UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08274

MassMutual Select Funds
(Exact name of registrant as specified in charter)

100 Bright Meadow Blvd., Enfield, CT	06082
(Address of principal executive offices) (Zip code)
Eric Wietsma
100 Bright Meadow Blvd., Enfield, CT	06082
(Name and address of agent for service)

Registrant’s telephone number, including area code: (860) 562-1000

Date of fiscal year end: 9/30/2017

Date of reporting period: 6/30/2017

Item 1. Schedule of Investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 103.0%

CORPORATE DEBT — 30.2%
Aerospace & Defense — 0.2%
United Technologies Corp. STEP 1.778% 5/04/18	$1,717,000	$1,719,203

Airlines — 0.9%
America West Airlines, Inc. 8.057% 1/02/22	686,479	785,675
Continental Airlines, Inc. 5.983% 10/19/23	3,499,056	3,848,961
Continental Airlines, Inc. 6.545% 8/02/20	484,108	504,683
Continental Airlines, Inc. 8.048% 5/01/22	1,585,530	1,752,011
US Airways, Inc. 7.125% 4/22/25	1,187,889	1,369,873

		8,261,203

Auto Manufacturers — 0.5%
Ford Motor Credit Co. LLC 2.145% 1/09/18	900,000	903,057
Ford Motor Credit Co. LLC 6.625% 8/15/17	1,500,000	1,508,219
General Motors Co. 3.500% 10/02/18	1,110,000	1,129,489
General Motors Co. 4.875% 10/02/23	150,000	160,751
General Motors Financial Co., Inc. 3.450% 4/10/22	1,400,000	1,422,957

		5,124,473

Auto Parts & Equipment — 0.0%
The Goodyear Tire & Rubber Co. 4.875% 3/15/27	198,000	200,970

Banks — 9.5%
Bank of America Corp. 2.000% 1/11/18	8,100,000	8,112,393
Bank of America Corp. 5.650% 5/01/18	9,815,000	10,123,220
Capital One NA 2.350% 8/17/18	2,025,000	2,033,147
Citigroup, Inc. 3 mo. USD LIBOR + .550%, FRN 1.739% 8/25/36	1,500,000	1,280,625
Citigroup, Inc. 1.750% 5/01/18	1,000,000	999,558
Citigroup, Inc. 1.800% 2/05/18	2,000,000	2,001,516
Citigroup, Inc. 2.150% 7/30/18	3,075,000	3,084,668
Citigroup, Inc. 2.500% 9/26/18	4,500,000	4,530,501

	Principal Amount	Value
Discover Bank 2.000% 2/21/18	$1,565,000	$1,566,923
Discover Bank 4.200% 8/08/23	2,120,000	2,229,723
The Goldman Sachs Group, Inc. 2.375% 1/22/18	1,000,000	1,004,436
The Goldman Sachs Group, Inc. 3.850% 7/08/24	1,150,000	1,193,601
The Goldman Sachs Group, Inc. 3.850% 1/26/27	4,055,000	4,125,184
The Goldman Sachs Group, Inc. 5.950% 1/18/18	2,000,000	2,044,696
The Goldman Sachs Group, Inc. 6.150% 4/01/18	2,000,000	2,064,180
The Goldman Sachs Group, Inc. 7.500% 2/15/19	1,000,000	1,084,703
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.155%, VRN 3.220% 3/01/25	1,000,000	1,001,879
JP Morgan Chase & Co. 6.300% 4/23/19	6,900,000	7,426,256
JP Morgan Chase Bank NA 6.000% 10/01/17	11,700,000	11,819,925
Morgan Stanley 5.500% 7/24/20	1,350,000	1,473,948
Morgan Stanley 5.950% 12/28/17	9,000,000	9,183,645
Santander UK Group Holdings PLC 2.875% 10/16/20	2,000,000	2,028,564
Wachovia Corp. 5.750% 2/01/18	2,000,000	2,046,848
Wells Fargo & Co. 3.550% 9/29/25	75,000	76,252
Wells Fargo Bank NA 1.750% 5/24/19	2,500,000	2,495,150
Wells Fargo Bank NA 2.150% 12/06/19	3,010,000	3,023,933

		88,055,474

Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	3,249,000	3,347,347
DS Services of America, Inc. (a) 10.000% 9/01/21	1,000,000	1,060,000

		4,407,347

Biotechnology — 0.5%
Amgen, Inc. 4.663% 6/15/51	1,500,000	1,588,729
Celgene Corp. 3.875% 8/15/25	676,000	705,981
Celgene Corp. 4.625% 5/15/44	160,000	168,089

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Celgene Corp. 5.000% 8/15/45	$500,000	$562,999
Gilead Sciences, Inc. 4.150% 3/01/47	2,095,000	2,104,767

		5,130,565

Chemicals — 0.1%
Axalta Coating Systems LLC (a) 4.875% 8/15/24	450,000	464,625
Valvoline, Inc. (a) 5.500% 7/15/24	450,000	475,875

		940,500

Commercial Services — 0.1%
CDK Global, Inc. (a) 4.875% 6/01/27	137,000	140,767
IHS Markit Ltd. (a) 5.000% 11/01/22	335,000	361,589

		502,356

Cosmetics & Personal Care — 0.0%
First Quality Finance Co., Inc. (a) 5.000% 7/01/25	190,000	193,800

Diversified Financial Services — 3.6%
American Express Co. 7.000% 3/19/18	2,500,000	2,592,925
Federal Home Loan Mortgage Corp. 1.250% 10/02/19	20,300,000	20,191,860
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	2,548,000	2,773,212
International Lease Finance Corp. (a) 7.125% 9/01/18	3,911,000	4,139,195
Protective Life Global Funding 3 mo. USD LIBOR + .550%, FRN (a) 1.769% 6/08/18	2,000,000	2,005,130
Protective Life Global Funding (a) 2.700% 11/25/20	1,495,000	1,506,114

		33,208,436

Electric — 2.5%
AEP Texas, Inc. (a) 3.850% 10/01/25	2,000,000	2,076,384
Entergy Louisiana LLC 3.780% 4/01/25	1,250,000	1,289,389
FirstEnergy Corp. 3.900% 7/15/27	1,345,000	1,349,301
FirstEnergy Transmission LLC (a) 5.450% 7/15/44	2,000,000	2,284,502
IPALCO Enterprises, Inc. 5.000% 5/01/18	4,588,000	4,662,555
Metropolitan Edison Co. (a) 4.000% 4/15/25	985,000	1,010,555
MidAmerican Energy Co. 4.400% 10/15/44	1,905,000	2,078,486

	Principal Amount	Value
NextEra Energy Capital Holdings, Inc. 2.056% 9/01/17	$4,000,000	$4,001,868
Oncor Electric Delivery Co. LLC 4.100% 6/01/22	2,000,000	2,129,304
Public Service Electric & Gas Co. 4.150% 11/01/45	2,000,000	2,105,396

		22,987,740

Entertainment — 0.1%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	450,000	491,531

Food Service — 0.0%
Aramark Services, Inc. 4.750% 6/01/26	250,000	259,375

Foods — 0.4%
Chobani LLC/Chobani Finance Corp., Inc. (a) 7.500% 4/15/25	230,000	242,938
Kraft Heinz Foods Co. 4.375% 6/01/46	1,000,000	979,334
Kraft Heinz Foods Co. 5.200% 7/15/45	1,750,000	1,893,197
Lamb Weston Holdings, Inc. (a) 4.625% 11/01/24	450,000	463,500

		3,578,969

Gas — 0.4%
KeySpan Gas East Corp. (a) 5.819% 4/01/41	2,837,000	3,557,138

Health Care – Products — 0.0%
Hill-Rom Holdings, Inc. (a) 5.750% 9/01/23	400,000	421,000

Health Care – Services — 1.4%
Aetna, Inc. 1.700% 6/07/18	2,600,000	2,601,006
Anthem, Inc. 3.500% 8/15/24	2,000,000	2,055,834
Centene Corp. 4.750% 1/15/25	680,000	698,700
DaVita, Inc. 5.000% 5/01/25	213,000	213,533
HCA, Inc. 6.500% 2/15/20	1,500,000	1,636,875
Kaiser Foundation Hospitals 4.150% 5/01/47	1,400,000	1,450,606
Molina Healthcare, Inc. (a) 4.875% 6/15/25	190,000	191,425
Molina Healthcare, Inc. STEP 5.375% 11/15/22	100,000	105,875
Providence St. Joseph Health Obligated Group 2.746% 10/01/26	2,000,000	1,915,546

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tenet Healthcare Corp. 4.375% 10/01/21	$255,000	$258,825
Tenet Healthcare Corp. (a) 4.625% 7/15/24	276,000	276,345
Tenet Healthcare Corp. 3 mo. USD LIBOR + 3.500%, FRN 4.746% 6/15/20	750,000	757,500
THC Escrow Corp. III (a) 4.625% 7/15/24	346,000	346,934
WellCare Health Plans, Inc. 5.250% 4/01/25	320,000	335,200

		12,844,204

Insurance — 1.4%
Farmers Exchange Capital II 3 mo. USD LIBOR + 3.744%, VRN (a) 6.151% 11/01/53	1,750,000	2,025,625
Farmers Exchange Capital III 3 mo. USD LIBOR + 3.454%, VRN (a) 5.454% 10/15/54	3,290,000	3,578,763
The Guardian Life Insurance Co. of America (a) 4.875% 6/19/64	3,000,000	3,300,060
Teachers Insurance & Annuity Association of America 3 mo. USD LIBOR + 2.661%, VRN (a) 4.375% 9/15/54	4,000,000	4,045,000

		12,949,448

Media — 0.7%
Altice US Finance I Corp. (a) 5.375% 7/15/23	500,000	520,313
Altice US Finance I Corp. (a) 5.500% 5/15/26	300,000	315,000
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	62,000	63,395
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	3,945,000	4,261,858
CSC Holdings LLC (a) 5.500% 4/15/27	300,000	317,250
CSC Holdings LLC 8.625% 2/15/19	233,000	255,352
DISH DBS Corp. 5.875% 7/15/22	200,000	215,000
DISH DBS Corp. 6.750% 6/01/21	260,000	288,600

		6,236,768

Miscellaneous – Manufacturing — 0.3%
General Electric Co. 5.875% 1/14/38	716,000	926,594

	Principal Amount	Value
Siemens Financieringsmaatschappij NV (a) 1.700% 9/15/21	$1,575,000	$1,538,567

		2,465,161

Oil & Gas — 0.3%
Anadarko Petroleum Corp. 4.500% 7/15/44	1,000,000	916,400
Canadian Natural Resources Ltd. 3.850% 6/01/27	375,000	371,962
Concho Resources, Inc. 5.500% 10/01/22	100,000	102,625
Diamondback Energy, Inc. (a) 4.750% 11/01/24	282,000	280,590
Noble Energy, Inc. 3.900% 11/15/24	1,100,000	1,130,320
QEP Resources, Inc. 5.375% 10/01/22	220,000	211,750

		3,013,647

Packaging & Containers — 0.0%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu 5.750% 10/15/20	270,000	276,302

Pharmaceuticals — 0.9%
AbbVie, Inc. 4.700% 5/14/45	1,000,000	1,062,641
Allergan Funding SCS 2.350% 3/12/18	1,000,000	1,004,175
Allergan Funding SCS 3.800% 3/15/25	630,000	651,640
AstraZeneca PLC 3.375% 11/16/25	1,200,000	1,225,668
Shire Acquisitions Investments Ireland DAC 1.900% 9/23/19	3,000,000	2,986,071
Valeant Pharmaceuticals International, Inc. (a) 5.500% 3/01/23	400,000	339,496
Valeant Pharmaceuticals International, Inc. (a) 5.875% 5/15/23	500,000	428,750
Valeant Pharmaceuticals International, Inc. (a) 6.125% 4/15/25	450,000	380,812

		8,079,253

Pipelines — 1.3%
Cheniere Corpus Christi Holdings LLC (a) 5.125% 6/30/27	150,000	153,750
Energy Transfer LP 3.600% 2/01/23	790,000	793,658
Energy Transfer LP 5.950% 10/01/43	750,000	794,534

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Florida Gas Transmission Co. LLC (a) 7.900% 5/15/19	$800,000	$877,428
Kinder Morgan Energy Partners LP 3.500% 9/01/23	2,000,000	2,016,552
Kinder Morgan Energy Partners LP 4.250% 9/01/24	2,000,000	2,066,464
Plains All American Pipeline LP/PAA Finance Corp. 4.650% 10/15/25	1,000,000	1,024,990
Rockies Express Pipeline LLC (a) 6.850% 7/15/18	1,108,000	1,153,705
Williams Partners LP 3.600% 3/15/22	2,000,000	2,043,314
Williams Partners LP 5.100% 9/15/45	1,000,000	1,036,002

		11,960,397

Real Estate — 0.3%
American Campus Communities Operating Partnership LP 3.350% 10/01/20	3,000,000	3,077,835

Real Estate Investment Trusts (REITS) — 2.8%
Alexandria Real Estate Equities, Inc. 4.600% 4/01/22	2,000,000	2,137,242
Boston Properties LP 3.700% 11/15/18	3,495,000	3,567,724
Equinix, Inc. 5.375% 5/15/27	320,000	341,200
HCP, Inc. 4.000% 12/01/22	3,500,000	3,660,881
Highwoods Realty LP 7.500% 4/15/18	1,476,000	1,536,243
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 5.625% 5/01/24	250,000	272,500
National Retail Properties, Inc. 6.875% 10/15/17	2,725,000	2,762,837
SBA Communications Corp. 4.875% 9/01/24	440,000	447,700
Ventas Realty LP 3.750% 5/01/24	1,050,000	1,067,988
Ventas Realty LP 3.850% 4/01/27	1,000,000	1,005,212
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 1.750% 9/15/17	4,845,000	4,844,976
Welltower, Inc. 3.750% 3/15/23	1,300,000	1,348,920
Welltower, Inc. 4.700% 9/15/17	2,825,000	2,840,571

		25,833,994

	Principal Amount	Value
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (a) 4.250% 5/15/24	$450,000	$447,160
CVS Health Corp. 4.000% 12/05/23	900,000	950,680
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC (a) 4.750% 6/01/27	300,000	306,375

		1,704,215

Semiconductors — 0.1%
NXP BV/NXP Funding LLC (a) 4.125% 6/01/21	500,000	526,500

Software — 0.2%
First Data Corp. (a) 5.000% 1/15/24	390,000	401,088
Microsoft Corp. 3.750% 2/12/45	600,000	596,322
MSCI, Inc. (a) 4.750% 8/01/26	400,000	411,120
Quintiles IMS, Inc. (a) 4.875% 5/15/23	500,000	511,875

		1,920,405

Telecommunications — 1.0%
AT&T, Inc. 4.750% 5/15/46	2,900,000	2,843,752
AT&T, Inc. 4.800% 6/15/44	1,500,000	1,486,566
AT&T, Inc. 5.250% 3/01/37	1,875,000	1,997,582
Intelsat Jackson Holdings SA (a) (b) 9.750% 7/15/25	220,000	219,725
Sprint Communications, Inc. (a) 9.000% 11/15/18	371,000	402,650
Verizon Communications, Inc. 4.862% 8/21/46	2,665,000	2,665,453

		9,615,728

TOTAL CORPORATE DEBT (Cost $275,665,666)		279,543,937

MUNICIPAL OBLIGATIONS — 2.1%
City of New York NY 6.271% 12/01/37	1,750,000	2,372,983
Commonwealth of Massachusetts 4.910% 5/01/29	1,250,000	1,456,275
New York City Transitional Finance Authority Future Tax Secured Revenue 5.008% 8/01/27	1,500,000	1,725,270
New York City Water & Sewer System BAB 6.124% 6/15/42	10,000,000	11,089,600

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
New York State Dormitory Authority 5.051% 9/15/27	$600,000	$688,860
State of California 7.950% 3/01/36	2,100,000	2,395,806

		19,728,794

TOTAL MUNICIPAL OBLIGATIONS (Cost $18,633,614)		19,728,794

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 14.4%
Automobile ABS — 0.1%
Nissan Auto Receivables Owner Trust, Series 2015-C, Class A2A 0.870% 11/15/18	710,283	709,878

Commercial MBS — 1.1%
Citigroup Commercial Mortgage Trust, Series 2013-375P, Class A (a) 3.251% 5/10/35	1,310,000	1,344,666
COMM Mortgage Trust, Series 2016-787S, Class A (a) 3.545% 2/10/36	1,280,000	1,315,795
COMM Mortgage Trust, Series 2014-277P, Class A, VRN (a) 3.732% 8/10/49	1,340,000	1,398,752
COMM Mortgage Trust, Series 2013-300P, Class A1 (a) 4.353% 8/10/30	1,240,000	1,345,389
Liberty Street Trust, Series 2016-225L, Class A (a) 3.597% 2/10/36	1,280,000	1,321,749
RBS Commercial Funding, Inc. Trust, Series 2013-GSP, Class A, VRN (a) 3.961% 1/13/32	1,320,000	1,397,140
TCW/Trust Company of the West, Series TCW-1090, Class COLL 3.270% 8/25/32	1,880,000	1,895,201

		10,018,692

Credit Card ABS — 0.6%
Chase Issuance Trust, Series 2012-A10, Class A10, 1 mo. LIBOR + .260%, FRN 1.419% 12/16/19	2,655,000	2,657,643
Citibank Credit Card Issuance Trust, Series 2008-A2, Class A2, 1 mo. LIBOR + 1.150%, FRN 2.366% 1/23/20	2,660,000	2,676,551

		5,334,194

Home Equity ABS — 1.5%
Bear Stearns Asset-Backed Securities Trust, Series 2007-HE4, Class 1A2, 1 mo. USD LIBOR + .190%, FRN 1.406% 5/25/37	1,142,085	1,177,143

	Principal Amount	Value
Home Equity Asset Trust, Series 2006-3, Class 1A1, 1 mo. USD LIBOR + .200%, FRN 1.416% 7/25/36	$4,105,672	$4,065,407
Home Equity Asset Trust, Series 2003-4, Class M1, 1 mo. USD LIBOR + 1.200%, FRN 2.416% 10/25/33	4,512,185	4,362,791
Residential Asset Securities Corp., Series 2005-KS11, Class M1, 1 mo. USD LIBOR + .400%, FRN 1.616% 12/25/35	4,539,010	4,506,520

		14,111,861

Other ABS — 2.3%
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 1 mo. USD LIBOR + .150%, FRN 1.366% 5/25/36	811,133	808,490
Countrywide Asset-Backed Certificates, Series 2006-22, Class 2A3, 1 mo. USD LIBOR + .160%, FRN 1.376% 1/25/34	361,636	355,269
Countrywide Asset-Backed Certificates, Series 2004-5, Class M1, 1 mo. USD LIBOR + .855%, FRN 2.071% 8/25/34	1,029,037	1,029,872
Dryden Senior Loan Fund, Series 2015-37A, Class A, 3 mo. USD LIBOR + 1.500%, FRN (a) 2.658% 4/15/27	3,650,000	3,656,282
First Franklin Mortgage Loan Trust, Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .360%, FRN 1.576% 10/25/35	1,445,685	1,402,628
Lehman XS Trust, Series 2005-4, Class 1A3, 1 mo. USD LIBOR + .800%, FRN 2.016% 10/25/35	792,282	763,772
Magnetite CLO Ltd., Series 2015-12A, Class AR, 3 mo. USD LIBOR + 1.330%, FRN (a) 2.488% 4/15/27	3,630,000	3,649,315
Morgan Stanley Capital I, Inc. Trust, Series 2006-NC2, Class A2D, 1 mo. USD LIBOR + .290%, FRN 1.506% 2/25/36	5,990,132	5,702,981
Structured Asset Investment Loan Trust, Series 2005-8, Class A4, 1 mo. USD LIBOR + .360%, FRN 1.576% 10/25/35	3,195,514	3,193,545

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Home Equity Trust, Series 2006-1, Class A4, 1 mo. USD LIBOR + .230%, FRN 1.446% 5/25/36	$675,980	$676,542

		21,238,696

Student Loans ABS — 5.6%
Access Group, Inc., Series 2015-1, Class A, 1 mo. USD LIBOR + .700%, FRN (a) 1.916% 7/25/56	3,763,730	3,739,390
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2, 1 mo. USD LIBOR + .800%, FRN (a) 2.016% 4/26/32	4,100,000	3,997,870
Goal Capital Funding Trust, Series 2005-2, Class A3, 3 mo. USD LIBOR + .170%, FRN 1.359% 5/28/30	3,140,484	3,139,058
Navient Student Loan Trust, Series 2014-8, Class A3, 1 mo. USD LIBOR + .600%, FRN 1.816% 5/27/49	7,680,000	7,645,297
Nelnet Student Loan Trust, Series 2015-2A, Class A2, 1 mo. USD LIBOR + .600%, FRN (a) 1.816% 9/25/47	5,049,487	5,007,600
SLC Student Loan Trust, Series 2006-2, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.406% 9/15/39	7,720,000	7,217,105
SLC Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .160%, FRN 1.406% 3/15/55	7,380,000	6,767,873
SLM Student Loan Trust, Series 2005-9, Class B, 3 mo. USD LIBOR + .300%, FRN 1.456% 1/25/41	3,085,412	2,803,823
SLM Student Loan Trust, Series 2012-7, Class A2, 1 mo. USD LIBOR + .280%, FRN 1.496% 9/25/19	1,173,542	1,173,173
SLM Student Loan Trust, Series 2008-5, Class B, 3 mo. USD LIBOR + 1.850%, FRN 3.006% 7/25/73	3,735,000	3,674,014
SLM Student Loan Trust, Series 2008-9, Class B, 3 mo. USD LIBOR + 2.250%, FRN 3.406% 10/25/83	3,630,000	3,671,784

	Principal Amount	Value
Wachovia Student Loan Trust, Series 2006-1, Class A6, 3 mo. USD LIBOR + .170%, FRN (a) 1.326% 4/25/40	$3,300,000	$3,032,561

		51,869,548

WL Collateral CMO — 3.2%
Bear Stearns ALT-A Trust, Series 2005-4, Class 25A1, VRN 3.400% 5/25/35	3,408,702	3,235,524
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A2, VRN 3.538% 3/25/36	19,708	19,488
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1, VRN 3.163% 11/25/35	5,154,156	4,819,235
IndyMac Index Mortgage Loan Trust, Series 2007-FLX1, Class A2, 1 mo. LIBOR + .180%, FRN 1.396% 2/25/37	1,381,388	1,362,711
JP Morgan Mortgage Trust, Series 2005-A5, Class 1A2, VRN 3.300% 8/25/35	1,501,872	1,506,662
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 4A1, VRN 3.049% 4/25/34	2,262,218	2,261,129
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3A, 12 mo. MTA + .750%, FRN (a) 1.442% 6/26/47	4,706,284	4,545,238
RALI Trust, Series 2006-QA7, Class 2A1, 1 mo. USD LIBOR + .185%, FRN 1.401% 8/25/36	1,414,997	1,220,274
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class 2A1A, 1 mo. USD LIBOR + .310%, FRN 1.526% 1/25/45	2,286,319	2,132,634
Washington Mutual Mortgage Pass-Through Certificates Trust, Series 2005-7, Class 4CB 7.000% 8/25/35	4,825,365	3,288,867
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class IIA1, VRN 3.185% 2/25/34	926,252	947,180
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR3, Class A4, VRN 3.361% 4/25/37	3,706,574	3,573,504

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-2, Class 1A1 5.000% 3/25/36	$1,399,653	$1,393,533

		30,305,979

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $130,392,041)		133,588,848

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 33.8%
Collateralized Mortgage Obligations — 1.9%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series KJ05, Class A1 1.418% 5/25/21	3,939,528	3,900,069
Series KS02, Class A 1.596% 8/25/23 1 mo. LIBOR + .380%, FRN	2,937,783	2,937,754
Series K040, Class A2 3.241% 9/25/24	3,345,000	3,492,231
Series S8FX, Class A2 3.291% 3/25/27	3,955,000	4,063,416
Series K151, Class A3 3.511% 4/25/30	2,870,000	2,954,929
Federal National Mortgage Association Series 2014-M6, Class FA 1.285% 12/25/17 1 mo. LIBOR + .290%, FRN	315,687	315,387

		17,663,786

Pass-Through Securities — 31.9%
Federal Home Loan Mortgage Corp.
Pool #G18622 2.500% 12/01/31	5,076,643	5,112,140
Pool #G18596 3.000% 4/01/31	1,110,128	1,141,306
Pool #G08715 3.000% 8/01/46	5,283,458	5,277,472
Pool #G08721 3.000% 9/01/46	714,946	714,136
Pool #G08726 3.000% 10/01/46	9,589,676	9,578,812
Pool #G08732 3.000% 11/01/46	6,529,721	6,522,324
Pool #G08741 3.000% 1/01/47	3,936,812	3,932,353
Pool #G08747 3.000% 2/01/47	1,277,103	1,275,656

	Principal Amount	Value
Pool #G07848 3.500% 4/01/44	$10,603,948	$10,996,625
Pool #G07924 3.500% 1/01/45	4,271,518	4,414,346
Pool #G60138 3.500% 8/01/45	6,821,424	7,060,174
Pool #G08681 3.500% 12/01/45	6,359,849	6,537,725
Pool #G08698 3.500% 3/01/46	8,836,329	9,083,469
Pool #G08702 3.500% 4/01/46	3,594,181	3,694,706
Pool #G08711 3.500% 6/01/46	5,384,319	5,534,912
Pool #G08716 3.500% 8/01/46	7,665,595	7,879,992
Federal National Mortgage Association
Pool #AM0359 2.310% 8/01/22	2,200,000	2,199,952
Pool #MA2740 2.500% 9/01/26	4,476,906	4,529,894
Pool #AN2275 2.680% 8/01/28	2,940,000	2,852,194
Pool #AN1609 2.950% 5/01/31	2,276,162	2,248,328
Pool #MA3029 3.000% 6/01/32	1,182,015	1,214,289
Pool #MA1607 3.000% 10/01/33	5,368,603	5,485,831
Pool #AN1282 3.010% 4/01/28	820,000	823,059
Pool #466386 3.430% 10/01/20	2,896,987	3,011,688
Pool #AN0877 3.500% 2/01/31	975,547	1,009,283
Pool #AB4262 3.500% 1/01/32	4,466,269	4,658,354
Pool #MA1148 3.500% 8/01/42	9,725,052	10,027,820
Pool #466216 3.540% 10/01/20	2,500,000	2,610,563
Pool #AM7122 3.610% 11/01/34	1,893,147	1,962,026
Pool #AM4407 3.650% 9/01/23	1,916,106	2,034,606
Pool #AX2491 4.000% 10/01/44	2,969,530	3,121,718
Pool #FN0003 4.283% 1/01/21	2,701,773	2,887,194
Pool #468066 4.295% 6/01/21	4,117,648	4,429,414

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #AL9106 4.500% 2/01/46	$1,266,764	$1,361,574
Pool #AL9105 4.500% 10/01/46	2,527,242	2,714,022
Federal National Mortgage Association TBA
Pool #3430 3.000% 2/01/29 (b)	4,835,000	4,961,541
Pool #515 3.000% 5/01/44 (b)	4,725,000	4,718,725
Pool #1127 3.500% 4/01/44 (b)	2,090,000	2,146,169
Pool #6447 4.000% 9/01/43 (b)	33,665,000	35,382,440
Pool #9730 4.500% 4/01/41 (b)	34,965,000	37,453,525
Government National Mortgage Association II
Pool #MA4126 3.000% 12/20/46	7,043,170	7,122,681
Pool #MA3521 3.500% 3/20/46	4,391,799	4,556,834
Pool #MA3597 3.500% 4/20/46	4,599,322	4,769,281
Pool #MA3663 3.500% 5/20/46	3,272,394	3,393,319
Pool #MA4127 3.500% 12/20/46	4,871,193	5,051,199
Pool #MA4382 3.500% 4/20/47	1,010,041	1,047,523
Government National Mortgage Association II TBA
Pool #24 3.000% 2/01/45 (b)	5,045,000	5,097,421
Pool #471 3.500% 12/01/44 (b)	7,085,000	7,337,403
Pool #1767 4.000% 6/01/44 (b)	12,025,000	12,651,616
Pool #1207 4.500% 10/01/41 (b)	10,880,000	11,560,000

		295,187,634

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $316,013,246)		312,851,420

U.S. TREASURY OBLIGATIONS — 22.5%
U.S. Treasury Bonds & Notes — 22.5%
U.S. Treasury Bond 3.000% 5/15/47	38,835,000	40,085,002
U.S. Treasury Inflation Index 0.125% 4/15/21	4,642,245	4,635,175

	Principal Amount	Value
U.S. Treasury Inflation Index 0.125% 4/15/22	$2,422,918	$2,411,355
U.S. Treasury Inflation Index 0.125% 7/15/26	8,614,069	8,308,847
U.S. Treasury Inflation Index 0.375% 1/15/27	3,481,865	3,419,675
U.S. Treasury Inflation Index 0.875% 2/15/47	9,824,839	9,534,387
U.S. Treasury Note 1.250% 5/31/19	6,155,000	6,140,575
U.S. Treasury Note 1.500% 1/31/22	11,850,000	11,669,472
U.S. Treasury Note 1.750% 5/31/22	45,375,000	45,106,648
U.S. Treasury Note 1.750% 6/30/22	58,400,000	58,014,245
U.S. Treasury Note 2.375% 5/15/27	19,110,000	19,232,422

		208,557,803

TOTAL U.S. TREASURY OBLIGATIONS (Cost $208,535,920)		208,557,803

TOTAL BONDS & NOTES (Cost $949,240,487)		954,270,802

TOTAL LONG-TERM INVESTMENTS (Cost $949,240,487)		954,270,802

SHORT-TERM INVESTMENTS — 10.8%
Repurchase Agreement — 0.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	946,983	946,983

Sovereign Debt Obligations — 3.9%
Japan Treasury Discount Bill JPY (d) 0.000% 7/18/17	240,000,000	2,133,882
Japan Treasury Discount Bill JPY (d) 0.000% 8/07/17	1,650,000,000	14,671,056
Japan Treasury Discount Bill JPY (d) 0.010% 9/25/17	2,130,000,000	18,941,500

		35,746,438

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	1,588	1,588

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Total Return Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Bill — 6.8%
U.S. Treasury Bill 0.000% 7/27/17	$6,560,000	$6,556,412
U.S. Treasury Bill 0.000% 8/03/17	5,815,000	5,810,732
U.S. Treasury Bill 0.000% 8/10/17	30,045,000	30,017,359
U.S. Treasury Bill 0.000% 8/31/17	19,385,000	19,355,690
U.S. Treasury Bill (e) 0.000% 9/07/17	640,000	638,885

		62,379,078

TOTAL SHORT-TERM INVESTMENTS (Cost $99,442,818)		99,074,087

TOTAL INVESTMENTS — 113.8% (Cost $1,048,683,305) (f)		1,053,344,889

Other Assets/(Liabilities) — (13.8)%		(127,336,854)

NET ASSETS — 100.0%		$926,008,035

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
BAB	Build America Bonds
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
JPY	Japanese Yen
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
STEP	Step Up Bond
TBA	To Be Announced
USD	U.S. Dollar
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $84,359,536 or 9.11% of net assets.
(b)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(c)	Maturity value of $946,987. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 4/30/19, and an aggregate market value, including accrued interest, of $967,017.
(d)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.0%

PREFERRED STOCK — 0.0%
Financial — 0.0%
Banks — 0.0%
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 7.542%	4,650	$120,807

TOTAL PREFERRED STOCK (Cost $125,608)		120,807

TOTAL EQUITIES (Cost $125,608)		120,807

	Principal Amount
BONDS & NOTES — 97.7%

BANK LOANS — 3.4%
Airlines — 0.1%
American Airlines, Inc., 2017 Term Loan B 3.220% 6/26/20	$480,197	479,477

Building Materials — 0.1%
American Builders & Contractors Supply Co., Inc., 2017 Term Loan B 3.726% 10/31/23	326,656	327,309

Commercial Services — 0.3%
Avolon TLB Borrower 1 (Luxembourg) Sarl, Term Loan B2 3.962% 3/20/22	530,000	533,100
Brickman Group Ltd., 1st Lien Term Loan 4.209% 12/18/20	124,797	124,855
Jaguar Holding Co. II, 2017 Term Loan 3.976% 8/18/22	339,872	339,933
Prime Security Services Borrower LLC, 2016 1st Lien Term Loan 3.974% 5/02/22	399,000	398,753

		1,396,641

Computers — 0.1%
Dell, Inc., Term Loan A2 3.480% 9/07/21	390,000	390,292

Diversified Financial Services — 0.0%
Ziggo Secured Finance Partnership, USD Term Loan E 3.659% 4/15/25	170,000	169,420

Electric — 0.2%
Energy Future Intermediate Holding Co. LLC, 2017 DIP Term Loan 4.000% 6/23/18	910,000	912,275

	Principal Amount	Value
Entertainment — 0.1%
Aristocrat Leisure Ltd., 2017 Term Loan B 3.406% 10/20/21	$35,514	$35,655
UPC Financing Partnership, USD Term Loan AP 3.909% 4/15/25	340,000	340,354

		376,009

Foods — 0.1%
Post Holdings, Inc., 2017 Series A Incremental Term Loan 2.250% 5/24/24	630,000	630,447

Health Care – Services — 0.2%
DaVita HealthCare Partners, Inc., Term Loan B 3.976% 6/24/21	307,621	308,006
HCA, Inc., Term Loan B8 3.476% 2/15/24	348,252	349,830
MPH Acquisition Holdings LLC, 2016 Term Loan B 4.296% 6/07/23	290,951	290,724

		948,560

Holding Company – Diversified — 0.2%
Reynolds Group Holdings, Inc., USD 2017 Term Loan 4.226% 2/05/23	660,449	660,932

Investment Companies — 0.0%
RPI Finance Trust, Term Loan B6 3.296% 3/27/23	34,501	34,604

Lodging — 0.2%
Boyd Gaming Corp., Term Loan B3 3.688% 9/15/23	358,258	358,932
Four Seasons Holdings, Inc., New 1st Lien Term Loan 3.726% 11/30/23	298,500	300,240
Hilton Worldwide Finance LLC, Term Loan B2 3.216% 10/25/23	377,652	378,638

		1,037,810

Media — 0.4%
CBS Radio, Inc., Term Loan B 4.716% 10/17/23	372,930	373,396
Charter Communications Operating LLC, 2016 Term Loan I Add 3.480% 1/15/24	386,615	387,848
CSC Holdings LLC, 2017 1st Lien Term Loan 3.459% 7/17/25	65,789	65,280
Numericable U.S. LLC, USD Term Loan B10 4.422% 1/14/25	348,250	347,526

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Univision Communications, Inc., Term Loan C5 3.976% 3/15/24	$761,501	$745,951

		1,920,001

Packaging & Containers — 0.1%
Berry Plastics Group, Inc., Term Loan J 3.617% 1/19/24	349,125	348,978
Berry Plastics Group, Inc., Term Loan I 3.726% 10/01/22	268,552	268,703

		617,681

Pharmaceuticals — 0.1%
Patheon Holdings I B.V., 2017 USD Term Loan 4.504% 4/20/24	352,746	353,187
Valeant Pharmaceuticals International, Inc., Term Loan B F1 5.830% 4/01/22	242,936	246,125

		599,312

Retail — 0.6%
1011778 B.C. ULC, Term Loan B3 3.546% 2/16/24	353,076	352,084
Academy, Ltd., 2015 Term Loan B 5.220% 7/01/22	305,318	236,011
Albertsons LLC, USD 2017 Term Loan B4 3.976% 8/25/21	220,509	217,532
Albertsons LLC, USD 2017 Term Loan B6 4.251% 6/22/23	379,050	374,471
Michaels Stores, Inc., 2016 Term Loan B1 3.976% 1/30/23	323,095	322,086
Party City Holdings, Inc., 2016 Term Loan 4.300% 8/19/22	356,133	356,326
Petco Animal Supplies, Inc., 2017 Term Loan B 4.172% 1/26/23	277,689	250,059
PetSmart, Inc., Term Loan B2 4.220% 3/11/22	442,047	410,613

		2,519,182

Software — 0.1%
First Data Corp., 2017 Term Loan 3.716% 4/26/24	336,404	336,283

Telecommunications — 0.3%
CenturyLink, Inc., 2017 Term Loan B 1.375% 1/31/25	440,000	434,746
Level 3 Financing, Inc., 2017 Term Loan B 3.466% 2/22/24	370,000	370,696
Virgin Media Investment Holdings Ltd., USD Term Loan I 3.909% 1/31/25	318,737	318,657

		1,124,099

	Principal Amount	Value
Transportation — 0.2%
Air Medical Group Holdings, Inc., Term Loan B 4.474% 4/28/22	$156,800	$153,703
Air Medical Group Holdings, Inc. ., Term Loan B1 5.000% 4/28/22	229,421	228,159
Flying Fortress, Inc., New Term Loan 3.546% 4/30/20	350,000	350,812
XPO Logistics, Inc., 2017 Term Loan B 3.405% 11/01/21	332,226	332,844

		1,065,518

TOTAL BANK LOANS (Cost $15,737,988)		15,545,852

CORPORATE DEBT — 26.3%
Advertising — 0.0%
WPP Finance 2010 5.125% 9/07/42	60,000	63,906

Aerospace & Defense — 0.2%
Boeing Capital Corp. 4.700% 10/27/19	150,000	160,032
The Boeing Co. 4.875% 2/15/20	10,000	10,764
The Boeing Co. 6.000% 3/15/19	130,000	139,005
Harris Corp. 5.054% 4/27/45	80,000	89,788
Lockheed Martin Corp. 3.550% 1/15/26	350,000	362,672
Lockheed Martin Corp. 4.500% 5/15/36	60,000	65,435
Raytheon Co. 3.125% 10/15/20	120,000	124,329
United Technologies Corp. 4.500% 6/01/42	100,000	109,195

		1,061,220

Agriculture — 0.4%
Altria Group, Inc. 2.850% 8/09/22	210,000	213,276
Altria Group, Inc. 4.750% 5/05/21	290,000	316,305
Altria Group, Inc. 5.375% 1/31/44	90,000	108,490
Altria Group, Inc. 9.250% 8/06/19	180,000	206,635
Philip Morris International, Inc. 2.500% 8/22/22	80,000	79,913
Philip Morris International, Inc. 2.900% 11/15/21	240,000	245,656
Philip Morris International, Inc. 4.500% 3/20/42	80,000	85,099

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Reynolds American, Inc. 3.250% 6/12/20	$65,000	$66,920
Reynolds American, Inc. 5.850% 8/15/45	370,000	453,176
Reynolds American, Inc. 8.125% 6/23/19	10,000	11,153

		1,786,623

Airlines — 0.1%
Delta Air Lines, Inc., Series 2007-1 Class A 6.821% 2/10/24	175,984	201,942

Auto Manufacturers — 0.4%
Fiat Chrysler Automobiles NV 4.500% 4/15/20	200,000	204,750
Ford Motor Co. 4.750% 1/15/43	140,000	135,138
Ford Motor Credit Co. LLC 8.125% 1/15/20	420,000	476,882
General Motors Co. 6.250% 10/02/43	300,000	333,225
General Motors Financial Co., Inc. 3.250% 5/15/18	20,000	20,234
General Motors Financial Co., Inc. 3.450% 4/10/22	30,000	30,492
General Motors Financial Co., Inc. 4.250% 5/15/23	10,000	10,454
General Motors Financial Co., Inc. 4.350% 1/17/27	60,000	60,739
General Motors Financial Co., Inc. 4.375% 9/25/21	80,000	84,325
Hyundai Capital America (a) 2.125% 10/02/17	70,000	70,050
Toyota Motor Credit Corp. 1.250% 10/05/17	290,000	289,943

		1,716,232

Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc. 6.625% 10/15/22	210,000	215,250
The Goodyear Tire & Rubber Co. 5.125% 11/15/23	100,000	104,750
The Goodyear Tire & Rubber Co. 5.000% 5/31/26	110,000	113,850

		433,850

Banks — 5.6%
Bank of America Corp. 3.300% 1/11/23	90,000	91,773
Bank of America Corp. 3.500% 4/19/26	290,000	290,988
Bank of America Corp. 3.875% 8/01/25	250,000	258,628

	Principal Amount	Value
Bank of America Corp. 4.000% 4/01/24	$270,000	$282,924
Bank of America Corp. 4.000% 1/22/25	270,000	274,702
Bank of America Corp. 4.125% 1/22/24	290,000	306,025
Bank of America Corp. 4.200% 8/26/24	380,000	394,479
Bank of America Corp. 4.450% 3/03/26	50,000	52,037
Bank of America Corp. 4.875% 4/01/44	220,000	246,308
Bank of America Corp. 5.000% 5/13/21	220,000	240,048
Bank of America Corp. 5.000% 1/21/44	510,000	576,529
Bank of America Corp. 5.625% 7/01/20	210,000	229,972
Bank of America Corp. 5.650% 5/01/18	90,000	92,826
Bank of America Corp. 5.750% 12/01/17	30,000	30,508
Bank of America Corp. 3 mo. USD LIBOR + 3.705%, VRN 6.250% 9/29/49	200,000	217,500
Bank of America Corp. 6.875% 4/25/18	110,000	114,469
Bank of America Corp. 7.625% 6/01/19	40,000	44,107
Barclays Bank PLC (a) 6.050% 12/04/17	130,000	132,231
BNP Paribas SA 2.375% 9/14/17	130,000	130,220
BNP Paribas SA (a) 4.625% 3/13/27	260,000	274,173
Citigroup, Inc. 4.300% 11/20/26	1,070,000	1,099,041
Citigroup, Inc. 4.400% 6/10/25	340,000	354,246
Citigroup, Inc. 4.450% 9/29/27	610,000	634,411
Citigroup, Inc. 4.650% 7/30/45	441,000	479,537
Citigroup, Inc. 4.750% 5/18/46	40,000	41,988
Citigroup, Inc. 5.300% 5/06/44	16,000	18,105
Citigroup, Inc. 3 mo. USD LIBOR + 3.466%, VRN 5.350% 12/31/49	100,000	102,250
Citigroup, Inc. 5.500% 9/13/25	170,000	189,044

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Citigroup, Inc. 3 mo. USD LIBOR + 4.230%, VRN 5.900% 12/29/49	$40,000	$42,810
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%, VRN 5.950% 7/29/49	100,000	106,375
Citigroup, Inc. 3 mo. USD LIBOR + 3.905%, VRN 5.950% 12/29/49	500,000	535,765
Citigroup, Inc. 3 mo. USD LIBOR + 3.423%, VRN 6.300% 12/29/49	150,000	159,750
Citigroup, Inc. 6.625% 6/15/32	20,000	25,004
Citigroup, Inc. 8.125% 7/15/39	10,000	15,353
Commonwealth Bank of Australia (a) 5.000% 10/15/19	70,000	74,454
Cooperatieve Rabobank UA 4.375% 8/04/25	280,000	293,626
Cooperatieve Rabobank UA 4.625% 12/01/23	250,000	269,409
Cooperatieve Rabobank UA 5.250% 8/04/45	295,000	344,539
Cooperatieve Rabobank UA 3 mo. USD LIBOR + 10.868%, VRN (a) 11.000% 12/29/49	210,000	243,915
Credit Agricole SA 3 mo. USD LIBOR + 6.982%, VRN (a) 8.375% 10/29/49	480,000	535,200
Credit Suisse Group Funding Guernsey Ltd. 4.875% 5/15/45	260,000	286,173
Goldman Sachs Capital II 3 mo. USD LIBOR + .768%, VRN 4.000% 12/29/49	18,000	15,627
The Goldman Sachs Group, Inc. 2.375% 1/22/18	70,000	70,310
The Goldman Sachs Group, Inc. 3.500% 11/16/26	200,000	198,939
The Goldman Sachs Group, Inc. 3.850% 7/08/24	90,000	93,412
The Goldman Sachs Group, Inc. 4.000% 3/03/24	100,000	104,682
The Goldman Sachs Group, Inc. 4.250% 10/21/25	260,000	268,752
The Goldman Sachs Group, Inc. 4.750% 10/21/45	180,000	199,162
The Goldman Sachs Group, Inc. 5.150% 5/22/45	490,000	544,271
The Goldman Sachs Group, Inc. 5.250% 7/27/21	100,000	109,605
The Goldman Sachs Group, Inc. 6.000% 6/15/20	290,000	319,935

	Principal Amount	Value
The Goldman Sachs Group, Inc. 6.250% 2/01/41	$770,000	$1,005,844
The Goldman Sachs Group, Inc. 6.750% 10/01/37	80,000	103,843
HSBC Holdings PLC 3.400% 3/08/21	490,000	503,621
HSBC Holdings PLC 3.900% 5/25/26	370,000	381,915
HSBC Holdings PLC 4.250% 8/18/25	330,000	339,011
HSBC Holdings PLC 6.500% 9/15/37	300,000	387,921
ING Bank NV (a) 5.800% 9/25/23	210,000	237,130
Intesa Sanpaolo SpA (a) 5.017% 6/26/24	450,000	456,371
JP Morgan Chase & Co. 3.625% 5/13/24	80,000	82,509
JP Morgan Chase & Co. 3.875% 9/10/24	300,000	309,523
JP Morgan Chase & Co. 4.250% 10/01/27	70,000	73,017
JP Morgan Chase & Co. 4.350% 8/15/21	40,000	42,814
JP Morgan Chase & Co. 4.950% 6/01/45	290,000	323,514
Mitsubishi UFJ Financial Group, Inc. 2.998% 2/22/22	160,000	162,376
Morgan Stanley 5.500% 7/24/20	200,000	218,363
Nordea Bank AB (a) 4.875% 5/13/21	390,000	418,422
Royal Bank of Scotland Group PLC 6.000% 12/19/23	240,000	264,352
Royal Bank of Scotland Group PLC 6.100% 6/10/23	210,000	231,389
Royal Bank of Scotland Group PLC 6.125% 12/15/22	110,000	120,432
Santander Holdings USA, Inc. 4.500% 7/17/25	50,000	51,459
Standard Chartered PLC (a) 5.700% 3/26/44	470,000	533,943
State Street Corp. STEP 4.956% 3/15/18	280,000	286,186
Sumitomo Mitsui Financial Group, Inc. 2.058% 7/14/21	230,000	226,126
UBS Group Funding Switzerland AG (a) 3.491% 5/23/23	500,000	511,551
UBS Group Funding Switzerland AG (a) 4.125% 9/24/25	210,000	220,129
UBS Group Funding Switzerland AG (a) 4.253% 3/23/28	700,000	731,311

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wachovia Capital Trust III 3 mo. USD LIBOR + .930%, VRN 5.570% 3/29/49	$630,000	$633,465
Wells Fargo & Co. 3.000% 10/23/26	380,000	370,028
Wells Fargo & Co. 3.450% 2/13/23	120,000	122,862
Wells Fargo & Co. 4.300% 7/22/27	660,000	691,297
Wells Fargo & Co. 4.400% 6/14/46	180,000	182,232
Wells Fargo & Co. 4.480% 1/16/24	991,000	1,062,201
Wells Fargo & Co. 4.600% 4/01/21	40,000	43,118
Wells Fargo & Co. 4.650% 11/04/44	100,000	105,030
Wells Fargo & Co. 4.750% 12/07/46	890,000	950,230
Wells Fargo & Co. 4.900% 11/17/45	290,000	316,210
Wells Fargo & Co. 5.375% 11/02/43	110,000	127,255
Wells Fargo & Co. 3 mo. USD LIBOR + 3.990%, VRN 5.875% 12/29/49	70,000	77,138
Wells Fargo Bank NA 6.000% 11/15/17	250,000	253,955

		25,214,230

Beverages — 0.8%
Anheuser-Busch InBev Finance, Inc. 2.650% 2/01/21	190,000	192,547
Anheuser-Busch InBev Finance, Inc. 3.300% 2/01/23	210,000	216,243
Anheuser-Busch InBev Finance, Inc. 3.650% 2/01/26	630,000	649,070
Anheuser-Busch InBev Finance, Inc. 4.900% 2/01/46	830,000	936,772
Anheuser-Busch InBev Worldwide, Inc. 2.500% 7/15/22	240,000	239,661
Anheuser-Busch InBev Worldwide, Inc. 5.000% 4/15/20	100,000	107,834
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	260,000	281,522
Cott Holdings, Inc. (a) 5.500% 4/01/25	150,000	153,000
Diageo Capital PLC 4.828% 7/15/20	200,000	215,809
Diageo Investment Corp. 2.875% 5/11/22	150,000	153,663
Molson Coors Brewing Co. 3.000% 7/15/26	190,000	182,751
Molson Coors Brewing Co. 3.500% 5/01/22	30,000	31,074

	Principal Amount	Value
PepsiCo, Inc. 4.000% 3/05/42	$50,000	$51,113
Pernod Ricard SA (a) 4.450% 1/15/22	250,000	268,045

		3,679,104

Biotechnology — 0.2%
Amgen, Inc. 3.625% 5/22/24	30,000	31,295
Amgen, Inc. 4.663% 6/15/51	34,000	36,011
Celgene Corp. 3.550% 8/15/22	40,000	41,641
Celgene Corp. 3.625% 5/15/24	40,000	41,434
Celgene Corp. 3.875% 8/15/25	10,000	10,443
Celgene Corp. 5.000% 8/15/45	350,000	394,099
Celgene Corp. 5.250% 8/15/43	70,000	78,457
Gilead Sciences, Inc. 3.700% 4/01/24	210,000	218,313
Gilead Sciences, Inc. 4.500% 2/01/45	10,000	10,366
Gilead Sciences, Inc. 4.750% 3/01/46	200,000	219,562

		1,081,621

Chemicals — 0.2%
Equate Petrochemical BV (a) 4.250% 11/03/26	230,000	232,875
OCP SA (a) 4.500% 10/22/25	330,000	332,541
Potash Corp. of Saskatchewan, Inc. 4.875% 3/30/20	50,000	53,011
Westlake Chemical Corp. 4.625% 2/15/21	40,000	41,400
Westlake Chemical Corp. 4.875% 5/15/23	90,000	93,713

		753,540

Commercial Services — 0.1%
Ecolab, Inc. 4.350% 12/08/21	50,000	54,374
UBM PLC (a) 5.750% 11/03/20	110,000	115,800
United Rentals North America, Inc. 5.500% 7/15/25	140,000	146,650
United Rentals North America, Inc. 5.875% 9/15/26	90,000	95,850

		412,674

Computers — 0.3%
Apple, Inc. 2.450% 8/04/26	370,000	353,799

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Dell International LLC/ EMC Corp. (a) 3.480% 6/01/19	$630,000	$644,727
Dell International LLC/EMC Corp. (a) 4.420% 6/15/21	400,000	421,687

		1,420,213

Diversified Financial Services — 6.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 3.750% 5/15/19	150,000	154,070
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 4.500% 5/15/21	160,000	169,758
Ally Financial, Inc. 3.500% 1/27/19	80,000	81,100
Ally Financial, Inc. 7.500% 9/15/20	236,000	267,270
CIT Group, Inc. 5.000% 8/15/22	180,000	193,950
CIT Group, Inc. 5.000% 8/01/23	40,000	43,100
Federal Home Loan Banks 0.875% 6/29/18	10,000,000	9,958,477
Federal Home Loan Mortgage Corp. 0.750% 4/09/18	12,280,000	12,229,317
Federal National Mortgage Association 0.010% 10/09/19	1,460,000	1,398,799
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	215,000	216,719
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	380,000	413,587
HSBC Finance Corp. 6.676% 1/15/21	460,000	518,403
ILFC E-Capital Trust II VRN (a) 4.590% 12/21/65	10,000	9,550
International Lease Finance Corp. 5.875% 8/15/22	70,000	79,027
International Lease Finance Corp. 8.625% 1/15/22	180,000	221,647
KKR Group Finance Co. II LLC (a) 5.500% 2/01/43	20,000	22,148
Quicken Loans, Inc. (a) 5.750% 5/01/25	90,000	92,925
Synchrony Financial 2.700% 2/03/20	200,000	201,014
Visa, Inc. 3.150% 12/14/25	490,000	497,481
Visa, Inc. 4.300% 12/14/45	260,000	285,159

		27,053,501

	Principal Amount	Value
Electric — 0.8%
AES Corp. 4.875% 5/15/23	$130,000	$132,438
AES Corp. 5.500% 3/15/24	10,000	10,413
AES Corp. 5.500% 4/15/25	90,000	94,163
Berkshire Hathaway Energy Co. 6.500% 9/15/37	110,000	147,704
Duke Energy Corp. 3.750% 4/15/24	100,000	104,507
Exelon Corp. 5.625% 6/15/35	290,000	339,836
FirstEnergy Corp. 2.750% 3/15/18	70,000	70,446
FirstEnergy Corp. 3.900% 7/15/27	420,000	421,343
FirstEnergy Corp. 4.250% 3/15/23	310,000	326,077
FirstEnergy Corp. Series C 7.375% 11/15/31	630,000	828,861
Majapahit Holding BV (b) 7.750% 1/20/20	370,000	413,475
Pacific Gas & Electric Co. 5.800% 3/01/37	110,000	140,311
Pacific Gas & Electric Co. 6.050% 3/01/34	520,000	671,002
Pacific Gas & Electric Co. 8.250% 10/15/18	50,000	54,027

		3,754,603

Engineering & Construction — 0.0%
ABB Finance USA, Inc. 4.375% 5/08/42	20,000	21,771

Entertainment — 0.0%
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	40,000	43,692

Environmental Controls — 0.0%
Waste Management, Inc. 3.500% 5/15/24	90,000	93,748
Waste Management, Inc. 4.600% 3/01/21	30,000	32,375
Waste Management, Inc. 7.375% 5/15/29	50,000	65,903

		192,026

Foods — 0.6%
Danone SA (a) 2.077% 11/02/21	250,000	246,634
Danone SA (a) 2.589% 11/02/23	310,000	302,460
Danone SA (a) 2.947% 11/02/26	550,000	531,602

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Kraft Heinz Foods Co. 3.500% 6/06/22	$150,000	$154,980
Kraft Heinz Foods Co. 5.375% 2/10/20	136,000	146,578
Kraft Heinz Foods Co. 3.000% 6/01/26	20,000	19,141
Kraft Heinz Foods Co. 3.950% 7/15/25	100,000	102,827
Kraft Heinz Foods Co. 4.375% 6/01/46	300,000	293,800
Kraft Heinz Foods Co. (a) 4.875% 2/15/25	122,000	130,759
Kraft Heinz Foods Co. 5.000% 7/15/35	80,000	86,510
Kraft Heinz Foods Co. 5.000% 6/04/42	40,000	42,227
Kraft Heinz Foods Co. 5.200% 7/15/45	70,000	75,728
The Kroger Co. 6.400% 8/15/17	30,000	30,151
Lamb Weston Holdings, Inc. (a) 4.625% 11/01/24	120,000	123,600
WM Wrigley Jr. Co. (a) 2.400% 10/21/18	40,000	40,270
WM Wrigley Jr. Co. (a) 2.900% 10/21/19	130,000	132,170
WM Wrigley Jr. Co. (a) 3.375% 10/21/20	10,000	10,322

		2,469,759

Forest Products & Paper — 0.0%
Celulosa Arauco y Constitucion SA 4.750% 1/11/22	130,000	135,333

Health Care – Products — 0.4%
Abbott Laboratories 3.750% 11/30/26	210,000	214,370
Abbott Laboratories 4.750% 11/30/36	140,000	152,385
Abbott Laboratories 4.900% 11/30/46	160,000	176,230
Becton Dickinson & Co. 3.363% 6/06/24	450,000	451,029
Becton Dickinson & Co. 3.734% 12/15/24	65,000	66,065
Becton Dickinson & Co. 4.685% 12/15/44	50,000	51,493
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.500% 4/15/25	10,000	8,750
Mallinckrodt International Finance SA/Mallinckrodt CB LLC (a) 5.625% 10/15/23	40,000	36,500

	Principal Amount	Value
Medtronic, Inc. 3.125% 3/15/22	$180,000	$185,593
Medtronic, Inc. 3.500% 3/15/25	260,000	270,468
Medtronic, Inc. 4.625% 3/15/45	190,000	213,833

		1,826,716

Health Care – Services — 0.4%
Aetna, Inc. 2.800% 6/15/23	40,000	39,931
Anthem, Inc. 7.000% 2/15/19	50,000	53,799
Anthem, Inc. 3.125% 5/15/22	50,000	50,932
Anthem, Inc. 3.700% 8/15/21	70,000	73,016
Catholic Health Initiatives 4.350% 11/01/42	20,000	18,051
Centene Corp. 4.750% 5/15/22	110,000	114,812
Centene Corp. 4.750% 1/15/25	80,000	82,200
Centene Corp. 6.125% 2/15/24	50,000	54,059
Fresenius Medical Care US Finance II, Inc. (a) 4.125% 10/15/20	50,000	51,875
Fresenius Medical Care US Finance II, Inc. (a) 4.750% 10/15/24	70,000	73,500
Fresenius Medical Care US Finance II, Inc. (a) 5.875% 1/31/22	50,000	55,375
HCA, Inc. 5.250% 6/15/26	70,000	75,495
HCA, Inc. 5.875% 3/15/22	190,000	210,662
HCA, Inc. 5.875% 5/01/23	80,000	87,100
HCA, Inc. 6.500% 2/15/20	60,000	65,475
HCA, Inc. 7.500% 2/15/22	40,000	46,050
Humana, Inc. 3.150% 12/01/22	40,000	40,690
Humana, Inc. 3.950% 3/15/27	190,000	198,010
Humana, Inc. 4.625% 12/01/42	70,000	74,803
Humana, Inc. 4.800% 3/15/47	10,000	11,020
Humana, Inc. 4.950% 10/01/44	60,000	67,383

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Tenet Healthcare Corp. 6.750% 6/15/23	$30,000	$30,000
Tenet Healthcare Corp. 8.125% 4/01/22	120,000	127,350
UnitedHealth Group, Inc. 3.750% 7/15/25	50,000	52,663
UnitedHealth Group, Inc. 5.800% 3/15/36	70,000	88,618

		1,842,869

Home Builders — 0.1%
Lennar Corp. 4.500% 4/30/24	120,000	124,032
NVR, Inc. 3.950% 9/15/22	100,000	104,693
Taylor Morrison Communities, Inc./Monarch Communities, Inc. (a) 5.250% 4/15/21	120,000	123,000

		351,725

Household Products & Wares — 0.0%
Spectrum Brands, Inc. 5.750% 7/15/25	60,000	64,356

Housewares — 0.1%
Newell Brands, Inc. 3.150% 4/01/21	80,000	81,859
Newell Brands, Inc. 3.850% 4/01/23	170,000	178,490
Newell Brands, Inc. 4.200% 4/01/26	140,000	148,650

		408,999

Insurance — 0.4%
American International Group, Inc. 3.750% 7/10/25	210,000	213,902
American International Group, Inc. 3 mo. USD LIBOR + 2.056%, VRN 6.250% 3/15/87	234,000	252,767
Chubb INA Holdings, Inc. 2.300% 11/03/20	70,000	70,399
Chubb INA Holdings, Inc. 3.350% 5/03/26	80,000	81,824
Chubb INA Holdings, Inc. 4.350% 11/03/45	230,000	252,196
MetLife Capital Trust IV (a) 7.875% 12/15/37	200,000	270,020
MetLife, Inc. 6.400% 12/15/36	190,000	219,450
Teachers Insurance & Annuity Association of America (a) 4.900% 9/15/44	200,000	223,856
Teachers Insurance & Annuity Association of America (a) 6.850% 12/16/39	22,000	30,125

	Principal Amount	Value
Voya Financial, Inc. STEP 2.900% 2/15/18	$31,000	$31,210
Voya Financial, Inc. 5.700% 7/15/43	160,000	186,195

		1,831,944

Internet — 0.1%
Amazon.com, Inc. 4.950% 12/05/44	180,000	212,128
Netflix, Inc. 5.875% 2/15/25	50,000	55,375

		267,503

Iron & Steel — 0.1%
ArcelorMittal STEP 6.750% 2/25/22	50,000	56,250
ArcelorMittal STEP 7.500% 10/15/39	60,000	67,275
Vale Overseas Ltd. 6.875% 11/21/36	361,000	387,172

		510,697

Leisure Time — 0.0%
NCL Corp. Ltd. (a) 4.625% 11/15/20	140,000	143,719
NCL Corp. Ltd. (a) 4.750% 12/15/21	40,000	41,520

		185,239

Lodging — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (a) 4.875% 4/01/27	190,000	198,787

Machinery – Diversified — 0.0%
John Deere Capital Corp. 1.700% 1/15/20	40,000	39,859
John Deere Capital Corp. 2.250% 4/17/19	100,000	100,967

		140,826

Media — 0.8%
21st Century Fox America, Inc. 6.200% 12/15/34	20,000	24,624
21st Century Fox America, Inc. 6.650% 11/15/37	30,000	39,578
Altice Financing SA (a) 6.625% 2/15/23	200,000	212,188
CCO Holdings LLC/CCO Holdings Capital Corp. (a) 5.125% 5/01/27	110,000	112,475
Charter Communications Operating LLC/Charter Communications Operating Capital 4.908% 7/23/25	60,000	64,819

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Comcast Corp. 3.375% 8/15/25	$170,000	$174,405
Comcast Corp. 4.200% 8/15/34	160,000	169,432
Comcast Corp. 4.250% 1/15/33	20,000	21,315
Comcast Corp. 6.400% 3/01/40	40,000	53,630
DISH DBS Corp. 5.875% 7/15/22	80,000	86,000
DISH DBS Corp. 5.875% 11/15/24	410,000	437,458
Myriad International Holdings B.V. (a) 4.850% 7/06/27	430,000	431,075
NBCUniversal Media LLC 4.375% 4/01/21	170,000	183,240
SFR Group SA (a) 7.375% 5/01/26	320,000	347,200
Time Warner Cable, Inc. 4.125% 2/15/21	140,000	146,399
Time Warner Cable, Inc. 5.875% 11/15/40	200,000	222,925
Time Warner Cable, Inc. 6.550% 5/01/37	10,000	11,941
Time Warner Cable, Inc. 6.750% 6/15/39	120,000	146,880
Time Warner Cable, Inc. 7.300% 7/01/38	210,000	268,411
Time Warner Cable, Inc. 8.250% 4/01/19	230,000	253,725
Time Warner Entertainment Co. LP 8.375% 7/15/33	20,000	27,458
Time Warner, Inc. 4.750% 3/29/21	200,000	215,386
Time Warner, Inc. 6.250% 3/29/41	20,000	24,434
Viacom, Inc. 3.875% 4/01/24	30,000	30,559
Viacom, Inc. 4.250% 9/01/23	50,000	52,196

		3,757,753

Mining — 0.7%
Anglo American Capital PLC (a) 3.750% 4/10/22	200,000	201,000
Barrick Gold Corp. 4.100% 5/01/23	54,000	58,422
Barrick Gold Corp. 5.250% 4/01/42	80,000	91,024
Barrick North America Finance LLC 4.400% 5/30/21	44,000	47,469
Barrick North America Finance LLC 5.700% 5/30/41	180,000	213,142

	Principal Amount	Value
Barrick North America Finance LLC 5.750% 5/01/43	$210,000	$254,522
BHP Billiton Finance USA Ltd. 2.875% 2/24/22	32,000	32,651
BHP Billiton Finance USA Ltd. 5.000% 9/30/43	300,000	347,157
BHP Billiton Finance USA Ltd. USD 5 year swap rate + 5.093%, VRN (a) 6.750% 10/19/75	500,000	571,295
FMG Resources August 2006 Pty Ltd. (a) 9.750% 3/01/22	30,000	34,162
Freeport-McMoRan, Inc. 4.000% 11/14/21	170,000	166,175
Freeport-McMoRan, Inc. 5.450% 3/15/43	80,000	68,984
Freeport-McMoRan, Inc. 6.500% 11/15/20	26,000	26,683
Freeport-McMoRan, Inc. 6.875% 2/15/23	36,000	38,002
Glencore Finance Canada Ltd. STEP (a) 2.700% 10/25/17	320,000	320,480
Glencore Funding LLC (a) 4.000% 3/27/27	290,000	285,330
Glencore Funding LLC (a) 4.125% 5/30/23	170,000	174,435
Southern Copper Corp. 5.250% 11/08/42	400,000	397,704

		3,328,637

Miscellaneous – Manufacturing — 0.3%
Eaton Corp. 1.500% 11/02/17	70,000	70,014
Eaton Corp. 2.750% 11/02/22	570,000	573,107
General Electric Co. 4.375% 9/16/20	10,000	10,734
General Electric Co. 5.300% 2/11/21	75,000	82,942
General Electric Co. 4.650% 10/17/21	170,000	187,265
General Electric Co. 5.875% 1/14/38	86,000	111,295
General Electric Co. 6.875% 1/10/39	156,000	226,125
General Electric Co. 4.500% 3/11/44	60,000	66,657

		1,328,139

Oil & Gas — 3.0%
Anadarko Petroleum Corp. 4.850% 3/15/21	390,000	416,263
Anadarko Petroleum Corp. 5.550% 3/15/26	20,000	22,350

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Anadarko Petroleum Corp. 6.450% 9/15/36	$60,000	$70,625
Anadarko Petroleum Corp. 6.600% 3/15/46	430,000	531,063
Antero Resources Corp. 5.375% 11/01/21	10,000	10,100
Apache Corp. 4.250% 1/15/44	370,000	346,567
Apache Corp. 4.750% 4/15/43	90,000	90,263
Apache Corp. 5.100% 9/01/40	460,000	469,954
Apache Corp. 6.000% 1/15/37	30,000	34,709
BP Capital Markets PLC 3.119% 5/04/26	290,000	287,427
BP Capital Markets PLC 3.216% 11/28/23	300,000	304,670
BP Capital Markets PLC 3.506% 3/17/25	220,000	225,221
BP Capital Markets PLC 3.561% 11/01/21	20,000	20,934
BP Capital Markets PLC 3.588% 4/14/27	330,000	334,834
Chesapeake Energy Corp. 5.750% 3/15/23	10,000	9,000
Chesapeake Energy Corp. (a) 8.000% 12/15/22	10,000	10,575
Chevron Corp. 2.954% 5/16/26	380,000	377,155
Cimarex Energy Co. 3.900% 5/15/27	290,000	291,587
CNOOC Finance USA LLC 3.500% 5/05/25	550,000	550,089
ConocoPhillips Holding Co. 6.950% 4/15/29	125,000	160,321
Continental Resources, Inc. 4.500% 4/15/23	10,000	9,550
Devon Energy Corp. 3.250% 5/15/22	100,000	99,384
Devon Energy Corp. 5.000% 6/15/45	330,000	333,380
Devon Energy Corp. 5.600% 7/15/41	400,000	415,432
Devon Energy Corp. 5.850% 12/15/25	170,000	193,185
Devon Financing Co. LLC 7.875% 9/30/31	60,000	77,860
Ecopetrol SA 5.875% 5/28/45	530,000	486,540
Ensco PLC 8.000% 1/31/24	115,000	108,100

	Principal Amount	Value
EOG Resources, Inc. 4.150% 1/15/26	$120,000	$126,082
Exxon Mobil Corp. 3.043% 3/01/26	240,000	242,054
Exxon Mobil Corp. 4.114% 3/01/46	520,000	548,548
Kerr-McGee Corp. 6.950% 7/01/24	230,000	269,738
Kerr-McGee Corp. 7.875% 9/15/31	160,000	205,711
Noble Energy, Inc. 5.250% 11/15/43	120,000	124,335
Noble Energy, Inc. 8.250% 3/01/19	300,000	329,084
Occidental Petroleum Corp. 3.000% 2/15/27	130,000	126,589
Occidental Petroleum Corp. 3.125% 2/15/22	120,000	123,226
Occidental Petroleum Corp. 3.400% 4/15/26	170,000	171,537
Occidental Petroleum Corp. 4.100% 2/15/47	170,000	169,301
Occidental Petroleum Corp. 4.400% 4/15/46	50,000	51,972
Occidental Petroleum Corp. 4.625% 6/15/45	80,000	84,805
Petrobras Global Finance BV 5.375% 1/27/21	660,000	671,022
Petrobras Global Finance BV 6.125% 1/17/22	260,000	268,190
Petrobras Global Finance BV 6.250% 3/17/24	332,000	338,308
Petrobras Global Finance BV 7.375% 1/17/27	260,000	275,080
Petroleos Mexicanos 6.375% 1/23/45	220,000	214,500
Petroleos Mexicanos 6.625% 6/15/35	353,000	364,914
Petroleos Mexicanos 6.875% 8/04/26	160,000	177,280
QEP Resources, Inc. 6.875% 3/01/21	170,000	176,375
Range Resources Corp. 4.875% 5/15/25	30,000	28,500
Range Resources Corp. (a) 5.000% 3/15/23	200,000	195,500
Range Resources Corp. (a) 5.875% 7/01/22	10,000	10,150
Shell International Finance BV 2.875% 5/10/26	380,000	374,969
Shell International Finance BV 4.000% 5/10/46	300,000	296,224

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Shell International Finance BV 4.375% 3/25/20	$210,000	$223,484
Shell International Finance BV 4.375% 5/11/45	190,000	198,841
Shell International Finance BV 4.550% 8/12/43	100,000	107,004
Sinopec Group Overseas Development 2014 Ltd. (a) 4.375% 4/10/24	330,000	350,915
SM Energy Co. 5.000% 1/15/24	20,000	17,700
Whiting Petroleum Corp. 5.750% 3/15/21	10,000	9,400
Whiting Petroleum Corp. 6.250% 4/01/23	200,000	183,500
WPX Energy, Inc. 8.250% 8/01/23	30,000	32,550

		13,374,526

Oil & Gas Services — 0.3%
Baker Hughes, Inc. 3.200% 8/15/21	55,000	56,567
Halliburton Co. 3.800% 11/15/25	240,000	245,958
Halliburton Co. 4.850% 11/15/35	30,000	32,073
Halliburton Co. 5.000% 11/15/45	500,000	531,990
Schlumberger Holdings Corp. (a) 3.000% 12/21/20	190,000	193,457
Schlumberger Holdings Corp. (a) 4.000% 12/21/25	150,000	157,244
Schlumberger Norge AS (a) 4.200% 1/15/21	10,000	10,572
SESI LLC 7.125% 12/15/21	20,000	19,050

		1,246,911

Packaging & Containers — 0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC 5.750% 10/15/20	10,000	10,233
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC STEP 6.875% 2/15/21	97,220	99,894
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (a) 5.125% 7/15/23	60,000	62,325
WestRock RKT Co. 3.500% 3/01/20	80,000	82,178
WestRock RKT Co. 4.000% 3/01/23	30,000	31,417

		286,047

	Principal Amount	Value
Pharmaceuticals — 0.6%
AbbVie, Inc. 2.900% 11/06/22	$80,000	$80,753
AbbVie, Inc. 3.600% 5/14/25	130,000	132,608
Allergan Funding SCS 3.450% 3/15/22	30,000	30,925
Allergan Funding SCS 3.800% 3/15/25	180,000	186,183
Allergan Funding SCS 4.550% 3/15/35	150,000	160,099
Allergan Funding SCS 4.750% 3/15/45	101,000	109,026
Cardinal Health, Inc. 2.616% 6/15/22	130,000	130,120
Cardinal Health, Inc. 3.079% 6/15/24	170,000	170,410
Eli Lilly & Co. 3.100% 5/15/27	140,000	141,376
GlaxoSmithKline Capital PLC 2.850% 5/08/22	180,000	183,906
Johnson & Johnson 3.625% 3/03/37	690,000	721,523
Merck & Co., Inc. 2.750% 2/10/25	120,000	119,614
Valeant Pharmaceuticals International, Inc. (a) 5.375% 3/15/20	40,000	38,650
Valeant Pharmaceuticals International, Inc. (a) 6.500% 3/15/22	50,000	52,438
Valeant Pharmaceuticals International, Inc. (a) 7.000% 3/15/24	120,000	126,150
Valeant Pharmaceuticals International, Inc. (a) 7.500% 7/15/21	270,000	261,563

		2,645,344

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC (a) 5.125% 6/30/27	150,000	153,750
El Paso Natural Gas Co. LLC 8.375% 6/15/32	289,000	367,679
Enterprise Products Operating LLC 5.700% 2/15/42	40,000	46,821
Kinder Morgan Energy Partners LP 3.500% 9/01/23	120,000	120,993
Kinder Morgan, Inc. 5.300% 12/01/34	90,000	92,668
MPLX LP 4.875% 12/01/24	150,000	159,925
MPLX LP 4.875% 6/01/25	140,000	148,456

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Regency Energy Partners LP/Regency Energy Finance Corp. 4.500% 11/01/23	$30,000	$31,129
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/01/22	100,000	110,158
Regency Energy Partners LP/Regency Energy Finance Corp. 6.500% 7/15/21	28,000	28,560
Southern Natural Gas Co. LLC 8.000% 3/01/32	5,000	6,763
Transcontinental Gas Pipe Line Co. LLC 7.850% 2/01/26	280,000	360,235
The Williams Cos., Inc. 7.500% 1/15/31	240,000	284,400
Williams Partners LP/ACMP Finance Corp. 4.875% 5/15/23	140,000	145,267
Williams Partners LP/ACMP Finance Corp. 4.875% 3/15/24	70,000	73,354

		2,130,158

Real Estate Investment Trusts (REITS) — 0.1%
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 3.750% 9/17/24	220,000	222,773
WEA Finance LLC/Westfield UK & Europe Finance PLC (a) 4.750% 9/17/44	250,000	252,366

		475,139

Retail — 0.5%
1011778 B.C. ULC/New Red Finance, Inc. (a) 6.000% 4/01/22	110,000	113,988
CVS Health Corp. 2.750% 12/01/22	120,000	120,150
CVS Health Corp. 3.875% 7/20/25	124,000	128,929
CVS Health Corp. 5.125% 7/20/45	350,000	401,238
CVS Pass-Through Trust (a) 5.298% 1/11/27	9,331	10,067
CVS Pass-Through Trust 5.880% 1/10/28	102,139	114,456
CVS Pass-Through Trust 6.036% 12/10/28	88,103	99,385
CVS Pass-Through Trust 6.943% 1/10/30	74,374	88,333
Dollar Tree, Inc. 5.750% 3/01/23	130,000	137,189
McDonald’s Corp. 3.500% 3/01/27	320,000	325,278

	Principal Amount	Value
McDonald’s Corp. 3.700% 1/30/26	$200,000	$207,124
QVC, Inc. 5.950% 3/15/43	10,000	9,566
The TJX Cos., Inc. 2.250% 9/15/26	30,000	27,855
Wal-Mart Stores, Inc. 6.200% 4/15/38	50,000	68,348
Walgreens Boots Alliance, Inc. 3.450% 6/01/26	260,000	259,450

		2,111,356

Semiconductors — 0.0%
Intel Corp. 3.700% 7/29/25	70,000	73,488
Intel Corp. 4.900% 7/29/45	50,000	58,094

		131,582

Software — 0.6%
Activision Blizzard, Inc. (a) 6.125% 9/15/23	40,000	43,164
First Data Corp. (a) 5.000% 1/15/24	280,000	287,960
First Data Corp. (a) 7.000% 12/01/23	20,000	21,350
Microsoft Corp. 2.400% 8/08/26	620,000	596,674
Microsoft Corp. 2.700% 2/12/25	100,000	99,326
Microsoft Corp. 2.875% 2/06/24	380,000	386,182
Microsoft Corp. 3.300% 2/06/27	690,000	710,749
Microsoft Corp. 3.950% 8/08/56	100,000	100,014
Microsoft Corp. 4.100% 2/06/37	170,000	183,111
Oracle Corp. 1.200% 10/15/17	260,000	259,870

		2,688,400

Telecommunications — 1.3%
America Movil SAB de CV 5.000% 3/30/20	100,000	107,421
America Movil SAB de CV 5.625% 11/15/17	160,000	162,221
AT&T, Inc. 3.000% 2/15/22	60,000	60,267
AT&T, Inc. 3.400% 5/15/25	580,000	570,192
AT&T, Inc. 4.250% 3/01/27	350,000	361,884
AT&T, Inc. 4.350% 6/15/45	150,000	139,217

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
AT&T, Inc. 4.500% 3/09/48	$166,000	$155,322
AT&T, Inc. 5.500% 2/01/18	30,000	30,645
AT&T, Inc. 5.800% 2/15/19	200,000	212,161
Bharti Airtel Ltd. (a) 4.375% 6/10/25	440,000	439,994
CommScope Technologies LLC (a) 5.000% 3/15/27	90,000	89,775
Qwest Corp. 6.875% 9/15/33	85,000	83,639
Rogers Communications, Inc. 6.800% 8/15/18	120,000	126,588
Sprint Capital Corp. 8.750% 3/15/32	40,000	50,400
Sprint Corp. 7.250% 9/15/21	80,000	88,900
Sprint Corp. 7.625% 2/15/25	420,000	483,525
Sprint Corp. 7.875% 9/15/23	30,000	34,500
Telefonica Emisiones SAU 5.213% 3/08/47	150,000	161,960
Telefonica Emisiones SAU 5.877% 7/15/19	80,000	85,954
Telefonica Emisiones SAU 6.221% 7/03/17	60,000	60,000
Verizon Communications, Inc. 2.625% 8/15/26	230,000	211,553
Verizon Communications, Inc. 4.125% 3/16/27	1,140,000	1,177,368
Verizon Communications, Inc. 4.500% 9/15/20	20,000	21,365
Verizon Communications, Inc. 5.150% 9/15/23	80,000	88,863
Verizon Communications, Inc. 5.250% 3/16/37	250,000	268,748
Verizon Communications, Inc. 5.500% 3/16/47	340,000	371,675
West Corp. (a) 4.750% 7/15/21	60,000	61,125
West Corp. (a) 5.375% 7/15/22	160,000	161,600

		5,866,862

Textiles — 0.1%
Cintas Corp. No 2 2.900% 4/01/22	160,000	162,501
Cintas Corp. No 2 3.700% 4/01/27	260,000	268,123

		430,624

	Principal Amount	Value
Trucking & Leasing — 0.0%
Park Aerospace Holdings Ltd. (a) 5.250% 8/15/22	$50,000	$52,266
Park Aerospace Holdings Ltd. (a) 5.500% 2/15/24	80,000	83,560

		135,826

TOTAL CORPORATE DEBT (Cost $114,561,336)		119,062,805

MUNICIPAL OBLIGATIONS — 0.0%
Northeast Ohio Regional Sewer District 5.000% 11/15/43	50,000	56,365
State of California 5.000% 4/01/42	70,000	78,767
State of California 5.000% 11/01/43	50,000	57,484

		192,616

TOTAL MUNICIPAL OBLIGATIONS (Cost $173,256)		192,616

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 12.1%
Automobile ABS — 0.1%
Hertz, Series 2015-1A, Class C (a) 4.350% 3/25/21	250,000	247,092
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 (a) 1.830% 8/25/19	120,000	119,599
Hertz Vehicle Financing LLC, Series 2015-1A, Class A (a) 2.730% 3/25/21	250,000	248,472

		615,163

Commercial MBS — 5.0%
Banc of America Commercial Mortgage Trust, Series 2007-2, Class AJ, VRN 5.761% 4/10/49	73,621	71,313
Banc of America Merrill Lynch Trust, Series 2016-GG10, Class AJA, VRN (a) 5.979% 8/10/45	720,163	519,392
BANK, Series 2017-BNK4, Class XA, VRN 1.623% 5/15/50	3,775,210	384,022
BBCCRE Trust, Series 2015-GTP, Class E, VRN (a) 4.715% 8/10/33	1,020,000	858,144

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
CD Mortgage Trust, Series 2017-CD3, Class A4 3.631% 2/10/50	$400,000	$416,561
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class D (a) 3.110% 4/10/48	400,000	294,948
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class AS 3.571% 2/10/48	390,000	397,600
Citigroup Commercial Mortgage Trust, Series 2016-P6, Class A5, VRN 3.720% 12/10/49	310,000	324,258
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class E, VRN (a) 4.565% 3/10/47	270,000	190,676
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class D, VRN (a) 4.576% 2/10/48	740,000	603,443
COMM Mortgage Trust, Series 2012-CR1, Class XA, VRN 2.060% 5/15/45	1,861,371	137,906
COMM Mortgage Trust, Series 2013-LC13, Class E, VRN (a) 3.719% 8/10/46	440,000	292,570
COMM Mortgage Trust, Series 2013-CR9, Class E, VRN (a) 4.255% 7/10/45	280,000	195,261
COMM Mortgage Trust, Series 2015-LC19, Class C, VRN 4.404% 2/10/48	120,000	121,326
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AJ 5.373% 12/15/39	143,915	134,542
Credit Suisse Commercial Mortgage Trust, Series 2007-C5, Class AM, VRN 5.869% 9/15/40	80,000	77,741
Credit Suisse Mortgage Capital Certificates, Series 2017-CHOP, Class G, 1 mo. LIBOR + 5.620%, FRN (a) 6.446% 7/15/32	1,700,000	1,691,444
Credit Suisse Mortgage Trust, Series 2015-GLPA, Class A (a) 3.881% 11/15/37	140,000	147,943
Credit Suisse Mortgage Trust, Series 2014-USA, Class A2 (a) 3.953% 9/15/37	190,000	196,445
Credit Suisse Mortgage Trust, Series 2014-USA, Class F (a) 4.373% 9/15/37	230,000	190,437
Credit Suisse Mortgage Trust, Series 2014-USA, Class E (a) 4.373% 9/15/37	240,000	206,674

	Principal Amount	Value
Credit Suisse Mortgage Trust, Series 2014-TIKI, Class F, 1 mo. LIBOR + 3.823%, FRN (a) 4.982% 9/15/38	$400,000	$398,144
Credit Suisse Mortgage Trust, Series 2015, Class TF, 1 mo. LIBOR + 4.143%, FRN (a) 5.270% 3/15/28	270,000	265,785
Credit Suisse Mortgage Trust, Series 2015, Class F, 1 mo. LIBOR + 4.500%, FRN (a) 5.627% 3/15/28	260,000	260,005
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, VRN 4.504% 8/15/48	430,000	428,549
CSMC Trust, Series 2017-LSTK, Class A (a) 2.761% 4/05/33	430,000	434,752
FREMF Mortgage Trust, Series 2012-K20, Class X2A (a) 0.200% 5/25/45	3,403,155	26,473
GE Business Loan Trust, Series 2005-2A, Class B, 1 mo. LIBOR + .500%, FRN (a) 1.659% 11/15/33	85,319	80,442
GE Business Loan Trust, Series 2006-2A, Class D, 1 mo. LIBOR + .750%, FRN (a) 1.909% 11/15/34	162,936	145,585
GE Commercial Mortgage Corp., Series 2007-C1, Class AJ, VRN 5.677% 12/10/49	60,000	31,494
GS Mortgage Securities Corp. II, Series 2015-GC30, Class D 3.384% 5/10/50	310,000	225,465
GS Mortgage Securities Corp. II, Series 2015-GC30, Class AS, VRN 3.777% 5/10/50	280,000	290,954
GS Mortgage Securities Corp. Trust, Series 2017-485L, Class A (a) 3.721% 2/10/37	330,000	344,401
GS Mortgage Securities Trust, Series 2017-GS5, Class C, VRN 4.299% 3/10/50	370,000	381,049
GS Mortgage Securities Trust, Series 2015-GC28, Class C, VRN 4.471% 2/10/48	270,000	255,220
GS Mortgage Securities Trust, Series 2006-GG8, Class AJ 5.622% 11/10/39	125,141	117,946
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A (a) 2.835% 8/10/38	320,000	312,358

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A5 2.870% 8/15/49	$460,000	$450,821
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP4, Class A4, VRN 3.648% 12/15/49	310,000	322,816
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AM 5.372% 5/15/47	120,040	119,850
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9, Class AJ 5.411% 5/15/47	540,000	379,328
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJFX (a) 5.438% 1/15/49	600,000	161,664
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, VRN 5.502% 6/12/47	370,000	319,596
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AJ, VRN 5.503% 1/15/49	520,000	130,102
JPMBB Commercial Mortgage Securities Trust, Series 2014-C19, Class XA, VRN 1.331% 4/15/47	2,518,038	80,831
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3 3.801% 8/15/48	60,000	62,895
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class AS 3.997% 8/15/47	250,000	260,558
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class B, VRN 4.772% 8/15/48	260,000	262,766
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class B, VRN 5.049% 1/15/47	30,000	32,188
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A2, VRN (a) 2.729% 4/20/48	641,003	647,952
LSTAR Commercial Mortgage Trust, Series 2015-3, Class A3, VRN (a) 3.127% 4/20/48	707,000	708,748
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AM, VRN 5.856% 9/12/49	440,000	443,847

	Principal Amount	Value
ML-CFC Commercial Mortgage Trust, Series 2007-9, Class AJ, VRN 6.193% 9/12/49	$260,000	$208,219
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C21, Class E (a) 3.012% 3/15/48	390,000	257,049
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C31, Class A5 3.102% 11/15/49	320,000	318,017
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4 3.306% 4/15/48	420,000	427,936
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, VRN (a) 4.775% 11/15/45	150,000	142,999
Morgan Stanley Capital I Trust, Series 2016-BNK2, Class A4 3.049% 11/15/49	350,000	347,120
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class AJ 5.399% 12/15/43	148,906	119,001
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ 5.438% 3/15/44	390,891	375,256
Motel 6 Trust, Series 2015-MTL6, Class F (a) 5.000% 2/05/30	630,000	626,157
One Market Plaza Trust, Series 2017-1MKT, Class A (a) 3.614% 2/10/32	850,000	884,595
UBS Commercial Mortgage Trust, Series 2017-C1, Class A4 3.460% 6/15/50	170,000	173,616
Waterfall Commercial Mortgage Trust, Series 2015-SBC5, Class A, (Acquired 9/08/15, Cost $1,380,000), VRN (a) (c) 4.104% 9/14/22	546,233	541,440
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A5 3.184% 4/15/50	430,000	432,821
Wells Fargo Commercial Mortgage Trust, Series 2015-NXSI, Class AS 3.406% 5/15/48	330,000	333,462
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class B, VRN 3.658% 5/15/48	290,000	292,894
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class C, VRN 4.176% 7/15/48	370,000	367,421
Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, VRN 4.431% 7/15/46	140,000	146,245

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo Commercial Mortgage Trust, Series 2016-C37, Class C, VRN 4.644% 12/15/49	$320,000	$324,152
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class AS 3.931% 11/15/47	190,000	200,431
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, VRN 4.204% 11/15/47	190,000	192,469
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class C, VRN 4.290% 11/15/47	190,000	177,895

		22,724,425

Home Equity ABS — 1.4%
ACE Securities Corp., Series 2005-HE3, Class M4, 1 mo. USD LIBOR + .945%, FRN 2.161% 5/25/35	1,020,000	824,643
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE6, Class A3B, 1 mo. USD LIBOR + .960%, FRN 2.176% 11/25/33	1,249,236	1,123,697
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE7, Class 2A3, 1 mo. USD LIBOR + .250%, FRN 1.466% 8/25/36	1,782,402	1,355,653
GSAA Home Equity Trust, Series 2006-19, Class A3A, 1 mo. USD LIBOR + .240%, FRN 1.456% 12/25/36	862,936	487,594
GSAA Trust, Series 2006-5, Class 2A3, 1 mo. USD LIBOR + .270%, FRN 1.486% 3/25/36	620,774	444,343
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, STEP 5.860% 1/25/37	1,930,000	1,899,175

		6,135,105

Manufactured Housing ABS — 0.1%
Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, FRN 4.391% 3/13/32	200,000	186,740
Greenpoint Manufactured Housing, Series 2001-2, Class IA2, FRN 4.494% 2/20/32	150,000	140,467
Greenpoint Manufactured Housing, Series 1999-2, Class A2, 1 mo. USD LIBOR + 3.500%, FRN 4.659% 3/18/29	200,000	185,742

	Principal Amount	Value
Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, FRN 4.890% 6/19/29	$75,000	$70,735

		583,684

Other ABS — 1.1%
Ameriquest Mortgage Securities, Inc., Series 2004-R7, Class M3, 1 mo. USD LIBOR + 1.020%, FRN 2.236% 8/25/34	645,369	628,630
Community Funding CLO Ltd., Series 2015-1A, Class A, (Acquired 9/30/15, Cost $690,000), STEP (a) (c) 5.750% 11/01/27	690,000	688,535
HSI Asset Securitization Corp., Series 2005-II, Class 2A4, 1 mo. USD LIBOR + .390%, FRN 1.606% 11/25/35	2,400,000	1,944,982
United States Small Business Administration, Series 2015-20D, Class 1 2.510% 4/01/35	129,785	128,631
United States Small Business Administration, Series 2017-20E, Class 1 2.880% 5/01/37	270,000	271,104
Upstart Securitization Trust, Series 2017-1, Class A (a) 2.639% 6/20/24	1,120,000	1,119,712

		4,781,594

Other Mortgage Securities — 0.2%
Credit Suisse Mortgage Capital Certificates, Series 2015-4R, Class 3A3, 1 mo. USD LIBOR + .310%, FRN (a) 1.334% 10/27/36	880,000	424,229
Morgan Stanley Resecuritization Trust, Series 2015-R6, Class 1B, 1 mo. USD LIBOR + .260%, FRN (a) 1.284% 7/26/45	1,417,028	634,159

		1,058,388

Student Loans ABS — 0.9%
National Collegiate Student Loan, Series 2007-4, Class A3L, 1 mo. USD LIBOR + .850%, FRN 2.066% 3/25/38	1,826,389	1,132,187
SLM Private Credit Student Loan Trust, Series 2005-A, Class A4, 3 mo. USD LIBOR + .310%, FRN 1.556% 12/15/38	1,210,000	1,127,239

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SLM Private Education Loan Trust, Series 2011-A, Class A3, 1 mo. USD LIBOR + 2.500%, FRN (a) 3.659% 1/15/43	$235,000	$244,550
SLM Student Loan EDC Repackaging Trust, Series 2013-M1, Class M1 (a) 3.500% 10/28/29	91,051	88,819
SLM Student Loan Trust, Series 2006-1, Class A5, 3 mo. USD LIBOR + .110%, FRN 1.266% 7/26/21	820,000	807,419
SLM Student Loan Trust, Series 2008-5, Class A4, 3 mo. USD LIBOR + 1.700%, FRN 2.856% 7/25/23	542,212	555,507

		3,955,721

WL Collateral CMO — 3.3%
Alternative Loan Trust, Series 2005-36, Class 3A1, VRN 3.221% 8/25/35	491,670	420,768
Alternative Loan Trust, Series 2004-28CB, Class 2A7 5.750% 1/25/35	190,398	192,868
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1, Class A1, VRN (a) 3.000% 3/28/57	998,370	1,010,365
BCAP LLC Trust, Series 2010-RR6, Class 1212 (a) 5.500% 2/26/35	71,567	71,072
Bear Stearns ALT-A Trust, Series 2004-7, Class 2A1, VRN 3.422% 8/25/34	158,510	160,017
Bear Stearns Asset -Backed Securities I Trust, Series 2005-AC8, Class A3, 1 mo. USD LIBOR + 7.650%, FRN 6.434% 11/25/35	1,191,970	350,355
Citigroup Mortgage Loan Trust, Series 2007-6, Class 2A4, 1 mo. USD LIBOR + .350%, FRN (d) 1.566% 5/25/37	2,615,666	1,309,596
Credit Suisse Mortgage Capital Certificates, Series 2015-2R, Class 7A2, VRN (a) 2.705% 8/27/36	2,450,501	2,024,857
GSMSC Resecuritization Trust, Series 2014-2R, Class 3B, 1 mo. USD LIBOR + .610%, FRN (a) 1.634% 11/26/37	1,220,000	927,733
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, VRN 3.385% 10/25/35	138,421	122,649

	Principal Amount	Value
HarborView Mortgage Loan Trust, Series 2006-2, Class 1A, VRN 3.519% 2/25/36	$81,976	$67,782
Lehman Mortgage Trust, Series 2007-4, Class 2A2, 1 mo. USD LIBOR + 6.670%, FRN 5.454% 5/25/37	1,555,405	424,691
Lehman Mortgage Trust, Series 2007-2, Class 2A12, 1 mo. USD LIBOR + 6.690%, FRN 5.474% 2/25/37	588,640	156,405
Lehman Mortgage Trust, Series 2006-8, Class 4A2, 1 mo. USD LIBOR + 7.750%, FRN 6.534% 12/25/36	391,341	103,300
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3A4, VRN 2.811% 9/25/33	440,426	447,019
Morgan Stanley Resecuritization Trust, Series 2015-R3, Class 7A2, 12 mo. MTA + .770%, FRN (a) 1.462% 4/26/47	300,000	266,790
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, VRN (a) 4.000% 4/25/57	1,050,000	1,083,528
New Residential Mortgage Loan Trust, Series 2017-4A, Class A1, VRN (a) 4.000% 5/25/57	1,090,000	1,138,505
Prime Mortgage Trust, Series 2006-DR1, Class 1A1 (a) 5.500% 5/25/35	81,389	82,029
Prime Mortgage Trust, Series 2006-DR1, Class 2A2 (a) 6.000% 5/25/35	932,628	921,680
Prime Mortgage Trust, Series 2006-DR1, Class 1A2 (a) 6.000% 5/25/35	22,343	22,556
RALI Series Trust, Series 2006-QS7, Class A5, 1 mo. USD LIBOR + 5.600%, FRN 4.384% 6/25/36	704,073	106,102
RBSSP Resecuritization Trust, Series 2013-4, Class 1A2, 1 mo. USD LIBOR + 1.500%, FRN (a) 2.482% 12/26/37	1,933,804	1,222,176
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 1A1, VRN 3.419% 8/25/36	452,441	381,995
Structured Asset Mortgage Investments, Inc., Series 2005-AR7, Class 4A1, 12 mo. MTA + 2.150%, FRN 2.882% 3/25/46	444,345	407,383

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Towd Point Mortgage Funding Vantage PLC, Series 2016-V1A, Class A1, 3 mo. LIBOR + 1.200%, FRN GBP (a) (e) 1.504% 2/20/54	$435,403	$570,247
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR15, Class A1A1, 1 mo. USD LIBOR + .260%, FRN 1.476% 11/25/45	158,742	152,920
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 2A3, VRN 2.716% 11/25/36	762,009	731,117

		14,876,505

WL Collateral PAC — 0.0%
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A6, 1 mo. USD LIBOR + 28.600%, FRN 23.736% 7/25/36	87,713	126,568

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $54,023,709)		54,857,153

SOVEREIGN DEBT OBLIGATIONS — 3.5%
Argentine Bonos del Tesoro ARS (e) 18.200% 10/03/21	12,470,000	795,986
Argentine Republic Government International Bond 5.625% 1/26/22	770,000	788,480
Argentine Republic Government International Bond 6.875% 4/22/21	220,000	235,400
Argentine Republic Government International Bond 7.125% 7/06/36	220,000	218,350
Argentine Republic Government International Bond 7.500% 4/22/26	170,000	183,175
Brazil Government International Bond 5.000% 1/27/45	200,000	175,000
Brazil Government International Bond 5.625% 1/07/41	550,000	529,375
Brazil Notas do Tesouro Nacional Serie F BRL (e) 10.000% 1/01/21	6,000,000	1,726,016
Brazil Notas do Tesouro Nacional Serie F BRL (e) 10.000% 1/01/23	6,181,000	1,755,074
Colombia Government International Bond 5.625% 2/26/44	300,000	327,900

	Principal Amount	Value
Indonesia Government International Bond (a) 3.750% 4/25/22	$430,000	$441,693
Indonesia Government International Bond (b) 5.125% 1/15/45	310,000	331,874
Kuwait International Government Bond (a) 3.500% 3/20/27	530,000	541,448
Mexican Bonos MXN (e) 6.500% 6/09/22	4,058,000	222,289
Mexican Bonos MXN (e) 7.750% 11/13/42	26,885,600	1,566,435
Mexican Bonos MXN (e) 8.500% 11/18/38	30,070,000	1,895,170
Peruvian Government International Bond 5.625% 11/18/50	250,000	302,875
Peruvian Government International Bond 6.550% 3/14/37	50,000	65,725
Portugal Government International Bond (a) 5.125% 10/15/24	80,000	81,600
Provincia de Buenos Aires (a) 6.500% 2/15/23	170,000	173,570
Provincia de Buenos Aires (a) 7.875% 6/15/27	160,000	165,648
Republic of Poland Government International Bond 4.000% 1/22/24	490,000	524,057
Russian Federal Bond — OFZ RUB (e) 7.000% 8/16/23	27,320,000	447,265
Russian Federal Bond — OFZ RUB (e) 7.050% 1/19/28	89,460,000	1,444,861
Russian Federal Bond — OFZ RUB (e) 7.750% 9/16/26	8,260,000	140,199
Russian Federal Bond — OFZ RUB (e) 8.150% 2/03/27	36,350,000	641,264

		15,720,729

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $15,834,393)		15,720,729

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES — 25.2%
Collateralized Mortgage Obligations — 1.3%
Federal Home Loan Mortgage Corp.
Series 3422, Class AI STEP 0.250% 1/15/38	$30,225	$281
Series 4092, Class AI 3.000% 9/15/31	934,556	92,353
Series 334, Class S7 4.941% 8/15/44 1 mo. LIBOR + 6.100%, FRN	306,225	64,144
Series 3621, Class SB 5.071% 1/15/40 1 mo. LIBOR + 6.230%, FRN	65,922	11,860
Series 4203, Class PS 5.091% 9/15/42 1 mo. LIBOR + 6.250%, FRN	338,185	55,689
Series R007, Class ZA 6.000% 5/15/36	186,905	212,169
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K007, Class X1 VRN 1.223% 4/25/20	337,494	8,074
Series K712, Class X1 VRN 1.454% 11/25/19	914,799	21,582
Series K015, Class X1 VRN 1.772% 7/25/21	368,441	20,121
Federal National Mortgage Association
Series 2005-88, Class IP 1.320% 10/25/35	83,482	5,432
Series 2006-88, Class IP 1.497% 4/25/36	120,358	6,363
Series 2006-118, Class IP2 1.544% 12/25/36	153,301	8,586
Series 2006-59, Class IP 2.067% 7/25/36	191,065	14,660
Series 2006-118, Class IP1 2.067% 12/25/36	224,359	16,624
Series 409, Class C2 3.000% 4/25/27	222,574	20,393
Series 2013-1, Class YI 3.000% 2/25/33	1,974,596	265,847
Series 409, Class C13 3.500% 11/25/41	216,390	40,566
Series 409, Class C18 4.000% 4/25/42	233,806	48,186
Series 409, Class C22 4.500% 11/25/39	140,938	27,571
Series 2016-60, Class QS 4.884% 9/25/46 1 mo. LIBOR + 6.100%, FRN	512,748	90,477

	Principal Amount	Value
Series 2016-61, Class BS 4.884% 9/25/46 1 mo. LIBOR + 6.100%, FRN	$246,821	$42,153
Series 2012-133, Class CS 4.934% 12/25/42 1 mo. LIBOR + 6.150%, FRN	114,173	22,443
Series 2012-134, Class SK 4.934% 12/25/42 1 mo. LIBOR + 6.150%, FRN	442,581	89,324
Series 2011-87, Class SG 5.334% 4/25/40 1 mo. LIBOR + 6.550%, FRN	398,763	58,146
Series 2011-96, Class SA 5.334% 10/25/41 1 mo. LIBOR + 6.550%, FRN	421,645	75,101
Series 2012-74, Class SA 5.434% 3/25/42 1 mo. LIBOR + 6.650%, FRN	112,787	18,722
Series 2011-59, Class NZ 5.500% 7/25/41	694,960	776,325
Series 2013-9, Class CB 5.500% 4/25/42	690,807	756,823
Series 2012-46, Class BA 6.000% 5/25/42	189,998	216,220
Series 2012-28, Class B 6.500% 6/25/39	60,582	66,126
Series 2013-9, Class BC 6.500% 7/25/42	206,893	237,852
Series 2012-51, Class B 7.000% 5/25/42	162,071	183,076
Federal National Mortgage Association ACES
Series 2014-M4, Class X2 VRN 0.368% 3/25/24	5,667,597	100,800
Series 2016-M7, Class A1 2.037% 9/25/26	240,625	236,553
Series 2015-M4, Class ABV2 2.369% 7/25/22	130,745	128,950
Series 2015-M13, Class A2 VRN 2.802% 6/25/25	90,000	90,114
Government National Mortgage Association
Series 2012-144, Class IO VRN 0.467% 1/16/53	7,378,493	266,340
Series 2012-135, Class IO VRN 0.615% 1/16/53	6,079,821	237,378
Series 2014-186, Class IO VRN 0.781% 8/16/54	2,862,364	154,843
Series 2014-22, Class IA VRN 1.034% 11/20/42	67,289	2,211
Series 2010-H28, Class FE 1.393% 12/20/60 1 mo. USD LIBOR + .400%, FRN	219,825	219,183

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2011-H08, Class FG 1.473% 3/20/61 1 mo. USD LIBOR + .480%, FRN	$199,734	$199,454
Series 2011-H09, Class AF 1.493% 3/20/61 1 mo. USD LIBOR + .500%, FRN	137,291	137,179
Series 2012-66, Class CI 3.500% 2/20/38	220,055	19,760
Series 2013-53, Class OI 3.500% 4/20/43	1,409,336	220,446
Series 2014-176, Class IA 4.000% 11/20/44	161,599	28,127
Series 2015-167, Class OI 4.000% 4/16/45	157,936	35,903
Series 2014-117, Class SJ 4.388% 8/20/44 1 mo. LIBOR + 5.600%, FRN	116,992	17,713
Series 2016-84, Class IG 4.500% 11/16/45	745,316	142,440
Series 2016-135, Class SB 4.928% 10/16/46 1 mo. LIBOR + 6.100%, FRN	185,070	44,925
Series 2016-21, Class ST 4.938% 2/20/46 1 mo. LIBOR + 6.150%, FRN	167,693	35,034
Series 2010-31, Class GS 5.288% 3/20/39 1 mo. LIBOR + 6.500%, FRN	24,220	1,848
Series 2010-85, Class HS 5.438% 1/20/40 1 mo. LIBOR + 6.650%, FRN	81,456	10,426

		5,902,916

Pass-Through Securities — 21.6%
Federal Home Loan Mortgage Corp.
Pool #U90245 3.500% 10/01/42	142,040	146,501
Pool #U99045 3.500% 3/01/43	638,323	658,370
Pool #U99114 3.500% 2/01/44	78,433	80,896
Pool #U99124 3.500% 3/01/45	702,018	724,066
Pool #G14492 4.000% 10/01/25	429,668	451,218
Pool #U90316 4.000% 10/01/42	63,852	67,546
Pool #U91254 4.000% 4/01/43	153,137	162,139
Pool #Q19236 4.000% 6/01/43	58,011	61,775
Pool #Q19135 4.000% 6/01/43	69,691	74,398

	Principal Amount	Value
Pool #U99054 4.000% 6/01/43	$1,660,484	$1,756,545
Pool #Q19985 4.000% 7/01/43	1,953,865	2,085,827
Pool #Q19615 4.000% 7/01/43	67,767	72,344
Pool #U95137 4.000% 8/01/43	79,793	84,484
Pool #C09071 4.000% 2/01/45	1,152,248	1,211,706
Pool #Q40459 4.000% 3/01/46	1,601,456	1,686,095
Pool #G08771 4.000% 7/01/47	3,900,000	4,107,340
Pool #U99076 4.500% 12/01/43	540,478	585,216
Pool #U92272 4.500% 12/01/43	78,875	85,404
Pool #U99084 4.500% 2/01/44	471,516	510,545
Pool #U99091 4.500% 3/01/44	165,984	179,931
Pool #G06496 5.000% 6/01/41	113,929	124,552
Pool #G06875 5.500% 12/01/38	15,034	16,736
Pool #G06669 6.500% 9/01/39	29,488	33,999
Pool #G07509 6.500% 9/01/39	28,848	33,100
Pool #G07335 7.000% 3/01/39	69,232	78,423
Federal Home Loan Mortgage Corp. TBA
Pool #3133 3.000% 9/01/44 (d)	9,500,000	9,464,746
Pool #2552 3.500% 6/01/44 (d)	5,900,000	6,049,344
Pool #5992 4.000% 9/01/43 (d)	1,400,000	1,469,125
Federal National Mortgage Association
Pool #AP9633 2.500% 10/01/42	134,485	130,282
Pool #AM8674 2.810% 4/01/25	50,000	50,147
Pool #AR1202 3.000% 1/01/43	72,850	72,505
Pool #AQ7306 3.000% 1/01/43	71,463	71,126
Pool #AS8359 3.000% 11/01/46	1,063,454	1,062,748
Pool #BE0072 3.000% 11/01/46	1,660,924	1,662,935

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1177 3.500% 9/01/42	$66,899	$68,982
Pool #MA1213 3.500% 10/01/42	407,777	420,473
Pool #AS6340 3.500% 12/01/45	269,704	277,721
Pool #AS6328 3.500% 12/01/45	1,781,617	1,830,960
Pool #AS6541 3.500% 1/01/46	273,739	282,604
Pool #AS6562 3.500% 1/01/46	267,012	274,949
Pool #AK8441 4.000% 4/01/42	59,083	62,407
Pool #AO2711 4.000% 5/01/42	57,644	60,923
Pool #AO6086 4.000% 6/01/42	60,042	63,457
Pool #AP5333 4.000% 7/01/42	316,413	334,508
Pool #AP0692 4.000% 7/01/42	49,426	52,191
Pool #AP2958 4.000% 8/01/42	37,711	39,821
Pool #AP2530 4.000% 8/01/42	54,331	57,370
Pool #AP7399 4.000% 9/01/42	120,554	127,297
Pool #AP4903 4.000% 9/01/42	62,733	66,242
Pool #AP9766 4.000% 10/01/42	263,991	279,170
Pool #AP9229 4.000% 10/01/42	58,074	61,322
Pool #MA1217 4.000% 10/01/42	328,200	347,072
Pool #MA1253 4.000% 11/01/42	200,506	212,035
Pool #AQ3599 4.000% 11/01/42	41,792	44,136
Pool #AQ7003 4.000% 12/01/42	107,673	113,595
Pool #AQ4555 4.000% 12/01/42	105,183	111,182
Pool #AQ7082 4.000% 1/01/43	136,316	143,941
Pool #AL3508 4.000% 4/01/43	66,537	70,997
Pool #AB9683 4.000% 6/01/43	118,597	125,658
Pool #AT8394 4.000% 6/01/43	66,209	70,647

	Principal Amount	Value
Pool #AQ4080 4.000% 6/01/43	$62,784	$66,787
Pool #AQ4078 4.000% 6/01/43	63,837	68,116
Pool #AT9657 4.000% 7/01/43	120,118	127,269
Pool #AT9653 4.000% 7/01/43	138,854	148,162
Pool #AT9637 4.000% 7/01/43	206,488	219,652
Pool #AS0070 4.000% 8/01/43	76,382	80,846
Pool #MA1547 4.000% 8/01/43	76,808	81,296
Pool #AS4347 4.000% 1/01/45	147,390	156,602
Pool #AS9453 4.000% 4/01/47	1,485,774	1,569,581
Pool #MA0706 4.500% 4/01/31	43,536	46,794
Pool #MA0734 4.500% 5/01/31	139,994	150,472
Pool #MA0776 4.500% 6/01/31	47,059	50,582
Pool #MA0913 4.500% 11/01/31	34,406	36,981
Pool #MA0939 4.500% 12/01/31	40,234	43,245
Pool #AA0856 4.500% 1/01/39	17,350	18,735
Pool #993117 4.500% 1/01/39	9,254	9,993
Pool #AA3495 4.500% 2/01/39	22,886	24,713
Pool #AA2450 4.500% 2/01/39	5,193	5,607
Pool #935520 4.500% 8/01/39	49,689	53,640
Pool #AD5481 4.500% 5/01/40	840,666	906,999
Pool #AD6914 4.500% 6/01/40	93,339	100,704
Pool #AD8685 4.500% 8/01/40	244,262	263,536
Pool #MA1591 4.500% 9/01/43	145,683	157,543
Pool #AL4341 4.500% 10/01/43	13,686	14,719
Pool #AU6423 4.500% 10/01/43	373,156	401,317
Pool #MA1629 4.500% 10/01/43	152,698	165,319

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #MA1664 4.500% 11/01/43	$77,624	$84,040
Pool #MA1711 4.500% 12/01/43	150,942	163,418
Pool #AL4741 4.500% 1/01/44	73,114	79,066
Pool #AW0318 4.500% 2/01/44	327,434	352,145
Pool #AL5562 4.500% 4/01/44	40,482	43,537
Pool #AL5540 4.500% 7/01/44	135,901	147,495
Pool #890604 4.500% 10/01/44	714,710	775,348
Pool #AS4271 4.500% 1/01/45	74,157	81,283
Pool #BF0148 4.500% 4/01/56	4,483,907	4,858,734
Pool #915154 5.000% 4/01/37	92,909	102,116
Pool #974965 5.000% 4/01/38	280,905	308,129
Pool #983077 5.000% 5/01/38	76,046	83,488
Pool #310088 5.000% 6/01/38	73,688	80,898
Pool #AE2266 5.000% 3/01/40	127,051	139,324
Pool #937948 5.500% 6/01/37	9,120	10,186
Pool #995072 5.500% 8/01/38	38,381	43,134
Pool #BF0141 5.500% 9/01/56	1,086,409	1,220,597
Pool #481473 6.000% 2/01/29	82	91
Pool #867557 6.000% 2/01/36	2,589	2,915
Pool #AE0469 6.000% 12/01/39	276,378	313,508
Pool #AL4324 6.500% 5/01/40	183,930	211,754
Pool #AE0758 7.000% 2/01/39	105,960	120,026
Federal National Mortgage Association TBA
Pool #1080 2.500% 4/01/29 (d)	700,000	702,844
Pool #3772 3.000% 2/01/29 (d)	500,000	512,539
Pool #754 3.000% 5/01/44 (d)	2,900,000	2,891,617

	Principal Amount	Value
Pool #5880 3.500% 4/01/44 (d)	$13,700,000	$14,045,176
Pool #12994 4.000% 9/01/43 (d)	5,000,000	5,246,289
Pool #21695 5.000% 4/01/37 (d)	2,300,000	2,510,234
Government National Mortgage Association
Pool #487588 6.000% 4/15/29	3,088	3,463
Pool #596620 6.000% 10/15/32	426	471
Pool #595077 6.000% 10/15/32	503	575
Pool #604706 6.000% 10/15/33	72,552	82,944
Pool #636251 6.000% 3/15/35	6,888	7,940
Pool #782034 6.000% 1/15/36	80,390	93,615
Pool #658029 6.000% 7/15/36	33,787	38,594
Government National Mortgage Association I TBA (d) Pool # 3143 3.500% 4/01/42	700,000	724,938
Government National Mortgage Association II
Pool #MA4321 3.500% 3/20/47	1,387,878	1,439,382
Pool #MA4263 4.000% 2/20/47	1,966,326	2,071,324
Pool #783298 4.500% 4/20/41	341,058	366,265
Pool #783368 4.500% 7/20/41	46,159	49,671
Pool #4747 5.000% 7/20/40	203,342	223,938
Government National Mortgage Association II TBA
Pool #1153 3.000% 2/01/45 (d)	2,200,000	2,219,852
Pool#1559 3.500% 12/01/44 (d)	9,200,000	9,513,375

		97,647,262

Whole Loans — 2.3%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2017-DNA1, Class M2 4.466% 7/25/29 1 mo. USD LIBOR + 3.250%,	3,130,000	3,264,927

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2015-HQ1, Class M3 5.016% 3/25/25 1 mo. USD LIBOR + 3.800%, FRN	$1,170,000	$1,266,178
Series 2016-DNA2, Class M3 5.866% 10/25/28 1 mo. USD LIBOR + 4.650%, FRN	1,450,000	1,621,976
Series 2017-DNA1, Class B1 6.166% 7/25/29 1 mo. USD LIBOR + 4.950%, FRN	1,450,000	1,554,576
Series 2016-DNA1, Class M3 6.766% 7/25/28 1 mo. USD LIBOR + 5.550%, FRN	880,000	1,034,648
Federal National Mortgage Association Connecticut Avenue Securities
Series 2016-C05, Class 2M1 2.566% 1/25/29 1 mo. USD LIBOR + 1.350%, FRN	715,395	721,067
Series 2016-C04, Class 1M2 5.466% 1/25/29 1 mo. USD LIBOR + 4.250%, FRN	987,413	1,083,618

		10,546,990

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $114,139,642)		114,097,168

U.S. TREASURY OBLIGATIONS — 27.2%
U.S. Treasury Bonds & Notes — 27.2%
U.S. Treasury Bond 2.500% 2/15/46	2,760,000	2,569,991
U.S. Treasury Bond 3.000% 5/15/45	5,980,000	6,164,539
U.S. Treasury Bond 3.000% 2/15/47	5,590,000	5,767,133
U.S. Treasury Bond 3.000% 5/15/47	5,500,000	5,677,031
U.S. Treasury Bond 3.375% 5/15/44	5,540,000	6,122,220
U.S. Treasury Bond 3.750% 11/15/43	17,190,000	20,211,679
U.S. Treasury Inflation Index 0.125% 4/15/21	3,125,778	3,121,018
U.S. Treasury Inflation Index 0.125% 4/15/22	824,395	820,461
U.S. Treasury Inflation Index 0.375% 1/15/27	3,714,664	3,648,316
U.S. Treasury Inflation Index 0.625% 2/15/43	1,297,409	1,193,492
U.S. Treasury Inflation Index 0.750% 2/15/42	779,076	741,242

	Principal Amount	Value
U.S. Treasury Inflation Index 0.750% 2/15/45	$695,661	$652,405
U.S. Treasury Inflation Index 0.875% 2/15/47	1,985,225	1,926,536
U.S. Treasury Inflation Index 1.000% 2/15/46	949,339	948,487
U.S. Treasury Inflation Index 1.375% 2/15/44	1,972,289	2,145,431
U.S. Treasury Inflation Index 2.125% 2/15/40	384,611	478,343
U.S. Treasury Note 0.875% 5/31/18	4,000,000	3,985,625
U.S. Treasury Note 1.000% 11/30/18	6,000,000	5,971,875
U.S. Treasury Note 1.125% 9/30/21	140,000	136,186
U.S. Treasury Note 1.250% 12/31/18	10,000,000	9,984,766
U.S. Treasury Note 1.375% 9/30/20	30,000	29,775
U.S. Treasury Note 1.375% 10/31/20	20,000	19,839
U.S. Treasury Note 1.375% 1/31/21	13,130,000	12,991,828
U.S. Treasury Note 1.375% 4/30/21	190,000	187,576
U.S. Treasury Note 1.375% 9/30/23	330,000	316,694
U.S. Treasury Note 1.500% 12/31/18	250,000	250,547
U.S. Treasury Note 1.500% 2/28/23	6,630,000	6,453,891
U.S. Treasury Note 1.625% 7/31/19	270,000	271,242
U.S. Treasury Note 1.625% 4/30/23	1,510,000	1,477,511
U.S. Treasury Note 1.875% 3/31/22	20,000	20,010
U.S. Treasury Note 2.000% 5/31/24	3,960,000	3,927,485
U.S. Treasury Note 2.125% 3/31/24	9,760,000	9,765,796
U.S. Treasury Note 2.125% 5/15/25	910,000	904,298
U.S. Treasury Note 2.250% 11/15/25	3,880,000	3,880,879
U.S. Treasury Note 2.375% 5/15/27	320,000	322,050
U.S. Treasury Note 2.625% 11/15/20	10,000	10,320

		123,096,517

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

		Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $122,950,260)		$123,096,517

TOTAL BONDS & NOTES (Cost $437,420,584)		442,572,840

	Number of Shares
PURCHASED OPTIONS — 0.1%
Financial — 0.1%
Diversified Financial Services — 0.1%
U.S. Bond Future Put, Expires 8/25/2017 Strike 154.00	159	330,422
U.S. Bond Future Call, Expires 7/21/2017, Strike 159.00	144	13,500
U.S. Treasury Note 10 Year Future Put, Expires 7/21/2017, Strike 125.50	150	75,000
U.S. Treasury Note 10 Year Future Put, Expires 7/21/2017, Strike 125.00	224	70,112
U.S. Treasury Note 10 Year Future Call, Expires 7/21/2017, Strike 128.00	149	4,656
U.S. Treasury Note 10 Year Future Put, Expires 8/25/2017, Strike 123.00	150	28,125
U.S. Treasury Note 10 Year Future Put, Expires 7/21/2017, Strike 124.50	224	45,500
U.S. Treasury Note 10 Year Future Put, Expires 7/21/2017, Strike 126.00	112	85,750
U.S. Treasury Note 10 Year Future Call, Expires 7/21/2017, Strike 127.50	224	10,500

		663,565

TOTAL PURCHASED OPTIONS (Cost $429,508)		663,565

TOTAL LONG-TERM INVESTMENTS (Cost $437,975,700)		443,357,212

	Principal Amount
SHORT-TERM INVESTMENTS — 13.6%
Discount Notes — 2.8%
Federal Home Loan Bank Discount Notes, 0.010%, due 7/25/17	$12,500,000	12,492,363

Repurchase Agreement — 6.4%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (f)	29,146,991	29,146,991

	Principal Amount	Value
U.S. Treasury Bill — 4.4%
U.S. Treasury Bill 0.000% 8/24/17	$20,000,000	$19,973,480

TOTAL SHORT-TERM INVESTMENTS (Cost $61,614,250)		61,612,834

TOTAL INVESTMENTS — 111.4% (Cost $499,589,950) (g)		504,970,046

Other Assets/(Liabilities) — (11.4)%		(51,850,713)

NET ASSETS — 100.0%		$453,119,333

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ABS	Asset-Backed Security
ARS	Argentinean Peso
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DIP	Debtor In Possession
FRN	Floating Rate Note
GBP	British Pound
MBS	Mortgage-Backed Security
MTA	Monthly Treasury Average Index
MXN	Mexican Peso
PAC	Planned Amortization Class
RUB	Russian Ruble
STEP	Step Up Bond
TBA	To Be Announced
USD	U.S. Dollar
VRN	Variable Rate Note
WL	Whole Loan
(a)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $41,846,529 or 9.24% of net assets.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, these securities amounted to a value of $745,349 or 0.16% of net assets.
(c)	Restricted security. Certain securities are restricted as to resale. At June 30, 2017, these securities amounted to a value of $1,229,975 or 0.27% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Strategic Bond Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments (Continued)

(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis. (Note 2).
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Maturity value of $29,147,113. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $29,733,234.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 53.0%

COMMON STOCK — 50.7%
Belgium — 0.5%
Anheuser-Busch InBev SA/NV	21,173	$2,342,902
Umicore SA	10,458	728,627

		3,071,529

Bermuda — 0.4%
Axalta Coating Systems Ltd. (a)	57,433	1,840,153
Axis Capital Holdings Ltd.	1,176	76,040
Brilliance China Automotive Holdings Ltd.	208,000	378,860
CK Infrastructure Holdings Ltd.	18,000	151,128
Jardine Matheson Holdings Ltd.	2,600	166,971

		2,613,152

Brazil — 0.1%
Azul SA (a)	23,263	490,384

British Virgin Islands — 0.2%
Michael Kors Holdings Ltd. (a)	35,635	1,291,769

Canada — 0.3%
Encana Corp.	183,984	1,619,059
Platinum Group Metals Ltd. (a)	107,503	89,829
Platinum Group Metals Ltd. (a)	23,177	19,481

		1,728,369

Cayman Islands — 0.4%
Alibaba Group Holding Ltd. Sponsored ADR (a)	16,694	2,352,185
Want Want China Holdings Ltd.	158,000	106,656

		2,458,841

Czech Republic — 0.0%
CEZ AS	9,367	163,307

Finland — 0.3%
Nokia OYJ	318,683	1,958,591

France — 2.8%
Accor SA	18,513	872,392
AXA SA	35,348	974,163
Cie de Saint-Gobain	14,988	801,784
Cie Generale des Etablissements Michelin	6,266	833,056
Danone SA	51,461	3,868,291
Dassault Aviation SA	668	933,643
Safran SA	23,271	2,134,554
Sanofi	14,309	1,375,268
Sodexo SA	6,308	815,579
TOTAL SA	24,825	1,229,992
TOTAL SA Sponsored ADR	959	47,557
Ubisoft Entertainment SA (a)	13,667	775,960
Unibail-Rodamco SE	3,761	948,349

	Number of Shares	Value
Vinci SA	9,549	$815,677

		16,426,265

Germany — 1.7%
Bayer AG	19,728	2,552,488
Deutsche Telekom AG	76,055	1,366,838
Evonik Industries AG	18,764	599,798
GEA Group AG	15,308	628,174
Innogy SE (b)	76,625	3,015,738
Siemens AG	5,532	760,634
Vonovia SE	21,698	862,164

		9,785,834

Hong Kong — 0.6%
China Mobile Ltd. Sponsored ADR	3,301	175,250
CLP Holdings Ltd.	19,500	206,325
Hang Lung Properties Ltd.	39,000	97,414
HKT Trust & HKT Ltd.	115,000	151,128
Link REIT	23,500	178,800
Power Assets Holdings Ltd.	16,500	145,616
Sino Land Co. Ltd.	70,000	114,771
Sun Hung Kai Properties Ltd.	157,250	2,310,311
Swire Pacific Ltd. Class A	15,000	146,499
The Wharf Holdings Ltd.	24,000	198,945

		3,725,059

India — 1.0%
Coal India Ltd.	164,277	621,525
Hero MotoCorp Ltd.	3,720	211,918
Infosys Ltd.	86,404	1,253,963
Kotak Mahindra Bank Ltd.	48,094	711,847
Maruti Suzuki India Ltd.	4,942	550,921
Oil & Natural Gas Corp. Ltd.	47,241	114,855
Reliance Industries Ltd. (a)	94,185	2,011,282
State Bank of India	64,222	271,972
Yes Bank Ltd.	14,622	331,315

		6,079,598

Indonesia — 0.1%
Siloam International Hospitals Tbk PT (a)	637,940	540,741

Ireland — 0.4%
Accenture PLC Class A	763	94,368
Medtronic PLC	2,699	239,536
Perrigo Co. PLC	23,204	1,752,366

		2,086,270

Italy — 0.9%
Ei Towers SpA	18,256	1,057,813
Enel SpA	252,409	1,359,242
Luxottica Group SpA	15,549	902,211
RAI Way SpA (b)	94,079	469,805
Snam SpA	18,442	80,661
Telecom Italia SpA (a)	998,600	925,501

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Telecom Italia SpA (a)	524,075	$485,846
Telecom Italia SpA — RSP	41,978	31,056

		5,312,135

Japan — 8.3%
Aisin Seiki Co. Ltd.	13,840	709,794
Ajinomoto Co., Inc.	53,400	1,153,995
Alfresa Holdings Corp.	6,000	115,872
Alpine Electronics, Inc.	4,500	67,434
Asahi Group Holdings Ltd.	20,500	771,818
Asahi Kasei Corp.	78,000	840,230
Astellas Pharma, Inc.	7,250	88,770
Bridgestone Corp.	29,700	1,282,511
Canon Marketing Japan, Inc.	5,100	116,193
Chiyoda Corp.	16,000	94,265
Chubu Electric Power Co., Inc.	18,600	247,416
COMSYS Holdings Corp.	6,100	125,741
Daikin Industries Ltd.	7,000	715,907
Denso Corp.	33,170	1,403,807
East Japan Railway Co.	25,853	2,474,456
Exedy Corp.	3,600	101,614
Fuji Heavy Industries Ltd.	27,430	927,144
FUJIFILM Holdings Corp.	3,900	140,389
Futaba Industrial Co. Ltd.	11,310	102,449
GS Yuasa Corp.	56,000	244,140
Hino Motors Ltd.	10,700	119,010
Hirose Electric Co. Ltd.	1,000	142,843
Hitachi Chemical Co. Ltd.	23,100	690,547
Hoya Corp.	33,020	1,719,738
Inpex Corp.	109,400	1,055,073
Japan Airlines Co. Ltd.	60,900	1,884,014
Japan Tobacco, Inc.	4,400	154,650
Kamigumi Co. Ltd.	11,000	115,439
KDDI Corp.	19,700	521,894
Keyence Corp.	500	220,084
Kinden Corp.	18,900	304,952
Koito Manufacturing Co. Ltd.	7,500	387,414
Komatsu Ltd.	41,800	1,065,623
Kubota Corp.	43,820	738,439
Kuraray Co. Ltd.	7,800	141,711
Kurita Water Industries Ltd.	4,300	117,341
Kyocera Corp.	3,000	173,929
Kyushu Railway Co.	13,700	444,723
Mabuchi Motor Co. Ltd.	3,100	154,636
Maeda Road Construction Co. Ltd.	7,000	139,769
Makita Corp.	3,600	133,307
Medipal Holdings Corp.	6,900	127,813
Mitsubishi Electric Corp.	138,900	2,003,431
Mitsubishi Estate Co. Ltd.	49,000	915,385
Murata Manufacturing Co. Ltd.	9,770	1,488,639
Nintendo Co. Ltd.	3,200	1,071,009
Nippo Corp.	7,000	140,926
Nippon Telegraph & Telephone Corp.	4,840	228,951

	Number of Shares	Value
Nippon Television Holdings, Inc.	10,600	$178,398
Nitto Denko Corp.	12,000	989,911
NTT DOCOMO, Inc.	13,800	325,751
Okumura Corp.	50,230	338,302
Otsuka Holdings Co. Ltd.	4,200	179,119
Renesas Electronics Corp. (a)	42,500	371,841
Rinnai Corp.	3,900	363,883
Rohm Co. Ltd.	17,160	1,321,993
Sawai Pharmaceutical Co. Ltd.	2,100	118,040
Secom Co. Ltd.	2,200	167,156
Seino Holdings Co. Ltd.	7,900	105,133
Seven & i Holdings Co. Ltd.	1,900	78,344
Shimamura Co. Ltd.	1,100	134,624
Shin-Etsu Chemical Co. Ltd.	27,288	2,478,895
SHO-BOND Holdings Co. Ltd.	1,400	70,702
SKY Perfect JSAT Holdings, Inc.	12,700	54,677
Stanley Electric Co. Ltd.	5,100	154,247
Sumitomo Electric Industries Ltd.	45,300	699,058
Sumitomo Mitsui Financial Group, Inc.	54,430	2,129,343
Suzuken Co. Ltd.	3,100	103,074
Suzuki Motor Corp.	55,637	2,644,189
Toda Corp.	52,200	325,892
Toho Co. Ltd.	4,700	144,861
Tokio Marine Holdings, Inc.	28,975	1,203,840
Tokyo Gas Co. Ltd.	314,988	1,640,434
Tokyo Steel Manufacturing Co. Ltd.	14,300	120,914
Toray Industries, Inc.	84,000	703,723
Toyota Industries Corp.	35,421	1,868,692
Trend Micro, Inc.	4,300	221,851
TV Asahi Holdings Corp.	7,200	130,011
Ube Industries Ltd.	213,600	550,555
West Japan Railway Co.	9,900	700,033
Yamada Denki Co. Ltd.	18,400	91,433
Yamaha Corp.	4,200	145,382
Yamato Kogyo Co. Ltd.	3,200	82,177

		49,061,713

Liberia — 0.0%
Royal Caribbean Cruises Ltd.	363	39,650

Netherlands — 1.1%
ABN AMRO Group NV CVA (b)	34,091	910,972
ING Groep NV	111,191	1,933,826
Koninklijke Philips NV	82,754	2,945,751
Randstad Holding NV	12,392	724,652
Unilever NV	2,398	132,525

		6,647,726

Netherlands Antilles — 0.1%
Schlumberger Ltd.	13,657	899,177

Portugal — 0.1%
Jeronimo Martins SGPS SA	3,609	70,649
NOS SGPS SA	50,748	308,318

		378,967

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Republic of Korea — 0.5%
Coway Co. Ltd.	1,910	$173,623
Doosan Bobcat, Inc.	30,084	936,098
Hyundai Motor Co.	5,782	806,053
KT&G Corp.	6,037	616,935
LG Chem Ltd.	872	221,789
POSCO	675	169,061
SK Telecom Co. Ltd.	786	182,467

		3,106,026

Singapore — 0.3%
CapitaLand Ltd.	449,800	1,143,580
ComfortDelGro Corp. Ltd.	107,200	179,304
Singapore Telecommunications Ltd.	91,500	258,542

		1,581,426

Spain — 0.3%
Cellnex Telecom SA (b)	76,293	1,577,268
Gas Natural SDG SA	18,931	444,821

		2,022,089

Sweden — 0.6%
SKF AB	117,050	2,382,718
Svenska Handelsbanken AB Class A	67,842	974,193

		3,356,911

Switzerland — 1.0%
Chubb Ltd.	10,369	1,507,445
Nestle SA	32,177	2,802,938
Novartis AG	2,140	178,709
UBS Group AG	67,083	1,138,778

		5,627,870

Taiwan — 0.4%
Cathay Financial Holding Co. Ltd.	96,000	158,193
Cheng Shin Rubber Industry Co. Ltd.	158,211	336,752
Chunghwa Telecom Co. Ltd.	57,000	202,256
Far EasTone Telecommunications Co. Ltd.	61,000	155,408
Formosa Chemicals & Fibre Corp.	40,000	125,590
Formosa Petrochemical Corp.	29,000	100,121
Formosa Plastics Corp.	43,000	131,055
Fubon Financial Holding Co. Ltd. (a)	95,000	151,456
Hon Hai Precision Industry Co. Ltd.	56,100	214,458
Nan Ya Plastics Corp.	54,000	133,789
Taiwan Mobile Co. Ltd.	65,000	244,281
Uni-President Enterprises Corp.	108,000	216,603

		2,169,962

Thailand — 0.2%
Advanced Info Service PCL	13,600	71,083
Advanced Info Service PCL	28,800	150,486
Intouch Holdings PCL NVDR	125,800	211,075
PTT Global Chemical PCL	9,400	18,952
PTT Global Chemical PCL	80,300	161,924
The Siam Cement PCL NVDR	13,400	198,804

	Number of Shares	Value
Thai Oil PCL	4,300	$9,999
Thai Oil PCL	36,600	85,116

		907,439

United Kingdom — 3.7%
BAE Systems PLC	94,593	781,618
Berkeley Group Holdings PLC	16,337	686,747
BP PLC	79,415	458,785
BP PLC Sponsored ADR	51,555	1,786,381
GlaxoSmithKline PLC	129,728	2,763,354
GW Pharmaceuticals PLC ADR (a)	1,225	122,806
HSBC Holdings PLC	318,812	2,959,234
Liberty Global PLC Series A (a)	9,203	295,600
Meggitt PLC	99,468	618,779
National Grid PLC	5,391	66,911
NMC Health PLC	51,960	1,478,701
Royal Dutch Shell PLC Class A	56,680	1,507,572
Royal Dutch Shell PLC Class A Sponsored ADR	52,754	2,805,985
Shire PLC	9,086	500,589
Smiths Group PLC	38,271	797,358
Spire Healthcare Group PLC (b)	138,416	584,657
Vodafone Group PLC	912,046	2,588,195
Vodafone Group PLC Sponsored ADR	29,891	858,769

		21,662,041

United States — 24.4%
3M Co.	343	71,409
AbbVie, Inc.	1,149	83,314
Acadia Healthcare Co., Inc. (a)	16,905	834,769
Adobe Systems, Inc. (a)	688	97,311
Advance Auto Parts, Inc.	7,898	920,828
Aetna, Inc.	19,340	2,936,392
Air Products & Chemicals, Inc.	19,605	2,804,691
Alliance Data Systems Corp.	223	57,242
The Allstate Corp. (c)	15,654	1,384,440
Alphabet, Inc. Class C (a)	3,092	2,809,793
Altria Group, Inc.	1,926	143,429
Amazon.com, Inc. (a) (c)	5,355	5,183,640
Amdocs Ltd.	1,578	101,718
American International Group, Inc.	686	42,889
American Tower Corp.	919	121,553
Ameriprise Financial, Inc.	421	53,589
Amgen, Inc.	668	115,050
Anadarko Petroleum Corp.	52,354	2,373,730
Analog Devices, Inc.	517	40,223
Anthem, Inc.	8,237	1,549,627
Apple, Inc.	39,977	5,757,488
Bank of America Corp.	197,353	4,787,784
The Bank of New York Mellon Corp.	848	43,265
Baxter International, Inc.	3,962	239,859
Bed Bath & Beyond, Inc.	9,520	289,408
Berkshire Hathaway, Inc. Class A (a)	1	254,700

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
Berkshire Hathaway, Inc. Class B (a)	12,199	$2,066,145
Biogen, Inc. (a)	3,173	861,025
The Boeing Co.	425	84,044
Bristol-Myers Squibb Co.	2,262	126,039
Brookdale Senior Living, Inc. (a)	61,071	898,354
Capital One Financial Corp.	828	68,409
Cardinal Health, Inc.	1,159	90,309
Catalent, Inc. (a)	21,646	759,775
CenterPoint Energy, Inc.	1,194	32,692
The Charles Schwab Corp.	26,861	1,153,949
Charter Communications, Inc. Class A (a)	4,805	1,618,564
Chevron Corp.	316	32,968
Cisco Systems, Inc.	1,761	55,119
Citigroup, Inc.	40,586	2,714,392
Colgate-Palmolive Co.	2,492	184,732
Comcast Corp. Class A	108,283	4,214,374
CommScope Holding Co., Inc. (a)	43,416	1,651,110
Constellation Brands, Inc. Class A	530	102,677
The Cooper Cos., Inc.	92	22,027
Crown Holdings, Inc. (a)	1,145	68,311
Cummins, Inc.	313	50,775
CVS Health Corp.	10,278	826,968
Delta Air Lines, Inc.	29,781	1,600,431
Discover Financial Services	14,231	885,026
DISH Network Corp. Class A (a)	12,732	799,060
Edgewell Personal Care Co. (a)	30,198	2,295,652
EI du Pont de Nemours & Co. (d)	42,811	3,455,276
Electronic Arts, Inc. (a)	8,421	890,268
EQT Corp.	16,338	957,243
Expedia, Inc.	6,122	911,872
Facebook, Inc. Class A (a)	22,403	3,382,405
Fifth Third Bancorp	1,478	38,369
Ford Motor Co.	64,032	716,518
Fortune Brands Home & Security, Inc.	17,189	1,121,410
General Dynamics Corp.	549	108,757
General Electric Co.	9,406	254,056
Gilead Sciences, Inc.	43,068	3,048,353
Global Payments, Inc.	8,740	789,397
The Goldman Sachs Group, Inc.	6,907	1,532,663
The Goodyear Tire & Rubber Co.	1,466	51,251
H&R Block, Inc.	3,694	114,182
The Hartford Financial Services Group, Inc.	3,148	165,490
HCA Healthcare, Inc. (a)	19,215	1,675,548
Helmerich & Payne, Inc.	877	47,656
The Home Depot, Inc.	8,250	1,265,550
Illinois Tool Works, Inc.	464	66,468
Intel Corp.	2,042	68,897
International Paper Co.	1,586	89,783
Intuit, Inc.	2,817	374,126
Invitae Corp. (a)	12,793	122,301
Jawbone Health Hub, Inc. (e)	19,705	53,741

	Number of Shares	Value
Johnson & Johnson	1,840	$243,414
JP Morgan Chase & Co.	26,180	2,392,852
Kansas City Southern	20,789	2,175,569
KLA-Tencor Corp.	817	74,764
Lear Corp.	465	66,067
Liberty Broadband Corp. Class A (a)	3,896	334,238
Liberty Broadband Corp. Class C (a)	9,538	827,422
Liberty Media Corporation-Liberty Formula One (e)	5,350	194,720
Liberty Media Corp-Liberty SiriusXM Class A (a)	13,970	586,461
Liberty Media Corp-Liberty SiriusXM Class C (a)	23,300	971,610
Lookout, Inc. (e)	3,711	2,375
Lowe’s Cos., Inc.	38,157	2,958,312
ManpowerGroup, Inc.	427	47,675
Marathon Oil Corp.	99,243	1,176,030
Marathon Petroleum Corp.	59,944	3,136,870
Marsh & McLennan Cos., Inc.	15,705	1,224,362
Masco Corp.	30,292	1,157,457
Mastercard, Inc. Class A	8,581	1,042,162
McDonald’s Corp.	740	113,338
McKesson Corp.	367	60,386
MetLife, Inc.	26,316	1,445,801
Microsoft Corp.	16,880	1,163,538
Mohawk Industries, Inc. (a)	4,545	1,098,481
Mondelez International Inc. Class A	5,242	226,402
Morgan Stanley	50,960	2,270,778
NextEra Energy Partners LP	20,820	770,132
NextEra Energy, Inc.	19,679	2,757,618
Northrop Grumman Corp.	389	99,860
Nuance Communications, Inc. (a)	11,266	196,141
O’Reilly Automotive, Inc. (a)	3,711	811,744
Omnicom Group, Inc.	480	39,792
Packaging Corporation of America	993	110,610
PepsiCo, Inc.	1,839	212,386
Pfizer, Inc. (d)	112,335	3,773,333
Phillips 66	866	71,610
Prudential Financial, Inc.	800	86,512
Pure Storage, Inc. Class A (a)	67,519	864,918
PVH Corp.	353	40,419
QUALCOMM, Inc.	67,981	3,753,911
Ralph Lauren Corp.	9,325	688,185
Raytheon Co.	443	71,536
Reinsurance Group of America, Inc.	681	87,434
Rockwell Automation, Inc.	405	65,594
Sabre Corp.	40,417	879,878
Scripps Networks Interactive Class A	838	57,244
Sempra Energy	10,312	1,162,678
Simon Property Group, Inc.	423	68,424
Snap, Inc. Class A (a)	36,761	653,243
Starbucks Corp.	13,309	776,048
Stryker Corp.	311	43,161

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Number of Shares	Value
SunTrust Banks, Inc.	15,357	$871,049
Target Corp.	29,122	1,522,789
Tenet Healthcare Corp. (a)	59,406	1,148,912
TESARO, Inc. (a)	2,616	365,874
The St. Joe Co. (a)	74,010	1,387,687
Thermo Fisher Scientific, Inc.	1,043	181,972
The Travelers Cos., Inc.	1,624	205,485
TripAdvisor, Inc. (a)	14,510	554,282
Tyson Foods, Inc. Class A	768	48,100
United Continental Holdings, Inc. (a)	35,853	2,697,938
United Rentals, Inc. (a)	638	71,909
UnitedHealth Group, Inc.	1,458	270,342
Unum Group	13,127	612,112
Urban Outfitters, Inc. (a)	20,631	382,499
Valero Energy Corp.	1,803	121,630
VeriFone Systems, Inc. (a)	39,936	722,842
VeriSign, Inc. (a)	1,093	101,605
Verizon Communications, Inc.	56,730	2,533,562
Visa, Inc. Class A	10,558	990,129
Vistra Energy Corp.	19,078	320,320
VMware, Inc. Class A (a)	8,929	780,662
WABCO Holdings, Inc. (a)	493	62,862
Welltower, Inc. (a)	8,774	581,365
Western Digital Corp.	560	49,616
WestRock Co.	16,767	950,018
The Williams Cos., Inc.	78,612	2,380,371
Williams-Sonoma, Inc.	17,454	846,519
Wyndham Worldwide Corp.	976	98,000
Zimmer Biomet Holdings, Inc.	17,472	2,243,405

		143,899,999

TOTAL COMMON STOCK (Cost $260,495,907)		299,092,840

PREFERRED STOCK — 2.3%
United States — 2.3%
Anthem, Inc. 5.250%	22,950	1,212,219
Citigroup Capital XIII, 3 mo. USD LIBOR + 6.370%, VRN 7.542%	20,823	540,981
Dominion Energy, Inc. 6.375%	4,962	237,184
Dominion Energy, Inc. 6.750%	18,674	939,676
Domo, Inc. Series D-2, Convertible (a) (e)	153,010	1,352,608
Dropbox, Inc. Series C (a) (e)	87,114	1,046,239
GMAC Capital Trust I, 3 mo. USD LIBOR + 5.785%, VRN 6.967%	22,474	588,819

	Number of Shares	Value
Grand Rounds, Inc. Series C, Convertible (a) (e)	121,323	$368,822
Lookout, Inc. Series F (a) (e)	55,056	548,358
Mandatory Exchangeable Trust (b) 5.750%	8,901	1,454,512
Palantir Technologies, Inc. Series I (a) (e)	107,092	857,807
Stericycle, Inc. 5.250%	2,875	192,452
Uber Technologies, Inc. Series D (a) (e)	65,060	3,505,433
US Bancorp, Series F, 3 mo. USD LIBOR + 4.468%, VRN 6.500%	9,827	291,764
Wells Fargo & Co. 7.500%	182	238,622

		13,375,496

TOTAL PREFERRED STOCK (Cost $10,540,929)		13,375,496

TOTAL EQUITIES (Cost $271,036,836)		312,468,336

	Principal Amount
BONDS & NOTES — 31.1%

BANK LOANS — 0.4%
Norway — 0.0%
Drillships Financing Holding, Inc., Term Loan B1 6.000% 3/31/21	333,130	213,619

United States — 0.4%
Fieldwood Energy LLC, New 1st Lien Term Loan 8.000% 8/31/20	$130,182	121,395
Fieldwood Energy LLC, 2nd Lien Term Loan 8.375% 9/30/20	295,787	163,422
Fieldwood Energy LLC, 1st Lien Last Out Term Loan 8.421% 9/30/20	175,746	138,400
Hilton Worldwide Finance LLC, Term Loan B2 3.500% 10/25/23	771,493	773,507
The Neiman Marcus Group, Inc., 2020 Term Loan 4.339% 10/25/20	216,177	161,683
Seadrill Partners Finco LLC, Term Loan B 4.000% 2/21/21	619,748	394,160

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Sheridan Investment Partners II, L.P., Term Loan A 4.250% 12/16/20	$95,213	$80,931
Sheridan Investment Partners II, L.P., Term Loan B 4.250% 12/16/20	684,636	581,941
Sheridan Investment Partners II, L.P., Term Loan M 4.250% 12/16/20	35,512	30,185

		2,445,624

TOTAL BANK LOANS (Cost $3,199,469)		2,659,243

CORPORATE DEBT — 6.7%
Australia — 0.2%
Quintis Ltd. (Acquired 7/20/16, Cost $1,525,000) (b) (f) 8.750% 8/01/23	1,525,000	1,143,749

Canada — 0.0%
1011778 BC ULC/New Red Finance, Inc. (b) 4.250% 5/15/24	150,000	149,054

Cayman Islands — 0.0%
Odebrecht Finance Ltd. (b) 4.375% 4/25/25	200,000	77,000

Chile — 0.0%
Inversiones Alsacia SA (Acquired 2/14/11, Cost $292,660) (b) (f) (g) 8.000% 12/31/18	441,736	15,461

France — 0.2%
BNP Paribas SA 2.400% 12/12/18	689,000	694,836
Danone SA (b) 2.589% 11/02/23	490,000	478,082

		1,172,918

Germany — 0.0%
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (b) 5.500% 1/15/23	181,800	188,617

India — 0.1%
REI Agro Ltd., Convertible (Acquired 12/02/09, Cost $614,910) (b) (f) (g) 5.500% 11/13/49	618,000	3,090
Suzlon Energy Ltd., Convertible STEP (b) 5.750% 7/16/19	354,000	389,400

		392,490

	Principal Amount	Value
Ireland — 0.0%
GE Capital International Funding Co. Unlimited Co. 2.342% 11/15/20	$202,000	$203,615

Italy — 0.2%
Intesa Sanpaolo SpA 3.875% 1/15/19	546,000	559,471
Telecom Italia SpA (b) 5.303% 5/30/24	487,000	522,307

		1,081,778

Luxembourg — 0.2%
Allergan Funding SCS 3.450% 3/15/22	420,000	432,943
Intelsat Jackson Holdings SA 7.500% 4/01/21	385,000	355,162
Intelsat Jackson Holdings SA (b) 8.000% 2/15/24	125,000	134,688

		922,793

Mexico — 0.2%
Petroleos Mexicanos 4.625% 9/21/23	517,000	523,204
Petroleos Mexicanos 3 mo. USD LIBOR + 3.650%, FRN (b) 4.878% 3/11/22	471,000	507,973
Trust F/1401 (b) 5.250% 12/15/24	270,000	281,205

		1,312,382

Netherlands — 0.5%
Bayer Capital Corp. B.V. EUR (b) (h) 5.625% 11/22/19	900,000	1,251,408
Bio City Development Co. B.V., Convertible (Acquired 7/05/11, Cost $1,400,000) (b) (e) (f) (g) 8.000% 7/06/18	1,400,000	447,580
Cooperatieve Rabobank UA 3.950% 11/09/22	251,000	262,147
ING Groep NV USD 5 year swap rate + 4.445%, VRN 6.000% 12/29/49	280,000	286,300
Petrobras Global Finance BV 6.125% 1/17/22	888,000	915,972

		3,163,407

Singapore — 0.2%
CapitaLand Ltd. SGD (b) (h) 1.950% 10/17/23	500,000	371,890
Global Logistic Properties Ltd. (i) 3.875% 6/04/25	644,000	612,369

		984,259

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Spain — 0.2%
Telefonica Participaciones SAU EUR (b) (h) 4.900% 9/25/17	$700,000	$742,740
Telefonica SA EUR (h) (i) 6.000% 7/24/17	200,000	215,364

		958,104

United Arab Emirates — 0.1%
Dana Gas Sukuk Ltd., Convertible (b) 7.000% 10/31/17	1,019,810	785,254

United Kingdom — 0.4%
HSBC Holdings PLC USD 5 year swap rate + 3.705%, VRN 6.375% 12/29/49	905,000	947,987
Lloyds Bank PLC 5 Year UK Gilt + 13.400%, VRN GBP (h) 13.000% 1/29/49	465,000	1,136,482
UBS Group Funding Switzerland AG (b) 4.125% 9/24/25	220,000	230,612

		2,315,081

United States — 4.2%
AbbVie, Inc. 2.300% 5/14/21	406,000	404,993
AbbVie, Inc. 2.500% 5/14/20	489,000	494,669
Activision Blizzard, Inc. (b) 2.300% 9/15/21	120,000	119,218
AliphCom, Inc. Convertible (e) (g) 12.000% 4/28/20	191,000	4,794
AliphCom, Inc. Convertible (e) (g) 12.000% 4/28/20	2,617,000	65,687
Ally Financial, Inc. 3.500% 1/27/19	287,000	290,946
American Express Co. 3 mo. USD LIBOR + 3.285%, VRN 4.900% 12/29/49	296,000	300,884
American Express Credit Corp. 2.700% 3/03/22	891,000	899,209
American Tower Corp. 3.400% 2/15/19	198,000	202,137
Apple, Inc. 3.200% 5/11/27	745,000	753,702
Apple, Inc. 3.350% 2/09/27	767,000	784,129
AT&T, Inc. 3.000% 6/30/22	920,000	920,476
Bank of America Corp. 2.600% 1/15/19	232,000	234,185
Bank of America Corp. 3.300% 1/11/23	487,000	496,593
Becton Dickinson and Co. 2.675% 12/15/19	190,000	192,326

	Principal Amount	Value
Becton Dickinson and Co. 2.894% 6/06/22	$355,000	$356,110
Becton Dickinson and Co. 3.125% 11/08/21	427,000	434,937
Berkshire Hathaway, Inc. 2.750% 3/15/23	328,000	332,346
Cablevision Systems Corp. 5.875% 9/15/22	166,000	174,507
CCO Holdings LLC/CCO Holdings Capital Corp. (b) 5.125% 5/01/27	370,000	378,325
Citigroup, Inc. 2.700% 3/30/21	455,000	458,019
Citigroup, Inc. 2.900% 12/08/21	209,000	211,118
Citigroup, Inc. 3 mo. USD LIBOR + 4.059%, VRN 5.875% 12/29/49	540,000	567,113
Cobalt International Energy, Inc., Convertible 2.625% 12/01/19	656,000	170,560
Cobalt International Energy, Inc., Convertible 3.125% 5/15/24	806,000	161,200
Delta Topco Ltd. (e) 2.000% 7/23/19	61,295	91,243
eBay, Inc. 3.800% 3/09/22	231,000	241,395
Edgewell Personal Care Co 4.700% 5/24/22	234,000	249,795
Edgewell Personal Care Co. 4.700% 5/19/21	251,000	267,315
EI du Pont de Nemours & Co. 2.200% 5/01/20	500,000	502,713
Ford Motor Credit Co. LLC 2.262% 3/28/19	200,000	200,545
Ford Motor Credit Co. LLC 2.551% 10/05/18	200,000	201,316
Ford Motor Credit Co. LLC 5.000% 5/15/18	452,000	463,562
Forest Laboratories, Inc. (b) 5.000% 12/15/21	212,000	231,462
General Electric Co. 3 mo. USD LIBOR + 3.330%, VRN 5.000% 12/29/49	459,000	487,183
General Electric Co. 5.550% 5/04/20	57,000	62,615
General Electric Co. 3 mo. USD LIBOR + 2.289%, VRN 6.375% 11/15/67	273,000	275,730
General Motors Financial Co., Inc. 3.450% 4/10/22	183,000	186,001
The Goldman Sachs Group, Inc. 2.600% 12/27/20	1,466,000	1,473,806

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.922%, VRN 5.375% 12/29/49	$470,000	$493,876
The Goldman Sachs Group, Inc. 3 mo. USD LIBOR + 3.884%, VRN 5.700% 12/31/49	448,000	466,256
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. (b) 4.625% 4/01/25	330,000	340,312
Hughes Satellite Systems Corp. 7.625% 6/15/21	78,000	88,628
JP Morgan Chase & Co. 3 mo. USD LIBOR + 1.000%, FRN 2.158% 1/15/23	508,000	511,079
JP Morgan Chase & Co. 2.295% 8/15/21	629,000	625,340
JP Morgan Chase & Co. 4.350% 8/15/21	195,000	208,719
Medtronic, Inc. 3.150% 3/15/22	516,000	533,976
Morgan Stanley 3 mo. USD LIBOR + 3.610%, VRN 5.450% 12/31/49	337,000	348,963
Mylan, Inc. 2.550% 3/28/19	324,000	326,339
NBCUniversal Enterprise, Inc. (b) 5.250% 12/31/49	300,000	318,858
Oracle Corp. 1.900% 9/15/21	708,000	701,775
Prudential Financial, Inc. 3 mo. USD LIBOR + 3.920%, VRN 5.625% 6/15/43	169,000	185,689
Prudential Financial, Inc. 3 mo. USD LIBOR + 4.175%, VRN 5.875% 9/15/42	254,000	283,007
QUALCOMM, Inc. 2.600% 1/30/23	460,000	458,322
QUALCOMM, Inc. 3.000% 5/20/22	541,000	554,814
The Sherwin-Williams Co. 2.250% 5/15/20	285,000	285,638
The Sherwin-Williams Co. 2.750% 6/01/22	165,000	164,902
Synchrony Financial 3.750% 8/15/21	121,000	124,282
T-Mobile USA, Inc. 4.000% 4/15/22	74,000	77,012
T-Mobile USA, Inc. 6.000% 4/15/24	298,000	318,860
USB Capital IX 3 mo. USD LIBOR + 1.020%, VRN 3.500% 10/29/49	122,000	108,324

	Principal Amount	Value
Verizon Communications, Inc. 2.450% 11/01/22	$110,000	$107,824
Verizon Communications, Inc. 2.625% 8/15/26	219,000	201,435
Verizon Communications, Inc. 3.125% 3/16/22	2,225,000	2,257,839
Volkswagen Group of America Finance LLC (i) 2.450% 11/20/19	276,000	277,526

		24,712,459

TOTAL CORPORATE DEBT (Cost $44,619,210)		39,578,421

PASS-THROUGH SECURITIES — 0.1%
United Kingdom — 0.1%
Logistics GBP (Acquired 8/03/15, Cost $582,072), 3 mo. GBP LIBOR + 3.600%, FRN GBP (b) (f) (h) 3.904% 8/20/25	389,000	503,551

TOTAL PASS-THROUGH SECURITIES (Cost $582,072)		503,551

SOVEREIGN DEBT OBLIGATIONS — 10.6%
Argentina — 0.5%
Argentine Republic Government International Bond EUR (h) (i) 3.875% 1/15/22	285,000	323,478
Argentine Republic Government International Bond 5.625% 1/26/22	499,000	510,976
Argentine Republic Government International Bond 6.875% 4/22/21	441,000	471,870
Argentine Republic Government International Bond 6.875% 1/26/27	740,000	766,640
Argentine Republic Government International Bond 7.500% 4/22/26	1,067,000	1,149,693

		3,222,657

Australia — 1.5%
Australia Government Bond AUD (h) (i) 3.000% 3/21/47	1,881,000	1,315,344
Australia Government Bond AUD (h) (i) 5.500% 4/21/23	851,000	767,952
Australia Government Bond AUD (h) (i) 5.750% 5/15/21	2,789,000	2,436,054

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
Australia Government Bond AUD (h) (i) 5.750% 7/15/22	5,009,000	$4,499,517

		9,018,867

Brazil — 1.0%
Brazil Notas do Tesouro Nacional Serie B BRL (h) 6.000% 8/15/22	1,715,000	1,577,017
Brazil Notas do Tesouro Nacional Serie F BRL (h) 10.000% 1/01/18	3,522,000	1,017,174
Brazil Notas do Tesouro Nacional Serie F BRL (h) 10.000% 1/01/23	9,002,000	2,556,087
Brazilian Government International Bond 2.625% 1/05/23	356,000	329,745
Brazilian Government International Bond 4.875% 1/22/21	245,000	256,760

		5,736,783

Canada — 1.0%
Canadian Government Bond CAD (h) 0.500% 8/01/18	5,993,000	4,594,756
Canadian Government Bond CAD (h) 0.750% 3/01/21	1,483,000	1,121,296

		5,716,052

Germany — 0.5%
Bundesrepublik Deutschland EUR (h) (i) 0.010% 8/15/26	2,497,928	2,751,418

Hungary — 0.3%
Hungary Government International Bond 6.250% 1/29/20	447,000	489,018
Hungary Government International Bond 6.375% 3/29/21	1,270,000	1,428,115

		1,917,133

Indonesia — 0.2%
Indonesia Government International Bond EUR (b) (h) 2.625% 6/14/23	658,000	788,571
Indonesia Government International Bond (b) 3.700% 1/08/22	205,000	210,678
Indonesia Government International Bond (b) 6.875% 1/17/18	316,000	324,216

		1,323,465

	Principal Amount	Value
Japan — 1.0%
Japan Government Two Year Bond JPY (h) 0.100% 3/15/18	312,950,000	$2,786,931
Japan Government Two Year Bond JPY (h) 0.100% 10/15/18	384,150,000	3,424,682

		6,211,613

Mexico — 1.2%
Mexican Bonos MXN (h) 6.500% 6/10/21	84,640,000	4,645,541
Mexican Bonos MXN (h) 8.500% 12/13/18	42,232,300	2,380,041

		7,025,582

New Zealand — 0.5%
New Zealand Government Bond NZD (h) (i) 6.000% 5/15/21	3,336,000	2,767,929

Poland — 1.3%
Poland Government Bond PLN (h) 2.500% 7/25/26	5,575,000	1,421,413
Poland Government Bond PLN (h) 2.500% 7/25/27	18,283,000	4,590,424
Poland Government Bond PLN (h) 3.250% 7/25/25	5,497,000	1,495,809
Poland Government Bond PLN (h) 5.000% 3/23/22	209,000	231,990

		7,739,636

Republic of Korea — 0.1%
Export-Import Bank of Korea 2.625% 12/30/20	298,000	299,297
Export-Import Bank of Korea 2.875% 9/17/18	200,000	201,891

		501,188

Saudi Arabia — 0.1%
Saudi Government International Bond (b) 2.375% 10/26/21	685,000	674,040

Turkey — 0.3%
Turkey Government Bond TRY (h) 11.000% 3/02/22	5,654,000	1,637,490

United Kingdom — 1.1%
United Kingdom Gilt GBP (h) (i) 0.500% 7/22/22	1,414,180	1,824,251
United Kingdom Gilt GBP (h) (i) 2.750% 9/07/24	3,001,720	4,403,018

		6,227,269

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $63,068,372)		62,471,122

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 13.3%
United States — 13.3%
U.S. Treasury Inflation Index 0.375% 1/15/27	$5,492,945	$5,394,836
U.S. Treasury Note (j) 0.750% 12/31/17	1,500,000	1,496,806
U.S. Treasury Note (k) 1.125% 7/31/21	1,260,700	1,228,848
U.S. Treasury Note 1.750% 5/31/22	20,530,600	20,409,180
U.S. Treasury Note 1.750% 6/30/22	18,502,600	18,380,383
U.S. Treasury Note 1.875% 4/30/22	20,061,100	20,058,592
U.S. Treasury Note (k) 2.250% 2/15/27	11,657,500	11,603,857

		78,572,502

TOTAL U.S. TREASURY OBLIGATIONS (Cost $78,702,941)		78,572,502

TOTAL BONDS & NOTES (Cost $190,172,064)		183,784,839

	Number of Shares
MUTUAL FUNDS — 4.2%
Diversified Financial Services — 4.2%
United States — 4.2%
BlackRock Liquidity Funds Temp-Fund Portfolio	3,212,261	3,212,261
ETFS Physical Palladium Shares (j)	4,767	384,645
ETFS Physical Platinum Shares (j)	3,939	348,011
ETFS Physical Swiss Gold Shares (j)	14,400	1,734,191
iShares Gold Trust (a) (j)	157,258	1,877,660
SPDR Gold Shares (j)	148,399	17,514,050

		25,070,818

TOTAL MUTUAL FUNDS (Cost $27,149,897)		25,070,818

	Notional Amount
PURCHASED OPTIONS — 0.4%
Germany — 0.1%
6-Month EUR LIBOR BBA 30 year Swaption, Put, Expires 7/10/17, Strike 1.50 (OTC — Goldman Sachs International); Underlying swap terminates 6/13/47	$1,382,100	23,047

	Notional Amount	Value
6-Month EUR LIBOR BBA 5 year Swaption, Put, Expires 10/03/17, Strike 0.46 (OTC — Goldman Sachs International); Underlying swap terminates 10/05/22	$14,791,366	$36,986

	Units
EUR Call USD Put, Expires 3/27/18, Strike 1.20 (OTC — Warburg Dillon Read)	14,682,708	192,451
EUR Call USD Put, Expires 5/18/18, Strike 1.19 (OTC — Barclays Bank PLC)	7,441,607	149,318
EUR Call USD Put, Expires 9/08/17, Strike 1.13 (OTC — UBS AG)	3,712,065	71,456
EUR Call USD Put, Expires 9/14/17, Strike 1.14 (OTC — BNP Paribas SA)	3,740,429	64,526
EUR Call USD Put, Expires 9/27/17, Strike 1.14 (OTC — UBS AG)	3,775,814	70,657
Euro STOXX 50 Index, Call, Expires 12/15/17, Strike 3,650.00 (OTC — Citibank N.A.)	466	25,388
Euro STOXX 50 Index, Call, Expires 9/21/18, Strike 3,426.55 (OTC — Deutsche Bank AG)	190	45,428

		679,257

	Notional Amount
Japan — 0.0%
6-Month JPY LIBOR BBA 5 year Swaption, Put, Expires 4/04/18, Strike 1.07 (OTC — Deutsche Bank AG); Underlying swap terminates 4/06/23	$143,913,000	93

	Units
Topix Index, Call, Expires 7/14/17, Strike 1,600.00 (OTC — Goldman Sachs International)	180,310	36,191
Topix Index, Call, Expires 8/10/17, Strike 1,600.00 (OTC — Societe Generale)	184,635	54,616
Topix Index, Call, Expires 9/08/17, Strike 1,600.00 (OTC — UBS AG)	122,746	46,321

		137,221

United Kingdom — 0.0%
GBP Call USD Put, Expires 8/21/17, Strike 1.28 (OTC — JP Morgan Chase Bank N.A.)	3,620,471	100,694

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Notional Amount	Value
United States — 0.3%
3-Month USD LIBOR BBA 10 year Swaption, Call, Expires 10/16/17, Strike 2.09 (OTC — Bank of America N.A.); Underlying swap terminates 10/18/27	$7,549,014	$42,378
3-Month USD LIBOR BBA 10 year Swaption, Call, Expires 9/05/17, Strike 2.06 (OTC — Bank of America N.A.); Underlying swap terminates 9/07/27	7,541,356	21,402
6-Month USD LIBOR BBA 30 year Swaption, Put, Expires 5/02/18, Strike 2.75 (OTC — Goldman Sachs International); Underlying swap terminates 5/04/48	1,759,152	63,657

	Units
Allstate Corp., Call, Expires 1/19/18, Strike 80.00 (OTC — Goldman Sachs International)	3,334	33,757
Armstrong Flooring, Inc., Call, Expires 1/19/18, Strike 85.00 (OTC — Goldman Sachs International)	9,010	8,334
BB&T Corp., Call, Expires 1/19/18, Strike 40.00 (OTC — Goldman Sachs International)	6,474	40,301
Benefitfocus, Inc., Call, Expires 1/19/18, Strike 45.00 (OTC — Goldman Sachs International)	15,244	41,540
BP PLC, Call, Expires 1/18/19, Strike 40.00 (OTC — UBS AG)	49,917	46,922
Capital One Financial Corp., Call, Expires 1/19/18, Strike 80.00 (OTC — Goldman Sachs International)	6,627	49,371
Charles Schwab Corp., Call, Expires 1/19/18, Strike 40.00 (OTC — Goldman Sachs International)	10,574	54,985
Chevron Corp., Call, Expires 1/18/19, Strike 125.00 (OTC — UBS AG)	15,828	31,735
CIT Group, Inc., Call, Expires 1/19/18, Strike 42.00 (OTC — Goldman Sachs International)	3,982	31,557
CME Group, Inc., Call, Expires 1/19/18, Strike 115.00 (OTC — Goldman Sachs International)	3,710	46,375
ConocoPhillips, Call, Expires 1/18/19, Strike 52.50 (OTC — UBS AG)	25,986	61,067
E*TRADE Financial Corp., Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	14,256	74,488
ETFS Gold Trust, Call, Expires 12/15/17, Strike 120.00 (OTC — Citibank N.A.) (j)	15,164	51,558

	Units	Value
ETFS Gold Trust, Call, Expires 9/15/17, Strike 125.00 (OTC — Morgan Stanley & Co.) (j)	18,561	$17,169
Exxon Mobil Corp.,Call, Expires 1/18/19, Strike 95.00 (OTC — UBS AG)	10,761	14,743
Fitbug Holdings PLC, Call, Expires 1/19/18, Strike 25.00 (OTC — Goldman Sachs International)	10,574	26,223
Manulife Financial Corp., Call, Expires 1/19/18, Strike 22.00 (OTC — Goldman Sachs International)	13,253	26,980
MetLife Inc., Call, Expires 1/19/18, Strike 52.50 (OTC — Goldman Sachs International)	10,574	50,226
Occidental Petroleum Corp., Call, Expires 1/18/19, Strike 75.00 (OTC — UBS AG)	23,126	31,451
Royal Dutch Shell PLC, Call, Expires 1/18/19, Strike 60.00 (OTC — UBS AG)	28,493	38,466
Siberian Energy Group, Inc., Call, Expires 1/18/19, Strike 90.00 (OTC — UBS AG)	15,577	13,474
SPDR Gold Shares, Call, Expires 10/20/17, Strike 122.00 (OTC — JP Morgan Chase Bank N.A.) (j)	12,919	20,731
SPDR Gold Shares, Call, Expires 11/17/17, Strike 120.00 (OTC — JP Morgan Chase Bank N.A.) (j)	15,919	42,087
SPDR Gold Shares, Call, Expires 7/21/17, Strike 121.00 (OTC — Morgan Stanley & Co.) (j)	16,464	4,034
SPDR Gold Shares, Call, Expires 7/21/17, Strike 123.00 (OTC — Morgan Stanley & Co.) (j)	9,635	1,108
SPDR Gold Shares, Call, Expires 8/18/17, Strike 121.00 (OTC — Morgan Stanley & Co.) (j)	15,552	11,897
SPDR Gold Shares, Call, Expires 9/29/17, Strike 122.00 (OTC — Morgan Stanley & Co.) (j)	20,675	27,084
Suncor Energy Inc., Call, Expires 1/18/19, Strike 35.00 (OTC — UBS AG)	33,608	42,682
SunTrust Banks, Inc., Call, Expires 1/19/18, Strike 55.00 (OTC — Goldman Sachs International)	9,082	42,458
SYF Resources Bhd, Call, Expires 1/19/18, Strike 35.00 (OTC — Goldman Sachs International)	16,885	13,508
TD Ameritrade Holding Corp., Call, Expires 1/19/18, Strike 40.00 (OTC — Goldman Sachs International)	16,960	81,408
Total SA, Call, Expires 1/18/19, Strike 60.00 (OTC — UBS AG)	34,322	30,032
Travelers Com., Call, Expires 1/19/18, Strike 135.00 (OTC — Goldman Sachs International)	6,154	10,308

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

	Units	Value
USD Call BRL Put, Expires 10/27/17, Strike 3.18 (OTC — BNP Paribas SA)	1,866,000	$120,109
Wells Fargo & Co., Call, Expires 1/19/18 Strike 55.00 (OTC — Goldman Sachs International)	22,242	74,511
Wynn Resorts Ltd., Call, Expires 9/15/17, Strike 140.00	6	3,600

		1,443,716

TOTAL PURCHASED OPTIONS (Cost $2,449,746)		2,360,888

	Number of Shares
WARRANTS — 0.0%
Australia — 0.0%
TFS Corp. Ltd. AUD, Expires 7/15/18, Strike 1.28 (a)	222,000	10,932

TOTAL WARRANTS (Cost $0)		10,932

TOTAL LONG-TERM INVESTMENTS (Cost $490,808,543)		523,695,813

	Principal Amount
SHORT-TERM INVESTMENTS — 11.2%
Time Deposit — 0.0%
Brown Brothers Time Deposit 0.580% 7/03/17	$21,964	21,964

U.S. Treasury Bill — 11.2%
U.S. Treasury Bill 0.000% 7/06/17	10,000,000	9,999,370
U.S. Treasury Bill 0.000% 7/13/17	10,000,000	9,997,850
U.S. Treasury Bill 0.000% 7/20/17	33,000,000	32,987,823
U.S. Treasury Bill 0.000% 7/20/17	4,241,000	4,239,435
U.S. Treasury Bill 0.000% 8/10/17	1,000,000	999,080
U.S. Treasury Bill 0.000% 8/17/17	8,000,000	7,990,960

		66,214,518

TOTAL SHORT-TERM INVESTMENTS (Cost $66,234,068)		66,236,482

		Value
TOTAL INVESTMENTS — 99.9% (Cost $557,042,611) (l)		$589,932,295

Other Assets/(Liabilities) — 0.1%		390,624

NET ASSETS — 100.0%		$590,322,919

	Number of Shares
EQUITIES SOLD SHORT — (0.8)%
Canada — (0.3)%
Bank of Montreal	(10,076)	(739,850)
Royal Bank of Canada	(12,606)	(915,315)

		(1,655,165)

United States — (0.5)%
Caterpillar, Inc.	(8,163)	(877,196)
The Procter & Gamble Co.	(9,785)	(852,763)
Prologis, Inc.	(21,861)	(1,281,929)

		(3,011,888)

TOTAL EQUITIES SOLD SHORT (Cost $(4,218,121))		(4,667,053)

Notes to Consolidated Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
ETFS	Exchange-Traded Fund Securities
EUR	Euro
FRN	Floating Rate Note
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
STEP	Step Up Bond
TRY	New Turkish Lira
USD	U.S. Dollar
VRN	Variable Rate Note
(a)	Non-income producing security.
(b)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $19,622,293 or 3.32% of net assets.
(c)	A portion of this security is pledged as collateral for securities sold short.
(d)	These securities are held as collateral for written options. (Note 2).

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select BlackRock Global Allocation Fund – Consolidated Portfolio of Investments (Continued)

Notes to Consolidated Portfolio of Investments (Continued)

(e)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $8,539,407 or 1.45% of net assets.
(f)	Restricted security. Certain securities are restricted as to resale. At June 30, 2017, these securities amounted to a value of $2,113,431 or 0.36% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(g)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2017, these securities amounted to a value of $536,612 or 0.09% of net assets.
(h)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, these securities amounted to a value of $22,194,220 or 3.76% of net assets.
(j)	All or a portion of this security is held by a wholly owned subsidiary. See Note 1 of the Notes to Consolidated Financial Statements for details on the wholly owned subsidiary.
(k)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(l)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the consolidated portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.8%

COMMON STOCK — 97.8%
Basic Materials — 1.7%
Chemicals — 1.3%
Ashland Global Holdings, Inc.	1,600	$105,456
Celanese Corp. Series A	4,300	408,242
CF Industries Holdings, Inc.	7,200	201,312
E.I. du Pont de Nemours & Co.	26,054	2,102,818
Eastman Chemical Co.	4,400	369,556
Huntsman Corp.	7,100	183,464
LyondellBasell Industries NV Class A	14,800	1,248,972
RPM International, Inc.	3,600	196,380
Westlake Chemical Corp.	3,900	258,219

		5,074,419

Forest Products & Paper — 0.2%
International Paper Co.	12,700	718,947

Iron & Steel — 0.2%
Nucor Corp.	9,800	567,126
Reliance Steel & Aluminum Co.	1,800	131,058
Steel Dynamics, Inc.	7,500	268,575

		966,759

		6,760,125

Communications — 7.0%
Advertising — 0.2%
The Interpublic Group of Cos., Inc.	12,200	300,120
Omnicom Group, Inc.	7,200	596,880

		897,000

Internet — 0.4%
CDW Corp.	4,900	306,397
Symantec Corp.	41,858	1,182,489

		1,488,886

Media — 3.6%
CBS Corp. Class B	11,400	727,092
Comcast Corp. Class A	80,264	3,123,875
Discovery Communications, Inc. Class A (a)	4,700	121,401
News Corp. Class A	11,700	160,290
Scripps Networks Interactive, Inc. Class A	2,500	170,775
The Walt Disney Co.	48,200	5,121,250
Time Warner, Inc.	37,800	3,795,498
Twenty-First Century Fox, Inc. Class A	32,400	918,216

		14,138,397

Telecommunications — 2.8%
ARRIS International PLC (a)	900	25,218
Cisco Systems, Inc.	225,501	7,058,181

	Number of Shares	Value
Juniper Networks, Inc.	11,700	$326,196
Motorola Solutions, Inc.	5,100	442,374
Verizon Communications, Inc.	38,846	1,734,862
Vodafone Group PLC Sponsored ADR	42,865	1,231,512

		10,818,343

		27,342,626

Consumer, Cyclical — 8.7%
Airlines — 1.1%
Alaska Air Group, Inc.	3,800	341,088
American Airlines Group, Inc.	15,200	764,864
Delta Air Lines, Inc.	22,600	1,214,524
Southwest Airlines Co.	18,600	1,155,804
United Continental Holdings, Inc. (a)	8,800	662,200

		4,138,480

Apparel — 0.0%
VF Corp.	1,900	109,440

Auto Manufacturers — 0.6%
General Motors Co.	46,500	1,624,245
PACCAR, Inc.	10,800	713,232

		2,337,477

Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	6,600	279,576
Delphi Automotive PLC	8,300	727,495
The Goodyear Tire & Rubber Co.	7,800	272,688
Lear Corp.	2,100	298,368
WABCO Holdings, Inc. (a)	1,500	191,265

		1,769,392

Entertainment — 0.1%
Cinemark Holdings, Inc.	3,500	135,975
The Madison Square Garden Co. Class A (a)	600	118,140

		254,115

Home Builders — 0.2%
NVR, Inc. (a)	90	216,955
PulteGroup, Inc.	9,700	237,941
Thor Industries, Inc.	1,600	167,232
Toll Brothers, Inc.	5,100	201,501

		823,629

Home Furnishing — 0.1%
Leggett & Platt, Inc.	3,700	194,361
Whirlpool Corp.	1,900	364,078

		558,439

Housewares — 0.5%
Newell Brands, Inc.	34,066	1,826,619

Leisure Time — 1.0%
Brunswick Corp.	2,700	169,371

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Carnival Corp.	16,600	$1,088,462
Harley-Davidson, Inc.	28,267	1,526,983
Norwegian Cruise Line Holdings Ltd. (a)	7,000	380,030
Royal Caribbean Cruises Ltd.	6,700	731,841

		3,896,687

Lodging — 0.1%
Hyatt Hotels Corp. Class A (a)	1,100	61,831
Wyndham Worldwide Corp.	3,200	321,312

		383,143

Retail — 4.4%
Advance Auto Parts, Inc.	12,958	1,510,773
Best Buy Co., Inc.	8,800	504,504
CarMax, Inc. (a)	5,800	365,748
CVS Health Corp.	16,731	1,346,176
Dollar General Corp.	12,897	929,745
Liberty Interactive Corp. QVC Group Class A (a)	65,007	1,595,272
Lowe’s Cos., Inc.	4,100	317,873
PVH Corp.	2,400	274,800
Wal-Mart Stores, Inc.	93,500	7,076,080
Walgreens Boots Alliance, Inc.	33,300	2,607,723
Williams-Sonoma, Inc.	2,600	126,100
Yum! Brands, Inc.	9,300	685,968

		17,340,762

Textiles — 0.1%
Mohawk Industries, Inc. (a)	2,300	555,887

		33,994,070

Consumer, Non-cyclical — 17.5%
Agriculture — 0.8%
Archer-Daniels-Midland Co.	17,600	728,288
Bunge Ltd.	4,100	305,860
Philip Morris International, Inc.	19,273	2,263,614

		3,297,762

Beverages — 0.5%
PepsiCo, Inc.	17,316	1,999,825

Biotechnology — 1.5%
Amgen, Inc.	21,600	3,720,168
Biogen, Inc. (a)	6,600	1,790,976
United Therapeutics Corp. (a)	1,300	168,649

		5,679,793

Commercial Services — 0.4%
AMERCO	600	219,636
H&R Block, Inc.	6,400	197,824
ManpowerGroup, Inc.	2,100	234,465
Quanta Services, Inc. (a)	4,700	154,724
Robert Half International, Inc.	3,900	186,927
United Rentals, Inc. (a)	2,600	293,046
The Western Union Co.	14,000	266,700

		1,553,322

	Number of Shares	Value
Foods — 0.6%
Mondelez International, Inc. Class A	48,622	$2,099,984
Pilgrim’s Pride Corp. (a)	7,700	168,784

		2,268,768

Health Care – Products — 1.3%
Abbott Laboratories	48,169	2,341,495
Medtronic PLC	32,498	2,884,198

		5,225,693

Health Care – Services — 3.6%
Aetna, Inc.	20,171	3,062,563
Anthem, Inc.	7,700	1,448,601
Cigna Corp.	7,900	1,322,381
DaVita, Inc. (a)	6,000	388,560
HCA Healthcare, Inc. (a)	11,400	994,080
Humana, Inc.	6,359	1,530,102
Laboratory Corp. of America Holdings (a)	14,942	2,303,160
Quest Diagnostics, Inc.	4,000	444,640
UnitedHealth Group, Inc.	14,086	2,611,826

		14,105,913

Household Products & Wares — 0.1%
Avery Dennison Corp.	2,600	229,762

Pharmaceuticals — 8.7%
AbbVie, Inc.	49,100	3,560,241
Allergan PLC	8,067	1,961,007
Bristol-Myers Squibb Co.	8,000	445,760
Cardinal Health, Inc.	1,500	116,880
Eli Lilly & Co.	15,889	1,307,664
Herbalife Ltd. (a)	2,800	199,724
Johnson & Johnson	83,000	10,980,070
Merck & Co., Inc.	111,355	7,136,742
Pfizer, Inc.	251,381	8,443,888

		34,151,976

		68,512,814

Energy — 6.0%
Oil & Gas — 5.0%
Anadarko Petroleum Corp.	36,531	1,656,315
Chevron Corp.	82,794	8,637,898
ConocoPhillips	38,100	1,674,876
Energen Corp. (a)	3,000	148,110
Hess Corp.	22,487	986,505
HollyFrontier Corp.	5,300	145,591
Marathon Petroleum Corp.	52,711	2,758,366
Phillips 66	16,000	1,323,040
Royal Dutch Shell PLC A Shares Sponsored ADR	24,930	1,326,027
Valero Energy Corp.	13,800	930,948

		19,587,676

Oil & Gas Services — 1.0%
Baker Hughes, Inc.	42,688	2,326,923

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Halliburton Co.	37,793	$1,614,139

		3,941,062

		23,528,738

Financial — 31.0%
Banks — 18.5%
Bank of America Corp.	444,865	10,792,425
The Bank of New York Mellon Corp.	32,000	1,632,640
BOK Financial Corp.	2,000	168,260
Capital One Financial Corp.	14,800	1,222,776
Citigroup, Inc.	132,462	8,859,059
Citizens Financial Group, Inc.	15,600	556,608
Comerica, Inc.	4,700	344,228
Commerce Bancshares, Inc.	3,005	170,774
Cullen/Frost Bankers, Inc.	1,600	150,256
East West Bancorp, Inc.	4,200	246,036
Fifth Third Bancorp	82,746	2,148,086
JP Morgan Chase & Co.	157,791	14,422,097
M&T Bank Corp.	4,700	761,165
Morgan Stanley	57,000	2,539,920
Northern Trust Corp.	6,200	602,702
PacWest Bancorp	3,700	172,790
The PNC Financial Services Group, Inc.	39,157	4,889,535
Prosperity Bancshares, Inc.	2,100	134,904
Regions Financial Corp.	37,000	541,680
State Street Corp.	31,776	2,851,260
SunTrust Banks, Inc.	14,900	845,128
Synovus Financial Corp.	3,700	163,688
The The Goldman Sachs Group, Inc.	12,200	2,707,180
US Bancorp	52,100	2,705,032
Wells Fargo & Co.	221,907	12,295,867
Zions Bancorp	6,300	276,633

		72,200,729

Diversified Financial Services — 5.0%
Alliance Data Systems Corp.	8,195	2,103,575
Ally Financial, Inc.	14,300	298,870
American Express Co.	45,842	3,861,730
Ameriprise Financial, Inc.	19,797	2,519,960
BlackRock, Inc.	5,100	2,154,291
CIT Group, Inc.	1,000	48,700
Credit Acceptance Corp. (a)	200	51,428
Discover Financial Services	38,330	2,383,743
E*TRADE Financial Corp. (a)	8,500	323,255
Eaton Vance Corp.	3,100	146,692
FNF Group	52,576	2,356,982
Franklin Resources, Inc.	17,400	779,346
Invesco Ltd.	12,500	439,875
Lazard Ltd. Class A	600	27,798
Nasdaq, Inc.	4,400	314,556
Navient Corp.	8,800	146,520
Raymond James Financial, Inc.	4,000	320,880

	Number of Shares	Value
Santander Consumer USA Holdings, Inc. (a)	10,600	$135,256
Synchrony Financial	24,925	743,263
T. Rowe Price Group, Inc.	7,400	549,154

		19,705,874

Insurance — 6.4%
Aflac, Inc.	12,300	955,464
Alleghany Corp. (a)	500	297,400
The Allstate Corp.	12,100	1,070,124
American Financial Group, Inc.	5,400	536,598
American International Group, Inc.	76,599	4,788,970
Arch Capital Group Ltd. (a)	3,400	317,186
Assurant, Inc.	1,900	197,011
Assured Guaranty Ltd.	3,800	158,612
Axis Capital Holdings Ltd.	2,600	168,116
Chubb Ltd.	2,300	334,374
Cincinnati Financial Corp.	4,400	318,780
Everest Re Group Ltd.	1,300	330,967
The Hartford Financial Services Group, Inc.	11,400	599,298
Lincoln National Corp.	6,500	439,270
Loews Corp.	10,400	486,824
Markel Corp. (a)	400	390,344
MetLife, Inc.	79,602	4,373,334
Old Republic International Corp.	8,100	158,193
Principal Financial Group, Inc.	8,900	570,223
Prudential Financial, Inc.	13,200	1,427,448
Reinsurance Group of America, Inc.	2,000	256,780
RenaissanceRe Holdings Ltd.	1,200	166,860
Torchmark Corp.	9,100	696,150
The Travelers Cos., Inc.	35,914	4,544,198
Unum Group	7,100	331,073
Validus Holdings Ltd.	2,200	114,334
Voya Financial, Inc.	5,800	213,962
W.R. Berkley Corp.	3,700	255,929
XL Group Ltd.	8,100	354,780

		24,852,602

Real Estate — 0.4%
CBRE Group, Inc. Class A (a)	39,603	1,441,549
Jones Lang LaSalle, Inc.	1,400	175,000

		1,616,549

Real Estate Investment Trusts (REITS) — 0.7%
Outfront Media, Inc.	33,537	775,376
Weyerhaeuser Co.	54,234	1,816,839

		2,592,215

Savings & Loans — 0.0%
Investors Bancorp, Inc.	9,100	121,576

		121,089,545

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 11.4%
Aerospace & Defense — 4.3%
The Boeing Co.	18,600	$3,678,150
General Dynamics Corp.	9,800	1,941,380
Harris Corp.	24,043	2,622,610
L3 Technologies, Inc.	2,300	384,284
Northrop Grumman Corp.	8,421	2,161,755
Spirit AeroSystems Holdings, Inc. Class A	3,700	214,378
United Technologies Corp.	48,795	5,958,358

		16,960,915

Building Materials — 1.0%
Johnson Controls International PLC	53,920	2,337,971
Owens Corning	3,400	227,528
USG Corp. (a)	4,200	121,884
Vulcan Materials Co.	11,297	1,431,104

		4,118,487

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	17,500	1,043,350
Hubbell, Inc.	1,300	147,121

		1,190,471

Electronics — 1.9%
Arrow Electronics, Inc. (a)	2,700	211,734
Avnet, Inc.	5,500	213,840
Corning, Inc.	37,800	1,135,890
Garmin Ltd.	5,800	295,974
Gentex Corp.	8,900	168,833
Honeywell International, Inc.	40,655	5,418,905
Jabil, Inc.	5,200	151,788
SYNNEX Corp.	200	23,992

		7,620,956

Engineering & Construction — 0.1%
Jacobs Engineering Group, Inc.	3,700	201,243

Hand & Machine Tools — 0.2%
Snap-on, Inc.	1,800	284,400
Stanley Black & Decker, Inc.	4,200	591,066

		875,466

Machinery – Diversified — 0.3%
AGCO Corp.	2,400	161,736
Cummins, Inc.	5,200	843,544

		1,005,280

Miscellaneous – Manufacturing — 1.6%
Carlisle Cos., Inc.	1,700	162,180
Eaton Corp. PLC	33,546	2,610,885
Hexcel Corp.	2,800	147,812
Ingersoll-Rand PLC	7,100	648,869
Pentair PLC	32,531	2,164,613
Textron, Inc.	8,300	390,930

		6,125,289

	Number of Shares	Value
Packaging & Containers — 0.7%
Crown Holdings, Inc. (a)	4,200	$250,572
Graphic Packaging Holding Co.	8,900	122,642
Sealed Air Corp.	46,867	2,097,767
Sonoco Products Co.	3,000	154,260

		2,625,241

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	1,400	260,624

Transportation — 0.9%
FedEx Corp.	1,300	282,529
Norfolk Southern Corp.	16,668	2,028,495
United Parcel Service, Inc. Class B	9,400	1,039,546

		3,350,570

		44,334,542

Technology — 11.3%
Computers — 5.7%
Apple, Inc.	101,851	14,668,581
Cognizant Technology Solutions Corp. Class A	18,200	1,208,480
CSRA, Inc.	800	25,400
Diebold Nixdorf, Inc.	38,963	1,090,964
HP, Inc.	52,100	910,708
International Business Machines Corp.	27,700	4,261,091
NCR Corp. (a)	3,700	151,108
NetApp, Inc.	1,300	52,065

		22,368,397

Office & Business Equipment — 0.1%
Xerox Corp.	7,850	225,531

Semiconductors — 2.4%
Applied Materials, Inc.	30,100	1,243,431
Intel Corp.	145,600	4,912,544
KLA-Tencor Corp.	4,300	393,493
Marvell Technology Group Ltd.	15,500	256,060
Qorvo, Inc. (a)	3,900	246,948
QUALCOMM, Inc.	31,792	1,755,554
Skyworks Solutions, Inc.	5,400	518,130

		9,326,160

Software — 3.1%
CA, Inc.	11,500	396,405
Microsoft Corp.	36,344	2,505,192
Oracle Corp.	186,400	9,346,096

		12,247,693

		44,167,781

Utilities — 3.2%
Electric — 3.2%
Ameren Corp.	7,500	410,025
American Electric Power Co., Inc.	15,200	1,055,944
DTE Energy Co.	5,600	592,424

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Diversified Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Duke Energy Corp.	17,800	$1,487,902
Edison International	10,000	781,900
Entergy Corp.	5,600	429,912
Eversource Energy	9,800	594,958
Exelon Corp.	28,500	1,027,995
NextEra Energy, Inc.	15,901	2,228,207
OGE Energy Corp.	6,200	215,698
PG&E Corp.	30,626	2,032,648
Pinnacle West Capital Corp.	3,400	289,544
Public Service Enterprise Group, Inc.	15,600	670,956
Xcel Energy, Inc.	14,100	646,908

		12,465,021

Gas — 0.0%
National Fuel Gas Co.	2,600	145,184

		12,610,205

TOTAL COMMON STOCK (Cost $303,775,247)		382,340,446

TOTAL EQUITIES (Cost $303,775,247)		382,340,446

MUTUAL FUNDS — 1.0%
Diversified Financial Services — 1.0%
iShares Russell 1000 Value Index Fund	32,400	3,772,332

TOTAL MUTUAL FUNDS (Cost $3,761,598)		3,772,332

TOTAL LONG-TERM INVESTMENTS (Cost $307,536,845)		386,112,778

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$4,704,352	4,704,352

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	3,817	3,817

TOTAL SHORT-TERM INVESTMENTS (Cost $4,708,169)		4,708,169

Value
TOTAL INVESTMENTS — 100.0% (Cost $312,245,014) (c)	$390,820,947

Other Assets/(Liabilities) — (0.0)%	(83,577)

NET ASSETS — 100.0%	$390,737,370

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $4,704,372. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 2.125%, maturity dates ranging from 6/30/19 – 9/30/21, and an aggregate market value, including accrued interest, of $4,801,991.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.2%

COMMON STOCK — 99.2%
Basic Materials — 2.6%
Chemicals — 1.4%
The Dow Chemical Co.	269,350	$16,987,905

Forest Products & Paper — 1.2%
International Paper Co.	272,320	15,416,035

		32,403,940

Communications — 9.5%
Internet — 1.0%
eBay, Inc. (a)	359,920	12,568,406

Media — 3.7%
CBS Corp. Class B	185,810	11,850,962
Comcast Corp. Class A	350,860	13,655,471
Thomson Reuters Corp.	257,570	11,922,915
Viacom, Inc. Class B	274,810	9,225,372

		46,654,720

Telecommunications — 4.8%
Cisco Systems, Inc.	1,113,720	34,859,436
Nokia OYJ Sponsored ADR	1,770,430	10,905,849
Verizon Communications, Inc.	312,180	13,941,959

		59,707,244

		118,930,370

Consumer, Cyclical — 7.0%
Home Builders — 1.1%
PulteGroup, Inc.	569,310	13,965,174

Leisure Time — 1.0%
Norwegian Cruise Line Holdings Ltd. (a)	246,970	13,408,001

Lodging — 1.2%
Hilton Worldwide Holdings, Inc.	239,606	14,819,631

Retail — 3.7%
The Home Depot, Inc.	76,220	11,692,148
L Brands, Inc.	154,040	8,301,216
Liberty Interactive Corp. QVC Group Class A (a)	590,620	14,493,815
Lowe’s Cos., Inc.	81,460	6,315,594
Signet Jewelers Ltd.	86,210	5,451,920

		46,254,693

		88,447,499

Consumer, Non-cyclical — 17.9%
Agriculture — 3.1%
British American Tobacco PLC	248,610	16,925,900
Philip Morris International, Inc.	188,760	22,169,862

		39,095,762

Biotechnology — 1.0%
Amgen, Inc.	70,770	12,188,717

	Number of Shares	Value
Commercial Services — 0.7%
Nielsen Holdings PLC	228,230	$8,823,372

Cosmetics & Personal Care — 0.8%
Unilever NV NY Shares	181,540	10,033,716

Foods — 1.8%
The Kraft Heinz Co.	113,856	9,750,628
Mondelez International, Inc. Class A	283,530	12,245,660

		21,996,288

Health Care – Products — 1.6%
Medtronic PLC	233,097	20,687,359

Health Care – Services — 1.6%
UnitedHealth Group, Inc.	105,490	19,559,956

Pharmaceuticals — 7.3%
Allergan PLC	62,200	15,120,198
AstraZeneca PLC Sponsored ADR	400,870	13,665,658
Bristol-Myers Squibb Co.	292,280	16,285,842
Merck & Co., Inc.	471,970	30,248,557
Roche Holding AG	65,757	16,790,134

		92,110,389

		224,495,559

Energy — 9.5%
Oil & Gas — 8.3%
Anadarko Petroleum Corp.	111,040	5,034,553
Canadian Natural Resources Ltd.	275,620	7,948,881
Chevron Corp.	255,590	26,665,705
EOG Resources, Inc.	185,140	16,758,873
Exxon Mobil Corp.	201,140	16,238,032
Marathon Oil Corp.	874,281	10,360,230
Occidental Petroleum Corp.	110,760	6,631,201
Pioneer Natural Resources Co.	72,280	11,534,442
Southwestern Energy Co. (a)	508,910	3,094,173

		104,266,090

Oil & Gas Services — 1.2%
Halliburton Co.	343,100	14,653,801

		118,919,891

Financial — 29.3%
Banks — 17.7%
Bank of America Corp.	876,830	21,271,896
Citigroup, Inc.	499,330	33,395,190
JP Morgan Chase & Co.	640,326	58,525,797
M&T Bank Corp.	106,660	17,273,587
The PNC Financial Services Group, Inc.	259,590	32,415,003
The The Goldman Sachs Group, Inc.	66,380	14,729,722
Wells Fargo & Co.	813,530	45,077,697

		222,688,892

Diversified Financial Services — 3.8%
BlackRock, Inc.	42,900	18,121,389

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Invesco Ltd.	460,700	$16,212,033
Nasdaq, Inc.	183,400	13,111,266

		47,444,688

Insurance — 6.8%
American International Group, Inc.	197,120	12,323,942
Chubb Ltd.	152,820	22,216,972
Marsh & McLennan Cos., Inc.	210,390	16,402,005
MetLife, Inc.	280,880	15,431,547
Principal Financial Group, Inc.	170,038	10,894,335
Unum Group	179,040	8,348,635

		85,617,436

Real Estate Investment Trusts (REITS) — 1.0%
Park Hotels & Resorts, Inc.	476,494	12,846,278

		368,597,294

Industrial — 11.7%
Aerospace & Defense — 2.0%
Triumph Group, Inc.	183,440	5,796,704
United Technologies Corp.	158,000	19,293,380

		25,090,084

Building Materials — 1.1%
Fortune Brands Home & Security, Inc.	210,740	13,748,678

Machinery – Construction & Mining — 1.0%
Caterpillar, Inc.	110,430	11,866,808

Miscellaneous – Manufacturing — 5.8%
3M Co.	76,340	15,893,225
Eaton Corp. PLC	270,090	21,021,105
General Electric Co.	590,160	15,940,221
Ingersoll-Rand PLC	219,960	20,102,144

		72,956,695

Transportation — 1.8%
Schneider National, Inc. Class B	320,200	7,162,874
Union Pacific Corp.	144,930	15,784,326

		22,947,200

		146,609,465

Technology — 8.2%
Computers — 2.1%
Apple, Inc.	70,250	10,117,405
Cognizant Technology Solutions Corp. Class A	236,500	15,703,600

		25,821,005

Semiconductors — 5.0%
Analog Devices, Inc.	97,950	7,620,510
Intel Corp.	691,060	23,316,365
Maxim Integrated Products, Inc.	357,810	16,065,669
QUALCOMM, Inc.	296,870	16,393,161

		63,395,705

	Number of Shares	Value
Software — 1.1%
Microsoft Corp.	206,840	$14,257,481

		103,474,191

Utilities — 3.5%
Electric — 3.5%
Dominion Energy, Inc.	102,080	7,822,391
Edison International	153,600	12,009,984
Eversource Energy	256,690	15,583,650
NextEra Energy, Inc.	60,470	8,473,661

		43,889,686

TOTAL COMMON STOCK (Cost $931,859,611)		1,245,767,895

TOTAL EQUITIES (Cost $931,859,611)		1,245,767,895

TOTAL LONG-TERM INVESTMENTS (Cost $931,859,611)		1,245,767,895

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$16,462,010	16,462,010

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	87,984	87,984

TOTAL SHORT-TERM INVESTMENTS (Cost $16,549,994)		16,549,994

TOTAL INVESTMENTS — 100.5% (Cost $948,409,605) (c)		1,262,317,889

Other Assets/(Liabilities) — (0.5)%		(5,675,720)

NET ASSETS — 100.0%		$1,256,642,169

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $16,462,079. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $16,792,212.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.4%

COMMON STOCK — 97.4%
Basic Materials — 3.3%
Chemicals — 3.1%
BASF SE Sponsored ADR	7,481	$697,903
Celanese Corp. Series A	14,600	1,386,124
The Dow Chemical Co.	12,000	756,840
E.I. du Pont de Nemours & Co.	32,300	2,606,933

		5,447,800

Iron & Steel — 0.2%
Carpenter Technology Corp.	7,221	270,282

		5,718,082

Communications — 4.8%
Media — 0.6%
Time Warner, Inc.	11,200	1,124,592

Telecommunications — 4.2%
ARRIS International PLC (a)	13,300	372,666
AT&T, Inc.	48,808	1,841,526
Cisco Systems, Inc.	74,600	2,334,980
Verizon Communications, Inc.	53,069	2,370,061
Vodafone Group PLC Sponsored ADR	13,672	392,797

		7,312,030

		8,436,622

Consumer, Cyclical — 6.9%
Airlines — 0.6%
Southwest Airlines Co.	18,449	1,146,421

Auto Parts & Equipment — 0.7%
Adient PLC	18,058	1,180,632

Home Builders — 0.4%
Lennar Corp. Class B	16,872	758,734

Home Furnishing — 0.9%
Whirlpool Corp.	8,000	1,532,960

Housewares — 0.5%
Tupperware Brands Corp.	13,071	917,976

Retail — 3.8%
The Home Depot, Inc.	6,200	951,080
Target Corp.	21,859	1,143,007
Wal-Mart Stores, Inc.	59,660	4,515,069

		6,609,156

		12,145,879

Consumer, Non-cyclical — 21.7%
Agriculture — 5.1%
Altria Group, Inc.	40,259	2,998,088
Philip Morris International, Inc.	50,460	5,926,527

		8,924,615

	Number of Shares	Value
Foods — 2.0%
Conagra Brands, Inc.	22,700	$811,752
Lamb Weston Holdings, Inc.	8,633	380,197
Tyson Foods, Inc. Class A	36,900	2,311,047

		3,502,996

Health Care – Products — 1.7%
Medtronic PLC	34,416	3,054,420

Pharmaceuticals — 12.9%
Allergan PLC	1,800	437,562
Eli Lilly & Co.	28,064	2,309,667
Herbalife Ltd. (a) (b)	30,303	2,161,513
Johnson & Johnson	32,574	4,309,215
Merck & Co., Inc.	79,300	5,082,337
Pfizer, Inc.	172,166	5,783,056
Sanofi ADR	36,500	1,748,715
VCA, Inc. (a)	8,200	756,942

		22,589,007

		38,071,038

Energy — 8.7%
Oil & Gas — 8.7%
BP PLC Sponsored ADR	125,222	4,338,942
Chesapeake Energy Corp. (a) (b)	31,600	157,052
ConocoPhillips	64,918	2,853,795
Ensco PLC Class A	109,900	567,084
Occidental Petroleum Corp.	34,823	2,084,853
PBF Energy, Inc. Class A (b)	36,600	814,716
Phillips 66	37,079	3,066,063
Royal Dutch Shell PLC A Shares Sponsored ADR	27,600	1,468,044

		15,350,549

Financial — 25.1%
Banks — 16.2%
Bank of America Corp.	291,696	7,076,545
Citigroup, Inc.	77,226	5,164,875
JP Morgan Chase & Co.	76,058	6,951,701
KeyCorp	90,900	1,703,466
State Street Corp.	19,093	1,713,215
SunTrust Banks, Inc.	22,472	1,274,612
Wells Fargo & Co.	82,740	4,584,623

		28,469,037

Diversified Financial Services — 2.6%
Ally Financial, Inc.	27,906	583,235
American Express Co.	40,699	3,428,484
Mastercard, Inc. Class A	4,900	595,105

		4,606,824

Insurance — 5.7%
American International Group, Inc.	11,700	731,484
CNO Financial Group, Inc.	127,277	2,657,544

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Loews Corp.	82,718	$3,872,029
Voya Financial, Inc.	14,147	521,883
XL Group Ltd.	48,800	2,137,440

		9,920,380

Real Estate Investment Trusts (REITS) — 0.6%
HCP, Inc.	31,100	993,956

		43,990,197

Industrial — 14.5%
Aerospace & Defense — 4.7%
Arconic, Inc.	66,767	1,512,273
Northrop Grumman Corp.	10,800	2,772,468
Raytheon Co.	6,881	1,111,144
United Technologies Corp.	24,100	2,942,851

		8,338,736

Building Materials — 1.4%
Johnson Controls International PLC	57,385	2,488,214

Electronics — 0.2%
TE Connectivity Ltd.	4,500	354,060

Engineering & Construction — 3.4%
Fluor Corp.	6,500	297,570
KBR, Inc. (b)	370,600	5,640,532

		5,938,102

Hand & Machine Tools — 1.5%
Stanley Black & Decker, Inc.	18,099	2,547,072

Machinery – Diversified — 0.2%
Flowserve Corp.	7,500	348,225

Transportation — 3.1%
Euronav NV (b)	141,515	1,117,969
FedEx Corp.	7,600	1,651,708
Golar LNG Partners LP (c)	57,875	1,161,551
Norfolk Southern Corp.	12,785	1,555,934

		5,487,162

		25,501,571

Technology — 8.6%
Computers — 2.1%
DXC Technology Co.	3,135	240,517
Hewlett Packard Enterprise Co.	40,100	665,259
HP, Inc.	21,200	370,576
International Business Machines Corp.	15,500	2,384,365

		3,660,717

Semiconductors — 0.9%
QUALCOMM, Inc.	30,900	1,706,298

Software — 5.6%
CA, Inc.	94,100	3,243,627
First Data Corp. Class A (a)	20,300	369,460
Microsoft Corp.	41,200	2,839,916

	Number of Shares	Value
Oracle Corp.	67,200	$3,369,408

		9,822,411

		15,189,426

Utilities — 3.8%
Electric — 3.8%
American Electric Power Co., Inc.	5,500	382,085
Entergy Corp.	50,473	3,874,812
Exelon Corp.	56,600	2,041,562
NextEra Energy, Inc.	2,800	392,364

		6,690,823

TOTAL COMMON STOCK (Cost $148,624,218)		171,094,187

TOTAL EQUITIES (Cost $148,624,218)		171,094,187

MUTUAL FUNDS — 3.9%
Diversified Financial Services — 3.9%
State Street Navigator Securities Lending Prime Portfolio (d)	6,751,949	6,751,949

TOTAL MUTUAL FUNDS (Cost $6,751,949)		6,751,949

TOTAL LONG-TERM INVESTMENTS (Cost $155,376,167)		177,846,136

	Principal Amount
SHORT-TERM INVESTMENTS — 3.1%
Repurchase Agreement — 3.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$5,410,944	5,410,944

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	74,439	74,439

TOTAL SHORT-TERM INVESTMENTS (Cost $5,485,383)		5,485,383

TOTAL INVESTMENTS — 104.4% (Cost $160,861,550) (f)		183,331,519

Other Assets/(Liabilities) — (4.4)%		(7,738,319)

NET ASSETS — 100.0%		$175,593,200

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Large Cap Value Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $6,544,890 or 3.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $5,410,967. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $5,521,403.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 2.3%
Chemicals — 1.9%
Air Products & Chemicals, Inc.	35,316	$5,052,307
Albemarle Corp.	18,292	1,930,538
CF Industries Holdings, Inc.	39,012	1,090,775
The Dow Chemical Co.	183,112	11,548,874
E.I. du Pont de Nemours & Co.	141,293	11,403,758
Eastman Chemical Co.	23,740	1,993,922
FMC Corp.	21,493	1,570,064
International Flavors & Fragrances, Inc.	12,757	1,722,195
LyondellBasell Industries NV Class A	53,603	4,523,557
Monsanto Co.	71,414	8,452,561
The Mosaic Co.	58,660	1,339,208
PPG Industries, Inc.	41,756	4,591,490
Praxair, Inc.	46,599	6,176,697
The Sherwin-Williams Co.	13,223	4,640,744

		66,036,690

Forest Products & Paper — 0.1%
International Paper Co.	67,323	3,811,155

Iron & Steel — 0.1%
Nucor Corp.	51,968	3,007,388

Mining — 0.2%
Freeport-McMoRan, Inc. (a)	216,905	2,605,029
Newmont Mining Corp.	86,953	2,816,408

		5,421,437

		78,276,670

Communications — 13.4%
Advertising — 0.1%
The Interpublic Group of Cos., Inc.	62,980	1,549,308
Omnicom Group, Inc.	37,700	3,125,330

		4,674,638

Internet — 7.4%
Alphabet, Inc. Class A (a)	48,512	45,100,636
Alphabet, Inc. Class C (a)	48,644	44,204,262
Amazon.com, Inc. (a)	64,575	62,508,600
eBay, Inc. (a)	164,062	5,729,045
Expedia, Inc.	19,838	2,954,870
F5 Networks, Inc. (a)	10,320	1,311,259
Facebook, Inc. Class A (a)	384,988	58,125,488
Netflix, Inc. (a)	70,177	10,485,146
The Priceline Group, Inc. (a)	8,001	14,966,031
Symantec Corp.	99,100	2,799,575
TripAdvisor, Inc. (a)	18,678	713,500
VeriSign, Inc. (a)	14,164	1,316,685

		250,215,097

	Number of Shares	Value
Media — 2.9%
CBS Corp. Class B	60,074	$3,831,520
Charter Communications, Inc. Class A (a)	35,188	11,853,078
Comcast Corp. Class A	770,900	30,003,428
Discovery Communications, Inc. Class A (a)	25,576	660,628
Discovery Communications, Inc. Class C (a)	33,472	843,829
DISH Network Corp. Class A (a)	36,842	2,312,204
News Corp. Class A	61,813	846,838
News Corp. Class B	21,500	304,225
Scripps Networks Interactive, Inc. Class A	15,986	1,092,004
The Walt Disney Co.	236,931	25,173,919
Time Warner, Inc.	126,347	12,686,502
Twenty-First Century Fox, Inc. Class A	170,783	4,839,990
Twenty-First Century Fox, Inc. Class B	79,086	2,204,127
Viacom, Inc. Class B	58,142	1,951,827

		98,604,119

Telecommunications — 3.0%
AT&T, Inc.	1,001,495	37,786,406
CenturyLink, Inc.	88,441	2,111,971
Cisco Systems, Inc.	814,655	25,498,702
Juniper Networks, Inc.	61,501	1,714,648
Level 3 Communications, Inc. (a)	47,778	2,833,235
Motorola Solutions, Inc.	26,807	2,325,239
Verizon Communications, Inc.	664,536	29,678,178

		101,948,379

		455,442,233

Consumer, Cyclical — 8.9%
Airlines — 0.6%
Alaska Air Group, Inc.	19,944	1,790,173
American Airlines Group, Inc.	80,073	4,029,273
Delta Air Lines, Inc.	120,009	6,449,284
Southwest Airlines Co.	98,549	6,123,835
United Continental Holdings, Inc. (a)	46,144	3,472,336

		21,864,901

Apparel — 0.6%
Hanesbrands, Inc.	60,039	1,390,503
Michael Kors Holdings Ltd. (a)	25,032	907,410
NIKE, Inc. Class B	215,829	12,733,911
Ralph Lauren Corp.	9,464	698,443
Under Armour, Inc. Class A (a)	31,353	682,242
Under Armour, Inc. Class C (a)	31,331	631,633
VF Corp.	51,612	2,972,851

		20,016,993

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Auto Manufacturers — 0.6%
Ford Motor Co.	637,746	$7,136,378
General Motors Co.	223,849	7,819,045
PACCAR, Inc.	57,672	3,808,659

		18,764,082

Auto Parts & Equipment — 0.2%
BorgWarner, Inc.	31,733	1,344,210
Delphi Automotive PLC	43,540	3,816,281
The Goodyear Tire & Rubber Co.	42,077	1,471,012

		6,631,503

Distribution & Wholesale — 0.2%
Fastenal Co.	46,976	2,044,865
LKQ Corp. (a)	49,480	1,630,366
W.W. Grainger, Inc.	8,697	1,570,070

		5,245,301

Home Builders — 0.1%
D.R. Horton, Inc.	54,942	1,899,345
Lennar Corp. Class A	32,786	1,748,150
PulteGroup, Inc.	45,129	1,107,014

		4,754,509

Home Furnishing — 0.1%
Leggett & Platt, Inc.	21,045	1,105,494
Whirlpool Corp.	12,041	2,307,296

		3,412,790

Housewares — 0.1%
Newell Brands, Inc.	78,200	4,193,084

Leisure Time — 0.3%
Carnival Corp.	67,837	4,448,072
Harley-Davidson, Inc.	28,257	1,526,443
Royal Caribbean Cruises Ltd.	27,431	2,996,288

		8,970,803

Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	33,900	2,096,715
Marriott International, Inc. Class A	50,507	5,066,357
Wyndham Worldwide Corp.	16,834	1,690,302
Wynn Resorts Ltd.	12,784	1,714,590

		10,567,964

Retail — 5.6%
Advance Auto Parts, Inc.	11,809	1,376,811
AutoNation, Inc. (a)	10,518	443,439
AutoZone, Inc. (a)	4,623	2,637,237
Bed Bath & Beyond, Inc.	24,406	741,942
Best Buy Co., Inc.	42,864	2,457,393
CarMax, Inc. (a)	30,206	1,904,790
Chipotle Mexican Grill, Inc. (a)	4,590	1,909,899
Coach, Inc.	45,495	2,153,733
Costco Wholesale Corp.	71,454	11,427,638
CVS Health Corp.	166,006	13,356,843
Darden Restaurants, Inc.	20,021	1,810,699

	Number of Shares	Value
Dollar General Corp.	40,641	$2,929,810
Dollar Tree, Inc. (a)	38,787	2,711,987
Foot Locker, Inc.	20,810	1,025,517
The Gap, Inc.	36,708	807,209
Genuine Parts Co.	24,138	2,239,041
The Home Depot, Inc.	194,732	29,871,889
Kohl’s Corp.	27,765	1,073,673
L Brands, Inc.	38,925	2,097,668
Lowe’s Cos., Inc.	139,805	10,839,082
Macy’s, Inc.	50,931	1,183,637
McDonald’s Corp.	132,802	20,339,954
Nordstrom, Inc.	17,569	840,325
O’Reilly Automotive, Inc. (a)	14,762	3,229,040
PVH Corp.	12,703	1,454,494
Ross Stores, Inc.	63,693	3,676,997
Signet Jewelers Ltd.	11,687	739,086
Staples, Inc.	108,196	1,089,534
Starbucks Corp.	235,956	13,758,594
Target Corp.	89,937	4,702,806
Tiffany & Co.	17,280	1,622,074
The TJX Cos., Inc.	104,884	7,569,478
Tractor Supply Co.	20,673	1,120,683
Ulta Salon Cosmetics & Fragrance, Inc. (a)	9,554	2,745,246
Wal-Mart Stores, Inc.	240,593	18,208,078
Walgreens Boots Alliance, Inc.	139,159	10,897,541
Yum! Brands, Inc.	54,391	4,011,880

		191,005,747

Textiles — 0.1%
Mohawk Industries, Inc. (a)	10,300	2,489,407

Toys, Games & Hobbies — 0.1%
Hasbro, Inc.	18,174	2,026,583
Mattel, Inc.	57,356	1,234,875

		3,261,458

		301,178,542

Consumer, Non-cyclical — 23.1%
Agriculture — 1.9%
Altria Group, Inc.	314,618	23,429,602
Archer-Daniels-Midland Co.	92,271	3,818,174
Philip Morris International, Inc.	253,007	29,715,672
Reynolds American, Inc.	134,862	8,771,425

		65,734,873

Beverages — 2.1%
Brown-Forman Corp. Class B	28,166	1,368,867
The Coca-Cola Co.	626,349	28,091,753
Constellation Brands, Inc. Class A	27,966	5,417,853
Dr. Pepper Snapple Group, Inc.	29,973	2,730,840
Molson Coors Brewing Co. Class B	30,232	2,610,231
Monster Beverage Corp. (a)	65,941	3,275,949
PepsiCo, Inc.	232,692	26,873,599

		70,369,092

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Biotechnology — 2.5%
Alexion Pharmaceuticals, Inc. (a)	36,479	$4,438,400
Amgen, Inc.	119,893	20,649,171
Biogen, Inc. (a)	34,772	9,435,730
Celgene Corp. (a)	127,243	16,525,049
Gilead Sciences, Inc.	212,913	15,069,982
Illumina, Inc. (a)	23,677	4,108,433
Incyte Corp. (a)	27,732	3,491,736
Regeneron Pharmaceuticals, Inc. (a)	12,430	6,104,870
Vertex Pharmaceuticals, Inc. (a)	40,444	5,212,018

		85,035,389

Commercial Services — 1.6%
Automatic Data Processing, Inc.	72,864	7,465,646
Cintas Corp.	13,898	1,751,704
Ecolab, Inc.	42,519	5,644,397
Equifax, Inc.	19,615	2,695,493
Gartner, Inc. (a)	14,586	1,801,517
Global Payments, Inc.	24,801	2,240,026
H&R Block, Inc.	34,683	1,072,052
IHS Markit Ltd. (a)	52,355	2,305,714
Moody’s Corp.	27,042	3,290,471
Nielsen Holdings PLC	54,546	2,108,748
PayPal Holdings, Inc. (a)	182,020	9,769,013
Quanta Services, Inc. (a)	24,649	811,445
Robert Half International, Inc.	21,414	1,026,373
S&P Global, Inc.	42,003	6,132,018
Total System Services, Inc.	26,434	1,539,781
United Rentals, Inc. (a)	13,545	1,526,657
Verisk Analytics, Inc. (a)	25,022	2,111,106
The Western Union Co.	76,937	1,465,650

		54,757,811

Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	143,947	10,670,791
Coty, Inc. Class A	75,285	1,412,346
The Estee Lauder Cos., Inc. Class A	36,397	3,493,384
The Procter & Gamble Co.	416,559	36,303,117

		51,879,638

Foods — 1.5%
Campbell Soup Co.	31,221	1,628,175
Conagra Brands, Inc.	65,618	2,346,500
General Mills, Inc.	94,033	5,209,428
The Hershey Co.	22,803	2,448,358
Hormel Foods Corp.	43,223	1,474,337
The J.M. Smucker Co.	19,006	2,248,980
Kellogg Co.	41,346	2,871,893
The Kraft Heinz Co.	97,212	8,325,236
The Kroger Co.	149,879	3,495,178
McCormick & Co., Inc.	18,360	1,790,284
Mondelez International, Inc. Class A	247,259	10,679,116
Sysco Corp.	80,286	4,040,794
Tyson Foods, Inc. Class A	46,854	2,934,466

	Number of Shares	Value
Whole Foods Market, Inc.	51,664	$2,175,571

		51,668,316

Health Care – Products — 3.3%
Abbott Laboratories	282,747	13,744,332
Align Technology, Inc. (a)	12,500	1,876,500
Baxter International, Inc.	79,097	4,788,532
Becton, Dickinson & Co.	37,055	7,229,801
Boston Scientific Corp. (a)	222,604	6,170,583
C.R. Bard, Inc.	11,829	3,739,265
The Cooper Cos., Inc.	7,880	1,886,630
Danaher Corp.	99,518	8,398,324
DENTSPLY SIRONA, Inc.	37,317	2,419,634
Edwards Lifesciences Corp. (a)	34,233	4,047,710
Henry Schein, Inc. (a)	12,805	2,343,571
Hologic, Inc. (a)	45,257	2,053,763
IDEXX Laboratories, Inc. (a)	14,373	2,320,090
Intuitive Surgical, Inc. (a)	5,984	5,597,254
Medtronic PLC	223,042	19,794,977
Patterson Cos., Inc.	12,828	602,275
Stryker Corp.	50,629	7,026,293
Thermo Fisher Scientific, Inc.	63,707	11,114,960
Varian Medical Systems, Inc. (a)	14,923	1,539,904
Zimmer Biomet Holdings, Inc.	33,035	4,241,694

		110,936,092

Health Care – Services — 2.2%
Aetna, Inc.	54,087	8,212,029
Anthem, Inc.	43,131	8,114,235
Centene Corp. (a)	28,031	2,239,116
Cigna Corp.	41,699	6,979,996
DaVita, Inc. (a)	25,024	1,620,554
Envision Healthcare Corp. (a)	19,656	1,231,842
HCA Healthcare, Inc. (a)	46,635	4,066,572
Humana, Inc.	23,525	5,660,586
Laboratory Corp. of America Holdings (a)	16,672	2,569,822
Quest Diagnostics, Inc.	22,383	2,488,094
UnitedHealth Group, Inc.	156,966	29,104,636
Universal Health Services, Inc. Class B	14,379	1,755,388

		74,042,870

Household Products & Wares — 0.4%
Avery Dennison Corp.	14,160	1,251,319
Church & Dwight Co., Inc.	41,120	2,133,306
The Clorox Co.	20,961	2,792,844
Kimberly-Clark Corp.	57,832	7,466,689

		13,644,158

Pharmaceuticals — 6.1%
AbbVie, Inc.	259,381	18,807,716
Allergan PLC	54,700	13,297,023
AmerisourceBergen Corp.	26,846	2,537,752
Bristol-Myers Squibb Co.	268,334	14,951,570

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cardinal Health, Inc.	51,872	$4,041,866
Eli Lilly & Co.	158,217	13,021,259
Express Scripts Holding Co. (a)	96,726	6,174,988
Johnson & Johnson	438,812	58,050,440
Mallinckrodt PLC (a)	15,935	714,047
McKesson Corp.	34,335	5,649,481
Merck & Co., Inc.	445,528	28,553,890
Mylan NV (a)	75,274	2,922,137
Perrigo Co. PLC	23,094	1,744,059
Pfizer, Inc.	972,064	32,651,630
Zoetis, Inc.	79,981	4,989,215

		208,107,073

		786,175,312

Diversified — 0.0%
Holding Company – Diversified — 0.0%
Leucadia National Corp.	54,055	1,414,079

Energy — 6.0%
Oil & Gas — 4.8%
Anadarko Petroleum Corp.	90,776	4,115,784
Apache Corp.	62,254	2,983,834
Cabot Oil & Gas Corp.	76,608	1,921,329
Chesapeake Energy Corp. (a)	127,715	634,744
Chevron Corp.	308,548	32,190,813
Cimarex Energy Co.	15,348	1,442,866
Concho Resources, Inc. (a)	24,334	2,957,311
ConocoPhillips	201,534	8,859,435
Devon Energy Corp.	86,001	2,749,452
EOG Resources, Inc.	94,075	8,515,669
EQT Corp.	27,863	1,632,493
Exxon Mobil Corp.	690,168	55,717,263
Helmerich & Payne, Inc.	18,259	992,194
Hess Corp.	43,551	1,910,582
Marathon Oil Corp.	136,857	1,621,755
Marathon Petroleum Corp.	84,519	4,422,879
Murphy Oil Corp.	25,986	666,021
Newfield Exploration Co. (a)	33,355	949,283
Noble Energy, Inc.	74,011	2,094,511
Occidental Petroleum Corp.	124,604	7,460,042
Phillips 66	71,428	5,906,381
Pioneer Natural Resources Co.	27,604	4,405,046
Range Resources Corp.	31,490	729,623
Tesoro Corp.	24,917	2,332,231
Transocean Ltd. (a)	62,368	513,289
Valero Energy Corp.	73,346	4,947,921

		162,672,751

Oil & Gas Services — 0.8%
Baker Hughes, Inc.	68,694	3,744,510
Halliburton Co.	141,550	6,045,601
National Oilwell Varco, Inc.	61,659	2,031,047
Schlumberger Ltd.	226,345	14,902,555
TechnipFMC PLC (a)	76,024	2,067,853

		28,791,566

	Number of Shares	Value
Pipelines — 0.4%
Kinder Morgan, Inc.	312,772	$5,992,711
ONEOK, Inc.	61,879	3,227,609
The Williams Cos., Inc.	133,622	4,046,074

		13,266,394

		204,730,711

Financial — 18.5%
Banks — 7.8%
Bank of America Corp.	1,620,637	39,316,653
The Bank of New York Mellon Corp.	169,235	8,634,370
BB&T Corp.	131,758	5,983,131
Capital One Financial Corp.	78,551	6,489,884
Citigroup, Inc.	448,333	29,984,511
Citizens Financial Group, Inc.	83,373	2,974,749
Comerica, Inc.	28,402	2,080,162
Fifth Third Bancorp	122,821	3,188,433
Huntington Bancshares, Inc.	176,029	2,379,912
JP Morgan Chase & Co.	578,572	52,881,481
KeyCorp	177,777	3,331,541
M&T Bank Corp.	25,339	4,103,651
Morgan Stanley	231,942	10,335,335
Northern Trust Corp.	36,038	3,503,254
The PNC Financial Services Group, Inc.	78,776	9,836,759
Regions Financial Corp.	197,020	2,884,373
State Street Corp.	57,567	5,165,487
SunTrust Banks, Inc.	78,547	4,455,186
The The Goldman Sachs Group, Inc.	59,599	13,225,018
US Bancorp	257,967	13,393,647
Wells Fargo & Co.	732,507	40,588,213
Zions Bancorp	32,296	1,418,117

		266,153,867

Diversified Financial Services — 3.4%
Affiliated Managers Group, Inc.	9,050	1,501,033
Alliance Data Systems Corp.	9,082	2,331,259
American Express Co.	122,027	10,279,554
Ameriprise Financial, Inc.	24,702	3,144,318
BlackRock, Inc.	19,742	8,339,218
CBOE Holdings, Inc.	15,181	1,387,543
The Charles Schwab Corp.	198,240	8,516,390
CME Group, Inc.	55,311	6,927,150
Discover Financial Services	62,366	3,878,541
E*TRADE Financial Corp. (a)	43,923	1,670,392
Franklin Resources, Inc.	55,810	2,499,730
Intercontinental Exchange, Inc.	96,410	6,355,347
Invesco Ltd.	65,294	2,297,696
Mastercard, Inc. Class A	152,805	18,558,167
Nasdaq, Inc.	18,074	1,292,110
Navient Corp.	48,655	810,106
Raymond James Financial, Inc.	21,200	1,700,664
Synchrony Financial	126,417	3,769,755

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
T. Rowe Price Group, Inc.	39,733	$2,948,586
Visa, Inc. Class A	300,742	28,203,585

		116,411,144

Insurance — 4.3%
Aflac, Inc.	64,333	4,997,387
The Allstate Corp.	59,452	5,257,935
American International Group, Inc.	143,305	8,959,429
Aon PLC	42,803	5,690,659
Arthur J Gallagher & Co.	28,689	1,642,445
Assurant, Inc.	8,604	892,149
Berkshire Hathaway, Inc. Class B (a)	309,168	52,363,784
Chubb Ltd.	76,149	11,070,542
Cincinnati Financial Corp.	24,011	1,739,597
Everest Re Group Ltd.	6,800	1,731,212
The Hartford Financial Services Group, Inc.	59,848	3,146,209
Lincoln National Corp.	36,634	2,475,726
Loews Corp.	44,697	2,092,267
Marsh & McLennan Cos., Inc.	84,040	6,551,758
MetLife, Inc.	176,076	9,673,615
Principal Financial Group, Inc.	43,586	2,792,555
The Progressive Corp.	95,374	4,205,040
Prudential Financial, Inc.	69,913	7,560,392
Torchmark Corp.	17,359	1,327,963
The Travelers Cos., Inc.	45,543	5,762,556
Unum Group	36,868	1,719,155
Willis Towers Watson PLC	20,789	3,023,968
XL Group Ltd.	42,685	1,869,603

		146,545,946

Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	48,417	1,762,379

Real Estate Investment Trusts (REITS) — 2.9%
Alexandria Real Estate Equities, Inc.	15,100	1,819,097
American Tower Corp.	69,266	9,165,277
Apartment Investment & Management Co. Class A	26,284	1,129,423
AvalonBay Communities, Inc.	22,589	4,340,928
Boston Properties, Inc.	25,106	3,088,540
Crown Castle International Corp.	59,708	5,981,547
Digital Realty Trust, Inc.	26,045	2,941,783
Equinix, Inc.	12,695	5,448,186
Equity Residential	59,464	3,914,515
Essex Property Trust, Inc.	10,624	2,733,237
Extra Space Storage, Inc.	20,166	1,572,948
Federal Realty Investment Trust	12,070	1,525,527
GGP, Inc.	94,889	2,235,585
HCP, Inc.	76,207	2,435,576
Host Hotels & Resorts, Inc.	120,145	2,195,049
Iron Mountain, Inc.	41,039	1,410,100
Kimco Realty Corp.	67,522	1,239,029

	Number of Shares	Value
The Macerich Co.	19,007	$1,103,546
Mid-America Apartment Communities, Inc.	18,315	1,930,035
Prologis, Inc.	86,138	5,051,132
Public Storage	24,309	5,069,156
Realty Income Corp.	44,231	2,440,667
Regency Centers Corp.	23,359	1,463,208
Simon Property Group, Inc.	50,922	8,237,143
SL Green Realty Corp.	16,888	1,786,750
UDR, Inc.	43,033	1,676,996
Ventas, Inc.	57,487	3,994,197
Vornado Realty Trust	28,159	2,644,130
Welltower, Inc.	59,741	4,471,614
Weyerhaeuser Co.	123,300	4,130,550

		97,175,471

Savings & Loans — 0.0%
People’s United Financial, Inc.	57,471	1,014,938

		629,063,745

Industrial — 10.0%
Aerospace & Defense — 2.3%
Arconic, Inc.	71,019	1,608,580
The Boeing Co.	91,376	18,069,604
General Dynamics Corp.	46,196	9,151,428
Harris Corp.	19,672	2,145,822
L3 Technologies, Inc.	12,629	2,110,053
Lockheed Martin Corp.	40,525	11,250,145
Northrop Grumman Corp.	28,436	7,299,806
Raytheon Co.	47,444	7,661,257
Rockwell Collins, Inc.	26,448	2,779,156
TransDigm Group, Inc.	8,041	2,161,984
United Technologies Corp.	121,323	14,814,751

		79,052,586

Building Materials — 0.5%
Fortune Brands Home & Security, Inc.	24,651	1,608,231
Johnson Controls International PLC	153,187	6,642,188
Martin Marietta Materials, Inc.	10,260	2,283,671
Masco Corp.	51,783	1,978,628
Vulcan Materials Co.	21,695	2,748,323

		15,261,041

Electrical Components & Equipment — 0.3%
Acuity Brands, Inc.	6,989	1,420,724
AMETEK, Inc.	37,268	2,257,323
Emerson Electric Co.	105,047	6,262,902

		9,940,949

Electronics — 1.3%
Agilent Technologies, Inc.	52,714	3,126,467
Allegion PLC	15,215	1,234,241
Amphenol Corp. Class A	49,626	3,663,391

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Corning, Inc.	150,147	$4,511,917
FLIR Systems, Inc.	22,436	777,632
Fortive Corp.	49,316	3,124,169
Garmin Ltd.	19,269	983,297
Honeywell International, Inc.	124,149	16,547,820
Mettler-Toledo International, Inc. (a)	4,223	2,485,404
PerkinElmer, Inc.	18,362	1,251,187
TE Connectivity Ltd.	57,636	4,534,801
Waters Corp. (a)	12,999	2,389,736

		44,630,062

Engineering & Construction — 0.1%
Fluor Corp.	23,396	1,071,069
Jacobs Engineering Group, Inc.	19,083	1,037,924

		2,108,993

Environmental Controls — 0.2%
Republic Services, Inc.	37,546	2,392,807
Stericycle, Inc. (a)	14,254	1,087,865
Waste Management, Inc.	66,706	4,892,885

		8,373,557

Hand & Machine Tools — 0.1%
Snap-on, Inc.	9,332	1,474,456
Stanley Black & Decker, Inc.	25,034	3,523,035

		4,997,491

Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	95,932	10,308,853

Machinery – Diversified — 0.6%
Cummins, Inc.	25,127	4,076,102
Deere & Co.	47,943	5,925,276
Flowserve Corp.	21,840	1,014,031
Rockwell Automation, Inc.	21,127	3,421,729
Roper Technologies, Inc.	16,770	3,882,758
Xylem, Inc.	28,726	1,592,282

		19,912,178

Miscellaneous – Manufacturing — 2.5%
3M Co.	97,300	20,256,887
Dover Corp.	25,251	2,025,635
Eaton Corp. PLC	72,861	5,670,771
General Electric Co.	1,418,498	38,313,631
Illinois Tool Works, Inc.	50,626	7,252,174
Ingersoll-Rand PLC	41,830	3,822,844
Parker-Hannifin Corp.	21,874	3,495,903
Pentair PLC	26,991	1,795,981
Textron, Inc.	43,677	2,057,187

		84,691,013

Packaging & Containers — 0.2%
Ball Corp.	56,792	2,397,190
Sealed Air Corp.	32,414	1,450,851
WestRock Co.	40,655	2,303,512

		6,151,553

	Number of Shares	Value
Transportation — 1.6%
C.H. Robinson Worldwide, Inc.	22,724	$1,560,684
CSX Corp.	150,287	8,199,659
Expeditors International of Washington, Inc.	28,943	1,634,701
FedEx Corp.	40,146	8,724,930
J.B. Hunt Transport Services, Inc.	13,740	1,255,561
Kansas City Southern	17,173	1,797,155
Norfolk Southern Corp.	47,210	5,745,457
Union Pacific Corp.	131,603	14,332,883
United Parcel Service, Inc. Class B	112,277	12,416,713

		55,667,743

		341,096,019

Technology — 14.1%
Computers — 5.4%
Accenture PLC Class A	100,993	12,490,814
Apple, Inc.	849,242	122,307,833
Cognizant Technology Solutions Corp. Class A	95,963	6,371,943
CSRA, Inc.	24,262	770,319
DXC Technology Co.	45,801	3,513,853
Hewlett Packard Enterprise Co.	270,253	4,483,497
HP, Inc.	274,545	4,799,047
International Business Machines Corp.	139,212	21,414,982
NetApp, Inc.	43,691	1,749,825
Seagate Technology PLC	47,834	1,853,567
Western Digital Corp.	47,474	4,206,196

		183,961,876

Office & Business Equipment — 0.0%
Xerox Corp.	35,769	1,027,643

Semiconductors — 3.4%
Advanced Micro Devices, Inc. (a)	124,300	1,551,264
Analog Devices, Inc.	59,771	4,650,184
Applied Materials, Inc.	175,278	7,240,734
Broadcom Ltd.	65,407	15,243,101
Intel Corp.	766,990	25,878,243
KLA-Tencor Corp.	25,599	2,342,565
Lam Research Corp.	26,405	3,734,459
Microchip Technology, Inc.	37,039	2,858,670
Micron Technology, Inc. (a)	168,974	5,045,564
NVIDIA Corp.	96,954	14,015,670
Qorvo, Inc. (a)	21,213	1,343,207
QUALCOMM, Inc.	240,679	13,290,294
Skyworks Solutions, Inc.	30,214	2,899,033
Texas Instruments, Inc.	162,317	12,487,047
Xilinx, Inc.	40,662	2,615,380

		115,195,415

Software — 5.3%
Activision Blizzard, Inc.	112,997	6,505,237
Adobe Systems, Inc. (a)	80,635	11,405,014

The accompanying notes are an integral part of the portfolio of investments.

MM S&P 500 Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Akamai Technologies, Inc. (a)	27,713	$1,380,385
ANSYS, Inc. (a)	14,100	1,715,688
Autodesk, Inc. (a)	31,478	3,173,612
CA, Inc.	50,524	1,741,562
Cerner Corp. (a)	48,043	3,193,418
Citrix Systems, Inc. (a)	24,475	1,947,721
Electronic Arts, Inc. (a)	50,532	5,342,243
Fidelity National Information Services, Inc.	54,212	4,629,705
Fiserv, Inc. (a)	34,662	4,240,549
Intuit, Inc.	39,578	5,256,354
Microsoft Corp.	1,257,599	86,686,299
Oracle Corp.	489,254	24,531,196
Paychex, Inc.	52,272	2,976,368
Red Hat, Inc. (a)	29,013	2,777,995
salesforce.com, Inc. (a)	109,062	9,444,769
Synopsys, Inc. (a)	24,245	1,768,188

		178,716,303

		478,901,237

Utilities — 3.1%
Electric — 2.9%
AES Corp.	104,985	1,166,383
Alliant Energy Corp.	36,580	1,469,419
Ameren Corp.	39,449	2,156,677
American Electric Power Co., Inc.	80,171	5,569,479
CenterPoint Energy, Inc.	69,517	1,903,376
CMS Energy Corp.	45,400	2,099,750
Consolidated Edison, Inc.	50,116	4,050,375
Dominion Energy, Inc.	102,469	7,852,200
DTE Energy Co.	29,353	3,105,254
Duke Energy Corp.	113,977	9,527,337
Edison International	52,875	4,134,296
Entergy Corp.	29,224	2,243,527
Eversource Energy	52,020	3,158,134
Exelon Corp.	150,857	5,441,412
FirstEnergy Corp.	71,739	2,091,909
NextEra Energy, Inc.	76,256	10,685,753
NRG Energy, Inc.	52,183	898,591
PG&E Corp.	83,318	5,529,816
Pinnacle West Capital Corp.	17,869	1,521,724
PPL Corp.	111,698	4,318,245
Public Service Enterprise Group, Inc.	83,141	3,575,894
SCANA Corp.	22,932	1,536,673
The Southern Co.	162,079	7,760,343
WEC Energy Group, Inc.	51,693	3,172,916
Xcel Energy, Inc.	82,128	3,768,033

		98,737,516

Gas — 0.1%
NiSource, Inc.	54,103	1,372,052
Sempra Energy	40,774	4,597,269

		5,969,321

	Number of Shares	Value
Water — 0.1%
American Water Works Co., Inc.	29,012	$2,261,485

		106,968,322

TOTAL COMMON STOCK (Cost $1,972,062,499)		3,383,246,870

TOTAL EQUITIES (Cost $1,972,062,499)		3,383,246,870

TOTAL LONG-TERM INVESTMENTS (Cost $1,972,062,499)		3,383,246,870

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$21,638,194	21,638,194

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	20,492	20,492

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (c) 0.000% 8/17/17	2,159,999	2,157,558

TOTAL SHORT-TERM INVESTMENTS (Cost $23,816,616)		23,816,244

TOTAL INVESTMENTS — 100.1% (Cost $1,995,879,115) (d)		3,407,063,114

Other Assets/(Liabilities) — (0.1)%		(4,687,437)

NET ASSETS — 100.0%		$3,402,375,677

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $21,638,284. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $22,073,773.
(c)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.1%

COMMON STOCK — 97.9%
Basic Materials — 3.1%
Chemicals — 3.1%
CF Industries Holdings, Inc.	122,000	$3,411,120
E.I. du Pont de Nemours & Co.	110,700	8,934,597
Praxair, Inc.	75,602	10,021,045

		22,366,762

Communications — 3.7%
Media — 2.1%
Comcast Corp. Class A	181,000	7,044,520
Twenty-First Century Fox, Inc. Class B	284,000	7,915,080

		14,959,600

Telecommunications — 1.6%
Cisco Systems, Inc.	173,000	5,414,900
Verizon Communications, Inc.	138,000	6,163,080

		11,577,980

		26,537,580

Consumer, Cyclical — 15.1%
Apparel — 4.1%
NIKE, Inc. Class B	501,303	29,576,877

Lodging — 0.6%
Las Vegas Sands Corp.	68,000	4,344,520

Retail — 10.4%
Costco Wholesale Corp.	156,564	25,039,281
Lowe’s Cos., Inc.	159,672	12,379,370
McDonald’s Corp.	96,973	14,852,385
The TJX Cos., Inc.	254,723	18,383,359
Wal-Mart Stores, Inc.	56,700	4,291,056

		74,945,451

		108,866,848

Consumer, Non-cyclical — 24.2%
Beverages — 3.1%
The Coca-Cola Co.	333,047	14,937,158
Diageo PLC	63,000	1,862,367
PepsiCo, Inc.	49,000	5,659,010

		22,458,535

Biotechnology — 0.5%
Gilead Sciences, Inc.	47,300	3,347,894

Commercial Services — 1.6%
Automatic Data Processing, Inc.	110,468	11,318,551

Cosmetics & Personal Care — 2.4%
Colgate-Palmolive Co.	231,857	17,187,559

Foods — 0.4%
Tyson Foods, Inc. Class A	48,000	3,006,240

	Number of Shares	Value
Health Care – Products — 3.8%
Becton, Dickinson & Co.	32,400	$6,321,564
Medtronic PLC	238,635	21,178,856

		27,500,420

Health Care – Services — 2.9%
Anthem, Inc.	44,800	8,428,224
UnitedHealth Group, Inc.	67,071	12,436,305

		20,864,529

Pharmaceuticals — 9.5%
Bristol-Myers Squibb Co.	414,557	23,099,116
Cardinal Health, Inc.	190,609	14,852,253
Johnson & Johnson	42,700	5,648,783
McKesson Corp.	90,659	14,917,032
Merck & Co., Inc.	151,575	9,714,442

		68,231,626

		173,915,354

Energy — 2.9%
Oil & Gas — 2.9%
Hess Corp.	114,600	5,027,502
Occidental Petroleum Corp.	92,000	5,508,040
TOTAL SA	213,000	10,553,407

		21,088,949

Financial — 27.1%
Banks — 8.2%
Fifth Third Bancorp	113,500	2,946,460
JP Morgan Chase & Co.	98,700	9,021,180
Morgan Stanley	215,000	9,580,400
The PNC Financial Services Group, Inc.	196,759	24,569,296
State Street Corp.	82,300	7,384,779
Wells Fargo & Co.	104,000	5,762,640

		59,264,755

Diversified Financial Services — 8.4%
American Express Co.	258,539	21,779,326
Ameriprise Financial, Inc.	48,700	6,199,023
BlackRock, Inc.	38,427	16,231,949
Visa, Inc. Class A	173,103	16,233,599

		60,443,897

Insurance — 7.1%
Chubb Ltd.	154,694	22,489,414
Loews Corp.	154,000	7,208,740
Marsh & McLennan Cos., Inc.	190,803	14,875,002
MetLife, Inc.	119,000	6,537,860

		51,111,016

Real Estate Investment Trusts (REITS) — 3.4%
Equity Residential	49,500	3,258,585
Public Storage	100,695	20,997,928

		24,256,513

		195,076,181

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Equity Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Industrial — 12.6%
Aerospace & Defense — 3.4%
The Boeing Co.	29,575	$5,848,456
Harris Corp.	59,100	6,446,628
Lockheed Martin Corp.	44,601	12,381,684

		24,676,768

Building Materials — 1.1%
Johnson Controls International PLC	180,000	7,804,800

Electrical Components & Equipment — 0.3%
Emerson Electric Co.	36,000	2,146,320

Transportation — 7.8%
Canadian National Railway Co.	203,771	16,533,609
Union Pacific Corp.	151,423	16,491,479
United Parcel Service, Inc. Class B	210,796	23,311,930

		56,337,018

		90,964,906

Technology — 7.5%
Computers — 2.3%
Accenture PLC Class A	122,956	15,207,198
Western Digital Corp.	17,500	1,550,500

		16,757,698

Semiconductors — 0.8%
QUALCOMM, Inc.	104,000	5,742,880

Software — 4.4%
Microsoft Corp.	455,769	31,416,157

		53,916,735

Utilities — 1.7%
Electric — 1.7%
Exelon Corp.	114,000	4,111,980
PG&E Corp.	126,800	8,415,716

		12,527,696

TOTAL COMMON STOCK (Cost $676,448,117)		705,261,011

PREFERRED STOCK — 0.2%
Consumer, Non-cyclical — 0.2%
Health Care – Products — 0.2%
Becton Dickinson and Co. 6.125%	28,422	1,556,957

TOTAL PREFERRED STOCK (Cost $1,421,100)		1,556,957

TOTAL EQUITIES (Cost $677,869,217)		706,817,968

	Number of Shares	Value
MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,001	$1,001

TOTAL MUTUAL FUNDS (Cost $1,001)		1,001

TOTAL LONG-TERM INVESTMENTS (Cost $677,870,218)		706,818,969

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (a)	$14,774,929	14,774,929

TOTAL SHORT-TERM INVESTMENTS (Cost $14,774,929)		14,774,929

TOTAL INVESTMENTS — 100.2% (Cost $692,645,147) (b)		721,593,898

Other Assets/(Liabilities) — (0.2)%		(1,289,204)

NET ASSETS — 100.0%		$720,304,694

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Maturity value of $14,774,991. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.125%, maturity dates ranging from 8/31/21 – 9/30/21, and an aggregate market value, including accrued interest, of $15,075,749.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.0%

COMMON STOCK — 98.0%
Basic Materials — 1.8%
Iron & Steel — 0.7%
Cliffs Natural Resources, Inc. (a) (b)	60,813	$420,826
Nucor Corp.	7,707	446,004

		866,830

Mining — 1.1%
Rio Tinto PLC Sponsored ADR (b)	34,222	1,447,933

		2,314,763

Communications — 20.4%
Internet — 16.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	10,173	1,433,376
Alphabet, Inc. Class C (a)	8,325	7,565,177
Amazon.com, Inc. (a)	1,944	1,881,792
eBay, Inc. (a)	47,953	1,674,519
F5 Networks, Inc. (a)	5,765	732,501
Facebook, Inc. Class A (a)	30,710	4,636,596
Netflix, Inc. (a)	1,621	242,194
The Priceline Group, Inc. (a)	1,188	2,222,178
VeriSign, Inc. (a) (b)	12,112	1,125,931
Yandex NV Class A (a)	27,764	728,527

		22,242,791

Media — 3.5%
Comcast Corp. Class A	57,433	2,235,292
Discovery Communications, Inc. Class A (a) (b)	21,778	562,526
FactSet Research Systems, Inc.	2,209	367,092
Scripps Networks Interactive, Inc. Class A	13,010	888,713
Viacom, Inc. Class B	16,139	541,786

		4,595,409

		26,838,200

Consumer, Cyclical — 4.2%
Lodging — 0.8%
Las Vegas Sands Corp.	17,339	1,107,788

Retail — 3.4%
The Home Depot, Inc.	17,129	2,627,589
Ross Stores, Inc.	10,525	607,608
The TJX Cos., Inc.	16,865	1,217,147

		4,452,344

		5,560,132

Consumer, Non-cyclical — 23.1%
Beverages — 1.9%
PepsiCo, Inc.	21,562	2,490,195

Biotechnology — 4.5%
Amgen, Inc.	12,217	2,104,134

	Number of Shares	Value
Celgene Corp. (a)	18,812	$2,443,115
Gilead Sciences, Inc.	20,298	1,436,692

		5,983,941

Commercial Services — 5.3%
Experian PLC	27,998	574,961
Gartner, Inc. (a)	8,570	1,058,481
Global Payments, Inc.	9,720	877,910
IHS Markit Ltd. (a)	30,851	1,358,678
PayPal Holdings, Inc. (a)	34,768	1,865,999
Vantiv, Inc. Class A (a)	20,420	1,293,403

		7,029,432

Health Care – Products — 1.3%
Danaher Corp.	9,786	825,841
Edwards Lifesciences Corp. (a)	7,322	865,753

		1,691,594

Health Care – Services — 4.4%
Aetna, Inc.	11,784	1,789,165
Anthem, Inc.	6,514	1,225,479
HCA Healthcare, Inc. (a)	14,880	1,297,536
ICON PLC (a)	6,905	675,240
Universal Health Services, Inc. Class B	6,446	786,927

		5,774,347

Pharmaceuticals — 5.7%
Allergan PLC	6,974	1,695,310
Bristol-Myers Squibb Co.	28,860	1,608,079
Cardinal Health, Inc.	12,748	993,324
Johnson & Johnson	12,774	1,689,872
McKesson Corp.	2,374	390,618
Merck & Co., Inc.	16,476	1,055,947

		7,433,150

		30,402,659

Energy — 3.4%
Oil & Gas — 2.1%
BP PLC Sponsored ADR	25,836	895,217
Chevron Corp.	7,652	798,333
Pioneer Natural Resources Co.	6,201	989,556

		2,683,106

Oil & Gas Services — 1.3%
Baker Hughes, Inc.	19,104	1,041,359
Schlumberger Ltd.	10,815	712,060

		1,753,419

		4,436,525

Financial — 12.7%
Banks — 3.2%
Bank of America Corp.	62,512	1,516,541
Citigroup, Inc.	23,304	1,558,572

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
JP Morgan Chase & Co.	12,611	$1,152,645

		4,227,758

Diversified Financial Services — 7.0%
Alliance Data Systems Corp.	4,449	1,142,014
American Express Co.	17,451	1,470,072
Intercontinental Exchange, Inc.	21,194	1,397,108
Mastercard, Inc. Class A	18,977	2,304,757
Visa, Inc. Class A	30,647	2,874,076

		9,188,027

Insurance — 1.7%
American International Group, Inc.	19,073	1,192,444
MetLife, Inc.	19,491	1,070,835

		2,263,279

Real Estate Investment Trusts (REITS) — 0.8%
American Tower Corp.	7,690	1,017,541

		16,696,605

Industrial — 6.1%
Electrical Components & Equipment — 0.6%
Emerson Electric Co.	12,738	759,440

Electronics — 1.3%
Fortive Corp.	10,489	664,478
Honeywell International, Inc.	8,147	1,085,914

		1,750,392

Machinery – Construction & Mining — 0.9%
Caterpillar, Inc.	10,519	1,130,372

Machinery – Diversified — 1.8%
Cummins, Inc.	7,408	1,201,726
Rockwell Automation, Inc.	6,932	1,122,706

		2,324,432

Miscellaneous – Manufacturing — 1.5%
Dover Corp.	10,876	872,473
Parker-Hannifin Corp.	7,286	1,164,448

		2,036,921

		8,001,557

Technology — 26.3%
Computers — 9.2%
Amdocs Ltd.	9,132	588,649
Apple, Inc.	62,445	8,993,329
Check Point Software Technologies Ltd. (a)	17,177	1,873,667
NetApp, Inc.	16,894	676,604

		12,132,249

Semiconductors — 6.1%
Analog Devices, Inc.	9,005	700,589
Applied Materials, Inc.	25,727	1,062,782
Cirrus Logic, Inc. (a)	5,564	348,974
Maxim Integrated Products, Inc.	32,265	1,448,699
QUALCOMM, Inc.	30,376	1,677,363

	Number of Shares	Value
Texas Instruments, Inc.	24,025	$1,848,243
Xilinx, Inc.	14,062	904,468

		7,991,118

Software — 11.0%
Electronic Arts, Inc. (a)	11,521	1,218,000
Fiserv, Inc. (a)	5,488	671,402
Intuit, Inc.	4,113	546,248
Jack Henry & Associates, Inc.	5,149	534,827
Microsoft Corp.	104,005	7,169,065
Oracle Corp.	68,925	3,455,899
Paychex, Inc.	4,642	264,315
SS&C Technologies Holdings, Inc	17,493	671,906

		14,531,662

		34,655,029

TOTAL COMMON STOCK (Cost $107,035,130)		128,905,470

TOTAL EQUITIES (Cost $107,035,130)		128,905,470

MUTUAL FUNDS — 2.7%
Diversified Financial Services — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)	3,612,136	3,612,136

TOTAL MUTUAL FUNDS (Cost $3,612,136)		3,612,136

TOTAL LONG-TERM INVESTMENTS (Cost $110,647,266)		132,517,606

	Principal Amount
SHORT-TERM INVESTMENTS — 2.2%
Repurchase Agreement — 2.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	$2,836,349	2,836,349

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	18,618	18,618

TOTAL SHORT-TERM INVESTMENTS (Cost $2,854,967)		2,854,967

TOTAL INVESTMENTS — 102.9% (Cost $113,502,233) (e)		135,372,573

Other Assets/ (Liabilities) — (2.9)%		(3,866,448)

NET ASSETS — 100.0%		$131,506,125

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Fundamental Growth Fund – Portfolio of Investments (Continued)

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $3,521,517 or 2.68% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $2,836,361. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $2,897,755.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 0.2%
Chemicals — 0.2%
E.I. du Pont de Nemours & Co.	1,100	$88,781
PPG Industries, Inc.	900	98,964
The Sherwin-Williams Co.	9,200	3,228,832

		3,416,577

Communications — 31.3%
Internet — 28.9%
Alibaba Group Holding Ltd. Sponsored ADR (a)	606,583	85,467,545
Alphabet, Inc. Class A (a)	56,120	52,173,642
Alphabet, Inc. Class C (a)	82,760	75,206,495
Amazon.com, Inc. (a)	169,471	164,047,928
Ctrip.com International Ltd. ADR (a)	133,120	7,169,843
Facebook, Inc. Class A (a)	764,350	115,401,563
MercadoLibre, Inc.	200	50,176
Netflix, Inc. (a)	78,100	11,668,921
The Priceline Group, Inc. (a)	30,400	56,863,808
Snap, Inc. Class A (a)	6,200	110,174
Tencent Holdings Ltd.	655,400	23,388,073

		591,548,168

Media — 0.7%
Charter Communications, Inc. Class A (a)	537	180,888
Comcast Corp. Class A	15,200	591,584
FactSet Research Systems, Inc.	76,742	12,752,986
The Walt Disney Co.	2,000	212,500

		13,737,958

Telecommunications — 1.7%
Cisco Systems, Inc.	1,102,487	34,507,843

		639,793,969

Consumer, Cyclical — 8.4%
Airlines — 1.8%
Alaska Air Group, Inc.	122,500	10,995,600
American Airlines Group, Inc.	399,400	20,097,808
Delta Air Lines, Inc.	4,200	225,708
United Continental Holdings, Inc. (a)	62,046	4,668,961

		35,988,077

Auto Manufacturers — 0.7%
Ferrari NV	36,600	3,148,332
Tesla, Inc. (a)	33,728	12,196,382

		15,344,714

Auto Parts & Equipment — 0.2%
Delphi Automotive PLC	43,100	3,777,715

	Number of Shares	Value
Leisure Time — 0.3%
Norwegian Cruise Line Holdings Ltd. (a)	1,400	$76,006
Royal Caribbean Cruises Ltd.	59,200	6,466,416

		6,542,422

Lodging — 0.9%
Hilton Worldwide Holdings, Inc.	72,751	4,499,649
Marriott International, Inc. Class A	90,990	9,127,207
MGM Resorts International	148,672	4,651,947

		18,278,803

Retail — 4.5%
AutoZone, Inc. (a)	4,300	2,452,978
Coach, Inc.	56,400	2,669,976
Costco Wholesale Corp.	1,000	159,930
Dollar General Corp.	31,200	2,249,208
Domino’s Pizza, Inc.	2,600	549,978
The Home Depot, Inc.	103,700	15,907,580
Lowe’s Cos., Inc.	43,200	3,349,296
McDonald’s Corp.	18,200	2,787,512
O’Reilly Automotive, Inc. (a)	31,970	6,993,118
Ross Stores, Inc.	109,200	6,304,116
Starbucks Corp.	116,899	6,816,381
Walgreens Boots Alliance, Inc.	97,900	7,666,549
Yum China Holdings, Inc. (a)	285,562	11,259,710
Yum! Brands, Inc.	315,086	23,240,743

		92,407,075

		172,338,806

Consumer, Non-cyclical — 23.4%
Agriculture — 0.8%
Philip Morris International, Inc.	130,900	15,374,205

Beverages — 2.7%
The Coca-Cola Co.	531,968	23,858,765
Constellation Brands, Inc. Class A	11,900	2,305,387
Monster Beverage Corp. (a)	604,299	30,021,574

		56,185,726

Biotechnology — 4.4%
Alexion Pharmaceuticals, Inc. (a)	108,758	13,232,586
Amgen, Inc.	90,704	15,621,950
Biogen, Inc. (a)	33,100	8,982,016
Celgene Corp. (a)	98,200	12,753,234
Illumina, Inc. (a)	2,991	518,998
Regeneron Pharmaceuticals, Inc. (a)	50,694	24,897,851
Vertex Pharmaceuticals, Inc. (a)	111,700	14,394,779

		90,401,414

Commercial Services — 1.6%
Automatic Data Processing, Inc.	66,723	6,836,439
Equifax, Inc.	29,400	4,040,148
FleetCor Technologies, Inc. (a)	10,800	1,557,468
Global Payments, Inc.	31,000	2,799,920

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IHS Markit Ltd. (a)	56,454	$2,486,234
PayPal Holdings, Inc. (a)	237,600	12,751,992
S&P Global, Inc.	15,400	2,248,246
Vantiv, Inc. Class A (a)	5,400	342,036

		33,062,483

Cosmetics & Personal Care — 1.1%
The Procter & Gamble Co.	267,055	23,273,843

Foods — 1.3%
Danone SA Sponsored ADR	1,768,174	26,557,973

Health Care – Products — 5.0%
Becton, Dickinson & Co.	78,610	15,337,597
Danaher Corp.	218,200	18,413,898
DENTSPLY SIRONA, Inc.	1,900	123,196
Henry Schein, Inc. (a)	400	73,208
Intuitive Surgical, Inc. (a)	19,600	18,333,252
Stryker Corp.	125,000	17,347,500
Thermo Fisher Scientific, Inc.	73,108	12,755,153
Varex Imaging Corp. (a)	7,858	265,600
Varian Medical Systems, Inc. (a)	181,139	18,691,734

		101,341,138

Health Care – Services — 3.2%
Aetna, Inc.	75,172	11,413,365
Cigna Corp.	62,200	10,411,658
Humana, Inc.	49,500	11,910,690
UnitedHealth Group, Inc.	170,600	31,632,652

		65,368,365

Pharmaceuticals — 3.3%
Allergan PLC	42,993	10,451,168
Bristol-Myers Squibb Co.	2,800	156,016
Merck & Co., Inc.	202,314	12,966,304
Novartis AG Sponsored ADR	194,873	16,266,049
Novo Nordisk A/S Sponsored ADR	571,378	24,506,403
Shire PLC ADR	4,109	679,095
Zoetis, Inc.	39,800	2,482,724

		67,507,759

		479,072,906

Energy — 0.7%
Oil & Gas Services — 0.7%
Schlumberger Ltd.	213,619	14,064,675

Financial — 14.0%
Banks — 3.1%
The Bank of New York Mellon Corp.	19,400	989,788
Citigroup, Inc.	48,600	3,250,368
Citizens Financial Group, Inc.	112,000	3,996,160
First Republic Bank	54,922	5,497,692
JP Morgan Chase & Co.	116,100	10,611,540
Morgan Stanley	606,400	27,021,184
State Street Corp.	139,800	12,544,254

	Number of Shares	Value
The The Goldman Sachs Group, Inc.	800	$177,520

		64,088,506

Diversified Financial Services — 9.0%
American Express Co.	136,918	11,533,972
Ameriprise Financial, Inc.	800	101,832
The Charles Schwab Corp.	156,800	6,736,128
CME Group, Inc.	15,100	1,891,124
Intercontinental Exchange, Inc.	234,900	15,484,608
Mastercard, Inc. Class A	264,455	32,118,060
SEI Investments Co.	411,365	22,123,210
TD Ameritrade Holding Corp.	377,000	16,207,230
Visa, Inc. Class A	824,777	77,347,587

		183,543,751

Insurance — 0.6%
Chubb Ltd.	3,600	523,368
Marsh & McLennan Cos., Inc.	46,200	3,601,752
The Progressive Corp.	52,500	2,314,725
Willis Towers Watson PLC	38,772	5,639,775

		12,079,620

Real Estate Investment Trusts (REITS) — 1.3%
American Tower Corp.	159,100	21,052,112
Equinix, Inc.	9,032	3,876,173
SBA Communications Corp. (a)	4,800	647,520

		25,575,805

		285,287,682

Industrial — 6.0%
Aerospace & Defense — 1.2%
The Boeing Co.	106,800	21,119,700
General Dynamics Corp.	300	59,430
Harris Corp.	5,700	621,756
Northrop Grumman Corp.	9,500	2,438,745
Raytheon Co.	1,000	161,480
Rockwell Collins, Inc.	12,100	1,271,468

		25,672,579

Building Materials — 0.0%
Johnson Controls International PLC	3,155	136,801

Electronics — 0.8%
Agilent Technologies, Inc.	9,700	575,307
Fortive Corp.	150,750	9,550,013
Honeywell International, Inc.	42,900	5,718,141

		15,843,461

Hand & Machine Tools — 0.1%
Stanley Black & Decker, Inc.	10,400	1,463,592

Machinery – Diversified — 1.4%
Deere & Co.	172,182	21,279,973
Roper Technologies, Inc.	29,400	6,806,982
Wabtec Corp.	6,400	585,600

		28,672,555

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Blue Chip Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Miscellaneous – Manufacturing — 0.0%
Textron, Inc.	2,500	$117,750

Packaging & Containers — 0.2%
Ball Corp.	85,734	3,618,832

Transportation — 2.3%
Canadian Pacific Railway Ltd.	17,500	2,814,175
CSX Corp.	27,700	1,511,312
Expeditors International of Washington, Inc.	399,995	22,591,718
FedEx Corp.	2,800	608,524
Union Pacific Corp.	700	76,237
United Parcel Service, Inc. Class B	173,701	19,209,593

		46,811,559

		122,337,129

Technology — 14.9%
Computers — 0.9%
Apple, Inc.	136,400	19,644,328

Semiconductors — 2.4%
Analog Devices, Inc.	66,132	5,145,070
Broadcom Ltd.	52,300	12,188,515
KLA-Tencor Corp.	24,700	2,260,297
Microchip Technology, Inc.	46,900	3,619,742
QUALCOMM, Inc.	451,029	24,905,821
Xilinx, Inc.	3,900	250,848

		48,370,293

Software — 11.6%
Activision Blizzard, Inc.	1,800	103,626
Autodesk, Inc. (a)	285,824	28,816,776
Cerner Corp. (a)	285,299	18,963,825
Electronic Arts, Inc. (a)	80,500	8,510,460
Fidelity National Information Services, Inc.	74,517	6,363,752
Fiserv, Inc. (a)	106,100	12,980,274
Intuit, Inc.	54,000	7,171,740
Microsoft Corp.	949,441	65,444,968
Oracle Corp.	733,788	36,792,130
Red Hat, Inc. (a)	91,090	8,721,867
salesforce.com, Inc. (a)	242,100	20,965,860
ServiceNow, Inc. (a)	160,600	17,023,600
Workday, Inc. Class A (a)	60,400	5,858,800

		237,717,678

		305,732,299

Utilities — 0.1%
Electric — 0.1%
NextEra Energy, Inc.	20,000	2,802,600

TOTAL COMMON STOCK (Cost $1,459,683,088)		2,024,846,643

	Number of Shares	Value
TOTAL EQUITIES (Cost $1,459,683,088)		$2,024,846,643

MUTUAL FUNDS — 0.0%
Diversified Financial Services — 0.0%
T. Rowe Price Reserve Investment Fund	1,022	1,022

TOTAL MUTUAL FUNDS (Cost $1,022)		1,022

TOTAL LONG-TERM INVESTMENTS (Cost $1,459,684,110)		2,024,847,665

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 0.6%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (b)	$11,975,590	11,975,590

Time Deposit — 0.6%
Euro Time Deposit 0.090% 7/03/17	12,347,890	12,347,890

TOTAL SHORT-TERM INVESTMENTS (Cost $24,323,480)		24,323,480

TOTAL INVESTMENTS — 100.2% (Cost $1,484,007,590) (c)		2,049,171,145

Other Assets/(Liabilities) — (0.2)%		(4,259,077)

NET ASSETS — 100.0%		$2,044,912,068

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Maturity value of $11,975,640. Collateralized by U.S. Government Agency obligations with a rate of 2.125%, maturity date of 9/30/21, and an aggregate market value, including accrued interest, of $12,216,691.
(c)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.5%

COMMON STOCK — 98.5%
Communications — 33.3%
Internet — 31.6%
Alibaba Group Holding Ltd. Sponsored ADR (a)	180,500	$25,432,450
Alphabet, Inc. Class A (a)	37,568	34,926,218
Alphabet, Inc. Class C (a)	21,466	19,506,798
Amazon.com, Inc. (a)	25,500	24,684,000
Baidu, Inc. Sponsored ADR (a)	69,500	12,430,770
eBay, Inc. (a)	459,561	16,047,870
Facebook, Inc. Class A (a)	281,993	42,575,303
Netflix, Inc. (a)	111,000	16,584,510
Palo Alto Networks, Inc. (a)	65,000	8,697,650
The Priceline Group, Inc. (a)	12,100	22,633,292
Snap, Inc. Class A (a) (b)	300,853	5,346,158
Symantec Corp.	442,868	12,511,021
TripAdvisor, Inc. (a) (b)	202,464	7,734,125

		249,110,165

Media — 1.7%
Liberty Global PLC Series A (a)	91,224	2,930,115
Liberty Global PLC Series C (a)	338,173	10,544,234

		13,474,349

		262,584,514

Consumer, Cyclical — 5.4%
Apparel — 0.7%
Under Armour, Inc. Class A (a) (b)	143,500	3,122,560
Under Armour, Inc. Class C (a) (b)	146,369	2,950,799

		6,073,359

Retail — 4.7%
Chipotle Mexican Grill, Inc. (a)	15,600	6,491,160
Dollar General Corp.	92,928	6,699,180
Liberty Interactive Corp. QVC Group Class A (a)	643,297	15,786,508
Starbucks Corp.	135,000	7,871,850

		36,848,698

		42,922,057

Consumer, Non-cyclical — 24.6%
Beverages — 1.4%
Monster Beverage Corp. (a)	226,500	11,252,520

Biotechnology — 13.1%
Alexion Pharmaceuticals, Inc. (a)	126,500	15,391,255
Biogen, Inc. (a)	71,391	19,372,661
BioMarin Pharmaceutical, Inc. (a)	104,500	9,490,690
Celgene Corp. (a)	160,855	20,890,239
Illumina, Inc. (a)	62,500	10,845,000
Incyte Corp. (a)	95,600	12,036,996

	Number of Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	31,600	$15,520,024

		103,546,865

Commercial Services — 4.6%
CoStar Group, Inc. (a)	17,000	4,481,200
Nielsen Holdings PLC	194,080	7,503,133
PayPal Holdings, Inc. (a)	454,191	24,376,431

		36,360,764

Health Care – Products — 2.5%
DENTSPLY SIRONA, Inc.	149,931	9,721,526
Edwards Lifesciences Corp. (a)	84,000	9,932,160

		19,653,686

Health Care – Services — 1.6%
Quintiles IMS Holdings, Inc. (a)	140,959	12,615,830

Pharmaceuticals — 1.4%
Allergan PLC	44,185	10,740,932

		194,170,597

Financial — 17.3%
Diversified Financial Services — 14.0%
The Charles Schwab Corp.	542,001	23,284,363
Intercontinental Exchange, Inc.	218,908	14,430,415
LendingClub Corp. (a)	487,000	2,683,370
Mastercard, Inc. Class A	142,792	17,342,089
Visa, Inc. Class A	566,742	53,149,065

		110,889,302

Real Estate Investment Trusts (REITS) — 3.3%
Crown Castle International Corp.	165,672	16,597,021
Equinix, Inc.	21,689	9,308,051

		25,905,072

		136,794,374

Industrial — 1.8%
Transportation — 1.8%
FedEx Corp.	63,893	13,885,866

Technology — 16.1%
Semiconductors — 1.5%
ASML Holding NV	41,164	5,364,081
NVIDIA Corp.	43,152	6,238,053

		11,602,134

Software — 14.6%
Adobe Systems, Inc. (a)	129,500	18,316,480
athenahealth, Inc. (a) (b)	45,500	6,395,025
Electronic Arts, Inc. (a)	101,463	10,726,668
Intuit, Inc.	59,732	7,933,007
Microsoft Corp.	320,885	22,118,603
salesforce.com, Inc. (a)	278,000	24,074,800
ServiceNow, Inc. (a)	122,500	12,985,000
Splunk, Inc. (a)	171,000	9,728,190

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Growth Opportunities Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Take-Two Interactive Software, Inc. (a)	41,236	$3,025,898

		115,303,671

		126,905,805

TOTAL COMMON STOCK (Cost $579,081,547)		777,263,213

TOTAL EQUITIES (Cost $579,081,547)		777,263,213

MUTUAL FUNDS — 2.6%
Diversified Financial Services — 2.6%
State Street Navigator Securities Lending Prime Portfolio (c)	20,813,873	20,813,873

TOTAL MUTUAL FUNDS (Cost $20,813,873)		20,813,873

TOTAL LONG-TERM INVESTMENTS (Cost $599,895,420)		798,077,086

	Principal Amount
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	$5,045,295	5,045,295

TOTAL SHORT-TERM INVESTMENTS (Cost $5,045,295)		5,045,295

TOTAL INVESTMENTS — 101.8% (Cost $604,940,715) (e)		803,122,381

Other Assets/(Liabilities) — (1.8)%		(14,107,686)

NET ASSETS — 100.0%		$789,014,695

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $20,326,064 or 2.58% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $5,045,316. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $5,149,869.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.9%

COMMON STOCK — 96.9%
Basic Materials — 2.2%
Chemicals — 0.8%
Agrium, Inc.	2,910	$263,326
Huntsman Corp.	21,960	567,446

		830,772

Iron & Steel — 0.3%
Commercial Metals Co.	13,280	258,031

Mining — 1.1%
Alcoa Corp.	20,965	684,507
Freeport-McMoRan, Inc. (a)	17,650	211,977
US Silica Holdings, Inc.	6,625	235,121

		1,131,605

		2,220,408

Communications — 1.4%
Media — 0.6%
CBS Corp. Class B	4,705	300,085
Meredith Corp.	4,635	275,550

		575,635

Telecommunications — 0.8%
Level 3 Communications, Inc. (a)	13,060	774,458

		1,350,093

Consumer, Cyclical — 8.6%
Airlines — 0.6%
United Continental Holdings, Inc. (a)	8,355	628,714

Apparel — 0.6%
Ralph Lauren Corp.	3,656	269,813
Wolverine World Wide, Inc.	10,975	307,410

		577,223

Auto Manufacturers — 0.9%
Honda Motor Co. Ltd. Sponsored ADR	23,420	641,474
PACCAR, Inc.	3,438	227,045

		868,519

Auto Parts & Equipment — 0.8%
Delphi Automotive PLC	5,745	503,549
Visteon Corp. (a)	3,435	350,576

		854,125

Entertainment — 0.4%
Lions Gate Entertainment Corp. Class B (a)	14,355	377,249

Food Services — 0.3%
Aramark	7,640	313,087

Home Builders — 1.3%
PulteGroup, Inc.	21,370	524,206

	Number of Shares	Value
Toll Brothers, Inc.	18,955	$748,912

		1,273,118

Housewares — 0.4%
Newell Brands, Inc.	7,720	413,947

Leisure Time — 0.5%
Carnival Corp.	7,993	524,101

Retail — 2.4%
Advance Auto Parts, Inc.	6,019	701,755
The Children’s Place, Inc.	3,170	323,657
PVH Corp.	7,380	845,010
Target Corp.	9,718	508,155

		2,378,577

Toys, Games & Hobbies — 0.4%
Mattel, Inc.	19,357	416,756

		8,625,416

Consumer, Non-cyclical — 15.1%
Commercial Services — 0.3%
ABM Industries, Inc.	6,040	250,781
ManpowerGroup, Inc.	635	70,897

		321,678

Foods — 5.7%
Conagra Brands, Inc.	28,976	1,036,182
General Mills, Inc.	10,559	584,969
The J.M. Smucker Co.	2,892	342,211
Kellogg Co.	8,392	582,908
Lamb Weston Holdings, Inc.	4,626	203,729
Mondelez International, Inc. Class A	20,185	871,790
Nomad Foods Ltd. (a)	16,985	239,658
Pinnacle Foods, Inc.	13,630	809,622
Sysco Corp.	11,912	599,531
US Foods Holding Corp. (a)	15,015	408,708

		5,679,308

Health Care – Products — 3.7%
Abbott Laboratories	7,614	370,117
Baxter International, Inc.	17,943	1,086,269
Boston Scientific Corp. (a)	11,170	309,632
STERIS PLC	5,931	483,377
Zimmer Biomet Holdings, Inc.	11,311	1,452,332

		3,701,727

Health Care – Services — 3.3%
Envision Healthcare Corp. (a)	10,050	629,834
HCA Healthcare, Inc. (a)	5,350	466,520
HealthSouth Corp.	7,575	366,630
ICON PLC (a)	2,765	270,389
LifePoint Health, Inc. (a)	12,835	861,870
Quest Diagnostics, Inc.	5,702	633,834
Tivity Health, Inc. (a)	2,310	92,054

		3,321,131

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Household Products & Wares — 0.4%
Avery Dennison Corp.	4,845	$428,153

Pharmaceuticals — 1.7%
Cardinal Health, Inc.	7,940	618,685
Express Scripts Holding Co. (a)	8,779	560,451
McKesson Corp.	3,001	493,785

		1,672,921

		15,124,918

Energy — 11.4%
Coal — 0.3%
Arch Coal, Inc. Class A	4,980	340,134

Oil & Gas — 8.9%
Anadarko Petroleum Corp.	14,270	647,002
Cimarex Energy Co.	1,865	175,329
Devon Energy Corp.	15,446	493,808
Energen Corp. (a)	14,595	720,555
EQT Corp.	20,015	1,172,679
Helmerich & Payne, Inc.	7,507	407,930
Hess Corp.	11,855	520,079
Imperial Oil Ltd.	37,617	1,096,486
Marathon Petroleum Corp.	12,354	646,485
Noble Energy, Inc.	29,516	835,303
Occidental Petroleum Corp.	13,466	806,209
Precision Drilling Corp. (a)	170,095	580,024
SM Energy Co.	20,165	333,327
Tesoro Corp.	3,025	283,140
WPX Energy, Inc. (a)	22,480	217,157

		8,935,513

Oil & Gas Services — 1.9%
Baker Hughes, Inc.	17,566	957,522
Halliburton Co.	5,359	228,883
National Oilwell Varco, Inc.	21,971	723,725

		1,910,130

Pipelines — 0.3%
Spectra Energy Partners LP (b)	6,094	261,433

		11,447,210

Financial — 27.3%
Banks — 10.0%
Bank of Hawaii Corp.	3,900	323,583
BB&T Corp.	19,505	885,722
Citizens Financial Group, Inc.	25,090	895,211
Comerica, Inc.	11,010	806,373
Commerce Bancshares, Inc.	11,553	656,557
F.N.B. Corp.	37,740	534,398
KeyCorp	18,440	345,566
M&T Bank Corp.	4,630	749,829
Northern Trust Corp.	21,154	2,056,380
The PNC Financial Services Group, Inc.	4,702	587,139
State Street Corp.	5,180	464,801

	Number of Shares	Value
SunTrust Banks, Inc.	5,670	$321,602
UMB Financial Corp.	3,305	247,412
Westamerica Bancorp.	9,729	545,213
Zions Bancorp	12,460	547,119

		9,966,905

Diversified Financial Services — 3.7%
Ameriprise Financial, Inc.	7,086	901,977
E*TRADE Financial Corp. (a)	8,725	331,812
Invesco Ltd.	30,644	1,078,362
Lazard Ltd. Class A	16,220	751,473
T. Rowe Price Group, Inc.	8,078	599,468

		3,663,092

Insurance — 6.0%
Aflac, Inc.	4,634	359,969
Arthur J Gallagher & Co.	7,412	424,337
Athene Holding Ltd. Class A (a)	11,360	563,570
Brown & Brown, Inc.	8,535	367,602
Chubb Ltd.	5,695	827,939
The Hartford Financial Services Group, Inc.	6,745	354,585
ProAssurance Corp.	5,183	315,126
Reinsurance Group of America, Inc.	4,722	606,258
Torchmark Corp.	2,872	219,708
The Travelers Cos., Inc.	2,118	267,990
Unum Group	30,676	1,430,422
XL Group Ltd.	6,730	294,774

		6,032,280

Real Estate — 0.3%
CBRE Group, Inc. Class A (a)	9,656	351,479

Real Estate Investment Trusts (REITS) — 6.7%
American Tower Corp.	4,494	594,646
Boston Properties, Inc.	1,123	138,152
Digital Realty Trust, Inc.	2,870	324,167
DuPont Fabros Technology, Inc.	2,800	171,248
Empire State Realty Trust, Inc. Class A	12,494	259,500
EPR Properties	10,195	732,715
Gaming and Leisure Properties, Inc.	6,205	233,742
Host Hotels & Resorts, Inc.	24,000	438,480
Liberty Property Trust	3,355	136,582
Medical Properties Trust, Inc.	26,020	334,877
MGM Growth Properties LLC Class A	13,321	388,840
Piedmont Office Realty Trust, Inc. Class A	46,067	971,092
SL Green Realty Corp.	6,285	664,953
Weyerhaeuser Co.	40,000	1,340,000

		6,728,994

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Savings & Loans — 0.6%
Capitol Federal Financial, Inc.	40,286	$572,464

		27,315,214

Industrial — 16.2%
Building Materials — 1.9%
Johnson Controls International PLC	44,354	1,923,189

Electrical Components & Equipment — 2.0%
Belden, Inc.	7,030	530,273
Emerson Electric Co.	9,945	592,921
Hubbell, Inc.	7,268	822,519

		1,945,713

Electronics — 2.4%
Keysight Technologies, Inc. (a)	21,244	827,029
Koninklijke Philips NV	17,750	631,837
Orbotech Ltd. (a)	4,165	135,862
PerkinElmer, Inc.	2,525	172,054
TE Connectivity Ltd.	8,195	644,783

		2,411,565

Engineering & Construction — 0.7%
KBR, Inc.	48,175	733,224

Environmental Controls — 0.5%
Republic Services, Inc.	8,470	539,793

Machinery – Construction & Mining — 0.4%
Oshkosh Corp.	6,220	428,434

Machinery – Diversified — 1.5%
AGCO Corp.	3,605	242,941
Cummins, Inc.	5,933	962,451
Rockwell Automation, Inc.	1,835	297,197

		1,502,589

Miscellaneous – Manufacturing — 3.0%
Crane Co.	8,080	641,390
Eaton Corp. PLC	2,310	179,787
Ingersoll-Rand PLC	9,459	864,458
ITT, Inc.	1,637	65,775
Parker-Hannifin Corp.	2,368	378,454
Textron, Inc.	17,303	814,971

		2,944,835

Packaging & Containers — 2.2%
Bemis Co., Inc.	12,489	577,616
Graphic Packaging Holding Co.	2,351	32,397
Sonoco Products Co.	10,843	557,547
WestRock Co.	18,677	1,058,239

		2,225,799

Transportation — 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	7,625	397,644
Heartland Express, Inc.	35,138	731,573

		1,129,217

	Number of Shares	Value
Trucking & Leasing — 0.5%
GATX Corp.	7,175	$461,137

		16,245,495

Technology — 6.4%
Computers — 1.5%
Barracuda Networks, Inc. (a)	25,090	578,575
Leidos Holdings, Inc.	6,510	336,502
NetApp, Inc.	8,810	352,841
Western Digital Corp.	2,160	191,376

		1,459,294

Semiconductors — 4.9%
Analog Devices, Inc.	1,555	120,979
Applied Materials, Inc.	18,650	770,432
Lam Research Corp.	6,280	888,180
Maxim Integrated Products, Inc.	19,369	869,668
Micron Technology, Inc. (a)	22,045	658,264
Microsemi Corp. (a)	10,125	473,850
Teradyne, Inc.	33,847	1,016,425
Xilinx, Inc.	1,800	115,776

		4,913,574

		6,372,868

Utilities — 8.3%
Electric — 7.4%
Ameren Corp.	20,067	1,097,063
Edison International	11,945	933,980
Entergy Corp.	3,320	254,876
Eversource Energy	4,879	296,204
Exelon Corp.	19,660	709,136
NorthWestern Corp.	6,910	421,648
PG&E Corp.	16,703	1,108,578
Pinnacle West Capital Corp.	5,610	477,748
Public Service Enterprise Group, Inc.	20,955	901,275
Westar Energy, Inc.	5,246	278,143
Xcel Energy, Inc.	20,531	941,962

		7,420,613

Gas — 0.9%
Atmos Energy Corp.	5,047	418,649
Spire, Inc.	7,411	516,917

		935,566

		8,356,179

TOTAL COMMON STOCK (Cost $89,100,434)		97,057,801

TOTAL EQUITIES (Cost $89,100,434)		97,057,801

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid-Cap Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MUTUAL FUNDS — 1.7%
Diversified Financial Services — 1.7%
iShares Russell Mid-Cap Value ETF	19,635	$1,651,107

TOTAL MUTUAL FUNDS (Cost $1,561,553)		1,651,107

TOTAL LONG-TERM INVESTMENTS (Cost $90,661,987)		98,708,908

	Principal Amount
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	$2,097,523	2,097,523

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	3,908	3,908

TOTAL SHORT-TERM INVESTMENTS (Cost $2,101,431)		2,101,431

TOTAL INVESTMENTS — 100.7% (Cost $92,763,418) (d)		100,810,339

Other Assets/(Liabilities) — (0.7)%		(677,822)

NET ASSETS — 100.0%		$100,132,517

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
(a)	Non-income producing security.
(b)	Security is a Master Limited Partnership.
(c)	Maturity value of $2,097,532. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 2.000%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $2,145,121.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 7.3%
Chemicals — 2.2%
Orion Engineered Carbons SA	1,200	$23,940
PolyOne Corp.	67,119	2,600,190
Sensient Technologies Corp.	18,370	1,479,336

		4,103,466

Forest Products & Paper — 1.2%
Deltic Timber Corp.	16,380	1,222,931
Neenah Paper, Inc.	11,320	908,430

		2,131,361

Iron & Steel — 1.4%
Allegheny Technologies, Inc.	149,200	2,537,892

Mining — 2.5%
Ferroglobe PLC	241,700	2,888,315
Ferroglobe Representation & Warranty Insurance Trust (a) (b)	234,800	—
Luxfer Holdings PLC ADR	66,652	852,479
Materion Corp.	23,200	867,680

		4,608,474

		13,381,193

Consumer, Cyclical — 7.0%
Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Holdings, Inc. (b)	127,079	1,982,433

Distribution & Wholesale — 0.9%
Essendant, Inc.	59,230	878,381
ScanSource, Inc. (b)	21,300	858,390

		1,736,771

Home Builders — 0.6%
TRI Pointe Group, Inc. (b)	78,370	1,033,700

Home Furnishing — 1.1%
Whirlpool Corp.	10,453	2,003,004

Housewares — 1.1%
The Scotts Miracle-Gro Co.	22,817	2,041,209

Office Furnishings — 0.4%
Steelcase, Inc. Class A	56,420	789,880

Retail — 0.9%
The Cato Corp. Class A	30,140	530,163
Fred’s, Inc. Class A	74,130	684,220
Stage Stores, Inc.	47,550	98,904
Vitamin Shoppe, Inc. (b)	29,202	340,203

		1,653,490

Storage & Warehousing — 0.9%
Mobile Mini, Inc.	52,871	1,578,199

		12,818,686

	Number of Shares	Value
Consumer, Non-cyclical — 12.6%
Beverages — 0.5%
C&C Group PLC	247,681	$912,439

Commercial Services — 3.3%
Forrester Research, Inc.	26,770	1,048,046
FTI Consulting, Inc. (b)	41,290	1,443,498
Huron Consulting Group, Inc. (b)	27,270	1,178,064
ICF International, Inc. (b)	10,650	501,615
Matthews International Corp. Class A	22,960	1,406,300
SEACOR Marine Holdings, Inc. (b)	23,714	482,817

		6,060,340

Foods — 2.2%
Cranswick PLC	38,294	1,399,169
Post Holdings, Inc. (b)	17,580	1,365,087
Smart & Final Stores, Inc. (b)	134,740	1,226,134

		3,990,390

Health Care – Products — 3.2%
Haemonetics Corp. (b)	40,480	1,598,555
ICU Medical, Inc. (b)	7,850	1,354,125
Natus Medical, Inc. (b)	17,120	638,576
STERIS PLC	27,010	2,201,315

		5,792,571

Health Care – Services — 2.1%
Envision Healthcare Corp. (b)	23,980	1,502,827
HealthSouth Corp.	47,788	2,312,939

		3,815,766

Household Products & Wares — 1.0%
Acco Brands Corp. (b)	111,220	1,295,713
Helen of Troy Ltd. (b)	6,680	628,588

		1,924,301

Pharmaceuticals — 0.3%
Phibro Animal Health Corp. Class A	15,870	587,984

		23,083,791

Energy — 4.8%
Oil & Gas — 3.2%
Callon Petroleum Co. (b)	196,400	2,083,804
Diamondback Energy, Inc. (b)	14,430	1,281,528
Range Resources Corp.	48,937	1,133,870
Resolute Energy Corp. (b)	22,470	668,932
RSP Permian, Inc. (b)	21,188	683,737

		5,851,871

Oil & Gas Services — 1.6%
Era Group, Inc. (b)	33,570	317,572
Flotek Industries, Inc. (b)	88,800	793,872
SEACOR Holdings, Inc. (b)	19,310	662,333
Thermon Group Holdings, Inc. (b)	63,520	1,217,679

		2,991,456

		8,843,327

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Financial — 20.9%
Banks — 11.3%
1st Source Corp.	19,480	$933,871
FCB Financial Holdings, Inc. Class A (b)	13,450	642,238
First Midwest Bancorp, Inc.	63,840	1,488,110
Great Western Bancorp, Inc.	39,610	1,616,484
Hancock Holding Co.	45,370	2,223,130
International Bancshares Corp.	45,820	1,605,991
MB Financial, Inc.	38,290	1,686,292
Prosperity Bancshares, Inc.	38,758	2,489,814
Texas Capital Bancshares, Inc. (b)	46,036	3,563,186
UMB Financial Corp.	36,600	2,739,876
Webster Financial Corp.	32,230	1,683,051

		20,672,043

Insurance — 5.4%
Alleghany Corp. (b)	2,908	1,729,678
Assured Guaranty Ltd.	25,520	1,065,205
Kemper Corp.	32,580	1,257,588
MGIC Investment Corp. (b)	221,500	2,480,800
Reinsurance Group of America, Inc.	15,630	2,006,735
White Mountains Insurance Group Ltd.	1,660	1,441,926

		9,981,932

Real Estate Investment Trusts (REITS) — 2.9%
Corporate Office Properties Trust	31,690	1,110,101
DiamondRock Hospitality Co.	74,174	812,205
Education Realty Trust, Inc.	20,053	777,054
Ramco-Gershenson Properties Trust	109,730	1,415,517
Summit Hotel Properties, Inc.	64,040	1,194,346

		5,309,223

Savings & Loans — 1.3%
Banc of California, Inc.	44,570	958,255
Northwest Bancshares, Inc.	88,990	1,389,134

		2,347,389

		38,310,587

Industrial — 34.0%
Aerospace & Defense — 0.8%
Cubic Corp.	31,490	1,457,987

Building Materials — 4.4%
Gibraltar Industries, Inc. (b)	47,728	1,701,503
Simpson Manufacturing Co., Inc.	55,509	2,426,299
Trex Co., Inc. (b)	33,821	2,288,329
Tyman PLC	354,284	1,635,789

		8,051,920

Electrical Components & Equipment — 2.2%
Belden, Inc.	31,830	2,400,937
Encore Wire Corp.	37,100	1,584,170

		3,985,107

	Number of Shares	Value
Electronics — 8.8%
CTS Corp.	41,600	$898,560
ESCO Technologies, Inc.	23,050	1,374,933
FARO Technologies, Inc. (b)	44,093	1,666,715
II-VI, Inc. (b)	110,028	3,773,960
Keysight Technologies, Inc. (b)	41,790	1,626,885
Park Electrochemical Corp.	36,070	664,409
Plexus Corp. (b)	52,382	2,753,722
Vishay Intertechnology, Inc.	204,797	3,399,630

		16,158,814

Engineering & Construction — 3.5%
Comfort Systems USA, Inc.	51,713	1,918,552
Mistras Group, Inc. (b)	49,480	1,087,076
Primoris Services Corp.	136,810	3,412,041

		6,417,669

Environmental Controls — 0.5%
Clean Harbors, Inc. (b)	17,450	974,234

Machinery – Construction & Mining — 3.0%
Babcock & Wilcox Enterprises, Inc. (b)	47,430	557,777
Oshkosh Corp.	24,603	1,694,654
Terex Corp.	87,322	3,274,575

		5,527,006

Machinery – Diversified — 1.0%
Albany International Corp. Class A	35,080	1,873,272

Metal Fabricate & Hardware — 2.5%
CIRCOR International, Inc.	18,210	1,081,310
Mueller Industries, Inc.	52,970	1,612,937
TriMas Corp. (b)	87,550	1,825,417

		4,519,664

Miscellaneous – Manufacturing — 2.9%
Barnes Group, Inc.	48,990	2,867,385
Colfax Corp. (b)	55,500	2,185,035
Federal Signal Corp.	10,400	180,544

		5,232,964

Packaging & Containers — 1.0%
Greif, Inc. Class A	33,570	1,872,535

Transportation — 2.6%
Air Transport Services Group, Inc. (b)	98,567	2,146,789
Dorian LPG Ltd. (b)	55,020	450,063
Forward Air Corp.	20,610	1,098,101
Scorpio Tankers, Inc.	238,810	948,076

		4,643,029

Trucking & Leasing — 0.8%
GATX Corp.	21,950	1,410,726

		62,124,927

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Value Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 7.8%
Computers — 2.4%
Diebold Nixdorf, Inc.	35,450	$992,600
MTS Systems Corp.	36,500	1,890,700
WNS Holdings Ltd. ADR (b)	40,920	1,406,011

		4,289,311

Semiconductors — 4.6%
Brooks Automation, Inc.	161,161	3,495,582
Diodes, Inc. (b)	95,008	2,283,043
Photronics, Inc. (b)	159,528	1,499,563
Xcerra Corp. (b)	111,230	1,086,717

		8,364,905

Software — 0.8%
Allscripts Healthcare Solutions, Inc. (b)	119,640	1,526,606

		14,180,822

Utilities — 2.7%
Electric — 0.4%
Westar Energy, Inc.	11,860	628,817

Gas — 2.3%
New Jersey Resources Corp.	14,440	573,268
Spire, Inc.	14,490	1,010,678
UGI Corp.	30,025	1,453,510
WGL Holdings, Inc.	14,430	1,203,895

		4,241,351

		4,870,168

TOTAL COMMON STOCK (Cost $140,315,436)		177,613,501

TOTAL EQUITIES (Cost $140,315,436)		177,613,501

TOTAL LONG-TERM INVESTMENTS (Cost $140,315,436)		177,613,501

	Principal Amount
SHORT-TERM INVESTMENTS — 2.9%
Repurchase Agreement — 2.9%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	$5,377,323	5,377,323

TOTAL SHORT-TERM INVESTMENTS (Cost $5,377,323)		5,377,323

Value
TOTAL INVESTMENTS — 100.0% (Cost $145,692,759) (d)	$182,990,824

Other Assets/(Liabilities) — (0.0)%	(81,029)

NET ASSETS — 100.0%	$182,909,795

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(b)	Non-income producing security.
(c)	Maturity value of $5,377,345. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $5,491,259.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.1%

COMMON STOCK — 97.1%
Basic Materials — 3.2%
Chemicals — 1.2%
American Vanguard Corp.	16,700	$288,075
Innophos Holdings, Inc.	2,900	127,136
Innospec, Inc.	4,522	296,417
KMG Chemicals, Inc.	11,500	559,705
Koppers Holdings, Inc. (a)	12,800	462,720
Kronos Worldwide, Inc.	34,700	632,234
Minerals Technologies, Inc.	8,600	629,520
OMNOVA Solutions, Inc. (a)	9,000	87,750
Valhi, Inc.	9,700	28,906

		3,112,463

Forest Products & Paper — 0.2%
Clearwater Paper Corp. (a)	9,700	453,475
Mercer International, Inc.	8,000	92,000

		545,475

Iron & Steel — 1.4%
Carpenter Technology Corp.	13,200	494,076
Cliffs Natural Resources, Inc. (a) (b)	125,700	869,844
Commercial Metals Co.	79,045	1,535,844
Reliance Steel & Aluminum Co.	4,100	298,521
Shiloh Industries, Inc. (a)	18,800	220,712

		3,418,997

Mining — 0.4%
Ferroglobe PLC	69,665	832,497
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	49,975	-
New Gold, Inc. (a)	45,000	143,100

		975,597

		8,052,532

Communications — 4.3%
Internet — 0.9%
Blucora, Inc. (a)	18,300	387,960
ePlus, Inc. (a)	13,825	1,024,433
PC-Tel, Inc.	9,100	64,428
Rightside Group Ltd. (a)	26,163	277,851
The Rubicon Project, Inc. (a)	46,595	239,498
Sohu.com, Inc. (a)	1,900	85,614
TechTarget, Inc. (a)	3,500	36,295
Travelzoo (a)	5,900	64,605
US Auto Parts Network, Inc. (a)	9,300	30,039

		2,210,723

Media — 1.9%
Cable One, Inc.	628	446,445
Houghton Mifflin Harcourt Co. (a)	57,515	707,435
The McClatchy Co. Class A (a) (b)	2,600	24,284

	Number of Shares	Value
Nexstar Media Group, Inc. Class A	22,485	$1,344,603
Salem Media Group, Inc.	5,500	39,050
Scholastic Corp.	6,600	287,694
Sinclair Broadcast Group, Inc. Class A (b)	35,700	1,174,530
Tribune Media Co. Class A	16,385	668,016

		4,692,057

Telecommunications — 1.5%
Black Box Corp.	17,800	152,190
Ciena Corp. (a)	38,265	957,390
Extreme Networks, Inc. (a)	100,100	922,922
Harmonic, Inc. (a) (b)	76,700	402,675
RigNet, Inc. (a)	6,700	107,535
Vonage Holdings Corp. (a)	209,575	1,370,621

		3,913,333

		10,816,113

Consumer, Cyclical — 8.2%
Airlines — 0.2%
Copa Holdings SA Class A	600	70,200
Hawaiian Holdings, Inc. (a)	7,700	361,515

		431,715

Apparel — 0.5%
Crocs, Inc. (a)	14,600	112,566
Perry Ellis International, Inc. (a)	7,000	136,220
Skechers U.S.A., Inc. Class A (a)	17,415	513,742
Steven Madden Ltd. (a)	12,000	479,400

		1,241,928

Auto Manufacturers — 0.4%
Blue Bird Corp. (a) (b)	12,600	214,200
Wabash National Corp. (b)	38,000	835,240

		1,049,440

Auto Parts & Equipment — 1.1%
Commercial Vehicle Group, Inc. (a)	29,900	252,655
Cooper-Standard Holding, Inc. (a)	2,000	201,740
Dorman Products, Inc. (a)	8,800	728,376
Meritor, Inc. (a)	32,100	533,181
Tenneco, Inc.	15,165	876,992
Tower International, Inc.	6,100	136,945

		2,729,889

Distribution & Wholesale — 1.0%
Beacon Roofing Supply, Inc. (a)	12,300	602,700
Pool Corp.	7,000	822,990
Titan Machinery, Inc. (a)	22,500	404,550
WESCO International, Inc. (a)	13,115	751,489

		2,581,729

Home Builders — 0.5%
Cavco Industries, Inc. (a)	4,200	544,530

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Taylor Morrison Home Corp. Class A (a)	23,500	$564,235

		1,108,765

Home Furnishing — 0.2%
Ethan Allen Interiors, Inc.	8,800	284,240
Select Comfort Corp. (a)	8,800	312,312

		596,552

Leisure Time — 0.3%
LCI Industries	6,800	696,320
Liberty TripAdvisor Holdings, Inc. Class A (a)	5,100	59,160

		755,480

Lodging — 0.2%
ILG, Inc.	15,700	431,593

Retail — 3.1%
Asbury Automotive Group, Inc. (a)	17,700	1,000,935
Big 5 Sporting Goods Corp. (b)	27,200	354,960
Bob Evans Farms, Inc.	7,200	517,176
Caleres, Inc.	25,750	715,335
The Children’s Place, Inc. (b)	3,500	357,350
Fred’s, Inc. Class A (b)	11,200	103,376
Lumber Liquidators Holdings, Inc. (a) (b)	18,900	473,634
Office Depot, Inc.	151,300	853,332
Party City Holdco, Inc. (a) (b)	21,749	340,372
PetMed Express, Inc.	13,300	539,980
Pier 1 Imports, Inc.	88,500	459,315
PriceSmart, Inc.	5,400	473,040
Red Robin Gourmet Burgers, Inc. (a)	5,400	352,350
Rush Enterprises, Inc. Class A (a)	24,400	907,192
Sportsman’s Warehouse Holdings, Inc. (a) (b)	21,827	117,866
Tilly’s, Inc. Class A	25,900	262,885

		7,829,098

Textiles — 0.7%
Culp, Inc.	11,900	386,750
UniFirst Corp.	9,300	1,308,510

		1,695,260

		20,451,449

Consumer, Non-cyclical — 13.9%
Agriculture — 0.4%
Alliance One International, Inc. (a)	7,500	108,000
Universal Corp.	9,600	621,120
Vector Group Ltd. (b)	11,146	237,633

		966,753

Beverages — 0.3%
Cott Corp.	46,270	668,139
National Beverage Corp. (b)	1,000	93,560

		761,699

	Number of Shares	Value
Biotechnology — 1.3%
Assembly Biosciences, Inc. (a)	17,000	$351,050
ChemoCentryx, Inc. (a)	7,100	66,456
Cytokinetics, Inc. (a)	36,000	435,600
CytomX Therapeutics, Inc. (a)	6,600	102,300
Emergent BioSolutions, Inc. (a)	25,395	861,145
ImmunoGen, Inc. (a) (b)	87,500	622,125
Innoviva, Inc. (a)	10,300	131,840
The Medicines Co. (a) (b)	11,515	437,685
PDL BioPharma, Inc.	103,500	255,645

		3,263,846

Commercial Services — 5.2%
Aaron’s, Inc.	49,400	1,921,660
Acacia Research Corp. (a)	56,100	230,010
Adtalem Global Education, Inc.	37,210	1,412,119
American Public Education, Inc. (a)	13,000	307,450
ARC Document Solutions, Inc. (a)	45,900	190,944
Cambium Learning Group, Inc. (a)	36,300	184,041
Capella Education Co.	7,200	616,320
Care.com, Inc. (a)	2,600	39,260
Ennis, Inc.	26,700	509,970
Everi Holdings, Inc. (a)	66,700	485,576
EVERTEC, Inc.	73,285	1,267,831
FTI Consulting, Inc. (a)	9,200	321,632
Green Dot Corp. Class A (a)	16,600	639,598
The Hackett Group, Inc.	14,500	224,750
K12, Inc. (a)	6,100	109,312
LSC Communications, Inc.	21,613	462,518
Matthews International Corp. Class A	4,200	257,250
McGrath RentCorp	11,276	390,488
Navigant Consulting, Inc. (a)	22,400	442,624
Neff Corp. Class A (a)	9,600	182,400
Nutrisystem, Inc.	10,000	520,500
Quad/Graphics, Inc.	40,700	932,844
Rent-A-Center, Inc. (b)	15,000	175,800
RPX Corp. (a)	50,900	710,055
Vectrus, Inc. (a)	10,900	352,288

		12,887,240

Foods — 1.2%
Fresh Del Monte Produce, Inc.	500	25,455
Nomad Foods Ltd. (a)	50,000	705,500
Pinnacle Foods, Inc.	6,900	409,860
Post Holdings, Inc. (a)	5,100	396,015
Snyder’s-Lance, Inc.	28,600	990,132
SpartanNash Co.	13,300	345,268

		2,872,230

Health Care – Products — 2.8%
Analogic Corp.	3,800	276,070
Atrion Corp.	1,523	979,746
Haemonetics Corp. (a)	13,400	529,166
Halyard Health, Inc. (a)	16,000	628,480
Lantheus Holdings, Inc. (a)	33,100	584,215

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
LivaNova PLC (a) (b)	19,290	$1,180,741
MiMedx Group, Inc. (a)	28,300	423,651
Quidel Corp. (a)	18,100	491,234
Repligen Corp. (a) (b)	1,900	78,736
West Pharmaceutical Services, Inc.	10,000	945,200
Wright Medical Group NV (a) (b)	30,513	838,802

		6,956,041

Health Care – Services — 0.9%
The Ensign Group, Inc.	8,652	188,354
Medpace Holdings, Inc. (a) (b)	19,650	569,850
National HealthCare Corp.	2,700	189,378
Psychemedics Corp.	3,000	74,850
Select Medical Holdings Corp. (a)	22,100	339,235
Triple-S Management Corp. Class B (a)	10,839	183,287
WellCare Health Plans, Inc. (a)	3,450	619,482

		2,164,436

Household Products & Wares — 0.2%
Central Garden & Pet Co. Class A (a)	10,900	327,218
CSS Industries, Inc.	11,100	290,376

		617,594

Pharmaceuticals — 1.6%
Akebia Therapeutics, Inc. (a)	16,100	231,357
BioSpecifics Technologies Corp. (a)	6,700	331,717
Corcept Therapeutics, Inc. (a)	64,500	761,100
Cumberland Pharmaceuticals, Inc. (a)	17,900	126,553
Eagle Pharmaceuticals, Inc. (a) (b)	6,300	497,007
Enanta Pharmaceuticals, Inc. (a)	3,500	125,930
Endo International PLC (a)	4,400	49,148
Heska Corp. (a)	900	91,863
Omega Protein Corp.	22,700	406,330
Owens & Minor, Inc.	19,585	630,441
Progenics Pharmaceuticals, Inc. (a)	3,000	20,370
Supernus Pharmaceuticals, Inc. (a)	15,900	685,290
Xencor, Inc. (a)	2,600	54,886

		4,011,992

		34,501,831

Diversified — 0.1%
Holding Company – Diversified — 0.1%
Conyers Park Acquisition Corp. (a)	11,700	149,175

Energy — 5.3%
Coal — 0.2%
Cloud Peak Energy, Inc. (a)	69,500	245,335
Hallador Energy Co.	32,100	249,417
SunCoke Energy, Inc. (a)	3,900	42,510

		537,262

Energy – Alternate Sources — 0.2%
REX American Resources Corp. (a)	4,400	424,864

	Number of Shares	Value
Oil & Gas — 2.8%
Adams Resources & Energy, Inc.	1,500	$61,620
Bill Barrett Corp. (a)	86,100	264,327
California Resources Corp. (a) (b)	9,700	82,935
Centennial Resource Development, Inc. Class A (a) (b)	21,900	346,458
Comstock Resources, Inc. (a)	17,000	120,190
Contango Oil & Gas Co. (a)	16,300	108,232
Evolution Petroleum Corp.	36,100	292,410
Matador Resources Co. (a) (b)	25,100	536,387
Panhandle Oil & Gas, Inc. Class A	2,600	60,060
Parsley Energy, Inc. Class A (a)	13,700	380,175
PBF Energy, Inc. Class A (b)	38,990	867,917
Ring Energy, Inc. (a)	60,505	786,565
Rowan Cos. PLC Class A (a)	5,900	60,416
SandRidge Energy, Inc. (a) (b)	61,335	1,055,575
SM Energy Co.	35,660	589,460
Tesoro Corp.	5,698	533,333
Whiting Petroleum Corp. (a) (b)	86,700	477,717
WPX Energy, Inc. (a)	41,600	401,856

		7,025,633

Oil & Gas Services — 1.8%
Archrock, Inc.	5,300	60,420
Era Group, Inc. (a)	3,900	36,894
Exterran Corp. (a)	38,000	1,014,600
Frank’s International NV (b)	28,200	233,778
Gulf Island Fabrication, Inc.	3,600	41,760
Keane Group, Inc. (a) (b)	10,000	160,000
MRC Global, Inc. (a)	61,930	1,023,084
NCS Multistage Holdings, Inc. (a) (b)	1,625	40,918
NOW, Inc. (a) (b)	34,690	557,815
Oceaneering International, Inc.	11,900	271,796
Tesco Corp. (a)	42,300	188,235
TETRA Technologies, Inc. (a)	265,085	739,587
Thermon Group Holdings, Inc. (a)	12,200	233,874

		4,602,761

Pipelines — 0.3%
SemGroup Corp. Class A	25,045	676,215

		13,266,735

Financial — 38.8%
Banks — 16.2%
1st Source Corp.	2,500	119,850
BancFirst Corp.	400	38,640
Bank of Commerce Holdings (b)	3,100	34,255
Bank of Hawaii Corp.	6,200	514,414
Bank of Marin Bancorp	1,500	92,325
BankUnited, Inc.	24,900	839,379
Bankwell Financial Group, Inc.	2,500	78,075
Boston Private Financial Holdings, Inc.	24,400	374,540
C&F Financial Corp.	2,800	131,320

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Central Pacific Financial Corp.	14,600	$459,462
Central Valley Community Bancorp	14,000	310,240
Century Bancorp, Inc. Class A	3,000	190,800
Chemical Financial Corp.	42,246	2,045,129
Citizens & Northern Corp.	3,200	74,432
CoBiz Financial, Inc.	27,500	478,500
Columbia Banking System, Inc.	20,900	832,865
CVB Financial Corp.	7,100	159,253
East West Bancorp, Inc.	24,310	1,424,080
F.N.B. Corp.	189,945	2,689,621
FCB Financial Holdings, Inc. Class A (a)	9,305	444,314
Financial Institutions, Inc.	3,200	95,360
First BanCorp (a)	7,200	41,688
First Busey Corp.	9,400	275,608
First Hawaiian, Inc.	10,772	329,839
First Interstate BancSystem, Inc. Class A	14,800	550,560
First Merchants Corp.	13,100	525,834
First Midwest Bancorp, Inc.	36,560	852,214
The First of Long Island Corp.	8,100	231,660
Franklin Financial Network, Inc. (a)	10,800	445,500
Glacier Bancorp, Inc.	19,900	728,539
Great Western Bancorp, Inc.	15,410	628,882
Heritage Financial Corp.	1,536	40,704
Hilltop Holdings, Inc.	59,615	1,562,509
Home BancShares, Inc.	60,200	1,498,980
Hope Bancorp, Inc.	26,600	496,090
Horizon Bancorp	6,700	176,545
Howard Bancorp, Inc. (a)	8,741	168,264
IBERIABANK Corp.	35,160	2,865,540
Lakeland Financial Corp.	17,900	821,252
MainSource Financial Group, Inc.	6,300	211,113
MB Financial, Inc.	57,600	2,536,704
National Bank Holdings Corp. Class A	19,800	655,578
Northrim BanCorp, Inc.	4,800	145,920
OFG Bancorp (b)	14,600	146,000
Park Sterling Corp.	20,900	248,292
PCSB Financial Corp. (a) (b)	2,165	36,935
Pinnacle Financial Partners, Inc.	5,500	345,400
Popular, Inc.	46,385	1,934,718
Preferred Bank	1,700	90,899
Prosperity Bancshares, Inc.	16,300	1,047,112
Republic Bancorp, Inc. Class A	3,100	110,670
S&T Bancorp, Inc.	1,600	57,376
Stock Yards Bancorp, Inc.	2,200	85,580
SVB Financial Group (a)	5,750	1,010,792
Synovus Financial Corp.	7,300	322,952
Texas Capital Bancshares, Inc. (a)	7,700	595,980
Towne Bank	25,100	773,080
Two River Bancorp (b)	8,400	156,156
UMB Financial Corp.	3,300	247,038
Umpqua Holdings Corp.	4,600	84,456

	Number of Shares	Value
United Community Banks, Inc.	12,500	$347,500
Valley National Bancorp	4,700	55,507
Veritex Holdings, Inc. (a)	800	21,064
Walker & Dunlop, Inc. (a)	27,700	1,352,591
Washington Trust Bancorp, Inc.	3,300	170,115
Webster Financial Corp.	11,815	616,979
West Bancorporation, Inc.	15,100	357,115
Wintrust Financial Corp.	39,045	2,984,600

		40,415,284

Diversified Financial Services — 3.4%
BGC Partners, Inc. Class A	87,390	1,104,609
CBOE Holdings, Inc.	6,033	551,416
Evercore Partners, Inc. Class A	500	35,250
Federal Agricultural Mortgage Corp. Class C	10,700	692,290
Houlihan Lokey, Inc.	8,724	304,468
Impac Mortgage Holdings, Inc. (a) (b)	9,200	139,196
INTL. FCStone, Inc. (a)	7,700	290,752
Janus Henderson Group PLC (a) (b)	11,231	371,858
Navient Corp.	31,900	531,135
Nelnet, Inc. Class A	1,800	84,618
OM Asset Management PLC	163,495	2,429,536
OneMain Holdings, Inc. (a) (b)	43,820	1,077,534
PennyMac Financial Services, Inc. Class A (a)	25,500	425,850
Regional Management Corp. (a)	8,200	193,766
Stifel Financial Corp. (a)	5,300	243,694

		8,475,972

Insurance — 4.9%
American Equity Investment Life Holding Co.	8,600	226,008
Argo Group International Holdings Ltd.	29,122	1,764,793
Assured Guaranty Ltd.	11,600	484,184
CNO Financial Group, Inc.	101,665	2,122,766
Employers Holdings, Inc.	10,730	453,879
Essent Group Ltd. (a)	10,000	371,400
Investors Title Co.	250	48,360
Kinsale Capital Group, Inc.	7,835	292,324
MGIC Investment Corp. (a)	48,700	545,440
ProAssurance Corp.	14,500	881,600
Radian Group, Inc.	177,580	2,903,433
Safety Insurance Group, Inc.	3,900	266,370
State Auto Financial Corp.	12,800	329,344
Third Point Reinsurance Ltd. (a)	23,900	332,210
Validus Holdings Ltd.	19,795	1,028,746

		12,050,857

Private Equity — 0.1%
Safeguard Scientifics, Inc. (a)	14,200	168,980

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.1%
Maui Land & Pineapple Co., Inc. (a)	15,900	$322,770

Real Estate Investment Trusts (REITS) — 10.9%
Acadia Realty Trust	16,900	469,820
AG Mortgage Investment Trust, Inc.	16,400	300,120
American Assets Trust, Inc.	4,800	189,072
American Campus Communities, Inc.	7,000	331,100
Anworth Mortgage Asset Corp.	87,500	525,875
Ares Commercial Real Estate Corp.	8,200	107,338
ARMOUR Residential REIT, Inc. (b)	19,800	495,000
Cedar Realty Trust, Inc.	130,200	631,470
Chimera Investment Corp.	4,000	74,520
Colony Starwood Homes	69,422	2,381,869
CoreCivic, Inc.	17,900	493,682
CoreSite Realty Corp.	4,600	476,238
CYS Investments, Inc.	15,700	132,037
Douglas Emmett, Inc.	10,400	397,384
EastGroup Properties, Inc.	16,400	1,374,320
First Potomac Realty Trust	44,410	493,395
The GEO Group, Inc.	6,700	198,119
Getty Realty Corp.	8,400	210,840
Healthcare Realty Trust, Inc.	81,535	2,784,420
Invesco Mortgage Capital, Inc.	150,405	2,513,268
iStar, Inc. (a)	9,400	113,176
Kilroy Realty Corp.	6,400	480,960
Kite Realty Group Trust	28,960	548,213
Lexington Realty Trust	78,930	782,196
Mack-Cali Realty Corp.	30,000	814,200
MFA Financial, Inc.	26,500	222,335
MTGE Investment Corp.	14,900	280,120
New Residential Investment Corp.	97,375	1,515,155
PennyMac Mortgage Investment Trust	2,400	43,896
Piedmont Office Realty Trust, Inc. Class A	23,900	503,812
Potlatch Corp.	22,700	1,037,390
PS Business Parks, Inc.	13,400	1,774,026
Retail Opportunity Investments Corp.	14,500	278,255
Saul Centers, Inc.	8,100	469,638
Summit Hotel Properties, Inc.	73,000	1,361,450
Sunstone Hotel Investors, Inc.	19,600	315,952
Washington Real Estate Investment Trust	61,895	1,974,450
Weingarten Realty Investors	4,600	138,460

		27,233,571

Savings & Loans — 3.2%
Beneficial Bancorp, Inc.	31,572	473,580
Charter Financial Corp.	20,300	365,400
Dime Community Bancshares, Inc.	29,700	582,120
First Defiance Financial Corp.	6,600	347,688
Flagstar Bancorp, Inc. (a)	73,205	2,256,178
FS Bancorp, Inc.	1,700	75,871

	Number of Shares	Value
Hingham Institution for Savings	1,150	$209,220
Meridian Bancorp, Inc.	14,000	236,600
Meta Financial Group, Inc.	2,100	186,900
Oritani Financial Corp.	2,300	39,215
Riverview Bancorp, Inc.	5,700	37,848
United Financial Bancorp, Inc.	30,900	515,721
Washington Federal, Inc.	4,400	146,080
WSFS Financial Corp.	53,575	2,429,626

		7,902,047

		96,569,481

Government — 0.2%
Multi-National — 0.2%
Banco Latinoamericano de Comercio Exterior SA	14,400	394,272

Industrial — 14.9%
Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	10,350	949,923
Ducommun, Inc. (a)	10,600	334,748
Kaman Corp.	5,400	269,298
KLX, Inc. (a)	21,015	1,050,750
Triumph Group, Inc.	14,050	443,980

		3,048,699

Building Materials — 0.2%
Universal Forest Products, Inc.	4,700	410,357

Electrical Components & Equipment — 1.9%
Advanced Energy Industries, Inc. (a)	8,000	517,520
Belden, Inc.	14,400	1,086,192
Energizer Holdings, Inc.	21,010	1,008,900
Littelfuse, Inc.	6,897	1,138,005
SPX Corp. (a)	42,500	1,069,300

		4,819,917

Electronics — 3.7%
Badger Meter, Inc.	10,300	410,455
Bel Fuse, Inc. Class B	6,000	148,200
Benchmark Electronics, Inc. (a)	62,240	2,010,352
Brady Corp. Class A	10,300	349,170
Control4 Corp. (a)	14,700	288,267
ESCO Technologies, Inc.	12,700	757,555
Itron, Inc. (a)	1,400	94,850
KEMET Corp. (a)	50,500	646,400
Knowles Corp. (a) (b)	32,800	554,976
Methode Electronics, Inc.	9,700	399,640
Rogers Corp. (a)	9,910	1,076,424
Stoneridge, Inc. (a)	25,200	388,332
SYNNEX Corp.	5,200	623,792
TTM Technologies, Inc. (a)	79,300	1,376,648

		9,125,061

Engineering & Construction — 0.5%
Aegion Corp. (a)	23,200	507,616
Argan, Inc.	7,700	462,000

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Goldfield Corp. (a)	31,200	$171,600
Sterling Construction Co., Inc. (a)	4,500	58,815

		1,200,031

Environmental Controls — 0.2%
CECO Environmental Corp.	14,600	134,028
MSA Safety, Inc.	4,400	357,148

		491,176

Hand & Machine Tools — 0.3%
Hardinge, Inc.	3,100	38,502
Kennametal, Inc.	20,995	785,633

		824,135

Machinery – Construction & Mining — 0.2%
Hyster-Yale Materials Handling, Inc.	7,340	515,635

Machinery – Diversified — 1.1%
Applied Industrial Technologies, Inc.	7,200	425,160
Intevac, Inc. (a)	21,200	235,320
SPX FLOW, Inc. (a)	18,855	695,373
Welbilt, Inc. (a)	71,725	1,352,016

		2,707,869

Metal Fabricate & Hardware — 0.5%
CIRCOR International, Inc.	7,800	463,164
RBC Bearings, Inc. (a)	4,300	437,568
Sun Hydraulics Corp.	8,500	362,695

		1,263,427

Miscellaneous – Manufacturing — 1.6%
Barnes Group, Inc.	27,160	1,589,675
Colfax Corp. (a)	8,400	330,708
Harsco Corp. (a)	66,200	1,065,820
Hillenbrand, Inc.	7,450	268,945
Myers Industries, Inc.	32,000	574,400
Trinseo SA	4,000	274,800

		4,104,348

Packaging & Containers — 1.0%
Graphic Packaging Holding Co.	51,890	715,044
Owens-Illinois, Inc. (a)	70,470	1,685,643

		2,400,687

Transportation — 2.1%
Genesee & Wyoming, Inc. Class A (a)	7,400	506,086
Golar LNG Ltd. (b)	48,665	1,082,796
Kirby Corp. (a)	5,300	354,305
Landstar System, Inc.	13,900	1,189,840
Navios Maritime Acquisition Corp.	108,700	159,789
Universal Logistics Holdings, Inc.	15,100	226,500
Werner Enterprises, Inc.	60,005	1,761,147

		5,280,463

Trucking & Leasing — 0.4%
The Greenbrier Cos., Inc. (b)	21,170	979,112

	Number of Shares	Value
Willis Lease Finance Corp. (a)	1,700	$45,441

		1,024,553

		37,216,358

Technology — 3.0%
Computers — 1.0%
CSRA, Inc.	14,300	454,025
Insight Enterprises, Inc. (a)	31,790	1,271,282
NCI, Inc. Class A (a)	10,800	227,880
NCR Corp. (a)	12,000	490,080

		2,443,267

Semiconductors — 1.2%
Brooks Automation, Inc.	22,400	485,856
Cabot Microelectronics Corp.	6,100	450,363
Kulicke & Soffa Industries, Inc. (a)	10,400	197,808
MaxLinear, Inc. (a)	24,950	695,856
Rudolph Technologies, Inc. (a)	18,400	420,440
Ultra Clean Holdings, Inc. (a)	36,000	675,000

		2,925,323

Software — 0.8%
BroadSoft, Inc. (a) (b)	24,970	1,074,958
Callidus Software, Inc. (a)	17,800	430,760
Progress Software Corp.	15,150	467,984

		1,973,702

		7,342,292

Utilities — 5.2%
Electric — 3.2%
ALLETE, Inc.	19,715	1,413,171
Atlantica Yield PLC	8,400	179,424
El Paso Electric Co.	13,100	677,270
NorthWestern Corp.	10,600	646,812
NRG Energy, Inc.	24,500	421,890
Ormat Technologies, Inc.	21,900	1,285,092
PNM Resources, Inc.	24,000	918,000
Portland General Electric Co.	55,370	2,529,855

		8,071,514

Gas — 1.7%
Atmos Energy Corp.	5,700	472,815
Chesapeake Utilities Corp.	9,600	719,520
ONE Gas, Inc.	12,400	865,644
Spire, Inc.	29,245	2,039,839
WGL Holdings, Inc.	1,800	150,174

		4,247,992

Water — 0.3%
California Water Service Group	6,400	235,520
SJW Group	10,400	511,472

		746,992

		13,066,498

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Company Value Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $204,322,095)		$241,826,736

TOTAL EQUITIES (Cost $204,322,095)		241,826,736

MUTUAL FUNDS — 8.0%
Diversified Financial Services — 8.0%
State Street Navigator Securities Lending Prime Portfolio (d)	19,791,144	19,791,144
T. Rowe Price Reserve Investment Fund	1,014	1,014

TOTAL MUTUAL FUNDS (Cost $19,792,158)		19,792,158

TOTAL LONG-TERM INVESTMENTS (Cost $224,114,253)		261,618,894

	Principal Amount
SHORT-TERM INVESTMENTS — 2.0%
Repurchase Agreement — 1.8%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$4,600,421	4,600,421

Time Deposit — 0.1%
Euro Time Deposit 0.090% 7/03/17	293,552	293,552

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (f) 0.912% 9/14/17	215,000	214,587

TOTAL SHORT-TERM INVESTMENTS (Cost $5,108,572)		5,108,560

TOTAL INVESTMENTS — 107.1% (Cost $229,222,825) (g)		266,727,454

Other Assets/ (Liabilities) — (7.1)%		(17,745,251)

NET ASSETS — 100.0%		$248,982,203

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $19,247,095 or 7.73% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $0 or 0.00% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $4,600,440. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.125%, maturity dates ranging from 8/31/21 –9/30/21, and an aggregate market value, including accrued interest, of $4,702,810.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.1%

COMMON STOCK — 99.1%
Basic Materials — 4.9%
Chemicals — 2.9%
Ashland Global Holdings, Inc.	17,394	$1,146,439
Cabot Corp.	17,437	931,659
The Chemours Co.	51,539	1,954,359
Minerals Technologies, Inc.	9,866	722,191
NewMarket Corp.	2,584	1,189,880
Olin Corp.	46,331	1,402,903
PolyOne Corp.	22,695	879,204
RPM International, Inc.	37,283	2,033,788
Sensient Technologies Corp.	12,423	1,000,424
Valvoline, Inc.	57,098	1,354,365
Versum Materials, Inc.	30,467	990,177

		13,605,389

Forest Products & Paper — 0.2%
Domtar Corp.	17,665	678,689

Iron & Steel — 1.4%
Allegheny Technologies, Inc. (a)	30,042	511,014
Carpenter Technology Corp.	12,905	483,034
Commercial Metals Co.	32,639	634,176
Reliance Steel & Aluminum Co.	20,401	1,485,397
Steel Dynamics, Inc.	67,584	2,420,183
United States Steel Corp. (a)	48,815	1,080,764

		6,614,568

Mining — 0.4%
Compass Minerals International, Inc. (a)	9,542	623,093
Royal Gold, Inc.	18,267	1,427,931

		2,051,024

		22,949,670

Communications — 3.2%
Internet — 0.2%
Cars.com, Inc. (a) (b)	20,252	539,311
WebMD Health Corp. (b)	10,661	625,267

		1,164,578

Media — 1.4%
AMC Networks, Inc. Class A (b)	15,288	816,532
Cable One, Inc.	1,315	934,833
FactSet Research Systems, Inc.	11,021	1,831,470
John Wiley & Sons, Inc. Class A	12,414	654,839
Meredith Corp. (a)	10,344	614,951
The New York Times Co. Class A	34,449	609,747
TEGNA, Inc.	60,190	867,338

		6,329,710

Telecommunications — 1.6%
ARRIS International PLC (b)	52,542	1,472,227

	Number of Shares	Value
Ciena Corp. (b)	39,564	$989,891
Frontier Communications Corp. (a)	324,011	375,853
InterDigital, Inc.	9,678	748,109
LogMeIn, Inc.	14,715	1,537,718
Plantronics, Inc.	9,419	492,708
Telephone & Data Systems, Inc.	26,368	731,712
ViaSat, Inc. (a) (b)	14,837	982,209

		7,330,427

		14,824,715

Consumer, Cyclical — 11.6%
Airlines — 0.5%
JetBlue Airways Corp. (b)	93,092	2,125,290

Apparel — 0.6%
Carter’s, Inc.	13,583	1,208,208
Deckers Outdoor Corp. (b)	9,023	615,910
Skechers U.S.A., Inc. Class A (b)	37,448	1,104,716

		2,928,834

Auto Parts & Equipment — 0.3%
Cooper Tire & Rubber Co. (a)	14,935	539,154
Dana, Inc.	40,409	902,333

		1,441,487

Distribution & Wholesale — 0.6%
Pool Corp.	11,536	1,356,287
Watsco, Inc.	8,488	1,308,850

		2,665,137

Entertainment — 0.4%
Churchill Downs, Inc.	3,482	638,250
Cinemark Holdings, Inc.	29,554	1,148,173
International Speedway Corp. Class A	6,994	262,625

		2,049,048

Home Builders — 1.6%
CalAtlantic Group, Inc.	21,518	760,661
KB Home	22,970	550,591
NVR, Inc. (b)	973	2,345,524
Thor Industries, Inc.	13,363	1,396,701
Toll Brothers, Inc.	41,239	1,629,353
TRI Pointe Group, Inc. (b)	44,912	592,389

		7,275,219

Home Furnishing — 0.1%
Tempur Sealy International, Inc. (a) (b)	13,211	705,335

Housewares — 0.9%
The Scotts Miracle-Gro Co.	12,390	1,108,410
The Toro Co.	30,090	2,084,936
Tupperware Brands Corp.	14,187	996,353

		4,189,699

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Leisure Time — 0.7%
Brunswick Corp.	24,956	$1,565,490
Polaris Industries, Inc. (a)	16,337	1,506,761

		3,072,251

Office Furnishings — 0.2%
Herman Miller, Inc.	16,547	503,029
HNI Corp.	12,490	497,976

		1,001,005

Retail — 5.7%
American Eagle Outfitters, Inc.	46,021	554,553
Big Lots, Inc. (a)	12,589	608,049
Brinker International, Inc. (a)	13,500	514,350
Buffalo Wild Wings, Inc. (b)	4,556	577,245
Cabela’s, Inc. (b)	14,440	858,025
Casey’s General Stores, Inc. (a)	10,950	1,172,854
The Cheesecake Factory, Inc.	12,519	629,706
Chico’s FAS, Inc.	35,688	336,181
Copart, Inc. (b)	57,220	1,819,024
Cracker Barrel Old Country Store, Inc. (a)	6,725	1,124,756
Dick’s Sporting Goods, Inc.	24,633	981,132
Dillard’s, Inc. Class A (a)	6,052	349,140
Domino’s Pizza, Inc.	13,436	2,842,117
Dunkin’ Brands Group, Inc.	25,727	1,418,072
GameStop Corp. Class A (a)	28,139	608,084
HSN, Inc.	8,823	281,454
Jack in the Box, Inc.	8,254	813,019
Kate Spade & Co. (b)	36,191	669,172
The Michaels Cos., Inc. (b)	29,963	554,915
MSC Industrial Direct Co., Inc. Class A	12,586	1,081,893
Nu Skin Enterprises, Inc. Class A	13,887	872,659
Office Depot, Inc.	144,686	816,029
Panera Bread Co. Class A (b)	5,962	1,875,884
Papa John’s International, Inc.	7,310	524,566
Sally Beauty Holdings, Inc. (b)	38,300	775,575
Texas Roadhouse, Inc.	18,056	919,953
Urban Outfitters, Inc. (a) (b)	24,399	452,357
The Wendy’s Co. (a)	53,198	825,101
Williams-Sonoma, Inc. (a)	22,323	1,082,665
World Fuel Services Corp.	19,316	742,700

		26,681,230

		54,134,535

Consumer, Non-cyclical — 16.0%
Beverages — 0.1%
The Boston Beer Co., Inc. Class A (b)	2,570	339,625

Biotechnology — 1.3%
Bio-Rad Laboratories, Inc. Class A (b)	5,812	1,315,314
Bioverativ, Inc. (b)	30,206	1,817,495

	Number of Shares	Value
Charles River Laboratories International, Inc. (b)	13,289	$1,344,182
United Therapeutics Corp. (b)	12,582	1,632,263

		6,109,254

Commercial Services — 4.5%
Aaron’s, Inc.	17,579	683,823
Adtalem Global Education, Inc.	15,806	599,838
Avis Budget Group, Inc. (a) (b)	23,752	647,717
CDK Global, Inc.	40,536	2,515,664
CoreLogic, Inc. (b)	23,624	1,024,809
Deluxe Corp.	13,595	941,046
FTI Consulting, Inc. (b)	11,379	397,810
Graham Holdings Co. Class B	1,308	784,342
INC Research Holdings, Inc. Class A (b)	15,115	884,228
Live Nation Entertainment, Inc. (b)	37,289	1,299,522
ManpowerGroup, Inc.	18,683	2,085,957
MarketAxess Holdings, Inc.	10,503	2,112,153
PAREXEL International Corp. (b)	14,241	1,237,685
Rollins, Inc.	26,821	1,091,883
Sabre Corp.	57,453	1,250,752
Service Corp. International	52,520	1,756,794
Sotheby’s (b)	12,730	683,219
WEX, Inc. (b)	10,775	1,123,509

		21,120,751

Cosmetics & Personal Care — 0.4%
Avon Products, Inc. (b)	124,791	474,206
Edgewell Personal Care Co. (b)	16,042	1,219,513

		1,693,719

Foods — 2.6%
Dean Foods Co.	25,068	426,156
Flowers Foods, Inc. (a)	51,536	892,088
The Hain Celestial Group, Inc. (b)	28,976	1,124,848
Ingredion, Inc.	20,023	2,386,942
Lamb Weston Holdings, Inc.	38,763	1,707,123
Lancaster Colony Corp.	5,487	672,816
Post Holdings, Inc. (b)	18,494	1,436,059
Snyder’s-Lance, Inc.	24,051	832,646
Sprouts Farmers Market, Inc. (b)	36,094	818,251
Tootsie Roll Industries, Inc. (a)	4,943	172,264
TreeHouse Foods, Inc. (a) (b)	15,905	1,299,279
United Natural Foods, Inc. (b)	13,972	512,772

		12,281,244

Health Care – Products — 3.9%
ABIOMED, Inc. (b)	11,381	1,630,897
Bio-Techne Corp.	10,431	1,225,643
Globus Medical, Inc. Class A (b)	20,293	672,713
Halyard Health, Inc. (b)	12,891	506,358
Hill-Rom Holdings, Inc.	16,704	1,329,805
LivaNova PLC (a) (b)	12,208	747,252
Masimo Corp. (b)	12,720	1,159,810

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NuVasive, Inc. (b)	14,153	$1,088,649
ResMed, Inc.	39,621	3,085,287
STERIS PLC	23,717	1,932,936
Teleflex, Inc.	12,561	2,609,673
West Pharmaceutical Services, Inc.	20,547	1,942,102

		17,931,125

Health Care – Services — 1.7%
Acadia Healthcare Co., Inc. (a) (b)	21,328	1,053,177
HealthSouth Corp.	24,974	1,208,742
LifePoint Health, Inc. (b)	11,248	755,303
MEDNAX, Inc. (b)	25,907	1,564,006
Molina Healthcare, Inc. (b)	11,958	827,254
Tenet Healthcare Corp. (a) (b)	22,795	440,855
WellCare Health Plans, Inc. (b)	12,427	2,231,392

		8,080,729

Household Products & Wares — 0.2%
Helen of Troy Ltd. (b)	7,600	715,160

Pharmaceuticals — 1.3%
Akorn, Inc. (b)	24,473	820,824
Catalent, Inc. (b)	34,870	1,223,937
Endo International PLC (b)	56,088	626,503
Owens & Minor, Inc.	17,295	556,726
Prestige Brands Holdings, Inc. (b)	14,890	786,341
VCA, Inc. (b)	22,710	2,096,360

		6,110,691

		74,382,298

Energy — 3.2%
Coal — 0.2%
CONSOL Energy, Inc. (b)	49,731	742,981

Energy – Alternate Sources — 0.2%
First Solar, Inc. (a) (b)	21,939	874,927

Oil & Gas — 2.3%
Diamond Offshore Drilling, Inc. (a) (b)	17,807	192,850
Energen Corp. (b)	27,068	1,336,347
Ensco PLC Class A (a)	83,704	431,913
Gulfport Energy Corp. (b)	44,904	662,334
HollyFrontier Corp.	49,541	1,360,891
Matador Resources Co. (a) (b)	26,091	557,565
Murphy USA, Inc. (b)	9,580	709,974
Nabors Industries Ltd.	80,453	654,887
Patterson-UTI Energy, Inc.	46,069	930,133
PBF Energy, Inc. Class A (a)	30,765	684,829
QEP Resources, Inc. (b)	67,607	682,831
Rowan Cos. PLC Class A (a) (b)	35,776	366,346
SM Energy Co.	27,043	447,021
Southwestern Energy Co. (b)	141,019	857,395
WPX Energy, Inc. (b)	110,901	1,071,304

		10,946,620

	Number of Shares	Value
Oil & Gas Services — 0.5%
Dril-Quip, Inc. (b)	10,716	$522,941
NOW, Inc. (a) (b)	30,500	490,440
Oceaneering International, Inc.	27,652	631,572
Oil States International, Inc. (b)	14,190	385,258
Superior Energy Services, Inc. (b)	42,213	440,282

		2,470,493

		15,035,021

Financial — 24.6%
Banks — 8.1%
Associated Banc-Corp.	42,494	1,070,849
BancorpSouth, Inc.	23,101	704,581
Bank of Hawaii Corp.	11,948	991,326
Bank of the Ozarks, Inc.	33,886	1,588,237
Cathay General Bancorp	21,030	798,088
Chemical Financial Corp.	19,910	963,843
Commerce Bancshares, Inc.	24,400	1,386,652
Cullen/Frost Bankers, Inc.	15,900	1,493,169
East West Bancorp, Inc.	40,368	2,364,757
F.N.B. Corp.	90,024	1,274,740
First Horizon National Corp.	65,323	1,137,927
Fulton Financial Corp.	48,816	927,504
Hancock Holding Co.	23,612	1,156,988
Home BancShares, Inc.	35,318	879,418
International Bancshares Corp.	16,425	575,696
MB Financial, Inc.	19,970	879,479
PacWest Bancorp	33,469	1,563,002
Pinnacle Financial Partners, Inc.	20,261	1,272,391
Prosperity Bancshares, Inc.	19,397	1,246,063
Signature Bank (b)	14,996	2,152,376
SVB Financial Group (b)	14,665	2,577,960
Synovus Financial Corp.	34,144	1,510,531
TCF Financial Corp.	48,048	765,885
Texas Capital Bancshares, Inc. (b)	13,855	1,072,377
Trustmark Corp.	19,118	614,835
UMB Financial Corp.	12,292	920,179
Umpqua Holdings Corp.	61,607	1,131,105
United Bankshares, Inc. (a)	29,236	1,146,051
Valley National Bancorp	74,042	874,436
Webster Financial Corp.	25,736	1,343,934
Wintrust Financial Corp.	15,555	1,189,024

		37,573,403

Diversified Financial Services — 1.9%
Eaton Vance Corp.	32,120	1,519,918
Federated Investors, Inc. Class B	26,063	736,280
Janus Henderson Group PLC (a) (b)	50,385	1,668,247
Legg Mason, Inc.	23,955	914,123
SEI Investments Co.	37,242	2,002,875
SLM Corp. (b)	120,381	1,384,381
Stifel Financial Corp. (b)	19,123	879,276

		9,105,100

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Insurance — 4.3%
Alleghany Corp. (b)	4,315	$2,566,562
American Financial Group, Inc.	20,580	2,045,035
Aspen Insurance Holdings Ltd.	16,802	837,580
Brown & Brown, Inc.	32,157	1,385,002
CNO Financial Group, Inc.	48,003	1,002,303
First American Financial Corp.	30,808	1,376,810
Genworth Financial, Inc. Class A (b)	137,668	519,008
The Hanover Insurance Group, Inc.	11,926	1,057,001
Kemper Corp.	13,459	519,517
Mercury General Corp. (a)	10,079	544,266
Old Republic International Corp.	68,489	1,337,590
Primerica, Inc.	12,808	970,206
Reinsurance Group of America, Inc.	17,993	2,310,121
RenaissanceRe Holdings Ltd.	11,309	1,572,516
W.R. Berkley Corp.	27,152	1,878,104

		19,921,621

Real Estate — 0.4%
Alexander & Baldwin, Inc.	12,743	527,306
Jones Lang LaSalle, Inc.	12,647	1,580,875

		2,108,181

Real Estate Investment Trusts (REITS) — 9.3%
American Campus Communities, Inc.	37,461	1,771,905
Camden Property Trust	24,505	2,095,423
Care Capital Properties, Inc.	23,216	619,867
CoreCivic, Inc.	32,992	909,919
Corporate Office Properties Trust	27,788	973,414
Cousins Properties, Inc.	117,109	1,029,388
CyrusOne, Inc.	21,835	1,217,301
DCT Industrial Trust, Inc.	25,699	1,373,355
Douglas Emmett, Inc.	41,032	1,567,833
Duke Realty Corp.	99,365	2,777,252
Education Realty Trust, Inc.	20,561	796,739
EPR Properties	17,894	1,286,042
First Industrial Realty Trust, Inc.	32,864	940,568
The GEO Group, Inc.	34,770	1,028,149
Healthcare Realty Trust, Inc.	32,555	1,111,753
Highwoods Properties, Inc.	28,519	1,446,198
Hospitality Properties Trust	45,900	1,337,985
Kilroy Realty Corp.	27,467	2,064,145
Lamar Advertising Co. Class A (a)	23,321	1,715,726
LaSalle Hotel Properties	31,684	944,183
Liberty Property Trust	41,139	1,674,769
Life Storage, Inc.	13,028	965,375
Mack-Cali Realty Corp.	25,312	686,968
Medical Properties Trust, Inc.	101,636	1,308,055
National Retail Properties, Inc.	41,630	1,627,733
Omega Healthcare Investors, Inc. (a)	54,970	1,815,109
Potlatch Corp.	11,199	511,794
Quality Care Properties, Inc. (b)	25,851	473,332
Rayonier, Inc.	36,017	1,036,209
Senior Housing Properties Trust	66,355	1,356,296

	Number of Shares	Value
Tanger Factory Outlet Centers, Inc.	27,108	$704,266
Taubman Centers, Inc. (a)	16,950	1,009,372
Uniti Group, Inc. (b)	44,106	1,108,825
Urban Edge Properties	27,868	661,308
Washington Prime Group, Inc.	51,192	428,477
Weingarten Realty Investors	32,983	992,788

		43,367,821

Savings & Loans — 0.6%
New York Community Bancorp, Inc.	136,590	1,793,427
Washington Federal, Inc.	25,063	832,091

		2,625,518

		114,701,644

Industrial — 19.0%
Aerospace & Defense — 1.2%
Curtiss-Wright Corp.	12,299	1,128,802
Esterline Technologies Corp. (b)	8,342	790,822
KLX, Inc. (b)	14,503	725,150
Orbital ATK, Inc.	16,135	1,587,039
Teledyne Technologies, Inc. (b)	9,857	1,258,246

		5,490,059

Building Materials — 1.0%
Cree, Inc. (b)	26,904	663,184
Eagle Materials, Inc.	13,556	1,252,846
Lennox International, Inc.	10,760	1,975,966
Louisiana-Pacific Corp. (b)	40,439	974,984

		4,866,980

Electrical Components & Equipment — 1.1%
Belden, Inc.	11,836	892,790
Energizer Holdings, Inc.	17,381	834,636
EnerSys	12,178	882,296
Hubbell, Inc.	14,243	1,611,880
Littelfuse, Inc.	6,336	1,045,440

		5,267,042

Electronics — 3.8%
Arrow Electronics, Inc. (b)	24,796	1,944,502
Avnet, Inc.	34,892	1,356,601
Coherent, Inc. (b)	6,880	1,547,931
Gentex Corp.	80,082	1,519,156
Jabil, Inc.	50,915	1,486,209
Keysight Technologies, Inc. (b)	51,552	2,006,919
Knowles Corp. (a) (b)	25,289	427,890
National Instruments Corp.	29,695	1,194,333
SYNNEX Corp.	8,168	979,833
Tech Data Corp. (b)	9,694	979,094
Trimble, Inc. (b)	70,648	2,520,014
Vishay Intertechnology, Inc. (a)	37,826	627,912
Woodward, Inc.	15,473	1,045,665

		17,636,059

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Engineering & Construction — 1.0%
AECOM (b)	43,434	$1,404,221
Dycom Industries, Inc. (a) (b)	8,679	776,944
EMCOR Group, Inc.	16,478	1,077,332
Granite Construction, Inc.	11,224	541,446
KBR, Inc. (a)	40,411	615,055

		4,414,998

Environmental Controls — 0.3%
Clean Harbors, Inc. (b)	14,636	817,128
MSA Safety, Inc.	8,825	716,325

		1,533,453

Hand & Machine Tools — 0.7%
Kennametal, Inc.	22,498	841,875
Lincoln Electric Holdings, Inc.	17,286	1,591,868
Regal Beloit Corp.	12,542	1,022,800

		3,456,543

Machinery – Construction & Mining — 0.5%
Oshkosh Corp.	20,887	1,438,697
Terex Corp.	27,347	1,025,512

		2,464,209

Machinery – Diversified — 2.8%
AGCO Corp.	18,641	1,256,217
Cognex Corp.	24,209	2,055,344
Graco, Inc.	15,468	1,690,343
IDEX Corp.	21,325	2,409,938
Nordson Corp.	14,974	1,816,646
Wabtec Corp. (a)	24,131	2,207,987
Zebra Technologies Corp. Class A (b)	14,741	1,481,765

		12,918,240

Metal Fabricate & Hardware — 0.5%
The Timken Co.	19,590	906,037
Valmont Industries, Inc.	6,311	944,126
Worthington Industries, Inc.	12,135	609,420

		2,459,583

Miscellaneous – Manufacturing — 2.3%
A.O. Smith Corp.	41,079	2,313,980
AptarGroup, Inc.	17,432	1,514,143
Carlisle Cos., Inc.	18,032	1,720,253
Crane Co.	14,127	1,121,401
Donaldson Co., Inc.	36,902	1,680,517
ITT, Inc.	24,720	993,250
Trinity Industries, Inc.	42,557	1,192,873

		10,536,417

Packaging & Containers — 1.7%
Bemis Co., Inc.	25,840	1,195,100
Greif, Inc. Class A	7,131	397,767
Owens-Illinois, Inc. (b)	45,414	1,086,303
Packaging Corp. of America	26,323	2,932,119
Silgan Holdings, Inc.	21,123	671,289

	Number of Shares	Value
Sonoco Products Co.	27,719	$1,425,311

		7,707,889

Shipbuilding — 0.5%
Huntington Ingalls Industries, Inc.	12,861	2,394,204

Transportation — 1.4%
Genesee & Wyoming, Inc. Class A (b)	17,173	1,174,461
Kirby Corp. (b)	15,085	1,008,432
Landstar System, Inc.	11,720	1,003,232
Old Dominion Freight Line, Inc.	19,369	1,844,704
Ryder System, Inc.	14,960	1,076,821
Werner Enterprises, Inc.	12,363	362,854

		6,470,504

Trucking & Leasing — 0.2%
GATX Corp. (a)	10,883	699,450

		88,315,630

Technology — 11.2%
Computers — 3.1%
3D Systems Corp. (a) (b)	30,378	568,069
Brocade Communications Systems, Inc.	114,442	1,443,114
Convergys Corp.	26,091	620,444
Diebold Nixdorf, Inc. (a)	20,838	583,464
DST Systems, Inc.	17,198	1,061,116
Fortinet, Inc. (b)	41,716	1,561,847
Leidos Holdings, Inc.	40,083	2,071,890
MAXIMUS, Inc.	18,119	1,134,793
NCR Corp. (b)	33,839	1,381,985
NetScout Systems, Inc. (b)	25,748	885,731
NeuStar, Inc. Class A (b)	15,652	521,994
Science Applications International Corp.	12,308	854,421
Teradata Corp. (a) (b)	36,522	1,077,034
VeriFone Systems, Inc. (b)	30,818	557,806

		14,323,708

Office & Business Equipment — 0.2%
Pitney Bowes, Inc.	52,388	791,059

Semiconductors — 2.2%
Cirrus Logic, Inc. (b)	17,991	1,128,395
Cypress Semiconductor Corp. (a)	91,970	1,255,390
Integrated Device Technology, Inc. (b)	37,417	964,984
IPG Photonics Corp. (b)	10,497	1,523,115
Microsemi Corp. (b)	32,226	1,508,177
Monolithic Power Systems, Inc.	10,607	1,022,515
Silicon Laboratories, Inc. (b)	11,819	807,829
Synaptics, Inc. (a) (b)	9,499	491,193
Teradyne, Inc.	55,753	1,674,263

		10,375,861

The accompanying notes are an integral part of the portfolio of investments.

MM S&P Mid Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Software — 5.7%
ACI Worldwide, Inc. (b)	33,014	$738,523
Acxiom Corp. (b)	22,091	573,924
Allscripts Healthcare Solutions, Inc. (b)	50,987	650,594
Blackbaud, Inc.	13,424	1,151,108
Broadridge Financial Solutions, Inc.	32,855	2,482,524
Cadence Design Systems, Inc. (b)	78,117	2,616,138
CommVault Systems, Inc. (b)	11,580	653,691
The Dun & Bradstreet Corp.	10,303	1,114,269
Fair Isaac Corp.	8,683	1,210,497
j2 Global, Inc.	13,464	1,145,652
Jack Henry & Associates, Inc.	21,681	2,252,005
Manhattan Associates, Inc. (b)	19,445	934,527
Medidata Solutions, Inc. (b)	15,538	1,215,072
MSCI, Inc.	25,303	2,605,956
PTC, Inc. (b)	32,259	1,778,116
Take-Two Interactive Software, Inc. (b)	29,010	2,128,754
Tyler Technologies, Inc. (b)	9,425	1,655,690
The Ultimate Software Group, Inc. (a) (b)	8,292	1,741,818

		26,648,858

		52,139,486

Utilities — 5.4%
Electric — 2.6%
Black Hills Corp. (a)	14,942	1,008,137
Great Plains Energy, Inc.	60,176	1,761,953
Hawaiian Electric Industries, Inc.	30,452	986,036
IDACORP, Inc.	14,111	1,204,374
MDU Resources Group, Inc.	54,573	1,429,812
NorthWestern Corp.	13,578	828,529
OGE Energy Corp.	55,796	1,941,143
PNM Resources, Inc.	22,355	855,079
Westar Energy, Inc.	39,690	2,104,364

		12,119,427

Gas — 2.5%
Atmos Energy Corp.	29,427	2,440,970
National Fuel Gas Co. (a)	23,850	1,331,784
New Jersey Resources Corp.	24,166	959,390
ONE Gas, Inc.	14,635	1,021,669
Southwest Gas Holdings, Inc.	13,312	972,575
UGI Corp.	48,359	2,341,059
Vectren Corp.	23,182	1,354,756
WGL Holdings, Inc.	14,329	1,195,469

		11,617,672

Water — 0.3%
Aqua America, Inc.	49,592	1,651,413

		25,388,512

TOTAL COMMON STOCK (Cost $422,468,795)		461,871,511

	Number of Shares	Value
TOTAL EQUITIES (Cost $422,468,795)		$461,871,511

MUTUAL FUNDS — 9.0%
Diversified Financial Services — 9.0%
State Street Navigator Securities Lending Prime Portfolio (c)	42,080,143	42,080,143

TOTAL MUTUAL FUNDS (Cost $42,080,143)		42,080,143

TOTAL LONG-TERM INVESTMENTS (Cost $464,548,938)		503,951,654

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	$4,410,347	4,410,347

U.S. Treasury Bill — 0.2%
U.S. Treasury Bill (e) 0.000% 8/17/17	905,000	903,978

TOTAL SHORT-TERM INVESTMENTS (Cost $5,314,474)		5,314,325

TOTAL INVESTMENTS — 109.3% (Cost $469,863,412) (f)		509,265,979

Other Assets/(Liabilities) — (9.3)%		(43,391,267)

NET ASSETS — 100.0%		$465,874,712

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $41,073,856 or 8.82% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $4,410,366. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $4,501,526.
(e)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.3%

COMMON STOCK — 97.3%
Basic Materials — 3.4%
Chemicals — 1.9%
A. Schulman, Inc.	3,763	$120,416
Aceto Corp.	3,991	61,661
AdvanSix, Inc. (a)	3,961	123,742
AgroFresh Solutions, Inc. (a) (b)	3,018	21,669
American Vanguard Corp.	3,851	66,430
Balchem Corp.	4,191	325,683
Calgon Carbon Corp.	6,554	98,965
Codexis, Inc. (a)	5,174	28,198
CSW Industrials, Inc. (a)	1,867	72,159
Ferro Corp. (a)	11,102	203,056
GCP Applied Technologies, Inc. (a)	9,467	288,743
H.B. Fuller Co.	6,675	341,159
Hawkins, Inc.	1,239	57,428
Ingevity Corp. (a)	5,615	322,301
Innophos Holdings, Inc.	2,526	110,740
Innospec, Inc.	3,146	206,220
Intrepid Potash, Inc. (a)	12,501	28,252
KMG Chemicals, Inc.	1,245	60,594
Koppers Holdings, Inc. (a)	2,766	99,991
Kraton Corp. (a)	3,993	137,519
Kronos Worldwide, Inc.	3,010	54,842
Landec Corp. (a)	3,662	54,381
Minerals Technologies, Inc.	4,618	338,038
Oil-Dri Corp. of America	687	28,861
OMNOVA Solutions, Inc. (a)	5,832	56,862
PolyOne Corp.	10,755	416,649
Quaker Chemical Corp.	1,720	249,796
Rayonier Advanced Materials, Inc. (b)	5,597	87,985
Sensient Technologies Corp.	5,847	470,859
Stepan Co.	2,615	227,871
Tronox Ltd. Class A	8,451	127,779
Valhi, Inc.	3,443	10,260

		4,899,109

Forest Products & Paper — 0.3%
Clearwater Paper Corp. (a)	2,135	99,811
Deltic Timber Corp.	1,448	108,108
Neenah Paper, Inc.	2,182	175,105
Orchids Paper Products Co. (b)	1,239	16,045
P.H. Glatfelter Co.	5,712	111,612
Schweitzer-Mauduit International, Inc.	3,973	147,915
Verso Corp. Class A (a)	4,453	20,885

		679,481

Iron & Steel — 0.5%
AK Steel Holding Corp. (a) (b)	41,588	273,233
Allegheny Technologies, Inc. (b)	14,237	242,171
Carpenter Technology Corp.	6,170	230,943

	Number of Shares	Value
Cliffs Natural Resources, Inc. (a) (b)	39,375	$272,475
Commercial Metals Co.	15,325	297,765
Ryerson Holding Corp. (a)	2,156	21,345
Schnitzer Steel Industries, Inc. Class A	3,559	89,687
Shiloh Industries, Inc. (a)	1,146	13,454

		1,441,073

Mining — 0.7%
Century Aluminum Co. (a)	6,512	101,457
Coeur Mining, Inc. (a)	24,032	206,195
Compass Minerals International, Inc. (b)	4,480	292,544
Fairmount Santrol Holdings, Inc. (a) (b)	20,471	79,837
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	10,133	-
Gold Resource Corp. (b)	6,848	27,940
Hecla Mining Co.	52,057	265,491
Kaiser Aluminum Corp.	2,224	196,868
Klondex Mines Ltd. (a) (b)	23,209	78,214
Materion Corp.	2,593	96,978
Smart Sand, Inc. (a) (b)	2,878	25,643
United States Lime & Minerals, Inc.	270	21,187
Uranium Energy Corp. (a) (b)	17,989	28,602
US Silica Holdings, Inc. (b)	10,779	382,547

		1,803,503

		8,823,166

Communications — 6.4%
Advertising — 0.0%
Clear Channel Outdoor Holdings, Inc. Class A	4,706	22,824
MDC Partners, Inc. Class A	7,546	74,706
Yext, Inc. (a) (b)	1,598	21,301

		118,831

Internet — 2.6%
1-800-Flowers.com, Inc. Class A (a)	3,580	34,905
8x8, Inc. (a)	11,565	168,271
Angie’s List, Inc. (a) (b)	5,447	69,667
Bankrate, Inc. (a)	6,126	78,719
Blucora, Inc. (a)	5,450	115,540
Boingo Wireless, Inc. (a)	4,851	72,571
Cars.com, Inc. (a) (b)	9,509	253,225
Carvana Co. (a) (b)	1,998	40,899
ChannelAdvisor Corp. (a)	3,189	36,833
Chegg, Inc. (a) (b)	11,195	137,587
Cogent Communications Holdings, Inc.	5,444	218,304
Corindus Vascular Robotics, Inc. (a) (b)	11,048	20,549
DHI Group, Inc. (a)	6,878	19,602
Endurance International Group Holdings, Inc. (a) (b)	7,660	63,961

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
ePlus, Inc. (a)	1,709	$126,637
Etsy, Inc. (a) (b)	15,283	229,245
FTD Cos., Inc. (a)	2,195	43,900
Global Sources Ltd. (a)	1,030	20,600
Groupon, Inc. (a)	44,893	172,389
GrubHub, Inc. (a) (b)	11,342	494,511
HealthStream, Inc. (a)	3,369	88,672
Imperva, Inc. (a)	4,422	211,593
Internap Corp. (a)	10,542	38,689
Lands’ End, Inc. (a) (b)	1,648	24,555
Leaf Group Ltd. (a) (b)	1,545	12,051
Limelight Networks, Inc. (a)	9,738	28,143
Liquidity Services, Inc. (a)	3,424	21,742
The Meet Group, Inc. (a) (b)	8,843	44,657
ModusLink Global Solutions, Inc. (a)	573	980
New Media Investment Group, Inc.	6,754	91,044
NIC, Inc.	8,450	160,127
Okta, Inc. (a)	1,467	33,448
Ominto, Inc. (a) (b)	1,870	28,517
Overstock.com, Inc. (a)	2,214	36,088
Perficient, Inc. (a)	4,606	85,856
Proofpoint, Inc. (a) (b)	5,672	492,500
Q2 Holdings, Inc. (a)	4,135	152,788
QuinStreet, Inc. (a)	5,023	20,946
Quotient Technology, Inc. (a) (b)	9,718	111,757
Rapid7, Inc. (a)	2,729	45,929
RealNetworks, Inc. (a)	3,226	13,969
Reis, Inc.	1,200	25,500
Rightside Group Ltd. (a)	1,596	16,949
RingCentral, Inc. Class A (a)	8,241	301,209
Rocket Fuel, Inc. (a)	4,669	12,840
The Rubicon Project, Inc. (a)	5,855	30,095
Shutterfly, Inc. (a)	4,503	213,892
Shutterstock, Inc. (a) (b)	2,450	107,996
Stamps.com, Inc. (a)	2,091	323,844
TechTarget, Inc. (a)	2,552	26,464
The Trade Desk, Inc. Class A (a)	2,289	114,702
TrueCar, Inc. (a)	8,267	164,761
Tucows, Inc. Class A (a) (b)	1,188	63,558
VASCO Data Security International, Inc. (a)	3,857	55,348
VirnetX Holding Corp. (a) (b)	6,638	30,203
Web.com Group, Inc. (a)	5,068	128,220
WebMD Health Corp. (a)	4,883	286,388
XO Group, Inc. (a)	3,256	57,371
Yelp, Inc. (a)	10,257	307,915
Zendesk, Inc. (a)	12,829	356,390
Zix Corp. (a)	7,307	41,577

		6,827,188

Media — 1.2%
Beasley Broadcasting Group, Inc. Class A (b)	641	6,282

	Number of Shares	Value
Central European Media Enterprises Ltd. Class A (a)	10,443	$41,772
Daily Journal Corp. (a) (b)	153	31,561
The E.W. Scripps Co. Class A (a)	7,644	136,140
Entercom Communications Corp. Class A (b)	3,624	37,508
Entravision Communications Corp. Class A	8,886	58,648
Gannett Co., Inc.	15,089	131,576
Global Eagle Entertainment, Inc. (a) (b)	6,417	22,844
Gray Television, Inc. (a)	8,366	114,614
Hemisphere Media Group, Inc. (a)	2,046	24,245
Houghton Mifflin Harcourt Co. (a)	13,653	167,932
Liberty Media Corp-Liberty Braves Class A (a)	1,258	30,054
Liberty Media Corp-Liberty Braves Class C (a)	4,532	108,632
Meredith Corp. (b)	5,229	310,864
MSG Networks, Inc. Class A (a)	7,940	178,253
The New York Times Co. Class A	16,620	294,174
Nexstar Media Group, Inc. Class A	6,005	359,099
Saga Communications, Inc. Class A	507	23,195
Salem Media Group, Inc.	1,469	10,430
Scholastic Corp.	3,735	162,809
Sinclair Broadcast Group, Inc. Class A (b)	9,545	314,030
Time, Inc.	13,225	189,779
TiVo Corp.	15,424	287,658
Townsquare Media, Inc. Class A (a)	1,185	12,134
tronc, Inc. (a)	2,581	33,269
Value Line, Inc.	220	4,026
World Wrestling Entertainment, Inc. Class A	5,053	102,930

		3,194,458

Telecommunications — 2.6%
A10 Networks, Inc. (a)	6,470	54,607
Acacia Communications, Inc. (a) (b)	2,441	101,228
ADTRAN, Inc.	6,356	131,251
Aerohive Networks, Inc. (a)	4,169	20,845
ATN International, Inc.	1,379	94,379
CalAmp Corp. (a)	4,469	90,855
Calix, Inc. (a)	5,628	38,552
Ciena Corp. (a)	18,637	466,298
Cincinnati Bell, Inc. (a)	5,477	107,075
Clearfield, Inc. (a)	1,569	20,711
Comtech Telecommunications Corp.	3,030	57,479
Consolidated Communications Holdings, Inc. (b)	6,503	139,619
DigitalGlobe, Inc. (a)	8,167	271,961
Extreme Networks, Inc. (a)	14,412	132,879
FairPoint Communications, Inc. (a)	2,929	45,839
Finisar Corp. (a)	14,729	382,659

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Frontier Communications Corp.	155,801	$180,729
General Communication, Inc. Class A (a)	3,513	128,716
Gigamon, Inc. (a) (b)	4,770	187,700
Globalstar, Inc. (a) (b)	58,610	124,839
Gogo, Inc. (a) (b)	7,655	88,262
GTT Communications, Inc. (a)	4,087	129,354
Harmonic, Inc. (a) (b)	10,508	55,167
Hawaiian Telcom Holdco, Inc. (a)	826	20,642
HC2 Holdings, Inc. (a)	5,388	31,681
IDT Corp. Class B	2,380	34,201
Infinera Corp. (a) (b)	19,107	203,872
Intelsat SA (a) (b)	4,324	13,231
InterDigital, Inc.	4,573	353,493
Iridium Communications, Inc. (a) (b)	11,159	123,307
KVH Industries, Inc. (a)	2,070	19,665
Loral Space & Communications, Inc. (a)	1,650	68,558
Lumos Networks Corp. (a)	2,907	51,948
NeoPhotonics Corp. (a) (b)	4,225	32,617
NETGEAR, Inc. (a)	4,235	182,529
Oclaro, Inc. (a) (b)	21,870	204,266
Ooma, Inc. (a)	2,221	17,768
ORBCOMM, Inc. (a)	8,797	99,406
Plantronics, Inc.	4,409	230,635
Preformed Line Products Co.	427	19,821
Quantenna Communications, Inc. (a) (b)	2,790	53,010
RigNet, Inc. (a)	1,725	27,686
Shenandoah Telecommunications Co.	6,182	189,787
ShoreTel, Inc. (a)	9,280	53,824
Sonus Networks, Inc. (a)	6,056	45,057
Spok Holdings, Inc.	2,584	45,737
Straight Path Communications, Inc. Class B (a)	1,134	203,723
Telenav, Inc. (a)	4,004	32,432
Ubiquiti Networks, Inc. (a) (b)	3,053	158,664
ViaSat, Inc. (a) (b)	7,033	465,585
Viavi Solutions, Inc. (a)	30,233	318,353
Vonage Holdings Corp. (a)	26,373	172,479
West Corp.	5,656	131,898
Windstream Holdings, Inc. (b)	25,535	99,076

		6,755,955

		16,896,432

Consumer, Cyclical — 11.5%
Airlines — 0.3%
Allegiant Travel Co.	1,732	234,859
Hawaiian Holdings, Inc. (a)	6,976	327,523
SkyWest, Inc.	6,705	235,346

		797,728

Apparel — 0.6%
Columbia Sportswear Co.	3,842	223,067

	Number of Shares	Value
Crocs, Inc. (a)	10,000	$77,100
Deckers Outdoor Corp. (a)	4,175	284,985
Delta Apparel, Inc. (a)	976	21,648
Iconix Brand Group, Inc. (a)	6,590	45,537
Oxford Industries, Inc.	2,170	135,603
Perry Ellis International, Inc. (a)	1,723	33,530
Sequential Brands Group, Inc. (a)	5,381	21,470
Steven Madden Ltd. (a)	7,793	311,330
Superior Uniform Group, Inc.	1,103	24,652
Unifi, Inc. (a)	2,005	61,754
Weyco Group, Inc.	895	24,953
Wolverine World Wide, Inc.	12,451	348,752

		1,614,381

Auto Manufacturers — 0.1%
Blue Bird Corp. (a) (b)	962	16,354
Navistar International Corp. (a)	6,618	173,590
REV Group, Inc. (b)	1,606	44,454
Wabash National Corp. (b)	7,832	172,148

		406,546

Auto Parts & Equipment — 1.1%
American Axle & Manufacturing Holdings, Inc. (a)	11,029	172,052
Commercial Vehicle Group, Inc. (a)	3,319	28,046
Cooper Tire & Rubber Co. (b)	7,012	253,133
Cooper-Standard Holding, Inc. (a)	2,316	233,615
Dana, Inc.	19,204	428,825
Dorman Products, Inc. (a)	3,614	299,131
Douglas Dynamics, Inc.	2,893	95,180
Gentherm, Inc. (a)	4,782	185,542
Horizon Global Corp. (a) (b)	3,361	48,264
Meritor, Inc. (a)	11,043	183,424
Miller Industries, Inc.	1,515	37,648
Modine Manufacturing Co. (a)	6,599	109,213
Motorcar Parts of America, Inc. (a)	2,521	71,193
Spartan Motors, Inc.	4,560	40,356
Standard Motor Products, Inc.	2,821	147,313
Superior Industries International, Inc.	3,261	67,013
Supreme Industries, Inc. Class A	1,782	29,314
Tenneco, Inc.	7,052	407,817
Titan International, Inc.	6,575	78,966
Tower International, Inc.	2,663	59,784

		2,975,829

Distribution & Wholesale — 0.8%
Anixter International, Inc. (a)	3,833	299,741
Beacon Roofing Supply, Inc. (a)	7,977	390,873
Castle Brands, Inc. (a)	11,431	19,661
Core-Mark Holding Co., Inc.	5,985	197,864
EnviroStar, Inc. (b)	462	12,497
Essendant, Inc.	4,873	72,267
Fossil Group, Inc. (a) (b)	5,495	56,873
G-III Apparel Group Ltd. (a) (b)	5,638	140,668
H&E Equipment Services, Inc.	4,126	84,212

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Huttig Building Products, Inc. (a)	3,132	$21,955
Nexeo Solutions, Inc. (a) (b)	3,464	28,751
ScanSource, Inc. (a)	3,269	131,741
SiteOne Landscape Supply, Inc. (a)	4,483	233,385
Systemax, Inc.	1,578	29,666
Titan Machinery, Inc. (a)	2,431	43,709
Triton International Ltd.	5,735	191,779
Veritiv Corp. (a)	1,517	68,265

		2,023,907

Entertainment — 1.0%
AMC Entertainment Holdings, Inc. Class A (b)	7,321	166,553
Caesars Acquisition Co. Class A (a) (b)	6,439	122,663
Churchill Downs, Inc.	1,798	329,573
Eldorado Resorts, Inc. (a)	6,004	120,080
Empire Resorts, Inc. (a)	459	10,970
Eros International PLC (a) (b)	3,599	41,209
Golden Entertainment, Inc. (a)	1,415	29,305
IMAX Corp. (a)	7,625	167,750
Inspired Entertainment, Inc. (a) (b)	513	6,669
International Speedway Corp. Class A	3,299	123,877
Marriott Vacations Worldwide Corp.	2,896	341,004
National CineMedia, Inc.	7,956	59,034
Penn National Gaming, Inc. (a)	11,228	240,279
Pinnacle Entertainment, Inc. (a)	6,948	137,292
RCI Hospitality Holdings, Inc.	1,193	28,441
Reading International, Inc. Series A (a)	2,302	37,131
Red Rock Resorts, Inc. Class A	8,987	211,644
Scientific Games Corp. Class A (a)	6,968	181,865
SeaWorld Entertainment, Inc. (b)	9,011	146,609
Speedway Motorsports, Inc.	1,615	29,506

		2,531,454

Home Builders — 0.8%
AV Homes, Inc. (a) (b)	1,679	33,664
Beazer Homes USA, Inc. (a)	4,028	55,264
Cavco Industries, Inc. (a)	1,140	147,801
Century Communities, Inc. (a)	2,269	56,271
Green Brick Partners, Inc. (a)	3,190	36,525
Hovnanian Enterprises, Inc. Class A (a)	16,693	46,740
Installed Building Products, Inc. (a)	2,843	150,537
KB Home	11,147	267,194
LGI Homes, Inc. (a) (b)	2,321	93,258
M.D.C. Holdings, Inc.	5,472	193,326
M/I Homes, Inc. (a)	3,101	88,534
Meritage Home Corp. (a)	5,115	215,853
The New Home Co., Inc. (a)	1,743	19,992
PICO Holdings, Inc. (a)	3,003	52,552
Taylor Morrison Home Corp. Class A (a)	8,066	193,665
TRI Pointe Group, Inc. (a)	20,770	273,956

	Number of Shares	Value
UCP, Inc. Class A (a)	1,107	$12,122
William Lyon Homes Class A (a)	3,108	75,027
Winnebago Industries, Inc. (b)	4,159	145,565

		2,157,846

Home Furnishing — 0.4%
American Woodmark Corp. (a)	1,860	177,723
Daktronics, Inc.	4,625	44,539
Ethan Allen Interiors, Inc.	3,233	104,426
Flexsteel Industries, Inc.	997	53,947
Hooker Furniture Corp.	1,465	60,285
iRobot Corp. (a) (b)	3,492	293,817
Select Comfort Corp. (a)	5,425	192,533
Universal Electronics, Inc. (a)	1,853	123,873
VOXX International Corp. (a)	2,639	21,640

		1,072,783

Housewares — 0.0%
Libbey, Inc.	3,008	24,245
Lifetime Brands, Inc.	1,271	23,069
NACCO Industries, Inc. Class A	537	38,046

		85,360

Leisure Time — 0.7%
Acushnet Holdings Corp. (b)	3,075	61,008
Black Diamond, Inc. (a)	2,655	17,656
Callaway Golf Co.	12,327	157,539
Camping World Holdings, Inc. Class A	1,656	51,088
ClubCorp Holdings, Inc.	8,422	110,328
Drive Shack, Inc.	8,267	26,041
Escalade, Inc. (b)	1,451	19,008
Fox Factory Holding Corp. (a)	4,619	164,436
Intrawest Resorts Holdings, Inc. (a)	1,689	40,097
Johnson Outdoors, Inc. Class A	673	32,445
LCI Industries	3,209	328,602
Liberty TripAdvisor Holdings, Inc. Class A (a)	9,481	109,980
Lindblad Expeditions Holdings, Inc. (a)	2,620	27,510
Malibu Boats, Inc. Class A (a)	2,308	59,708
Marine Products Corp.	1,008	15,735
MCBC Holdings, Inc. (a)	2,405	47,018
Nautilus, Inc. (a)	3,975	76,121
Planet Fitness, Inc. Class A	11,132	259,821
Vista Outdoor, Inc. (a)	7,548	169,905

		1,774,046

Lodging — 0.5%
Belmond Ltd. Class A (a)	11,811	157,086
Boyd Gaming Corp.	11,006	273,059
Caesars Entertainment Corp. (a) (b)	7,675	92,100
Century Casinos, Inc. (a)	2,933	21,616
ILG, Inc.	14,053	386,317
La Quinta Holdings, Inc. (a)	10,787	159,324

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Marcus Corp.	2,435	$73,537
Monarch Casino & Resort, Inc. (a)	1,450	43,863
Red Lion Hotels Corp. (a)	2,164	15,905

		1,222,807

Office Furnishings — 0.4%
CompX International, Inc.	299	4,560
Herman Miller, Inc.	7,873	239,339
HNI Corp.	5,828	232,362
Interface, Inc.	8,216	161,444
Kimball International, Inc. Class B	4,847	80,897
Knoll, Inc.	6,478	129,884
Steelcase, Inc. Class A	11,277	157,878

		1,006,364

Retail — 4.6%
Abercrombie & Fitch Co. Class A	8,938	111,189
America’s Car-Mart, Inc. (a) (b)	979	38,083
American Eagle Outfitters, Inc.	21,433	258,268
Asbury Automotive Group, Inc. (a)	2,475	139,961
Ascena Retail Group, Inc. (a) (b)	22,646	48,689
At Home Group, Inc. (a)	670	15,604
Barnes & Noble Education, Inc. (a)	5,016	53,320
Barnes & Noble, Inc.	7,609	57,828
Bassett Furniture Industries, Inc.	1,289	48,918
Big 5 Sporting Goods Corp. (b)	2,770	36,149
Big Lots, Inc. (b)	5,966	288,158
Biglari Holdings, Inc. (a)	133	53,165
BJ’s Restaurants, Inc. (a)	2,756	102,661
Bloomin’ Brands, Inc.	13,144	279,047
BMC Stock Holdings, Inc. (a)	8,644	188,871
Bob Evans Farms, Inc.	2,600	186,758
Bojangles’, Inc. (a)	2,294	37,278
Boot Barn Holdings, Inc. (a) (b)	1,827	12,935
Brinker International, Inc.	6,504	247,802
The Buckle, Inc. (b)	3,713	66,091
Buffalo Wild Wings, Inc. (a)	2,131	269,998
Build-A-Bear Workshop, Inc. (a)	1,860	19,437
Caleres, Inc.	5,552	154,235
Carrols Restaurant Group, Inc. (a)	4,425	54,206
The Cato Corp. Class A	3,110	54,705
The Cheesecake Factory, Inc.	5,934	298,480
Chico’s FAS, Inc.	16,993	160,074
The Children’s Place, Inc. (b)	2,278	232,584
Chuy’s Holdings, Inc. (a)	2,114	49,468
Citi Trends, Inc.	1,975	41,910
Conn’s, Inc. (a) (b)	2,428	46,375
The Container Store Group, Inc. (a)	2,018	11,947
Cracker Barrel Old Country Store, Inc. (b)	2,544	425,484
Dave & Buster’s Entertainment, Inc. (a)	5,561	369,862
Del Frisco’s Restaurant Group, Inc. (a)	2,788	44,887
Del Taco Restaurants, Inc. (a)	4,355	59,881

	Number of Shares	Value
Denny’s Corp. (a)	9,102	$107,131
Dillard’s, Inc. Class A (b)	2,001	115,438
DineEquity, Inc. (b)	2,278	100,346
DSW, Inc. Class A	8,676	153,565
Duluth Holdings, Inc. Class B (a) (b)	1,316	23,964
El Pollo Loco Holdings, Inc. (a) (b)	2,784	38,558
Express, Inc. (a)	10,317	69,640
EZCORP, Inc. Class A (a)	6,501	50,058
Fiesta Restaurant Group, Inc. (a)	3,476	71,779
The Finish Line, Inc. Class A (b)	5,185	73,471
FirstCash, Inc.	6,265	365,249
Five Below, Inc. (a)	7,165	353,736
Fogo De Chao, Inc. (a)	1,244	17,292
Foundation Building Materials, Inc. (a)	1,775	22,827
Francesca’s Holdings Corp. (a)	4,988	54,569
Fred’s, Inc. Class A (b)	4,582	42,292
Freshpet, Inc. (a)	3,312	54,979
Gaia, Inc. (a)	1,207	13,518
Genesco, Inc. (a)	2,531	85,801
GMS, Inc. (a)	3,117	87,588
GNC Holdings, Inc. Class A (b)	8,878	74,842
Group 1 Automotive, Inc.	2,701	171,027
Guess?, Inc. (b)	8,004	102,291
The Habit Restaurants, Inc. Class A (a) (b)	2,673	42,233
Haverty Furniture Cos., Inc.	2,544	63,854
Hibbett Sports, Inc. (a) (b)	2,761	57,291
HSN, Inc.	4,218	134,554
J Alexander’s Holdings, Inc. (a)	1,836	22,491
J. Jill, Inc. (a)	1,552	19,074
Jack in the Box, Inc.	4,181	411,828
JC Penney Co., Inc. (a) (b)	40,976	190,538
Kirkland’s, Inc. (a)	2,025	20,817
La-Z-Boy, Inc.	6,366	206,895
Lithia Motors, Inc. Class A (b)	3,076	289,851
Lumber Liquidators Holdings, Inc. (a) (b)	3,715	93,098
MarineMax, Inc. (a)	3,405	66,568
Movado Group, Inc.	1,952	49,288
Nathan’s Famous, Inc. (a)	358	22,554
Noodles & Co. (a) (b)	1,419	5,534
Office Depot, Inc.	67,627	381,416
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	6,283	267,656
Papa John’s International, Inc.	3,576	256,614
Party City Holdco, Inc. (a) (b)	3,692	57,780
PC Connection, Inc.	1,567	42,403
PCM, Inc. (a)	1,326	24,863
PetMed Express, Inc. (b)	2,569	104,301
Pier 1 Imports, Inc.	10,496	54,474
Potbelly Corp. (a)	2,988	34,362
PriceSmart, Inc.	2,909	254,828
Red Robin Gourmet Burgers, Inc. (a)	1,684	109,881

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Regis Corp. (a)	4,733	$48,608
RH (a) (b)	4,495	290,017
Ruby Tuesday, Inc. (a)	8,148	16,377
Rush Enterprises, Inc. Class A (a)	3,963	147,344
Rush Enterprises, Inc. Class B (a)	707	25,742
Ruth’s Hospitality Group, Inc.	3,915	85,151
Sears Holdings Corp. (a) (b)	1,541	13,653
Shake Shack, Inc. Class A (a) (b)	2,901	101,187
Shoe Carnival, Inc.	1,535	32,051
Sonic Automotive, Inc. Class A	3,419	66,500
Sonic Corp. (b)	5,382	142,569
Sportsman’s Warehouse Holdings, Inc. (a) (b)	4,771	25,763
Tailored Brands, Inc. (b)	6,374	71,134
Texas Roadhouse, Inc.	8,849	450,857
Tile Shop Holdings, Inc.	4,484	92,595
Tilly’s, Inc. Class A	1,597	16,210
Vera Bradley, Inc. (a)	2,780	27,188
Vitamin Shoppe, Inc. (a)	2,744	31,968
West Marine, Inc.	2,534	32,562
Wingstop, Inc. (b)	3,839	118,625
Winmark Corp.	309	39,846
Zoe’s Kitchen, Inc. (a) (b)	2,377	28,310
Zumiez, Inc. (a)	2,561	31,628

		12,035,200

Storage & Warehousing — 0.1%
Mobile Mini, Inc.	5,804	173,249
Wesco Aircraft Holdings, Inc. (a)	7,230	78,446

		251,695

Textiles — 0.1%
Culp, Inc.	1,474	47,905
UniFirst Corp.	2,020	284,214

		332,119

		30,288,065

Consumer, Non-cyclical — 20.5%
Agriculture — 0.3%
Alico, Inc.	427	13,365
The Andersons, Inc.	3,607	123,179
Cadiz, Inc. (a)	2,755	37,193
Limoneira Co.	1,610	38,044
Tejon Ranch Co. (a)	1,908	39,381
Turning Point Brands, Inc. (a)	568	8,713
Universal Corp.	3,239	209,564
Vector Group Ltd. (b)	12,332	262,918

		732,357

Beverages — 0.2%
The Boston Beer Co., Inc. Class A (a) (b)	1,180	155,937
Coca-Cola Bottling Co. Consolidated	616	140,984
Craft Brew Alliance, Inc. (a)	1,734	29,218
Farmer Brothers Co. (a)	1,110	33,577

	Number of Shares	Value
MGP Ingredients, Inc. (b)	1,721	$88,063
National Beverage Corp. (b)	1,537	143,802
Primo Water Corp. (a)	3,341	42,431

		634,012

Biotechnology — 4.1%
Abeona Therapeutics, Inc. (a)	3,208	20,531
Acceleron Pharma, Inc. (a) (b)	4,231	128,580
Achillion Pharmaceuticals, Inc. (a) (b)	15,040	69,034
Acorda Therapeutics, Inc. (a)	5,630	110,911
Aduro Biotech, Inc. (a) (b)	5,447	62,096
Advaxis, Inc. (a) (b)	5,108	33,151
Agenus, Inc. (a) (b)	10,034	39,233
Alder Biopharmaceuticals, Inc. (a)	6,130	70,188
AMAG Pharmaceuticals, Inc. (a)	4,572	84,125
AnaptysBio, Inc. (a)	695	16,631
Anavex Life Sciences Corp. (a) (b)	5,188	27,600
ANI Pharmaceuticals, Inc. (a)	1,096	51,293
Aratana Therapeutics, Inc. (a) (b)	5,346	38,652
Ardelyx, Inc. (a)	4,000	20,400
Arena Pharmaceuticals, Inc. (a) (b)	4,264	71,934
Assembly Biosciences, Inc. (a)	1,850	38,202
Asterias Biotherapeutics, Inc. (a) (b)	3,285	11,662
Asterias Biotherapeutics, Inc. (a) (b)	352	176
Atara Biotherapeutics, Inc. (a)	3,364	47,096
Athersys, Inc. (a)	13,596	20,530
Audentes Therapeutics, Inc. (a)	2,013	38,509
Axovant Sciences Ltd. (a)	3,948	91,554
Bellicum Pharmaceuticals, Inc. (a) (b)	3,590	41,931
BioCryst Pharmaceuticals, Inc. (a) (b)	10,363	57,618
Biohaven Pharmaceutical Holding Co. Ltd. (a)	1,320	33,000
BioTime, Inc. (a) (b)	10,247	32,278
Bluebird Bio, Inc. (a) (b)	5,920	621,896
Blueprint Medicines Corp. (a)	5,127	259,785
Cambrex Corp. (a)	4,316	257,881
Cascadian Therapeutics, Inc. (a)	4,538	16,859
Celldex Therapeutics, Inc. (a) (b)	16,031	39,597
ChemoCentryx, Inc. (a)	3,164	29,615
Clearside Biomedical, Inc. (a)	2,728	24,852
Corium International, Inc. (a)	2,623	19,568
Corvus Pharmaceuticals, Inc. (a) (b)	1,112	13,455
Curis, Inc. (a)	15,320	28,955
Cytokinetics, Inc. (a)	5,487	66,393
CytomX Therapeutics, Inc. (a)	3,836	59,458
Dermira, Inc. (a) (b)	5,030	146,574
Dynavax Technologies Corp. (a) (b)	6,612	63,806
Edge Therapeutics, Inc. (a) (b)	2,761	28,328
Editas Medicine, Inc. (a) (b)	4,465	74,923
Emergent BioSolutions, Inc. (a)	4,375	148,356
Enzo Biochem, Inc. (a)	5,386	59,461
Epizyme, Inc. (a) (b)	5,549	83,790
Esperion Therapeutics, Inc. (a)	1,970	91,172
Exact Sciences Corp. (a)	14,496	512,723

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Fate Therapeutics, Inc. (a)	5,048	$16,356
FibroGen, Inc. (a)	7,795	251,778
Five Prime Therapeutics, Inc. (a)	3,527	106,198
Fortress Biotech, Inc. (a) (b)	4,680	22,230
Foundation Medicine, Inc. (a) (b)	1,928	76,638
Genocea Biosciences, Inc. (a)	3,785	19,758
Geron Corp. (a) (b)	19,308	53,483
Halozyme Therapeutics, Inc. (a) (b)	14,319	183,570
Idera Pharmaceuticals, Inc. (a) (b)	14,227	24,470
ImmunoGen, Inc. (a) (b)	10,801	76,795
Immunomedics, Inc. (a) (b)	13,634	120,388
Innoviva, Inc. (a)	10,024	128,307
Inovio Pharmaceuticals, Inc. (a) (b)	8,973	70,348
Insmed, Inc. (a)	8,140	139,682
Intellia Therapeutics, Inc. (a) (b)	1,876	30,016
Iovance Biotherapeutics, Inc. (a) (b)	6,984	51,332
Karyopharm Therapeutics, Inc. (a)	4,462	40,381
Kite Pharma, Inc. (a) (b)	6,453	668,982
Kura Oncology, Inc. (a)	1,883	17,512
Lexicon Pharmaceuticals, Inc. (a) (b)	5,746	94,522
Ligand Pharmaceuticals, Inc. (a) (b)	2,709	328,873
Loxo Oncology, Inc. (a)	2,643	211,942
MacroGenics, Inc. (a)	4,394	76,939
Matinas BioPharma Holdings, Inc. (a)	6,964	11,769
The Medicines Co. (a) (b)	9,111	346,309
Merrimack Pharmaceuticals, Inc.	15,539	19,268
Momenta Pharmaceuticals, Inc. (a)	9,692	163,795
Myriad Genetics, Inc. (a) (b)	8,481	219,149
NantKwest, Inc. (a) (b)	4,028	30,572
NeoGenomics, Inc. (a) (b)	7,228	64,763
NewLink Genetics Corp. (a)	2,756	20,257
Novavax, Inc. (a)	37,173	42,749
Novelion Therapeutics, Inc. (a)	1,995	18,414
Nymox Pharmaceutical Corp. (a) (b)	3,760	16,544
Omeros Corp. (a) (b)	5,495	109,378
Oncocyte Corp. (a)	717	3,728
Organovo Holdings, Inc. (a) (b)	13,289	34,950
Otonomy, Inc. (a)	3,720	70,122
Ovid therapeutics, Inc. (a)	667	6,997
Pacific Biosciences of California, Inc. (a)	11,016	39,217
Paratek Pharmaceuticals, Inc. (a) (b)	3,112	74,999
PDL BioPharma, Inc.	20,986	51,835
Pieris Pharmaceuticals, Inc. (a) (b)	4,535	22,947
Prothena Corp. PLC (a) (b)	5,056	273,631
PTC Therapeutics, Inc. (a) (b)	4,472	81,972
Puma Biotechnology, Inc. (a) (b)	3,791	331,333
REGENXBIO, Inc. (a)	3,632	71,732
Retrophin, Inc. (a)	5,050	97,919
Rigel Pharmaceuticals, Inc. (a)	16,920	46,192
RTI Surgical, Inc. (a)	7,166	41,921
Sage Therapeutics, Inc. (a)	4,562	363,318
Sangamo Therapeutics, Inc. (a)	9,281	81,673

	Number of Shares	Value
Selecta Biosciences, Inc. (a) (b)	1,544	$30,664
Seres Therapeutics, Inc. (a) (b)	2,788	31,504
Spark Therapeutics, Inc. (a) (b)	3,070	183,402
Spectrum Pharmaceuticals, Inc. (a)	10,119	75,387
Stemline Therapeutics, Inc. (a) (b)	2,874	26,441
Strongbridge Biopharma PLC (a) (b)	2,887	20,642
Syndax Pharmaceuticals, Inc. (a) (b)	1,165	16,275
Theravance Biopharma, Inc. (a)	5,512	219,598
Tobira Therapeutics, Inc. (a) (c)	1,376	10,678
Tocagen, Inc. (a)	1,114	13,401
Ultragenyx Pharmaceutical, Inc. (a) (b)	5,225	324,525
VBI Vaccines, Inc. (a) (b)	2,863	12,454
Veracyte, Inc. (a)	3,126	26,040
Versartis, Inc. (a)	4,320	75,384
WaVe Life Sciences Ltd. (a) (b)	1,568	29,165
XBiotech, Inc. (a) (b)	2,401	11,285
ZIOPHARM Oncology, Inc. (a) (b)	17,349	107,911

		10,687,071

Commercial Services — 4.8%
Aaron’s, Inc.	8,365	325,399
ABM Industries, Inc.	7,368	305,919
Acacia Research Corp. (a)	6,850	28,085
Adtalem Global Education, Inc.	8,220	311,949
The Advisory Board Co. (a)	5,334	274,701
Alarm.com Holdings, Inc. (a)	2,676	100,698
Albany Molecular Research, Inc. (a)	3,508	76,124
American Public Education, Inc. (a)	2,114	49,996
AMN Healthcare Services, Inc. (a)	6,216	242,735
ARC Document Solutions, Inc. (a)	5,628	23,412
Ascent Capital Group, Inc. Class A (a)	1,400	21,504
Avis Budget Group, Inc. (a) (b)	9,894	269,809
B. Riley Financial, Inc.	1,812	33,613
Barrett Business Services, Inc.	902	51,676
BG Staffing, Inc.	901	15,659
Bridgepoint Education, Inc. (a)	2,452	36,192
The Brink’s Co.	6,072	406,824
CAI International, Inc. (a)	1,984	46,822
Cambium Learning Group, Inc. (a)	1,664	8,436
Capella Education Co.	1,521	130,198
CardConnect Corp. (a) (b)	2,013	30,296
Cardtronics PLC Class A (a)	6,025	197,982
Care.com, Inc. (a)	1,669	25,202
Career Education Corp. (a)	8,748	83,981
Carriage Services, Inc.	2,027	54,648
CBIZ, Inc. (a)	6,737	101,055
Cimpress NV (a) (b)	3,297	311,665
Collectors Universe, Inc.	1,026	25,496
Corvel Corp. (a)	1,267	60,119
CPI Card Group, Inc. (b)	2,868	8,174
CRA International, Inc.	1,095	39,770
Cross Country Healthcare, Inc. (a)	4,549	58,728

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Deluxe Corp.	6,401	$443,077
Emerald Expositions Events, Inc.	2,070	45,333
Ennis, Inc.	3,283	62,705
Everi Holdings, Inc. (a)	8,405	61,188
EVERTEC, Inc.	7,981	138,071
Forrester Research, Inc.	1,365	53,440
Franklin Covey Co. (a)	1,208	23,314
FTI Consulting, Inc. (a)	5,440	190,182
Grand Canyon Education, Inc. (a)	6,194	485,672
Great Lakes Dredge & Dock Corp. (a)	7,137	30,689
Green Dot Corp. Class A (a)	6,034	232,490
The Hackett Group, Inc.	3,152	48,856
Healthcare Services Group, Inc.	9,399	440,155
HealthEquity, Inc. (a)	6,574	327,582
Heidrick & Struggles International, Inc.	2,338	50,852
Herc Holdings, Inc. (a)	3,201	125,863
Hertz Global Holdings, Inc. (a) (b)	7,231	83,157
HMS Holdings Corp. (a)	11,042	204,277
Huron Consulting Group, Inc. (a)	2,921	126,187
ICF International, Inc. (a)	2,363	111,297
INC Research Holdings, Inc. Class A (a)	7,208	421,668
Information Services Group, Inc. (a)	4,250	17,468
Insperity, Inc.	2,419	171,749
K12, Inc. (a)	4,423	79,260
Kelly Services, Inc. Class A	4,028	90,429
Kforce, Inc.	3,184	62,406
Korn/Ferry International	6,764	233,561
Landauer, Inc.	1,235	64,591
Laureate Education, Inc. Class A (a) (b)	4,787	83,916
LendingTree, Inc. (a) (b)	835	143,787
Liberty Tax, Inc.	933	12,082
LSC Communications, Inc.	4,413	94,438
Matthews International Corp. Class A	4,127	252,779
McGrath RentCorp	3,083	106,764
Medifast, Inc.	1,429	59,261
MoneyGram International, Inc. (a)	3,829	66,050
Monro Muffler Brake, Inc.	4,200	175,350
National Research Corp. Class A	1,291	34,728
Navigant Consulting, Inc. (a)	6,243	123,362
Neff Corp. Class A (a)	1,064	20,216
Nutrisystem, Inc.	3,896	202,787
On Assignment, Inc. (a)	6,707	363,184
PAREXEL International Corp. (a)	6,641	577,169
Paylocity Holding Corp. (a)	3,430	154,967
Pendrell Corp. (a)	1,555	11,243
Quad/Graphics, Inc.	4,142	94,935
Rent-A-Center, Inc. (b)	5,654	66,265
Resources Connection, Inc.	3,680	50,416
RPX Corp. (a)	5,963	83,184
RR Donnelley & Sons Co.	9,269	116,233
SEACOR Marine Holdings, Inc. (a)	2,062	41,982
ServiceSource International, Inc. (a)	9,973	38,695
Sotheby’s (a)	5,032	270,067

	Number of Shares	Value
SP Plus Corp. (a)	2,253	$68,829
Strayer Education, Inc.	1,380	128,644
Team, Inc. (a) (b)	3,934	92,252
Textainer Group Holdings Ltd. (b)	3,581	51,925
Travelport Worldwide Ltd.	16,398	225,636
TriNet Group, Inc. (a)	5,396	176,665
TrueBlue, Inc. (a)	5,545	146,943
Vectrus, Inc. (a)	1,468	47,446
Viad Corp.	2,642	124,835
Weight Watchers International, Inc. (a) (b)	3,639	121,615
Willdan Group, Inc. (a)	996	30,428

		12,641,464

Cosmetics & Personal Care — 0.1%
elf Beauty, Inc. (a) (b)	2,728	74,229
Inter Parfums, Inc.	2,263	82,939
Revlon, Inc. Class A (a)	1,483	35,147

		192,315

Foods — 1.4%
Amplify Snack Brands, Inc. (a) (b)	4,434	42,744
B&G Foods, Inc. (b)	8,665	308,474
Cal-Maine Foods, Inc. (a) (b)	4,135	163,746
Calavo Growers, Inc. (b)	2,131	147,146
The Chefs’ Warehouse, Inc. (a) (b)	2,616	34,008
Dean Foods Co.	11,997	203,949
Fresh Del Monte Produce, Inc.	4,397	223,851
Hostess Brands, Inc. (a)	10,563	170,064
Ingles Markets, Inc. Class A	1,819	60,573
J&J Snack Foods Corp.	1,994	263,348
John B Sanfilippo & Son, Inc.	1,112	70,178
Lancaster Colony Corp.	2,473	303,239
Lifeway Foods, Inc. (a) (b)	515	4,810
Performance Food Group Co. (a)	9,372	256,793
Sanderson Farms, Inc. (b)	2,662	307,860
Seneca Foods Corp. Class A (a)	899	27,914
Smart & Final Stores, Inc. (a) (b)	3,169	28,838
Snyder’s-Lance, Inc.	11,357	393,179
SpartanNash Co.	4,962	128,814
SUPERVALU, Inc. (a)	35,759	117,647
Tootsie Roll Industries, Inc. (b)	2,190	76,321
United Natural Foods, Inc. (a)	6,723	246,734
Village Super Market, Inc. Class A	1,006	26,076
Weis Markets, Inc.	1,245	60,656

		3,666,962

Foods — 0.1%
Darling Ingredients, Inc. (a)	21,669	341,070

Health Care – Products — 3.8%
Abaxis, Inc.	2,870	152,167
Accelerate Diagnostics, Inc. (a) (b)	3,438	94,029
Accuray, Inc. (a)	10,974	52,127
Analogic Corp.	1,684	122,343

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
AngioDynamics, Inc. (a)	4,809	$77,954
AtriCure, Inc. (a)	4,108	99,619
Atrion Corp.	184	118,367
AxoGen, Inc. (a)	3,570	59,798
BioTelemetry, Inc. (a)	3,705	123,932
Cantel Medical Corp.	4,783	372,644
Cardiovascular Systems, Inc. (a)	4,190	135,044
Cerus Corp. (a) (b)	12,969	32,552
ConforMIS, Inc. (a)	4,902	21,030
CONMED Corp.	3,610	183,893
CryoLife, Inc. (a)	4,307	85,925
Cutera, Inc. (a)	1,768	45,791
Endologix, Inc. (a) (b)	10,588	51,458
Entellus Medical, Inc. (a) (b)	1,593	26,380
Exactech, Inc. (a)	1,429	42,584
FONAR Corp. (a)	799	22,172
GenMark Diagnostics, Inc. (a)	5,662	66,981
Genomic Health, Inc. (a)	2,608	84,890
Glaukos Corp. (a) (b)	3,780	156,757
Globus Medical, Inc. Class A (a)	9,355	310,118
Haemonetics Corp. (a)	6,936	273,903
Halyard Health, Inc. (a)	6,139	241,140
ICU Medical, Inc. (a)	1,988	342,930
Inogen, Inc. (a)	2,248	214,504
Insulet Corp. (a)	7,695	394,830
Integer Holdings Corp. (a)	4,096	177,152
Integra LifeSciences Holdings Corp. (a)	8,135	443,439
Intersect ENT, Inc. (a)	3,453	96,511
Invacare Corp. (b)	4,087	53,948
iRhythm Technologies, Inc. (a)	1,820	77,332
K2M Group Holdings, Inc. (a)	5,354	130,423
Lantheus Holdings, Inc. (a)	3,442	60,751
LeMaitre Vascular, Inc.	1,996	62,315
LivaNova PLC (a)	6,409	392,295
Luminex Corp.	5,377	113,562
Masimo Corp. (a)	5,921	539,877
Meridian Bioscience, Inc.	5,434	85,585
Merit Medical Systems, Inc. (a)	6,463	246,563
MiMedx Group, Inc. (a) (b)	13,664	204,550
NanoString Technologies, Inc. (a)	2,394	39,597
Natus Medical, Inc. (a)	4,263	159,010
Nevro Corp. (a) (b)	3,657	272,191
Novocure Ltd. (a) (b)	7,622	131,861
NuVasive, Inc. (a)	6,704	515,672
NxStage Medical, Inc. (a)	8,518	213,546
Obalon Therapeutics, Inc. (a) (b)	1,125	11,149
OraSure Technologies, Inc. (a)	7,361	127,051
Orthofix International NV (a)	2,269	105,463
Oxford Immunotec Global PLC (a)	3,060	51,469
Penumbra, Inc. (a)	3,869	339,505
Pulse Biosciences, Inc. (a)	1,202	41,505
Quidel Corp. (a)	3,656	99,224
Quotient Ltd. (a)	3,524	25,937

	Number of Shares	Value
Repligen Corp. (a) (b)	4,523	$187,433
Rockwell Medical, Inc. (a) (b)	6,118	48,516
Sientra, Inc. (a)	1,870	18,176
The Spectranetics Corp. (a)	5,740	220,416
STAAR Surgical Co. (a) (b)	5,508	59,486
Surmodics, Inc. (a)	1,760	49,544
Tactile Systems Technology, Inc. (a) (b)	1,204	34,410
Utah Medical Products, Inc.	472	34,173
Varex Imaging Corp. (a)	4,972	168,054
ViewRay, Inc. (a) (b)	3,860	24,974
Viveve Medical, Inc. (a) (b)	1,975	14,181
Wright Medical Group NV (a)	13,790	379,087

		10,061,795

Health Care – Services — 1.6%
AAC Holdings, Inc. (a)	1,357	9,404
Addus HomeCare Corp. (a)	1,014	37,721
Almost Family, Inc. (a)	1,680	103,572
Amedisys, Inc. (a)	3,777	237,233
American Renal Associates Holdings, Inc. (a)	1,196	22,186
Capital Senior Living Corp. (a)	3,231	49,144
Chemed Corp.	2,073	423,991
Civitas Solutions, Inc. (a)	2,070	36,225
Community Health Systems, Inc. (a)	12,563	125,128
The Ensign Group, Inc.	6,408	139,502
Genesis Healthcare, Inc. (a)	5,105	8,883
HealthSouth Corp.	11,840	573,056
Invitae Corp. (a)	5,143	49,167
Kindred Healthcare, Inc.	11,025	128,441
LHC Group, Inc. (a)	2,072	140,668
Magellan Health, Inc. (a)	3,160	230,364
Medpace Holdings, Inc. (a) (b)	971	28,159
Molina Healthcare, Inc. (a)	5,834	403,596
Natera, Inc. (a)	4,147	45,036
National HealthCare Corp.	1,481	103,877
The Providence Service Corp. (a)	1,504	76,117
RadNet, Inc. (a)	5,082	39,386
Select Medical Holdings Corp. (a)	14,232	218,461
Surgery Partners, Inc. (a) (b)	2,499	56,852
Teladoc, Inc. (a) (b)	7,100	246,370
Tenet Healthcare Corp. (a) (b)	10,731	207,538
Tivity Health, Inc. (a)	4,817	191,957
Triple-S Management Corp. Class B (a)	2,980	50,392
U.S. Physical Therapy, Inc.	1,573	95,009

		4,077,435

Household Products & Wares — 0.3%
Acco Brands Corp. (a)	14,277	166,327
Central Garden & Pet Co. (a)	1,409	44,792
Central Garden & Pet Co. Class A (a)	4,652	139,653
CSS Industries, Inc.	1,175	30,738

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Helen of Troy Ltd. (a)	3,595	$338,289
WD-40 Co.	1,819	200,727

		920,526

Pharmaceuticals — 3.8%
Achaogen, Inc. (a) (b)	3,831	83,248
Aclaris Therapeutics, Inc. (a)	2,659	72,112
Adamas Pharmaceuticals, Inc. (a) (b)	1,940	33,931
Aerie Pharmaceuticals, Inc. (a)	4,010	210,725
Aimmune Therapeutics, Inc. (a) (b)	4,647	95,542
Akebia Therapeutics, Inc. (a)	4,908	70,528
Amicus Therapeutics, Inc. (a) (b)	19,126	192,599
Amphastar Pharmaceuticals, Inc. (a)	4,864	86,871
Anika Therapeutics, Inc. (a)	1,913	94,387
Antares Pharma, Inc. (a)	18,943	60,996
Array BioPharma, Inc. (a) (b)	22,897	191,648
Avexis, Inc. (a)	3,242	266,363
BioScrip, Inc. (a) (b)	15,409	41,835
BioSpecifics Technologies Corp. (a)	752	37,232
Calithera Biosciences, Inc. (a)	4,045	60,068
Cara Therapeutics, Inc. (a) (b)	3,613	55,604
Catalent, Inc. (a)	16,616	583,222
Catalyst Pharmaceuticals, Inc. (a)	9,424	26,010
Cempra, Inc. (a)	6,124	28,170
Chimerix, Inc. (a)	5,864	31,959
Clovis Oncology, Inc. (a)	5,716	535,189
Coherus Biosciences, Inc. (a)	5,065	72,683
Collegium Pharmaceutical, Inc. (a) (b)	2,988	37,380
Conatus Pharmaceuticals, Inc. (a)	3,380	19,469
Concert Pharmaceuticals, Inc. (a)	2,262	31,555
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	5,854	36,880
Corcept Therapeutics, Inc. (a) (b)	12,032	141,978
Depomed, Inc. (a) (b)	7,543	81,012
Diplomat Pharmacy, Inc. (a)	6,395	94,646
Durect Corp. (a)	19,100	29,796
Eagle Pharmaceuticals, Inc. (a) (b)	1,089	85,911
Enanta Pharmaceuticals, Inc. (a)	2,020	72,680
Flexion Therapeutics, Inc. (a) (b)	3,684	74,490
Global Blood Therapeutics, Inc. (a) (b)	4,874	133,304
Heron Therapeutics, Inc. (a) (b)	6,002	83,128
Heska Corp. (a)	852	86,964
Horizon Pharma PLC (a)	21,519	255,431
Ignyta, Inc. (a) (b)	6,594	68,248
Immune Design Corp. (a)	2,374	23,147
Impax Laboratories, Inc. (a)	9,607	154,673
Insys Therapeutics, Inc. (a) (b)	3,224	40,784
Intra-Cellular Therapies, Inc. (a) (b)	4,380	54,400
Ironwood Pharmaceuticals, Inc. (a) (b)	17,784	335,762
Jounce Therapeutics, Inc. (a) (b)	885	12,417
Keryx Biopharmaceuticals, Inc. (a) (b)	10,766	77,838
Kindred Biosciences, Inc. (a)	2,778	23,891
La Jolla Pharmaceutical Co. (a)	2,305	68,620

	Number of Shares	Value
Lannett Co., Inc. (a) (b)	3,623	$73,909
Madrigal Pharmaceuticals, Inc. (a)	540	8,780
MediciNova, Inc. (a) (b)	4,082	21,471
Minerva Neurosciences, Inc. (a)	3,318	29,364
Miragen Therapeutics, Inc. (a) (b)	1,669	21,580
MyoKardia, Inc. (a)	2,279	29,855
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	1,249	10,329
Natural Health Trends Corp.	1,018	28,351
Nature’s Sunshine Products, Inc.	1,464	19,398
Nektar Therapeutics (a)	19,566	382,515
Neogen Corp. (a)	4,909	339,261
Neos Therapeutics, Inc. (a) (b)	2,473	18,053
Nutraceutical International Corp.	1,102	45,898
Ocular Therapeutix, Inc. (a)	2,851	26,429
Omega Protein Corp.	2,804	50,192
Omthera Pharmaceuticals, Inc. (a) (c)	428	—
Owens & Minor, Inc.	8,009	257,810
Pacira Pharmaceuticals, Inc. (a)	5,188	247,468
PharMerica Corp. (a)	3,992	104,790
Phibro Animal Health Corp. Class A	2,538	94,033
Portola Pharmaceuticals, Inc. (a)	6,591	370,216
PRA Health Sciences, Inc. (a)	5,118	383,901
Prestige Brands Holdings, Inc. (a)	7,028	371,149
Progenics Pharmaceuticals, Inc. (a)	9,067	61,565
Protagonist Therapeutics, Inc. (a)	1,367	15,461
Ra Pharmaceuticals, Inc. (a) (b)	1,554	29,122
Radius Health, Inc. (a) (b)	4,912	222,170
Reata Pharmaceuticals, Inc. Class A (a)	1,123	35,532
Recro Pharma, Inc. (a)	1,807	12,703
Revance Therapeutics, Inc. (a)	2,961	78,170
Sarepta Therapeutics, Inc. (a) (b)	6,859	231,217
SciClone Pharmaceuticals, Inc. (a)	6,857	75,427
Sucampo Pharmaceuticals, Inc. Class A (a) (b)	3,213	33,736
Supernus Pharmaceuticals, Inc. (a)	6,251	269,418
Synergy Pharmaceuticals, Inc. (a) (b)	29,941	133,237
Syros Pharmaceuticals, Inc. (a) (b)	1,650	26,549
Teligent, Inc. (a) (b)	5,225	47,809
Tetraphase Pharmaceuticals, Inc. (a)	4,986	35,550
TG Therapeutics, Inc. (a) (b)	6,410	64,420
TherapeuticsMD, Inc. (a) (b)	20,601	108,567
Trevena, Inc. (a)	6,723	15,463
USANA Health Sciences, Inc. (a)	1,525	97,752
Vanda Pharmaceuticals, Inc. (a)	5,817	94,817
Voyager Therapeutics, Inc. (a)	1,991	17,839
vTv Therapeutics, Inc. Class A (a)	717	3,563
Xencor, Inc. (a)	5,033	106,247
Zogenix, Inc. (a)	3,147	45,631
Zynerba Pharmaceuticals, Inc. (a)	1,506	25,557

		9,877,600

		53,832,607

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified — 0.1%
Holding Company – Diversified — 0.1%
HRG Group, Inc. (a)	15,773	$279,340
Wins Finance Holdings, Inc. (a) (b) (c)	80	16,800

		296,140

Energy — 3.4%
Coal — 0.2%
Arch Coal, Inc. Class A	2,891	197,455
Cloud Peak Energy, Inc. (a)	9,747	34,407
Hallador Energy Co.	2,094	16,270
Peabody Energy Corp. (a)	6,482	158,485
Ramaco Resources, Inc. (a) (b)	1,008	6,098
SunCoke Energy, Inc. (a)	8,398	91,538
Warrior Met Coal, Inc.	2,230	38,200
Westmoreland Coal Co. (a)	2,520	12,273

		554,726

Energy – Alternate Sources — 0.4%
Clean Energy Fuels Corp. (a)	17,950	45,593
FutureFuel Corp.	3,183	48,032
Green Plains, Inc. (b)	5,079	104,373
Pacific Ethanol, Inc. (a)	5,406	33,788
Pattern Energy Group, Inc.	9,284	221,331
Plug Power, Inc. (a) (b)	29,492	60,164
Renewable Energy Group, Inc. (a)	4,895	63,390
REX American Resources Corp. (a)	773	74,641
Sunrun, Inc. (a) (b)	11,220	79,886
TerraForm Global, Inc. Class A (a)	11,744	59,307
TerraForm Power, Inc. Class A (a) (b)	10,644	127,728
TPI Composites, Inc. (a)	1,409	26,038
Vivint Solar, Inc. (a) (b)	3,620	21,177

		965,448

Oil & Gas — 1.6%
Abraxas Petroleum Corp. (a)	20,042	32,468
Adams Resources & Energy, Inc.	279	11,461
Alon USA Energy, Inc. (b)	4,285	57,076
Approach Resources Inc. (a) (b)	5,663	19,084
Atwood Oceanics, Inc. (a) (b)	10,223	83,317
Bill Barrett Corp. (a)	9,967	30,599
Bonanza Creek Energy, Inc. (a)	2,681	85,015
California Resources Corp. (a) (b)	5,630	48,137
Callon Petroleum Co. (a) (b)	26,610	282,332
Carrizo Oil & Gas, Inc. (a)	8,246	143,645
Contango Oil & Gas Co. (a)	3,065	20,352
CVR Energy, Inc. (b)	1,989	43,281
Delek US Holdings, Inc.	8,204	216,914
Denbury Resources, Inc. (a) (b)	52,494	80,316
Diamond Offshore Drilling, Inc. (a) (b)	8,539	92,477
Earthstone Energy, Inc. Class A (a) (b)	1,291	12,923
Eclipse Resources Corp. (a)	11,500	32,890
Energy XXI Gulf Coast, Inc. (a)	3,900	72,423
Ensco PLC Class A	40,265	207,767
EP Energy Corp. Class A (a) (b)	5,291	19,365

	Number of Shares	Value
Evolution Petroleum Corp.	3,338	$27,038
Gastar Exploration, Inc. (a)	23,007	21,304
Halcon Resources Corp. (a)	8,072	36,647
Isramco, Inc. (a)	100	11,440
Jagged Peak Energy, Inc. (a)	4,309	57,525
Jones Energy, Inc. Class A (a) (b)	6,020	9,632
Lilis Energy, Inc. (a) (b)	5,631	27,592
Matador Resources Co. (a) (b)	11,936	255,072
Midstates Petroleum Co., Inc. (a)	1,452	18,397
Noble Corp. PLC (b)	32,252	116,752
Oasis Petroleum, Inc. (a)	31,096	250,323
Panhandle Oil & Gas, Inc. Class A	2,059	47,563
Par Pacific Holdings, Inc. (a) (b)	4,168	75,191
Parker Drilling Co. (a)	18,273	24,669
PDC Energy, Inc. (a)	8,725	376,135
Penn Virginia Corp. (a) (b)	1,878	69,016
Resolute Energy Corp. (a) (b)	2,866	85,321
Ring Energy, Inc. (a)	5,978	77,714
Rosehill Resources, Inc. (a)	439	3,661
Rowan Cos. PLC Class A (a)	15,403	157,727
Sanchez Energy Corp. (a) (b)	9,362	67,219
SandRidge Energy, Inc. (a)	4,593	79,046
SilverBow Resources, Inc. (a)	911	23,832
SRC Energy, Inc. (a) (b)	26,483	178,231
Stone Energy Corp. (a)	2,574	47,310
Trecora Resources (a)	2,721	30,611
Ultra Petroleum Corp. (a)	25,745	279,333
Unit Corp. (a)	6,808	127,514
W&T Offshore, Inc. (a) (b)	12,347	24,200
WildHorse Resource Development Corp. (a) (b)	2,739	33,881

		4,231,738

Oil & Gas Services — 1.1%
Archrock, Inc.	9,033	102,976
Basic Energy Services, Inc. (a)	2,293	57,096
Bristow Group, Inc.	4,285	32,780
C&J Energy Services, Inc. (a)	6,120	209,732
CARBO Ceramics, Inc. (a) (b)	3,047	20,872
Dril-Quip, Inc. (a)	4,990	243,512
Era Group, Inc. (a)	2,668	25,239
Exterran Corp. (a)	4,275	114,143
Flotek Industries, Inc. (a) (b)	7,163	64,037
Forum Energy Technologies, Inc. (a)	9,092	141,835
Frank’s International NV	6,518	54,034
Geospace Technologies Corp. (a)	1,778	24,590
Gulf Island Fabrication, Inc.	1,780	20,648
Helix Energy Solutions Group, Inc. (a)	18,722	105,592
Independence Contract Drilling, Inc. (a)	4,069	15,828
Keane Group, Inc. (a) (b)	4,205	67,280
Key Energy Services, Inc. (a) (b)	1,354	26,051
Mammoth Energy Services, Inc. (a)	1,065	19,809
Matrix Service Co. (a)	3,298	30,836

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
McDermott International, Inc. (a)	37,318	$267,570
MRC Global, Inc. (a)	11,810	195,101
Natural Gas Services Group, Inc. (a)	1,685	41,872
NCS Multistage Holdings, Inc. (a)	1,448	36,461
Newpark Resources, Inc. (a) (b)	11,492	84,466
NOW, Inc. (a) (b)	14,044	225,828
Oil States International, Inc. (a)	6,770	183,806
PHI, Inc. (a)	1,591	15,528
Pioneer Energy Services Corp. (a)	10,183	20,875
ProPetro Holding Corp. (a)	3,315	46,277
SEACOR Holdings, Inc. (a)	2,159	74,054
Select Energy Services, Inc. Class A (a)	497	6,039
Solaris Oilfield Infrastructure, Inc. Class A (a)	1,316	15,173
Superior Energy Services, Inc. (a)	20,090	209,539
Tesco Corp. (a)	6,539	29,099
TETRA Technologies, Inc. (a)	15,530	43,329
Thermon Group Holdings, Inc. (a)	4,149	79,536
Willbros Group, Inc. (a)	5,897	14,566

		2,966,009

Pipelines — 0.1%
SemGroup Corp. Class A	8,813	237,951
Tellurian, Inc. (a)	7,316	73,379

		311,330

		9,029,251

Financial — 25.1%
Banks — 9.8%
1st Source Corp.	2,127	101,968
Access National Corp.	1,974	52,350
ACNB Corp.	818	24,949
Allegiance Bancshares, Inc. (a)	1,506	57,680
American National Bankshares, Inc.	1,127	41,643
Ameris Bancorp	4,767	229,769
Ames National Corp. (b)	1,175	35,955
Arrow Financial Corp.	1,555	49,216
ASB Bancorp, Inc. (a)	366	16,086
Atlantic Capital Bancshares, Inc. (a)	2,742	52,098
BancFirst Corp.	1,102	106,453
The Bancorp, Inc. (a)	6,374	48,315
BancorpSouth, Inc.	11,364	346,602
Bank of Commerce Holdings	2,028	22,409
Bank of Marin Bancorp	816	50,225
The Bank of NT Butterfield & Son Ltd.	7,096	241,974
Bankwell Financial Group, Inc.	784	24,484
Banner Corp.	4,339	245,197
Bar Harbor Bankshares	2,017	62,164
BCB Bancorp, Inc.	1,221	18,681
Blue Hills Bancorp, Inc.	3,161	56,582
Boston Private Financial Holdings, Inc.	10,975	168,466

	Number of Shares	Value
Bridge Bancorp, Inc.	2,484	$82,717
Bryn Mawr Bank Corp.	2,253	95,752
C&F Financial Corp.	442	20,730
Cadence BanCorp (a)	1,141	24,965
Camden National Corp.	1,989	85,348
Capital Bank Financial Corp. Class A	3,837	146,190
Capital City Bank Group, Inc.	1,510	30,834
Capstar Financial Holdings, Inc. (a) (b)	1,117	19,816
Carolina Financial Corp.	1,884	60,891
Cass Information Systems, Inc.	1,436	94,259
Cathay General Bancorp	9,946	377,451
CenterState Banks, Inc.	7,105	176,630
Central Pacific Financial Corp.	3,976	125,125
Central Valley Community Bancorp	1,374	30,448
Century Bancorp, Inc. Class A	406	25,822
Chemical Financial Corp.	9,361	453,166
Chemung Financial Corp.	431	17,619
Citizens & Northern Corp. (b)	1,598	37,169
City Holding Co.	1,970	129,764
Civista Bancshares, Inc. (b)	1,302	27,186
CNB Financial Corp.	2,008	48,132
CoBiz Financial, Inc.	5,084	88,462
Codorus Valley Bancorp, Inc.	1,125	31,950
Columbia Banking System, Inc.	7,666	305,490
Commerce Union Bancshares, Inc. (b)	887	21,173
Community Bank System, Inc.	6,482	361,501
The Community Financial Corp.	517	19,904
Community Trust Bancorp, Inc.	1,980	86,625
ConnectOne Bancorp, Inc.	3,919	88,373
County Bancorp, Inc.	659	15,816
CU Bancorp (a)	2,225	80,434
Customers Bancorp, Inc. (a)	3,696	104,523
CVB Financial Corp.	13,688	307,022
DNB Financial Corp.	399	13,686
Eagle Bancorp, Inc. (a)	4,153	262,885
Enterprise Bancorp, Inc.	1,255	44,603
Enterprise Financial Services Corp.	2,963	120,890
Equity Bancshares, Inc. Class A (a)	1,393	42,682
Evans Bancorp, Inc.	602	24,050
Farmers & Merchants Bancorp, Inc. /Archbold OH	583	36,146
Farmers Capital Bank Corp.	1,012	39,013
Farmers National Banc Corp.	3,400	49,300
FB Financial Corp. (a) (b)	922	33,367
FCB Financial Holdings, Inc. Class A (a)	4,646	221,846
Fidelity Southern Corp.	2,837	64,854
Financial Institutions, Inc.	1,778	52,984
First BanCorp (a)	21,650	125,353
First Bancorp	3,219	100,626
First Bancorp, Inc.	1,395	37,749
The First Bancshares, Inc. (b)	1,102	30,415
First Busey Corp.	4,265	125,050

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Business Financial Services, Inc.	1,107	$25,550
First Citizens BancShares, Inc. Class A	978	364,501
First Commonwealth Financial Corp.	12,751	161,683
First Community Bancshares, Inc.	2,165	59,213
First Community Financial Partners, Inc. (a)	1,863	24,033
First Connecticut Bancorp, Inc.	1,917	49,171
First Financial Bancorp	8,184	226,697
First Financial Bankshares, Inc. (b)	8,362	369,600
First Financial Corp.	1,370	64,801
First Foundation, Inc. (a)	3,606	59,247
First Guaranty Bancshares, Inc.	500	13,620
First Internet Bancorp	832	23,338
First Interstate BancSystem, Inc. Class A	3,394	126,257
First Merchants Corp.	5,442	218,442
First Mid-Illinois Bancshares, Inc.	1,307	44,752
First Midwest Bancorp, Inc.	13,476	314,126
First Northwest Bancorp (a)	1,426	22,488
The First of Long Island Corp.	3,065	87,659
FNB Bancorp	690	18,947
Franklin Financial Network, Inc. (a)	1,574	64,927
Fulton Financial Corp.	22,636	430,084
German American Bancorp Inc.	2,789	95,077
Glacier Bancorp, Inc.	10,145	371,408
Great Southern Bancorp, Inc.	1,464	78,324
Great Western Bancorp, Inc.	7,802	318,400
Green Bancorp, Inc. (a)	2,830	54,902
Guaranty Bancorp	3,090	84,048
Guaranty Bancshares, Inc.	263	8,403
Hancock Holding Co.	11,138	545,762
Hanmi Financial Corp.	4,120	117,214
HarborOne Bancorp, Inc. (a)	1,693	33,792
Heartland Financial USA, Inc.	3,232	152,227
Heritage Commerce Corp.	4,715	64,973
Heritage Financial Corp.	3,856	102,184
Hilltop Holdings, Inc.	9,882	259,007
Home BancShares, Inc.	17,075	425,167
HomeStreet, Inc. (a)	3,827	105,912
Hope Bancorp, Inc.	17,123	319,344
Horizon Bancorp	2,786	73,411
Howard Bancorp, Inc. (a)	1,146	22,060
IBERIABANK Corp.	6,682	544,583
Independent Bank Corp.	2,616	56,898
Independent Bank Corp.	3,514	234,208
Independent Bank Group, Inc.	2,327	138,456
International Bancshares Corp.	7,213	252,816
Investar Holding Corp. (b)	1,061	24,297
Kearny Financial Corp.	11,212	166,498
Lakeland Bancorp, Inc.	5,896	111,140
Lakeland Financial Corp.	3,168	145,348
LCNB Corp.	1,207	24,140
LegacyTexas Financial Group, Inc.	6,235	237,741
Live Oak Bancshares, Inc.	2,675	64,735

	Number of Shares	Value
Macatawa Bank Corp.	3,623	$34,563
MainSource Financial Group, Inc.	3,247	108,807
MB Financial, Inc.	10,695	471,008
MBT Financial Corp.	2,440	23,668
Mercantile Bank Corp.	2,178	68,563
Middlefield Banc Corp. (b)	341	17,186
Midland States Bancorp, Inc.	2,021	67,744
MidSouth Bancorp, Inc.	1,169	13,736
MidWestOne Financial Group, Inc.	1,459	49,445
National Bank Holdings Corp. Class A	3,260	107,939
National Bankshares, Inc. (b)	929	37,903
National Commerce Corp. (a)	1,374	54,342
NBT Bancorp, Inc.	5,664	209,285
Nicolet Bankshares, Inc. (a)	1,167	63,847
Northeast Bancorp	943	19,190
Northrim BanCorp, Inc.	927	28,181
Norwood Financial Corp. (b)	498	21,040
OFG Bancorp (b)	5,592	55,920
Ohio Valley Banc Corp. (b)	532	19,179
Old Line Bancshares, Inc.	1,146	32,294
Old National Bancorp	17,682	305,014
Old Point Financial Corp.	463	15,223
Old Second Bancorp, Inc.	3,938	45,484
Opus Bank	2,734	66,163
Orrstown Financial Services, Inc.	1,013	23,147
Pacific Continental Corp.	2,855	72,945
Pacific Mercantile Bancorp (a)	2,101	18,489
Paragon Commercial Corp. (a)	544	28,544
Park National Corp.	1,769	183,481
Park Sterling Corp.	6,742	80,095
Parke Bancorp, Inc. (b)	729	16,330
PCSB Financial Corp. (a)	2,383	40,654
Peapack Gladstone Financial Corp.	2,206	69,026
Penns Woods Bancorp, Inc.	634	26,108
People’s Utah Bancorp	1,778	47,650
Peoples Bancorp of North Carolina, Inc. (b)	553	17,475
Peoples Bancorp, Inc.	2,186	70,236
Peoples Financial Services Corp.	857	37,477
Preferred Bank	1,712	91,541
Premier Financial Bancorp, Inc.	1,285	26,484
Provident Bancorp, Inc. (a)	607	13,657
QCR Holdings, Inc.	1,625	77,025
Renasant Corp.	5,657	247,437
Republic Bancorp, Inc. Class A	1,322	47,195
Republic First Bancorp, Inc. (a)	6,401	59,209
S&T Bancorp, Inc.	4,577	164,131
Sandy Spring Bancorp, Inc.	3,078	125,151
Seacoast Banking Corp. of Florida (a)	5,272	127,055
ServisFirst Bancshares, Inc. (b)	6,049	223,148
Shore Bancshares, Inc.	1,722	28,327
Sierra Bancorp	1,590	39,034
Simmons First National Corp. Class A	3,989	211,018

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SmartFinancial, Inc. (a)	934	$22,304
South State Corp.	3,810	326,517
Southern First Bancshares, Inc. (a)	893	33,086
Southern National Bancorp of Virginia, Inc.	2,442	42,979
Southside Bancshares, Inc. (b)	3,639	127,144
Southwest Bancorp, Inc.	2,310	59,020
State Bank Financial Corp.	4,918	133,376
Stock Yards Bancorp, Inc.	2,901	112,849
Stonegate Bank	1,841	85,017
Summit Financial Group, Inc.	1,429	31,438
Sun Bancorp, Inc.	1,471	36,260
Sunshine Bancorp, Inc. (a)	958	20,415
Texas Capital Bancshares, Inc. (a)	6,581	509,369
Tompkins Financial Corp.	1,942	152,874
Towne Bank	7,471	230,107
TriCo Bancshares	2,638	92,726
TriState Capital Holdings, Inc. (a)	3,007	75,776
Triumph Bancorp, Inc. (a)	2,101	51,580
TrustCo Bank Corp NY	12,365	95,829
Trustmark Corp.	8,860	284,938
Two River Bancorp (b)	937	17,419
UMB Financial Corp.	5,986	448,112
Umpqua Holdings Corp.	29,257	537,158
Union Bankshares Corp.	5,683	192,654
Union Bankshares, Inc. (b)	533	25,317
United Bankshares, Inc. (b)	13,208	517,754
United Community Banks, Inc.	9,376	260,653
United Security Bancshares/Fresno CA	1,694	15,669
Unity Bancorp, Inc.	994	17,097
Univest Corp. of Pennsylvania	3,363	100,722
Valley National Bancorp	34,149	403,300
Veritex Holdings, Inc. (a)	1,877	49,421
Walker & Dunlop, Inc. (a)	3,685	179,939
Washington Trust Bancorp, Inc.	1,939	99,955
WashingtonFirst Bankshares, Inc.	1,284	44,337
WesBanco, Inc.	5,545	219,249
West Bancorporation, Inc.	2,172	51,368
Westamerica Bancorp.	3,365	188,575
Western New England Bancorp, Inc.	3,789	38,458
Wintrust Financial Corp.	7,324	559,847
Xenith Bankshares, Inc. (a)	674	20,934

		25,760,998

Diversified Financial Services — 2.4%
Aircastle Ltd.	6,240	135,720
Altisource Portfolio Solutions SA (a) (b)	1,408	30,723
Arlington Asset Investment Corp. Class A	3,087	42,199
Artisan Partners Asset Management, Inc. Class A	5,878	180,455

	Number of Shares	Value
Associated Capital Group, Inc. Class A	620	$21,080
Blackhawk Network Holdings, Inc. (a)	7,221	314,836
California First National Bancorp	198	3,732
Cohen & Steers, Inc.	2,801	113,553
Cowen, Inc. (a) (b)	3,499	56,859
Diamond Hill Investment Group, Inc.	409	81,555
Elevate Credit, Inc. (a)	1,897	15,024
Ellie Mae, Inc. (a)	4,470	491,298
Encore Capital Group, Inc. (a) (b)	3,213	129,002
Enova International, Inc. (a)	4,373	64,939
Evercore Partners, Inc. Class A	5,404	380,982
Federal Agricultural Mortgage Corp. Class C	1,170	75,699
Financial Engines, Inc. (b)	7,733	283,028
FNFV Group (a)	8,312	131,330
Gain Capital Holdings, Inc.	4,457	27,767
GAMCO Investors, Inc. Class A	593	17,553
Greenhill & Co., Inc. (b)	3,626	72,883
Hamilton Lane, Inc. Class A	1,819	40,000
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	6,481	148,220
Houlihan Lokey, Inc.	2,965	103,478
Impac Mortgage Holdings, Inc. (a)	1,367	20,683
INTL. FCStone, Inc. (a)	2,042	77,106
Investment Technology Group, Inc.	4,260	90,482
KCG Holdings, Inc. Class A (a)	5,903	117,706
Ladder Capital Corp.	9,360	125,518
Ladenburg Thalmann Financial Services, Inc. (a)	13,871	33,845
LendingClub Corp. (a)	42,022	231,541
Marlin Business Services Corp.	1,138	28,621
Medley Management, Inc. Class A (b)	585	3,802
Moelis & Co.Class A	3,313	128,710
Nationstar Mortgage Holdings, Inc. (a) (b)	3,867	69,181
Nelnet, Inc. Class A	2,635	123,871
NewStar Financial, Inc.	4,068	42,714
Ocwen Financial Corp. (a)	13,799	37,119
OM Asset Management PLC	7,308	108,597
On Deck Capital, Inc. (a)	6,575	30,639
Oppenheimer Holdings, Inc. Class A	1,359	22,288
PennyMac Financial Services, Inc. Class A (a)	2,103	35,120
PHH Corp. (a)	6,898	94,985
Piper Jaffray Cos.	1,892	113,425
PJT Partners, Inc. Class A	2,413	97,051
PRA Group, Inc. (a) (b)	6,046	229,143
Pzena Investment Management, Inc. Class A	2,417	24,557
R1 RCM, Inc. (a)	13,187	49,451
Regional Management Corp. (a)	1,278	30,199
Silvercrest Asset Management Group, Inc. Class A	964	12,966

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Stifel Financial Corp. (a)	8,815	$405,314
Virtu Financial, Inc. Class A (b)	3,202	56,515
Virtus Investment Partners, Inc.	886	98,302
Waddell & Reed Financial, Inc. Class A (b)	10,804	203,979
WageWorks, Inc. (a)	4,931	331,363
Westwood Holdings Group, Inc.	1,089	61,735
WisdomTree Investments, Inc. (b)	15,058	153,140
World Acceptance Corp. (a) (b)	777	58,205

		6,309,788

Insurance — 3.0%
Ambac Financial Group, Inc. (a)	5,895	102,278
American Equity Investment Life Holding Co.	11,442	300,696
AMERISAFE, Inc.	2,547	145,052
AmTrust Financial Services, Inc. (b)	11,260	170,476
Argo Group International Holdings Ltd.	3,804	230,522
Atlas Financial Holdings, Inc. (a)	1,456	21,694
Baldwin & Lyons, Inc. Class B	1,233	30,209
Blue Capital Reinsurance Holdings Ltd.	810	14,823
Citizens, Inc. (a) (b)	6,368	46,996
CNO Financial Group, Inc.	22,635	472,619
Crawford & Co. Class B	1,643	15,280
Donegal Group, Inc. Class A	1,142	18,158
eHealth, Inc. (a)	2,052	38,578
EMC Insurance Group, Inc.	1,146	31,836
Employers Holdings, Inc.	4,181	176,856
Enstar Group Ltd. (a)	1,485	294,995
Essent Group Ltd. (a)	10,194	378,605
FBL Financial Group, Inc. Class A	1,275	78,413
Federated National Holding Co.	1,724	27,584
Fidelity & Guaranty Life (b)	1,496	46,451
Genworth Financial, Inc. Class A (a)	66,103	249,208
Global Indemnity Ltd. (a)	1,053	40,825
Greenlight Capital Re Ltd. Class A (a)	3,956	82,680
Hallmark Financial Services, Inc. (a)	1,911	21,537
HCI Group, Inc. (b)	1,048	49,235
Health Insurance Innovations, Inc. Class A (a) (b)	1,476	34,686
Heritage Insurance Holdings, Inc.	3,326	43,305
Horace Mann Educators Corp.	5,390	203,742
Independence Holding Co.	976	19,959
Infinity Property & Casualty Corp.	1,409	132,446
Investors Title Co.	196	37,914
James River Group Holdings Ltd.	2,383	94,677
Kemper Corp.	5,267	203,306
Kingstone Cos., Inc. (b)	1,183	18,100
Kinsale Capital Group, Inc. (b)	1,906	71,113
Maiden Holdings Ltd.	9,466	105,073
MBIA, Inc. (a)	16,567	156,227
MGIC Investment Corp. (a)	48,898	547,658

	Number of Shares	Value
National General Holdings Corp.	6,497	$137,087
National Western Life Group, Inc. Class A	295	94,288
The Navigators Group, Inc.	2,713	148,944
NI Holdings, Inc. (a) (b)	1,352	24,174
NMI Holdings, Inc. Class A (a)	7,510	85,989
OneBeacon Insurance Group Ltd. Class A	2,704	49,294
Primerica, Inc.	6,018	455,863
Radian Group, Inc.	28,559	466,940
RLI Corp.	5,070	276,923
Safety Insurance Group, Inc.	1,947	132,980
Selective Insurance Group, Inc.	7,585	379,629
State Auto Financial Corp.	2,119	54,522
State National Cos., Inc.	3,881	71,333
Stewart Information Services Corp.	2,775	125,929
Third Point Reinsurance Ltd. (a)	10,138	140,918
Tiptree, Inc.	3,133	22,088
Trupanion, Inc. (a) (b)	2,961	66,267
United Fire Group, Inc.	2,818	124,161
United Insurance Holdings Corp. (b)	2,354	37,028
Universal Insurance Holdings, Inc. (b)	4,127	104,000
WMIH Corp. (a)	24,797	30,996

		7,783,165

Private Equity — 0.1%
Fifth Street Asset Management, Inc.	890	4,316
Kennedy-Wilson Holdings, Inc. (b)	10,977	209,112
Safeguard Scientifics, Inc. (a)	2,784	33,130

		246,558

Real Estate — 0.4%
Alexander & Baldwin, Inc.	6,207	256,846
Community Healthcare Trust, Inc.	1,577	40,355
Consolidated-Tomoka Land Co. (b)	491	27,962
Farmland Partners, Inc. (b)	4,229	37,807
Forestar Group, Inc. (a)	5,461	93,656
FRP Holdings, Inc. (a)	863	39,828
Griffin Industrial Realty, Inc. (b)	133	4,172
HFF, Inc. Class A	4,814	167,383
Marcus & Millichap, Inc. (a)	2,140	56,410
Maui Land & Pineapple Co., Inc. (a)	885	17,966
RE/MAX Holdings, Inc. Class A	2,326	130,372
The RMR Group, Inc. Class A	950	46,218
The St. Joe Co. (a)	6,377	119,569
Stratus Properties, Inc.	713	20,962
Transcontinental Realty Investors, Inc. (a) (b)	221	5,943
Trinity Place Holdings, Inc. (a)	2,400	17,064

		1,082,513

Real Estate Investment Trusts (REITS) — 7.5%
Acadia Realty Trust	11,097	308,497
AG Mortgage Investment Trust, Inc.	3,644	66,685
Agree Realty Corp.	3,378	154,949

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alexander’s, Inc.	279	$117,587
Altisource Residential Corp.	6,574	85,068
American Assets Trust, Inc.	5,337	210,224
Anworth Mortgage Asset Corp.	12,416	74,620
Apollo Commercial Real Estate Finance, Inc.	12,201	226,329
Ares Commercial Real Estate Corp.	3,674	48,093
Armada Hoffler Properties, Inc. (b)	5,920	76,664
ARMOUR Residential REIT, Inc. (b)	4,821	120,525
Ashford Hospitality Prime, Inc.	3,508	36,097
Ashford Hospitality Trust, Inc.	10,096	61,384
Bluerock Residential Growth REIT, Inc.	3,092	39,856
Capstead Mortgage Corp.	12,508	130,458
Care Capital Properties, Inc.	11,134	297,278
CareTrust REIT, Inc.	9,521	176,519
Catchmark Timber Trust, Inc. Class A	4,992	56,759
CBL & Associates Properties, Inc. (b)	22,144	186,674
Cedar Realty Trust, Inc.	10,573	51,279
Chatham Lodging Trust	4,916	98,762
Cherry Hill Mortgage Investment Corp.	1,558	28,776
Chesapeake Lodging Trust	7,812	191,160
City Office REIT, Inc.	3,880	49,276
Clipper Realty, Inc. (b)	1,968	24,285
Colony Starwood Homes	13,375	458,896
CorEnergy Infrastructure Trust, Inc. (b)	1,538	51,661
Cousins Properties, Inc.	55,264	485,771
CYS Investments, Inc.	19,845	166,896
DiamondRock Hospitality Co.	26,437	289,485
Dynex Capital, Inc.	6,141	43,601
Easterly Government Properties, Inc. (b)	4,897	102,592
EastGroup Properties, Inc.	4,385	367,463
Education Realty Trust, Inc.	9,706	376,107
Ellington Residential Mortgage REIT	1,115	16,346
FelCor Lodging Trust, Inc.	17,031	122,793
First Industrial Realty Trust, Inc.	15,390	440,462
First Potomac Realty Trust	7,568	84,080
Four Corners Property Trust, Inc.	7,923	198,947
Franklin Street Properties Corp.	13,686	151,641
The GEO Group, Inc.	16,166	478,029
Getty Realty Corp.	3,570	89,607
Gladstone Commercial Corp.	3,330	72,561
Global Medical REIT, Inc. (b)	2,082	18,613
Global Net Lease, Inc.	8,791	195,512
Government Properties Income Trust (b)	9,193	168,324
Gramercy Property Trust	19,995	594,051
Great Ajax Corp. (b)	2,029	28,365
Healthcare Realty Trust, Inc.	15,249	520,753
Hersha Hospitality Trust	5,142	95,178
Independence Realty Trust, Inc. (b)	9,197	90,774
InfraREIT, Inc. (a)	5,610	107,431
Invesco Mortgage Capital, Inc.	14,798	247,275
Investors Real Estate Trust	15,844	98,391
iStar, Inc. (a)	9,317	112,177

	Number of Shares	Value
Jernigan Capital, Inc.	1,217	$26,774
Kite Realty Group Trust	11,029	208,779
KKR Real Estate Finance Trust, Inc.	1,369	29,433
LaSalle Hotel Properties	15,037	448,103
Lexington Realty Trust	28,605	283,476
LTC Properties, Inc.	5,193	266,868
Mack-Cali Realty Corp.	12,028	326,440
MedEquities Realty Trust, Inc.	3,750	47,325
Monmouth Real Estate Investment Corp.	9,155	137,783
Monogram Residential Trust, Inc.	22,194	215,504
MTGE Investment Corp.	6,034	113,439
National Health Investors, Inc.	5,246	415,483
National Storage Affiliates Trust	5,858	135,378
New Senior Investment Group, Inc.	10,891	109,455
New York Mortgage Trust, Inc.	14,432	89,767
NexPoint Residential Trust, Inc.	2,266	56,401
NorthStar Realty Europe Corp.	7,195	91,233
One Liberty Properties, Inc.	1,946	45,595
Orchid Island Capital, Inc.	4,275	42,151
Owens Realty Mortgage, Inc.	1,382	23,439
Parkway, Inc.	5,535	126,696
Pebblebrook Hotel Trust (b)	9,101	293,416
Pennsylvania Real Estate Investment Trust	8,913	100,895
PennyMac Mortgage Investment Trust	8,760	160,220
Physicians Realty Trust	20,383	410,514
Potlatch Corp.	5,341	244,084
Preferred Apartment Communities, Inc. Class A	4,038	63,598
PS Business Parks, Inc.	2,606	345,008
QTS Realty Trust, Inc. Class A	6,175	323,138
Quality Care Properties, Inc. (a)	12,487	228,637
RAIT Financial Trust	12,585	27,561
Ramco-Gershenson Properties Trust	10,274	132,535
Redwood Trust, Inc.	10,018	170,707
Resource Capital Corp.	4,154	42,246
Retail Opportunity Investments Corp.	14,352	275,415
Rexford Industrial Realty, Inc.	8,759	240,347
RLJ Lodging Trust	16,277	323,424
Ryman Hospitality Properties, Inc.	5,868	375,611
Sabra Health Care REIT, Inc.	8,489	204,585
Saul Centers, Inc.	1,466	84,999
Select Income REIT	8,328	200,122
Seritage Growth Properties Class A (b)	3,362	141,036
STAG Industrial, Inc.	11,818	326,177
Summit Hotel Properties, Inc.	13,515	252,055
Sunstone Hotel Investors, Inc.	29,054	468,350
Sutherland Asset Management Corp.	2,225	33,041
Terreno Realty Corp.	6,477	218,016
Tier REIT, Inc.	6,242	115,352
UMH Properties, Inc.	3,731	63,614
Universal Health Realty Income Trust	1,679	133,548
Urban Edge Properties	12,909	306,331

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Urstadt Biddle Properties, Inc. Class A	3,792	$75,082
Washington Prime Group, Inc.	24,810	207,660
Washington Real Estate Investment Trust	10,222	326,082
Western Asset Mortgage Capital Corp.	5,231	53,879
Whitestone REIT (b)	4,869	59,645
Xenia Hotels & Resorts, Inc.	14,217	275,383

		19,733,421

Savings & Loans — 1.9%
Astoria Financial Corp.	12,276	247,361
Banc of California, Inc. (b)	5,738	123,367
Bank Mutual Corp.	5,573	50,993
BankFinancial Corp.	1,834	27,363
Bear State Financial, Inc.	2,859	27,046
Beneficial Bancorp, Inc.	9,120	136,800
Berkshire Hills Bancorp, Inc.	4,697	165,100
BofI Holding, Inc. (a) (b)	7,874	186,771
Brookline Bancorp, Inc.	9,907	144,642
BSB Bancorp, Inc. (a)	1,092	31,941
Capitol Federal Financial, Inc.	16,928	240,547
Charter Financial Corp.	1,614	29,052
Clifton Bancorp, Inc. (b)	2,665	44,052
Community Bankers Trust Corp. (a)	2,783	22,960
Dime Community Bancshares, Inc.	4,237	83,045
Entegra Financial Corp. (a) (b)	818	18,610
ESSA Bancorp, Inc.	1,116	16,428
First Defiance Financial Corp.	1,321	69,590
First Financial Northwest, Inc.	1,013	16,340
Flagstar Bancorp, Inc. (a)	2,849	87,806
Flushing Financial Corp.	3,641	102,640
Greene County Bancorp, Inc. (b)	409	11,125
Hingham Institution for Savings	162	29,473
Home Bancorp Inc.	787	33,463
HomeTrust Bancshares, Inc. (a)	2,267	55,315
Investors Bancorp, Inc.	34,266	457,794
Malvern Bancorp, Inc. (a)	838	20,070
Meridian Bancorp, Inc.	6,256	105,726
Meta Financial Group, Inc.	1,183	105,287
MutualFirst Financial, Inc.	853	30,452
Northfield Bancorp, Inc.	5,641	96,743
Northwest Bancshares, Inc.	12,487	194,922
OceanFirst Financial Corp.	4,154	112,656
Oconee Federal Financial Corp.	152	4,224
Oritani Financial Corp.	5,326	90,808
Pacific Premier Bancorp, Inc. (a)	5,172	190,847
Provident Financial Holdings, Inc.	844	16,247
Provident Financial Services, Inc.	8,124	206,187
Prudential Bancorp, Inc.	1,030	18,705
Riverview Bancorp, Inc.	2,512	16,680
SI Financial Group, Inc.	1,524	24,536
Southern Missouri Bancorp, Inc.	802	25,873

	Number of Shares	Value
Sterling Bancorp	17,415	$404,899
Territorial Bancorp, Inc.	1,035	32,282
Timberland Bancorp, Inc.	803	20,292
United Community Financial Corp.	6,404	53,217
United Financial Bancorp, Inc.	6,759	112,808
Washington Federal, Inc.	11,827	392,656
Waterstone Financial, Inc.	3,276	61,753
WSFS Financial Corp.	3,984	180,674

		4,978,168

		65,894,611

Government — 0.0%
Multi-National — 0.0%
Banco Latinoamericano de Comercio Exterior SA	3,939	107,850

Industrial — 13.6%
Aerospace & Defense — 1.1%
AAR Corp.	4,256	147,939
Aerojet Rocketdyne Holdings, Inc. (a)	9,145	190,216
Aerovironment, Inc. (a)	2,664	101,765
Astronics Corp. (a)	2,837	86,443
Cubic Corp.	3,304	152,975
Curtiss-Wright Corp.	5,843	536,271
Ducommun, Inc. (a)	1,415	44,686
Esterline Technologies Corp. (a)	3,461	328,103
Kaman Corp.	3,564	177,737
KLX, Inc. (a)	6,843	342,150
Kratos Defense & Security Solutions, Inc. (a)	9,461	112,302
Moog, Inc. Class A (a)	4,202	301,367
National Presto Industries, Inc.	637	70,388
Triumph Group, Inc.	6,450	203,820

		2,796,162

Building Materials — 1.6%
AAON, Inc.	5,523	203,523
Apogee Enterprises, Inc.	3,735	212,297
Armstrong Flooring, Inc. (a)	3,012	54,126
Boise Cascade Co. (a)	5,111	155,374
Builders FirstSource, Inc. (a)	12,781	195,805
Caesarstone Ltd. (a)	2,996	105,010
Continental Building Products, Inc. (a)	5,214	121,486
Cree, Inc. (a)	12,895	317,862
Forterra, Inc. (a) (b)	2,348	19,324
Gibraltar Industries, Inc. (a)	4,153	148,054
Griffon Corp.	3,818	83,805
JELD-WEN Holding, Inc. (a)	2,970	96,406
Louisiana-Pacific Corp. (a)	19,278	464,793
LSI Industries, Inc.	3,263	29,530
Masonite International Corp. (a)	3,929	296,639
NCI Building Systems, Inc. (a)	5,270	88,009
Patrick Industries, Inc. (a)	2,144	156,190

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PGT Innovations, Inc. (a)	6,515	$83,392
Ply Gem Holdings, Inc. (a)	3,026	54,317
Quanex Building Products Corp.	4,500	95,175
Simpson Manufacturing Co., Inc.	5,431	237,389
Summit Materials, Inc. Class A (a)	14,134	408,049
Trex Co., Inc. (a)	3,886	262,927
Universal Forest Products, Inc.	2,651	231,459
US Concrete, Inc. (a) (b)	2,013	158,121

		4,279,062

Electrical Components & Equipment — 1.1%
Advanced Energy Industries, Inc. (a)	5,230	338,329
Belden, Inc.	5,543	418,108
Encore Wire Corp.	2,647	113,027
Energous Corp. (a) (b)	2,484	40,390
EnerSys	5,766	417,747
Generac Holdings, Inc. (a)	8,095	292,472
General Cable Corp. (b)	6,582	107,616
Graham Corp.	1,312	25,794
Insteel Industries, Inc.	2,410	79,458
Littelfuse, Inc.	2,981	491,865
Novanta, Inc. (a)	4,264	153,504
Powell Industries, Inc.	1,198	38,324
Revolution Lighting Technologies, Inc. (a)	1,627	10,722
SPX Corp. (a)	5,605	141,022
SunPower Corp. (a) (b)	7,898	73,767
Vicor Corp. (a)	2,266	40,561

		2,782,706

Electronics — 2.4%
Akoustis Technologies, Inc. (a) (b)	1,140	9,964
Allied Motion Technologies, Inc.	851	23,164
Applied Optoelectronics, Inc. (a) (b)	2,428	150,026
AVX Corp.	6,094	99,576
Badger Meter, Inc.	3,676	146,489
Bel Fuse, Inc. Class B	1,271	31,394
Benchmark Electronics, Inc. (a)	6,622	213,891
Brady Corp. Class A	6,127	207,705
Control4 Corp. (a)	3,221	63,164
CTS Corp.	4,280	92,448
CyberOptics Corp. (a)	906	18,709
Electro Scientific Industries, Inc. (a)	4,231	34,863
ESCO Technologies, Inc.	3,333	198,813
FARO Technologies, Inc. (a)	2,167	81,913
Fitbit, Inc. Class A (a) (b)	23,082	122,565
Fluidigm Corp. (a)	3,984	16,095
GoPro, Inc. Class A (a) (b)	14,181	115,291
II-VI, Inc. (a)	8,060	276,458
Iteris, Inc. (a)	3,100	19,282
Itron, Inc. (a)	4,513	305,756
KEMET Corp. (a)	6,031	77,197
Kimball Electronics, Inc. (a)	3,419	61,713
Knowles Corp. (a)	11,598	196,238

	Number of Shares	Value
Mesa Laboratories, Inc.	411	$58,900
Methode Electronics, Inc.	4,728	194,794
MicroVision, Inc. (a) (b)	8,997	19,074
Napco Security Technologies, Inc. (a)	1,545	14,523
NVE Corp.	607	46,739
OSI Systems, Inc. (a)	2,292	172,244
Park Electrochemical Corp.	2,429	44,742
Plexus Corp. (a)	4,448	233,831
Rogers Corp. (a)	2,371	257,538
Sanmina Corp. (a)	9,696	369,417
Sparton Corp. (a)	1,285	28,257
Stoneridge, Inc. (a)	3,480	53,627
SYNNEX Corp.	3,829	459,327
Tech Data Corp. (a)	4,635	468,135
TTM Technologies, Inc. (a)	12,198	211,757
Vishay Intertechnology, Inc. (b)	17,792	295,347
Vishay Precision Group, Inc. (a)	1,313	22,715
Watts Water Technologies, Inc. Class A	3,696	233,587
Woodward, Inc.	7,058	476,980
ZAGG, Inc. (a)	3,781	32,706

		6,256,954

Engineering & Construction — 1.3%
Aegion Corp. (a)	4,385	95,944
Argan, Inc.	1,921	115,260
Chicago Bridge & Iron Co. NV (b)	13,321	262,823
Comfort Systems USA, Inc.	4,852	180,009
Dycom Industries, Inc. (a) (b)	4,028	360,587
EMCOR Group, Inc.	7,792	509,441
Exponent, Inc.	3,370	196,471
Granite Construction, Inc.	5,274	254,418
Hill International, Inc. (a)	4,431	23,041
IES Holdings, Inc. (a)	1,075	19,511
KBR, Inc.	19,028	289,606
Layne Christensen Co. (a) (b)	2,477	21,773
MasTec, Inc. (a)	8,760	395,514
Mistras Group, Inc. (a)	2,358	51,805
MYR Group, Inc. (a)	2,110	65,452
NV5 Global, Inc. (a)	1,006	42,755
Orion Group Holdings, Inc. (a)	3,695	27,602
Primoris Services Corp.	5,209	129,912
Sterling Construction Co., Inc. (a)	3,406	44,516
TopBuild Corp. (a)	4,868	258,345
Tutor Perini Corp. (a)	4,950	142,313
VSE Corp.	1,092	49,118

		3,536,216

Environmental Control — 0.1%
Covanta Holding Corp. (b)	15,484	204,389

Environmental Controls — 0.5%
Advanced Disposal Services, Inc. (a)	3,295	74,895
Advanced Emissions Solutions, Inc. (b)	2,774	25,410

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aqua Metals, Inc. (a) (b)	2,192	$27,510
AquaVenture Holdings Ltd. (a) (b)	1,521	23,165
Casella Waste Systems, Inc. Class A (a)	5,042	82,739
CECO Environmental Corp.	4,067	37,335
Energy Recovery, Inc. (a) (b)	4,721	39,137
Heritage-Crystal Clean, Inc. (a)	1,752	27,857
Hudson Technologies, Inc. (a)	4,830	40,814
MSA Safety, Inc.	4,400	357,148
Pure Cycle Corp. (a)	2,232	17,298
Tetra Tech, Inc.	7,549	345,367
US Ecology, Inc.	2,861	144,480

		1,243,155

Hand & Machine Tools — 0.3%
Franklin Electric Co., Inc.	6,129	253,741
Hardinge, Inc.	1,605	19,934
Kennametal, Inc.	10,630	397,775
Milacron Holdings Corp. (a)	5,928	104,273

		775,723

Machinery – Diversified — 0.0%
NN, Inc.	3,577	98,189

Machinery – Construction & Mining — 0.1%
Astec Industries, Inc.	2,810	155,983
Babcock & Wilcox Enterprises, Inc. (a)	6,548	77,004
Hyster-Yale Materials Handling, Inc.	1,363	95,751

		328,738

Machinery – Diversified — 0.8%
Alamo Group, Inc.	1,232	111,878
Albany International Corp. Class A	3,816	203,774
Altra Industrial Motion Corp.	3,783	150,563
Applied Industrial Technologies, Inc.	5,060	298,793
Briggs & Stratton Corp.	5,510	132,791
Chart Industries, Inc. (a)	4,011	139,302
Columbus McKinnon Corp.	2,513	63,880
DXP Enterprises, Inc. (a)	2,131	73,520
Gencor Industries, Inc. (a)	1,066	17,269
The Gorman-Rupp Co.	2,269	57,791
Hurco Cos., Inc.	756	26,271
Ichor Holdings Ltd. (a) (b)	1,546	31,167
Intevac, Inc. (a)	2,563	28,449
Kadant, Inc.	1,443	108,514
Lindsay Corp. (b)	1,383	123,433
The Manitowoc Co., Inc. (a)	16,661	100,133
SPX FLOW, Inc. (a)	5,470	201,734
Tennant Co.	2,346	173,135
Twin Disc, Inc. (a)	1,121	18,093

		2,060,490

Metal Fabricate & Hardware — 0.9%
Advanced Drainage Systems, Inc.	4,727	95,013
Ampco-Pittsburgh Corp.	1,173	17,302

	Number of Shares	Value
Atkore International Group, Inc. (a) (b)	4,331	$97,664
CIRCOR International, Inc.	2,157	128,083
The Eastern Co.	728	21,876
Global Brass & Copper Holdings, Inc.	2,892	88,351
Haynes International, Inc.	1,610	58,459
Lawson Products, Inc. (a)	865	19,160
LB Foster Co. Class A	1,096	23,509
Mueller Industries, Inc.	7,545	229,745
Mueller Water Products, Inc. Class A	20,350	237,688
Northwest Pipe Co. (a)	1,256	20,423
Olympic Steel, Inc.	1,257	24,486
Omega Flex, Inc. (b)	401	25,824
Park-Ohio Holdings Corp.	1,167	44,463
RBC Bearings, Inc. (a)	3,055	310,877
Rexnord Corp. (a)	13,763	319,990
Sun Hydraulics Corp.	3,138	133,898
TimkenSteel Corp. (a) (b)	5,136	78,940
TriMas Corp. (a)	6,074	126,643
Worthington Industries, Inc.	5,923	297,453

		2,399,847

Miscellaneous – Manufacturing — 1.6%
Actuant Corp. Class A	7,851	193,135
American Outdoor Brands Corp. (a) (b)	7,495	166,089
American Railcar Industries, Inc. (b)	958	36,691
Axon Enterprise, Inc. (a) (b)	6,856	172,360
AZZ, Inc.	3,392	189,274
Barnes Group, Inc.	6,621	387,527
Chase Corp.	924	98,591
Core Molding Technologies, Inc. (a)	961	20,767
EnPro Industries, Inc.	2,793	199,336
Fabrinet (a)	4,791	204,384
Federal Signal Corp.	7,783	135,113
FreightCar America, Inc.	1,663	28,920
GP Strategies Corp. (a)	1,602	42,293
Handy & Harman Ltd. (a)	401	12,591
Harsco Corp. (a)	10,573	170,225
Hillenbrand, Inc.	8,360	301,796
John Bean Technologies Corp.	4,144	406,112
LSB Industries, Inc. (a) (b)	2,829	29,224
Lydall, Inc. (a)	2,178	112,603
Myers Industries, Inc.	3,146	56,471
NL Industries, Inc. (a)	904	6,373
Proto Labs, Inc. (a) (b)	3,291	221,320
Raven Industries, Inc.	4,751	158,208
Standex International Corp.	1,663	150,834
Sturm, Ruger & Co., Inc. (b)	2,259	140,397
Tredegar Corp.	3,481	53,085
Trinseo SA	5,865	402,925

		4,096,644

Packaging & Containers — 0.2%
Greif, Inc.	734	44,334

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Greif, Inc. Class A	3,362	$187,532
KapStone Paper and Packaging Corp.	11,523	237,719
Multi-Color Corp.	1,826	149,002
UFP Technologies, Inc. (a)	876	24,791

		643,378

Transportation — 1.4%
Air Transport Services Group, Inc. (a)	6,867	149,563
ArcBest Corp.	3,420	70,452
Ardmore Shipping Corp. (b)	3,859	31,451
Atlas Air Worldwide Holdings, Inc. (a)	3,078	160,518
Costamare, Inc.	4,852	35,468
Covenant Transportation Group, Inc. Class A (a)	1,626	28,504
Daseke, Inc. (a)	2,672	29,739
DHT Holdings, Inc.	10,157	42,152
Dorian LPG Ltd. (a)	2,481	20,295
Eagle Bulk Shipping, Inc. (a)	5,082	24,038
Echo Global Logistics, Inc. (a)	3,531	70,267
Forward Air Corp.	3,972	211,628
Frontline Ltd. (b)	10,144	58,125
GasLog Ltd.	5,257	80,169
Genco Shipping & Trading Ltd. (a)	1,022	9,678
Gener8 Maritime, Inc. (a)	6,223	35,409
Golar LNG Ltd. (b)	12,618	280,750
Heartland Express, Inc. (b)	6,199	129,063
Hub Group, Inc. Class A (a)	4,306	165,135
International Seaways, Inc. (a)	3,873	83,928
Knight Transportation, Inc.	9,654	357,681
Marten Transport Ltd.	3,131	85,789
Matson, Inc.	5,635	169,275
Navios Maritime Acquisition Corp.	11,032	16,217
Navios Maritime Holdings, Inc. (a)	11,958	16,382
Nordic American Tankers Ltd. (b)	13,456	85,311
Overseas Shipholding Group, Inc. Class A (a)	5,280	14,045
Radiant Logistics, Inc. (a)	5,181	27,874
Roadrunner Transportation Systems, Inc. (a)	4,198	30,519
Safe Bulkers, Inc. (a)	6,354	14,551
Saia, Inc. (a)	3,306	169,598
Schneider National, Inc. Class B	4,295	96,079
Scorpio Bulkers, Inc. (a)	7,768	55,153
Scorpio Tankers, Inc.	21,353	84,771
Ship Finance International Ltd. (b)	7,996	108,746
Swift Transportation Co. (a) (b)	9,599	254,374
Teekay Corp. (b)	7,137	47,604
Teekay Tankers Ltd. Class A (b)	16,174	30,407
Universal Logistics Holdings, Inc.	1,142	17,130
Werner Enterprises, Inc.	6,291	184,641
YRC Worldwide, Inc. (a)	4,467	49,673

		3,632,152

	Number of Shares	Value
Trucking & Leasing — 0.2%
GATX Corp. (b)	5,160	$331,633
The Greenbrier Cos., Inc. (b)	3,634	168,073
Willis Lease Finance Corp. (a)	388	10,371

		510,077

		35,643,882

Technology — 9.9%
Computers — 2.8%
3D Systems Corp. (a) (b)	14,508	271,300
Agilysys, Inc. (a)	2,080	21,050
Barracuda Networks, Inc. (a)	3,325	76,674
CACI International, Inc. Class A (a)	3,217	402,286
Carbonite, Inc. (a)	3,258	71,024
Cogint, Inc. (a) (b)	2,910	14,695
Convergys Corp.	12,406	295,015
Cray, Inc. (a)	5,255	96,692
Diebold Nixdorf, Inc. (b)	9,982	279,496
Digimarc Corp. (a) (b)	1,326	53,239
DMC Global, Inc.	1,924	25,204
Electronics For Imaging, Inc. (a)	6,111	289,539
Engility Holdings, Inc. (a)	2,335	66,314
EPAM Systems, Inc. (a)	6,496	546,249
Exlservice Holdings, Inc. (a)	4,341	241,273
The ExOne Co. (a) (b)	1,497	17,141
Immersion Corp. (a) (b)	3,969	36,039
Insight Enterprises, Inc. (a)	4,703	188,073
The KeyW Holding Corp. (a)	6,537	61,121
Lumentum Holdings, Inc. (a)	8,047	459,081
MAXIMUS, Inc.	8,480	531,102
Maxwell Technologies, Inc. (a)	4,991	29,896
Mercury Systems, Inc. (a)	6,140	258,433
Mitek Systems, Inc. (a)	4,038	33,919
MTS Systems Corp. (b)	2,194	113,649
NCI, Inc. Class A (a)	819	17,281
NetScout Systems, Inc. (a)	11,738	403,787
NeuStar, Inc. Class A (a)	7,366	245,656
Nutanix, Inc. Class A (a) (b)	4,600	92,690
Presidio, Inc. (a)	2,505	35,847
Pure Storage, Inc. Class A (a) (b)	12,280	157,307
Qualys, Inc. (a)	4,148	169,238
Quantum Corp. (a)	3,691	28,827
Radisys Corp. (a)	4,885	18,368
Science Applications International Corp.	5,783	401,456
SecureWorks Corp. Class A (a)	1,122	10,423
Silver Spring Networks, Inc. (a) (b)	5,509	62,142
Startek, Inc. (a)	1,331	16,291
Stratasys Ltd. (a)	6,567	153,077
Super Micro Computer, Inc. (a)	5,193	128,007
Sykes Enterprises, Inc. (a)	5,163	173,115
Syntel, Inc. (b)	4,434	75,201
TeleTech Holdings, Inc.	1,829	74,623

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Unisys Corp. (a) (b)	6,539	$83,699
USA Technologies, Inc. (a) (b)	4,916	25,563
Varonis Systems, Inc. (a)	2,525	93,930
VeriFone Systems, Inc. (a)	14,723	266,486
Virtusa Corp. (a)	3,624	106,546
Vocera Communications, Inc. (a)	3,687	97,411

		7,415,475

Office & Business Equipment — 0.0%
Eastman Kodak Co. (a) (b)	2,332	21,221

Semiconductors — 2.7%
Alpha & Omega Semiconductor Ltd. (a)	2,379	39,658
Ambarella, Inc. (a) (b)	4,286	208,085
Amkor Technology, Inc. (a)	13,489	131,788
Axcelis Technologies, Inc. (a)	3,962	83,004
AXT, Inc. (a)	4,908	31,166
Brooks Automation, Inc.	9,075	196,837
Cabot Microelectronics Corp.	3,286	242,605
CEVA, Inc. (a)	2,826	128,442
Cirrus Logic, Inc. (a)	8,516	534,124
Cohu, Inc.	3,646	57,388
Diodes, Inc. (a)	4,976	119,573
DSP Group, Inc. (a)	2,958	34,313
EMCORE Corp.	3,585	38,180
Entegris, Inc. (a)	18,732	411,167
FormFactor, Inc. (a)	9,578	118,767
GSI Technology, Inc. (a)	1,872	14,714
Impinj, Inc. (a) (b)	2,378	115,690
Inphi Corp. (a) (b)	5,548	190,296
Integrated Device Technology, Inc. (a)	17,694	456,328
IXYS Corp.	3,407	56,045
Kopin Corp. (a)	8,453	31,361
Lattice Semiconductor Corp. (a)	16,195	107,859
MACOM Technology Solutions Holdings, Inc. (a) (b)	5,354	298,593
MaxLinear, Inc. (a)	7,945	221,586
MKS Instruments, Inc.	7,120	479,176
Monolithic Power Systems, Inc.	5,267	507,739
Nanometrics, Inc. (a)	3,240	81,940
Photronics, Inc. (a)	8,926	83,904
Pixelworks, Inc. (a)	3,762	17,268
Power Integrations, Inc.	3,782	275,708
Rambus, Inc. (a)	14,524	166,009
Rudolph Technologies, Inc. (a)	4,115	94,028
Semtech Corp. (a)	8,514	304,375
Sigma Designs, Inc. (a)	4,917	28,764
Silicon Laboratories, Inc. (a)	5,518	377,155
Synaptics, Inc. (a) (b)	4,550	235,281
Ultra Clean Holdings, Inc. (a)	4,395	82,406
Veeco Instruments, Inc. (a)	6,231	173,533
Xcerra Corp. (a)	7,243	70,764
Xperi Corp.	6,448	192,150

		7,037,769

	Number of Shares	Value
Software — 4.4%
2U, Inc. (a) (b)	5,781	$271,245
ACI Worldwide, Inc. (a)	15,405	344,610
Actua Corp. (a)	3,975	55,849
Acxiom Corp. (a)	10,382	269,724
Allscripts Healthcare Solutions, Inc. (a)	23,993	306,151
Alteryx, Inc. Class A (a) (b)	1,173	22,897
Amber Road, Inc. (a)	2,431	20,834
American Software, Inc. Class A	3,520	36,221
Appfolio, Inc. Class A (a)	1,044	34,034
Apptio, Inc. Class A (a)	2,341	40,616
Aspen Technology, Inc. (a)	9,921	548,234
Avid Technology, Inc. (a)	4,404	23,165
Bazaarvoice, Inc. (a)	11,215	55,514
Benefitfocus, Inc. (a) (b)	2,096	76,190
Blackbaud, Inc.	6,298	540,053
Blackline, Inc. (a)	1,474	52,681
Bottomline Technologies de, Inc. (a)	5,216	133,999
Box, Inc. Class A (a)	10,374	189,222
Brightcove, Inc. (a)	4,717	29,245
BroadSoft, Inc. (a) (b)	4,055	174,568
Callidus Software, Inc. (a)	8,511	205,966
Castlight Health, Inc. Class B (a) (b)	8,433	34,997
Cloudera, Inc. (a) (b)	1,846	29,573
CommerceHub, Inc. Series A (a)	1,799	31,339
CommerceHub, Inc. Series C (a)	3,824	66,691
CommVault Systems, Inc. (a)	5,096	287,669
Computer Programs & Systems, Inc. (b)	1,517	49,758
Cornerstone OnDemand, Inc. (a)	6,882	246,031
Cotiviti Holdings, Inc. (a)	3,511	130,399
Coupa Software, Inc. (a)	3,936	114,065
CSG Systems International, Inc.	4,403	178,674
Digi International, Inc. (a)	3,627	36,814
Donnelley Financial Solutions, Inc. (a)	3,483	79,970
Ebix, Inc. (b)	3,174	171,079
Envestnet, Inc. (a)	5,684	225,086
Everbridge, Inc. (a)	2,238	54,518
Evolent Health, Inc. Class A (a) (b)	5,093	129,108
Exa Corp. (a)	1,902	26,248
Fair Isaac Corp.	4,072	567,677
Five9, Inc. (a)	6,879	148,036
Glu Mobile, Inc. (a)	14,104	35,260
Guidance Software, Inc. (a)	3,103	20,511
Hortonworks, Inc. (a)	6,317	81,363
HubSpot, Inc. (a) (b)	4,445	292,259
InnerWorkings, Inc. (a)	5,958	69,113
Inovalon Holdings, Inc. Class A (a) (b)	8,267	108,711
Instructure, Inc. (a)	2,802	82,659
j2 Global, Inc.	6,136	522,112
LivePerson, Inc. (a)	7,122	78,342
Majesco (a)	1,107	5,457
ManTech International Corp. Class A	3,434	142,099
Medidata Solutions, Inc. (a)	7,443	582,043
MicroStrategy, Inc. Class A (a)	1,244	238,437

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MINDBODY, Inc. Class A (a)	4,865	$132,328
MobileIron, Inc. (a)	7,231	43,748
Model N, Inc. (a)	3,049	40,552
Monotype Imaging Holdings, Inc.	5,495	100,558
MuleSoft, Inc. (a)	1,995	49,755
NantHealth, Inc. (a) (b)	2,350	9,940
New Relic, Inc. (a)	3,871	166,492
Omnicell, Inc. (a)	4,846	208,863
Park City Group, Inc. (a) (b)	1,772	21,530
Paycom Software, Inc. (a) (b)	6,510	445,349
PDF Solutions, Inc. (a) (b)	3,721	61,210
pdvWireless, Inc. (a) (b)	1,180	27,494
Pegasystems, Inc.	4,814	280,897
Planet Payment, Inc. (a)	5,807	19,163
Progress Software Corp.	6,287	194,205
PROS Holdings, Inc. (a)	3,470	95,043
QAD, Inc. Class A	1,289	41,312
Quality Systems, Inc. (a)	6,905	118,835
RealPage, Inc. (a)	7,750	278,612
Rosetta Stone, Inc. (a)	2,230	24,039
Simulations Plus, Inc.	1,419	17,525
SPS Commerce, Inc. (a)	2,226	141,930
Synchronoss Technologies, Inc. (a)	5,766	94,851
Tabula Rasa HealthCare, Inc. (a)	1,219	18,346
Twilio, Inc. Class A (a)	8,208	238,935
Upland Software, Inc. (a)	959	21,088
Verint Systems, Inc. (a)	8,279	336,955
Veritone, Inc. (a) (b)	330	3,864
Workiva, Inc. (a) (b)	3,271	62,313
Xactly Corp. (a)	3,415	53,445

		11,646,293

		26,120,758

Utilities — 3.4%
Electric — 1.9%
ALLETE, Inc.	6,755	484,198
Ameresco, Inc. Class A (a)	2,356	18,141
Atlantic Power Corp. (a)	15,829	37,990
Avista Corp.	8,532	362,269
Black Hills Corp. (b)	7,066	476,743
Dynegy, Inc. (a)	14,597	120,717
El Paso Electric Co.	5,370	277,629
EnerNOC, Inc. (a)	3,666	28,411
Genie Energy Ltd. Class B	1,769	13,480
IDACORP, Inc.	6,655	568,004
MGE Energy, Inc.	4,605	296,332
NorthWestern Corp.	6,434	392,603
NRG Yield, Inc. Class A	4,559	77,777
NRG Yield, Inc. Class C	8,332	146,643
Ormat Technologies, Inc.	5,239	307,425
Otter Tail Corp.	5,178	205,049
PNM Resources, Inc.	10,521	402,428
Portland General Electric Co.	11,813	539,736

	Number of Shares	Value
Spark Energy, Inc. Class A (b)	1,518	$28,538
Unitil Corp.	1,800	86,958

		4,871,071

Gas — 1.2%
Chesapeake Utilities Corp.	2,100	157,395
Delta Natural Gas Co., Inc.	938	28,581
New Jersey Resources Corp.	11,348	450,516
Northwest Natural Gas Co.	3,744	224,078
ONE Gas, Inc.	6,887	480,781
RGC Resources, Inc. (b)	878	24,874
South Jersey Industries, Inc.	10,539	360,118
Southwest Gas Holdings, Inc.	6,279	458,744
Spire, Inc.	6,236	434,961
WGL Holdings, Inc.	6,770	564,821

		3,184,869

Water — 0.3%
American States Water Co.	4,770	226,146
Artesian Resources Corp. Class A	1,066	40,124
California Water Service Group	6,318	232,502
Connecticut Water Service, Inc.	1,476	81,933
Consolidated Water Co. Ltd.	1,997	24,763
Global Water Resources, Inc.	1,459	14,444
Middlesex Water Co.	2,074	82,130
SJW Group	2,153	105,885
The York Water Co.	1,664	57,990

		865,917

		8,921,857

TOTAL COMMON STOCK (Cost $228,524,841)		255,854,619

TOTAL EQUITIES (Cost $228,524,841)		255,854,619

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corporation CVR (a) (c)	23,469	44,356

TOTAL RIGHTS (Cost $26,051)		44,356

MUTUAL FUNDS — 15.8%
Diversified Financial Services — 15.8%
State Street Navigator Securities Lending Prime Portfolio (d)	41,520,570	41,520,570

TOTAL MUTUAL FUNDS (Cost $41,520,570)		41,520,570

TOTAL LONG-TERM INVESTMENTS (Cost $270,071,462)		297,419,545

The accompanying notes are an integral part of the portfolio of investments.

MM Russell 2000 Small Cap Index Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.6%
Repurchase Agreement — 2.3%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$6,203,612	$6,203,612

U.S. Treasury Bill — 0.3%
U.S. Treasury Bill (f) 8/17/17	835,000	834,056

TOTAL SHORT-TERM INVESTMENTS (Cost $7,037,816)		7,037,668

TOTAL INVESTMENTS — 115.7% (Cost $277,109,278) (g)		304,457,213

Other Assets/ (Liabilities) — (15.7)%		(41,407,701)

NET ASSETS — 100.0%		$263,049,512

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $40,411,503 or 15.36% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $71,834 or 0.03% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $6,203,637. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $6,330,272.
(f)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 93.0%

COMMON STOCK — 92.8%
Basic Materials — 3.4%
Chemicals — 2.9%
Air Products & Chemicals, Inc.	256,000	$36,623,359
Ashland Global Holdings, Inc.	207,000	13,643,370
CF Industries Holdings, Inc.	117,860	3,295,366
FMC Corp.	120,917	8,832,987
RPM International, Inc.	512,000	27,929,600
The Sherwin-Williams Co.	24,048	8,439,886
Valvoline, Inc.	1,375,000	32,615,000

		131,379,568

Mining — 0.5%
Franco-Nevada Corp. (a)	289,000	20,854,240

		152,233,808

Communications — 2.9%
Internet — 2.2%
Cogent Communications Holdings, Inc.	138,398	5,549,760
Dropbox, Inc. Class B (b) (c)	32,717	369,048
Expedia, Inc.	108,265	16,126,072
IAC/InterActiveCorp (b)	216,734	22,375,618
Match Group, Inc. (a) (b)	333,000	5,787,540
TripAdvisor, Inc. (a) (b)	193,000	7,372,600
VeriSign, Inc. (a) (b)	352,000	32,721,920
Zillow Group, Inc. Class A (b)	95,000	4,639,800
Zillow Group, Inc. Class C (a) (b)	95,000	4,655,950

		99,598,308

Media — 0.3%
FactSet Research Systems, Inc.	64,000	10,635,520

Telecommunications — 0.4%
DigitalGlobe, Inc. (b)	580,000	19,314,000

		129,547,828

Consumer, Cyclical — 14.5%
Airlines — 0.3%
United Continental Holdings, Inc. (b)	222,037	16,708,284

Apparel — 0.1%
Carter’s, Inc.	26,000	2,312,700

Auto Manufacturers — 0.3%
Ferrari NV	151,000	12,989,020
Tesla, Inc. (b)	6,000	2,169,660

		15,158,680

Auto Parts & Equipment — 0.4%
Dana, Inc.	230,652	5,150,459
WABCO Holdings, Inc. (b)	99,000	12,623,490

		17,773,949

	Number of Shares	Value
Distribution & Wholesale — 0.6%
Beacon Roofing Supply, Inc. (b)	199,941	$9,797,109
HD Supply Holdings, Inc. (b)	271,053	8,302,353
LKQ Corp. (b)	234,605	7,730,235

		25,829,697

Entertainment — 0.5%
IMAX Corp. (a) (b)	165,437	3,639,614
Vail Resorts, Inc.	96,000	19,471,680

		23,111,294

Food Services — 0.9%
Aramark	1,034,294	42,385,368

Leisure Time — 1.9%
Brunswick Corp.	155,790	9,772,707
Norwegian Cruise Line Holdings Ltd. (b)	1,091,000	59,230,390
Royal Caribbean Cruises Ltd.	160,881	17,573,032

		86,576,129

Lodging — 1.8%
Marriott International, Inc. Class A	417,000	41,829,270
MGM Resorts International	1,251,297	39,153,083

		80,982,353

Retail — 7.7%
AutoZone, Inc. (b)	65,000	37,079,900
Burlington Stores, Inc. (b)	195,000	17,938,050
CarMax, Inc. (a) (b)	481,000	30,331,860
Casey’s General Stores, Inc. (a)	196,000	20,993,560
Coach, Inc.	1,283,000	60,737,220
Dick’s Sporting Goods, Inc.	132,000	5,257,560
Dollar General Corp.	899,124	64,817,849
Dollar Tree, Inc. (b)	88,079	6,158,484
L Brands, Inc.	294,000	15,843,660
The Michaels Cos., Inc. (b)	966,000	17,890,320
O’Reilly Automotive, Inc. (b)	166,551	36,431,366
PVH Corp.	117,000	13,396,500
Ross Stores, Inc.	146,604	8,463,449
Texas Roadhouse, Inc.	104,301	5,314,136
Yum! Brands, Inc.	103,835	7,658,869

		348,312,783

		659,151,237

Consumer, Non-cyclical — 29.9%
Beverages — 0.2%
Monster Beverage Corp. (b)	168,213	8,356,822

Biotechnology — 2.7%
Alnylam Pharmaceuticals, Inc. (a) (b)	195,000	15,553,200
BioMarin Pharmaceutical, Inc. (b)	106,103	9,636,275
Bioverativ, Inc. (b)	153,360	9,227,671
Illumina, Inc. (b)	136,545	23,693,289

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Incyte Corp. (b)	286,531	$36,077,118
Kite Pharma, Inc. (a) (b)	97,000	10,055,990
The Medicines Co. (a) (b)	66,840	2,540,588
Vertex Pharmaceuticals, Inc. (b)	135,000	17,397,450

		124,181,581

Commercial Services — 10.6%
Bright Horizons Family Solutions, Inc. (b)	68,218	5,267,112
CDK Global, Inc.	281,520	17,471,131
Cintas Corp.	149,903	18,893,774
CoreLogic, Inc. (b)	657,000	28,500,660
CoStar Group, Inc. (b)	22,753	5,997,691
Equifax, Inc.	537,523	73,866,411
Euronet Worldwide, Inc. (b)	215,060	18,789,792
FleetCor Technologies, Inc. (b)	211,000	30,428,310
Gartner, Inc. (b)	195,401	24,133,977
Global Payments, Inc.	646,208	58,365,507
IHS Markit Ltd. (b)	779,442	34,326,626
KAR Auction Services, Inc.	777,504	32,631,843
MacDonald Dettwiler & Associates Ltd. (a)	236,981	12,331,491
Moody’s Corp.	53,719	6,536,528
Sabre Corp.	774,000	16,849,980
TransUnion (b)	193,000	8,358,830
Vantiv, Inc. Class A (b)	825,450	52,284,003
Verisk Analytics, Inc. (b)	402,000	33,916,740
Wework Companies, Inc. Class A (b) (c)	47,262	2,448,644

		481,399,050

Foods — 1.6%
Blue Buffalo Pet Products, Inc. (a) (b)	247,498	5,645,429
Conagra Brands, Inc.	466,084	16,667,164
Sprouts Farmers Market, Inc. (b)	901,000	20,425,670
TreeHouse Foods, Inc. (a) (b)	361,238	29,509,532

		72,247,795

Health Care – Products — 9.2%
Align Technology, Inc. (b)	59,751	8,969,820
Bruker Corp.	1,023,777	29,525,729
The Cooper Cos., Inc.	344,576	82,498,386
DENTSPLY SIRONA, Inc.	544,000	35,272,960
Edwards Lifesciences Corp. (b)	75,013	8,869,537
Henry Schein, Inc. (b)	161,000	29,466,220
Hologic, Inc. (b)	1,347,000	61,126,860
IDEXX Laboratories, Inc. (b)	45,000	7,263,900
Intuitive Surgical, Inc. (b)	38,000	35,544,060
QIAGEN NV (b)	279,750	9,380,017
STERIS PLC	81,067	6,606,961
Teleflex, Inc.	396,269	82,328,847
West Pharmaceutical Services, Inc.	195,000	18,431,400

		415,284,697

	Number of Shares	Value
Health Care – Services — 2.9%
Acadia Healthcare Co., Inc. (a) (b)	497,865	$24,584,574
Envision Healthcare Corp. (b)	737,000	46,187,790
MEDNAX, Inc. (b)	680,000	41,051,600
Quintiles IMS Holdings, Inc. (b)	232,000	20,764,000

		132,587,964

Pharmaceuticals — 2.7%
Alkermes PLC (a) (b)	805,176	46,676,053
Catalent, Inc. (b)	769,000	26,991,900
TESARO, Inc. (a) (b)	48,000	6,713,280
Zoetis, Inc.	685,175	42,741,216

		123,122,449

		1,357,180,358

Energy — 0.9%
Oil & Gas — 0.9%
ARC Resources Ltd. (a)	516,000	6,748,427
Carrizo Oil & Gas, Inc. (b)	212,174	3,696,071
Centennial Resource Development, Inc. (b) (c)	124,621	1,971,504
Centennial Resource Development, Inc. Class A (a) (b)	350,379	5,542,996
Centennial Resource Development, Inc. Class B (b) (c)	121,000	1,818,509
Concho Resources, Inc. (b)	186,732	22,693,540

		42,471,047

Financial — 9.2%
Banks — 0.5%
Popular, Inc.	85,457	3,564,412
Signature Bank (b)	46,214	6,633,095
Webster Financial Corp.	264,946	13,835,480

		24,032,987

Diversified Financial Services — 4.9%
Alliance Data Systems Corp.	27,630	7,092,345
CBOE Holdings, Inc.	566,000	51,732,400
E*TRADE Financial Corp. (b)	168,055	6,391,132
FNF Group	1,411,000	63,255,130
Nasdaq, Inc.	176,811	12,640,218
Raymond James Financial, Inc.	202,602	16,252,732
SEI Investments Co.	103,316	5,556,335
SLM Corp. (b)	1,137,000	13,075,500
TD Ameritrade Holding Corp.	1,066,000	45,827,340

		221,823,132

Insurance — 3.2%
Aon PLC	124,362	16,533,928
The Progressive Corp.	1,002,000	44,178,180
Willis Towers Watson PLC	573,975	83,490,403

		144,202,511

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate Investment Trusts (REITS) — 0.6%
Healthcare Trust of America, Inc. Class A	147,679	$4,594,294
SBA Communications Corp. (b)	160,777	21,688,817

		26,283,111

		416,341,741

Industrial — 18.8%
Aerospace & Defense — 1.7%
Harris Corp.	388,000	42,323,040
Rockwell Collins, Inc.	320,000	33,625,600

		75,948,640

Building Materials — 1.2%
Eagle Materials, Inc.	109,225	10,094,574
Fortune Brands Home & Security, Inc.	43,000	2,805,320
Martin Marietta Materials, Inc.	145,416	32,366,693
Vulcan Materials Co.	81,270	10,295,284

		55,561,871

Electrical Components & Equipment — 0.6%
Acuity Brands, Inc. (a)	79,000	16,059,120
Universal Display Corp.	86,048	9,400,744

		25,459,864

Electronics — 5.4%
Agilent Technologies, Inc.	904,000	53,616,240
Allegion PLC	384,000	31,150,080
Amphenol Corp. Class A	109,259	8,065,499
Flex Ltd. (b)	318,805	5,199,710
Fortive Corp.	480,000	30,408,000
Keysight Technologies, Inc. (b)	1,298,000	50,531,140
Mettler-Toledo International, Inc. (b)	13,000	7,651,020
National Instruments Corp.	128,000	5,148,160
Sensata Technologies Holding NV (a) (b)	1,214,000	51,862,080

		243,631,929

Environmental Controls — 1.3%
Waste Connections, Inc.	938,094	60,432,016

Machinery – Construction & Mining — 0.0%
BWX Technologies, Inc.	26,871	1,309,961

Machinery – Diversified — 3.9%
Cognex Corp.	83,000	7,046,700
Gardner Denver Holdings, Inc. (b)	329,000	7,109,690
IDEX Corp.	542,000	61,251,420
The Middleby Corp. (b)	95,987	11,663,380
Roper Technologies, Inc.	258,000	59,734,740
Wabtec Corp. (a)	44,206	4,044,849
Xylem, Inc.	481,000	26,661,830

		177,512,609

	Number of Shares	Value
Miscellaneous – Manufacturing — 2.0%
A.O. Smith Corp.	170,371	$9,596,999
Colfax Corp. (b)	287,000	11,299,190
Textron, Inc.	1,519,000	71,544,900

		92,441,089

Packaging & Containers — 1.7%
Ardagh Group SA	63,000	1,424,430
Ball Corp.	1,485,499	62,702,913
Berry Plastics Group, Inc. (b)	193,344	11,022,541

		75,149,884

Transportation — 1.0%
J.B. Hunt Transport Services, Inc.	162,000	14,803,560
Kansas City Southern	227,000	23,755,550
Old Dominion Freight Line, Inc.	68,000	6,476,320

		45,035,430

		852,483,293

Technology — 13.2%
Computers — 1.0%
Conduent, Inc. (b)	535,236	8,531,662
CSRA, Inc.	611,414	19,412,394
DXC Technology Co.	101,589	7,793,908
Fortinet, Inc. (b)	129,725	4,856,904
Teradata Corp. (a) (b)	105,100	3,099,399

		43,694,267

Semiconductors — 4.0%
Integrated Device Technology, Inc. (b)	314,528	8,111,677
KLA-Tencor Corp.	205,000	18,759,550
Lam Research Corp.	77,114	10,906,233
MACOM Technology Solutions Holdings, Inc. (a) (b)	158,310	8,828,949
Marvell Technology Group Ltd.	923,000	15,247,960
Microchip Technology, Inc. (a)	774,000	59,737,320
Microsemi Corp. (b)	124,604	5,831,467
Monolithic Power Systems, Inc.	60,524	5,834,514
NXP Semiconductor NV (b)	32,000	3,502,400
Qorvo, Inc. (b)	194,708	12,328,910
Xilinx, Inc.	518,000	33,317,760

		182,406,740

Software — 8.2%
Activision Blizzard, Inc.	227,466	13,095,218
athenahealth, Inc. (a) (b)	50,000	7,027,500
Atlassian Corp. PLC Class A (a) (b)	456,000	16,042,080
Black Knight Financial Services, Inc. Class A (a) (b)	97,000	3,972,150
Cadence Design Systems, Inc. (b)	398,458	13,344,359
Electronic Arts, Inc. (b)	429,907	45,449,768
Fidelity National Information Services, Inc.	225,000	19,215,000
Fiserv, Inc. (b)	513,000	62,760,420

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Mid Cap Growth Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Guidewire Software, Inc. (b)	141,000	$9,688,110
InterXion Holding NV (b)	166,662	7,629,786
Jack Henry & Associates, Inc.	66,629	6,920,754
MSCI, Inc.	218,000	22,451,820
Red Hat, Inc. (b)	570,192	54,595,884
ServiceNow, Inc. (b)	67,000	7,102,000
Splunk, Inc. (b)	284,000	16,156,760
SS&C Technologies Holdings, Inc	514,000	19,742,740
Tableau Software, Inc. Class A (b)	238,000	14,582,260
Veeva Systems, Inc. Class A (b)	156,000	9,564,360
Workday, Inc. Class A (b)	225,000	21,825,000

		371,165,969

		597,266,976

TOTAL COMMON STOCK (Cost $3,336,698,048)		4,206,676,288

PREFERRED STOCK — 0.2%
Communications — 0.1%
Internet — 0.1%
Dropbox, Inc. Series A (b) (c)	40,629	458,295
Dropbox, Inc. Series A 1 (b) (c)	199,577	2,251,229

		2,709,524

Consumer, Non-cyclical — 0.1%
Commercial Services — 0.1%
Wework, Inc. Series D 1 (b) (c)	83,736	4,338,362
Wework, Inc. Series D 2 (b) (c)	65,792	3,408,684

		7,747,046

TOTAL PREFERRED STOCK (Cost $4,663,463)		10,456,570

TOTAL EQUITIES (Cost $3,341,361,511)		4,217,132,858

MUTUAL FUNDS — 8.8%
Diversified Financial Services — 8.8%
State Street Navigator Securities Lending Prime Portfolio (d)	286,757,951	286,757,951
T. Rowe Price Government Reserve Investment Fund	110,067,838	110,067,838

		396,825,789

TOTAL MUTUAL FUNDS (Cost $396,825,789)		396,825,789

TOTAL LONG-TERM INVESTMENTS (Cost $3,738,187,300)		4,613,958,647

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 4.0%
Repurchase Agreement — 4.0%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$181,180,850	$181,180,850

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	19,062	19,062

TOTAL SHORT-TERM INVESTMENTS (Cost $181,199,912)		181,199,912

TOTAL INVESTMENTS — 105.8% (Cost $3,919,387,212) (f)		4,795,158,559

Other Assets/(Liabilities) — (5.8)%		(262,046,186)

NET ASSETS — 100.0%		$4,533,112,373

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $280,035,389 or 6.18% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $17,064,275 or 0.38% of net assets.
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $181,181,604. Collateralized by U.S. Government Agency obligations with rates ranging from 2.000% – 2.125%, maturity dates ranging from 8/31/21 – 9/30/21, and an aggregate market value, including accrued interest, of $184,814,211.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 96.7%

COMMON STOCK — 95.9%
Basic Materials — 2.4%
Chemicals — 2.4%
Ferro Corp. (a)	114,084	$2,086,596
Ingevity Corp. (a)	42,153	2,419,582
Methanex Corp.	39,678	1,747,816
Minerals Technologies, Inc.	24,650	1,804,380
Platform Specialty Products Corp. (a)	180,171	2,284,568
PolyOne Corp.	51,092	1,979,304

		12,322,246

Communications — 6.4%
Internet — 4.0%
Dropbox, Inc. Class B (a) (b)	26,964	304,154
GoDaddy, Inc. Class A (a)	36,443	1,545,912
Mimecast Ltd. (a)	68,318	1,829,556
Okta, Inc. (a)	8,010	182,628
Proofpoint, Inc. (a) (c)	35,308	3,065,794
Q2 Holdings, Inc. (a)	55,070	2,034,836
RingCentral, Inc. Class A (a)	37,650	1,376,107
Shopify, Inc. Class A (a)	17,260	1,499,894
The Trade Desk, Inc. Class A (a)	29,705	1,488,517
Trivago NV ADR (a) (c)	52,230	1,235,762
Veracode, Inc. (Escrow Shares) (a) (b)	30,294	123,297
Wayfair, Inc. Class A (a)	24,624	1,893,093
Wix.com Ltd. (a)	33,718	2,346,773
Zendesk, Inc. (a)	29,500	819,510
Zillow Group, Inc. Class C (a)	23,272	1,140,561

		20,886,394

Media — 0.4%
The New York Times Co. Class A	117,342	2,076,953

Telecommunications — 2.0%
Acacia Communications, Inc. (a) (c)	21,900	908,193
Arista Networks, Inc. (a) (c)	9,811	1,469,590
Ciena Corp. (a)	81,013	2,026,945
LogMeIn, Inc.	18,100	1,891,450
Oclaro, Inc. (a) (c)	109,900	1,026,466
Quantenna Communications, Inc. (a) (c)	57,258	1,087,902
Vonage Holdings Corp. (a)	360,966	2,360,718

		10,771,264

		33,734,611

Consumer, Cyclical — 13.2%
Airlines — 0.5%
Spirit Airlines, Inc. (a)	48,832	2,522,173

Apparel — 1.7%
Canada Goose Holdings, Inc. (a) (c)	8,530	168,468
Carter’s, Inc.	13,900	1,236,405
Deckers Outdoor Corp. (a)	31,077	2,121,316

	Number of Shares	Value
Oxford Industries, Inc.	27,673	$1,729,286
Steven Madden Ltd. (a)	34,498	1,378,195
Wolverine World Wide, Inc.	72,648	2,034,870

		8,668,540

Auto Manufacturers — 0.3%
Wabash National Corp. (c)	66,300	1,457,274

Auto Parts & Equipment — 1.0%
Cooper Tire & Rubber Co. (c)	29,900	1,079,390
Tenneco, Inc.	32,795	1,896,535
Visteon Corp. (a)	20,560	2,098,353

		5,074,278

Distribution & Wholesale — 1.8%
Beacon Roofing Supply, Inc. (a)	63,246	3,099,054
Pool Corp.	34,620	4,070,273
SiteOne Landscape Supply, Inc. (a) (c)	46,950	2,444,217

		9,613,544

Entertainment — 1.4%
Cinemark Holdings, Inc.	32,827	1,275,329
Marriott Vacations Worldwide Corp.	16,627	1,957,829
National CineMedia, Inc.	111,851	829,935
Vail Resorts, Inc.	16,970	3,442,025

		7,505,118

Home Builders — 0.2%
TRI Pointe Group, Inc. (a)	100,916	1,331,082

Home Furnishing — 0.3%
iRobot Corp. (a) (c)	19,233	1,618,264

Leisure Time — 1.3%
Acushnet Holdings Corp. (c)	82,082	1,628,507
ClubCorp Holdings, Inc.	45,027	589,854
Lindblad Expeditions Holdings, Inc. (a)	179,335	1,883,017
Planet Fitness, Inc. Class A (c)	108,746	2,538,132

		6,639,510

Lodging — 0.3%
Choice Hotels International, Inc.	24,460	1,571,555

Retail — 4.4%
Bloomin’ Brands, Inc.	95,296	2,023,134
Burlington Stores, Inc. (a)	22,830	2,100,132
The Cheesecake Factory, Inc.	15,424	775,827
Chico’s FAS, Inc.	194,109	1,828,507
The Children’s Place, Inc. (c)	9,930	1,013,853
Dave & Buster’s Entertainment, Inc. (a)	49,137	3,268,102
FirstCash, Inc.	40,129	2,339,521
Five Below, Inc. (a)	11,444	564,990
Kate Spade & Co. (a)	76,980	1,423,360
La-Z-Boy, Inc.	53,673	1,744,373
Nu Skin Enterprises, Inc. Class A	35,999	2,262,177

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ollie’s Bargain Outlet Holdings, Inc. (a) (c)	48,460	$2,064,396
Wingstop, Inc. (c)	48,147	1,487,742

		22,896,114

		68,897,452

Consumer, Non-cyclical — 23.1%
Beverages — 0.2%
MGP Ingredients, Inc. (c)	20,361	1,041,872

Biotechnology — 4.2%
Aduro Biotech, Inc. (a) (c)	83,000	946,200
Alder Biopharmaceuticals, Inc. (a)	38,664	442,703
Bluebird Bio, Inc. (a) (c)	21,311	2,238,721
Blueprint Medicines Corp. (a)	41,974	2,126,823
Cambrex Corp. (a)	19,140	1,143,615
Dermira, Inc. (a) (c)	61,302	1,786,340
Exact Sciences Corp. (a) (c)	57,044	2,017,646
Exelixis, Inc. (a)	36,940	909,832
Five Prime Therapeutics, Inc. (a)	29,032	874,153
Ionis Pharmaceuticals, Inc. (a)	20,685	1,052,246
Kite Pharma, Inc. (a) (c)	7,890	817,956
Ligand Pharmaceuticals, Inc. (a) (c)	8,120	985,768
Momenta Pharmaceuticals, Inc. (a)	107,235	1,812,271
Otonomy, Inc. (a)	36,892	695,414
Sage Therapeutics, Inc. (a) (c)	8,718	694,302
Spark Therapeutics, Inc. (a) (c)	10,651	636,291
Ultragenyx Pharmaceutical, Inc. (a) (c)	42,336	2,629,489

		21,809,770

Commercial Services — 3.9%
Bright Horizons Family Solutions, Inc. (a)	27,300	2,107,833
The Brink’s Co.	42,688	2,860,096
Cardtronics PLC Class A (a)	46,460	1,526,676
CoStar Group, Inc. (a)	8,340	2,198,424
HealthEquity, Inc. (a)	57,698	2,875,091
MarketAxess Holdings, Inc.	16,720	3,362,392
Nutrisystem, Inc.	14,290	743,794
Paylocity Holding Corp. (a) (c)	28,909	1,306,109
Sotheby’s (a) (c)	17,880	959,620
TriNet Group, Inc. (a)	64,189	2,101,548
WEX, Inc. (a)	3,670	382,671

		20,424,254

Cosmetics & Personal Care — 0.2%
elf Beauty, Inc. (a) (c)	38,710	1,053,299

Foods — 1.5%
Calavo Growers, Inc. (c)	20,399	1,408,551
Hostess Brands, Inc. (a) (c)	62,350	1,003,835
Performance Food Group Co. (a)	130,992	3,589,181
Sanderson Farms, Inc. (c)	16,340	1,889,721

		7,891,288

	Number of Shares	Value
Health Care – Products — 7.8%
ABIOMED, Inc. (a)	21,860	$3,132,538
Accelerate Diagnostics, Inc. (a) (c)	17,570	480,540
Align Technology, Inc. (a)	10,145	1,522,967
Cantel Medical Corp.	31,310	2,439,362
Glaukos Corp. (a) (c)	23,600	978,692
Globus Medical, Inc. Class A (a)	53,508	1,773,790
Haemonetics Corp. (a)	47,770	1,886,437
ICU Medical, Inc. (a)	6,800	1,173,000
Inogen, Inc. (a)	25,306	2,414,699
Insulet Corp. (a)	108,893	5,587,300
Integra LifeSciences Holdings Corp. (a)	39,530	2,154,780
Masimo Corp. (a)	15,260	1,391,407
MiMedx Group, Inc. (a) (c)	199,196	2,981,964
NuVasive, Inc. (a)	44,670	3,436,017
OraSure Technologies, Inc. (a)	50,400	869,904
Penumbra, Inc. (a)	18,080	1,586,520
Repligen Corp. (a) (c)	51,950	2,152,808
The Spectranetics Corp. (a)	36,060	1,384,704
West Pharmaceutical Services, Inc.	24,810	2,345,041
Wright Medical Group NV (a) (c)	49,810	1,369,277

		41,061,747

Health Care – Services — 2.6%
Acadia Healthcare Co., Inc. (a) (c)	52,026	2,569,044
Amedisys, Inc. (a)	14,830	931,472
Kindred Healthcare, Inc.	225,636	2,628,660
LifePoint Health, Inc. (a)	34,061	2,287,196
Molina Healthcare, Inc. (a) (c)	36,693	2,538,422
Teladoc, Inc. (a) (c)	37,300	1,294,310
WellCare Health Plans, Inc. (a)	6,220	1,116,863

		13,365,967

Pharmaceuticals — 2.7%
ACADIA Pharmaceuticals, Inc. (a) (c)	21,510	599,914
Aerie Pharmaceuticals, Inc. (a)	33,438	1,757,167
Amicus Therapeutics, Inc. (a) (c)	59,635	600,524
Dexcom, Inc. (a) (c)	12,567	919,276
Galapagos NV Sponsored ADR (a)	15,403	1,178,638
Global Blood Therapeutics, Inc. (a) (c)	30,878	844,513
Ironwood Pharmaceuticals, Inc. (a) (c)	44,991	849,430
Nektar Therapeutics (a)	18,850	368,517
Neogen Corp. (a)	15,100	1,043,561
Portola Pharmaceuticals, Inc. (a)	22,184	1,246,075
PRA Health Sciences, Inc. (a)	35,270	2,645,603
Supernus Pharmaceuticals, Inc. (a)	19,220	828,382
TESARO, Inc. (a) (c)	8,546	1,195,244

		14,076,844

		120,725,041

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 2.4%
Energy – Alternate Sources — 0.6%
First Solar, Inc. (a) (c)	33,259	$1,326,369
Pattern Energy Group, Inc. (c)	83,714	1,995,742

		3,322,111

Oil & Gas — 1.4%
Callon Petroleum Co. (a) (c)	207,607	2,202,710
Centennial Resource Development, Inc. Class A (a) (c)	111,926	1,770,669
Delek US Holdings, Inc.	76,224	2,015,363
SRC Energy, Inc. (a) (c)	198,177	1,333,731

		7,322,473

Oil & Gas Services — 0.4%
Forum Energy Technologies, Inc. (a)	58,421	911,368
RPC, Inc. (c)	51,600	1,042,836

		1,954,204

		12,598,788

Financial — 15.7%
Banks — 4.5%
Ameris Bancorp	41,258	1,988,635
F.N.B. Corp.	132,705	1,879,103
FCB Financial Holdings, Inc. Class A (a)	47,609	2,273,330
MB Financial, Inc.	99,148	4,366,478
Pinnacle Financial Partners, Inc.	23,960	1,504,688
South State Corp.	19,078	1,634,985
State Bank Financial Corp.	70,172	1,903,065
Texas Capital Bancshares, Inc. (a)	24,339	1,883,838
Western Alliance Bancorp (a)	124,891	6,144,637

		23,578,759

Diversified Financial Services — 2.4%
Air Lease Corp.	50,880	1,900,877
Blackhawk Network Holdings, Inc. (a)	42,013	1,831,767
Ellie Mae, Inc. (a)	13,830	1,520,055
Financial Engines, Inc. (c)	52,215	1,911,069
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	130,371	2,981,585
SLM Corp. (a)	101,610	1,168,515
WageWorks, Inc. (a)	15,075	1,013,040

		12,326,908

Insurance — 2.6%
Assured Guaranty Ltd.	46,594	1,944,834
eHealth, Inc. (a)	82,930	1,559,084
Essent Group Ltd. (a)	32,760	1,216,707
Horace Mann Educators Corp.	32,694	1,235,833
James River Group Holdings Ltd.	21,300	846,249
Kemper Corp.	40,927	1,579,782
Kinsale Capital Group, Inc. (c)	15,020	560,396
MBIA, Inc. (a)	164,345	1,549,773

	Number of Shares	Value
MGIC Investment Corp. (a)	177,026	$1,982,691
Primerica, Inc.	16,230	1,229,423

		13,704,772

Private Equity — 0.6%
Kennedy-Wilson Holdings, Inc. (c)	173,432	3,303,879

Real Estate — 0.2%
Five Point Holdings LLC Class A (a)	80,900	1,194,084

Real Estate Investment Trusts (REITS) — 3.8%
CoreSite Realty Corp.	28,048	2,903,809
LaSalle Hotel Properties	127,066	3,786,567
Life Storage, Inc.	25,012	1,853,389
MFA Financial, Inc.	222,449	1,866,347
Outfront Media, Inc. (c)	73,473	1,698,696
Potlatch Corp.	31,800	1,453,260
PS Business Parks, Inc.	17,323	2,293,392
Redwood Trust, Inc.	112,703	1,920,459
Rexford Industrial Realty, Inc.	77,156	2,117,161

		19,893,080

Savings & Loans — 1.6%
Banc of California, Inc. (c)	44,228	950,902
Pacific Premier Bancorp, Inc. (a)	37,136	1,370,318
Sterling Bancorp	259,963	6,044,140

		8,365,360

		82,366,842

Industrial — 16.7%
Aerospace & Defense — 1.1%
HEICO Corp.	35,102	2,521,728
Kaman Corp.	27,606	1,376,711
Teledyne Technologies, Inc. (a)	16,934	2,161,625

		6,060,064

Building Materials — 1.9%
JELD-WEN Holding, Inc. (a)	67,583	2,193,744
Lennox International, Inc.	14,710	2,701,344
Masonite International Corp. (a)	44,229	3,339,290
Summit Materials, Inc. Class A (a)	54,532	1,574,339

		9,808,717

Electrical Components & Equipment — 0.2%
Littelfuse, Inc.	8,340	1,376,100

Electronics — 1.3%
Coherent, Inc. (a)	11,660	2,623,384
II-VI, Inc. (a)	31,728	1,088,270
Itron, Inc. (a)	18,079	1,224,852
Watts Water Technologies, Inc. Class A	26,636	1,683,395

		6,619,901

Engineering & Construction — 1.2%
Dycom Industries, Inc. (a) (c)	20,770	1,859,331
Granite Construction, Inc.	32,880	1,586,131
MasTec, Inc. (a)	61,500	2,776,725

		6,222,187

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Environmental Controls — 1.1%
Casella Waste Systems, Inc. Class A (a)	107,314	$1,761,023
Clean Harbors, Inc. (a)	69,632	3,887,554

		5,648,577

Hand & Machine Tools — 1.2%
Kennametal, Inc.	31,090	1,163,388
Lincoln Electric Holdings, Inc.	21,870	2,014,008
Milacron Holdings Corp. (a)	91,794	1,614,657
Regal Beloit Corp.	22,329	1,820,930

		6,612,983

Machinery – Construction & Mining — 0.4%
BWX Technologies, Inc.	42,970	2,094,788

Machinery – Diversified — 1.5%
Altra Industrial Motion Corp.	44,772	1,781,926
Cognex Corp.	30,360	2,577,564
The Middleby Corp. (a)	10,348	1,257,385
Zebra Technologies Corp. Class A (a)	22,291	2,240,691

		7,857,566

Metal Fabricate & Hardware — 1.7%
Advanced Drainage Systems, Inc.	143,347	2,881,275
RBC Bearings, Inc. (a)	20,650	2,101,344
Rexnord Corp. (a)	76,034	1,767,791
The Timken Co.	44,238	2,046,007

		8,796,417

Miscellaneous – Manufacturing — 1.3%
John Bean Technologies Corp.	50,795	4,977,910
Trinseo SA	25,770	1,770,399

		6,748,309

Packaging & Containers — 0.7%
Berry Plastics Group, Inc. (a)	20,340	1,159,583
Graphic Packaging Holding Co.	106,425	1,466,536
KapStone Paper and Packaging Corp.	50,377	1,039,278

		3,665,397

Transportation — 2.7%
Air Transport Services Group, Inc. (a)	42,620	928,264
Kirby Corp. (a)	32,378	2,164,469
Knight Transportation, Inc.	66,337	2,457,786
Swift Transportation Co. (a) (c)	134,324	3,559,586
Werner Enterprises, Inc.	54,900	1,611,315
XPO Logistics, Inc. (a)	51,510	3,329,091

		14,050,511

Trucking & Leasing — 0.4%
GATX Corp. (c)	31,131	2,000,789

		87,562,306

	Number of Shares	Value
Technology — 15.3%
Computers — 1.2%
EPAM Systems, Inc. (a)	17,604	$1,480,320
Mercury Systems, Inc. (a)	77,660	3,268,709
VeriFone Systems, Inc. (a)	60,860	1,101,566
Vocera Communications, Inc. (a)	21,790	575,692

		6,426,287

Semiconductors — 5.7%
Advanced Micro Devices, Inc. (a) (c)	43,116	538,087
Cavium, Inc. (a)	71,459	4,439,747
Entegris, Inc. (a)	224,081	4,918,578
Impinj, Inc. (a) (c)	26,840	1,305,766
MACOM Technology Solutions Holdings, Inc. (a) (c)	71,523	3,988,838
MaxLinear, Inc. (a)	18,657	520,344
MKS Instruments, Inc.	45,499	3,062,083
Monolithic Power Systems, Inc.	38,650	3,725,860
Power Integrations, Inc.	24,650	1,796,985
Semtech Corp. (a)	49,900	1,783,925
Silicon Laboratories, Inc. (a)	20,420	1,395,707
Tower Semiconductor Ltd. (a)	99,935	2,383,450

		29,859,370

Software — 8.4%
2U, Inc. (a) (c)	122,229	5,734,985
Aspen Technology, Inc. (a)	13,498	745,899
Blackline, Inc. (a)	28,850	1,031,099
BroadSoft, Inc. (a) (c)	58,807	2,531,641
Callidus Software, Inc. (a)	88,783	2,148,549
Cloudera, Inc. (a) (b)	38,099	605,831
Cotiviti Holdings, Inc. (a)	31,070	1,153,940
Coupa Software, Inc. (a) (c)	8,056	233,463
Docusign, Inc. (Escrow Shares) (a) (b)	8,415	-
Evolent Health, Inc. Class A (a) (c)	55,970	1,418,840
Fair Isaac Corp.	18,455	2,572,812
Five9, Inc. (a)	38,785	834,653
Guidewire Software, Inc. (a)	23,273	1,599,088
HubSpot, Inc. (a) (c)	92,275	6,067,081
Medidata Solutions, Inc. (a)	13,680	1,069,776
Paycom Software, Inc. (a) (c)	15,590	1,066,512
Pegasystems, Inc.	29,420	1,716,657
PTC, Inc. (a)	56,290	3,102,705
Take-Two Interactive Software, Inc. (a)	42,080	3,087,830
Telogis, Inc. (a) (b)	251,002	798,186
Tyler Technologies, Inc. (a)	6,630	1,164,692
The Ultimate Software Group, Inc. (a) (c)	6,081	1,277,375
Veeva Systems, Inc. Class A (a)	61,613	3,777,493

		43,739,107

		80,024,764

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Small Cap Growth Equity Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Utilities — 0.7%
Electric — 0.7%
8Point3 Energy Partners LP	107,035	$1,619,440
Black Hills Corp. (c)	28,407	1,916,620

		3,536,060

TOTAL COMMON STOCK (Cost $424,862,417)		501,768,110

PREFERRED STOCK — 0.8%
Communications — 0.3%
Internet — 0.3%
Draftkings, Inc. Series D (a) (b)	53,080	121,553
Draftkings, Inc. Series D 1 (a) (b)	102,640	316,131
The Honest Company, Inc. Series D (a) (b)	14,220	506,801
Zuora, Inc. Series F (a) (b)	194,983	836,477

		1,780,962

Technology — 0.5%
Software — 0.5%
MarkLogic Corp. Series F (a) (b)	77,018	824,093
Telogis, Inc. Series A (a) (b)	341,823	1,504,842

		2,328,935

TOTAL PREFERRED STOCK (Cost $4,111,019)		4,109,897

TOTAL EQUITIES (Cost $428,973,436)		505,878,007

RIGHTS — 0.0%
Consumer, Non-cyclical — 0.0%
Pharmaceuticals — 0.0%
Dyax Corporation CVR (a) (b)	20,230	38,235

TOTAL RIGHTS (Cost $22,456)		38,235

MUTUAL FUNDS — 22.1%
Diversified Financial Services — 22.1%
iShares Russell 2000 Growth Index Fund (c)	18,207	3,072,795
iShares Russell 2000 Index Fund	32,744	4,614,285
State Street Navigator Securities Lending Prime Portfolio (d)	107,658,729	107,658,729

		115,345,809

TOTAL MUTUAL FUNDS (Cost $115,181,379)		115,345,809

TOTAL LONG-TERM INVESTMENTS (Cost $544,177,271)		621,262,051

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 2.1%
Repurchase Agreement — 2.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (e)	$11,100,285	$11,100,285

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	11,784	11,784

TOTAL SHORT-TERM INVESTMENTS (Cost $11,112,069)		11,112,069

TOTAL INVESTMENTS — 120.9% (Cost $555,289,340) (f)		632,374,120

Other Assets/(Liabilities) — (20.9)%		(109,300,084)

NET ASSETS — 100.0%		$523,074,036

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $5,979,600 or 1.14% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $105,069,518 or 20.09% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(d)	Represents investment of security lending collateral. (Note 2).
(e)	Maturity value of $11,100,331. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 2.000%, maturity dates ranging from 6/30/19 – 8/31/21, and an aggregate market value, including accrued interest, of $11,329,002.
(f)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 97.6%

COMMON STOCK — 97.1%
Australia — 6.8%
The AGL Energy Ltd.	9,763	$191,496
Alumina Ltd. (a)	34,534	50,889
Amcor Ltd.	16,842	209,841
AMP Ltd.	42,901	170,965
APA Group	16,082	113,261
Aristocrat Leisure Ltd.	7,853	136,063
ASX Ltd.	2,787	114,840
Aurizon Holdings Ltd.	29,625	121,920
AusNet Services	30,772	41,033
Australia & New Zealand Banking Group Ltd.	43,006	947,928
Bank of Queensland Ltd.	5,448	47,887
Bendigo & Adelaide Bank Ltd.	7,077	60,395
BHP Billiton Ltd.	47,031	838,905
BlueScope Steel Ltd.	8,191	83,050
Boral Ltd.	17,965	95,970
Brambles Ltd.	23,065	172,496
Caltex Australia Ltd.	4,021	97,582
Challenger Ltd.	8,875	91,000
CIMIC Group Ltd.	1,342	40,023
Coca-Cola Amatil Ltd.	8,486	60,146
Cochlear Ltd.	899	107,495
Commonwealth Bank of Australia	25,264	1,608,061
Computershare Ltd.	7,157	77,679
Crown Resorts Ltd.	6,260	59,086
CSL Ltd.	6,666	708,308
Dexus	14,758	107,445
Domino’s Pizza Enterprises Ltd.	1,079	43,193
Flight Centre Travel Group Ltd. (a)	864	25,453
Fortescue Metals Group Ltd.	24,324	97,424
Goodman Group	25,953	156,842
The GPT Group	25,718	94,599
Harvey Norman Holdings Ltd. (a)	9,263	27,180
Healthscope Ltd.	24,248	41,243
Incitec Pivot Ltd.	23,985	63,053
Insurance Australia Group Ltd.	34,347	178,799
LendLease Group	8,659	110,815
Macquarie Group Ltd.	4,717	320,874
Medibank Pvt. Ltd.	43,282	93,089
Mirvac Group	57,896	94,996
National Australia Bank Ltd.	39,186	891,240
Newcrest Mining Ltd.	11,129	172,774
Orica Ltd.	5,392	85,599
Origin Energy Ltd. (b)	25,384	133,642
Qantas Airways Ltd.	6,241	27,473
QBE Insurance Group Ltd.	19,934	180,955
Ramsay Health Care Ltd.	2,040	115,505
REA Group Ltd.	899	45,947

	Number of Shares	Value
Rio Tinto Ltd.	6,183	$300,286
Santos Ltd. (b)	26,633	61,945
Scentre Group	77,540	241,133
SEEK Ltd.	4,693	60,973
Sonic Healthcare Ltd.	5,679	105,721
South32 Ltd. (a)	52,452	108,721
South32 Ltd.	24,667	50,715
Stockland	34,950	117,586
Suncorp Group Ltd.	18,758	213,415
Sydney Airport	17,140	93,366
Tabcorp Holdings Ltd.	14,247	47,854
Tatts Group Ltd.	18,788	60,447
Telstra Corp. Ltd.	60,501	200,336
TPG Telecom Ltd. (a)	6,332	27,781
Transurban Group	29,919	272,313
Treasury Wine Estates Ltd.	10,640	107,531
Vicinity Centres	48,474	95,704
Wesfarmers Ltd.	16,536	510,331
Westfield Corp.	28,670	176,829
Westpac Banking Corp.	49,187	1,148,004
Woodside Petroleum Ltd.	11,042	253,125
Woolworths Ltd.	18,804	369,489

		13,978,064

Austria — 0.2%
ANDRITZ AG	1,035	62,423
Erste Group Bank AG	4,361	167,280
OMV AG	2,279	118,477
Raiffeisen Bank International AG (b)	2,104	53,248
voestalpine AG	1,623	75,733

		477,161

Belgium — 1.1%
Ageas	2,781	112,046
Anheuser-Busch InBev SA/NV	11,168	1,235,796
Colruyt SA	965	50,849
Groupe Bruxelles Lambert SA	1,253	120,765
KBC Group NV	3,658	277,683
Proximus SADP	2,284	79,901
Solvay SA	1,073	144,070
Telenet Group Holding NV (b)	743	46,813
UCB SA	1,827	125,724
Umicore SA	1,369	95,381

		2,289,028

Bermuda — 0.4%
CK Infrastructure Holdings Ltd.	10,000	83,960
First Pacific Co. Ltd.	39,750	29,326
Hongkong Land Holdings Ltd.	17,000	125,125
Jardine Matheson Holdings Ltd.	3,100	199,080
Jardine Strategic Holdings Ltd.	3,200	133,517
Kerry Properties Ltd.	11,500	39,037
Li & Fung Ltd.	102,000	37,159

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
NWS Holdings Ltd.	21,368	$42,040
Shangri-La Asia Ltd.	22,000	37,366
Yue Yuen Industrial Holdings Ltd.	12,500	51,875

		778,485

Cayman Islands — 0.6%
ASM Pacific Technology Ltd.	4,100	55,350
Cheung Kong Property Holdings Ltd.	38,745	303,493
CK Hutchison Holdings Ltd.	39,245	492,734
Melco Resorts & Entertainment Ltd. ADR	3,540	79,473
MGM China Holdings Ltd.	16,400	36,475
Sands China Ltd.	35,200	161,189
WH Group Ltd. (c)	116,072	117,157
Wynn Macau Ltd.	22,800	53,296

		1,299,167

Denmark — 1.8%
AP Moller — Maersk A/S Class A	54	103,200
AP Moller — Maersk A/S Class B	95	191,962
Carlsberg A/S Class B	1,552	166,142
Chr Hansen Holding A/S	1,516	110,239
Coloplast A/S Class B	1,721	144,155
Danske Bank A/S	10,778	416,049
DONG Energy A/S (c)	2,281	103,266
DSV A/S	2,756	169,847
Genmab A/S (b)	834	178,549
H Lundbeck A/S	979	55,133
ISS A/S	2,591	102,003
Novo Nordisk A/S Class B	26,543	1,138,563
Novozymes A/S Class B	3,340	146,269
Pandora A/S	1,612	151,133
TDC A/S	12,118	70,598
Tryg A/S	1,868	40,888
Vestas Wind Systems A/S	3,229	299,177
William Demant Holding A/S (b)	1,681	43,648

		3,630,821

Finland — 1.0%
Elisa OYJ	2,182	84,583
Fortum OYJ	6,902	108,546
Kone OYJ Class B	4,944	252,124
Metso OYJ	1,597	55,448
Neste OYJ	1,952	77,002
Nokia OYJ	10,433	63,900
Nokia OYJ	75,210	462,233
Nokian Renkaat OYJ	1,749	72,472
Orion OYJ Class B	1,576	100,634
Sampo OYJ Class B	6,535	335,946
Stora Enso OYJ Class R	8,563	110,725
UPM-Kymmene OYJ	7,805	222,598
Wartsila OYJ Abp	2,139	126,438

		2,072,649

	Number of Shares	Value
France — 9.7%
Accor SA	2,689	$126,714
Aeroports de Paris	425	68,652
Air Liquide SA	5,696	707,857
Alstom SA (a), (b)	2,200	76,989
Arkema SA	1,050	112,123
Atos SE	1,375	192,928
AXA SA	28,555	786,953
BNP Paribas SA	16,489	1,199,276
Bollore SA	12,514	56,988
Bouygues SA	3,072	129,685
Bureau Veritas SA	4,145	91,818
Capgemini SE	2,344	243,558
Carrefour SA	8,246	209,309
Casino Guichard Perrachon SA	780	46,218
Christian Dior SE (a)	861	246,192
Cie de Saint-Gobain	7,363	393,884
Cie Generale des Etablissements Michelin	2,526	335,828
CNP Assurances	2,524	56,685
Credit Agricole SA	16,734	272,083
Danone SA	8,666	651,418
Dassault Aviation SA	39	54,509
Dassault Systemes SE	1,879	168,395
Edenred	3,182	83,058
Eiffage SA	1,058	96,224
Electricite de France SA	8,016	87,544
Engie SA	24,997	379,500
Essilor International SA	3,050	389,973
Eurazeo SA	721	54,113
Eutelsat Communications SA	2,500	63,911
Fonciere Des Regions	466	43,367
Gecina SA	584	91,628
Groupe Eurotunnel SE Registered	7,160	76,405
Hermes International	309	152,803
ICADE	524	44,141
Iliad SA	414	97,953
Imerys SA	603	52,496
Ingenico Group SA	841	76,308
Ipsen SA	539	73,812
JCDecaux SA	1,262	41,450
Kering	1,109	379,710
Klepierre	3,182	130,439
L’Oreal SA	3,707	772,606
Lagardere S.C.A	1,701	53,794
Legrand SA	3,895	272,806
LVMH Moet Hennessy Louis Vuitton SE	4,096	1,027,530
Natixis SA	14,766	100,132
Orange SA	29,218	465,428
Pernod Ricard SA	3,105	416,248
Peugeot SA	7,092	141,571
Publicis Groupe SA	2,856	213,967

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Remy Cointreau SA	388	$45,339
Renault SA	2,601	235,947
Rexel SA (a)	4,655	76,295
Safran SA	4,607	422,581
Sanofi	17,065	1,640,152
Schneider Electric SE	253	19,479
Schneider Electric SE	7,989	614,929
SCOR SE	2,501	99,211
SEB SA	329	59,110
Societe BIC SA	410	48,660
Societe Generale SA	11,263	612,378
Sodexo SA	1,360	175,838
Suez	5,253	97,353
Thales SA	1,562	168,287
TOTAL SA	34,176	1,693,302
Unibail-Rodamco SE	1,295	326,360
Unibail-Rodamco SE	156	39,336
Valeo SA	3,511	238,163
Veolia Environnement SA	6,935	147,267
Vinci SA	7,381	630,486
Vivendi SA	15,028	334,538
Wendel SA	414	61,345
Zodiac Aerospace	3,072	83,536

		19,976,871

Germany — 8.7%
adidas AG	2,755	528,134
Allianz SE	6,719	1,324,106
Axel Springer SE	742	44,575
BASF SE	13,462	1,251,347
Bayer AG	12,125	1,568,781
Bayerische Motoren Werke AG	4,845	450,956
Beiersdorf AG	1,461	153,872
Brenntag AG	2,233	129,294
Commerzbank AG (b)	15,494	185,563
Continental AG	1,620	349,609
Covestro AG (c)	1,612	116,403
Daimler AG Registered	14,131	1,025,113
Deutsche Bank AG Registered	30,272	537,579
Deutsche Boerse AG	2,815	297,690
Deutsche Lufthansa AG Registered	3,570	81,521
Deutsche Post AG Registered	14,530	545,223
Deutsche Telekom AG Registered	47,952	861,779
Deutsche Wohnen AG	5,154	197,288
E.ON SE	32,216	304,037
Evonik Industries AG	2,333	74,575
Fraport AG Frankfurt Airport Services Worldwide	587	51,926
Fresenius Medical Care AG & Co. KGaA	3,137	301,792
Fresenius SE & Co. KGaA	6,071	522,035
GEA Group AG	2,848	116,869
Hannover Rueck SE	936	112,485

	Number of Shares	Value
HeidelbergCement AG	2,164	$209,399
Henkel AG & Co. KGaA	1,510	182,641
HOCHTIEF AG	273	50,055
HUGO BOSS AG (a)	1,022	71,733
Infineon Technologies AG	16,596	351,695
Innogy SE (c)	2,125	83,634
K+S AG Registered	2,733	70,045
LANXESS AG	1,400	106,026
Linde AG	2,716	515,894
MAN SE	583	62,496
Merck KGaA	1,881	227,711
METRO AG	2,772	93,615
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	2,359	475,934
OSRAM Licht AG	1,205	96,258
ProSiebenSat.1 Media SE	3,372	141,109
RWE AG (b)	7,520	149,954
SAP SE	14,425	1,507,689
Siemens AG	11,216	1,542,168
Symrise AG	1,782	126,261
Telefonica Deutschland Holding AG	10,525	52,598
thyssenkrupp AG	5,330	151,508
TUI AG	1,644	23,993
TUI AG	4,761	69,329
United Internet AG Registered	1,905	104,757
Volkswagen AG	491	76,250
Vonovia SE	6,796	270,037
Zalando SE (b), (c)	1,613	73,945

		18,019,286

Hong Kong — 2.4%
AIA Group Ltd.	176,780	1,292,110
The Bank of East Asia Ltd.	18,715	80,477
BOC Hong Kong Holdings Ltd.	54,000	258,863
CLP Holdings Ltd.	23,999	253,927
Galaxy Entertainment Group Ltd.	34,000	206,435
Hang Lung Group Ltd.	13,000	53,785
Hang Lung Properties Ltd.	29,000	72,436
Hang Seng Bank Ltd.	11,100	232,176
Henderson Land Development Co. Ltd.	17,286	96,426
HK Electric Investments & HK Electric Investments Ltd. Class SS (c)	43,706	40,308
HKT Trust & HKT Ltd.	56,840	74,697
Hong Kong & China Gas Co. Ltd.	122,327	229,879
Hong Kong Exchanges & Clearing Ltd.	17,019	440,012
Hysan Development Co. Ltd.	9,035	43,154
Link REIT	32,223	245,168
MTR Corp. Ltd.	20,956	118,083
New World Development Co. Ltd.	83,889	106,488
PCCW Ltd.	71,136	40,461

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Power Assets Holdings Ltd.	20,000	$176,504
Sino Land Co. Ltd.	46,671	76,521
SJM Holdings Ltd.	34,000	35,849
Sun Hung Kai Properties Ltd.	21,258	312,322
Swire Pacific Ltd. Class A	7,000	68,366
Swire Properties Ltd.	17,396	57,455
Techtronic Industries Co. Ltd.	21,403	98,418
The Wharf Holdings Ltd.	18,000	149,209
Wheelock & Co. Ltd.	12,000	90,553

		4,950,082

Ireland — 0.5%
Bank of Ireland (b)	400,113	105,843
CRH PLC	1,480	52,750
CRH PLC	10,800	383,193
DCC PLC	1,282	116,834
James Hardie Industries PLC	6,287	99,066
Kerry Group PLC Class A	2,348	202,015
Paddy Power Betfair PLC	1,181	126,072

		1,085,773

Israel — 0.6%
Azrieli Group Ltd.	718	39,889
Bank Hapoalim B.M.	16,513	111,305
Bank Leumi Le-Israel BM	20,574	99,911
Bezeq The Israeli Telecommunication Corp. Ltd.	29,290	48,618
Check Point Software Technologies Ltd. (b)	1,900	207,252
Elbit Systems Ltd.	323	39,878
Frutarom Industries Ltd.	646	45,189
Israel Chemicals Ltd.	8,474	39,938
Mizrahi Tefahot Bank Ltd.	2,307	41,987
Nice Ltd.	856	67,902
Taro Pharmaceutical Industries Ltd. (b)	200	22,412
Teva Pharmaceutical Industries Ltd. Sponsored ADR	13,293	441,593

		1,205,874

Italy — 1.9%
Assicurazioni Generali SpA	18,364	303,441
Atlantia SpA	6,680	188,652
Enel SpA	119,760	644,917
Eni SpA	37,212	561,565
Intesa Sanpaolo SpA	186,703	595,605
Intesa Sanpaolo SpA	16,068	47,889
Leonardo SpA	6,310	105,404
Luxottica Group SpA	2,493	144,653
Mediobanca SpA	8,737	86,693
Poste Italiane SpA (c)	7,558	51,751
Prysmian SpA	2,955	87,223
Recordati SpA	1,486	60,463
Saipem SpA (b)	10,253	37,899

	Number of Shares	Value
Snam SpA	32,963	$144,173
Telecom Italia SpA (b)	166,765	154,558
Telecom Italia SpA — RSP	87,728	64,903
Terna Rete Elettrica Nazionale SpA	20,313	109,928
UniCredit SpA (b)	29,379	554,006
UnipolSai Assicurazioni SpA	14,769	32,359

		3,976,082

Japan — 22.9%
ABC-Mart, Inc.	600	35,352
Acom Co. Ltd. (b)	6,300	28,808
Aeon Co. Ltd.	8,800	133,837
AEON Financial Service Co, Ltd.	1,800	38,175
Aeon Mall Co. Ltd.	1,900	37,436
Air Water, Inc.	2,400	44,234
Aisin Seiki Co. Ltd.	2,600	133,343
Ajinomoto Co., Inc.	7,900	170,722
Alfresa Holdings Corp.	2,700	52,142
Alps Electric Co. Ltd.	2,800	81,163
Amada Holdings Co. Ltd.	5,000	57,891
ANA Holdings, Inc.	18,000	62,602
Aozora Bank Ltd.	17,000	64,833
Asahi Glass Co. Ltd.	3,000	126,606
Asahi Group Holdings Ltd.	5,600	210,838
Asahi Kasei Corp.	18,000	193,899
Asics Corp.	2,200	40,852
Astellas Pharma, Inc.	31,500	385,692
Bandai Namco Holdings, Inc.	3,100	105,782
The Bank of Kyoto Ltd. (a)	5,000	47,261
Benesse Holdings, Inc.	1,100	41,590
Bridgestone Corp.	9,500	410,231
Brother Industries Ltd.	3,600	83,306
Calbee, Inc.	1,100	43,271
Canon, Inc.	15,600	530,859
Casio Computer Co. Ltd.	3,200	49,293
Central Japan Railway Co.	2,100	342,631
The Chiba Bank Ltd.	11,000	79,982
Chubu Electric Power Co., Inc.	9,300	123,708
Chugai Pharmaceutical Co. Ltd.	3,200	119,922
The Chugoku Bank Ltd.	2,200	32,963
The Chugoku Electric Power Co., Inc.	3,900	43,015
Coca-Cola Bottlers Japan Ltd.	1,800	52,122
Concordia Financial Group Ltd.	17,700	89,645
Credit Saison Co. Ltd.	2,600	50,876
CYBERDYNE, Inc. (a), (b)	1,300	17,316
Dai Nippon Printing Co. Ltd.	8,000	89,032
Dai-ichi Life Holdings, Inc.	15,700	285,071
Daicel Corp.	4,700	58,594
Daiichi Sankyo Co. Ltd.	8,200	193,387
Daikin Industries Ltd.	3,600	368,181
Daito Trust Construction Co. Ltd.	1,000	155,625
Daiwa House Industry Co. Ltd.	8,300	283,982
Daiwa House REIT Investment Corp.	20	47,459

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Daiwa Securities Group, Inc.	24,000	$142,605
DeNA Co. Ltd.	1,800	40,369
Denso Corp.	6,900	292,019
Dentsu, Inc.	3,100	148,501
Disco Corp.	400	64,031
Don Quijote Holdings Co. Ltd.	1,700	64,508
East Japan Railway Co.	4,800	459,420
Eisai Co. Ltd.	3,900	215,598
Electric Power Development Co. Ltd.	2,200	54,431
FamilyMart UNY Holdings Co. Ltd.	1,200	68,749
FANUC Corp.	2,800	540,691
Fast Retailing Co., Ltd.	800	266,872
Fuji Electric Co. Ltd.	8,000	42,284
FUJIFILM Holdings Corp.	6,000	215,983
Fujitsu Ltd.	29,000	214,099
Fukuoka Financial Group, Inc.	11,000	52,399
The Hachijuni Bank Ltd.	6,900	43,931
Hakuhodo DY Holdings, Inc.	3,600	47,868
Hamamatsu Photonics KK	2,000	61,542
Hankyu Hanshin Holdings, Inc.	3,500	125,960
Hikari Tsushin, Inc.	300	31,592
Hino Motors Ltd.	4,400	48,939
Hirose Electric Co. Ltd.	500	71,421
The Hiroshima Bank Ltd.	7,000	31,112
Hisamitsu Pharmaceutical Co., Inc.	900	43,146
Hitachi Chemical Co. Ltd.	1,700	50,820
Hitachi Construction Machinery Co. Ltd.	1,800	45,076
Hitachi High-Technologies Corp.	900	35,059
Hitachi Ltd.	71,000	436,625
Hitachi Metals Ltd.	3,700	51,637
Honda Motor Co. Ltd.	25,200	688,541
Hoshizaki Corp.	800	72,418
Hoya Corp.	5,700	296,866
Hulic Co. Ltd. (a)	4,200	42,930
Idemitsu Kosan Co. Ltd.	1,500	42,501
IHI Corp. (b)	22,000	75,096
Iida Group Holdings Co. Ltd.	2,500	41,676
Inpex Corp.	13,700	132,125
Isetan Mitsukoshi Holdings Ltd.	4,700	47,220
Isuzu Motors Ltd.	7,900	97,709
ITOCHU Corp.	21,800	324,458
J Front Retailing Co. Ltd.	3,400	52,329
Japan Airlines Co. Ltd.	1,800	55,685
Japan Airport Terminal Co. Ltd.	800	30,644
Japan Exchange Group, Inc.	7,500	136,235
Japan Post Bank Co. Ltd.	6,100	78,175
Japan Post Holdings Co. Ltd.	7,000	86,908
Japan Prime Realty Investment Corp.	14	48,479
Japan Real Estate Investment Corp.	18	89,460
Japan Retail Fund Investment Corp.	39	71,950
Japan Tobacco, Inc.	16,100	565,879
JFE Holdings, Inc.	7,500	130,469
JGC Corp.	2,900	47,099

	Number of Shares	Value
JSR Corp.	3,200	$55,254
JTEKT Corp.	3,100	45,510
JXTG Holdings, Inc.	44,800	196,016
Kajima Corp.	13,000	109,775
Kakaku.com, Inc.	2,400	34,501
Kamigumi Co. Ltd.	4,000	41,978
Kaneka Corp.	5,000	38,175
The Kansai Electric Power Co., Inc.	10,200	140,661
Kansai Paint Co. Ltd.	3,200	73,741
Kao Corp.	7,200	427,943
Kawasaki Heavy Industries Ltd.	24,000	71,129
KDDI Corp.	26,900	712,637
Keihan Holdings Co., Ltd.	7,000	44,549
Keikyu Corp.	7,000	84,429
Keio Corp.	9,000	75,368
Keisei Electric Railway Co. Ltd.	2,000	53,474
Keyence Corp.	1,400	616,236
Kikkoman Corp.	2,200	70,376
Kintetsu Group Holdings Co. Ltd.	28,000	107,967
Kirin Holdings Co. Ltd.	12,700	258,955
Kobe Steel Ltd. (b)	4,300	44,327
Koito Manufacturing Co. Ltd.	1,600	82,648
Komatsu Ltd.	13,500	344,161
Konami Holdings Corp.	1,400	77,892
Konica Minolta, Inc.	7,700	64,092
Kose Corp.	500	54,706
Kubota Corp.	15,400	259,515
Kuraray Co. Ltd.	5,100	92,657
Kurita Water Industries Ltd.	1,700	46,391
Kyocera Corp.	4,700	272,489
Kyowa Hakko Kirin Co. Ltd.	3,800	70,714
Kyushu Electric Power Co, Inc.	6,500	78,999
Kyushu Financial Group, Inc.	5,900	37,347
Kyushu Railway Co.	2,300	74,662
Lawson, Inc.	700	48,919
LINE Corp. (a) (b)	800	27,755
Lion Corp.	3,500	72,517
LIXIL Group Corp.	3,800	95,138
M3, Inc.	3,000	82,834
Mabuchi Motor Co. Ltd.	800	39,906
Makita Corp.	3,200	118,495
Marubeni Corp.	23,900	154,732
Marui Group Co. Ltd.	2,800	41,341
Maruichi Steel Tube Ltd.	900	26,189
Mazda Motor Corp.	8,200	114,760
McDonald’s Holdings Co. Japan Ltd. (a)	1,100	42,175
Mebuki Financial Group Inc.	14,200	52,934
Medipal Holdings Corp.	2,400	44,457
MEIJI Holdings Co. Ltd.	1,800	145,991
MINEBEA MITSUMI, Inc.	5,800	93,613
Miraca Holdings, Inc.	800	36,041
MISUMI Group, Inc.	4,200	96,009
Mitsubishi Chemical Holding Corp.	20,800	172,740

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi Corp.	22,100	$464,256
Mitsubishi Electric Corp.	28,200	406,744
Mitsubishi Estate Co. Ltd.	18,300	341,868
Mitsubishi Gas Chemical Co., Inc.	2,500	52,989
Mitsubishi Heavy Industries Ltd.	47,000	192,846
Mitsubishi Materials Corp.	1,500	45,531
Mitsubishi Motors Corp.	9,500	62,777
Mitsubishi Tanabe Pharma Corp.	3,400	78,750
Mitsubishi UFJ Financial Group, Inc.	176,500	1,190,249
Mitsubishi UFJ Lease & Finance Co. Ltd.	7,600	41,658
Mitsui & Co. Ltd.	24,900	356,462
Mitsui Chemicals, Inc.	13,000	69,019
Mitsui Fudosan Co. Ltd.	13,000	310,797
Mitsui OSK Lines Ltd.	17,000	50,052
Mixi, Inc.	600	33,278
Mizuho Financial Group, Inc.	352,900	646,758
MS&AD Insurance Group Holdings, Inc.	6,900	232,651
Murata Manufacturing Co. Ltd.	2,800	426,631
Nabtesco Corp. (a)	1,600	46,601
Nagoya Railroad Co. Ltd.	14,000	65,311
NEC Corp.	40,000	106,248
Nexon Co. Ltd. (b)	3,000	59,401
NGK Insulators Ltd.	4,000	79,939
NGK Spark Plug Co. Ltd.	2,500	53,370
NH Foods Ltd.	3,000	91,199
Nidec Corp.	3,500	359,407
Nikon Corp.	5,200	83,224
Nintendo Co. Ltd.	1,700	568,973
Nippon Building Fund, Inc. (a)	19	96,960
Nippon Electric Glass Co. Ltd.	1,400	51,087
Nippon Express Co. Ltd.	12,000	75,223
Nippon Paint Holdings Co. Ltd. (a)	2,500	94,854
Nippon Prologis REIT, Inc.	27	57,493
Nippon Steel & Sumitomo Metal Corp.	11,100	251,250
Nippon Telegraph & Telephone Corp.	10,100	477,769
Nippon Yusen KK (b)	23,000	42,878
Nissan Chemical Industries Ltd.	1,800	59,542
Nissan Motor Co. Ltd.	33,900	337,967
Nisshin Seifun Group, Inc.	3,300	54,199
Nissin Foods Holdings Co. Ltd.	800	50,018
Nitori Holdings Co. Ltd.	1,200	160,586
Nitto Denko Corp.	2,400	197,982
NOK Corp.	1,600	33,896
Nomura Holdings, Inc.	53,000	318,967
Nomura Real Estate Holdings, Inc.	2,100	41,152
Nomura Real Estate Master Fund, Inc.	54	73,734
Nomura Research Institute Ltd.	2,000	78,931
NSK Ltd.	6,100	76,637
NTT Data Corp.	9,000	100,304
NTT DOCOMO, Inc.	20,300	479,184
Obayashi Corp.	9,300	109,467

	Number of Shares	Value
Obic Co. Ltd.	900	$55,392
Odakyu Electric Railway Co. Ltd.	4,600	92,864
Oji Holdings Corp.	12,000	62,095
Olympus Corp.	4,200	153,496
Omron Corp.	2,800	121,811
Ono Pharmaceutical Co. Ltd.	6,000	131,069
Oracle Corp.	500	32,494
Oriental Land Co. Ltd.	3,200	216,766
ORIX Corp.	19,300	300,000
Osaka Gas Co. Ltd.	29,000	118,668
Otsuka Corp.	700	43,467
Otsuka Holdings Co. Ltd.	5,700	243,091
Panasonic Corp.	32,300	439,335
Park24 Co. Ltd.	1,800	45,713
Pola Orbis Holdings, Inc.	1,600	42,256
Rakuten, Inc.	13,500	159,141
Recruit Holdings Co. Ltd.	16,200	278,786
Resona Holdings, Inc.	32,000	176,829
Ricoh Co. Ltd.	10,200	90,244
Rinnai Corp.	500	46,652
Rohm Co. Ltd.	1,400	107,855
Ryohin Keikaku Co. Ltd.	300	74,984
Sankyo Co. Ltd.	800	27,136
Santen Pharmaceutical Co. Ltd.	5,700	77,416
SBI Holdings, Inc.	3,042	41,301
Secom Co. Ltd.	3,100	235,538
Sega Sammy Holdings, Inc.	2,400	32,354
Seibu Holdings, Inc.	2,900	53,703
Seiko Epson Corp.	4,300	95,845
Sekisui Chemical Co. Ltd.	5,800	104,051
Sekisui House Ltd.	8,700	153,417
Seven & i Holdings Co. Ltd.	11,000	453,570
Seven Bank Ltd. (a)	8,200	29,404
Sharp Corp. (a), (b)	23,000	85,601
Shimadzu Corp.	4,000	76,252
Shimamura Co. Ltd.	300	36,716
Shimano, Inc.	1,100	174,345
Shimizu Corp.	8,000	84,929
Shin-Etsu Chemical Co. Ltd.	5,700	517,799
Shinsei Bank Ltd.	25,000	43,734
Shionogi & Co. Ltd.	4,300	239,853
Shiseido Co. Ltd.	5,500	195,936
The Shizuoka Bank Ltd.	8,000	72,469
Showa Shell Sekiyu KK	2,500	23,229
SMC Corp.	800	243,642
SoftBank Group Corp.	12,100	983,059
Sohgo Security Services Co. Ltd.	1,000	45,077
Sompo Holdings, Inc.	5,100	197,840
Sony Corp.	18,500	705,681
Sony Financial Holdings, Inc.	2,400	41,106
Stanley Electric Co. Ltd.	2,300	69,562
Start Today Co. Ltd.	3,000	73,955
Subaru Corp.	9,000	304,203

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sumitomo Chemical Co. Ltd.	23,000	$132,669
Sumitomo Corp.	17,300	225,539
Sumitomo Dainippon Pharma Co. Ltd.	2,800	38,251
Sumitomo Electric Industries Ltd.	10,900	168,206
Sumitomo Heavy Industries Ltd.	9,000	59,565
Sumitomo Metal Mining Co. Ltd.	7,000	93,709
Sumitomo Mitsui Financial Group, Inc.	19,700	770,679
Sumitomo Mitsui Trust Holdings, Inc.	4,800	172,203
Sumitomo Realty & Development Co. Ltd.	5,000	154,546
Sumitomo Rubber Industries Ltd. (a)	2,900	49,044
Sundrug Co. Ltd.	1,000	37,321
Suntory Beverage & Food Ltd.	2,000	93,042
Suruga Bank Ltd.	2,500	60,749
Suzuken Co. Ltd.	1,000	33,250
Suzuki Motor Corp.	5,000	237,629
Sysmex Corp.	2,300	137,549
T&D Holdings, Inc.	7,900	121,021
Taiheiyo Cement Corp.	18,000	65,746
Taisei Corp.	15,000	137,075
Taisho Pharmaceutical Holdings Co. Ltd.	500	38,087
Taiyo Nippon Sanso Corp.	2,100	23,645
Takashimaya Co. Ltd.	5,000	47,657
Takeda Pharmaceutical Co. Ltd.	10,400	528,770
TDK Corp.	1,900	125,367
Teijin Ltd.	3,100	59,703
Terumo Corp.	4,700	185,276
THK Co. Ltd.	1,700	48,321
Tobu Railway Co. Ltd.	14,000	76,423
Toho Co. Ltd.	1,600	49,314
Toho Gas Co. Ltd.	6,000	43,703
Tohoku Electric Power Co., Inc.	7,100	98,360
Tokio Marine Holdings, Inc.	10,000	415,475
Tokyo Electric Power Co. Holdings, Inc. (b)	22,300	92,075
Tokyo Electron Ltd.	2,300	311,591
Tokyo Gas Co. Ltd.	28,000	145,822
Tokyo Tatemono Co. Ltd.	2,900	38,057
Tokyu Corp.	15,000	114,551
Tokyu Fudosan Holdings Corp.	7,200	42,631
Toppan Printing Co. Ltd.	8,000	87,888
Toray Industries, Inc.	21,300	178,444
Toshiba Corp. (a), (b)	59,000	142,929
Tosoh Corp.	8,000	82,264
TOTO Ltd.	2,100	80,358
Toyo Seikan Group Holdings Ltd.	2,800	47,352
Toyo Suisan Kaisha Ltd.	1,200	46,021
Toyoda Gosei Co. Ltd.	1,100	26,306
Toyota Industries Corp.	2,400	126,616
Toyota Motor Corp.	38,300	2,009,023
Toyota Tsusho Corp.	3,300	99,097

	Number of Shares	Value
Trend Micro, Inc.	1,700	$87,709
Tsuruha Holdings, Inc.	500	53,115
Unicharm Corp.	5,800	145,889
United Urban Investment Corp.	43	61,360
USS Co. Ltd.	3,200	63,662
West Japan Railway Co.	2,400	169,705
Yahoo! Japan Corp. (a)	22,200	96,685
Yakult Honsha Co. Ltd.	1,300	88,540
Yamada Denki Co. Ltd. (a)	9,000	44,723
Yamaguchi Financial Group, Inc.	3,000	36,317
Yamaha Corp.	2,400	83,075
Yamaha Motor Co. Ltd.	4,000	103,420
Yamato Holdings Co. Ltd.	5,000	101,557
Yamazaki Baking Co. Ltd.	1,800	35,881
Yaskawa Electric Corp.	3,900	82,868
Yokogawa Electric Corp.	3,200	51,442
The Yokohama Rubber Co. Ltd.	1,800	36,215

		47,201,370

Luxembourg — 0.3%
ArcelorMittal (b)	9,675	220,215
Eurofins Scientific SE (a)	168	94,716
Millicom International Cellular SA	935	55,301
RTL Group (b)	652	49,311
SES SA	5,261	123,369
Tenaris SA	7,328	114,279

		657,191

Mauritius — 0.0%
Golden Agri-Resources Ltd.	117,500	32,007

Netherlands — 4.2%
ABN AMRO Group NV (c)	5,533	147,852
Aegon NV	26,317	135,233
AerCap Holdings NV (b)	2,200	102,146
Airbus SE	8,529	702,761
Akzo Nobel NV	3,689	320,245
Altice NV Class A (b)	5,630	130,926
Altice NV Class B (b)	1,476	34,062
ASML Holding NV	5,477	713,111
Boskalis Westminster	1,275	41,428
CNH Industrial NV	14,974	170,423
EXOR NV	1,676	91,201
Ferrari NV	251	21,629
Ferrari NV	1,554	133,675
Fiat Chrysler Automobiles NV (b)	11,145	118,471
Fiat Chrysler Automobiles NV (b)	4,524	47,724
Gemalto NV	216	12,964
Gemalto NV	999	60,333
Heineken Holding NV	1,458	133,997
Heineken NV	3,362	327,522
ING Groep NV	56,926	990,053
Koninklijke Ahold Delhaize NV	18,696	358,352
Koninklijke DSM NV	2,636	192,580
Koninklijke KPN NV	49,539	158,962

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Koninklijke Philips NV	13,593	$483,863
Koninklijke Vopak NV	988	45,867
Mobileye NV (b)	3,300	207,240
NN Group NV	4,524	161,073
NXP Semiconductor NV (b)	5,045	552,175
QIAGEN NV (b)	3,134	104,354
Randstad Holding NV	1,715	100,289
RELX NV	14,084	289,817
STMicroelectronics NV (a)	9,278	133,041
Unilever NV	23,899	1,320,778
Wolters Kluwer NV	4,386	185,867

		8,730,014

New Zealand — 0.2%
Auckland International Airport Ltd.	14,236	74,389
Contact Energy Ltd.	12,088	46,156
Fletcher Building Ltd.	9,839	57,690
Mercury NZ Ltd.	11,142	27,131
Meridian Energy Ltd.	21,687	46,247
Ryman Healthcare Ltd.	6,396	38,857
Spark New Zealand Ltd.	27,499	76,248

		366,718

Norway — 0.6%
DNB ASA	14,226	242,790
Gjensidige Forsikring ASA	2,815	48,042
Marine Harvest ASA	5,921	101,345
Norsk Hydro ASA	20,921	116,183
Orkla ASA	11,667	118,660
Schibsted ASA Class A	1,212	29,297
Schibsted ASA Class B	1,439	31,822
Statoil ASA	16,734	278,120
Telenor ASA	10,898	180,742
Yara International ASA	2,734	102,761

		1,249,762

Papua New Guinea — 0.1%
Oil Search Ltd.	21,436	112,385

Portugal — 0.1%
Banco Espirito Santo SA Registered (b), (d)	39,664	453
EDP — Energias de Portugal SA	34,297	112,210
Galp Energia SGPS SA	7,223	109,711
Jeronimo Martins SGPS SA	3,797	74,330

		296,704

Singapore — 1.3%
Ascendas Real Estate Investment Trust	35,400	67,124
CapitaLand Commercial Trust	35,200	42,443
CapitaLand Ltd.	39,800	101,188
CapitaLand Mall Trust	34,700	49,780
City Developments Ltd.	5,800	45,207
ComfortDelGro Corp. Ltd.	30,500	51,015
DBS Group Holdings, Ltd.	26,463	398,688
Genting Singapore PLC	91,000	71,740

	Number of Shares	Value
Global Logistic Properties Ltd.	40,000	$83,131
Hutchison Port Holdings Trust	87,800	37,756
Jardine Cycle & Carriage Ltd.	1,377	44,374
Keppel Corp. Ltd.	22,800	104,177
Oversea-Chinese Banking Corp. Ltd.	45,883	359,627
SATS Ltd.	11,500	42,699
Sembcorp Industries Ltd.	16,500	36,924
Singapore Airlines Ltd.	8,200	60,288
Singapore Exchange Ltd.	11,900	63,458
Singapore Press Holdings Ltd. (a)	22,400	52,559
Singapore Technologies Engineering Ltd.	23,000	61,481
Singapore Telecommunications Ltd.	119,100	336,529
StarHub Ltd.	11,100	21,958
Suntec Real Estate Investment Trust	40,500	55,012
United Overseas Bank Ltd.	19,193	322,462
UOL Group Ltd.	6,769	37,579
Wilmar International Ltd.	25,200	61,322
Yangzijiang Shipbuilding Holdings Ltd.	33,500	28,959

		2,637,480

Spain — 3.4%
Abertis Infraestructuras SA	10,067	186,659
ACS Actividades de Construccion y Servicios SA	3,414	132,050
Aena SA (c)	983	192,073
Amadeus IT Group SA	6,427	384,476
Banco Bilbao Vizcaya Argentaria SA	98,218	820,889
Banco de Sabadell SA	77,401	158,431
Banco Santander SA	214,225	1,426,238
Bankia SA	15,498	74,973
Bankinter SA (a)	10,311	95,414
CaixaBank SA	52,493	251,263
Distribuidora Internacional de Alimentacion SA (a)	9,020	56,327
Enagas SA (a)	3,508	98,548
Endesa SA (a)	4,536	104,762
Ferrovial SA	7,019	156,013
Gamesa Corp Technologica SA (a)	3,405	72,944
Gas Natural SDG SA	5,067	119,059
Grifols SA	4,374	121,981
Iberdrola SA	85,130	675,933
Industria de Diseno Textil SA	16,004	616,304
International Consolidated Airlines Group SA	9,608	76,404
Mapfre SA	15,463	54,038
Red Electrica Corp. SA	6,265	131,196
Repsol SA	17,377	266,585
Telefonica SA	66,408	686,630

		6,959,190

Sweden — 2.8%
Alfa Laval AB	4,516	92,533

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Assa Abloy AB Class B	14,741	$324,034
Atlas Copco AB Class A	9,859	379,715
Atlas Copco AB Class B	5,730	198,333
Boliden AB	3,924	107,229
Electrolux AB Series B	3,477	114,342
Essity AB Class B (b)	8,861	242,437
Getinge AB Class B	2,839	55,705
Hennes & Mauritz AB Class B	13,879	346,638
Hexagon AB Class B	3,778	179,710
Husqvarna AB Class B	5,913	58,967
ICA Gruppen AB	1,365	50,889
Industrivarden AB Class C	2,326	55,788
Investor AB Class B	6,644	321,378
Kinnevik AB Class B	3,566	109,472
L E Lundbergforetagen AB Class B	529	41,764
Lundin Petroleum AB (b)	2,640	50,862
Nordea Bank AB	44,609	569,266
Sandvik AB	16,443	258,930
Securitas AB Class B	4,805	81,220
Skandinaviska Enskilda Banken AB Class A	22,261	270,212
Skanska AB Class B	4,875	116,010
SKF AB Class B	5,439	110,719
Svenska Handelsbanken AB Class A	22,362	321,112
Swedbank AB Class A	13,281	323,963
Swedish Match AB	2,708	95,481
Tele2 AB	5,112	53,722
Telefonaktiebolaget LM Ericsson Class B	45,039	324,841
Telia Co AB	37,687	173,852
Volvo AB Class B	22,752	388,624

		5,817,748

Switzerland — 8.3%
ABB Ltd. Registered	29,181	721,943
Adecco Group AG Registered	2,361	179,745
Baloise Holding AG Registered	774	119,675
Barry Callebaut AG Registered	36	49,533
Chocoladefabriken Lindt & Spruengli AG	15	86,982
Chocoladefabriken Lindt & Spruengli AG Registered	1	69,715
Cie Financiere Richemont SA Registered	7,638	630,269
Coca-Cola HBC AG	2,601	76,513
Credit Suisse Group AG	34,299	496,969
Dufry AG Registered (b)	530	87,214
EMS-Chemie Holding AG Registered	117	86,547
Geberit AG Registered	540	252,080
Givaudan SA Registered	135	270,156
Julius Baer Group Ltd.	3,247	171,123
Kuehne & Nagel International AG Registered	778	130,049

	Number of Shares	Value
LafargeHolcim Ltd. Registered	4,505	$258,781
LafargeHolcim Ltd. Registered	2,142	123,051
Lonza Group AG Registered	1,084	234,431
Nestle SA Registered	45,662	3,977,617
Novartis AG Registered	32,756	2,735,420
Pargesa Holding SA	565	43,119
Partners Group Holding AG	252	156,235
Roche Holding AG	10,306	2,631,494
Schindler Holding AG	586	124,041
Schindler Holding AG Registered	286	59,312
SGS SA Registered	80	193,946
Sika AG	31	199,562
Sonova Holding AG Registered	756	122,738
Straumann Holding AG Registered	136	77,639
The Swatch Group AG	447	165,255
The Swatch Group AG Registered	793	57,931
Swiss Life Holding AG Registered	465	157,097
Swiss Prime Site AG Registered	1,085	98,557
Swiss Re AG	4,735	433,779
Swisscom AG Registered	376	181,574
UBS Group AG Registered	53,579	909,538
Vifor Pharma AG	698	77,164
Zurich Insurance Group AG	2,205	642,079

		17,088,873

United Kingdom — 17.2%
3i Group PLC	14,220	167,423
Aberdeen Asset Management PLC	13,208	52,034
Admiral Group PLC	2,904	75,788
Anglo American PLC (b)	19,451	260,680
Antofagasta PLC (a)	5,883	61,429
Ashtead Group PLC	7,253	150,448
Associated British Foods PLC	5,227	199,927
AstraZeneca PLC	18,574	1,244,810
Auto Trader Group PLC (c)	15,110	74,815
Aviva PLC	59,929	410,975
Babcock International Group PLC	3,489	40,046
BAE Systems PLC	46,812	386,806
Barclays PLC	249,333	659,814
Barratt Developments PLC	14,541	106,771
The Berkeley Group Holdings PLC	2,044	85,922
BHP Billiton PLC	30,890	473,251
BP PLC	286,794	1,656,825
British American Tobacco PLC	27,351	1,862,115
The British Land Co. PLC	14,105	111,298
BT Group PLC	124,176	476,854
Bunzl PLC	4,859	144,939
Burberry Group PLC	6,362	137,834
Capita PLC	9,751	87,836
Carnival PLC	2,780	184,077
Centrica PLC	79,876	208,209
Cobham PLC	34,763	58,805
Coca-Cola European Partners PLC	3,141	127,568

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Compass Group PLC	23,300	$491,969
ConvaTec Group PLC (b), (c)	16,926	70,389
Croda International PLC	1,886	95,475
Diageo PLC	36,994	1,093,594
Direct Line Insurance Group PLC	21,472	99,465
Dixons Carphone PLC	14,724	54,441
easyJet PLC	2,223	39,362
Experian PLC	13,795	283,291
Fresnillo PLC	3,206	62,216
G4S PLC	24,142	102,718
GKN PLC	25,102	106,700
GlaxoSmithKline PLC	72,098	1,535,769
Glencore PLC	179,305	673,004
Hammerson PLC	12,374	92,639
Hargreaves Lansdown PLC	3,964	67,262
Hikma Pharmaceuticals PLC (a)	1,989	38,096
HSBC Holdings PLC	288,084	2,674,015
IMI PLC	3,861	60,132
Imperial Brands PLC	14,029	630,844
Inmarsat PLC	6,821	68,402
InterContinental Hotels Group PLC	2,610	145,054
Intertek Group PLC	2,339	128,647
Intu Properties PLC (a)	13,668	47,915
Investec PLC	10,027	74,933
ITV PLC	52,276	123,636
J Sainsbury PLC	25,337	83,125
Johnson Matthey PLC	2,789	104,324
Kingfisher PLC	32,354	126,715
Land Securities Group PLC	11,456	151,220
Legal & General Group PLC	88,024	296,270
Lloyds Banking Group PLC	1,050,871	907,035
London Stock Exchange Group PLC	4,622	219,673
Marks & Spencer Group PLC	23,384	101,513
Mediclinic International PLC (a)	5,334	51,504
Meggitt PLC	11,224	69,823
Merlin Entertainments PLC (c)	10,676	66,861
Mondi PLC	5,403	141,792
National Grid PLC	50,420	625,801
Next PLC	2,139	107,427
Old Mutual PLC	72,337	182,281
Pearson PLC	11,770	106,008
Persimmon PLC	4,509	131,730
Petrofac Ltd.	4,397	25,385
Provident Financial PLC	2,298	72,862
Prudential PLC	37,979	872,507
Randgold Resources Ltd.	1,356	120,010
Reckitt Benckiser Group PLC	9,745	988,753
RELX PLC	15,905	344,183
Rio Tinto PLC	18,145	765,060
Rolls-Royce Holdings PLC	24,290	282,287
Royal Bank of Scotland Group PLC (b)	52,223	168,293
Royal Dutch Shell PLC Class A	64,939	1,724,978

	Number of Shares	Value
Royal Dutch Shell PLC Class B	54,908	$1,474,788
Royal Mail PLC	12,962	71,154
RSA Insurance Group PLC	14,892	119,472
The Sage Group PLC	15,652	140,359
Schroders PLC	1,774	71,752
Segro PLC	15,507	98,888
Severn Trent PLC	3,363	95,645
Shire PLC	13,296	732,537
Sky PLC	14,974	193,860
Smith & Nephew PLC	12,903	222,877
Smiths Group PLC	5,707	118,903
SSE PLC	14,745	278,856
St. James’s Place PLC	7,711	118,758
Standard Chartered PLC (b)	48,270	489,619
Standard Life PLC	29,005	150,823
Tate & Lyle PLC	6,603	56,977
Taylor Wimpey PLC	47,632	109,357
Tesco PLC (b)	119,398	262,967
Travis Perkins PLC	3,825	72,538
Unilever PLC	18,840	1,020,500
United Utilities Group PLC	9,840	111,257
Vodafone Group PLC	391,200	1,110,144
The Weir Group PLC	3,356	75,855
Whitbread PLC	2,664	137,659
Wm Morrison Supermarkets PLC	31,818	100,041
Wolseley PLC	3,688	226,802
Worldpay Group PLC (c)	29,034	119,090
WPP PLC	18,736	394,206

		35,380,371

TOTAL COMMON STOCK (Cost $183,466,066)		200,269,156

PREFERRED STOCK — 0.5%
GERMANY — 0.5%
Bayerische Motoren Werke AG 4.460%	788	65,019
Fuchs Petrolub SE 2.040%	972	53,115
Henkel AG & Co. KGaA 1.240%	2,601	357,979
Porsche Automobil Holding SE 2.200%	2,206	123,946
Schaeffler AG 3.670%	2,305	33,016
Volkswagen AG 0.140%	2,719	414,698

		1,047,773

TOTAL PREFERRED STOCK (Cost $927,455)		1,047,773

TOTAL EQUITIES (Cost $184,393,521)		201,316,929

MUTUAL FUNDS — 1.2%
United States — 1.2%
iShares MSCI EAFE Index Fund	7,645	498,454

The accompanying notes are an integral part of the portfolio of investments.

MM MSCI EAFE International Index Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
State Street Navigator Securities Lending Prime Portfolio (e)	2,107,414	$2,107,414

		2,605,868

TOTAL MUTUAL FUNDS (Cost $2,615,666)		2,605,868

RIGHTS — 0.0%
Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, Expires 7/17/17 (b)	3,414	2,730
Repsol SA, Expires 6/30/17 (b)	19,797	9,044

		11,774

TOTAL RIGHTS (Cost $12,346)		11,774

TOTAL LONG-TERM INVESTMENTS (Cost $187,021,533)		203,934,571

	Principal Amount
SHORT-TERM INVESTMENTS — 1.1%
Repurchase Agreement — 1.1%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (f)	$2,199,898	2,199,898

TOTAL SHORT-TERM INVESTMENTS (Cost $2,199,898)		2,199,898

TOTAL INVESTMENTS — 99.9% (Cost $189,221,431) (g)		206,134,469

Other Assets/(Liabilities) — 0.1%		191,187

NET ASSETS — 100.0%		$206,325,656

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $2,002,464 or 0.97% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(b)	Non-income producing security.
(c)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $1,257,544 or 0.61% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $453 or 0.00% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $2,199,907. Collateralized by U.S. Government Agency obligations with a rate of 1.625%, maturity date of 6/30/19, and an aggregate market value, including accrued interest, of $2,245,739.
(g)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 98.2%
Australia — 2.0%
AMP Ltd.	906,257	$3,611,525
Australia & New Zealand Banking Group Ltd.	133,810	2,949,408
Goodman Group	240,147	1,451,283
Orica Ltd.	293,686	4,662,312

		12,674,528

Austria — 0.3%
Erste Group Bank AG	54,735	2,099,535

Belgium — 1.0%
Anheuser-Busch InBev SA/NV	16,642	1,841,522
KBC Group NV	63,258	4,801,987

		6,643,509

Bermuda — 0.1%
Global Brands Group Holding Ltd. (a)	6,143,600	645,262

Brazil — 0.4%
Ambev SA ADR	527,775	2,897,485

Canada — 2.3%
Canadian National Railway Co.	75,733	6,138,160
Element Fleet Management Corp. (b)	37,660	258,462
Loblaw Cos. Ltd.	29,149	1,621,537
Suncor Energy, Inc.	177,926	5,198,655
TransCanada Corp. (b)	38,405	1,830,812

		15,047,626

Cayman Islands — 1.5%
Alibaba Group Holding Ltd. Sponsored ADR (a)	25,618	3,609,576
Baidu, Inc. Sponsored ADR (a)	33,096	5,919,551
Melco Resorts & Entertainment Ltd. ADR	21,400	480,430

		10,009,557

Chile — 0.1%
Banco Santander Chile Sponsored ADR	28,159	715,520

Denmark — 1.2%
Carlsberg A/S Class B	22,815	2,442,352
Novo Nordisk A/S Class B	127,389	5,464,356

		7,906,708

Finland — 0.2%
Outokumpu OYJ	166,970	1,338,198

France — 14.4%
Air Liquide SA	83,791	10,412,929
AXA SA	98,535	2,715,546
BNP Paribas SA	131,931	9,595,590
Bureau Veritas SA	135,600	3,003,749

	Number of Shares	Value
Danone SA	102,025	$7,669,156
Dassault Systemes SE	28,298	2,536,046
Engie SA	265,737	4,034,371
Hermes International	1,292	638,905
Kering	3,800	1,301,081
L’Oreal SA	16,900	3,522,266
Legrand SA	44,667	3,128,482
LVMH Moet Hennessy Louis Vuitton SE	30,580	7,671,357
Pernod Ricard SA	78,201	10,483,422
Publicis Groupe SA	49,000	3,671,010
Renault SA	18,854	1,710,319
Safran SA	33,660	3,087,494
Sanofi	26,323	2,529,958
Schneider Electric SE	124,672	9,596,245
TOTAL SA	79,679	3,947,817
Valeo SA	36,780	2,494,909

		93,750,652

Germany — 11.1%
Allianz SE	33,820	6,664,869
Bayer AG	106,068	13,723,507
Bayerische Motoren Werke AG	59,265	5,516,190
Beiersdorf AG	69,148	7,282,662
Brenntag AG	19,156	1,109,157
Continental AG	17,365	3,747,504
Daimler AG Registered	129,128	9,367,404
Deutsche Boerse AG	12,460	1,317,661
HeidelbergCement AG	5,082	491,758
Infineon Technologies AG	35,084	743,484
Linde AG	9,292	1,764,980
Merck KGaA	34,135	4,132,338
MTU Aero Engines AG	14,961	2,116,930
ProSiebenSat.1 Media SE	53,462	2,237,237
SAP SE	83,541	8,731,634
Siemens AG	21,323	2,931,852

		71,879,167

Hong Kong — 1.5%
AIA Group Ltd.	1,229,600	8,987,319
CNOOC Ltd.	913,000	1,001,716

		9,989,035

India — 2.0%
Axis Bank Ltd.	172,800	1,386,453
Housing Development Finance Corp. Ltd.	167,061	4,158,012
Infosys Ltd. Sponsored ADR (b)	114,300	1,716,786
Tata Consultancy Services Ltd.	156,884	5,730,909

		12,992,160

Indonesia — 0.6%
Bank Mandiri Persero Tbk PT	4,079,200	3,892,491

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ireland — 0.7%
Ryanair Holdings PLC Sponsored ADR (a)	10,171	$1,094,501
Willis Towers Watson PLC	25,242	3,671,702

		4,766,203

Israel — 1.0%
Check Point Software Technologies Ltd. (a)	40,150	4,379,562
Teva Pharmaceutical Industries Ltd. Sponsored ADR	64,120	2,130,066

		6,509,628

Italy — 2.3%
Enel SpA	422,940	2,277,564
Eni SpA	206,371	3,114,337
Intesa Sanpaolo SpA	2,096,233	6,687,239
Luxottica Group SpA	14,837	860,898
PRADA SpA	191,100	708,689
Telecom Italia SpA (a)	1,082,460	1,003,222

		14,651,949

Japan — 13.0%
Bridgestone Corp.	42,100	1,817,970
Daikin Industries Ltd.	54,700	5,594,302
Daiwa Securities Group, Inc.	303,800	1,805,135
Denso Corp.	112,800	4,773,874
DMG Mori Co. Ltd.	50,600	834,684
FANUC Corp.	19,700	3,804,146
Honda Motor Co. Ltd.	81,700	2,232,294
Hoya Corp.	194,700	10,140,307
Japan Airlines Co. Ltd.	43,800	1,355,005
Japan Tobacco, Inc.	172,200	6,052,444
Kao Corp.	48,900	2,906,449
Komatsu Ltd.	29,000	739,308
Kubota Corp.	201,000	3,387,179
Kyocera Corp.	74,400	4,313,438
Mabuchi Motor Co. Ltd.	25,900	1,291,959
Mitsubishi Corp.	71,700	1,506,208
Mitsubishi UFJ Financial Group, Inc.	516,300	3,481,731
Mitsui Fudosan Co. Ltd.	41,100	982,596
NGK Spark Plug Co. Ltd.	66,300	1,415,369
Nippon Telegraph & Telephone Corp.	48,900	2,313,159
Olympus Corp.	42,000	1,534,955
Omron Corp.	22,700	987,536
Otsuka Corp.	21,900	1,359,890
Renesas Electronics Corp. (a)	46,000	402,463
Shin-Etsu Chemical Co. Ltd.	17,600	1,598,818
Sumitomo Electric Industries Ltd.	74,900	1,155,838
Sumitomo Mitsui Financial Group, Inc.	27,700	1,083,645
Sumitomo Mitsui Trust Holdings, Inc.	35,400	1,269,995

	Number of Shares	Value
Terumo Corp.	169,100	$6,666,011
Toyota Motor Corp.	124,300	6,520,145
Yamato Holdings Co. Ltd.	41,200	836,833

		84,163,686

Luxembourg — 0.2%
ArcelorMittal (a)	61,949	1,410,036

Mexico — 0.5%
Grupo Televisa SAB Sponsored ADR	136,300	3,321,631

Netherlands — 6.6%
Airbus SE	17,793	1,466,083
Akzo Nobel NV	73,316	6,364,629
ASML Holding NV	14,720	1,916,560
ASR Nederland NV	35,112	1,188,796
CNH Industrial NV	496,900	5,655,355
EXOR NV	73,100	3,977,789
Heineken NV	3,209	312,617
ING Groep NV	529,962	9,217,064
Koninklijke Philips NV	66,935	2,382,650
NN Group NV	30,050	1,069,905
QIAGEN NV (a)	25,820	859,741
Randstad Holding NV	74,259	4,342,475
RELX NV	192,710	3,965,538

		42,719,202

Norway — 0.2%
Norsk Hydro ASA	211,997	1,177,303

Republic of Korea — 0.4%
Samsung Electronics Co. Ltd.	1,169	2,425,421

Singapore — 1.4%
DBS Group Holdings, Ltd.	484,600	7,300,925
Singapore Telecommunications Ltd.	230,600	651,586
Singapore Telecommunications Ltd.	308,700	872,261

		8,824,772

Spain — 1.4%
Amadeus IT Group SA (b)	85,404	5,109,035
Bankia SA	394,837	1,910,070
Iberdrola SA	238,950	1,897,267

		8,916,372

Sweden — 2.3%
Atlas Copco AB Class B	15,400	533,042
Hennes & Mauritz AB Class B	364,162	9,095,201
Nordea Bank AB	77,798	992,799
SKF AB Class B	126,600	2,577,121
Volvo AB Class B	85,400	1,458,707

		14,656,870

Switzerland — 11.3%
Cie Financiere Richemont SA Registered	39,050	3,222,311
Credit Suisse Group AG	717,924	10,402,216
Julius Baer Group Ltd.	47,152	2,485,001

The accompanying notes are an integral part of the portfolio of investments.

MassMutual Select Overseas Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kuehne & Nagel International AG Registered	25,606	$4,280,253
LafargeHolcim Ltd. Registered	78,724	4,522,446
Nestle SA Registered	171,994	14,982,397
Novartis AG Registered	83,875	7,004,314
Roche Holding AG	43,064	10,995,793
The Swatch Group AG	5,580	2,062,918
UBS Group AG Registered	469,799	7,975,144
Zurich Insurance Group AG	18,232	5,309,021

		73,241,814

Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	73,000	498,148
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	177,051	6,189,703

		6,687,851

United Kingdom — 16.4%
Ashtead Group PLC	154,500	3,204,772
Barclays PLC	978,493	2,589,400
Barratt Developments PLC	111,386	817,877
Compass Group PLC	387,049	8,172,370
Delphi Automotive PLC	22,868	2,004,380
Diageo PLC	293,328	8,671,179
Experian PLC	217,514	4,466,824
G4S PLC	375,500	1,597,650
Glencore PLC	2,509,500	9,419,162
HSBC Holdings PLC	139,167	1,291,757
InterContinental Hotels Group PLC	13,805	767,229
ITV PLC	507,976	1,201,398
Lloyds Banking Group PLC	7,941,000	6,854,090
Meggitt PLC	251,649	1,565,480
Prudential PLC	194,348	4,464,836
Reckitt Benckiser Group PLC	81,791	8,298,725
Rio Tinto PLC	116,993	4,932,856
Rolls-Royce Holdings PLC	269,035	3,126,603
Royal Bank of Scotland Group PLC (a)	838,400	2,701,821
Royal Dutch Shell PLC Class A	175,501	4,661,843
Schroders PLC	300	8,652
Schroders PLC	81,300	3,288,295
Shire PLC	35,696	1,966,655
Smiths Group PLC	171,866	3,580,746
Standard Chartered PLC (a)	196,941	1,997,641
TechnipFMC PLC (a)	38,490	1,046,453
Vodafone Group PLC	913,901	2,593,459
Wolseley PLC	26,986	1,659,562
WPP PLC	448,983	9,446,618

		106,398,333

United States — 0.8%
Yum China Holdings, Inc. (a)	138,956	5,479,035

	Number of Shares	Value
TOTAL COMMON STOCK (Cost $553,668,469)		$637,831,539

TOTAL EQUITIES (Cost $553,668,469)		637,831,539

MUTUAL FUNDS — 1.2%
United States — 1.2%
State Street Navigator Securities Lending Prime Portfolio (c)	7,968,431	7,968,431

TOTAL MUTUAL FUNDS (Cost $7,968,431)		7,968,431

TOTAL LONG-TERM INVESTMENTS (Cost $561,636,900)		645,799,970

	Principal Amount
SHORT-TERM INVESTMENTS — 1.2%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (d)	$7,906,139	7,906,139

Time Deposit — 0.0%
Euro Time Deposit 0.090% 7/03/17	44,364	44,364

TOTAL SHORT-TERM INVESTMENTS (Cost $7,950,503)		7,950,503

TOTAL INVESTMENTS — 100.6% (Cost $569,587,403) (e)		653,750,473

Other Assets/(Liabilities) — (0.6)%		(4,186,048)

NET ASSETS — 100.0%		$649,564,425

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $7,613,214 or 1.17% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	Represents investment of security lending collateral. (Note 2).
(d)	Maturity value of $7,906,172. Collateralized by U.S. Government Agency obligations with rates ranging from 1.625% – 2.125%, maturity dates ranging from 4/30/19 – 9/30/21, and an aggregate market value, including accrued interest, of $8,069,010.
(e)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Conservative Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 30.1%
DFA Commodity Strategy Portfolio	403,161	$2,306,083
MassMutual Premier Disciplined Growth Fund, Class I (a)	292,206	3,591,206
MassMutual Premier Disciplined Value Fund, Class I (a)	202,679	3,455,670
MassMutual Premier International Equity Fund, Class I (a)	157,783	2,005,416
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	241,696	2,878,594
MassMutual Select Blue Chip Growth Fund, Class I (a)	42,798	793,908
MassMutual Select Diversified Value Fund, Class I (a)	44,752	720,052
MassMutual Select Equity Opportunities Fund, Class I (a)	131,276	2,840,804
MassMutual Select Fundamental Growth Fund, Class I (a)	103,136	821,996
MassMutual Select Fundamental Value Fund, Class I (a)	48,383	611,083
MassMutual Select Growth Opportunities Fund, Class I (a)	53,804	598,839
MassMutual Select Large Cap Value Fund, Class I (a)	69,425	537,348
MassMutual Select Mid Cap Growth Fund, Class I (a)	48,269	1,014,611
MassMutual Select Mid-Cap Value Fund, Class I (a)	106,945	1,568,877
MassMutual Select Overseas Fund, Class I (a)	585,563	5,322,769
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	71,545	1,070,313
MassMutual Select Small Cap Value Equity Fund, Class I (a)	79,579	1,359,204
MassMutual Select Small Company Value Fund, Class I (a)	42,990	544,684
MM Select Equity Asset Fund, Class I (a)	2,573,980	29,085,974
Oppenheimer Real Estate Fund, Class I (a)	25,729	652,995

		61,780,426

Fixed Income Funds — 70.0%
Barings Global Floating Rate Fund, Class Y (a)	262,926	2,513,568
MassMutual Premier Core Bond Fund, Class I (a)	2,855,208	31,178,870
MassMutual Premier High Yield Fund, Class I (a)	753,919	7,116,997

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	449,964	$4,661,632
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,453,208	25,366,176
MassMutual Select Strategic Bond Fund, Class I (a)	1,080,197	11,385,281
MassMutual Select Total Return Bond Fund, Class I (a)	1,401,910	13,892,927
MM Select Bond and Income Asset Fund, Class I (a)	4,139,592	40,319,625
Oppenheimer International Bond Fund, Class I (a)	1,214,405	7,116,414

		143,551,490

TOTAL MUTUAL FUNDS (Cost $200,662,368)		205,331,916

TOTAL LONG-TERM INVESTMENTS (Cost $200,662,368)		205,331,916

TOTAL INVESTMENTS — 100.1% (Cost $200,662,368) (b)		205,331,916

Other Assets/(Liabilities) — (0.1)%		(117,582)

NET ASSETS — 100.0%		$205,214,334

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 58.5%
DFA Commodity Strategy Portfolio	1,184,207	$6,773,664
MassMutual Premier Disciplined Growth Fund, Class I (a)	633,826	7,789,716
MassMutual Premier Disciplined Value Fund, Class I (a)	439,709	7,497,045
MassMutual Premier International Equity Fund, Class I (a)	436,990	5,554,141
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	700,612	8,344,290
MassMutual Select Blue Chip Growth Fund, Class I (a)	234,240	4,345,152
MassMutual Select Diversified Value Fund, Class I (a)	246,567	3,967,259
MassMutual Select Equity Opportunities Fund, Class I (a)	265,699	5,749,736
MassMutual Select Fundamental Growth Fund, Class I (a)	490,994	3,913,224
MassMutual Select Fundamental Value Fund, Class I (a)	272,143	3,437,168
MassMutual Select Growth Opportunities Fund, Class I (a)	254,546	2,833,095
MassMutual Select Large Cap Value Fund, Class I (a)	398,946	3,087,843
MassMutual Select Mid Cap Growth Fund, Class I (a)	135,508	2,848,388
MassMutual Select Mid-Cap Value Fund, Class I (a)	300,550	4,409,075
MassMutual Select Overseas Fund, Class I (a)	1,658,814	15,078,623
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	207,108	3,098,340
MassMutual Select Small Cap Value Equity Fund, Class I (a)	230,427	3,935,686
MassMutual Select Small Company Value Fund, Class I (a)	124,488	1,577,258
MM Select Equity Asset Fund, Class I (a)	7,731,060	87,360,980
Oppenheimer Real Estate Fund, Class I (a)	73,880	1,875,082

		183,475,765

Fixed Income Funds — 41.6%
Barings Global Floating Rate Fund, Class Y (a)	274,590	2,625,085
MassMutual Premier Core Bond Fund, Class I (a)	2,604,308	28,439,043
MassMutual Premier High Yield Fund, Class I (a)	786,216	7,421,878

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	407,937	$4,226,224
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,168,289	22,420,110
MassMutual Select Strategic Bond Fund, Class I (a)	978,293	10,311,205
MassMutual Select Total Return Bond Fund, Class I (a)	1,268,956	12,575,356
MM Select Bond and Income Asset Fund, Class I (a)	3,695,599	35,995,134
Oppenheimer International Bond Fund, Class I (a)	1,096,966	6,428,223

		130,442,258

TOTAL MUTUAL FUNDS (Cost $297,881,877)		313,918,023

TOTAL LONG-TERM INVESTMENTS (Cost $297,881,877)		313,918,023

TOTAL INVESTMENTS — 100.1% (Cost $297,881,877) (b)		313,918,023

Other Assets/(Liabilities) — (0.1)%		(201,119)

NET ASSETS — 100.0%		$313,716,904

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Moderate Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 83.7%
DFA Commodity Strategy Portfolio	1,386,601	$7,931,357
MassMutual Premier Disciplined Growth Fund, Class I (a)	481,319	5,915,412
MassMutual Premier Disciplined Value Fund, Class I (a)	334,036	5,695,316
MassMutual Premier International Equity Fund, Class I (a)	524,367	6,664,708
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	824,555	9,820,446
MassMutual Select Blue Chip Growth Fund, Class I (a)	390,942	7,251,967
MassMutual Select Diversified Value Fund, Class I (a)	412,868	6,643,053
MassMutual Select Equity Opportunities Fund, Class I (a)	223,588	4,838,447
MassMutual Select Fundamental Growth Fund, Class I (a)	784,466	6,252,193
MassMutual Select Fundamental Value Fund, Class I (a)	460,409	5,814,962
MassMutual Select Growth Opportunities Fund, Class I (a)	410,615	4,570,144
MassMutual Select Large Cap Value Fund, Class I (a)	681,745	5,276,703
MassMutual Select Mid Cap Growth Fund, Class I (a)	157,074	3,301,704
MassMutual Select Mid-Cap Value Fund, Class I (a)	347,979	5,104,847
MassMutual Select Overseas Fund, Class I (a)	1,957,508	17,793,749
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	242,201	3,623,332
MassMutual Select Small Cap Value Equity Fund, Class I (a)	269,539	4,603,723
MassMutual Select Small Company Value Fund, Class I (a)	145,623	1,845,039
MM Select Equity Asset Fund, Class I (a)	9,021,857	101,946,982
Oppenheimer Real Estate Fund, Class I (a)	86,186	2,187,390

		217,081,474

Fixed Income Funds — 16.4%
Barings Global Floating Rate Fund, Class Y (a)	113,372	1,083,835
MassMutual Premier Core Bond Fund, Class I (a)	737,081	8,048,928
MassMutual Premier High Yield Fund, Class I (a)	322,573	3,045,090

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	120,060	$1,243,818
MassMutual Premier Short-Duration Bond Fund, Class I (a)	887,907	9,180,961
MassMutual Select Strategic Bond Fund, Class I (a)	278,925	2,939,869
MassMutual Select Total Return Bond Fund, Class I (a)	360,295	3,570,521
MM Select Bond and Income Asset Fund, Class I (a)	1,047,649	10,204,100
Oppenheimer International Bond Fund, Class I (a)	541,985	3,176,032

		42,493,154

TOTAL MUTUAL FUNDS (Cost $240,494,733)		259,574,628

TOTAL LONG-TERM INVESTMENTS (Cost $240,494,733)		259,574,628

TOTAL INVESTMENTS — 100.1% (Cost $240,494,733) (b)		259,574,628

Other Assets/(Liabilities) — (0.1)%		(159,684)

NET ASSETS — 100.0%		$259,414,944

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART Growth Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 95.4%
DFA Commodity Strategy Portfolio	646,812	$3,699,766
MassMutual Premier Disciplined Growth Fund, Class I (a)	86,964	1,068,790
MassMutual Premier Disciplined Value Fund, Class I (a)	60,412	1,030,030
MassMutual Premier International Equity Fund, Class I (a)	262,059	3,330,776
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	391,114	4,658,173
MassMutual Select Blue Chip Growth Fund, Class I (a)	232,466	4,312,237
MassMutual Select Diversified Value Fund, Class I (a)	246,108	3,959,874
MassMutual Select Equity Opportunities Fund, Class I (a)	92,921	2,010,802
MassMutual Select Fundamental Growth Fund, Class I (a)	458,601	3,655,047
MassMutual Select Fundamental Value Fund, Class I (a)	276,365	3,490,485
MassMutual Select Growth Opportunities Fund, Class I (a)	242,734	2,701,632
MassMutual Select Large Cap Value Fund, Class I (a)	411,908	3,188,170
MassMutual Select Mid Cap Growth Fund, Class I (a)	73,363	1,542,080
MassMutual Select Mid-Cap Value Fund, Class I (a)	162,115	2,378,224
MassMutual Select Overseas Fund, Class I (a)	941,893	8,561,803
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	113,333	1,695,467
MassMutual Select Small Cap Value Equity Fund, Class I (a)	126,176	2,155,086
MassMutual Select Small Company Value Fund, Class I (a)	68,243	864,639
MM Select Equity Asset Fund, Class I (a)	4,113,779	46,485,698
Oppenheimer Real Estate Fund, Class I (a)	40,788	1,035,198

		101,823,977

Fixed Income Funds — 4.6%
Barings Global Floating Rate Fund, Class Y (a)	9,613	91,898
MassMutual Premier Core Bond Fund, Class I (a)	82,513	901,039
MassMutual Premier High Yield Fund, Class I (a)	27,886	263,244

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	40,717	$421,831
MassMutual Premier Short-Duration Bond Fund, Class I (a)	123,236	1,274,264
MassMutual Select Strategic Bond Fund, Class I (a)	31,616	333,235
MassMutual Select Total Return Bond Fund, Class I (a)	40,156	397,943
MM Select Bond and Income Asset Fund, Class I (a)	108,156	1,053,444
Oppenheimer International Bond Fund, Class I (a)	36,881	216,122

		4,953,020

TOTAL MUTUAL FUNDS (Cost $98,092,541)		106,776,997

TOTAL LONG-TERM INVESTMENTS (Cost $98,092,541)		106,776,997

TOTAL INVESTMENTS — 100.0% (Cost $98,092,541) (b)		106,776,997

Other Assets/(Liabilities) — (0.0)%		(44,516)

NET ASSETS — 100.0%		$106,732,481

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART In Retirement Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 34.9%
DFA Commodity Strategy Portfolio	193,659	$1,107,730
MassMutual Premier Disciplined Growth Fund, Class I (a)	149,270	1,834,530
MassMutual Premier Disciplined Value Fund, Class I (a)	103,386	1,762,738
MassMutual Premier International Equity Fund, Class I (a)	69,781	886,922
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	116,228	1,384,271
MassMutual Select Blue Chip Growth Fund, Class I (a)	13,690	253,942
MassMutual Select Diversified Value Fund, Class I (a)	14,054	226,136
MassMutual Select Equity Opportunities Fund, Class I (a)	67,667	1,464,306
MassMutual Select Fundamental Growth Fund, Class I (a)	36,521	291,069
MassMutual Select Fundamental Value Fund, Class I (a)	14,408	181,968
MassMutual Select Growth Opportunities Fund, Class I (a)	17,928	199,534
MassMutual Select Large Cap Value Fund, Class I (a)	19,513	151,033
MassMutual Select Mid Cap Growth Fund, Class I (a)	23,622	496,542
MassMutual Select Mid-Cap Value Fund, Class I (a)	52,454	769,493
MassMutual Select Overseas Fund, Class I (a)	273,942	2,490,128
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	34,748	519,826
MassMutual Select Small Cap Value Equity Fund, Class I (a)	38,626	659,736
MassMutual Select Small Company Value Fund, Class I (a)	20,825	263,856
MM Select Equity Asset Fund, Class I (a)	1,273,585	14,391,516
Oppenheimer Real Estate Fund, Class I (a)	12,414	315,061

		29,650,337

Fixed Income Funds — 65.2%
Barings Global Floating Rate Fund, Class Y (a)	99,679	952,929
MassMutual Premier Core Bond Fund, Class I (a)	910,122	9,938,533
MassMutual Premier High Yield Fund, Class I (a)	276,006	2,605,495

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	536,802	$5,561,269
MassMutual Premier Short-Duration Bond Fund, Class I (a)	874,481	9,042,131
MassMutual Select Strategic Bond Fund, Class I (a)	361,150	3,806,518
MassMutual Select Total Return Bond Fund, Class I (a)	466,733	4,625,320
MM Select Bond and Income Asset Fund, Class I (a)	1,658,451	16,153,313
Oppenheimer International Bond Fund, Class I (a)	467,458	2,739,307

		55,424,815

TOTAL MUTUAL FUNDS (Cost $82,540,349)		85,075,152

TOTAL LONG-TERM INVESTMENTS (Cost $82,540,349)		85,075,152

TOTAL INVESTMENTS — 100.1% (Cost $82,540,349) (b)		85,075,152

Other Assets/(Liabilities) — (0.1)%		(47,220)

NET ASSETS — 100.0%		$85,027,932

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2010 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 42.0%
DFA Commodity Strategy Portfolio	185,773	$1,062,623
MassMutual Premier Disciplined Growth Fund, Class I (a)	120,410	1,479,838
MassMutual Premier Disciplined Value Fund, Class I (a)	83,203	1,418,614
MassMutual Premier International Equity Fund, Class I (a)	65,654	834,464
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	106,699	1,270,787
MassMutual Select Blue Chip Growth Fund, Class I (a)	22,858	424,021
MassMutual Select Diversified Value Fund, Class I (a)	23,784	382,678
MassMutual Select Equity Opportunities Fund, Class I (a)	53,579	1,159,443
MassMutual Select Fundamental Growth Fund, Class I (a)	52,240	416,351
MassMutual Select Fundamental Value Fund, Class I (a)	25,460	321,560
MassMutual Select Growth Opportunities Fund, Class I (a)	26,330	293,055
MassMutual Select Large Cap Value Fund, Class I (a)	36,253	280,601
MassMutual Select Mid Cap Growth Fund, Class I (a)	22,047	463,435
MassMutual Select Mid-Cap Value Fund, Class I (a)	49,342	723,851
MassMutual Select Overseas Fund, Class I (a)	257,783	2,343,247
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	33,081	494,892
MassMutual Select Small Cap Value Equity Fund, Class I (a)	36,795	628,464
MassMutual Select Small Company Value Fund, Class I (a)	19,757	250,324
MM Select Equity Asset Fund, Class I (a)	1,224,794	13,840,174
Oppenheimer Real Estate Fund, Class I (a)	10,781	273,632

		28,362,054

Fixed Income Funds — 58.1%
Barings Global Floating Rate Fund, Class Y (a)	83,452	797,798
MassMutual Premier Core Bond Fund, Class I (a)	661,220	7,220,527
MassMutual Premier High Yield Fund, Class I (a)	216,029	2,039,311

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	383,259	$3,970,565
MassMutual Premier Short-Duration Bond Fund, Class I (a)	593,876	6,140,677
MassMutual Select Strategic Bond Fund, Class I (a)	255,850	2,696,656
MassMutual Select Total Return Bond Fund, Class I (a)	330,778	3,278,006
MM Select Bond and Income Asset Fund, Class I (a)	1,150,363	11,204,535
Oppenheimer International Bond Fund, Class I (a)	330,420	1,936,260

		39,284,335

TOTAL MUTUAL FUNDS (Cost $65,160,498)		67,646,389

TOTAL LONG-TERM INVESTMENTS (Cost $65,160,498)		67,646,389

TOTAL INVESTMENTS — 100.1% (Cost $65,160,498) (b)		67,646,389

Other Assets/(Liabilities) — (0.1)%		(35,625)

NET ASSETS — 100.0%		$67,610,764

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2015 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 47.0%
DFA Commodity Strategy Portfolio	266,444	$1,524,060
MassMutual Premier Disciplined Growth Fund, Class I (a)	158,006	1,941,892
MassMutual Premier Disciplined Value Fund, Class I (a)	109,332	1,864,107
MassMutual Premier International Equity Fund, Class I (a)	72,651	923,399
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	154,426	1,839,216
MassMutual Select Blue Chip Growth Fund, Class I (a)	32,986	611,899
MassMutual Select Diversified Value Fund, Class I (a)	34,041	547,724
MassMutual Select Equity Opportunities Fund, Class I (a)	69,641	1,507,037
MassMutual Select Fundamental Growth Fund, Class I (a)	71,203	567,488
MassMutual Select Fundamental Value Fund, Class I (a)	35,478	448,087
MassMutual Select Growth Opportunities Fund, Class I (a)	32,496	361,677
MassMutual Select Large Cap Value Fund, Class I (a)	49,063	379,751
MassMutual Select Mid Cap Growth Fund, Class I (a)	31,434	660,735
MassMutual Select Mid-Cap Value Fund, Class I (a)	69,906	1,025,515
MassMutual Select Overseas Fund, Class I (a)	336,689	3,060,505
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	47,384	708,865
MassMutual Select Small Cap Value Equity Fund, Class I (a)	52,664	899,503
MassMutual Select Small Company Value Fund, Class I (a)	28,414	360,002
MM Select Equity Asset Fund, Class I (a)	1,901,575	21,487,793
Oppenheimer Real Estate Fund, Class I (a)	16,359	415,193

		41,134,448

Fixed Income Funds — 53.1%
Barings Global Floating Rate Fund, Class Y (a)	98,887	945,364
MassMutual Premier Core Bond Fund, Class I (a)	706,898	7,719,329
MassMutual Premier High Yield Fund, Class I (a)	272,136	2,568,967

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	450,292	$4,665,021
MassMutual Premier Short-Duration Bond Fund, Class I (a)	697,647	7,213,668
MassMutual Select Strategic Bond Fund, Class I (a)	300,629	3,168,628
MassMutual Select Total Return Bond Fund, Class I (a)	389,064	3,855,629
MM Select Bond and Income Asset Fund, Class I (a)	1,448,526	14,108,642
Oppenheimer International Bond Fund, Class I (a)	392,657	2,300,972

		46,546,220

TOTAL MUTUAL FUNDS (Cost $83,833,437)		87,680,668

TOTAL LONG-TERM INVESTMENTS (Cost $83,833,437)		87,680,668

TOTAL INVESTMENTS — 100.1% (Cost $83,833,437) (b)		87,680,668

Other Assets/(Liabilities) — (0.1)%		(46,427)

NET ASSETS — 100.0%		$87,634,241

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2020 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 59.8%
DFA Commodity Strategy Portfolio	1,898,579	$10,859,872
MassMutual Premier Disciplined Growth Fund, Class I (a)	1,005,281	12,354,903
MassMutual Premier Disciplined Value Fund, Class I (a)	696,758	11,879,720
MassMutual Premier International Equity Fund, Class I (a)	679,301	8,633,911
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,124,465	13,392,379
MassMutual Select Blue Chip Growth Fund, Class I (a)	374,901	6,954,407
MassMutual Select Diversified Value Fund, Class I (a)	393,836	6,336,823
MassMutual Select Equity Opportunities Fund, Class I (a)	417,824	9,041,713
MassMutual Select Fundamental Growth Fund, Class I (a)	782,072	6,233,115
MassMutual Select Fundamental Value Fund, Class I (a)	433,052	5,469,451
MassMutual Select Growth Opportunities Fund, Class I (a)	401,287	4,466,321
MassMutual Select Large Cap Value Fund, Class I (a)	632,305	4,894,044
MassMutual Select Mid Cap Growth Fund, Class I (a)	221,206	4,649,745
MassMutual Select Mid-Cap Value Fund, Class I (a)	490,803	7,200,081
MassMutual Select Overseas Fund, Class I (a)	2,638,591	23,984,793
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	335,700	5,022,071
MassMutual Select Small Cap Value Equity Fund, Class I (a)	373,484	6,379,105
MassMutual Select Small Company Value Fund, Class I (a)	201,506	2,553,078
MM Select Equity Asset Fund, Class I (a)	12,549,445	141,808,723
Oppenheimer Real Estate Fund, Class I (a)	117,001	2,969,477

		295,083,732

Fixed Income Funds — 40.3%
Barings Global Floating Rate Fund, Class Y (a)	429,621	4,107,179
MassMutual Premier Core Bond Fund, Class I (a)	3,467,634	37,866,562
MassMutual Premier High Yield Fund, Class I (a)	1,196,893	11,298,670

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,912,486	$19,813,350
MassMutual Premier Short-Duration Bond Fund, Class I (a)	3,053,761	31,575,884
MassMutual Select Strategic Bond Fund, Class I (a)	1,301,274	13,715,431
MassMutual Select Total Return Bond Fund, Class I (a)	1,678,325	16,632,204
MM Select Bond and Income Asset Fund, Class I (a)	5,544,527	54,003,697
Oppenheimer International Bond Fund, Class I (a)	1,665,317	9,758,758

		198,771,735

TOTAL MUTUAL FUNDS (Cost $465,808,199)		493,855,467

TOTAL LONG-TERM INVESTMENTS (Cost $465,808,199)		493,855,467

TOTAL INVESTMENTS — 100.1% (Cost $465,808,199) (b)		493,855,467

Other Assets/(Liabilities) — (0.1)%		(380,488)

NET ASSETS — 100.0%		$493,474,979

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2025 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 71.7%
DFA Commodity Strategy Portfolio	1,200,595	$6,867,403
MassMutual Premier Disciplined Growth Fund, Class I (a)	529,703	6,510,055
MassMutual Premier Disciplined Value Fund, Class I (a)	367,503	6,265,932
MassMutual Premier International Equity Fund, Class I (a)	458,020	5,821,440
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	724,895	8,633,496
MassMutual Select Blue Chip Growth Fund, Class I (a)	299,222	5,550,575
MassMutual Select Diversified Value Fund, Class I (a)	315,525	5,076,795
MassMutual Select Equity Opportunities Fund, Class I (a)	225,147	4,872,174
MassMutual Select Fundamental Growth Fund, Class I (a)	609,479	4,857,547
MassMutual Select Fundamental Value Fund, Class I (a)	350,725	4,429,653
MassMutual Select Growth Opportunities Fund, Class I (a)	318,283	3,542,490
MassMutual Select Large Cap Value Fund, Class I (a)	517,763	4,007,489
MassMutual Select Mid Cap Growth Fund, Class I (a)	139,515	2,932,615
MassMutual Select Mid-Cap Value Fund, Class I (a)	308,664	4,528,100
MassMutual Select Overseas Fund, Class I (a)	1,715,033	15,589,648
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	213,007	3,186,585
MassMutual Select Small Cap Value Equity Fund, Class I (a)	236,880	4,045,915
MassMutual Select Small Company Value Fund, Class I (a)	128,003	1,621,798
MM Select Equity Asset Fund, Class I (a)	7,817,803	88,341,177
Oppenheimer Real Estate Fund, Class I (a)	75,264	1,910,203

		188,591,090

Fixed Income Funds — 28.4%
Barings Global Floating Rate Fund, Class Y (a)	177,444	1,696,364
MassMutual Premier Core Bond Fund, Class I (a)	1,217,558	13,295,730
MassMutual Premier High Yield Fund, Class I (a)	507,059	4,786,633

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	700,626	$7,258,488
MassMutual Premier Short-Duration Bond Fund, Class I (a)	1,316,460	13,612,196
MassMutual Select Strategic Bond Fund, Class I (a)	458,556	4,833,184
MassMutual Select Total Return Bond Fund, Class I (a)	589,676	5,843,691
MM Select Bond and Income Asset Fund, Class I (a)	1,928,050	18,779,210
Oppenheimer International Bond Fund, Class I (a)	769,473	4,509,110

		74,614,606

TOTAL MUTUAL FUNDS (Cost $244,032,480)		263,205,696

TOTAL LONG-TERM INVESTMENTS (Cost $244,032,480)		263,205,696

TOTAL INVESTMENTS — 100.1% (Cost $244,032,480) (b)		263,205,696

Other Assets/(Liabilities) — (0.1)%		(189,254)

NET ASSETS — 100.0%		$263,016,442

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2030 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 79.5%
DFA Commodity Strategy Portfolio	2,785,765	$15,934,578
MassMutual Premier Disciplined Growth Fund, Class I (a)	943,916	11,600,726
MassMutual Premier Disciplined Value Fund, Class I (a)	654,936	11,166,661
MassMutual Premier International Equity Fund, Class I (a)	1,049,312	13,336,750
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,662,937	19,805,576
MassMutual Select Blue Chip Growth Fund, Class I (a)	793,301	14,715,735
MassMutual Select Diversified Value Fund, Class I (a)	837,516	13,475,639
MassMutual Select Equity Opportunities Fund, Class I (a)	443,327	9,593,593
MassMutual Select Fundamental Growth Fund, Class I (a)	1,588,423	12,659,731
MassMutual Select Fundamental Value Fund, Class I (a)	933,330	11,787,963
MassMutual Select Growth Opportunities Fund, Class I (a)	829,749	9,235,112
MassMutual Select Large Cap Value Fund, Class I (a)	1,381,099	10,689,704
MassMutual Select Mid Cap Growth Fund, Class I (a)	318,731	6,699,724
MassMutual Select Mid-Cap Value Fund, Class I (a)	705,794	10,353,992
MassMutual Select Overseas Fund, Class I (a)	3,939,865	35,813,375
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	490,806	7,342,464
MassMutual Select Small Cap Value Equity Fund, Class I (a)	546,264	9,330,186
MassMutual Select Small Company Value Fund, Class I (a)	294,988	3,737,504
MM Select Equity Asset Fund, Class I (a)	18,170,966	205,331,917
Oppenheimer Real Estate Fund, Class I (a)	172,554	4,379,409

		436,990,339

Fixed Income Funds — 20.6%
Barings Global Floating Rate Fund, Class Y (a)	308,874	2,952,832
MassMutual Premier Core Bond Fund, Class I (a)	1,659,270	18,119,231
MassMutual Premier High Yield Fund, Class I (a)	878,268	8,290,852

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	1,031,160	$10,682,816
MassMutual Premier Short-Duration Bond Fund, Class I (a)	2,254,686	23,313,451
MassMutual Select Strategic Bond Fund, Class I (a)	627,457	6,613,401
MassMutual Select Total Return Bond Fund, Class I (a)	804,848	7,976,047
MM Select Bond and Income Asset Fund, Class I (a)	2,732,774	26,617,218
Oppenheimer International Bond Fund, Class I (a)	1,476,607	8,652,917

		113,218,765

TOTAL MUTUAL FUNDS (Cost $509,013,418)		550,209,104

TOTAL LONG-TERM INVESTMENTS (Cost $509,013,418)		550,209,104

TOTAL INVESTMENTS — 100.1% (Cost $509,013,418) (b)		550,209,104

Other Assets/(Liabilities) — (0.1)%		(403,867)

NET ASSETS — 100.0%		$549,805,237

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2035 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 84.3%
DFA Commodity Strategy Portfolio	1,069,907	$6,119,866
MassMutual Premier Disciplined Growth Fund, Class I (a)	289,878	3,562,596
MassMutual Premier Disciplined Value Fund, Class I (a)	201,212	3,430,673
MassMutual Premier International Equity Fund, Class I (a)	410,071	5,212,007
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	648,302	7,721,273
MassMutual Select Blue Chip Growth Fund, Class I (a)	333,722	6,190,545
MassMutual Select Diversified Value Fund, Class I (a)	352,534	5,672,278
MassMutual Select Equity Opportunities Fund, Class I (a)	161,075	3,485,671
MassMutual Select Fundamental Growth Fund, Class I (a)	662,818	5,282,656
MassMutual Select Fundamental Value Fund, Class I (a)	393,639	4,971,657
MassMutual Select Growth Opportunities Fund, Class I (a)	346,900	3,860,996
MassMutual Select Large Cap Value Fund, Class I (a)	583,724	4,518,022
MassMutual Select Mid Cap Growth Fund, Class I (a)	123,466	2,595,251
MassMutual Select Mid-Cap Value Fund, Class I (a)	272,950	4,004,171
MassMutual Select Overseas Fund, Class I (a)	1,531,280	13,919,333
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	190,373	2,847,978
MassMutual Select Small Cap Value Equity Fund, Class I (a)	211,775	3,617,110
MassMutual Select Small Company Value Fund, Class I (a)	114,512	1,450,863
MM Select Equity Asset Fund, Class I (a)	6,975,951	78,828,241
Oppenheimer Real Estate Fund, Class I (a)	66,921	1,698,447

		168,989,634

Fixed Income Funds — 15.8%
Barings Global Floating Rate Fund, Class Y (a)	83,114	794,571
MassMutual Premier Core Bond Fund, Class I (a)	464,762	5,075,198
MassMutual Premier High Yield Fund, Class I (a)	240,767	2,272,840

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	281,457	$2,915,893
MassMutual Premier Short-Duration Bond Fund, Class I (a)	672,126	6,949,782
MassMutual Select Strategic Bond Fund, Class I (a)	176,059	1,855,657
MassMutual Select Total Return Bond Fund, Class I (a)	225,525	2,234,953
MM Select Bond and Income Asset Fund, Class I (a)	754,426	7,348,111
Oppenheimer International Bond Fund, Class I (a)	394,247	2,310,286

		31,757,291

TOTAL MUTUAL FUNDS (Cost $184,226,278)		200,746,925

TOTAL LONG-TERM INVESTMENTS (Cost $184,226,278)		200,746,925

TOTAL INVESTMENTS — 100.1% (Cost $184,226,278) (b)		200,746,925

Other Assets/(Liabilities) — (0.1)%		(144,313)

NET ASSETS — 100.0%		$200,602,612

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2040 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 86.2%
DFA Commodity Strategy Portfolio	1,792,790	$10,254,762
MassMutual Premier Disciplined Growth Fund, Class I (a)	375,470	4,614,522
MassMutual Premier Disciplined Value Fund, Class I (a)	260,448	4,440,633
MassMutual Premier International Equity Fund, Class I (a)	669,249	8,506,158
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	1,067,111	12,709,291
MassMutual Select Blue Chip Growth Fund, Class I (a)	579,815	10,755,578
MassMutual Select Diversified Value Fund, Class I (a)	612,289	9,851,737
MassMutual Select Equity Opportunities Fund, Class I (a)	262,273	5,675,580
MassMutual Select Fundamental Growth Fund, Class I (a)	1,144,261	9,119,763
MassMutual Select Fundamental Value Fund, Class I (a)	683,522	8,632,887
MassMutual Select Growth Opportunities Fund, Class I (a)	597,609	6,651,384
MassMutual Select Large Cap Value Fund, Class I (a)	1,013,274	7,842,737
MassMutual Select Mid Cap Growth Fund, Class I (a)	204,672	4,302,202
MassMutual Select Mid-Cap Value Fund, Class I (a)	453,784	6,657,017
MassMutual Select Overseas Fund, Class I (a)	2,524,726	22,949,761
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	316,027	4,727,771
MassMutual Select Small Cap Value Equity Fund, Class I (a)	351,697	6,006,980
MassMutual Select Small Company Value Fund, Class I (a)	189,845	2,405,336
MM Select Equity Asset Fund, Class I (a)	11,741,776	132,682,065
Oppenheimer Real Estate Fund, Class I (a)	109,998	2,791,755

		281,577,919

Fixed Income Funds — 13.9%
Barings Global Floating Rate Fund, Class Y (a)	107,994	1,032,423
MassMutual Premier Core Bond Fund, Class I (a)	696,165	7,602,124
MassMutual Premier High Yield Fund, Class I (a)	303,907	2,868,878

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	394,066	$4,082,529
MassMutual Premier Short-Duration Bond Fund, Class I (a)	995,577	10,294,268
MassMutual Select Strategic Bond Fund, Class I (a)	263,554	2,777,863
MassMutual Select Total Return Bond Fund, Class I (a)	337,768	3,347,284
MM Select Bond and Income Asset Fund, Class I (a)	1,106,449	10,776,812
Oppenheimer International Bond Fund, Class I (a)	466,121	2,731,467

		45,513,648

TOTAL MUTUAL FUNDS (Cost $300,293,069)		327,091,567

TOTAL LONG-TERM INVESTMENTS (Cost $300,293,069)		327,091,567

TOTAL INVESTMENTS — 100.1% (Cost $300,293,069) (b)		327,091,567

Other Assets/(Liabilities) — (0.1)%		(207,830)

NET ASSETS — 100.0%		$326,883,737

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2045 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.1%
Equity Funds — 87.4%
DFA Commodity Strategy Portfolio	648,237	$3,707,916
MassMutual Premier Disciplined Growth Fund, Class I (a)	99,019	1,216,948
MassMutual Premier Disciplined Value Fund, Class I (a)	68,735	1,171,929
MassMutual Premier International Equity Fund, Class I (a)	252,920	3,214,613
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	393,132	4,682,201
MassMutual Select Blue Chip Growth Fund, Class I (a)	226,276	4,197,425
MassMutual Select Diversified Value Fund, Class I (a)	239,239	3,849,354
MassMutual Select Equity Opportunities Fund, Class I (a)	94,063	2,035,516
MassMutual Select Fundamental Growth Fund, Class I (a)	445,578	3,551,256
MassMutual Select Fundamental Value Fund, Class I (a)	267,888	3,383,431
MassMutual Select Growth Opportunities Fund, Class I (a)	234,089	2,605,409
MassMutual Select Large Cap Value Fund, Class I (a)	398,249	3,082,449
MassMutual Select Mid Cap Growth Fund, Class I (a)	74,493	1,565,845
MassMutual Select Mid-Cap Value Fund, Class I (a)	164,629	2,415,109
MassMutual Select Overseas Fund, Class I (a)	933,168	8,482,497
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	114,982	1,720,130
MassMutual Select Small Cap Value Equity Fund, Class I (a)	127,936	2,185,147
MassMutual Select Small Company Value Fund, Class I (a)	69,179	876,494
MM Select Equity Asset Fund, Class I (a)	4,198,598	47,444,155
Oppenheimer Real Estate Fund, Class I (a)	40,589	1,030,154

		102,417,978

Fixed Income Funds — 12.7%
Barings Global Floating Rate Fund, Class Y (a)	30,354	290,179
MassMutual Premier Core Bond Fund, Class I (a)	236,825	2,586,130
MassMutual Premier High Yield Fund, Class I (a)	88,203	832,632

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	124,328	$1,288,039
MassMutual Premier Short-Duration Bond Fund, Class I (a)	342,998	3,546,601
MassMutual Select Strategic Bond Fund, Class I (a)	89,741	945,870
MassMutual Select Total Return Bond Fund, Class I (a)	114,881	1,138,475
MM Select Bond and Income Asset Fund, Class I (a)	355,590	3,463,446
Oppenheimer International Bond Fund, Class I (a)	120,996	709,037

		14,800,409

TOTAL MUTUAL FUNDS (Cost $107,188,086)		117,218,387

TOTAL LONG-TERM INVESTMENTS (Cost $107,188,086)		117,218,387

TOTAL INVESTMENTS — 100.1% (Cost $107,188,086) (b)		117,218,387

Other Assets/(Liabilities) — (0.1)%		(72,546)

NET ASSETS — 100.0%		$117,145,841

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2050 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 93.4%
DFA Commodity Strategy Portfolio	981,475	$5,614,034
MassMutual Premier Disciplined Growth Fund, Class I (a)	132,123	1,623,793
MassMutual Premier Disciplined Value Fund, Class I (a)	91,778	1,564,814
MassMutual Premier International Equity Fund, Class I (a)	386,250	4,909,236
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	593,269	7,065,840
MassMutual Select Blue Chip Growth Fund, Class I (a)	348,116	6,457,544
MassMutual Select Diversified Value Fund, Class I (a)	368,396	5,927,488
MassMutual Select Equity Opportunities Fund, Class I (a)	141,135	3,054,164
MassMutual Select Fundamental Growth Fund, Class I (a)	685,430	5,462,877
MassMutual Select Fundamental Value Fund, Class I (a)	412,895	5,214,863
MassMutual Select Growth Opportunities Fund, Class I (a)	360,828	4,016,020
MassMutual Select Large Cap Value Fund, Class I (a)	614,280	4,754,526
MassMutual Select Mid Cap Growth Fund, Class I (a)	112,202	2,358,476
MassMutual Select Mid-Cap Value Fund, Class I (a)	247,929	3,637,117
MassMutual Select Overseas Fund, Class I (a)	1,414,838	12,860,873
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	173,180	2,590,769
MassMutual Select Small Cap Value Equity Fund, Class I (a)	192,797	3,292,979
MassMutual Select Small Company Value Fund, Class I (a)	104,243	1,320,758
MM Select Equity Asset Fund, Class I (a)	6,310,843	71,312,520
Oppenheimer Real Estate Fund, Class I (a)	61,497	1,560,786

		154,599,477

Fixed Income Funds — 6.6%
Barings Global Floating Rate Fund, Class Y (a)	21,311	203,731
MassMutual Premier Core Bond Fund, Class I (a)	177,839	1,942,007
MassMutual Premier High Yield Fund, Class I (a)	61,884	584,186

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	90,115	$933,596
MassMutual Premier Short-Duration Bond Fund, Class I (a)	261,807	2,707,082
MassMutual Select Strategic Bond Fund, Class I (a)	68,080	717,563
MassMutual Select Total Return Bond Fund, Class I (a)	86,816	860,351
MM Select Bond and Income Asset Fund, Class I (a)	251,537	2,449,970
Oppenheimer International Bond Fund, Class I (a)	81,672	478,599

		10,877,085

TOTAL MUTUAL FUNDS (Cost $150,837,633)		165,476,562

TOTAL LONG-TERM INVESTMENTS (Cost $150,837,633)		165,476,562

TOTAL INVESTMENTS — 100.0% (Cost $150,837,633) (b)		165,476,562

Other Assets/(Liabilities) — (0.0)%		(74,596)

NET ASSETS — 100.0%		$165,401,966

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2055 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 100.0%
Equity Funds — 93.4%
DFA Commodity Strategy Portfolio	222,890	$1,274,929
MassMutual Premier Disciplined Growth Fund, Class I (a)	30,558	375,559
MassMutual Premier Disciplined Value Fund, Class I (a)	21,281	362,848
MassMutual Premier International Equity Fund, Class I (a)	97,125	1,234,461
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	139,238	1,658,322
MassMutual Select Blue Chip Growth Fund, Class I (a)	83,466	1,548,289
MassMutual Select Diversified Value Fund, Class I (a)	88,605	1,425,656
MassMutual Select Equity Opportunities Fund, Class I (a)	32,560	704,605
MassMutual Select Fundamental Growth Fund, Class I (a)	165,433	1,318,498
MassMutual Select Fundamental Value Fund, Class I (a)	99,836	1,260,934
MassMutual Select Growth Opportunities Fund, Class I (a)	88,337	983,196
MassMutual Select Large Cap Value Fund, Class I (a)	149,289	1,155,493
MassMutual Select Mid Cap Growth Fund, Class I (a)	25,605	538,220
MassMutual Select Mid-Cap Value Fund, Class I (a)	56,215	824,681
MassMutual Select Overseas Fund, Class I (a)	337,114	3,064,364
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	39,489	590,750
MassMutual Select Small Cap Value Equity Fund, Class I (a)	43,982	751,220
MassMutual Select Small Company Value Fund, Class I (a)	23,859	302,297
MM Select Equity Asset Fund, Class I (a)	1,380,804	15,603,088
Oppenheimer Real Estate Fund, Class I (a)	14,575	369,925

		35,347,335

Fixed Income Funds — 6.6%
Barings Global Floating Rate Fund, Class Y (a)	4,656	44,515
MassMutual Premier Core Bond Fund, Class I (a)	40,791	445,442
MassMutual Premier High Yield Fund, Class I (a)	14,458	136,483

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	20,383	$211,164
MassMutual Premier Short-Duration Bond Fund, Class I (a)	61,467	635,568
MassMutual Select Strategic Bond Fund, Class I (a)	15,615	164,579
MassMutual Select Total Return Bond Fund, Class I (a)	19,899	197,199
MM Select Bond and Income Asset Fund, Class I (a)	55,645	541,977
Oppenheimer International Bond Fund, Class I (a)	18,865	110,548

		2,487,475

TOTAL MUTUAL FUNDS (Cost $34,791,476)		37,834,810

TOTAL LONG-TERM INVESTMENTS (Cost $34,791,476)		37,834,810

TOTAL INVESTMENTS — 100.0% (Cost $34,791,476) (b)		37,834,810

Other Assets/(Liabilities) — (0.0)%		(1,316)

NET ASSETS — 100.0%		$37,833,494

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MassMutual RetireSMART 2060 Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
MUTUAL FUNDS — 99.8%
Equity Funds — 93.2%
DFA Commodity Strategy Portfolio	68,354	$390,985
MassMutual Premier Disciplined Growth Fund, Class I (a)	9,246	113,634
MassMutual Premier Disciplined Value Fund, Class I (a)	6,430	109,630
MassMutual Premier International Equity Fund, Class I (a)	27,387	348,083
MassMutual Premier Strategic Emerging Markets Fund, Class I (a)	41,698	496,623
MassMutual Select Blue Chip Growth Fund, Class I (a)	24,529	455,008
MassMutual Select Diversified Value Fund, Class I (a)	25,959	417,684
MassMutual Select Equity Opportunities Fund, Class I (a)	9,876	213,725
MassMutual Select Fundamental Growth Fund, Class I (a)	48,337	385,249
MassMutual Select Fundamental Value Fund, Class I (a)	29,122	367,815
MassMutual Select Growth Opportunities Fund, Class I (a)	25,501	283,823
MassMutual Select Large Cap Value Fund, Class I (a)	43,384	335,792
MassMutual Select Mid Cap Growth Fund, Class I (a)	7,827	164,517
MassMutual Select Mid-Cap Value Fund, Class I (a)	17,267	253,310
MassMutual Select Overseas Fund, Class I (a)	99,445	903,955
MassMutual Select Small Cap Growth Equity Fund, Class I (a)	12,088	180,834
MassMutual Select Small Cap Value Equity Fund, Class I (a)	13,447	229,674
MassMutual Select Small Company Value Fund, Class I (a)	7,286	92,317
MM Select Equity Asset Fund, Class I (a)	437,822	4,947,392
Oppenheimer Real Estate Fund, Class I (a)	4,335	110,013

		10,800,063

Fixed Income Funds — 6.6%
Barings Global Floating Rate Fund, Class Y (a)	1,464	13,999
MassMutual Premier Core Bond Fund, Class I (a)	12,527	136,800
MassMutual Premier High Yield Fund, Class I (a)	4,339	40,959

	Number of Shares	Value
MassMutual Premier Inflation-Protected and Income Fund, Class I (a)	6,272	$64,982
MassMutual Premier Short-Duration Bond Fund, Class I (a)	18,362	189,859
MassMutual Select Strategic Bond Fund, Class I (a)	4,760	50,169
MassMutual Select Total Return Bond Fund, Class I (a)	6,061	60,060
MM Select Bond and Income Asset Fund, Class I (a)	17,499	170,442
Oppenheimer International Bond Fund, Class I (a)	5,710	33,462

		760,732

TOTAL MUTUAL FUNDS (Cost $10,718,619)		11,560,795

TOTAL LONG-TERM INVESTMENTS (Cost $10,718,619)		11,560,795

TOTAL INVESTMENTS — 99.8% (Cost $10,718,619) (b)		11,560,795

Other Assets/(Liabilities) — 0.2%		24,858

NET ASSETS — 100.0%		$11,585,653

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Affiliated issuer. See Note 4 for a summary of transactions in the investments of affiliated issuers.
(b)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.4%

SOVEREIGN DEBT OBLIGATIONS — 8.2%
Bundesobligation EUR (a) (b) 0.010% 4/17/20	300,000	$347,661
Bundesobligation EUR (a) (b) 0.010% 4/09/21	300,000	347,522
Bundesobligation EUR (a) (b) 0.010% 10/08/21	175,000	202,437
Bundesobligation EUR (a) (b) 0.010% 4/08/22	50,000	57,707
Bundesobligation EUR (a) (b) 0.250% 10/16/20	200,000	233,684
Bundesobligation EUR (a) (b) 0.500% 4/12/19	250,000	291,079
Bundesobligation EUR (a) (b) 1.000% 10/12/18	200,000	233,205
Bundesrepublik Deutschland EUR (a) (b) 0.010% 12/14/18	100,000	115,212
Bundesrepublik Deutschland EUR (a) (b) 0.010% 3/15/19	250,000	288,426
Bundesrepublik Deutschland EUR (a) (b) 0.010% 8/15/26	150,000	165,222
Bundesrepublik Deutschland EUR (a) (b) 0.250% 2/15/27	125,000	139,763
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/25	125,000	146,341
Bundesrepublik Deutschland EUR (a) (b) 0.500% 2/15/26	200,000	232,062
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/24	100,000	121,548
Bundesrepublik Deutschland EUR (a) (b) 1.000% 8/15/25	100,000	121,276
Bundesrepublik Deutschland EUR (a) (b) 1.500% 9/04/22	100,000	124,168
Bundesrepublik Deutschland EUR (a) (b) 1.500% 2/15/23	125,000	155,636
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/23	100,000	124,776
Bundesrepublik Deutschland EUR (a) (b) 1.500% 5/15/24	50,000	62,739
Bundesrepublik Deutschland EUR (a) (b) 1.750% 7/04/22	200,000	250,868
Bundesrepublik Deutschland EUR (a) (b) 1.750% 2/15/24	100,000	127,350
Bundesrepublik Deutschland EUR (a) (b) 2.500% 7/04/44	100,000	147,661
Bundesrepublik Deutschland EUR (a) (b) 2.500% 8/15/46	95,000	141,508
Bundesrepublik Deutschland EUR (a) (b) 3.250% 7/04/42	50,000	82,992
Bundesrepublik Deutschland EUR (a) (b) 4.000% 1/04/37	100,000	174,885

	Principal Amount	Value
Bundesrepublik Deutschland EUR (a) (b) 4.250% 7/04/39	40,000	$74,192
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/34	100,000	183,481
Bundesrepublik Deutschland EUR (a) (b) 4.750% 7/04/40	100,000	199,527
Bundesrepublik Deutschland EUR (a) (b) 5.500% 1/04/31	115,000	211,607
Bundesrepublik Deutschland EUR (a) (b) 6.250% 1/04/30	50,000	95,312
France Government Bond OAT EUR (a) (b) 0.010% 2/25/19	150,000	172,810
France Government Bond OAT EUR (a) (b) 0.010% 2/25/20	150,000	173,043
France Government Bond OAT EUR (a) (b) 0.010% 5/25/20	200,000	230,817
France Government Bond OAT EUR (a) (b) 0.010% 5/25/21	300,000	345,616
France Government Bond OAT EUR (a) (b) 0.010% 5/25/22	50,000	57,206
France Government Bond OAT EUR (a) (b) 0.250% 11/25/20	200,000	232,703
France Government Bond OAT EUR (a) (b) 0.250% 11/25/26	50,000	54,534
France Government Bond OAT EUR (a) (b) 0.500% 11/25/19	350,000	408,763
France Government Bond OAT EUR (a) (b) 0.500% 5/25/25	175,000	200,282
France Government Bond OAT EUR (a) (b) 0.500% 5/25/26	325,000	366,058
France Government Bond OAT EUR (a) (b) 1.000% 11/25/18	100,000	116,673
France Government Bond OAT EUR (a) (b) 1.000% 5/25/19	100,000	117,447
France Government Bond OAT EUR (a) (b) 1.000% 11/25/25	285,000	337,215
France Government Bond OAT EUR (a) (b) 1.000% 5/25/27	100,000	116,148
France Government Bond OAT EUR (a) (b) 1.250% 5/25/36	50,000	54,897
France Government Bond OAT EUR (a) (b) 1.500% 5/25/31	150,000	178,261
France Government Bond OAT EUR (a) (b) 1.750% 5/25/23	225,000	281,871
France Government Bond OAT EUR (a) (b) 1.750% 11/25/24	100,000	125,683
France Government Bond OAT EUR (a) (b) 1.750% 6/25/39	30,000	35,286
France Government Bond OAT EUR (a) (b) 1.750% 5/25/66	85,000	88,947
France Government Bond OAT EUR (a) (b) 2.250% 10/25/22	250,000	319,485

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
France Government Bond OAT EUR (a) (b) 2.250% 5/25/24	50,000	$64,836
France Government Bond OAT EUR (a) (b) 2.500% 5/25/30	200,000	266,993
France Government Bond OAT EUR (a) (b) 3.000% 4/25/22	100,000	131,191
France Government Bond OAT EUR (a) (b) 3.250% 5/25/45	175,000	265,448
France Government Bond OAT EUR (a) (b) 4.000% 10/25/38	75,000	124,695
France Government Bond OAT EUR (a) (b) 4.500% 4/25/41	100,000	179,610
France Government Bond OAT EUR (a) (b) 4.750% 4/25/35	110,000	193,284
Japan Government Five Year Bond JPY (a) 0.100% 9/20/19	10,000,000	89,290
Japan Government Five Year Bond JPY (a) 0.100% 12/20/19	10,000,000	89,315
Japan Government Five Year Bond JPY (a) 0.100% 3/20/20	15,000,000	134,042
Japan Government Five Year Bond JPY (a) 0.100% 6/20/20	10,000,000	89,398
Japan Government Five Year Bond JPY (a) 0.100% 9/20/20	15,000,000	134,138
Japan Government Five Year Bond JPY (a) 0.100% 12/20/20	10,000,000	89,459
Japan Government Five Year Bond JPY (a) 0.100% 3/20/21	15,000,000	134,238
Japan Government Five Year Bond JPY (a) 0.100% 6/20/21	15,000,000	134,296
Japan Government Five Year Bond JPY (a) 0.100% 9/20/21	10,000,000	89,583
Japan Government Five Year Bond JPY (a) 0.100% 6/20/22	10,000,000	89,607

	Principal Amount	Value
Japan Government Five Year Bond JPY (a) 0.200% 3/20/19	10,000,000	$89,383
Japan Government Five Year Bond JPY (a) 0.200% 9/20/19	10,000,000	89,483
Japan Government Forty Year Bond JPY (a) 0.400% 3/20/56	5,000,000	36,040
Japan Government Forty Year Bond JPY (a) 2.200% 3/20/51	8,000,000	97,498
Japan Government Ten Year Bond JPY (a) 0.100% 3/20/26	5,000,000	44,651
Japan Government Ten Year Bond JPY (a) 0.100% 6/20/26	5,000,000	44,637
Japan Government Ten Year Bond JPY (a) 0.100% 9/20/26	10,000,000	89,220
Japan Government Ten Year Bond JPY (a) 0.100% 12/20/26	10,000,000	89,165
Japan Government Ten Year Bond JPY (a) 0.100% 3/20/27	5,000,000	44,564
Japan Government Ten Year Bond JPY (a) 0.100% 6/20/27	5,000,000	44,528
Japan Government Ten Year Bond JPY (a) 0.300% 12/20/24	5,000,000	45,440
Japan Government Ten Year Bond JPY (a) 0.300% 12/20/25	5,000,000	45,429
Japan Government Ten Year Bond JPY (a) 0.400% 3/20/25	10,000,000	91,532
Japan Government Ten Year Bond JPY (a) 0.400% 6/20/25	5,000,000	45,783
Japan Government Ten Year Bond JPY (a) 0.400% 9/20/25	5,000,000	45,802
Japan Government Ten Year Bond JPY (a) 0.500% 9/20/24	5,000,000	46,058
Japan Government Ten Year Bond JPY (a) 0.600% 3/20/23	8,000,000	73,716
Japan Government Ten Year Bond JPY (a) 0.600% 9/20/23	5,000,000	46,194
Japan Government Ten Year Bond JPY (a) 0.600% 12/20/23	8,000,000	73,973
Japan Government Ten Year Bond JPY (a) 0.600% 3/20/24	10,000,000	92,616
Japan Government Ten Year Bond JPY (a) 0.600% 6/20/24	5,000,000	46,358
Japan Government Ten Year Bond JPY (a) 0.700% 12/20/22	10,000,000	92,522
Japan Government Ten Year Bond JPY (a) 0.800% 6/20/22	10,000,000	92,687
Japan Government Ten Year Bond JPY (a) 0.800% 6/20/23	5,000,000	46,676
Japan Government Ten Year Bond JPY (a) 0.900% 3/20/22	10,000,000	92,967

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Ten Year Bond JPY (a) 1.000% 12/20/21	10,000,000	$93,148
Japan Government Thirty Year Bond JPY (a) 0.800% 3/20/47	5,000,000	43,994
Japan Government Thirty Year Bond JPY (a) 0.800% 6/20/47	5,000,000	43,896
Japan Government Thirty Year Bond JPY (a) 1.400% 12/20/45	5,000,000	51,034
Japan Government Thirty Year Bond JPY (a) 1.500% 3/20/45	5,000,000	52,168
Japan Government Thirty Year Bond JPY (a) 1.700% 12/20/43	5,000,000	54,300
Japan Government Thirty Year Bond JPY (a) 1.900% 9/20/42	5,000,000	56,217
Japan Government Thirty Year Bond JPY (a) 2.000% 9/20/40	7,000,000	79,591
Japan Government Thirty Year Bond JPY (a) 2.200% 3/20/41	10,000,000	117,640
Japan Government Thirty Year Bond JPY (a) 2.300% 3/20/39	5,000,000	59,145
Japan Government Thirty Year Bond JPY (a) 2.400% 3/20/37	5,000,000	59,421
Japan Government Twenty Year Bond JPY (a) 0.200% 6/20/36	5,000,000	41,697
Japan Government Twenty Year Bond JPY (a) 0.800% 6/20/23	5,000,000	46,682
Japan Government Twenty Year Bond JPY (a) 1.000% 12/20/35	5,000,000	48,228
Japan Government Twenty Year Bond JPY (a) 1.200% 12/20/34	7,000,000	69,866
Japan Government Twenty Year Bond JPY (a) 1.200% 3/20/35	9,000,000	89,818
Japan Government Twenty Year Bond JPY (a) 1.300% 6/20/35	7,000,000	70,874

	Principal Amount	Value
Japan Government Twenty Year Bond JPY (a) 1.400% 9/20/34	5,000,000	$51,427
Japan Government Twenty Year Bond JPY (a) 1.600% 12/20/33	5,000,000	52,869
Japan Government Twenty Year Bond JPY (a) 1.700% 9/20/32	5,000,000	53,427
Japan Government Twenty Year Bond JPY (a) 1.700% 12/20/32	5,000,000	53,473
Japan Government Twenty Year Bond JPY (a) 1.700% 6/20/33	5,000,000	53,530
Japan Government Twenty Year Bond JPY (a) 1.700% 9/20/33	5,000,000	53,526
Japan Government Twenty Year Bond JPY (a) 1.800% 12/20/31	5,000,000	53,888
Japan Government Twenty Year Bond JPY (a) 1.900% 9/20/30	5,000,000	54,068
Japan Government Twenty Year Bond JPY (a) 1.900% 6/20/31	5,000,000	54,368
Japan Government Twenty Year Bond JPY (a) 2.100% 12/20/26	5,000,000	52,950
Japan Government Twenty Year Bond JPY (a) 2.100% 12/20/27	7,000,000	75,097
Japan Government Twenty Year Bond JPY (a) 2.100% 9/20/28	7,000,000	75,741
Japan Government Twenty Year Bond JPY (a) 2.100% 3/20/29	5,000,000	54,433
Japan Government Twenty Year Bond JPY (a) 2.100% 9/20/29	7,000,000	76,603
Japan Government Twenty Year Bond JPY (a) 2.100% 3/20/30	7,000,000	76,944
Japan Government Twenty Year Bond JPY (a) 2.100% 12/20/30	5,000,000	55,327
Japan Government Twenty Year Bond JPY (a) 2.400% 6/20/28	5,000,000	55,405

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
Japan Government Twenty Year Bond JPY (a) 2.600% 3/20/19	15,000,000	$139,532
Japan Government Two Year Bond JPY (a) 0.100% 9/15/18	25,000,000	222,827
Japan Government Two Year Bond JPY (a) 0.100% 6/15/19	10,000,000	89,271
United Kingdom Gilt GBP (a) (b) 0.500% 7/22/22	50,000	64,499
United Kingdom Gilt GBP (a) (b) 1.250% 7/22/18	125,000	164,387
United Kingdom Gilt GBP (a) (b) 1.250% 7/22/27	150,000	193,840
United Kingdom Gilt GBP (a) (b) 1.500% 1/22/21	250,000	337,310
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/26	150,000	200,576
United Kingdom Gilt GBP (a) (b) 1.500% 7/22/47	185,000	220,661
United Kingdom Gilt GBP (a) (b) 1.750% 7/22/19	350,000	468,929
United Kingdom Gilt GBP (a) (b) 1.750% 9/07/22	150,000	206,089
United Kingdom Gilt GBP (a) (b) 1.750% 9/07/37	50,000	63,781
United Kingdom Gilt GBP (a) (b) 1.750% 7/22/57	30,000	39,199
United Kingdom Gilt GBP (a) (b) 2.000% 7/22/20	150,000	204,669
United Kingdom Gilt GBP (a) (b) 2.000% 9/07/25	100,000	139,864
United Kingdom Gilt GBP (a) (b) 2.250% 9/07/23	125,000	176,783
United Kingdom Gilt GBP (a) (b) 2.500% 7/22/65	35,000	57,540
United Kingdom Gilt GBP (a) (b) 2.750% 9/07/24	150,000	220,025
United Kingdom Gilt GBP (a) (b) 3.250% 1/22/44	40,000	66,511
United Kingdom Gilt GBP (a) (b) 3.500% 1/22/45	100,000	174,742
United Kingdom Gilt GBP (a) (b) 3.500% 7/22/68	100,000	210,491
United Kingdom Gilt GBP (a) (b) 3.750% 9/07/21	125,000	184,759
United Kingdom Gilt GBP (a) (b) 4.250% 6/07/32	100,000	175,618
United Kingdom Gilt GBP (a) (b) 4.250% 3/07/36	50,000	90,542
United Kingdom Gilt GBP (a) (b) 4.250% 9/07/39	90,000	167,731

	Principal Amount	Value
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/40	75,000	$141,575
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/49	50,000	103,497
United Kingdom Gilt GBP (a) (b) 4.250% 12/07/55	135,000	298,680
United Kingdom Gilt GBP (a) (b) 4.500% 9/07/34	150,000	275,531
United Kingdom Gilt GBP (a) (b) 4.500% 12/07/42	100,000	199,060
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/30	95,000	172,412
United Kingdom Gilt GBP (a) (b) 4.750% 12/07/38	80,000	157,984

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $20,416,842)		20,869,647

U.S. TREASURY OBLIGATIONS — 91.2%
U.S. Treasury Bonds & Notes — 91.2%
U.S. Treasury Bond 4.500% 2/15/36	$3,515,000	4,537,261
U.S. Treasury Bond 4.750% 2/15/37	1,225,000	1,631,930
U.S. Treasury Bond 5.000% 5/15/37	1,600,000	2,195,050
U.S. Treasury Bond 5.250% 11/15/28	2,000,000	2,574,625
U.S. Treasury Bond 5.250% 2/15/29	1,525,000	1,969,204
U.S. Treasury Bond 5.375% 2/15/31	3,225,000	4,334,602
U.S. Treasury Bond 5.500% 8/15/28	1,625,000	2,124,611
U.S. Treasury Bond 6.125% 11/15/27	2,300,000	3,105,862
U.S. Treasury Bond 6.125% 8/15/29	1,175,000	1,636,922
U.S. Treasury Bond 6.250% 5/15/30	2,025,000	2,886,574
U.S. Treasury Bond 6.375% 8/15/27	950,000	1,298,665
U.S. Treasury Inflation Index 0.125% 4/15/18	9,254,963	9,221,339
U.S. Treasury Inflation Index 0.125% 4/15/19	7,304,150	7,307,451
U.S. Treasury Inflation Index 0.125% 4/15/20	6,577,641	6,587,764
U.S. Treasury Inflation Index 0.125% 4/15/21	6,395,982	6,386,241
U.S. Treasury Inflation Index 0.125% 1/15/22	4,861,170	4,853,898

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Inflation Index 0.125% 4/15/22	$3,016,080	$3,001,687
U.S. Treasury Inflation Index 0.625% 7/15/21	4,339,280	4,447,120
U.S. Treasury Inflation Index 1.125% 1/15/21	4,470,800	4,642,483
U.S. Treasury Inflation Index 1.250% 7/15/20	4,148,144	4,324,419
U.S. Treasury Inflation Index 1.375% 7/15/18	1,700,745	1,727,673
U.S. Treasury Inflation Index 1.375% 1/15/20	2,826,650	2,929,636
U.S. Treasury Inflation Index 1.625% 1/15/18	1,167,080	1,172,338
U.S. Treasury Inflation Index 1.875% 7/15/19	1,889,415	1,969,254
U.S. Treasury Inflation Index 2.125% 1/15/19	1,423,500	1,469,647
U.S. Treasury Note 0.750% 7/31/18	750,000	745,629
U.S. Treasury Note 0.750% 8/31/18	1,100,000	1,092,854
U.S. Treasury Note 0.750% 9/30/18	500,000	496,504
U.S. Treasury Note 0.750% 10/31/18	500,000	496,172
U.S. Treasury Note 0.750% 2/15/19	1,000,000	990,492
U.S. Treasury Note 0.750% 7/15/19	1,000,000	987,211
U.S. Treasury Note 0.750% 8/15/19	1,000,000	986,516
U.S. Treasury Note 0.875% 7/15/18	750,000	746,774
U.S. Treasury Note 0.875% 10/15/18	750,000	745,690
U.S. Treasury Note 0.875% 4/15/19	500,000	495,684
U.S. Treasury Note 0.875% 5/15/19	800,000	792,697
U.S. Treasury Note 0.875% 6/15/19	1,000,000	990,328
U.S. Treasury Note 0.875% 9/15/19	1,250,000	1,235,420
U.S. Treasury Note 1.000% 8/15/18	1,000,000	996,617
U.S. Treasury Note 1.000% 11/30/18	500,000	497,656
U.S. Treasury Note 1.000% 3/15/19	1,000,000	993,945
U.S. Treasury Note 1.000% 8/31/19	500,000	495,664

	Principal Amount	Value
U.S. Treasury Note 1.000% 10/15/19	$1,350,000	$1,337,259
U.S. Treasury Note 1.000% 11/15/19	1,250,000	1,236,846
U.S. Treasury Note 1.000% 11/30/19	1,000,000	989,375
U.S. Treasury Note 1.125% 1/15/19	1,000,000	996,496
U.S. Treasury Note 1.125% 1/31/19	800,000	797,125
U.S. Treasury Note 1.125% 2/28/19	500,000	498,125
U.S. Treasury Note 1.125% 2/28/21	1,000,000	979,789
U.S. Treasury Note 1.125% 6/30/21	1,000,000	976,055
U.S. Treasury Note 1.125% 7/31/21	1,000,000	974,734
U.S. Treasury Note 1.125% 8/31/21	1,300,000	1,265,845
U.S. Treasury Note 1.125% 9/30/21	1,000,000	972,758
U.S. Treasury Note 1.250% 10/31/18	750,000	749,162
U.S. Treasury Note 1.250% 11/15/18	1,000,000	998,836
U.S. Treasury Note 1.250% 11/30/18	500,000	499,387
U.S. Treasury Note 1.250% 12/15/18	1,000,000	998,672
U.S. Treasury Note 1.250% 12/31/18	1,150,000	1,148,248
U.S. Treasury Note 1.250% 3/31/19	1,000,000	997,930
U.S. Treasury Note 1.250% 4/30/19	1,000,000	997,672
U.S. Treasury Note 1.250% 5/31/19	400,000	399,063
U.S. Treasury Note 1.250% 6/30/19	500,000	498,611
U.S. Treasury Note 1.250% 1/31/20	300,000	298,151
U.S. Treasury Note 1.250% 3/31/21	1,000,000	983,516
U.S. Treasury Note 1.250% 10/31/21	1,000,000	976,828
U.S. Treasury Note 1.250% 7/31/23	1,500,000	1,432,102
U.S. Treasury Note 1.375% 7/31/18	1,000,000	1,000,762
U.S. Treasury Note 1.375% 9/30/18	1,500,000	1,500,902

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.375% 2/28/19	$1,000,000	$1,000,215
U.S. Treasury Note 1.375% 12/15/19	2,250,000	2,245,500
U.S. Treasury Note 1.375% 1/15/20	1,500,000	1,496,320
U.S. Treasury Note 1.375% 2/15/20	1,800,000	1,794,459
U.S. Treasury Note 1.375% 2/29/20	1,000,000	996,508
U.S. Treasury Note 1.375% 3/31/20	1,250,000	1,245,361
U.S. Treasury Note 1.375% 4/30/20	1,000,000	995,555
U.S. Treasury Note 1.375% 5/31/20	1,100,000	1,094,723
U.S. Treasury Note 1.375% 8/31/20	750,000	744,850
U.S. Treasury Note 1.375% 9/30/20	1,000,000	992,500
U.S. Treasury Note 1.375% 10/31/20	1,250,000	1,239,912
U.S. Treasury Note 1.375% 1/31/21	1,000,000	989,477
U.S. Treasury Note 1.375% 4/30/21	1,000,000	987,242
U.S. Treasury Note 1.375% 5/31/21	1,000,000	986,164
U.S. Treasury Note 1.375% 8/31/23	2,000,000	1,921,297
U.S. Treasury Note 1.375% 9/30/23	1,000,000	959,680
U.S. Treasury Note 1.500% 8/31/18	1,500,000	1,503,111
U.S. Treasury Note 1.500% 12/31/18	1,000,000	1,002,188
U.S. Treasury Note 1.500% 1/31/19	1,000,000	1,002,156
U.S. Treasury Note 1.500% 2/28/19	1,000,000	1,002,148
U.S. Treasury Note 1.500% 5/31/19	1,000,000	1,002,301
U.S. Treasury Note 1.500% 10/31/19	1,000,000	1,001,430
U.S. Treasury Note 1.500% 11/30/19	1,150,000	1,151,114
U.S. Treasury Note 1.500% 4/15/20	1,000,000	999,344
U.S. Treasury Note 1.500% 5/15/20	1,850,000	1,848,092
U.S. Treasury Note 1.500% 6/15/20	1,000,000	998,672

	Principal Amount	Value
U.S. Treasury Note 1.500% 1/31/22	$350,000	$344,668
U.S. Treasury Note 1.500% 2/28/23	750,000	730,078
U.S. Treasury Note 1.500% 3/31/23	2,000,000	1,945,063
U.S. Treasury Note 1.500% 8/15/26	1,500,000	1,403,391
U.S. Treasury Note 1.625% 3/31/19	500,000	502,287
U.S. Treasury Note 1.625% 4/30/19	800,000	803,581
U.S. Treasury Note 1.625% 6/30/19	750,000	753,416
U.S. Treasury Note 1.625% 7/31/19	600,000	602,761
U.S. Treasury Note 1.625% 8/31/19	750,000	753,334
U.S. Treasury Note 1.625% 12/31/19	700,000	702,669
U.S. Treasury Note 1.625% 3/15/20	1,250,000	1,254,024
U.S. Treasury Note 1.625% 6/30/20	1,000,000	1,001,789
U.S. Treasury Note 1.625% 7/31/20	1,000,000	1,001,297
U.S. Treasury Note 1.625% 11/30/20	350,000	349,800
U.S. Treasury Note 1.625% 8/15/22	1,000,000	986,469
U.S. Treasury Note 1.625% 11/15/22	1,500,000	1,475,016
U.S. Treasury Note 1.625% 4/30/23	300,000	293,545
U.S. Treasury Note 1.625% 10/31/23	1,000,000	973,953
U.S. Treasury Note 1.625% 2/15/26	1,500,000	1,425,527
U.S. Treasury Note 1.625% 5/15/26	1,750,000	1,659,041
U.S. Treasury Note 1.750% 9/30/19	450,000	453,270
U.S. Treasury Note 1.750% 12/31/20	1,000,000	1,003,000
U.S. Treasury Note 1.750% 11/30/21	1,000,000	997,398
U.S. Treasury Note 1.750% 4/30/22	1,000,000	994,320
U.S. Treasury Note 1.750% 5/31/22	1,750,000	1,739,650
U.S. Treasury Note 1.750% 6/30/22	1,000,000	993,395

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. Treasury Note 1.750% 9/30/22	$900,000	$891,844
U.S. Treasury Note 1.750% 1/31/23	900,000	888,750
U.S. Treasury Note 1.750% 5/15/23	2,000,000	1,970,125
U.S. Treasury Note 1.875% 1/31/22	1,000,000	1,001,305
U.S. Treasury Note 1.875% 2/28/22	1,500,000	1,501,840
U.S. Treasury Note 1.875% 3/31/22	1,150,000	1,150,593
U.S. Treasury Note 1.875% 8/31/22	400,000	399,213
U.S. Treasury Note 1.875% 10/31/22	750,000	747,322
U.S. Treasury Note 2.000% 11/30/20	500,000	505,871
U.S. Treasury Note 2.000% 11/15/21	1,000,000	1,008,398
U.S. Treasury Note 2.000% 12/31/21	1,050,000	1,057,596
U.S. Treasury Note 2.000% 7/31/22	1,000,000	1,004,563
U.S. Treasury Note 2.000% 11/30/22	350,000	350,771
U.S. Treasury Note 2.000% 2/15/23	200,000	200,078
U.S. Treasury Note 2.000% 4/30/24	850,000	843,539
U.S. Treasury Note 2.000% 5/31/24	950,000	942,200
U.S. Treasury Note 2.000% 6/30/24	500,000	495,486
U.S. Treasury Note 2.000% 2/15/25	1,500,000	1,479,398
U.S. Treasury Note 2.000% 8/15/25	1,750,000	1,720,113
U.S. Treasury Note 2.000% 11/15/26	2,050,000	1,999,086
U.S. Treasury Note 2.125% 6/30/21	1,000,000	1,014,609
U.S. Treasury Note 2.125% 8/15/21	350,000	354,895
U.S. Treasury Note 2.125% 12/31/22	900,000	907,088
U.S. Treasury Note 2.125% 11/30/23	2,000,000	2,006,703
U.S. Treasury Note 2.125% 2/29/24	800,000	800,938
U.S. Treasury Note 2.125% 3/31/24	750,000	750,445

	Principal Amount	Value
U.S. Treasury Note 2.125% 5/15/25	$1,800,000	$1,788,722
U.S. Treasury Note 2.250% 3/31/21	750,000	764,824
U.S. Treasury Note 2.250% 4/30/21	1,000,000	1,019,445
U.S. Treasury Note 2.250% 12/31/23	750,000	757,412
U.S. Treasury Note 2.250% 1/31/24	550,000	555,173
U.S. Treasury Note 2.250% 11/15/24	1,800,000	1,809,984
U.S. Treasury Note 2.250% 11/15/25	1,800,000	1,800,408
U.S. Treasury Note 2.250% 2/15/27	1,950,000	1,941,027
U.S. Treasury Note 2.375% 8/15/24	2,000,000	2,030,625
U.S. Treasury Note 2.375% 5/15/27	1,150,000	1,157,367
U.S. Treasury Note 2.500% 5/15/24	1,850,000	1,895,094
U.S. Treasury Note 2.625% 8/15/20	600,000	618,811
U.S. Treasury Note 2.625% 11/15/20	1,000,000	1,031,969
U.S. Treasury Note 2.750% 2/15/19	500,000	511,152
U.S. Treasury Note 2.750% 2/15/24	1,400,000	1,456,492
U.S. Treasury Note 3.125% 5/15/19	1,000,000	1,032,164
U.S. Treasury Note 3.625% 8/15/19	750,000	784,588
U.S. Treasury Note 3.625% 2/15/21	1,000,000	1,068,102

		230,985,547

TOTAL U.S. TREASURY OBLIGATIONS (Cost $235,619,824)		230,985,547

TOTAL BONDS & NOTES (Cost $256,036,666)		251,855,194

TOTAL LONG-TERM INVESTMENTS (Cost $256,036,666)		251,855,194

The accompanying notes are an integral part of the portfolio of investments.

MM Select Bond and Income Asset Fund – Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.7%
Repurchase Agreement — 0.7%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (c)	$1,681,841	$1,681,841

TOTAL SHORT-TERM INVESTMENTS (Cost $1,681,841)		1,681,841

TOTAL INVESTMENTS — 100.1% (Cost $257,718,507) (d)		253,537,035

Other Assets/(Liabilities) — (0.1)%		(285,982)

NET ASSETS — 100.0%		$253,251,053

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

EUR	Euro
GBP	British Pound
JPY	Japanese Yen
OAT	Obligations Assimilables du Tresor
(a)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(b)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2017, these securities amounted to a value of $15,616,934 or 6.17% of net assets.
(c)	Maturity value of $1,681,848. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $1,723,401.
(d)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments

June 30, 2017 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.2%

COMMON STOCK — 97.8%
Australia — 2.4%
Abacus Property Group	4,324	$10,758
Aconex Ltd. (a) (b)	2,427	6,948
Adelaide Brighton Ltd.	6,740	29,144
The AGL Energy Ltd.	14,626	286,881
Ainsworth Game Technology Ltd. (b)	1,877	3,115
ALS Ltd.	7,474	42,744
Altium Ltd. (b)	1,483	9,760
Alumina Ltd. (b)	56,213	82,835
Amcor Ltd.	24,948	310,838
AMP Ltd.	64,134	255,580
Ansell Ltd.	2,319	42,245
APA Group	24,549	172,892
APN Outdoor Group Ltd.	2,926	10,825
ARB Corp. Ltd.	1,174	14,193
Ardent Leisure Group (b)	7,735	11,177
Aristocrat Leisure Ltd.	11,450	198,386
Asaleo Care Ltd.	5,280	5,961
ASX Ltd.	4,303	177,307
Aurizon Holdings Ltd.	44,942	184,956
AusNet Services	35,036	46,719
Austal Ltd.	3,579	5,038
Australia & New Zealand Banking Group Ltd.	63,824	1,406,793
Australian Agricultural Co. Ltd. (a) (b)	5,139	7,321
Australian Pharmaceutical Industries Ltd.	5,010	7,323
Automotive Holdings Group Ltd. (b)	3,138	8,078
Aventus Retail Property Fund Ltd.	3,869	6,836
Aveo Group	5,975	12,757
Bank of Queensland Ltd.	8,731	76,744
Bapcor Ltd. (b)	4,004	16,887
Beach Energy Ltd. (b)	25,512	11,256
Bega Cheese Ltd. (b)	1,884	9,448
Bellamy’s Australia Ltd. (b)	974	5,180
Bendigo & Adelaide Bank Ltd.	10,078	86,005
BHP Billiton Ltd.	70,052	1,249,536
Blackmores Ltd. (b)	211	15,543
BlueScope Steel Ltd.	12,841	130,197
Boral Ltd.	26,518	141,660
Brambles Ltd.	33,904	253,557
Breville Group Ltd.	1,273	10,215
Brickworks Ltd.	1,219	12,904
BT Investment Management Ltd.	2,692	23,510
BWP Trust	28,356	64,897
Cabcharge Australia Ltd.	1,643	3,197
Caltex Australia Ltd.	5,610	136,144
carsales.com Ltd.	3,160	27,971
Catapult Group International Ltd. (a) (b)	1,089	1,953

	Number of Shares	Value
Cedar Woods Properties Ltd.	890	$3,563
Centuria Industrial REIT	2,590	4,925
Challenger Ltd.	12,086	123,924
Charter Hall Group	7,284	30,772
Charter Hall Long Wale REIT (b)	2,934	9,313
Charter Hall Retail REIT	20,875	65,256
CIMIC Group Ltd.	2,072	61,794
Cleanaway Waste Management Ltd.	22,678	23,937
Coca-Cola Amatil Ltd.	12,066	85,520
Cochlear Ltd.	1,212	144,921
Commonwealth Bank of Australia	37,540	2,389,432
Computershare Ltd.	10,219	110,913
Corporate Travel Management Ltd.	1,032	18,196
Costa Group Holdings Ltd.	3,500	13,071
Credit Corp. Group Ltd. (b)	573	7,791
Cromwell Property Group (b)	90,400	65,991
Crown Resorts Ltd.	9,493	89,601
CSL Ltd.	9,953	1,057,574
CSR Ltd.	7,258	23,598
Dexus	68,559	499,142
Domino’s Pizza Enterprises Ltd. (b)	1,409	56,403
Donaco International Ltd.	4,299	1,917
Downer EDI Ltd.	8,826	43,440
DuluxGroup Ltd.	6,094	32,483
Eclipx Group Ltd.	3,072	8,418
Energy World Corp. Ltd. (a) (b)	6,066	1,772
Estia Health Ltd. (b)	3,448	8,083
Evolution Mining Ltd.	17,202	31,963
Fairfax Media Ltd.	33,080	27,944
FlexiGroup Ltd	3,856	5,401
Flight Centre Travel Group Ltd. (b)	1,477	43,512
Folkestone Education Trust	2,789	5,980
Fortescue Metals Group Ltd.	32,543	130,343
Freedom Foods Group Ltd.	1,459	5,381
G8 Education Ltd.	5,711	15,846
Galaxy Resources Ltd. (a) (b)	5,396	6,886
Gateway Lifestyle	3,935	5,898
GDI Property Group	6,828	5,381
Genworth Mortgage Insurance Australia Ltd.	3,454	7,791
Goodman Group	117,909	712,561
The GPT Group	119,727	440,392
GrainCorp Ltd.	3,616	26,301
Greencross Ltd. (b)	1,195	5,568
Growthpoint Properties Australia Ltd. (b)	3,455	8,338
GUD Holdings Ltd.	1,184	11,781
GWA Group Ltd.	2,706	6,565
Hansen Technologies Ltd.	1,828	5,676
Harvey Norman Holdings Ltd. (b)	14,779	43,365
Healthscope Ltd.	37,207	63,284
HT&E Ltd.	3,234	6,555

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IDP Education Ltd.	1,685	$6,588
Iluka Resources Ltd.	6,173	41,135
Incitec Pivot Ltd.	37,141	97,638
Independence Group NL	8,076	19,539
Infigen Energy (a)	15,762	8,839
Inghams Group Ltd. (b)	3,250	8,424
Insurance Australia Group Ltd.	51,074	265,875
Investa Office Fund	33,157	111,915
InvoCare Ltd.	1,796	20,351
IOOF Holdings Ltd. (b)	3,930	29,579
IPH Ltd. (b)	1,302	4,799
IRESS Ltd. (b)	2,155	21,003
Japara Healthcare Ltd. (b)	3,421	5,529
JB Hi-Fi Ltd. (b)	1,676	30,124
Karoon Gas Australia Ltd. (a)	3,227	3,181
LendLease Group	11,820	151,269
Link Administration Holdings Ltd. (b)	5,100	30,941
Liquefied Natural Gas Ltd. (a) (b)	6,575	2,805
Macquarie Atlas Roads Group	7,450	32,124
Macquarie Group Ltd.	7,086	482,025
Magellan Financial Group Ltd.	1,807	40,023
Mantra Group Ltd. (b)	3,990	9,368
Mayne Pharma Group Ltd. (a) (b)	22,063	18,382
McMillan Shakespeare Ltd.	971	9,996
Medibank Pvt. Ltd.	58,434	125,677
Mesoblast Ltd. (a) (b)	3,537	5,617
Metcash Ltd. (a) (b)	13,955	25,778
Michael Hill International Ltd. (b)	3,081	2,623
Mineral Resources Ltd.	2,129	17,710
Mirvac Group	245,961	403,573
Monadelphous Group Ltd. (b)	1,272	13,659
Myer Holdings Ltd. (b)	9,968	6,400
MYOB Group Ltd.	4,670	12,306
Nanosonics Ltd. (a)	3,160	6,163
National Australia Bank Ltd.	57,936	1,317,688
Navitas Ltd.	3,155	11,782
New South Resources Ltd. (a) (b)	8,526	9,890
Newcrest Mining Ltd.	16,570	257,244
NEXTDC Ltd. (a)	3,990	13,830
Nine Entertainment Co. Holdings Ltd. (b)	11,647	12,340
Northern Star Resources Ltd.	9,194	33,693
Nufarm Ltd.	2,604	19,263
OFX Group Ltd.	3,237	4,008
oOh!media Ltd.	2,555	8,091
Orica Ltd.	7,881	125,112
Origin Energy Ltd. (a)	39,352	207,181
Orocobre Ltd. (a)	2,558	6,839
Orora Ltd.	17,700	38,980
OZ Minerals Ltd.	4,651	26,491
Pact Group Holdings Ltd.	2,976	13,689
Perpetual Ltd.	700	30,027
Pilbara Minerals Ltd. (a) (b)	13,979	4,112

	Number of Shares	Value
Platinum Asset Management Ltd. (b)	3,476	$12,370
Premier Investments Ltd.	1,567	15,282
Primary Health Care Ltd.	6,801	19,012
Programmed Maintenance Services Ltd.	3,448	4,943
Qantas Airways Ltd.	9,573	42,141
QBE Insurance Group Ltd.	30,308	275,126
Qube Holdings Ltd. (b)	13,697	27,688
Quintis Ltd. (b) (c)	4,682	1,062
Ramsay Health Care Ltd.	3,099	175,466
RCG Corp. Ltd. (b)	4,085	2,704
REA Group Ltd.	1,040	53,153
Regis Healthcare Ltd. (b)	1,825	5,510
Regis Resources Ltd.	7,346	21,384
Reliance Worldwide Corp. Ltd. (b)	6,004	15,402
Resolute Mining Ltd.	10,670	9,810
Retail Food Group Ltd. (b)	2,219	8,016
Rio Tinto Ltd.	9,095	441,711
Sandfire Resources NL	2,072	8,988
Santos Ltd. (a)	41,641	96,851
Saracen Mineral Holdings Ltd. (a)	10,273	9,273
Scentre Group	344,076	1,070,006
SEEK Ltd.	7,088	92,090
Select Harvests Ltd. (b)	1,006	3,803
Seven Group Holdings Ltd. (b)	1,133	9,508
Seven West Media Ltd.	12,381	6,816
SG Fleet Group Ltd.	1,571	4,597
Shopping Centres Australasia Property Group	45,225	76,073
Sigma Healthcare Ltd.	17,693	12,158
Sims Metal Management Ltd.	2,398	27,929
Sirtex Medical Ltd.	1,031	12,867
SmartGroup Corp. Ltd.	1,362	7,506
Sonic Healthcare Ltd.	8,448	157,268
South32 Ltd.	119,054	244,775
Southern Cross Media Group Ltd.	11,970	11,442
Spark Infrastructure Group	26,041	52,400
SpeedCast International Ltd.	3,147	9,235
Spotless Group Holdings Ltd.	15,809	13,994
St Barbara Ltd. (a)	7,192	16,142
The Star Entertainment Grp Ltd.	12,036	46,790
Steadfast Group Ltd.	10,871	22,206
Stockland (b)	160,712	540,701
Suncorp Group Ltd.	27,838	316,721
Super Retail Group Ltd.	2,343	14,767
Sydney Airport	23,506	128,043
Syrah Resources Ltd. (a) (b)	3,222	6,848
Tabcorp Holdings Ltd.	19,320	64,894
Tassal Group Ltd.	2,932	8,596
Tatts Group Ltd.	26,589	85,546
Technology One Ltd. (b)	3,987	17,639
Telstra Corp. Ltd.	89,790	297,320
Tox Free Solutions Ltd.	2,174	4,009

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TPG Telecom Ltd. (b)	8,991	$39,447
Transurban Group	43,893	399,500
Treasury Wine Estates Ltd.	15,617	157,831
Tronox Ltd. Class A	2,093	31,646
Vicinity Centres	219,943	434,242
Village Roadshow Ltd. (b)	1,203	3,740
Virtus Health Ltd.	1,115	4,612
Vita Group Ltd.	1,974	1,688
Viva Energy REIT	6,996	12,206
Vocus Group Ltd. (b)	8,879	23,067
Webjet Ltd.	1,324	12,568
Wesfarmers Ltd.	24,702	762,349
Western Areas Ltd. (a) (b)	3,338	5,414
Westfield Corp.	127,814	788,324
Westgold Resources Ltd. (a)	2,464	3,491
Westpac Banking Corp.	72,923	1,701,992
Whitehaven Coal Ltd. (a)	8,256	18,198
WiseTech Global Ltd.	1,522	8,092
Woodside Petroleum Ltd.	16,302	373,705
Woolworths Ltd.	27,971	549,617
WorleyParsons Ltd. (a)	2,985	25,703
WPP AUNZ Ltd. (b)	4,721	4,536

		26,440,443

Austria — 0.1%
ams AG	826	53,587
ANDRITZ AG	1,615	97,403
Austria Technologie & Systemtechnik AG (b)	368	4,138
BUWOG AG	6,299	181,057
CA Immobilien Anlagen AG	4,178	101,908
DO & Co. AG	87	6,148
Erste Group Bank AG	6,597	253,049
EVN AG	615	9,196
FACC AG (a)	345	3,242
IMMOFINANZ AG (b)	12,777	29,231
Kapsch TrafficCom AG	75	4,010
Lenzing AG	199	35,693
Oesterreichische Post AG	495	21,515
OMV AG	3,216	167,188
Porr Ag	210	6,637
Raiffeisen Bank International AG (a)	3,195	80,860
RHI AG	351	13,020
S IMMO AG	679	9,851
S&T AG	477	7,184
Schoeller-Bleckmann Oilfield Equipment AG (a) (b)	153	10,031
Semperit AG Holding	156	4,553
Telekom Austria AG	2,625	20,663
UNIQA Insurance Group AG	1,820	16,974
Vienna Insurance Group AG Wiener Versicherung Gruppe	586	16,531
voestalpine AG	2,504	116,843

	Number of Shares	Value
Wienerberger AG	1,796	$40,822
Zumtobel AG	386	7,165

		1,318,499

Bahamas — 0.0%
Nymox Pharmaceutical Corp. (a) (b)	1,316	5,790

Belgium — 0.4%
Ablynx NV (a)	799	10,298
Ackermans & van Haaren NV	353	58,959
Aedifica SA	1,034	90,191
Ageas	4,133	166,518
AGFA-Gevaert NV (a)	2,401	11,679
Anheuser-Busch InBev SA/NV	16,606	1,837,539
Barco NV	143	14,690
Befimmo SA	1,193	70,935
Bekaert SA	570	29,018
Biocartis NV (a) (b) (d)	393	4,589
bpost SA	1,463	35,352
Cie d’Entreprises CFE	111	15,739
Cofinimmo SA	1,238	152,249
Colruyt SA	1,212	63,864
D’ieteren SA/NA	410	19,174
Econocom Group SA	2,078	17,381
Elia System Operator SA	441	24,965
Euronav SA	1,747	13,816
EVS Broadcast Equipment SA	178	7,156
Exmar NV (b)	431	2,069
Fagron (a)	631	7,762
Galapagos NV (a)	657	50,420
Gimv NV	279	16,898
Greenyard Foods	233	5,520
Groupe Bruxelles Lambert SA	1,699	163,751
Intervest Offices & Warehouses NV	922	23,593
Ion Beam Applications	313	17,258
KBC Ancora	519	25,394
KBC Group NV	5,451	413,792
Kinepolis Group NV	212	11,764
Leasinvest Real Estate SCA	89	10,445
Melexis NV	298	24,458
Nyrstar NV (a) (b)	973	5,943
Ontex Group NV	1,226	43,564
Orange Belgium SA	444	10,395
Proximus SADP	3,218	112,576
Retail Estates NV	250	22,780
Sioen Industries NV	134	4,332
Sofina SA	239	34,329
Solvay SA	1,619	217,381
Telenet Group Holding NV (a)	1,043	65,714
Tessenderlo Group (a)	424	18,236
UCB SA	2,725	187,519
Umicore SA	2,026	141,155
Van de Velde NV	89	4,763
Warehouses De Pauw CVA	1,026	107,831

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Wereldhave Belgium NV	83	$9,479

		4,403,233

Bermuda — 0.7%
Aircastle Ltd.	1,523	33,125
Alibaba Health Information Technology Ltd. (a)	44,000	20,966
Alibaba Pictures Group Ltd. (a)	150,000	24,977
Alpha & Omega Semiconductor Ltd. (a)	713	11,886
Arch Capital Group Ltd. (a)	3,636	339,202
Argo Group International Holdings Ltd.	871	52,783
Aspen Insurance Holdings Ltd.	1,940	96,709
Assured Guaranty Ltd.	3,813	159,155
Athene Holding Ltd. Class A (a)	1,400	69,454
Axalta Coating Systems Ltd. (a)	6,750	216,270
Axis Capital Holdings Ltd.	2,644	170,961
Axovant Sciences Ltd. (a)	929	21,544
The Bank of NT Butterfield & Son Ltd.	1,685	57,459
Beijing Enterprises Water Group Ltd.	58,000	45,032
Beijing Gas Blue Sky Holdings Ltd. (a)	88,000	5,974
Belmond Ltd. Class A (a)	2,698	35,883
Blue Capital Reinsurance Holdings Ltd.	276	5,051
Brightoil Petroleum Holdings Ltd. (a)	52,000	14,082
Brilliance China Automotive Holdings Ltd.	40,000	72,858
Bunge Ltd.	4,477	333,984
BW LPG Ltd. (d)	1,225	4,264
BW Offshore Ltd. (a) (b)	1,296	3,258
Cafe de Coral Holdings Ltd.	6,000	19,443
Central European Media Enterprises Ltd. Class A (a)	2,918	11,672
China Financial International Investments Ltd. (a)	50,000	1,889
China Gas Holdings Ltd.	24,000	48,451
China Resources Gas Group Ltd.	12,000	41,059
China Trustful Group Ltd. (a)	8,000	3,299
Chow Sang Sang Holdings International Ltd.	4,000	9,339
CK Infrastructure Holdings Ltd.	14,000	117,544
CMBC Capital Holdings Ltd.	150,000	7,879
COSCO SHIPPING Ports Ltd.	22,000	25,860
Credicorp Ltd.	834	149,611
CSI Properties Ltd.	100,000	4,806
Digital Domain Holdings Ltd. (a)	160,000	6,459
Dingyi Group Investment Ltd. (a)	20,000	3,177
Emperor Capital Group Ltd.	42,000	3,766
Emperor Entertainment Hotel Ltd.	10,000	2,408
Emperor International Holdings Ltd.	18,000	5,926

	Number of Shares	Value
Enerchina Holdings Ltd. (a)	112,500	$2,509
Enstar Group Ltd. (a)	345	68,534
Esprit Holdings Ltd. (a)	27,400	14,600
Essent Group Ltd. (a)	2,454	91,142
Everest Re Group Ltd.	1,291	328,676
Fairwood Holdings Ltd.	1,000	4,208
FDG Kinetic Ltd. (a)	26,000	4,673
First Pacific Co. Ltd.	52,000	38,364
Frontline Ltd. (b)	987	5,568
Frontline Ltd. (b)	2,721	15,591
G-Resources Group Ltd. (a)	336,000	4,821
GasLog Ltd.	1,281	19,535
GCL New Energy Holdings Ltd. (a)	90,000	4,374
Genpact Ltd.	4,287	119,307
Giordano International Ltd.	16,000	9,141
Global Brands Group Holding Ltd. (a)	76,000	7,982
Global Sources Ltd. (a)	324	6,480
Golar LNG Ltd. (b)	2,929	65,170
Golden Ocean Group Ltd. (a) (b)	1,245	8,269
GOME Electrical Appliances Holdings Ltd.	165,000	20,294
Good Resources Holdings Ltd. (a)	40,000	1,770
Great Eagle Holdings Ltd.	3,053	15,525
Haier Electronics Group Co. Ltd.	17,000	44,225
Haitong International Securities Group Ltd.	31,000	18,312
Helen of Troy Ltd. (a)	861	81,020
Hiscox Ltd.	4,301	71,005
Hoegh LNG Holdings Ltd.	685	6,831
Hongkong Land Holdings Ltd.	77,000	566,744
Hsin Chong Group Holdings Ltd. (a) (c)	40,000	1,793
Huarong International Financial Holdings Ltd. (a)	12,900	4,655
IHS Markit Ltd. (a)	12,438	547,770
Invesco Ltd.	12,777	449,623
James River Group Holdings Ltd.	566	22,487
Jardine Matheson Holdings Ltd.	4,700	301,831
Jardine Strategic Holdings Ltd.	4,900	204,447
Johnson Electric Holdings Ltd.	5,000	17,391
Kerry Logistics Network Ltd.	8,500	12,565
Kerry Properties Ltd.	14,500	49,220
Kosmos Energy Ltd. (a) (b)	6,430	41,216
Kunlun Energy Co. Ltd	44,000	37,359
Lancashire Holdings Ltd.	2,737	24,850
Landing International Development Ltd. (a)	930,000	9,158
Lazard Ltd. Class A	3,813	176,656
Li & Fung Ltd.	132,000	48,088
Luk Fook Holdings International Ltd.	5,000	17,100
Maiden Holdings Ltd.	2,226	24,709
Man Wah Holdings Ltd.	23,200	20,837
Marvell Technology Group Ltd.	12,952	213,967
Mei Ah Entertainment Group Ltd. (a)	40,000	1,936

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Nabors Industries Ltd.	8,789	$71,542
NewOcean Energy Holdings Ltd. (a)	14,000	4,288
Nine Dragons Paper Holdings Ltd.	23,000	30,653
Noble Group Ltd. (a) (b)	15,380	5,216
Nordic American Tankers Ltd. (b)	3,174	20,123
Norwegian Cruise Line Holdings Ltd. (a)	5,121	278,019
NWS Holdings Ltd.	29,945	58,915
OneBeacon Insurance Group Ltd. Class A	743	13,545
Orient Overseas International Ltd. (a)	3,500	25,126
Pacific Basin Shipping Ltd. (a)	64,000	14,188
Petra Diamonds Ltd. (a)	8,810	12,534
Realord Group Holdings Ltd. (a)	6,000	3,361
RenaissanceRe Holdings Ltd.	1,290	179,375
Seadrill Ltd. (a) (b)	5,807	2,143
Shangri-La Asia Ltd.	30,000	50,953
Ship Finance International Ltd. (b)	1,945	26,452
Signet Jewelers Ltd. (b)	2,155	136,282
Sihuan Pharmaceutical Holdings Group Ltd.	50,000	20,950
Silverlake Axis Ltd.	13,000	5,524
SmarTone Telecommunications Holdings Ltd.	5,500	7,200
Stolt-Nielsen Ltd.	365	5,143
Summit Ascent Holdings Ltd. (a)	14,000	3,085
Tai United Holdings Ltd. (a)	20,000	3,334
Textainer Group Holdings Ltd.	919	13,326
Texwinca Holdings Ltd.	10,000	6,071
Third Point Reinsurance Ltd. (a)	2,488	34,583
Town Health International Medical Group Ltd.	62,000	5,400
Travelport Worldwide Ltd.	3,757	51,696
Triton International Ltd.	1,296	43,338
Validus Holdings Ltd.	2,421	125,819
VTech Holdings Ltd.	2,500	39,611
White Mountains Insurance Group Ltd.	136	118,134
XL Group Ltd.	8,107	355,087
Yue Yuen Industrial Holdings Ltd.	16,000	66,400

		7,967,209

Brazil — 0.2%
Ambev SA	61,477	339,776
Banco Bradesco SA	12,540	104,472
Banco do Brasil SA	11,800	95,457
Banco Santander Brasil SA	5,500	41,504
BB Seguridade Participacoes SA	9,500	82,156
BM&FBovespa SA-Bolsa de Valores Mercadorias e Futuros	26,421	157,510
BR Malls Participacoes SA	11,055	39,877
BRF SA	5,950	70,404
CCR SA	14,800	75,499

	Number of Shares	Value
Centrais Eletricas Brasileiras SA (a)	2,682	$10,079
Cia de Saneamento Basico do Estado de Sao Paulo	4,500	43,005
Cia Siderurgica Nacional SA (a)	8,000	17,338
Cielo SA	16,320	121,184
Cosan SA Industria e Comercio	1,700	17,745
CPFL Energia SA	2,800	22,406
Duratex SA	5,300	13,070
EDP — Energias do Brasil SA	4,300	18,418
Empresa SA	8,800	40,190
Engie Brasil Energia SA	2,300	23,549
Equatorial Energia SA	2,600	42,521
Fibria Celulose SA	3,200	32,658
Hypermarcas SA	4,600	38,601
JBS SA	9,200	18,134
Klabin SA	7,300	35,763
Kroton Educacional SA	17,100	76,754
Localiza Rent a Car SA	2,205	30,051
Lojas Americanas SA	2,600	9,535
Lojas Renner SA	9,460	78,184
M Dias Branco SA	1,500	22,322
Multiplan Empreendimentos Imobiliarios SA	1,148	22,635
Natura Cosmeticos SA	2,300	17,842
Odontoprev SA	4,100	14,418
Petroleo Brasileiro SA (a)	38,130	151,926
Porto Seguro SA	1,500	13,859
Qualicorp SA	3,200	27,722
Raia Drogasil SA	3,100	65,604
Rumo SA (a)	10,400	27,154
Sul America SA	2,698	14,414
TIM Participacoes SA	10,800	31,915
Transmissora Alianca de Energia Eletrica SA	2,400	15,967
Ultrapar Participacoes SA	4,800	112,317
Vale SA	16,400	143,560
WEG SA	7,400	39,536

		2,417,031

British Virgin Islands — 0.0%
AquaVenture Holdings Ltd. (a) (b)	237	3,610
Biohaven Pharmaceutical Holding Co. Ltd. (a)	308	7,700

		11,310

Canada — 3.1%
Advantage Oil & Gas Ltd. (a)	2,700	18,260
Aecon Group, Inc.	800	9,957
Ag Growth International, Inc.	300	13,353
AGF Management Ltd.	1,200	6,237
Agnico Eagle Mines Ltd.	5,034	227,011
Agrium, Inc.	2,957	267,995
AGT Food & Ingredients, Inc.	300	5,386
Aimia, Inc.	2,600	3,469

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Air Canada (a)	1,000	$13,402
Alacer Gold Corp. (a)	3,600	5,774
Alamos Gold, Inc. Class A	4,245	30,116
Alaris Royalty Corp.	500	8,880
Algonquin Power & Utilities Corp. (b)	5,500	57,892
Alimentation Couche-Tard, Inc. Class B	9,070	434,756
Allied Properties Real Estate Investment Trust	4,382	131,514
AltaGas Ltd.	3,413	78,114
Altius Minerals Corp.	600	4,992
Altus Group Ltd.	600	12,969
Amaya, Inc. (a)	1,800	32,175
ARC Resources Ltd. (b)	7,400	96,780
Aritzia, Inc. (a)	800	9,266
Artis Real Estate Investment Trust	7,926	80,067
Asanko Gold, Inc. (a)	3,500	5,371
Atco Ltd. Class I	1,500	58,656
Athabasca Oil Corp. (a)	5,700	4,439
Atlantic Power Corp. (a)	1,700	4,025
Atlantic Power Corp. (a)	2,551	6,122
ATS Automation Tooling Systems, Inc. (a)	1,100	11,273
AutoCanada, Inc.	400	5,885
Avigilon Corp. (a)	500	5,548
B2Gold Corp. (a)	15,000	42,219
Badger Daylighting Ltd.	600	12,316
Bank of Montreal	14,126	1,037,228
The Bank of Nova Scotia (b)	26,331	1,583,962
Barrick Gold Corp.	25,065	398,744
Baytex Energy Corp. (a)	3,800	9,230
BCE, Inc.	3,257	146,675
Birchcliff Energy Ltd.	3,600	16,962
Bird Construction, Inc.	600	3,942
BlackBerry Ltd. (a)	10,718	107,114
Boardwalk Real Estate Investment Trust	2,009	73,664
Bombardier, Inc. Class B (a)	46,100	83,896
Bonavista Energy Corp. (b)	4,000	8,359
Bonterra Energy Corp.	400	5,163
Boralex, Inc.	1,000	16,934
Brookfield Asset Management, Inc. Class A	19,429	762,447
Brookfield Canada Office Properties	200	5,011
BRP, Inc.	500	14,648
CAE, Inc.	5,848	100,834
Callidus Capital Corp. (b)	200	2,187
Cameco Corp. (b)	8,662	78,885
Canaccord Genuity Group, Inc.	1,400	5,754
Canacol Energy Ltd. (a)	1,800	5,955
Canadian Apartment Properties REIT	6,965	180,302
Canadian Imperial Bank of Commerce	9,367	761,249
Canadian National Railway Co.	16,562	1,343,811

	Number of Shares	Value
Canadian Natural Resources Ltd.	24,064	$694,382
Canadian Pacific Railway Ltd.	3,257	524,038
Canadian Real Estate Investment Trust	3,766	133,210
Canadian Tire Corp. Ltd.	1,478	168,178
Canadian Utilities Ltd.	2,724	87,530
Canadian Western Bank (b)	1,400	29,559
Canfor Corp. (a)	1,200	18,128
Canfor Pulp Products, Inc.	500	4,843
Canopy Growth Corp. (a) (b)	2,272	13,963
Capital Power Corp.	1,500	28,131
Cara Operations Ltd.	400	7,267
Cardinal Energy Ltd. (b)	1,000	3,717
Cascades, Inc.	900	12,277
CCL Industries, Inc. Class B	2,945	148,999
Celestica, Inc. (a)	1,800	24,457
Cenovus Energy, Inc.	21,635	159,493
Centerra Gold, Inc.	3,500	19,109
CES Energy Solutions Corp. (b)	4,000	17,828
CGI Group, Inc. (a)	4,735	241,935
Chartwell Retirement Residences	8,590	102,606
China Gold International Resources Corp. Ltd. (a)	3,500	5,344
Choice Properties Real Estate Investment Trust	600	6,403
Chorus Aviation, Inc.	600	3,521
CI Financial Corp. (b)	5,992	127,713
Cineplex, Inc.	1,000	40,762
Clearwater Seafoods, Inc.	400	3,523
Cogeco Communications, Inc.	300	18,324
Cogeco, Inc.	100	5,205
Colliers International Group, Inc.	600	33,914
Cominar Real Estate Investment Trust	9,784	95,893
Computer Modelling Group Ltd.	1,100	8,635
Constellation Software, Inc.	489	255,816
Corby Spirit and Wine Ltd.	200	3,271
Corus Entertainment, Inc.	1,900	19,970
Cott Corp.	2,000	28,886
Crescent Point Energy Corp. (b)	11,972	91,581
Crew Energy, Inc. (a)	2,500	7,731
CRH Medical Corp. (a)	1,000	5,691
Crombie Real Estate Investment Trust	4,545	49,172
CT Real Estate Investment Trust	400	4,436
Denison Mines Corp. (a) (b)	7,000	3,023
The Descartes Systems Group, Inc. (a)	1,200	29,195
Detour Gold Corp. (a)	2,600	30,435
DIRTT Environmental Solutions (a)	1,200	6,339
Dollarama, Inc.	2,367	226,168
Dominion Diamond Corp.	1,200	15,102
Dorel Industries, Inc.	400	10,632
Dream Global Real Estate Investment Trust	6,942	58,457
Dream Industrial Real Estate Investment Trust	500	3,354

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Dream Office Real Estate Investment Trust	5,398	$81,378
DREAM Unlimited Corp. (a)	800	4,540
ECN Capital Corp.	5,546	17,107
Eldorado Gold Corp.	10,900	28,914
Element Fleet Management Corp.	8,116	55,700
Emera, Inc.	1,100	40,894
Empire Co. Ltd.	4,000	68,229
Enbridge Income Fund Holdings, Inc.	1,751	43,464
Enbridge, Inc.	35,972	1,432,999
EnCana Corp.	21,451	188,738
Endeavour Silver Corp. (a)	1,900	5,787
Enercare, Inc.	1,600	24,331
Enerflex Ltd.	1,400	20,318
Enerplus Corp.	3,400	27,582
Enghouse Systems Ltd.	300	12,157
Ensign Energy Services, Inc.	2,200	11,757
Entertainment One Ltd.	5,677	16,300
Equitable Group, Inc. (b)	200	9,173
Evertz Technologies Ltd.	400	5,490
Exchange Income Corp. (b)	100	2,549
Exco Technologies Ltd.	400	3,294
Extendicare, Inc.	1,200	9,577
Fairfax Financial Holdings Ltd.	489	211,924
Fiera Capital Corp.	800	8,482
Finning International, Inc.	3,500	68,607
First Capital Realty, Inc. (b)	10,339	157,541
First Majestic Silver Corp. (a) (b)	2,600	21,573
First National Financial Corp. (b)	200	4,187
First Quantum Minerals Ltd.	15,829	133,902
FirstService Corp.	500	32,083
Fortis, Inc.	8,571	301,254
Fortuna Silver Mines, Inc. (a)	2,400	11,752
Franco-Nevada Corp.	3,860	278,516
Freehold Royalties Ltd.	1,300	13,082
Genworth MI Canada, Inc. (b)	600	16,508
George Weston Ltd.	1,100	99,575
Gibson Energy, Inc.	2,200	28,433
Gildan Activewear, Inc.	5,224	160,531
Gluskin Sheff + Associates, Inc.	400	5,167
Goldcorp, Inc.	18,182	234,426
Granite Real Estate Investment Trust	2,418	95,635
Great Canadian Gaming Corp. (a)	800	14,732
Great-West Lifeco, Inc.	6,513	176,536
Guyana Goldfields, Inc. (a)	2,900	13,597
H&R Real Estate Investment Trust	16,314	277,016
High Liner Foods, Inc.	300	4,046
Home Capital Group, Inc. (b)	1,000	13,101
Hudbay Minerals, Inc.	3,800	21,977
Hudson’s Bay Co. (b)	1,000	8,922
Husky Energy, Inc. (a)	7,416	84,179
Hydro One Ltd. (d)	6,470	115,899
IAMGOLD Corp. (a)	6,500	33,533

	Number of Shares	Value
IGM Financial, Inc.	1,800	$55,827
IMAX Corp. (a)	1,752	38,544
Imperial Metals Corp. (a) (b)	800	2,943
Imperial Oil Ltd.	6,413	186,930
Industrial Alliance Insurance & Financial Services, Inc.	2,146	93,101
Innergex Renewable Energy, Inc.	1,400	15,395
Intact Financial Corp.	2,857	215,817
Inter Pipeline Ltd.	8,292	162,413
Interfor Corp. (a)	1,000	14,328
International Petroleum Corp. (a)	900	2,672
InterRent Real Estate Investment Trust	600	3,743
Intertape Polymer Group, Inc.	800	15,231
Ivanhoe Mines Ltd. (a)	9,300	29,905
The Jean Coutu Group PJC, Inc.	1,400	21,484
Just Energy Group, Inc.	1,400	7,341
Kelt Exploration Ltd. (a)	2,100	10,170
Keyera Corp. (b)	3,935	123,864
Killam Apartment Real Estate Investment Trust	4,401	43,236
Kinaxis, Inc. (a)	300	18,678
Kinross Gold Corp. (a)	28,712	116,681
Kirkland Lake Gold Ltd.	2,750	26,020
Klondex Mines Ltd. (a)	2,500	8,425
Klondex Mines Ltd. (a)	5,465	18,417
Knight Therapeutics, Inc. (a)	1,900	15,076
Labrador Iron Ore Royalty Corp.	1,000	12,122
Laurentian Bank of Canada	500	20,886
Linamar Corp.	1,200	59,149
Lions Gate Entertainment Corp.	1,654	46,676
Lions Gate Entertainment Corp. Class B (a)	3,144	82,624
Loblaw Cos. Ltd.	4,835	268,967
Lucara Diamond Corp.	4,100	8,726
Lundin Gold, Inc. (a)	1,300	5,514
Lundin Mining Corp.	9,600	54,559
MacDonald Dettwiler & Associates Ltd. (b)	600	31,221
MAG Silver Corp. (a)	1,200	15,666
Magellan Aerospace Corp.	200	3,122
Magna International, Inc.	7,970	369,184
Major Drilling Group International, Inc. (a)	1,200	7,856
Manulife Financial Corp.	43,082	807,621
Maple Leaf Foods, Inc.	1,400	35,345
Martinrea International, Inc.	1,200	9,800
Masonite International Corp. (a)	929	70,139
MDC Partners, Inc. Class A	1,553	15,375
Medical Facilities Corp.	400	4,516
MEG Energy Corp. (a) (b)	3,200	9,402
Methanex Corp.	2,100	92,709
Metro, Inc.	5,135	169,002
Morguard Real Estate Investment Trust	400	4,476

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Morneau Shepell, Inc.	900	$14,463
MTY Food Group, Inc.	200	7,150
Mullen Group Ltd.	1,400	17,273
National Bank of Canada	7,292	306,626
Nevsun Resources Ltd.	4,370	10,548
New Flyer Industries, Inc.	800	33,461
New Gold, Inc. (a)	9,140	29,038
NexGen Energy Ltd. (a)	4,300	9,516
Norbord, Inc.	600	18,678
The North West Co., Inc.	700	16,874
Northland Power, Inc.	1,700	30,282
Northview Apartment Real Estate Investment Trust	2,591	42,038
NorthWest Healthcare Properties Real Estate Investment Trust	500	4,118
Novagold Resources, Inc. (a)	3,900	17,684
Novanta, Inc. (a)	1,032	37,152
Novelion Therapeutics, Inc. (a)	498	4,597
NuVista Energy Ltd. (a)	2,500	12,627
Obsidian Energy Ltd. (a)	6,500	8,170
OceanaGold Corp.	8,900	26,835
Onex Corp.	1,767	141,450
Open Text Corp.	5,534	174,666
Osisko Gold Royalties Ltd.	1,500	18,334
Osisko Mining, Inc. (a) (b)	2,400	7,588
Painted Pony Energy Ltd. (a)	2,012	7,339
Pan American Silver Corp.	2,200	37,000
Paramount Resources Ltd. (a)	900	13,249
Parex Resources, Inc. (a)	2,200	25,023
Parkland Fuel Corp.	1,809	41,445
Pason Systems, Inc.	1,200	17,896
Pembina Pipeline Corp.	8,527	282,414
Pengrowth Energy Corp. (a) (b)	6,400	5,034
Peyto Exploration & Development Corp. (b)	3,424	62,101
Potash Corp. of Saskatchewan, Inc.	18,040	294,221
Power Corp. of Canada	7,770	177,234
Power Financial Corp.	5,202	133,460
PrairieSky Royalty Ltd.	4,392	100,012
Precision Drilling Corp. (a)	4,800	16,397
Premier Gold Mines Ltd. (a)	2,300	5,197
Premium Brands Holdings Corp.	400	28,698
Pretium Resources, Inc. (a)	2,400	23,060
ProMetic Life Sciences, Inc. (a) (b)	9,700	12,566
Pure Industrial Real Estate Trust	14,423	76,519
Quebecor, Inc.	1,200	39,716
Raging River Exploration, Inc. (a)	3,100	19,339
Restaurant Brands International, Inc.	4,824	301,835
Richmont Mines, Inc. (a)	800	6,231
RioCan Real Estate Investment Trust	18,334	340,299
Ritchie Bros Auctioneers, Inc.	1,600	45,972
Rogers Communications, Inc. Class B	7,792	368,029
Rogers Sugar, Inc. (b)	1,200	5,867

	Number of Shares	Value
Royal Bank of Canada	32,145	$2,334,032
Russel Metals, Inc.	1,000	20,019
Sandstorm Gold Ltd. (a)	2,700	10,431
Sandvine Corp.	2,000	6,616
Saputo, Inc.	4,724	150,266
Seabridge Gold, Inc. (a) (b)	500	5,379
Secure Energy Services, Inc.	2,600	17,744
SEMAFO, Inc. (a)	5,300	12,220
Seven Generations Energy Ltd. (a)	5,302	90,806
Shaw Communications, Inc.	9,290	202,664
ShawCor Ltd.	1,100	22,461
Shopify, Inc. Class A (a)	1,700	147,609
Sienna Senior Living, Inc. (b)	700	9,700
Sierra Wireless, Inc. (a)	500	14,042
Silver Standard Resources, Inc. (a)	1,900	18,446
Silvercorp Metals, Inc. (b)	2,500	8,000
Sleep Country Canada Holdings, Inc. (d)	500	15,866
Smart Real Estate Investment Trust	6,838	169,368
SNC-Lavalin Group, Inc.	3,146	136,024
Spartan Energy Corp. (a)	2,367	11,224
Spin Master Corp. (a) (d)	300	8,953
Sprott, Inc.	2,300	4,044
Stantec, Inc. (b)	1,700	42,801
Stella-Jones, Inc.	700	23,891
Stornoway Diamond Corp. (a) (b)	5,800	3,444
Student Transportation, Inc.	1,208	7,322
Sun Life Financial, Inc.	13,205	472,073
Suncor Energy, Inc.	36,291	1,060,353
Superior Plus Corp. (b)	2,300	20,254
Surge Energy, Inc. (b)	3,100	4,996
Tahoe Resources, Inc.	9,677	83,416
Tahoe Resources, Inc.	4,621	39,839
Tamarack Valley Energy Ltd. (a)	2,000	3,439
Teck Resources Ltd.	12,716	220,432
Telus Corp.	4,024	138,922
Tesco Corp. (a)	1,159	5,158
TFI International, Inc.	1,300	28,039
Thomson Reuters Corp.	6,392	295,941
Timbercreek Financial Corp.	1,000	7,225
TMAC Resources, Inc. (a)	500	5,598
TMX Group Ltd.	600	32,647
TORC Oil & Gas Ltd. (b)	2,318	9,063
Torex Gold Resources, Inc. (a)	1,100	20,977
Toromont Industries Ltd.	1,200	44,176
The Toronto-Dominion Bank	40,526	2,042,238
Total Energy Services, Inc.	827	8,482
Tourmaline Oil Corp. (a)	5,124	110,161
TransAlta Corp.	4,600	29,406
TransAlta Renewables, Inc.	1,500	18,114
TransCanada Corp. (b)	18,738	893,263
Transcontinental, Inc. (b)	900	17,836
Trican Well Service Ltd. (a)	4,510	12,624

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tricon Capital Group, Inc.	2,000	$17,921
Trilogy Energy Corp. (a)	900	3,380
Trinidad Drilling Ltd. (a)	4,800	7,218
Turquoise Hill Resources Ltd. (a)	20,700	55,070
Ultra Petroleum Corp. (a)	6,079	65,957
Uni-Select, Inc.	600	14,491
Uranium Participation Corp. (a)	1,800	5,413
Valeant Pharmaceuticals International, Inc. (a)	7,102	123,442
Valener, Inc.	600	10,327
VBI Vaccines, Inc. (a) (b)	1,182	5,142
Veresen, Inc.	7,300	103,240
Vermilion Energy, Inc.	2,435	77,249
Wajax Corp.	300	5,238
West Fraser Timber Co. Ltd.	1,600	75,731
Western Forest Products, Inc.	5,500	9,924
WestJet Airlines Ltd.	400	7,141
Westshore Terminals Investment Corp.	900	14,581
Wheaton Precious Metals Corp.	9,669	192,068
Whitecap Resources, Inc. (b)	5,500	39,274
Winpak Ltd.	500	22,448
WPT Industrial Real Estate Investment Trust	300	3,906
WSP Global, Inc.	1,300	53,943
XBiotech, Inc. (a) (b)	590	2,773
Yamana Gold, Inc.	19,845	47,899

		33,860,354

Cayman Islands — 1.1%
3SBio, Inc. (a) (d)	13,500	17,914
58.com, Inc. ADR (a)	1,100	48,521
AAC Technologies Holdings, Inc.	10,000	124,530
Alibaba Group Holding Ltd. Sponsored ADR (a)	14,854	2,092,929
Ambarella, Inc. (a)	1,038	50,395
ANTA Sports Products Ltd.	15,000	49,569
ASM Pacific Technology Ltd.	6,000	81,000
Atlas Financial Holdings, Inc. (a)	415	6,183
Autohome, Inc. (a)	700	31,752
Baidu, Inc. Sponsored ADR (a)	3,552	635,311
Belle International Holdings Ltd.	84,000	66,283
Bright Smart Securities & Commodities Group Ltd.	6,000	1,760
Chailease Holding Co. Ltd.	11,000	30,671
Cheung Kong Property Holdings Ltd.	180,500	1,413,873
China Conch Venture Holdings Ltd.	23,000	42,128
China Evergrande Group (a)	52,000	93,407
China Goldjoy Group Ltd.	116,000	7,588
China Huishan Dairy Holdings Co. Ltd. (c)	44,000	2,367
China LNG Group Ltd.	280,000	5,202
China Medical System Holdings Ltd.	16,000	27,667

	Number of Shares	Value
China Mengniu Dairy Co. Ltd.	34,000	$66,686
China Resources Land Ltd.	38,000	110,766
China State Construction International Holdings Ltd.	24,000	41,081
CK Hutchison Holdings Ltd.	59,000	740,765
CK Life Sciences Int’l Holdings, Inc.	42,000	3,539
Consolidated Water Co. Ltd.	564	6,994
Convoy Global Holdings Ltd. (a)	42,000	613
Country Garden Holdings Co. Ltd.	68,000	78,859
Ctrip.com International Ltd. ADR (a)	4,900	263,914
Endeavour Mining Corp. (a)	1,100	18,984
ENN Energy Holdings Ltd.	10,000	60,481
Fabrinet (a)	1,128	48,120
Far East Consortium International Ltd.	15,161	8,467
Freeman FinTech Corp. Ltd. (a)	100,000	6,660
Fresh Del Monte Produce, Inc.	1,051	53,506
Fullshare Holdings Ltd.	90,500	36,213
Future World Financial Holdings Ltd. (a)	64,000	1,066
GCL-Poly Energy Holdings Ltd. (a)	168,000	18,294
Geely Automobile Holdings Ltd.	65,000	140,268
Global Indemnity Ltd. (a)	195	7,560
Goodbaby International Holdings Ltd.	11,000	4,553
Greenlight Capital Re Ltd. Class A (a)	930	19,437
Haitian International Holdings Ltd.	8,000	22,442
Hengan International Group Co. Ltd.	10,000	73,779
Herbalife Ltd. (a)	2,178	155,357
HKBN Ltd.	13,500	13,539
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	7,044
Ichor Holdings Ltd. (a)	262	5,282
JD.com, Inc. ADR (a)	8,654	339,410
Kingsoft Corp. Ltd.	10,000	26,013
Longfor Properties Co. Ltd.	16,500	35,475
Macau Legend Development Ltd. (a)	26,000	4,739
Madison Wine Holdings Ltd. (a)	16,000	5,076
Major Holdings Ltd. (a) (d)	8,000	174
Melco Resorts & Entertainment Ltd. ADR	5,360	120,332
MGM China Holdings Ltd.	22,800	50,709
Microport Scientific Corp.	5,000	3,993
Minth Group Ltd.	8,000	33,928
Modern Dental Group Ltd.	6,000	2,383
Momo, Inc. (a)	1,200	44,352
Neo Telemedia Ltd.	68,000	2,613
NetEase.com, Inc. ADR	1,073	322,576
New Oriental Education & Technology Group, Inc. Sponsored ADR (a)	1,800	126,882
Nord Anglia Education, Inc. (a)	500	16,285
Pacific Textiles Holdings Ltd.	14,000	16,158
Phoenix Group Holdings	5,693	57,418
Regina Miracle International Holdings Ltd. (d)	5,000	4,335

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SA SA International Holdings Ltd.	16,000	$6,314
Sands China Ltd.	52,000	238,121
Semiconductor Manufacturing International Corp. (a)	36,700	42,561
Shenzhou International Group Holdings Ltd.	7,000	46,038
Shimao Property Holdings Ltd.	12,000	20,536
SINA Corp. (a)	700	59,479
Sino Biopharmaceutical Ltd.	59,000	52,166
SITC International Holdings Co. Ltd.	19,000	14,976
SOHO China Ltd.	30,500	15,043
Sunac China Holdings Ltd.	26,000	54,353
SUNeVision Holdings Ltd.	11,000	6,920
Sunny Optical Technology Group Co. Ltd.	9,798	87,782
TAL Education Group Sponsored ADR	629	76,933
Tencent Holdings Ltd.	74,477	2,657,726
Theravance Biopharma, Inc. (a)	1,299	51,752
Tingyi Cayman Islands Holding Corp.	26,000	30,840
Truly International Holdings Ltd.	20,000	6,917
The United Laboratories International Holdings Ltd. (a)	8,000	5,277
Value Partners Group Ltd.	15,000	13,665
Vipshop Holdings Ltd. ADR (a)	5,400	56,970
Vision Fame International Holding Ltd. (a)	42,000	4,519
VST Holdings Ltd.	10,000	3,025
Want Want China Holdings Ltd.	60,000	40,502
Weibo Corp. Sponsored ADR (a) (b)	465	30,909
WH Group Ltd. (d)	167,537	169,103
Wins Finance Holdings, Inc. (a) (b) (c)	26	5,460
Wynn Macau Ltd.	33,200	77,606
Xinyi Glass Holdings Co. Ltd.	28,000	27,764
Yat Sing Holdings Ltd. (a)	5,000	2,202
YY, Inc. ADR (a)	400	23,212
Zhen Ding Technology Holding Ltd.	6,000	14,241

		11,999,082

Chile — 0.1%
AES Gener SA	36,275	12,782
Aguas Andinas SA Class A	34,294	20,116
Banco de Chile	279,685	36,655
Banco de Credito e Inversiones	471	26,359
Banco Santander Chile	887,916	56,539
Cencosud SA	18,748	49,904
Cia Cervecerias Unidas SA	1,494	19,653
Colbun SA	102,037	21,827
Empresa Nacional de Telecomunicaciones SA	1,991	21,646
Empresas CMPC SA	16,265	38,958

	Number of Shares	Value
Empresas COPEC SA	6,084	$66,584
Enel Americas SA	409,084	77,642
Enel Chile SA	255,901	28,110
Enel Generacion Chile SA	44,389	33,515
Itau CorpBanca	2,123,668	18,926
Latam Airlines Group SA	4,000	44,482
SACI Falabella	8,132	66,823

		640,521

China — 0.5%
Agricultural Bank of China Ltd.	352,000	166,423
Air China Ltd. Class H	24,000	24,738
Aluminum Corp. of China Ltd. Class H (a)	52,000	26,816
Anhui Conch Cement Co. Ltd. Class H	16,500	57,381
AviChina Industry & Technology Co. Ltd. Class H	29,000	17,012
Bank of China Ltd. Class H	1,051,149	515,864
Bank of Communications Co. Ltd.	119,000	83,986
Beijing Capital International Airport Co. Ltd.	20,000	28,179
BYD Co. Ltd. Class H	8,500	52,152
CGN Power Co. Ltd. Class H (d)	121,000	33,798
China Cinda Asset Management Co. Ltd. Class H	101,000	37,655
China CITIC Bank Class H	108,000	66,123
China Coal Energy Co. Class H	29,000	14,044
China Communications Construction Co. Ltd. Class H	54,000	69,610
China Communications Services Corp. Ltd. Class H	34,000	19,598
China Construction Bank Corp. Class H	1,104,198	855,967
China Everbright Bank Co. Ltd. Class H	38,000	17,768
China Galaxy Securities Co. Ltd. Class H	40,000	35,873
China Huarong Asset Management Co. Ltd. (d)	90,798	35,364
China Life Insurance Co. Ltd. Class H	98,000	299,771
China Longyuan Power Group Corp. Class H	46,000	33,466
China Merchants Bank Co. Ltd.	49,500	149,373
China National Building Material Co. Ltd. Class H	36,000	21,406
China Oilfield Services Ltd. Class H	26,000	20,847
China Pacific Insurance Group Co. Ltd. Class H	33,400	136,477
China Petroleum & Chemical Corp. Class H	334,000	260,542
China Railway Construction Corp. Ltd. Class H	25,500	33,265
China Railway Group Ltd. Class H	52,000	40,976
China Shenhua Energy Co. Ltd. Class H	45,000	100,190
China Southern Airlines Co. Ltd. Class H	28,000	23,675

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Telecom Corp. Ltd. Class H	184,000	$87,437
China Vanke Co. Ltd. Class H	13,400	37,933
Chongqing Changan Automobile Co. Ltd. Class H	11,900	15,701
Chongqing Rural Commercial Bank	34,000	22,956
CITIC Securities Co. Ltd. Class H	29,500	60,997
CRRC Corp. Ltd. Class H	55,000	49,464
Dongfeng Motor Group Co. Ltd. Class H	32,000	37,832
Fuyao Glass Industry Group Co. Ltd. Class H (d)	4,727	18,103
GF Securities Co. Ltd. Class H	17,800	35,758
Great Wall Motor Co. Ltd. Class H	40,500	50,009
Guangzhou Automobile Group Co. Ltd. Class H	28,000	49,282
Guangzhou R&F Properties Co. Ltd. Class H	14,800	23,014
Haitong Securities Co. Ltd. Class H	40,800	65,953
Huaneng Power International, Inc. Class H	60,000	41,640
Huaneng Renewables Corp. Ltd. Class H	54,000	16,673
Huatai Securities Co. Ltd. Class H (d)	19,600	37,659
Industrial & Commercial Bank of China Ltd. Class H	967,238	653,127
Jiangsu Expressway Co. Ltd. Class H	12,000	16,938
Jiangxi Copper Co. Ltd. Class H	16,000	26,286
New China Life Insurance Co. Ltd. Class H	10,300	52,391
The People’s Insurance Co. Group Ltd. Class H	91,000	38,232
PetroChina Co. Ltd. Class H	272,319	166,842
PICC Property & Casualty Co. Ltd. Class H	58,000	96,876
Ping An Insurance Group Co. of China Ltd. Class H	67,822	447,160
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	24,000	18,848
Shanghai Electric Group Co. Ltd. Class H (a)	38,000	18,256
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	6,500	25,208
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	12,800	20,484
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	9,000	26,803
Sinopec Engineering Group Co. Ltd. Class H	16,000	14,420
Sinopec Shanghai Petrochemical Co. Ltd. Class H	50,000	26,769
Sinopharm Group Co. Ltd. Class H	16,000	72,541
TravelSky Technology Ltd. Class H	13,000	38,321
Tsingtao Brewery Co. Ltd. Class H	4,000	17,701
Weichai Power Co. Ltd. Class H	26,000	22,789
Yanzhou Coal Mining Co. Ltd. Class H	26,000	23,318

	Number of Shares	Value
Zhejiang Expressway Co. Ltd. Class H	20,000	$26,130
Zhuzhou CSR Times Electric Co. Ltd. Class H	7,000	34,352
Zijin Mining Group Co. Ltd. Class H	80,000	26,391
ZTE Corp. Class H (a)	10,400	24,842

		5,863,775

Colombia — 0.0%
Bancolombia SA	3,429	35,758
Cementos Argos SA	5,688	22,099
Ecopetrol SA	70,477	31,914
Grupo Argos SA	3,936	26,787
Grupo de Inversiones Suramericana SA	3,170	41,192
Interconexion Electrica SA ESP	3,860	16,897

		174,647

Czech Republic — 0.0%
CEZ AS	2,282	39,785
Komercni banka as	981	39,354
Moneta Money Bank AS (d)	6,047	20,259
O2 Czech Republic AS	1,110	13,170

		112,568

Denmark — 0.6%
ALK-Abello A/S	82	12,236
Alm Brand A/S	975	8,694
Ambu A/S	446	28,760
AP Moller — Maersk A/S Class A	79	150,979
AP Moller — Maersk A/S Class B	142	286,933
Bakkafrost P/F	641	24,158
Bang & Olufsen A/S (a)	523	8,759
Bavarian Nordic A/S (a) (b)	464	27,448
Carlsberg A/S Class B	2,314	247,714
Chr Hansen Holding A/S	2,140	155,615
Coloplast A/S Class B	2,673	223,896
D/S Norden A/S (a)	355	6,462
Danske Bank A/S	16,142	623,108
Dfds A/S	487	25,947
DONG Energy A/S (d)	3,353	151,798
DSV A/S	4,079	251,380
FLSmidth & Co. A/S	576	36,417
Genmab A/S (a)	1,271	272,105
GN Store Nord A/S	2,233	65,251
H Lundbeck A/S	1,519	85,543
IC Group A/S	149	3,204
ISS A/S	3,546	139,599
Jyske Bank A/S	997	57,788
Matas A/S	573	9,071
Nets A/S (a) (d)	1,814	36,043
NKT A/S (a)	393	31,601
NNIT A/S (d)	176	5,378
Novo Nordisk A/S Class B	39,436	1,691,609
Novozymes A/S Class B	5,002	219,053

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Pandora A/S	2,365	$221,731
Per Aarsleff Holding A/S	280	6,800
Rockwool International A/S	135	29,739
Royal Unibrew A/S	729	34,971
Scandinavian Tobacco Group A/S (d)	901	14,681
Schouw & Co.	174	18,714
SimCorp A/S	584	35,375
Solar A/S	87	5,046
Spar Nord Bank A/S	1,319	17,302
Sydbank A/S	1,104	41,607
TDC A/S	17,042	99,285
Topdanmark A/S (a)	844	26,949
Tryg A/S	2,719	59,515
Vestas Wind Systems A/S	4,827	447,237
William Demant Holding A/S (a)	2,717	70,549
Zealand Pharma A/S (a) (b)	385	7,734

		6,023,784

Egypt — 0.0%
Commercial International Bank Egypt SAE	13,808	60,900
Egyptian Financial Group-Hermes Holding Co.	7,272	9,692
Global Telecom Holding SAE (a)	25,000	9,451

		80,043

Finland — 0.3%
Amer Sports OYJ	1,740	43,621
Atria OYJ	246	2,885
Cargotec OYJ	581	36,892
Caverion Corp. (a) (b)	1,300	10,439
Citycon OYJ (b)	24,433	64,243
Cramo OYJ	541	16,193
DNA Oyj	954	15,160
Elisa OYJ	2,957	114,625
F-Secure OYJ	1,232	5,869
Ferratum OYJ (b)	146	3,946
Finnair OYJ	825	6,041
Fortum OYJ	9,447	148,570
Huhtamaki OYJ	1,371	54,181
Kemira OYJ	1,591	20,105
Kesko OYJ	963	49,081
Kone OYJ Class B	7,291	371,812
Konecranes OYJ	911	38,564
Lehto Group OYJ	319	4,759
Metsa Board OYJ	2,724	19,847
Metso OYJ	2,609	90,584
Neste OYJ	2,646	104,379
Nokia OYJ	127,551	783,915
Nokian Renkaat OYJ	2,504	103,757
Oriola OYJ	1,585	6,631
Orion OYJ Class B	2,239	142,969
Outokumpu OYJ	4,727	37,885
Outotec OYJ (a) (b)	2,252	15,506

	Number of Shares	Value
Ponsse OYJ	156	$4,239
Ramirent OYJ	1,187	11,984
Sampo OYJ Class B	9,696	498,444
Sanoma OYJ	984	9,197
Sponda OYJ	13,016	75,370
Stockmann OYJ Abp (a)	492	4,274
Stora Enso OYJ Class R	11,614	150,176
Technopolis OYJ	8,852	37,371
Tieto OYJ	813	25,142
Tokmanni Group Corp.	733	6,102
UPM-Kymmene OYJ	11,653	332,343
Uponor OYJ	748	13,647
Valmet OYJ	1,950	37,900
Wartsila OYJ Abp	3,184	188,209
YIT OYJ (b)	1,922	16,149

		3,723,006

France — 3.0%
AB Science SA (a) (b)	232	2,811
ABC arbitrage	441	3,255
Accor SA	4,098	193,111
Aeroports de Paris	609	98,375
Air France KLM (a)	1,974	28,213
Air Liquide SA	8,486	1,054,578
Albioma SA	408	9,403
Alstom SA (a)	3,325	116,359
Altamir	474	8,832
Alten SA	428	35,538
Altran Technologies SA	1,987	32,432
ANF Immobilier	382	9,174
Arkema SA	1,435	153,234
Assystem	142	5,032
Atos SE	2,065	289,743
AXA SA	42,316	1,166,195
Axway Software SA	113	3,937
Beneteau SA	540	9,398
BNP Paribas SA	24,406	1,775,094
Boiron SA	96	9,476
Bollore SA	20,695	94,244
Bonduelle SCA	201	7,564
Bourbon Corp. (b)	377	3,659
Bouygues SA	4,798	202,548
Bureau Veritas SA	6,053	134,083
Capgemini SE	3,541	367,935
Carrefour SA	12,120	307,643
Casino Guichard Perrachon SA	1,091	64,645
Cellectis SA (a)	343	8,882
Chargeurs SA	269	7,466
Christian Dior SE	1,167	333,689
Cie de Saint-Gobain	10,926	584,487
Cie des Alpes	116	3,885
Cie Generale des Etablissements Michelin	3,702	492,176
CNP Assurances	3,429	77,009

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Coface SA (a)	1,290	$12,942
Credit Agricole SA	25,182	409,441
Danone SA	12,890	968,933
Dassault Aviation SA	56	78,270
Dassault Systemes SE	2,801	251,024
DBV Technologies SA (a)	245	17,413
Derichebourg SA	1,136	9,672
Devoteam SA	66	5,251
Direct Energie	133	8,071
Edenred	5,034	131,399
Eiffage SA	1,637	148,884
Electricite de France SA	11,971	130,737
Elior Group (d)	1,741	50,817
Elis SA (b)	1,582	36,259
Engie SA	37,318	566,555
Eramet (a) (b)	150	7,424
Essilor International SA	4,532	579,462
Esso SA Francaise (a)	22	1,455
Etablissements Maurel et Prom (a) (b)	621	2,426
Euler Hermes Group	270	32,158
Eurazeo SA	1,060	79,556
Europcar Groupe SA (d)	1,159	16,968
Eutelsat Communications SA	3,926	100,365
Faurecia	1,144	58,107
FFP	91	9,265
FIGEAC-AERO (a)	134	3,080
Fnac Darty SA (a)	279	22,743
Fonciere Des Regions	2,485	231,260
Gaztransport Et Technigaz SA	313	12,542
Gecina SA	2,689	421,896
Genfit (a)	407	13,911
GL Events	109	3,074
Groupe Crit	35	3,259
Groupe Eurotunnel SE Registered	9,730	103,829
Guerbet (b)	78	7,008
Haulotte Group SA	140	2,389
Havas SA	2,767	29,204
Hermes International	466	230,441
ICADE	2,288	192,740
ID Logistics Group (a)	34	5,314
Iliad SA	594	140,541
Imerys SA	705	61,376
Ingenico Group SA	1,325	120,224
Innate Pharma SA (a) (b)	632	7,934
Interparfums SA	170	6,459
Ipsen SA	816	111,745
Ipsos	482	18,085
Jacquet Metal Service	186	4,931
JCDecaux SA	1,513	49,694
Kaufman & Broad SA	219	9,816
Kering	1,648	564,258
Klepierre	13,947	571,727
Korian SA (b)	651	22,211

	Number of Shares	Value
L’Oreal SA	5,496	$1,145,466
Lagardere S.C.A	2,338	73,939
Le Noble Age	85	5,855
Legrand SA	5,794	405,812
LISI	302	14,397
LVMH Moet Hennessy Louis Vuitton SE	6,080	1,525,240
Maisons du Monde SA (a) (d)	447	17,501
Manitou BF SA	124	3,884
Marie Brizard Wine & Spirits SA (a)	331	5,941
Mercialys SA	2,606	51,005
Mersen	202	6,641
Metropole Television SA	388	9,034
MGI Coutier	141	5,639
Natixis SA	20,195	136,948
Naturex (a) (b)	87	9,185
Neopost SA	530	24,625
Nexans SA	428	23,448
Nexity SA	647	37,611
Oeneo SA	403	4,302
Orange SA	43,604	694,589
Orpea	641	71,430
Parrot SA (a) (b)	257	2,771
Pernod Ricard SA	4,645	622,697
Peugeot SA	10,394	207,486
Pierre & Vacances SA (a)	58	3,263
Plastic Omnium SA	918	33,659
Plastivaloire	143	4,083
Publicis Groupe SA	4,445	333,013
Rallye SA	355	7,317
Remy Cointreau SA	517	60,413
Renault SA	3,827	347,162
Rexel SA	6,426	105,321
Rubis SCA	612	69,671
Safran SA	6,843	627,680
Sanofi	25,283	2,430,001
Sartorius Stedim Biotech	409	31,724
Schneider Electric SE	12,270	944,446
SCOR SE	3,843	152,446
SEB SA	490	88,036
Societe BIC SA	622	73,821
Societe Generale SA	16,750	910,710
Societe Television Francaise 1	644	9,030
Sodexo SA	1,957	253,026
SOITEC (a)	239	14,610
Solocal Group (a)	8,258	10,834
Sopra Steria Group	215	34,324
SPIE SA	1,236	37,166
SRP Groupe SA (a) (d)	197	5,243
Ste Industrielle d’Aviation Latecoere SA (a)	1,117	5,338
Suez	7,642	141,628
Synergie SA	120	5,911

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tarkett SA	473	$21,995
Technicolor SA Registered	5,699	24,870
Teleperformance	878	112,949
Thales SA	2,319	249,845
TOTAL SA	50,786	2,516,269
Trigano SA	122	14,624
Ubisoft Entertainment SA (a)	1,030	58,479
Unibail-Rodamco SE	6,610	1,666,734
Valeo SA	5,203	352,937
Vallourec SA (a) (b)	4,551	27,876
Veolia Environnement SA	10,131	215,136
Vicat SA	262	18,458
Vinci SA	10,844	926,297
Virbac SA (a)	57	9,150
Vivendi SA	22,491	500,672
Wendel SA	664	98,390
Worldline SA (a) (d)	567	19,477
Zodiac Aerospace	4,307	117,120

		33,175,250

Germany — 2.8%
Aareal Bank AG	869	34,447
adidas AG	4,112	788,271
ADLER Real Estate AG (a)	1,556	24,171
ADVA Optical Networking SE (a)	602	6,233
AIXTRON SE (a)	1,472	10,355
Allianz SE	9,959	1,962,609
alstria office REIT-AG	7,911	107,003
Amadeus Fire AG	84	7,383
AURELIUS Equity Opportunities SE & Co. KGaA (b)	378	20,329
Aurubis AG	500	39,389
Axel Springer SE (b)	1,109	66,622
BASF SE	20,015	1,860,475
Bayer AG	18,018	2,331,242
Bayerische Motoren Werke AG	7,237	673,596
BayWa AG	204	7,258
Bechtle AG	219	28,202
Beiersdorf AG	2,177	229,281
Bertrandt AG (b)	80	8,024
bet-at-home.com AG	39	5,687
Bilfinger Berger AG (b)	492	19,297
Biotest AG (a)	111	3,571
Borussia Dortmund GmbH & Co. KGaA	1,038	7,256
Brenntag AG	3,400	196,864
CANCOM SE	226	13,740
Capital Stage AG	1,138	8,053
Carl Zeiss Meditec AG	639	33,220
CENTROTEC Sustainable AG	114	2,508
Cewe Stiftung & Co. KGAA	74	6,247
comdirect bank AG	403	4,482
Commerzbank AG (a)	22,969	275,087
CompuGroup Medical SE	357	20,041

	Number of Shares	Value
Continental AG	2,408	$519,665
Covestro AG (d)	2,423	174,966
CTS Eventim AG & Co. KGaA	717	31,706
Daimler AG Registered	20,991	1,522,762
Deutsche Bank AG Registered	45,184	802,391
Deutsche Beteiligungs AG	164	7,318
Deutsche Boerse AG	4,267	451,241
Deutsche EuroShop AG	2,873	113,338
Deutsche Lufthansa AG Registered	4,765	108,808
Deutsche Pfandbriefbank AG (d)	1,605	19,809
Deutsche Post AG Registered	21,697	814,157
Deutsche Telekom AG Registered	71,405	1,283,269
Deutsche Wohnen AG	23,524	900,465
Deutz AG	1,292	10,903
DIC Asset AG	2,685	29,431
Diebold Nixdorf AG	111	9,136
DMG Mori AG	319	17,936
Draegerwerk AG & Co. KGaA	40	3,223
Drillisch AG	655	39,549
Duerr AG	395	46,955
E.ON SE	47,592	449,147
Elmos Semiconductor AG	151	3,326
ElringKlinger AG	386	7,398
Evonik Industries AG	3,342	106,828
Evotec AG (a)	1,946	31,222
Fraport AG Frankfurt Airport Services Worldwide	877	77,580
Freenet AG	1,893	60,472
Fresenius Medical Care AG & Co. KGaA	4,676	449,851
Fresenius SE & Co. KGaA	8,964	770,799
GEA Group AG	3,931	161,311
Gerresheimer AG	464	37,335
Gerry Weber International AG (b)	356	4,111
GFT Technologies SE	233	4,836
Grammer AG	145	7,627
GRENKE AG	133	29,552
H&R GmbH & Co. KGaA (a)	197	2,746
Hamborner REIT AG	4,542	46,621
Hamburger Hafen und Logistik AG	368	8,040
Hannover Rueck SE	1,275	153,224
Hapag-Lloyd AG (a) (b) (d)	355	10,338
HeidelbergCement AG	3,255	314,969
Heidelberger Druckmaschinen AG (a)	3,378	10,285
Henkel AG & Co. KGaA	2,279	275,654
HOCHTIEF AG	384	70,407
Hornbach Baumarkt AG	128	4,621
HUGO BOSS AG	1,473	103,389
Hypoport AG (a)	42	5,445
Indus Holding AG	274	19,490
Infineon Technologies AG	24,747	524,427
Innogy SE (d)	2,935	115,513
Isra Vision AG	46	7,813

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jenoptik AG	821	$21,595
K+S AG Registered	4,230	108,412
KION Group AG	994	76,315
Kloeckner & Co. SE	1,261	13,332
Koenig & Bauer AG	181	12,252
Krones AG (b)	230	26,694
KWS Saat SE	27	10,623
LANXESS AG	1,904	144,195
LEG Immobilien AG	3,796	357,128
Leoni AG	492	25,417
Linde AG	4,059	770,992
MAN SE	786	84,257
Manz AG (a) (b)	75	2,897
Merck KGaA	2,784	337,027
METRO AG	3,681	124,314
MLP AG	939	6,264
MorphoSys AG (a)	427	30,289
MTU Aero Engines AG	778	110,084
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen Registered	3,519	709,967
Nemetschek SE	300	22,345
Nordex SE (a) (b)	1,024	12,576
Norma Group SE	483	25,112
OHB SE	53	1,609
OSRAM Licht AG	1,860	148,581
PATRIZIA Immobilien AG (a)	614	11,596
Pfeiffer Vacuum Technology AG	96	14,050
ProSiebenSat.1 Media SE	5,054	211,496
Rational AG	50	26,617
Rheinmetall AG	656	62,317
Rhoen-Klinikum AG	487	14,225
RIB Software AG (b)	488	8,277
Rocket Internet SE (a) (b) (d)	890	19,150
RWE AG (a)	11,444	228,201
Salzgitter AG	558	22,796
SAP SE	21,414	2,238,173
SGL Carbon SE (a) (b)	879	10,926
Siemens AG	16,666	2,291,528
Siltronic AG (a)	317	26,894
Sixt Leasing SE	193	4,079
Sixt SE (b)	176	10,641
SLM Solutions Group AG (a)	167	7,344
SMA Solar Technology AG (b)	169	5,094
Software AG	762	33,399
STADA Arzneimittel AG	889	63,069
STRATEC Biomedical AG	75	4,917
Stroeer SE & Co KGaA (b)	406	24,354
Suedzucker AG	1,126	23,465
Surteco SE	111	3,009
Symrise AG	2,677	189,675
TAG Immobilien AG	8,500	133,668
Takkt AG	446	11,151

	Number of Shares	Value
Telefonica Deutschland Holding AG	17,490	$87,404
thyssenkrupp AG	7,714	219,274
TLG Immobilien AG	4,030	82,487
TUI AG	9,377	136,850
Uniper Se	3,050	57,364
United Internet AG Registered	2,806	154,304
VERBIO Vereinigte BioEnergie AG	470	5,292
Volkswagen AG	685	106,378
Vonovia SE	31,417	1,248,345
Vossloh AG (a)	148	9,524
VTG AG	233	9,090
Wacker Chemie AG	247	26,821
Wacker Neuson SE	399	9,674
WCM Beteiligungs & Grundbesitz-AG (a)	4,863	17,627
Wirecard AG (b)	1,749	111,395
Wuestenrot & Wuerttembergische AG	334	7,313
XING AG	40	10,656
Zalando SE (a) (d)	2,455	112,545
zooplus AG (a)	93	18,482

		30,895,561

Greece — 0.0%
Alpha Bank AE (a)	18,692	46,146
Eurobank Ergasias SA (a)	24,143	27,000
FF Group (a)	546	13,338
Hellenic Telecommunications Organization SA	3,361	40,462
JUMBO SA	1,426	26,063
National Bank of Greece SA (a)	71,226	27,115
OPAP SA	2,959	33,460
Piraeus Bank SA (a)	84,410	20,703
Titan Cement Co. SA	674	19,062

		253,349

Hong Kong — 1.2%
AIA Group Ltd.	262,800	1,920,842
The Bank of East Asia Ltd.	24,826	106,755
Beijing Enterprises Holdings Ltd.	6,500	31,346
BOC Hong Kong Holdings Ltd.	79,500	381,103
Champion REIT	115,000	73,212
China Everbright International Ltd.	32,000	39,922
China Everbright Ltd.	12,000	26,136
China Jinmao Holdings Group Ltd	48,000	19,797
China Merchants Holdings International Co. Ltd.	18,000	49,923
China Minsheng Banking Corp. Ltd. Class H	70,000	69,846
China Mobile Ltd.	80,788	855,675
China Overseas Land & Investment Ltd.	48,000	140,528
China Power International Development Ltd.	47,000	16,678

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
China Resources Beer Holdings Company Ltd.	22,000	$55,513
China Resources Power Holdings Co. Ltd.	26,000	51,022
China Strategic Holdings Ltd. (a)	230,000	3,599
China Taiping Insurance Holdings Co. Ltd.	21,400	54,241
China Unicom Ltd. (a)	80,000	119,335
Chong Hing Bank Ltd.	3,000	6,333
CITIC Ltd.	78,000	117,307
CITIC Telecom International Holdings Ltd.	22,000	7,045
CLP Holdings Ltd.	36,500	386,197
CNOOC Ltd.	231,345	253,825
CSPC Pharmaceutical Group Ltd.	52,000	75,953
Dah Sing Banking Group Ltd.	6,000	12,774
Dah Sing Financial Holdings Ltd.	2,400	20,152
Far East Horizon Ltd.	29,000	25,296
Fosun International Ltd.	34,000	53,131
Galaxy Entertainment Group Ltd.	50,000	303,582
Guangdong Investment Ltd.	38,000	52,376
Guotai Junan International Holdings Ltd.	42,000	13,022
Hang Lung Group Ltd.	19,000	78,608
Hang Lung Properties Ltd.	134,000	334,704
Hang Seng Bank Ltd.	16,500	345,126
Henderson Land Development Co. Ltd.	73,400	409,445
HK Electric Investments & HK Electric Investments Ltd. Class SS (d)	65,000	59,946
HKT Trust & HKT Ltd.	79,000	103,819
Hong Kong & China Gas Co. Ltd.	180,401	339,013
Hong Kong Exchanges & Clearing Ltd.	25,078	648,371
Hopewell Holdings Ltd.	8,500	32,394
Hysan Development Co. Ltd.	42,000	200,605
Lai Sun Development Co. Ltd.	180,000	6,572
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	13,500	5,706
Lenovo Group Ltd.	86,000	54,307
Link REIT	146,500	1,114,644
Liu Chong Hing Investment Ltd.	2,000	3,074
Mason Financial Holdings Ltd. (a)	387,200	5,060
Melco International Development Ltd.	12,000	32,215
MTR Corp. Ltd.	32,000	180,314
New World Development Co. Ltd.	375,316	476,421
PCCW Ltd.	102,000	58,015
Power Assets Holdings Ltd.	30,000	264,757
Prosperity REIT	18,000	7,655
Regal Real Estate Investment Trust	18,000	5,303
Shanghai Industrial Holdings Ltd.	5,000	14,829
Shenwan Hongyuan HK Ltd.	5,000	1,928

	Number of Shares	Value
Shun Tak Holdings Ltd. (a)	22,000	$10,131
Sino Land Co. Ltd.	200,194	328,235
Sino-Ocean Land Holdings Ltd.	39,000	19,090
SJM Holdings Ltd.	49,000	51,665
Sun Art Retail Group Ltd.	31,000	24,697
Sun Hung Kai & Co. Ltd.	10,000	6,439
Sun Hung Kai Properties Ltd.	96,000	1,410,428
Sunlight Real Estate Investment Trust	16,000	10,493
Swire Pacific Ltd. Class A	11,500	112,316
Swire Properties Ltd.	73,000	241,104
Techtronic Industries Co. Ltd.	31,500	144,848
Television Broadcasts Ltd.	4,900	18,448
The Wharf Holdings Ltd.	82,000	679,730
Wheelock & Co. Ltd.	18,000	135,830

		13,318,751

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	613	48,245
OTP Bank PLC	2,947	98,595
Richter Gedeon Nyrt	1,603	41,885

		188,725

Indonesia — 0.1%
Adaro Energy Tbk PT	188,200	22,428
AKR Corporindo Tbk PT	27,500	13,464
Astra International Tbk PT	263,000	175,829
Bank Central Asia Tbk PT	130,100	177,259
Bank Danamon Indonesia Tbk PT	42,800	16,578
Bank Mandiri Persero Tbk PT	117,400	112,026
Bank Negara Indonesia Persero Tbk PT	87,500	43,262
Bank Rakyat Indonesia	142,500	162,726
Bumi Serpong Damai Tbk PT	100,600	13,799
Charoen Pokphand Indonesia Tbk PT	96,800	23,072
Gudang Garam Tbk PT	6,600	38,737
Hanjaya Mandala Sampoerna Tbk PT	122,300	35,270
Indocement Tunggal Prakarsa Tbk PT	26,600	36,782
Indofood CBP Sukses Makmur Tbk PT	31,400	20,701
Indofood Sukses Makmur Tbk PT	48,400	31,179
Jasa Marga Persero Tbk PT	12,874	5,175
Kalbe Farma Tbk PT	304,200	37,088
Lippo Karawaci Tbk PT	244,200	12,092
Matahari Department Store Tbk PT	32,800	34,851
Media Nusantara Citra Tbk PT	53,800	7,429
Pakuwon Jati Tbk PT	304,000	13,993
Perusahaan Gas Negara PT	140,800	23,778
Semen Indonesia Persero Tbk PT	38,200	28,631
Summarecon Agung Tbk PT	133,100	12,863
Surya Citra Media Tbk PT	75,000	14,556
Telekomunikasi Indonesia Persero Tbk PT	655,600	221,755
Tower Bersama Infrastructure Tbk PT	31,400	16,011

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Unilever Indonesia Tbk PT	18,600	$68,060
United Tractors Tbk PT	22,500	46,350
Waskita Karya Persero Tbk PT	79,000	13,804
XL Axiata Tbk PT (a)	51,000	13,034

		1,492,582

Ireland — 1.2%
Accenture PLC Class A	13,846	1,712,473
Adient PLC	2,958	193,394
Alkermes PLC (a)	4,847	280,981
Allegion PLC	3,024	245,307
Allergan PLC	7,499	1,822,932
Bank of Ireland (a)	592,390	156,706
C&C Group PLC	5,145	18,954
Cairn Homes PLC (a)	10,188	17,517
CRH PLC	18,199	645,716
Dalata Hotel Group PLC (a)	2,637	14,583
DCC PLC	1,907	173,793
Eaton Corp. PLC	9,971	776,043
Endo International PLC (a)	7,081	79,095
Glanbia PLC	2,904	56,800
Grafton Group PLC	3,332	30,650
Green REIT PLC	39,406	64,177
Greencore Group PLC	10,300	33,035
Hibernia REIT PLC	40,823	64,113
Horizon Pharma PLC (a)	5,232	62,104
Ingersoll-Rand PLC	8,136	743,549
Irish Continental Group PLC	2,317	13,437
Irish Residential Properties REIT PLC	21,601	33,563
James Hardie Industries PLC	9,271	146,086
Johnson Controls International PLC	20,899	906,181
Kerry Group PLC Class A	3,485	299,839
Kingspan Group PLC	2,291	78,738
Mallinckrodt PLC (a)	3,148	141,062
Medtronic PLC	24,399	2,165,411
Origin Enterprises PLC	1,843	13,473
Paddy Power Betfair PLC	1,696	181,048
Pentair PLC	5,267	350,466
Permanent TSB Group Holdings PLC (a) (b)	1,916	6,021
Perrigo Co. PLC	4,073	307,593
Prothena Corp. PLC (a) (b)	1,208	65,377
Smurfit Kappa Group PLC	3,575	111,302
Strongbridge Biopharma PLC (a)	1,020	7,293
UDG Healthcare PLC	3,651	41,213
Weatherford International PLC (a) (b)	28,054	108,569
Willis Towers Watson PLC	4,025	585,477

		12,754,071

Israel — 0.2%
Africa Israel Properties Ltd. (a)	133	2,822
Airport City Ltd. (a)	1,050	14,529

	Number of Shares	Value
Alony Hetz Properties & Investments Ltd.	1,458	$14,741
Amot Investments Ltd.	1,687	8,838
Azrieli Group Ltd.	2,324	129,113
B Communications Ltd.	174	3,013
Bank Hapoalim B.M.	22,472	151,472
Bank Leumi Le-Israel BM	31,438	152,668
Bayside Land Corp.	11	4,903
Bezeq The Israeli Telecommunication Corp. Ltd.	45,586	75,668
Big Shopping Centers Ltd.	58	4,122
Blue Square Real Estate Ltd.	91	4,161
Caesarstone Ltd. (a)	1,172	41,079
Cellcom Israel Ltd. (a)	774	7,445
Check Point Software Technologies Ltd. (a)	2,867	312,732
Clal Insurance Enterprises Holdings Ltd. (a)	236	3,988
CyberArk Software Ltd. (a)	500	24,975
Delek Automotive Systems Ltd.	588	4,790
Delek Group Ltd.	59	12,889
Delta-Galil Industries Ltd.	131	3,878
El Al Israel Airlines	3,895	3,583
Elbit Systems Ltd.	516	63,705
Electra Ltd.	33	6,600
First International Bank Of Israel Ltd.	890	16,135
Formula Systems 1985 Ltd.	126	4,714
Frutarom Industries Ltd.	848	59,319
Gazit-Globe Ltd.	1,365	13,192
Harel Insurance Investments & Financial Services Ltd.	1,667	9,846
IDI Insurance Co. Ltd.	93	5,419
Israel Chemicals Ltd.	9,339	44,014
The Israel Corp. Ltd. (a)	49	10,415
Israel Discount Bank Ltd. (a)	17,499	46,065
Ituran Location and Control Ltd.	300	9,390
Jerusalem Economy Ltd. (a)	2,836	7,212
Jerusalem Oil Exploration (a)	134	8,046
Kornit Digital Ltd. (a)	367	7,101
Matrix IT Ltd.	603	6,188
Mazor Robotics Ltd. (a)	635	10,983
Melisron Ltd.	246	12,910
Menora Mivtachim Holdings Ltd.	344	4,333
Migdal Insurance & Financial Holding Ltd.	6,026	6,442
Mizrahi Tefahot Bank Ltd.	3,258	59,295
Naphtha Israel Petroleum Corp. Ltd. (a)	679	5,412
Neuroderm Ltd. (a)	200	5,980
Nice Ltd.	1,319	104,629
Oil Refineries Ltd.	24,162	10,637
Orbotech Ltd. (a)	700	22,834
Partner Communications Co. Ltd. (a)	1,478	7,827
Paz Oil Co. Ltd.	100	17,066

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Phoenix Holdings Ltd. (a)	635	$2,694
Plus500 Ltd.	1,128	8,022
RADWARE Ltd. (a)	600	10,524
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	94	4,614
Reit 1 Ltd.	2,402	8,984
Shapir Engineering and Industry Ltd.	985	3,130
Shikun & Binui Ltd.	2,990	7,755
Shufersal Ltd.	1,112	5,830
SodaStream International Ltd. (a)	300	16,056
Stratasys Ltd. (a)	1,573	36,667
Strauss Group Ltd.	610	11,962
Taro Pharmaceutical Industries Ltd. (a)	300	33,618
Teva Pharmaceutical Industries Ltd. Sponsored ADR	19,918	661,676
Tower Semiconductor Ltd. (a)	1,297	31,054
Wix.com Ltd. (a)	500	34,800

		2,444,504

Italy — 0.7%
A2A SpA	23,137	38,530
ACEA SpA	728	11,040
Amplifon SpA	1,348	17,806
Anima Holding SpA (d)	3,204	23,095
Ascopiave SpA	1,047	4,171
Assicurazioni Generali SpA	27,120	448,123
Astaldi SpA	621	3,885
ASTM SpA	757	13,125
Atlantia SpA	9,897	279,504
Autogrill SpA	1,912	23,225
Azimut Holding SpA	1,716	34,515
Banca Carige SpA (a) (b)	9,662	2,072
Banca Generali SpA	848	25,370
Banca IFIS SpA	293	11,943
Banca Mediolanum SpA	3,856	32,050
Banca Monte dei Paschi di Siena SpA (a) (c)	361	—
Banca Popolare di Sondrio SCARL	6,864	27,102
Banco BPM SpA (a)	22,918	77,369
Beni Stabili SpA SIIQ	58,741	42,433
Biesse SpA	205	7,381
BPER Banca	7,222	36,299
Brembo SpA	2,375	34,862
Brunello Cucinelli SpA	505	13,275
Buzzi Unicem SpA	1,175	29,412
Cairo Communication SpA	1,051	4,619
Cementir Holding SpA	698	4,178
Cerved Information Solutions SpA	2,877	30,860
CIR-Compagnie Industriali Riunite SpA	5,158	7,255
Credito Emiliano SpA	1,187	9,633
Credito Valtellinese SpA (b)	1,591	6,800
Danieli & C Officine Meccaniche SpA	182	4,441
Datalogic SpA	284	7,658

	Number of Shares	Value
Davide Campari-Milano SpA	8,756	$61,894
De’ Longhi SpA	876	27,510
DeA Capital SpA	2,292	3,198
DiaSorin SpA	358	27,557
Ei Towers SpA	237	13,733
El.En. SpA	140	4,469
Enav SpA (d)	3,989	17,193
Enel SpA	177,616	956,476
Eni SpA	55,549	838,288
ERG SpA	1,002	14,092
Esprinet SpA	409	2,954
Falck Renewables SpA	648	861
Fila SpA	268	5,608
Fincantieri SpA (a)	7,421	8,301
FinecoBank Banca Fineco SpA	6,015	47,577
GEDI Gruppo Editoriale SpA (a)	348	314
Geox SpA (b)	1,149	3,801
Hera SpA	11,415	34,855
Immobiliare Grande Distribuzione SIIQ SpA	21,063	18,555
Industria Macchine Automatiche SpA	256	23,555
Infrastrutture Wireless Italiane SpA (d)	3,878	22,082
Interpump Group SpA	1,047	28,735
Intesa Sanpaolo SpA	277,101	883,986
Intesa Sanpaolo SpA	21,326	63,560
Iren SpA	9,225	21,410
Italgas SpA	7,362	37,188
Italmobiliare SpA	232	6,346
Juventus Football Club SpA (a)	6,333	3,818
La Doria SpA	68	814
Leonardo SpA	8,583	143,372
Luxottica Group SpA	3,698	214,572
Maire Tecnimont SpA	1,690	7,896
MARR SpA	462	11,010
Mediaset SpA	7,082	27,853
Mediobanca SpA	12,409	123,129
Moncler SpA	2,438	57,179
Newron Pharmaceuticals SpA (a)	165	3,337
OVS SpA (d)	1,875	13,345
Piaggio & C SpA	2,491	6,161
Poste Italiane SpA (d)	11,864	81,235
Prysmian SpA	4,616	136,251
RAI Way SpA (d)	1,408	7,031
Recordati SpA	2,271	92,404
Reply SpA	77	14,258
Safilo Group SpA (a)	451	3,344
Saipem SpA (a) (b)	14,614	54,019
Salini Impregilo SpA	2,757	9,551
Salvatore Ferragamo SpA	795	21,255
Saras SpA	7,072	16,486
Snam SpA	49,890	218,208
Societa Cattolica di Assicurazioni SCRL	2,316	18,050
Societa Iniziative Autostradali e Servizi SpA	1,244	13,745

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sogefi SpA (a)	753	$4,047
Tamburi Investment Partners SpA	1,163	6,681
Technogym SpA (d)	910	7,013
Telecom Italia SpA (a)	254,760	236,111
Telecom Italia SpA — RSP	130,447	96,507
Terna Rete Elettrica Nazionale SpA	31,390	169,873
Tod’s SpA (b)	145	9,043
UniCredit SpA (a)	43,484	819,987
Unione di Banche Italiane SpA	15,469	67,123
Unipol Gruppo Finanziario SpA	5,730	25,255
UnipolSai Assicurazioni SpA	22,457	49,203
Yoox Net-A-Porter Group SpA (a)	821	22,709
Zignago Vetro SpA	390	3,286

		7,301,290

Japan — 7.9%
The 77 Bank Ltd.	5,000	24,678
ABC-Mart, Inc.	600	35,352
Achilles Corp.	300	5,037
Acom Co. Ltd. (a)	10,200	46,641
Activia Properties, Inc.	36	153,826
Adastria Co. Ltd.	400	11,152
ADEKA Corp.	1,300	19,828
Advan Co. Ltd.	200	2,036
Advance Residence Investment Corp.	75	186,386
Advantest Corp.	2,400	41,209
Aeon Co. Ltd.	13,400	203,797
Aeon Delight Co. Ltd.	300	9,719
Aeon Fantasy Co. Ltd.	100	2,882
AEON Financial Service Co, Ltd.	2,600	55,142
Aeon Mall Co. Ltd.	8,000	157,625
AEON REIT Investment Corp.	82	90,346
Ai Holdings Corp. (b)	600	16,177
Aica Kogyo Co. Ltd.	800	24,414
The Aichi Bank Ltd.	100	5,643
Aichi Corp.	500	3,477
Aichi Steel Corp.	200	7,919
Aida Engineering Ltd.	700	6,713
Aiful Corp. (a) (b)	4,500	16,456
Ain Holdings, Inc.	300	21,696
Air Water, Inc.	3,000	55,293
Aisan Industry Co. Ltd.	500	3,961
Aisin Seiki Co. Ltd.	3,800	194,886
Ajinomoto Co., Inc.	12,100	261,486
Akatsuki, Inc. (a)	100	7,798
Akebono Brake Industry Co. Ltd. (a) (b)	1,400	4,397
The Akita Bank Ltd.	2,000	5,921
Alfresa Holdings Corp.	4,000	77,248
Alpen Co. Ltd. (b)	200	3,568
Alpine Electronics, Inc.	600	8,991
Alps Electric Co. Ltd.	4,100	118,845
Amada Holdings Co. Ltd.	7,300	84,521

	Number of Shares	Value
Amano Corp.	1,000	$20,830
Amuse, Inc.	200	5,441
ANA Holdings, Inc.	23,000	79,991
Anest Iwata Corp.	400	3,671
Anicom Holdings, Inc.	200	4,380
Anritsu Corp.	2,000	18,032
AOKI Holdings, Inc.	600	7,615
The Aomori Bank Ltd.	3,000	10,642
Aoyama Trading Co. Ltd.	700	24,958
Aozora Bank Ltd.	25,000	95,343
Arcland Sakamoto Co. Ltd.	400	5,377
Arcland Service Holdings Co. Ltd.	200	3,572
Arcs Co. Ltd.	600	12,997
Ardepro Co. Ltd. (b)	2,000	2,703
Ariake Japan Co. Ltd.	300	20,915
As One Corp.	200	9,357
Asahi Co. Ltd.	200	2,335
Asahi Diamond Industrial Co. Ltd.	700	5,153
Asahi Glass Co. Ltd.	4,200	177,249
Asahi Group Holdings Ltd.	8,400	316,257
Asahi Holdings, Inc.	400	6,582
Asahi Intecc Co. Ltd.	700	31,784
Asahi Kasei Corp.	28,000	301,621
Asatsu-DK, Inc.	500	12,524
Asics Corp.	3,600	66,848
ASKA Pharmaceutical Co. Ltd.	300	4,505
ASKUL Corp. (b)	300	9,233
Astellas Pharma, Inc.	47,100	576,701
Ateam, Inc.	200	5,313
Atom Corp. (b)	1,400	9,598
Autobacs Seven Co. Ltd.	1,000	16,240
Avex Group Holdings, Inc.	500	6,712
The Awa Bank Ltd.	3,000	20,442
Axial Retailing, Inc.	200	7,636
Azbil Corp.	1,000	38,036
Bandai Namco Holdings, Inc.	4,200	143,317
Bando Chemical Industries Ltd.	500	4,960
The Bank of Iwate Ltd.	200	7,991
The Bank of Kyoto Ltd.	6,000	56,713
The Bank of Nagoya Ltd.	200	7,565
The Bank of Okinawa Ltd.	300	12,209
The Bank of Saga Ltd.	2,000	4,639
Bank of the Ryukyus Ltd.	500	7,339
Belc Co. Ltd.	100	4,979
Bell System24 Holdings, Inc.	500	5,131
Belluna Co. Ltd.	700	8,367
Benefit One, Inc.	300	12,002
Benesse Holdings, Inc.	1,600	60,494
Bic Camera, Inc. (b)	1,300	13,811
BML, Inc.	300	5,837
Bridgestone Corp.	14,200	613,187
Broadleaf Co. Ltd.	600	3,706
BRONCO BILLY Co. Ltd.	100	2,342

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brother Industries Ltd.	4,900	$113,388
Bunka Shutter Co. Ltd.	800	6,147
Calbee, Inc. (b)	1,600	62,940
Canon Electronics, Inc.	400	8,205
Canon Marketing Japan, Inc.	800	18,226
Canon, Inc.	23,300	792,885
Capcom Co. Ltd.	600	14,237
Casio Computer Co. Ltd.	4,400	67,778
Cawachi Ltd.	200	4,839
Central Glass Co. Ltd.	3,000	12,936
Central Japan Railway Co.	3,100	505,788
Century Tokyo Leasing Corp.	600	24,040
The Chiba Bank Ltd.	15,000	109,067
The Chiba Kogyo Bank Ltd.	600	3,159
Chiyoda Co. Ltd.	200	5,245
Chiyoda Corp.	3,000	17,675
Chiyoda Integre Co. Ltd.	200	3,969
Chofu Seisakusho Co. Ltd.	300	7,157
Chori Co. Ltd.	100	1,867
Chubu Electric Power Co., Inc.	13,500	179,576
Chudenko Corp.	400	10,380
Chugai Pharmaceutical Co. Ltd.	4,800	179,883
The Chugoku Bank Ltd.	3,200	47,947
The Chugoku Electric Power Co., Inc.	5,900	65,073
Chugoku Marine Paints Ltd.	700	5,396
The Chukyo Bank Ltd.	100	2,042
Ci:z Holdings Co. Ltd.	400	15,108
Citizen Holdings Co. Ltd.	4,600	32,358
CKD Corp.	700	10,686
Clarion Co. Ltd.	2,000	7,618
Cleanup Corp.	300	2,314
CMIC Holdings Co. Ltd.	200	2,751
Coca-Cola Bottlers Japan Ltd.	2,800	81,079
cocokara fine, Inc.	300	14,846
COLOPL, Inc. (b)	700	7,103
Colowide Co. Ltd.	800	13,639
Comforia Residential REIT, Inc. (b)	8	17,241
COMSYS Holdings Corp.	1,600	32,981
Concordia Financial Group Ltd.	27,400	138,773
CONEXIO Corp.	200	3,443
COOKPAD, Inc. (b)	1,100	8,940
Corona Corp.	100	1,014
Cosel Co. Ltd.	400	4,927
Cosmo Energy Holdings Co. Ltd.	800	12,635
Cosmos Pharmaceutical Corp.	100	19,479
Create Restaurants Holdings, Inc.	600	5,421
Create SD Holdings Co. Ltd.	400	9,257
Credit Saison Co. Ltd.	3,700	72,401
CROOZ, Inc.	100	2,398
CyberAgent, Inc.	1,500	46,584
CYBERDYNE, Inc. (a) (b)	1,700	22,644
D.A. Consortium Holdings, Inc.	400	5,241
Dai Nippon Printing Co. Ltd.	11,000	122,418

	Number of Shares	Value
Dai-ichi Life Holdings, Inc.	23,200	$421,251
Daibiru Corp.	700	7,297
Daicel Corp.	6,000	74,800
Daido Metal Co. Ltd.	400	3,630
Daido Steel Co. Ltd.	4,000	23,093
Daifuku Co. Ltd.	1,500	44,901
Daihen Corp.	1,000	7,880
Daiho Corp.	1,000	4,759
Daiichi Sankyo Co. Ltd.	12,200	287,723
Daiichikosho Co. Ltd.	500	23,460
Daiken Corp.	200	4,303
Daikin Industries Ltd.	5,500	562,498
Daikokutenbussan Co. Ltd.	100	5,058
Daikyo, Inc.	4,000	8,163
Daikyonishikawa Corp.	500	6,692
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,000	7,937
Daio Paper Corp.	1,000	13,500
Daiseki Co. Ltd.	600	13,351
The Daishi Bank Ltd.	4,000	18,453
Daisyo Corp.	200	3,199
Daito Trust Construction Co. Ltd.	1,500	233,438
Daiwa House Industry Co. Ltd.	12,100	413,997
Daiwa House REIT Investment Corp.	97	230,177
Daiwa Industries Ltd.	500	5,466
Daiwa Office Investment Corp.	17	85,726
Daiwa Securities Group, Inc.	36,000	213,907
Daiwabo Holdings Co. Ltd.	3,000	10,454
DCM Holdings Co. Ltd.	1,400	12,293
DeNA Co. Ltd.	2,300	51,583
Denka Co. Ltd.	6,000	31,025
Denki Kogyo Co. Ltd.	1,000	5,155
Denso Corp.	10,300	435,912
Dentsu, Inc.	4,700	225,146
Denyo Co. Ltd.	200	3,478
Descente Ltd.	600	8,131
Dexerials Corp. (a)	600	5,875
DIC Corp.	1,200	43,229
Digital Garage, Inc.	500	9,404
Dip Corp.	500	10,167
Disco Corp.	600	96,046
DMG Mori Co. Ltd.	1,500	24,744
Don Quijote Holdings Co. Ltd.	2,500	94,865
Doshisha Co. Ltd.	300	5,712
Doutor Nichires Holdings Co. Ltd.	400	8,499
Dowa Holdings Co. Ltd.	4,000	30,267
DTS Corp.	300	9,189
Dunlop Sports Co. Ltd.	300	3,008
Duskin Co. Ltd.	600	15,448
DyDo Group Holdings, Inc.	100	5,042
Eagle Industry Co. Ltd.	300	5,073
Earth Chemical Co. Ltd.	200	10,303
East Japan Railway Co.	7,200	689,130

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Ebara Corp.	1,500	$41,676
EDION Corp.	1,000	9,085
The Ehime Bank Ltd.	300	3,784
The Eighteenth Bank Ltd.	2,000	5,732
Eiken Chemical Co. Ltd.	200	6,057
Eisai Co. Ltd.	5,900	326,162
Eizo Corp.	200	7,860
Elecom Co. Ltd.	200	4,046
Electric Power Development Co. Ltd.	3,200	79,172
Elematec Corp.	100	1,627
en-japan, Inc.	400	10,450
Enplas Corp.	100	3,084
EPS Holdings, Inc.	400	6,277
eRex Co. Ltd.	600	5,201
euglena Co. Ltd. (a) (b)	800	8,405
EXEDY Corp.	400	11,290
Ezaki Glico Co. Ltd.	700	37,724
F@N Communications, Inc.	700	6,201
FamilyMart UNY Holdings Co. Ltd.	1,700	97,395
Fancl Corp.	500	9,184
FANUC Corp.	4,200	811,036
Fast Retailing Co., Ltd.	1,200	400,309
FCC Co. Ltd.	500	10,097
FFRI, Inc. (a)	100	4,716
Fields Corp. (b)	200	2,149
Financial Products Group Co. Ltd.	900	8,601
Foster Electric Co. Ltd.	300	5,182
FP Corp.	300	16,236
France Bed Holdings Co. Ltd.	200	1,780
Frontier Real Estate Investment Corp.	27	111,235
Fudo Tetra Corp.	2,400	3,852
Fuji Co. Ltd.	300	7,683
Fuji Electric Co. Ltd.	13,000	68,712
Fuji Kyuko Co. Ltd.	1,000	10,834
Fuji Machine Manufacturing Co. Ltd.	1,000	14,433
Fuji Oil Holdings, Inc.	900	20,789
Fuji Pharma Co. Ltd.	100	3,404
Fuji Seal International, Inc.	600	16,583
Fuji Soft, Inc.	300	8,488
Fujibo Holdings, Inc.	200	5,624
Fujicco Co. Ltd.	300	6,871
FUJIFILM Holdings Corp.	9,000	323,974
Fujikura Ltd.	3,800	31,905
Fujimi, Inc.	300	6,211
Fujimori Kogyo Co. Ltd.	200	6,287
Fujita Kanko, Inc.	100	3,282
Fujitec Co. Ltd.	1,000	13,082
Fujitsu General Ltd.	900	20,885
Fujitsu Ltd.	43,000	317,457
Fujiya Co. Ltd.	100	2,231
Fukuda Denshi Co. Ltd.	100	7,225
Fukui Computer Holdings, Inc.	100	3,363
Fukuoka Financial Group, Inc.	17,000	80,979

	Number of Shares	Value
Fukuoka REIT Corp.	39	$59,952
Fukushima Industries Corp.	200	7,703
Fukuyama Transporting Co. Ltd. (b)	2,000	12,718
Funai Electric Co. Ltd.	200	1,604
Funai Soken Holdings, Inc.	400	10,198
Furukawa Co. Ltd.	4,000	6,965
Furukawa Electric Co. Ltd.	1,000	44,577
Fuso Chemical Co. Ltd.	300	9,744
Futaba Corp.	400	7,023
Futaba Industrial Co. Ltd.	800	7,247
Future Corp.	300	2,351
Fuyo General Lease Co. Ltd.	300	17,135
G-Tekt Corp.	200	3,737
Gecoss Corp.	100	1,198
Geo Holdings Corp.	400	4,148
Giken Ltd.	200	5,355
Global One Real Estate Investment Corp.	3	10,270
Glory Ltd.	900	29,556
GLP J-Reit	149	160,439
GMO internet, Inc. (b)	1,000	13,006
GMO Payment Gateway, Inc. (b)	300	16,656
GNI Group Ltd. (a)	2,000	11,823
Godo Steel Ltd.	100	1,783
Goldcrest Co. Ltd.	200	4,431
Goldwin, Inc.	100	6,143
Gree, Inc. (b)	1,500	13,083
GS Yuasa Corp.	5,000	21,798
GungHo Online Entertainment, Inc.	5,300	13,644
The Gunma Bank Ltd.	5,300	31,903
Gunze Ltd.	2,000	7,190
Gurunavi, Inc.	400	6,483
H2O Retailing Corp.	1,400	25,514
The Hachijuni Bank Ltd.	7,700	49,025
Hakuhodo DY Holdings, Inc.	5,200	69,143
Halows Co. Ltd.	100	2,101
Hamamatsu Photonics KK	2,900	89,236
Hankyu Hanshin Holdings, Inc.	5,300	190,739
Hankyu Reit, Inc.	8	9,879
Hanwa Co. Ltd.	3,000	21,513
Harmonic Drive Systems, Inc. (b)	400	13,916
Haseko Corp.	4,100	49,858
Hazama Ando Corp.	2,700	17,034
HEALIOS KK (a)	100	1,373
Hearts United Group Co. Ltd. (b)	200	3,043
Heiwa Corp.	800	17,850
Heiwa Real Estate Co. Ltd.	500	8,065
Heiwa Real Estate REIT, Inc.	16	12,438
Heiwado Co. Ltd.	400	8,569
Hibiya Engineering Ltd.	300	5,135
Hiday Hidaka Corp.	240	5,981
Hikari Tsushin, Inc.	400	42,123
Hino Motors Ltd.	6,100	67,847

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hiramatsu, Inc. (b)	200	$1,179
Hirata Corp.	100	10,408
Hirose Electric Co. Ltd.	700	99,990
The Hiroshima Bank Ltd.	13,000	57,779
HIS Co. Ltd. (b)	600	18,084
Hisaka Works Ltd.	300	2,608
Hisamitsu Pharmaceutical Co., Inc.	1,400	67,116
Hitachi Capital Corp.	800	19,280
Hitachi Chemical Co. Ltd.	2,100	62,777
Hitachi Construction Machinery Co. Ltd.	2,100	52,589
Hitachi High-Technologies Corp.	1,400	54,536
Hitachi Kokusai Electric, Inc.	800	18,692
Hitachi Ltd.	105,000	645,713
Hitachi Maxell Ltd.	500	10,257
Hitachi Metals Ltd.	5,200	72,571
Hitachi Transport System Ltd.	700	16,487
Hitachi Zosen Corp.	2,300	11,340
Hogy Medical Co.	200	13,347
Hokkaido Electric Power Co., Inc.	3,000	22,879
The Hokkoku Bank Ltd.	3,000	11,540
The Hokuetsu Bank Ltd.	300	7,143
Hokuetsu Kishu Paper Co. Ltd.	2,100	16,473
Hokuhoku Financial Group, Inc.	1,800	28,784
Hokuriku Electric Power Co. (b)	2,500	22,517
Hokuto Corp.	400	7,041
Honda Motor Co. Ltd.	37,400	1,021,883
Horiba Ltd.	500	30,468
Hoshino Resorts REIT, Inc.	3	15,391
Hoshizaki Corp.	1,100	99,575
Hosiden Corp.	800	9,174
House Foods Group, Inc.	900	22,569
Hoya Corp.	8,600	447,903
Hulic Co. Ltd. (b)	23,000	235,092
Hulic Reit, Inc.	56	87,379
The Hyakugo Bank Ltd.	4,000	16,293
The Hyakujushi Bank Ltd.	4,000	13,234
Ibiden Co. Ltd.	1,700	29,324
IBJ Leasing Co. Ltd.	400	9,614
Ichibanya Co. Ltd. (b)	200	6,843
Ichigo Office REIT Investment (b)	17	10,572
Ichigo, Inc. (b)	3,800	11,360
Ichiyoshi Securities Co. Ltd.	600	5,044
Icom, Inc.	200	4,479
Idec Corp.	500	6,515
Idemitsu Kosan Co. Ltd.	1,800	51,001
IDOM, Inc. (b)	900	6,213
IHI Corp. (a)	35,000	119,471
Iida Group Holdings Co. Ltd.	3,500	58,346
Iino Kaiun Kaisha Ltd.	1,400	6,010
Inaba Denki Sangyo Co. Ltd.	400	15,203
Inabata & Co. Ltd.	700	9,305

	Number of Shares	Value
Industrial & Infrastructure Fund Investment Corp. (b)	21	$95,247
Ines Corp.	400	4,009
Infocom Corp.	200	3,846
Infomart Corp. (b)	1,200	9,123
Information Services International-Dentsu Ltd.	200	4,694
Inpex Corp.	19,900	191,919
Internet Initiative Japan, Inc.	400	7,259
Invesco Office J-Reit, Inc.	11	10,267
Investors Cloud Co. Ltd.	100	4,892
Invincible Investment Corp.	186	79,949
Iriso Electronics Co. Ltd.	100	8,064
Iseki & Co. Ltd.	200	3,921
Isetan Mitsukoshi Holdings Ltd.	7,300	73,342
Ishihara Sangyo Kaisha Ltd. (a)	500	5,128
Istyle, Inc.	400	3,169
Isuzu Motors Ltd.	11,900	147,182
Ito En Ltd.	800	29,224
ITOCHU Corp.	32,700	486,687
Itochu Enex Co. Ltd.	700	6,209
Itochu Techno-Solutions Corp.	700	24,531
Itochu-Shokuhin Co. Ltd.	100	4,208
Itoham Yonekyu Holdings, Inc.	2,100	19,053
Itoki Corp.	600	5,152
Iwatani Corp.	3,000	18,631
The Iyo Bank Ltd.	3,600	29,867
Izumi Co. Ltd.	600	34,035
J Front Retailing Co. Ltd.	5,300	81,572
J Trust Co. Ltd.	1,000	7,890
J-Oil Mills, Inc.	100	3,561
JAC Recruitment Co. Ltd.	300	4,542
Jaccs Co. Ltd.	2,000	9,745
Jafco Co. Ltd.	500	20,215
Jamco Corp.	100	2,201
Japan Airlines Co. Ltd.	2,800	86,621
Japan Airport Terminal Co. Ltd.	1,200	45,967
Japan Asset Marketing Co. Ltd. (a) (b)	2,700	3,274
Japan Aviation Electronics Industry Ltd.	1,000	13,869
Japan Cash Machine Co. Ltd. (b)	200	2,085
Japan Communications, Inc. (a) (b)	2,100	3,106
Japan Display, Inc. (a) (b)	6,000	11,335
Japan Drilling Co. Ltd. (a)	100	2,003
Japan Excellent, Inc.	71	78,967
Japan Exchange Group, Inc.	11,500	208,893
Japan Hotel REIT Investment Corp.	224	158,329
Japan Lifeline Co. Ltd.	300	12,732
Japan Logistics Fund, Inc.	49	101,716
Japan Material Co. Ltd.	400	7,487
Japan Petroleum Exploration Co.	500	10,403
Japan Post Bank Co. Ltd.	8,400	107,651
Japan Post Holdings Co. Ltd.	10,200	126,637
Japan Prime Realty Investment Corp.	56	193,914

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Japan Pulp & Paper Co. Ltd.	2,000	$7,554
Japan Radio Co. Ltd.	200	2,570
Japan Real Estate Investment Corp.	82	407,539
Japan Rental Housing Investments, Inc.	94	69,354
Japan Retail Fund Investment Corp.	172	317,317
Japan Securities Finance Co. Ltd.	1,400	7,263
The Japan Steel Works Ltd.	1,000	15,675
Japan Tissue Engineering Co. Ltd. (a) (b)	300	3,352
Japan Tobacco, Inc.	24,000	843,546
The Japan Wool Textile Co. Ltd.	800	6,674
JCR Pharmaceuticals Co. Ltd.	200	5,075
Jeol Ltd.	1,000	5,245
JFE Holdings, Inc.	11,800	205,271
JGC Corp.	4,500	73,084
JIG-SAW, Inc. (a)	100	5,650
Jimoto Holdings, Inc.	2,600	4,729
JINS, Inc.	200	11,157
Joshin Denki Co. Ltd.	1,000	14,452
Joyful Honda Co. Ltd.	400	12,226
JSP Corp.	200	6,039
JSR Corp.	4,500	77,700
JTEKT Corp.	5,200	76,340
The Juroku Bank Ltd.	4,000	12,640
Justsystems Corp.	500	7,446
JVC Kenwood Corp.	2,100	6,277
JXTG Holdings, Inc.	67,650	295,992
K&O Energy Group, Inc.	200	3,158
K’s Holdings Corp. (b)	1,200	23,451
kabu.com Securities Co. Ltd.	2,000	6,747
Kadokawa Dwango (a)	900	11,649
Kaga Electronics Co. Ltd.	200	4,107
Kagome Co. Ltd.	1,100	33,495
Kajima Corp.	19,000	160,440
Kakaku.com, Inc.	3,500	50,314
Kaken Pharmaceutical Co., Ltd.	500	27,311
Kameda Seika Co. Ltd.	200	9,776
Kamei Corp.	200	2,724
Kamigumi Co. Ltd.	5,000	52,472
Kanamoto Co. Ltd.	400	13,321
Kandenko Co. Ltd.	1,000	10,517
Kaneka Corp.	7,000	53,445
Kanematsu Corp.	6,000	12,299
Kanematsu Electronics Ltd.	200	6,154
The Kansai Electric Power Co., Inc.	14,800	204,096
Kansai Paint Co. Ltd.	4,500	103,699
Kansai Super Market Ltd.	200	2,758
Kansai Urban Banking Corp.	400	4,791
Kanto Denka Kogyo Co. Ltd.	500	4,411
Kao Corp.	10,800	641,915
Kappa Create Co. Ltd. (a) (b)	400	4,543
Kasai Kogyo Co. Ltd.	300	3,876
Katakura Industries Co. Ltd.	400	4,741

	Number of Shares	Value
Kato Sangyo Co. Ltd.	300	$8,064
Kato Works Co. Ltd.	100	2,820
Kawasaki Heavy Industries Ltd.	34,000	100,766
Kawasaki Kisen Kaisha Ltd. (a) (b)	14,000	33,671
KDDI Corp.	40,000	1,059,683
Keihan Holdings Co., Ltd.	10,000	63,641
Keihin Corp.	600	8,207
Keikyu Corp.	10,000	120,613
Keio Corp.	12,000	100,491
Keisei Electric Railway Co. Ltd.	2,900	77,537
The Keiyo Bank Ltd.	3,000	13,009
Keiyo Co. Ltd. (b)	400	2,782
Kenedix Office Investment Corp.	22	117,354
Kenedix Residential Investment Corp.	5	12,465
Kenedix Retail REIT Corp.	30	63,358
Kenedix, Inc.	3,500	16,524
Kenko Mayonnaise Co. Ltd. (b)	200	5,770
Kewpie Corp.	1,600	41,966
Key Coffee, Inc.	300	5,867
Keyence Corp.	2,100	924,354
KH Neochem Co. Ltd.	400	7,663
Kikkoman Corp.	3,000	95,967
Kinden Corp.	1,900	30,657
Kintetsu Department Store Co. Ltd. (a)	1,000	3,127
Kintetsu Group Holdings Co. Ltd.	40,000	154,238
Kintetsu World Express, Inc.	500	8,833
Kirin Holdings Co. Ltd.	19,100	389,451
Kisoji Co. Ltd.	300	7,314
Kissei Pharmaceutical Co. Ltd.	400	10,847
Kitz Corp.	1,200	11,219
The Kiyo Bank Ltd.	900	15,616
KNT-CT Holdings Co. Ltd. (a)	2,000	3,082
Koa Corp.	500	9,280
Koatsu Gas Kogyo Co. Ltd.	300	2,169
Kobayashi Pharmaceutical Co. Ltd.	700	41,603
Kobe Bussan Co. Ltd.	200	9,493
Kobe Steel Ltd. (a)	6,700	69,068
Koei Tecmo Holdings Co. Ltd.	700	13,897
Kohnan Shoji Co. Ltd.	400	7,460
Koito Manufacturing Co. Ltd.	2,400	123,972
Kokuyo Co. Ltd.	1,200	16,398
Komatsu Ltd.	20,100	512,417
KOMEDA Holdings Co. Ltd.	400	6,382
Komeri Co. Ltd.	500	12,732
Komori Corp.	700	9,022
Konami Holdings Corp.	2,100	116,839
Konica Minolta, Inc.	9,700	80,740
Konishi Co. Ltd.	400	5,730
Konoike Transport Co. Ltd.	400	5,460
Kose Corp.	700	76,588
Koshidaka Holdings Co. Ltd.	200	5,002
Kotobuki Spirits Co. Ltd.	300	9,813
Kubota Corp.	22,900	385,902

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Kumagai Gumi Co. Ltd.	5,000	$16,074
Kumiai Chemical Industry Co. Ltd.	1,571	9,051
Kura Corp.	100	4,603
Kurabo Industries Ltd.	3,000	6,937
Kuraray Co. Ltd.	7,400	134,444
Kureha Corp.	200	9,911
Kurita Water Industries Ltd.	2,000	54,577
Kuroda Electric Co. Ltd.	400	7,844
Kusuri no Aoki Holdings Co. Ltd.	200	10,477
KYB Corp.	3,000	15,411
Kyocera Corp.	6,900	400,037
Kyodo Printing Co. Ltd.	1,000	3,406
Kyoei Steel Ltd.	300	4,981
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	6,442
Kyokuto Securities Co. Ltd.	300	4,302
KYORIN Holdings, Inc.	600	13,335
Kyoritsu Maintenance Co. Ltd.	500	14,552
Kyowa Exeo Corp.	1,200	20,209
Kyowa Hakko Kirin Co. Ltd.	5,400	100,489
Kyudenko Corp.	600	21,513
Kyushu Electric Power Co, Inc.	8,900	108,168
Kyushu Financial Group, Inc.	8,600	54,438
Kyushu Railway Co.	3,600	116,861
Laox Co. Ltd. (a)	400	2,099
LaSalle Logiport REIT	18	18,132
Lasertec Corp.	600	8,383
Lawson, Inc.	1,100	76,873
Leopalace21 Corp.	3,600	22,360
Life Corp.	200	5,626
LIFULL Co. Ltd. (b)	700	6,147
LINE Corp. (a) (b)	1,000	34,694
Linical Co. Ltd.	200	3,187
Link And Motivation, Inc.	500	3,603
Lintec Corp.	700	16,774
Lion Corp.	5,000	103,596
LIXIL Group Corp.	5,500	137,700
M&A Capital Partners Co. Ltd. (a)	100	4,615
M3, Inc.	4,700	129,773
Mabuchi Motor Co. Ltd.	1,200	59,859
Macnica Fuji Electronics Holdings, Inc.	500	7,327
Maeda Corp.	2,000	22,060
Maeda Kosen Co. Ltd.	200	3,024
Maeda Road Construction Co. Ltd.	1,000	19,967
Makino Milling Machine Co. Ltd.	1,000	8,284
Makita Corp.	4,800	177,743
Mandom Corp.	300	16,291
Mani, Inc.	400	10,468
Mars Engineering Corp.	100	2,201
Marubeni Corp.	36,100	233,717
Marudai Food Co. Ltd.	2,000	9,353
Maruha Nichiro Corp.	600	15,847
Marui Group Co. Ltd.	4,000	59,058
Maruichi Steel Tube Ltd.	1,000	29,099

	Number of Shares	Value
Marusan Securities Co. Ltd. (b)	800	$6,665
Maruwa Co. Ltd.	100	4,144
Maruzen Showa Unyu Co. Ltd.	1,000	4,197
Marvelous, Inc. (b)	400	3,928
Matsuda Sangyo Co. Ltd.	200	2,644
Matsui Securities Co. Ltd.	1,700	13,885
Matsumotokiyoshi Holdings Co. Ltd.	600	34,165
Matsuya Co. Ltd.	400	3,828
Matsuya Foods Co. Ltd.	100	3,742
Mazda Motor Corp.	12,400	173,540
McDonald’s Holdings Co. Japan Ltd. (b)	1,500	57,511
MCJ Co. Ltd.	500	5,273
MCUBS MidCity Investment Corp. (b)	4	11,966
Mebuki Financial Group Inc.	21,700	80,893
Medipal Holdings Corp.	4,000	74,094
Megachips Corp. (b)	200	4,951
Megmilk Snow Brand Co. Ltd.	700	19,514
Meidensha Corp.	3,000	10,305
MEIJI Holdings Co. Ltd.	2,600	210,876
Meiko Network Japan Co. Ltd.	300	4,000
Meitec Corp.	400	17,052
Melco Holdings, Inc.	100	2,853
Menicon Co. Ltd.	200	6,571
METAWATER Co. Ltd.	200	5,490
Micronics Japan Co. Ltd. (b)	400	3,965
The Mie Bank Ltd.	100	2,269
Milbon Co. Ltd.	200	11,254
Mimasu Semiconductor Industry Co. Ltd.	200	3,019
The Minato Bank Ltd.	200	3,793
MINEBEA MITSUMI, Inc.	8,500	137,192
Ministop Co. Ltd.	200	4,192
Miraca Holdings, Inc.	1,100	49,557
Mirait Holdings Corp. (b)	800	8,996
Miroku Jyoho Service Co. Ltd.	300	6,381
Misawa Homes Co. Ltd.	300	2,697
MISUMI Group, Inc.	5,900	134,869
Mitsuba Corp.	400	7,396
Mitsubishi Chemical Holding Corp.	31,500	261,601
Mitsubishi Corp.	33,000	693,234
Mitsubishi Electric Corp.	42,200	608,674
Mitsubishi Estate Co. Ltd.	80,000	1,494,507
Mitsubishi Gas Chemical Co., Inc.	4,300	91,141
Mitsubishi Heavy Industries Ltd.	68,000	279,012
Mitsubishi Logistics Corp.	2,000	26,655
Mitsubishi Materials Corp.	2,500	75,885
Mitsubishi Motors Corp.	15,400	101,765
Mitsubishi Nichiyu Forklift Co. Ltd.	500	3,470
Mitsubishi Paper Mills Ltd. (a)	300	2,159
Mitsubishi Pencil Co. Ltd.	600	16,929
Mitsubishi Research Institute, Inc.	100	2,901
Mitsubishi Shokuhin Co. Ltd.	200	5,744

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mitsubishi Steel Manufacturing Co. Ltd.	2,000	$4,715
Mitsubishi Tanabe Pharma Corp.	4,600	106,544
Mitsubishi UFJ Financial Group, Inc.	262,100	1,767,503
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,500	46,592
Mitsuboshi Belting Ltd.	1,000	11,110
Mitsui & Co. Ltd.	37,300	533,977
Mitsui Chemicals, Inc.	20,000	106,184
Mitsui Engineering & Shipbuilding Co. Ltd.	12,000	17,128
Mitsui Fudosan Co. Ltd.	62,100	1,484,652
Mitsui Fudosan Logistics Park, Inc.	3	8,965
Mitsui High-Tec, Inc.	300	4,810
Mitsui Mining & Smelting Co. Ltd.	9,000	35,326
Mitsui OSK Lines Ltd.	27,000	79,495
Mitsui Sugar Co. Ltd.	200	5,800
Mitsui-Soko Holdings Co. Ltd.	2,000	5,468
Miura Co. Ltd.	1,400	27,307
Mixi, Inc.	1,000	55,463
The Miyazaki Bank Ltd.	2,000	6,589
Mizuho Financial Group, Inc.	526,500	964,914
Mizuno Corp.	1,000	5,703
Mochida Pharmaceutical Co. Ltd.	200	14,436
Modec, Inc.	300	6,690
Monex Group, Inc.	2,800	7,425
MonotaRO Co. Ltd. (b)	900	29,055
Mori Hills REIT Investment Corp. (b)	86	105,685
Mori Trust Hotel Reit, Inc.	5	6,784
Mori Trust Sogo Reit, Inc.	60	96,884
Morinaga & Co. Ltd.	500	28,362
Morinaga Milk Industry Co. Ltd.	3,000	22,832
Morita Holdings Corp.	400	6,278
Morpho, Inc. (a)	100	4,921
MOS Food Services, Inc.	400	12,302
MS&AD Insurance Group Holdings, Inc.	10,400	350,663
MTI Ltd.	400	2,585
Murata Manufacturing Co. Ltd.	4,200	639,947
Musashi Seimitsu Industry Co. Ltd.	300	8,705
The Musashino Bank Ltd.	400	12,303
Nabtesco Corp. (b)	2,600	75,727
Nachi-Fujikoshi Corp.	3,000	17,078
Nagaileben Co. Ltd.	300	6,984
Nagase & Co. Ltd.	1,600	24,378
Nagoya Railroad Co. Ltd. (b)	20,000	93,301
Nakanishi, Inc.	300	12,150
Nakayama Steel Works Ltd.	300	1,736
Namura Shipbuilding Co. Ltd.	700	4,129
Nankai Electric Railway Co. Ltd.	8,000	41,403
NanoCarrier Co. Ltd. (a) (b)	500	3,164
The Nanto Bank Ltd.	300	8,535
NEC Capital Solutions Ltd.	100	1,647

	Number of Shares	Value
NEC Corp.	55,000	$146,090
NEC Networks & System Integration Corp.	300	6,526
NET One Systems Co. Ltd.	1,200	11,380
Neturen Co. Ltd.	500	4,749
Nexon Co. Ltd. (a)	4,200	83,162
NGK Insulators Ltd.	5,500	109,915
NGK Spark Plug Co. Ltd.	4,000	85,392
NH Foods Ltd.	4,000	121,599
NHK Spring Co. Ltd.	3,200	33,708
Nichi-iko Pharmaceutical Co. Ltd. (b)	600	9,371
Nichias Corp.	2,000	23,150
Nichicon Corp. (b)	700	7,535
Nichiden Corp.	100	3,481
Nichiha Corp.	400	14,129
NichiiGakkan Co. Ltd.	500	4,968
Nichirei Corp.	1,800	50,477
Nidec Corp.	5,200	533,977
Nifco, Inc.	600	32,244
Nihon Chouzai Co. Ltd. (b)	100	3,175
Nihon Kohden Corp.	1,200	27,752
Nihon M&A Center, Inc.	1,000	36,605
Nihon Nohyaku Co. Ltd.	700	4,131
Nihon Parkerizing Co. Ltd.	1,500	22,397
Nihon Trim Co. Ltd.	100	4,084
Nihon Unisys Ltd.	1,100	17,418
Nikkiso Co. Ltd.	800	7,699
Nikkon Holdings Co. Ltd.	900	20,840
Nikon Corp.	7,000	112,032
Nintendo Co. Ltd.	2,400	803,256
Nippo Corp.	1,000	20,132
Nippon Accommodations Fund, Inc.	27	112,878
Nippon Beet Sugar Manufacturing Co. Ltd.	100	1,915
Nippon Building Fund, Inc. (b)	86	438,870
Nippon Ceramic Co. Ltd.	200	4,657
Nippon Chemi-Con Corp.	2,000	7,271
Nippon Denko Co. Ltd.	1,400	4,955
Nippon Densetsu Kogyo Co. Ltd.	500	10,292
Nippon Electric Glass Co. Ltd.	1,800	65,683
Nippon Express Co. Ltd.	18,000	112,834
Nippon Flour Mills Co. Ltd.	800	12,841
Nippon Gas Co. Ltd.	600	19,466
Nippon Kanzai Co. Ltd.	300	5,315
Nippon Kayaku Co. Ltd. (b)	2,000	28,334
Nippon Koei Co. Ltd.	200	5,688
Nippon Light Metal Holdings Co. Ltd.	8,900	21,185
Nippon Paint Holdings Co. Ltd. (b)	3,700	140,384
Nippon Paper Industries Co. Ltd.	1,600	32,772
Nippon Parking Development Co. Ltd. (b)	3,100	4,501
Nippon Prologis REIT, Inc.	108	229,971
NIPPON REIT Investment Corp. (b)	6	15,889

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Nippon Road Co. Ltd.	1,000	$5,277
Nippon Seiki Co. Ltd.	1,000	20,134
Nippon Sharyo Ltd. (a) (b)	1,000	2,556
Nippon Sheet Glass Co. Ltd. (a)	1,200	9,937
Nippon Shinyaku Co. Ltd.	700	44,870
Nippon Shokubai Co. Ltd.	400	25,782
Nippon Signal Co. Ltd.	700	6,454
Nippon Soda Co. Ltd.	2,000	11,073
Nippon Steel & Sumikin Bussan Corp.	200	9,613
Nippon Steel & Sumitomo Metal Corp.	16,600	375,744
Nippon Suisan Kaisha Ltd.	4,500	26,347
Nippon Telegraph & Telephone Corp.	15,100	714,288
Nippon Thompson Co. Ltd.	800	4,234
Nippon Yusen KK (a)	36,000	67,113
Nipro Corp.	2,100	27,410
Nishi-Nippon Financial Holdings, Inc.	2,200	22,928
Nishi-Nippon Railroad Co. Ltd.	5,000	22,493
Nishimatsu Construction Co. Ltd.	4,000	21,239
Nishimatsuya Chain Co. Ltd.	600	6,145
Nishio Rent All Co. Ltd.	300	9,582
Nissan Chemical Industries Ltd.	2,600	86,005
Nissan Motor Co. Ltd.	50,400	502,465
Nissan Shatai Co. Ltd.	1,100	10,965
Nissha Printing Co. Ltd. (b)	500	13,899
The Nisshin Oillio Group Ltd.	2,000	11,748
Nisshin Seifun Group, Inc.	4,600	75,550
Nisshin Steel Co. Ltd.	700	7,706
Nisshinbo Holdings, Inc.	1,800	18,297
Nissin Corp.	1,000	4,853
Nissin Electric Co. Ltd.	700	7,436
Nissin Foods Holdings Co. Ltd.	1,300	81,280
Nissin Kogyo Co. Ltd.	700	11,138
Nitori Holdings Co. Ltd.	1,700	227,497
Nitta Corp.	300	9,351
Nittetsu Mining Co. Ltd.	100	5,379
Nitto Boseki Co. Ltd.	2,000	9,635
Nitto Denko Corp.	3,500	288,724
Nitto Kogyo Corp.	400	6,324
Nitto Kohki Co. Ltd.	100	2,293
Noevir Holdings Co. Ltd.	300	15,287
NOF Corp.	2,000	25,494
Nohmi Bosai Ltd.	300	4,326
Nojima Corp.	500	7,766
NOK Corp.	2,300	48,726
Nomura Co. Ltd.	600	13,693
Nomura Holdings, Inc.	79,200	476,645
Nomura Real Estate Holdings, Inc.	8,100	158,729
Nomura Real Estate Master Fund, Inc.	264	360,477
Nomura Research Institute Ltd.	2,800	110,504
Noritake Co. Ltd.	200	6,857
Noritz Corp.	400	7,946
North Pacific Bank Ltd.	5,000	17,535
NS Solutions Corp.	500	11,909

	Number of Shares	Value
NS United Kaiun Kaisha Ltd.	1,000	$2,017
NSD Co. Ltd.	500	9,017
NSK Ltd.	7,900	99,251
NTN Corp.	7,000	32,454
NTT Data Corp.	13,500	150,455
NTT DOCOMO, Inc.	30,300	715,236
NTT Urban Development Corp.	6,700	64,574
Obara Group, Inc.	200	10,922
Obayashi Corp.	14,000	164,790
OBIC Business Consultants Co. Ltd.	100	5,227
Obic Co. Ltd.	1,500	92,319
Odakyu Electric Railway Co. Ltd.	6,200	125,164
The Ogaki Kyoritsu Bank Ltd.	5,000	14,436
Ohsho Food Service Corp.	200	7,624
Oiles Corp. (b)	300	5,312
The Oita Bank Ltd.	2,000	7,708
Oji Holdings Corp.	19,000	98,318
Okabe Co. Ltd.	600	5,537
Okamoto Industries, Inc.	1,000	11,638
Okamura Corp.	1,000	9,504
Okasan Securities Group, Inc.	2,000	12,881
Oki Electric Industry Co. Ltd.	1,300	18,460
The Okinawa Electric Power Co., Inc.	550	12,576
OKUMA Corp.	2,000	19,060
Okumura Corp.	2,000	13,470
Olympus Corp.	6,300	230,243
Omron Corp.	4,000	174,015
OncoTherapy Science, Inc. (a)	1,700	4,558
Ono Pharmaceutical Co. Ltd.	8,900	194,419
Onward Holdings Co. Ltd.	2,000	14,809
Open House Co. Ltd.	500	15,429
Optex Co. Ltd. (b)	200	6,486
Oracle Corp.	800	51,990
Orient Corp.	5,700	9,965
Oriental Land Co. Ltd.	4,700	318,376
ORIX Corp.	28,600	444,559
Orix JREIT, Inc.	154	227,151
Osaka Gas Co. Ltd.	41,000	167,771
Osaka Soda Co. Ltd.	1,000	4,854
Osaka Steel Co. Ltd.	200	3,873
OSAKA Titanium Technologies Co. Ltd.	300	4,968
Osaki Electric Co. Ltd.	1,000	7,493
OSG Corp.	1,100	22,427
OSJB Holdings Corp. (b)	1,900	4,958
Otsuka Corp.	1,200	74,515
Otsuka Holdings Co. Ltd.	8,500	362,503
Outsourcing, Inc. (b)	200	9,767
Oyo Corp.	200	2,816
Pacific Industrial Co. Ltd. (b)	600	7,806
Pacific Metals Co. Ltd. (a) (b)	2,000	5,262
The Pack Corp.	200	6,356
PAL GROUP Holdings Co. Ltd.	200	5,202

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PALTAC CORPORATION	400	$13,490
Panasonic Corp.	48,300	656,962
Paramount Bed Holdings Co. Ltd.	200	8,753
Parco Co. Ltd.	200	2,410
Park24 Co. Ltd. (b)	2,200	55,871
PC Depot Corp. (b)	600	3,099
Penta-Ocean Construction Co. Ltd.	3,900	22,188
PeptiDream, Inc. (a) (b)	1,200	38,139
Pigeon Corp.	1,700	61,691
Pilot Corp.	600	25,488
Piolax, Inc.	400	11,173
Pioneer Corp. (a)	4,300	8,631
Plenus Co. Ltd.	300	6,341
Pola Orbis Holdings, Inc. (b)	2,200	58,101
Premier Investment Corp.	77	75,201
Press Kogyo Co. Ltd.	1,300	6,049
Pressance Corp.	600	7,936
Prestige International, Inc.	600	6,490
Prima Meat Packers Ltd.	2,000	11,754
Proto Corp.	200	3,117
Qol Co. Ltd.	200	3,002
Raito Kogyo Co. Ltd.	600	6,352
Rakuten, Inc.	20,400	240,480
Recruit Holdings Co. Ltd.	23,700	407,853
Relia, Inc.	600	6,524
Relo Group, Inc.	1,700	33,127
Rengo Co. Ltd.	2,900	16,837
Resona Holdings, Inc.	48,900	270,217
Resorttrust, Inc.	1,300	23,963
Ricoh Co. Ltd.	16,000	141,559
Ricoh Leasing Co. Ltd.	200	7,006
Right On Co. Ltd.	200	1,748
Riken Corp.	100	4,521
Riken Vitamin Co. Ltd.	100	3,917
Ringer Hut Co. Ltd.	300	6,499
Rinnai Corp.	800	74,643
Riso Kagaku Corp.	300	5,852
Rock Field Co. Ltd.	300	5,158
Rohm Co. Ltd.	2,100	161,782
Rohto Pharmaceutical Co. Ltd.	1,400	28,979
Rokko Butter Co. Ltd.	200	4,725
Roland DG Corp.	200	4,556
Round One Corp.	900	8,523
Royal Holdings Co. Ltd. (b)	400	9,162
Ryobi Ltd.	2,000	8,149
Ryohin Keikaku Co. Ltd.	500	124,973
Ryosan Co. Ltd.	400	14,582
Ryoyo Electro Corp.	300	4,786
S Foods, Inc.	200	7,361
Sac’s Bar Holdings, Inc.	200	2,244
Saizeriya Co. Ltd.	400	11,650
Sakai Chemical Industry Co. Ltd.	1,000	3,848
Sakai Moving Service Co. Ltd. (b)	200	7,735

	Number of Shares	Value
Sakata INX Corp.	600	$9,576
Sakata Seed Corp.	400	12,430
San-A Co. Ltd.	300	13,267
San-Ai Oil Co. Ltd.	700	7,164
The San-In Godo Bank Ltd.	2,400	20,241
SanBio Co. Ltd. (a)	200	2,503
Sanden Holdings Corp. (a)	2,000	5,779
Sangetsu Corp.	800	13,897
Sanken Electric Co. Ltd.	2,000	8,428
Sanki Engineering Co. Ltd.	700	7,867
Sankyo Co. Ltd.	800	27,136
Sankyo Tateyama, Inc. (b)	400	6,113
Sankyu, Inc.	4,000	26,110
Sanrio Co. Ltd. (b)	700	13,723
Santen Pharmaceutical Co. Ltd.	8,000	108,654
Sanwa Holdings Corp.	3,000	31,667
Sanyo Chemical Industries Ltd.	200	9,419
Sanyo Denki Co. Ltd.	1,000	10,270
Sanyo Special Steel Co. Ltd.	1,000	5,677
Sapporo Holdings Ltd.	900	24,807
Sato Holdings Corp.	400	10,008
Sawai Pharmaceutical Co. Ltd. (b)	500	28,105
SBI Holdings, Inc.	3,900	52,950
SCREEN Holdings Co. Ltd.	600	39,895
SCSK Corp.	700	31,449
Secom Co. Ltd.	4,500	341,909
Sega Sammy Holdings, Inc.	3,300	44,487
Seibu Holdings, Inc.	4,200	77,777
Seikagaku Corp.	500	8,345
Seiko Epson Corp.	5,800	129,279
Seiko Holdings Corp. (b)	2,000	8,188
Seino Holdings Co. Ltd.	2,200	29,278
Seiren Co. Ltd.	700	11,024
Sekisui Chemical Co. Ltd.	8,700	156,077
Sekisui House Ltd.	13,100	231,008
Sekisui House Reit, Inc.	50	59,602
Sekisui House SI Residential Investment Corp. (b)	62	65,245
Sekisui Jushi Corp.	400	7,350
Sekisui Plastics Co. Ltd.	300	2,448
Senko Group Holdings Co. Ltd.	1,400	9,108
Senshu Ikeda Holdings, Inc.	3,500	14,797
Senshukai Co. Ltd. (b)	300	2,163
Septeni Holdings Co. Ltd. (b)	1,000	3,139
Seria Co. Ltd.	600	28,967
Seven & i Holdings Co. Ltd.	16,500	680,355
Seven Bank Ltd. (b)	14,000	50,202
Sharp Corp. (a) (b)	31,000	115,375
Shibuya Corp.	200	6,036
The Shiga Bank Ltd. (b)	3,000	15,504
The Shikoku Bank Ltd.	3,000	8,381
Shikoku Chemicals Corp.	1,000	12,322
Shikoku Electric Power Co., Inc.	2,500	29,500

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Shima Seiki Manufacturing Ltd.	300	$14,014
Shimachu Co. Ltd.	700	16,696
Shimadzu Corp.	5,800	110,565
Shimamura Co. Ltd.	500	61,193
Shimano, Inc.	1,600	253,593
Shimizu Corp.	12,000	127,394
Shin-Etsu Chemical Co. Ltd.	8,500	772,157
Shin-Etsu Polymer Co. Ltd.	600	4,698
Shindengen Electric Manufacturing Co. Ltd.	1,000	5,444
Shinko Electric Industries Co. Ltd.	1,000	8,496
Shinko Plantech Co. Ltd.	600	4,642
Shinmaywa Industries Ltd.	1,000	8,456
Shinnihon Corp.	400	3,255
Shinsei Bank Ltd.	35,000	61,227
Shionogi & Co. Ltd.	6,400	356,990
Ship Healthcare Holdings, Inc.	700	21,803
Shiseido Co. Ltd.	8,300	295,685
The Shizuoka Bank Ltd.	11,000	99,645
Shizuoka Gas Co. Ltd.	800	5,333
SHO-BOND Holdings Co. Ltd. (b)	400	20,201
Shochiku Co. Ltd.	1,000	12,769
Shoei Foods Corp.	200	5,909
Showa Corp. (a)	700	6,797
Showa Denko KK	2,000	46,554
Showa Sangyo Co. Ltd.	1,000	5,499
Showa Shell Sekiyu KK	4,700	43,671
Siix Corp.	200	7,938
Sinko Industries Ltd.	300	4,810
Sintokogio Ltd.	600	6,239
SKY Perfect JSAT Holdings, Inc.	2,100	9,041
Skylark Co. Ltd. (b)	1,700	24,486
SMC Corp.	1,200	365,464
SMK Corp.	1,000	3,837
SMS Co. Ltd.	500	15,190
Sodick Co. Ltd.	700	8,160
SoftBank Group Corp.	18,000	1,462,402
Sogo Medical Co. Ltd.	100	4,321
Sohgo Security Services Co. Ltd.	1,600	72,124
Sojitz Corp.	19,500	47,991
Sompo Holdings, Inc.	7,700	298,700
Sony Corp.	27,600	1,052,800
Sony Financial Holdings, Inc.	4,200	71,935
Sosei Group Corp. (a) (b)	200	22,050
Sotetsu Holdings, Inc.	6,000	29,764
Sparx Group Co. Ltd.	1,200	2,312
Square Enix Holdings Co. Ltd.	1,300	42,667
St Marc Holdings Co. Ltd.	200	6,120
Stanley Electric Co. Ltd.	3,200	96,782
Star Micronics Co. Ltd.	500	8,094
Start Today Co. Ltd.	4,200	103,536
Starts Corp., Inc.	400	9,529
Starzen Co. Ltd.	100	4,376

	Number of Shares	Value
Stella Chemifa Corp.	100	$2,590
Studio Alice Co. Ltd.	100	2,041
Subaru Corp.	13,400	452,925
Sugi Holdings Co. Ltd.	600	32,164
Sumco Corp.	3,300	47,741
Sumitomo Bakelite Co. Ltd.	3,000	21,184
Sumitomo Chemical Co. Ltd.	33,000	190,352
Sumitomo Corp.	25,800	336,352
Sumitomo Dainippon Pharma Co. Ltd.	3,700	50,546
Sumitomo Densetsu Co. Ltd.	200	2,898
Sumitomo Electric Industries Ltd.	16,700	257,710
Sumitomo Forestry Co. Ltd.	2,000	31,494
Sumitomo Heavy Industries Ltd.	13,000	86,038
Sumitomo Metal Mining Co. Ltd. (b)	11,000	147,258
Sumitomo Mitsui Construction Co. Ltd.	11,600	12,412
Sumitomo Mitsui Financial Group, Inc.	29,300	1,146,238
Sumitomo Mitsui Trust Holdings, Inc.	7,100	254,717
Sumitomo Osaka Cement Co. Ltd.	6,000	28,510
Sumitomo Realty & Development Co. Ltd.	27,000	834,551
Sumitomo Riko Co. Ltd.	500	5,157
Sumitomo Rubber Industries Ltd. (b)	4,400	74,411
Sumitomo Seika Chemicals Co. Ltd.	200	9,836
The Sumitomo Warehouse Co. Ltd.	2,000	12,702
Sun Frontier Fudousan Co. Ltd.	300	3,020
Sundrug Co. Ltd.	1,600	59,713
Suntory Beverage & Food Ltd.	3,100	144,215
Suruga Bank Ltd.	3,700	89,909
Suzuken Co. Ltd.	1,400	46,549
Suzuki Motor Corp.	7,500	356,443
Sysmex Corp.	3,400	203,334
Systena Corp.	200	4,020
T&D Holdings, Inc.	11,700	179,233
T-Gaia Corp.	300	5,697
Tachi-S Co. Ltd.	400	7,313
Tadano Ltd.	1,400	16,866
Taiheiyo Cement Corp.	26,000	94,967
Taiho Kogyo Co. Ltd. (b)	200	2,535
Taikisha Ltd.	400	10,573
Taisei Corp.	22,000	201,044
Taisho Pharmaceutical Holdings Co. Ltd.	600	45,705
Taiyo Holdings Co. Ltd.	300	13,507
Taiyo Nippon Sanso Corp.	2,200	24,771
Taiyo Yuden Co. Ltd.	1,600	25,191
Takamatsu Construction Group Co. Ltd.	200	4,875
Takara Bio, Inc.	700	9,784
Takara Holdings, Inc.	2,600	27,105
Takara Leben Co. Ltd. (b)	1,100	4,944
Takara Standard Co. Ltd.	500	8,183

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Takasago International Corp.	200	$7,542
Takasago Thermal Engineering Co. Ltd.	600	9,769
Takashimaya Co. Ltd.	7,000	66,720
Takeda Pharmaceutical Co. Ltd.	15,500	788,071
Takeuchi Manufacturing Co. Ltd.	500	9,197
Takuma Co. Ltd.	1,000	10,044
Tamron Co. Ltd. (b)	300	5,198
Tanseisha Co. Ltd.	500	5,324
Tatsuta Electric Wire and Cable Co. Ltd.	500	3,040
TDK Corp.	2,900	191,349
TechnoPro Holdings, Inc.	500	20,149
Teijin Ltd.	4,200	80,888
Teikoku Sen-I Co. Ltd.	300	4,999
Tekken Corp. (b)	2,000	5,958
Temp Holdings Co. Ltd.	2,500	46,882
Tenma Corp.	200	3,691
Terumo Corp.	7,000	275,944
THK Co. Ltd.	2,900	82,430
TIS, Inc.	1,200	33,384
TKC Corp.	300	8,853
Toa Corp. (a)	200	3,163
Toagosei Co. Ltd.	1,500	19,541
Tobu Railway Co. Ltd.	20,000	109,176
TOC Co. Ltd.	800	7,578
Tocalo Co. Ltd.	200	6,599
The Tochigi Bank Ltd.	1,700	7,227
Toda Corp.	3,000	18,729
Toei Animation Co. Ltd.	100	6,985
Toei Co. Ltd.	1,000	9,505
The Toho Bank Ltd.	3,000	10,562
Toho Co. Ltd.	2,400	73,972
Toho Gas Co. Ltd.	8,000	58,271
Toho Holdings Co. Ltd. (b)	800	15,779
Toho Titanium Co. Ltd. (b)	500	3,878
Toho Zinc Co. Ltd.	2,000	8,439
Tohoku Electric Power Co., Inc.	9,500	131,609
Tokai Carbon Co. Ltd.	3,000	16,654
Tokai Corp.	100	3,967
TOKAI Holdings Corp.	1,200	8,952
Tokai Rika Co. Ltd.	700	12,921
Tokai Tokyo Financial Holdings, Inc.	3,400	18,908
Token Corp.	100	12,317
Tokio Marine Holdings, Inc.	14,900	619,058
Tokushu Tokai Paper Co. Ltd.	100	3,624
Tokuyama Corp. (a)	5,000	24,149
Tokyo Broadcasting System Holdings, Inc.	500	8,863
Tokyo Dome Corp.	1,200	10,864
Tokyo Electric Power Co. Holdings, Inc. (a)	29,900	123,455
Tokyo Electron Ltd.	3,400	460,613
Tokyo Gas Co. Ltd.	43,000	223,941
Tokyo Ohka Kogyo Co. Ltd.	500	16,649

	Number of Shares	Value
Tokyo Rope Manufacturing Co. Ltd.	200	$3,052
Tokyo Seimitsu Co. Ltd.	600	19,349
Tokyo Steel Manufacturing Co. Ltd.	1,400	11,838
Tokyo Tatemono Co. Ltd.	14,100	185,036
Tokyo TY Financial Group, Inc.	400	11,055
Tokyotokeiba Co. Ltd.	200	5,102
Tokyu Construction Co. Ltd.	1,100	9,023
Tokyu Corp.	24,000	183,281
Tokyu Fudosan Holdings Corp.	12,200	72,236
Tokyu REIT, Inc.	52	63,167
TOMONY Holdings, Inc.	1,900	9,280
Tomy Co. Ltd.	1,200	14,305
Topcon Corp.	1,500	25,898
Toppan Forms Co. Ltd.	700	7,242
Toppan Printing Co. Ltd.	11,000	120,846
Topre Corp.	500	13,568
Topy Industries Ltd.	200	5,967
Toray Industries, Inc.	31,700	265,572
Toridoll.corp.	300	7,729
Torii Pharmaceutical Co. Ltd.	200	4,879
Tosei Corp.	500	3,554
Toshiba Corp. (a) (b)	91,000	220,450
Toshiba Machine Co. Ltd.	2,000	9,001
Toshiba Plant Systems & Services Corp.	700	11,043
Toshiba TEC Corp.	2,000	10,359
Tosho Co. Ltd.	100	4,752
Tosoh Corp.	13,000	133,679
Totetsu Kogyo Co. Ltd.	400	12,238
TOTO Ltd.	2,900	110,971
The Towa Bank Ltd.	5,000	5,615
Towa Pharmaceutical Co. Ltd.	200	9,362
Toyo Construction Co. Ltd.	1,000	3,947
Toyo Corp.	400	3,860
Toyo Engineering Corp. (b)	2,000	4,932
Toyo Ink SC Holdings Co. Ltd.	3,000	15,793
Toyo Kanetsu KK	1,000	2,753
Toyo Kohan Co. Ltd.	600	2,242
Toyo Seikan Group Holdings Ltd.	3,400	57,499
Toyo Suisan Kaisha Ltd.	2,000	76,702
Toyo Tanso Co. Ltd.	100	1,728
Toyo Tire & Rubber Co. Ltd.	1,500	30,631
Toyobo Co. Ltd.	12,000	22,020
Toyoda Gosei Co. Ltd.	1,700	40,655
Toyota Boshoku Corp.	1,000	18,818
Toyota Industries Corp.	3,700	195,199
Toyota Motor Corp.	56,900	2,984,684
Toyota Tsusho Corp.	4,600	138,136
TPR Co. Ltd.	400	12,947
Trancom Co. Ltd.	100	4,887
Transcosmos, Inc.	300	7,192
Trend Micro, Inc.	2,700	139,302
Trusco Nakayama Corp.	700	16,725

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
TS Tech Co. Ltd.	700	$20,433
TSI Holdings Co. Ltd.	1,000	7,208
Tsubaki Nakashima Co. Ltd.	300	5,814
Tsubakimoto Chain Co.	2,000	17,284
Tsugami Corp.	1,000	7,198
Tsukishima Kikai Co. Ltd.	400	4,576
Tsukuba Bank Ltd.	1,200	3,619
Tsukui Corp.	700	4,108
Tsumura & Co.	800	32,489
Tsuruha Holdings, Inc.	800	84,983
Tsurumi Manufacturing Co. Ltd.	300	4,983
TV Asahi Holdings Corp.	300	5,417
UACJ Corp.	4,000	10,998
Ube Industries Ltd.	16,000	41,240
UKC Holdings Corp.	200	3,375
Ulvac, Inc.	600	28,944
Unicharm Corp.	8,700	218,833
Union Tool Co.	100	2,805
Unipres Corp.	600	13,377
United Arrows Ltd.	300	9,731
United Super Markets Holdings, Inc.	800	8,458
United Urban Investment Corp.	200	285,397
UNITED, Inc.	200	4,741
Unitika Ltd. (a)	8,000	5,917
Universal Entertainment Corp. (b)	300	9,162
Unizo Holdings Co. Ltd.	200	5,556
Ushio, Inc.	1,800	22,680
USS Co. Ltd.	4,800	95,493
V Technology Co. Ltd. (b)	100	17,298
Valor Holdings Co. Ltd.	500	11,358
Vector, Inc.	400	6,786
Vital KSK Holdings, Inc.	600	4,894
VT Holdings Co. Ltd.	1,100	5,429
W-Scope Corp.	500	8,774
Wacoal Holdings Corp.	1,000	13,532
Wacom Co. Ltd. (b)	2,000	6,426
Wakita & Co. Ltd.	600	6,968
Warabeya Nichiyo Co. Ltd.	200	5,522
WATAMI Co. Ltd.	300	3,582
Welcia Holdings Co. Ltd.	700	25,943
West Japan Railway Co.	3,600	254,558
Wowow, Inc.	72	1,949
Xebio Holdings Co. Ltd.	400	7,067
Yahagi Construction Co. Ltd.	400	3,258
Yahoo! Japan Corp. (b)	30,200	131,526
Yakult Honsha Co. Ltd.	1,900	129,405
Yakuodo Co. Ltd.	100	2,935
YAMABIKO Corp.	500	5,410
Yamada Denki Co. Ltd. (b)	14,500	72,053
The Yamagata Bank Ltd. (b)	2,000	8,967
Yamaguchi Financial Group, Inc.	4,000	48,422
Yamaha Corp.	3,900	134,997
Yamaha Motor Co. Ltd.	5,800	149,959

	Number of Shares	Value
The Yamanashi Chuo Bank Ltd.	2,000	$8,461
Yamato Holdings Co. Ltd.	7,400	150,305
Yamato Kogyo Co. Ltd.	600	15,408
Yamazaki Baking Co. Ltd.	2,900	57,808
Yamazen Corp.	900	9,147
Yaoko Co. Ltd.	300	12,847
Yaskawa Electric Corp.	5,300	112,616
Yellow Hat Ltd.	200	4,775
Yodogawa Steel Works Ltd.	300	7,945
Yokogawa Bridge Holdings Corp.	500	6,935
Yokogawa Electric Corp.	5,400	86,809
Yokohama Reito Co. Ltd. (b)	700	6,608
The Yokohama Rubber Co. Ltd.	2,600	52,311
Yondoshi Holdings, Inc.	300	7,479
Yonex Co. Ltd.	800	7,225
Yorozu Corp.	200	3,111
Yoshinoya Holdings Co. Ltd.	900	14,996
Yuasa Trading Co. Ltd.	200	6,081
Yumeshin Holdings Co. Ltd.	600	3,995
Yurtec Corp.	1,000	6,819
Yusen Logistics Co. Ltd.	200	1,851
Yushin Precision Equipment Co. Ltd.	100	2,469
Zenkoku Hosho Co. Ltd.	700	28,618
Zenrin Co. Ltd.	300	8,699
Zensho Holdings Co. Ltd.	1,400	25,415
Zeon Corp.	2,000	21,362
ZERIA Pharmaceutical Co. Ltd.	400	7,422
ZIGExN Co. Ltd. (a)	200	2,919
Zojirushi Corp.	500	5,695

		86,955,573

Liberia — 0.1%
Royal Caribbean Cruises Ltd.	5,470	597,488

Luxembourg — 0.1%
ADO Properties SA (d)	1,838	77,775
Altisource Portfolio Solutions SA (a) (b)	427	9,317
APERAM SA	738	34,470
ArcelorMittal (a)	14,424	328,308
Ardagh Group SA	585	13,227
B&M European Value Retail SA	10,576	46,671
Eurofins Scientific SE	234	131,926
Grand City Properties SA	6,071	121,691
Intelsat SA (a)	1,159	3,547
Millicom International Cellular SA	1,513	89,486
RTL Group (a)	901	68,143
SAF-Holland SA	648	11,103
Senvion SA (a)	495	7,842
SES SA	7,765	182,087
Subsea 7 SA	3,912	52,740
Tenaris SA	9,989	155,777
Trinseo SA	1,376	94,531

		1,428,641

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Malaysia — 0.1%
AirAsia Bhd	19,800	$14,991
Alliance Financial Group Bhd	15,600	13,958
AMMB Holdings Bhd	23,900	27,174
Astro Malaysia Holdings Bhd	24,900	14,681
Axiata Group	35,500	39,946
British American Tobacco Malaysia	1,900	19,216
CIMB Group Holdings Bhd	47,962	73,523
Dialog Group Bhd	45,400	20,307
DiGi.Com Bhd	38,100	44,379
Felda Global Ventures Holdings Bhd	13,700	5,465
Gamuda Bhd	21,800	27,932
Genting Bhd	26,800	58,788
Genting Malaysia Bhd	34,600	44,371
Genting Plantations Bhd	2,600	6,696
HAP Seng Consolidated Bhd	8,100	17,423
Hartalega Holdings Bhd	9,300	15,989
Hong Leong Bank Bhd	8,600	31,411
Hong Leong Financial Group Bhd	3,700	14,471
IHH Healthcare Bhd	25,900	34,714
IJM Corp. Bhd	36,500	29,439
IOI Corp.	33,100	34,339
IOI Properties Group Bhd	26,175	13,449
Kuala Lumpur Kepong Bhd	6,300	36,535
Malayan Banking Bhd	45,809	102,769
Malaysia Airports Holdings Bhd	10,700	21,338
Maxis Bhd	25,100	32,453
MISC Bhd	17,000	29,545
Petronas Chemicals Group Bhd	32,500	53,756
Petronas Dagangan Bhd	2,800	15,731
Petronas Gas Bhd	9,400	40,644
PPB Group Bhd	6,400	25,606
Public Bank Bhd	36,900	174,678
RHB Bank Bhd	10,700	12,613
Sapura Energy Bhd	51,600	19,109
Sime Darby Bhd	28,395	62,842
Telekom Malaysia Bhd	15,600	24,193
Tenaga Nasional	43,100	141,975
UMW Holdings Bhd (a)	5,000	6,963
Westports Holdings Bhd	15,100	12,805
YTL Corp. Bhd	42,800	14,558
YTL Power International Bhd	36,400	12,295

		1,443,070

Malta — 0.0%
Brait SE (a)	4,755	22,003
Catena Media PLC (a)	368	4,036
Kambi Group PLC (a) (b)	339	3,903
Unibet Group PLC	3,443	38,956

		68,898

Marshall Islands — 0.0%
Eagle Bulk Shipping, Inc. (a)	1,149	5,435
Navios Maritime Holdings, Inc. (a)	4,902	6,716

	Number of Shares	Value
Safe Bulkers, Inc. (a)	2,273	$5,205

		17,356

Mauritius — 0.0%
Golden Agri-Resources Ltd.	177,800	48,432

Mexico — 0.2%
Alfa SAB de CV	37,000	52,497
America Movil SAB de CV	437,036	350,616
Arca Continental SAB de CV	6,200	46,642
Cemex SAB de CV (a)	186,008	175,054
Coca-Cola Femsa SAB de CV	7,000	59,359
El Puerto de Liverpool SAB de CV (b)	2,500	19,741
Fibra Uno Administracion SA de CV	34,500	65,279
Fomento Economico Mexicano SAB de CV	25,565	251,766
Gentera SAB de CV	13,300	19,962
Gruma SAB de CV	2,860	37,313
Grupo Aeroportuario del Pacifico SAB de CV	4,800	54,086
Grupo Aeroportuario del Sureste SAB de CV Class B	2,765	58,325
Grupo Bimbo SAB de CV	22,200	55,950
Grupo Carso SAB de CV	5,254	22,199
Grupo Financiero Banorte SAB de CV Class O	32,000	203,033
Grupo Financiero Inbursa SAB de CV Class O	31,500	53,753
Grupo Financiero Santander Mexico SAB de CV	23,500	45,475
Grupo Lala SAB de CV (b)	8,400	15,399
Grupo Mexico SAB de CV Series B	52,200	146,659
Grupo Televisa SAB	31,300	152,717
Industrias Penoles SAB de CV	1,855	41,957
Infraestructura Energetica Nova SAB de CV	7,124	37,970
Kimberly-Clark de Mexico SAB de CV Class A	21,900	46,349
Mexichem SAB de CV	14,533	38,926
OHL Mexico SAB de CV	10,200	14,714
Promotora y Operadora de Infraestructura SAB de CV	2,620	31,298
Wal-Mart de Mexico SAB de CV	67,100	155,579

		2,252,618

Netherlands — 1.7%
Aalberts Industries NV	1,503	59,909
ABN AMRO Group NV (d)	8,183	218,664
Accell Group	347	11,349
Aegon NV	38,062	195,586
AerCap Holdings NV (a)	3,346	155,355
Airbus SE	12,650	1,042,317
Akzo Nobel NV	5,523	479,457
Altice NV Class A (a)	8,481	197,226

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Altice NV Class B (a)	2,185	$50,424
AMG Advanced Metallurgical Group NV	347	10,218
Arcadis NV	1,005	18,187
ASM International NV	732	42,606
ASML Holding NV	8,146	1,060,618
ASR Nederland NV	1,470	49,770
Basic-Fit NV (a) (d)	386	6,900
BE Semiconductor Industries NV	570	30,630
BinckBank NV	912	4,631
Boskalis Westminster	2,140	69,535
Brunel International NV	331	4,653
Chicago Bridge & Iron Co. NV	3,103	61,222
Cimpress NV (a) (b)	754	71,276
CNH Industrial NV	22,250	253,233
Corbion NV	913	29,215
COSMO Pharmaceuticals NV	126	22,186
Eurocommercial Properties NV	2,846	113,733
Euronext NV (d)	840	43,657
EXOR NV	2,370	128,965
Ferrari NV	2,635	227,059
Fiat Chrysler Automobiles NV (a)	23,040	243,050
Flow Traders (d)	465	12,837
ForFarmers NV	408	4,594
Frank’s International NV	1,551	12,858
Fugro NV (a)	1,234	18,343
Gemalto NV	1,888	114,023
Heineken Holding NV	2,118	194,654
Heineken NV	5,010	488,068
IMCD Group NV	810	43,944
ING Groep NV	84,573	1,470,888
Intertrust NV (d)	708	14,353
InterXion Holding NV (a)	1,000	45,780
Kendrion NV	187	7,658
Koninklijke Ahold Delhaize NV	28,032	537,298
Koninklijke BAM Groep NV	1,592	8,674
Koninklijke DSM NV	4,046	295,591
Koninklijke KPN NV	74,902	240,347
Koninklijke Philips NV	20,823	741,225
Koninklijke Vopak NV	1,572	72,978
LyondellBasell Industries NV Class A	7,368	621,785
Mobileye NV (a)	4,346	272,929
Mylan NV (a)	16,968	658,698
NN Group NV	6,817	242,714
NSI NV	1,114	40,258
NXP Semiconductor NV (a)	14,947	1,635,949
OCI NV (a)	1,081	23,938
Orthofix International NV (a)	561	26,075
Patheon NV (a)	1,004	35,019
Philips Lighting NV (d)	1,374	50,740
PostNL NV	6,420	29,985
QIAGEN NV (a)	7,296	244,635
QIAGEN NV (a)	4,992	166,221

	Number of Shares	Value
Randstad Holding NV	2,550	$149,117
Refresco Group NV (b) (d)	870	17,759
RELX NV	20,801	428,038
Sapiens International Corp. NV	421	4,825
SBM Offshore NV	2,610	41,897
Schlumberger Ltd.	24,829	1,634,741
Sensata Technologies Holding NV (a)	5,378	229,748
SIF Holding NV	121	2,605
Steinhoff International Holdings NV	38,576	197,639
STMicroelectronics NV (b)	14,112	202,358
Takeaway.com Holding BV (a) (d)	262	11,158
TKH Group NV	586	32,568
TomTom NV (a)	2,035	19,529
Unilever NV	35,502	1,962,018
Vastned Retail NV	1,129	47,261
Wereldhave NV	2,357	115,600
Wessanen	1,064	18,097
Wolters Kluwer NV	6,578	278,758
Wright Medical Group NV (a)	3,215	88,380

		18,756,786

New Zealand — 0.1%
a2 Milk Co. Ltd. (a) (b)	9,774	28,804
Air New Zealand Ltd.	8,007	19,141
Argosy Property Ltd.	11,624	8,860
Auckland International Airport Ltd.	19,796	103,443
Chorus Ltd.	6,581	22,340
Contact Energy Ltd.	17,424	66,530
Fisher & Paykel Healthcare Corp. Ltd.	8,814	73,962
Fletcher Building Ltd.	13,996	82,064
Freightways Ltd.	2,237	12,566
Genesis Energy Ltd.	7,023	12,515
Goodman Property Trust	14,398	13,189
Infratil Ltd.	7,799	17,004
Kiwi Property Group Ltd.	79,278	81,924
Mercury NZ Ltd.	18,125	44,135
Meridian Energy Ltd.	31,329	66,809
Metlifecare Ltd.	2,739	10,779
The New Zealand Refining Co. Ltd.	2,316	4,141
Precinct Properties New Zealand Ltd.	14,167	12,768
Ryman Healthcare Ltd.	9,707	58,972
SKY Network Television Ltd.	6,432	16,263
SKYCITY Entertainment Group Ltd.	9,670	28,955
Spark New Zealand Ltd.	37,600	104,256
Summerset Group Holdings Ltd.	3,632	12,643
Trade Me Group Ltd.	6,513	25,457
Xero Ltd. (a) (b)	1,248	23,069
Z Energy Ltd.	5,499	31,861

		982,450

Norway — 0.2%
Akastor ASA (a)	2,803	4,634
Aker ASA	346	11,353

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Aker Solutions ASA (a)	2,076	$9,394
Atea ASA	1,109	14,872
Austevoll Seafood ASA	1,248	10,618
B2Holding ASA	2,689	5,258
Borregaard ASA	1,415	17,492
Det Norske Oljeselskap ASA	1,451	21,509
DNB ASA	21,139	360,772
DNO ASA (a)	9,002	8,252
Entra ASA (d)	6,486	80,886
Europris ASA (d)	2,484	10,721
Gjensidige Forsikring ASA	4,444	75,844
Grieg Seafood ASA	784	5,471
Hexagon Composites ASA (a)	1,044	3,412
IDEX ASA (a)	5,175	4,949
Kongsberg Automotive ASA (a)	6,110	5,416
Leroy Seafood Group ASA	4,757	25,834
Marine Harvest ASA	8,694	148,809
Nordic Nanovector ASA (a)	599	5,515
Nordic Semiconductor ASA (a) (b)	1,704	6,793
Norsk Hydro ASA	28,835	160,132
Norway Royal Salmon ASA	195	2,977
Norwegian Air Shuttle ASA (a) (b)	482	14,036
Norwegian Finans Holding ASA (a)	1,719	15,894
Norwegian Property ASA	11,506	14,210
Ocean Yield ASA	738	5,766
Opera Software ASA	1,615	6,329
Orkla ASA	17,811	181,148
Petroleum Geo-Services ASA (a) (b)	5,053	8,801
Protector Forsikring ASA	841	7,051
REC Silicon ASA (a) (b)	28,256	3,684
Salmar ASA	820	20,334
Scatec Solar ASA (d)	901	5,099
Schibsted ASA Class A	1,878	45,395
Schibsted ASA Class B	2,147	47,478
Selvaag Bolig ASA	468	1,807
Skandiabanken ASA (d)	1,183	11,229
SpareBank 1 Nord Norge	1,409	9,590
SpareBank 1 SMN	1,861	16,040
Statoil ASA	24,681	410,199
Storebrand ASA	6,913	47,678
Telenor ASA	16,293	270,218
TGS Nopec Geophysical Co. ASA	1,574	32,317
Thin Film Electronics ASA (a)	15,507	7,432
Wilh Wilhelmsen ASA (a)	1,629	9,622
XXL ASA (d)	1,383	13,296
Yara International ASA	3,701	139,107

		2,344,673

Pakistan — 0.0%
Engro Corp. Ltd.	3,600	11,190
Habib Bank Ltd.	7,700	19,814
Lucky Cement Ltd.	1,700	13,636
MCB Bank Ltd.	5,100	10,250

	Number of Shares	Value
Oil & Gas Development Co. Ltd.	8,400	$11,264
United Bank Ltd.	6,400	14,399

		80,553

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA	981	26,860
Carnival Corp.	9,087	595,835
Copa Holdings SA Class A	996	116,532
McDermott International, Inc. (a)	8,866	63,569
Norstar Holdings, Inc.	183	3,417

		806,213

Papua New Guinea — 0.0%
Oil Search Ltd.	28,666	150,291

Peru — 0.0%
Cia de Minas Buenaventura SA Sponsored ADR	2,400	27,600

Philippines — 0.1%
Aboitiz Equity Ventures, Inc.	27,820	41,908
Aboitiz Power Corp.	21,500	16,578
Alliance Global Group, Inc.	39,100	11,082
Ayala Corp.	2,910	49,051
Ayala Land, Inc.	89,400	70,443
Bank of the Philippine Islands	9,700	19,990
BDO Unibank, Inc.	26,631	65,475
DMCI Holdings, Inc.	58,900	16,457
Energy Development Corp.	138,700	16,632
Globe Telecom, Inc.	425	17,247
GT Capital Holdings, Inc.	1,010	24,242
International Container Terminal Services, Inc.	8,260	16,020
JG Summit Holdings, Inc.	34,060	54,643
Jollibee Foods Corp.	5,690	23,043
Megaworld Corp.	155,000	13,212
Metro Pacific Investments Corp.	189,700	24,027
Metropolitan Bank & Trust	8,320	14,433
PLDT, Inc.	1,115	39,714
Robinsons Land Corp.	23,000	11,075
Security Bank Corp.	1,220	5,249
SM Investments Corp.	3,210	51,316
SM Prime Holdings, Inc.	114,400	74,825
Universal Robina Corp.	9,970	32,198

		708,860

Poland — 0.1%
Alior Bank SA (a)	1,163	19,391
Bank Handlowy w Warszawie SA	351	6,509
Bank Millennium SA (a)	8,022	16,108
Bank Pekao SA	2,134	71,848
Bank Zachodni WBK SA	456	42,074
CCC SA	360	21,853
Cyfrowy Polsat SA (a)	2,466	16,409
Eurocash SA	1,136	9,510

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Grupa Azoty SA	622	$10,627
Grupa Lotos SA (a)	1,497	20,596
Jastrzebska Spolka Weglowa SA (a)	652	13,010
KGHM Polska Miedz SA	1,645	49,037
LPP SA	17	32,772
mBank SA (a)	188	23,433
Orange Polska SA (a)	9,198	12,732
PGE Polska Grupa Energetyczna SA	12,227	39,916
Polski Koncern Naftowy ORLEN SA	3,938	118,784
Polskie Gornictwo Naftowe i Gazownictwo SA	22,852	38,931
Powszechna Kasa Oszczednosci Bank Polski SA (a)	11,974	111,312
Powszechny Zaklad Ubezpieczen SA	7,818	93,973
Synthos SA	5,681	7,431
Tauron Polska Energia SA (a)	17,375	16,774

		793,030

Portugal — 0.1%
Altri SGPS SA	1,128	5,205
Banco Comercial Portugues SA (a)	148,634	40,318
Corticeira Amorim SGPS SA	623	9,184
CTT-Correios de Portugal SA	1,985	12,602
EDP — Energias de Portugal SA	53,505	175,053
Galp Energia SGPS SA	10,724	162,889
Jeronimo Martins SGPS SA	5,439	106,473
Mota-Engil SGPS SA	1,283	3,569
The Navigator Co. SA	2,958	12,787
NOS SGPS SA	3,957	24,040
REN — Redes Energeticas Nacionais SGPS SA	3,428	10,735
Semapa-Sociedade de Investimento e Gestao	377	7,330
Sonae SGPS SA	8,121	9,085

		579,270

Puerto Rico — 0.0%
EVERTEC, Inc.	1,749	30,258
First BanCorp (a)	5,087	29,454
OFG Bancorp	1,269	12,690
Popular, Inc.	3,160	131,804
Triple-S Management Corp. Class B (a)	616	10,416

		214,622

Qatar — 0.0%
Barwa Real Estate Co.	530	4,671
The Commercial Bank QSC (a)	2,686	22,232
Doha Bank QSC	2,142	17,851
Ezdan Holding Group QSC	11,139	38,326
Industries Qatar QSC	1,979	51,739
Masraf Al Rayan QSC	4,802	51,829
Ooredoo QSC	1,018	25,527
Qatar Electricity & Water Co. QSC	379	19,666
Qatar Gas Transport Co. Ltd.	3,793	17,599

	Number of Shares	Value
Qatar Insurance Co. SAQ	1,760	$32,408
Qatar Islamic Bank SAQ	805	20,344
Qatar National Bank QPSC	2,897	101,327

		403,519

Republic of Korea — 0.8%
Amorepacific Corp.	426	113,188
AMOREPACIFIC Group	376	42,684
BGF retail Co. Ltd.	268	23,663
BNK Financial Group, Inc.	2,760	26,372
Celltrion, Inc. (a)	998	100,376
Cheil Worldwide, Inc.	1,036	16,661
CJ CheilJedang Corp.	85	26,848
CJ Corp.	185	30,641
CJ E&M Corp.	248	16,434
CJ Korea Express Corp. (a)	99	15,618
Coway Co. Ltd.	707	64,268
Daelim Industrial Co. Ltd.	358	27,849
Daewoo Engineering & Construction Co. Ltd. (a)	1,733	11,480
DGB Financial Group, Inc.	2,115	21,813
Dongbu Insurance Co. Ltd.	659	39,180
Dongsuh Cos., Inc.	550	14,710
Doosan Bobcat, Inc.	533	16,585
Doosan Heavy Industries & Construction Co. Ltd.	627	11,481
E-MART, Inc.	278	56,979
GS Engineering & Construction Corp. (a)	626	16,704
GS Holdings Corp.	579	34,491
GS Retail Co. Ltd.	388	17,492
Hana Financial Group, Inc.	4,026	159,756
Hankook Tire Co. Ltd.	879	48,811
Hanmi Pharm Co. Ltd. (a)	72	23,438
Hanmi Science Co. Ltd. (a)	181	13,325
Hanon Systems	2,470	22,229
Hanssem Co. Ltd.	139	22,340
Hanwha Chemical Corp.	1,568	41,389
Hanwha Corp.	613	25,396
Hanwha Life Insurance Co. Ltd.	3,070	18,690
Hanwha Techwin Co. Ltd. (a)	570	22,203
Hotel Shilla Co. Ltd.	442	22,045
Hyosung Corp.	282	41,285
Hyundai Department Store Co. Ltd.	204	19,702
Hyundai Development Co-Engineering & Construction	833	34,216
Hyundai Engineering & Construction Co. Ltd.	943	37,955
Hyundai Glovis Co. Ltd.	253	34,717
Hyundai Heavy Industries Co. Ltd. (a)	382	59,174
Hyundai Marine & Fire Insurance Co. Ltd.	799	27,500
Hyundai Mobis Co. Ltd.	886	193,551

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hyundai Motor Co.	2,025	$282,300
Hyundai Robotics Co. Ltd. (a)	81	27,362
Hyundai Steel Co.	1,056	57,604
Hyundai Wia Corp.	219	13,367
Industrial Bank Of Korea	3,516	43,721
Kakao Corp.	400	35,472
Kangwon Land, Inc.	1,568	47,773
KB Financial Group, Inc.	5,174	260,525
KCC Corp.	74	28,207
KEPCO Plant Service & Engineering Co. Ltd.	327	12,618
Kia Motors Corp.	3,323	111,065
Korea Aerospace Industries Ltd.	895	44,579
Korea Electric Power Corp.	3,496	124,761
Korea Gas Corp. (a)	359	16,696
Korea Investment Holdings Co. Ltd.	531	32,453
Korea Zinc Co. ,Ltd.	114	45,440
Korean Air Lines Co. Ltd. (a)	682	23,069
KT Corp.	98	2,796
KT&G Corp.	1,490	152,267
Kumho Petrochemical Co. Ltd.	238	15,289
LG Chem Ltd.	626	159,220
LG Corp.	1,184	79,812
LG Display Co. Ltd.	2,902	94,119
LG Electronics, Inc.	1,419	99,469
LG Household & Health Care Ltd.	124	107,605
LG Innotek Co. Ltd.	187	26,969
LG Uplus Corp.	1,350	18,444
Lotte Chemical Corp.	203	61,095
Lotte Chilsung Beverage Co. Ltd.	10	14,965
Lotte Confectionery Co. Ltd.	75	12,961
Lotte Shopping Co. Ltd.	161	42,708
Medy-Tox, Inc.	59	28,878
Mirae Asset Daewoo Co. Ltd.	4,853	46,872
NAVER Corp.	367	268,028
NCSoft Corp.	232	76,981
Netmarble Games Corp. (a) (d)	227	30,752
NH Investment & Securities Co. Ltd.	1,969	25,557
OCI Co. Ltd.	219	17,170
Orion Corp. (c)	46	32,083
Ottogi Corp.	17	11,729
Pan Ocean Co. Ltd. (a)	2,874	13,281
POSCO	965	241,695
Posco Daewoo Corp.	204	3,976
S-1 Corp.	255	21,627
S-Oil Corp.	595	49,301
Samsung Biologics Co. Ltd. (a) (d)	219	55,893
Samsung C&T Corp.	961	124,314
Samsung Card Co. Ltd.	446	15,205
Samsung Electro-Mechanics Co. Ltd.	744	66,330
Samsung Electronics Co. Ltd.	1,285	2,666,095
Samsung Fire & Marine Insurance Co. Ltd.	409	100,585

	Number of Shares	Value
Samsung Heavy Industries Co. Ltd. (a)	3,379	$36,770
Samsung Life Insurance Co. Ltd.	923	94,272
Samsung SDI Co. Ltd.	692	103,455
Samsung SDS Co. Ltd.	468	75,497
Samsung Securities Co. Ltd.	854	30,828
Shinhan Financial Group Co. Ltd.	5,543	239,298
Shinsegae, Inc.	94	18,839
SK Energy Co. Ltd.	823	114,014
SK Holdings Co. Ltd.	426	103,351
SK Hynix, Inc.	7,655	451,251
SK Networks Co. Ltd.	2,017	11,018
SK Telecom Co. Ltd.	285	66,162
Woori Bank	4,068	65,683
Yuhan Corp.	111	23,866

		9,038,626

Russia — 0.2%
Alrosa PJSC	33,800	49,600
Gazprom PJSC	141,312	284,692
Inter RAO UES PJSC	456,428	29,539
LUKOIL PJSC	5,570	272,661
Magnit PJSC	3,917	133,319
MMC Norilsk Nickel PJSC	751	102,734
Mobile TeleSystems PJSC Sponsored ADR	6,000	50,280
Moscow Exchange MICEX-RTS PJSC	17,780	31,671
Novatek PJSC Sponsored GDR Registered	1,156	129,076
Novolipetsk Steel PJSC	16,230	31,729
PhosAgro PJSC	1,254	16,697
Rosneft Oil Co. PJSC	16,250	89,314
Rostelecom PJSC	12,910	15,603
RusHydro PJSC	915,000	12,295
Sberbank	142,060	351,875
Severstal PJSC	2,060	26,987
Sistema PJSC FC	2,193	9,152
Surgutneftegas OJSC	91,700	40,007
Tatneft PJSC	19,470	123,633
VTB Bank PJSC	71,790,000	77,659

		1,878,523

Singapore — 0.7%
Accordia Golf Trust	10,700	5,559
Ascendas Hospitality Trust	10,500	6,293
Ascendas Real Estate Investment Trust	162,300	307,748
Ascott Residence Trust	18,700	15,694
Asian Pay Television Trust	19,700	8,157
Boustead Singapore Ltd.	2,600	1,663
Broadcom Ltd.	7,106	1,656,053
Bumitama Agri Ltd.	9,100	4,958
Cache Logistics Trust	12,200	8,108
CapitaLand Commercial Trust (b)	139,700	168,444
CapitaLand Ltd.	166,200	422,550
CapitaLand Mall Trust	155,600	223,219

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CapitaLand Retail China Trust	7,900	$9,411
CDL Hospitality Trusts (b)	39,200	47,119
China Aviation Oil Singapore Corp. Ltd.	4,100	4,974
Chip Eng Seng Corp. Ltd.	4,500	2,375
City Developments Ltd.	30,600	238,505
ComfortDelGro Corp. Ltd.	44,100	73,762
COSCO Shipping International Singapore Co. Ltd. (a) (b)	15,800	3,156
Croesus Retail Trust	11,200	9,600
CWT Ltd.	3,300	5,345
DBS Group Holdings, Ltd.	39,472	594,680
ESR REIT	14,600	6,257
Ezion Holdings Ltd. (a)	24,400	4,164
Far East Hospitality Trust	12,067	5,872
First Real Estate Investment Trust	7,200	7,008
First Resources Ltd.	7,700	10,599
Fortune Real Estate Investment Trust	58,000	71,988
Frasers Centrepoint Trust	8,100	12,592
Frasers Commercial Trust	9,000	9,316
Frasers Logistics & Industrial Trust (b)	19,200	15,064
Genting Singapore PLC	132,000	104,063
Global Logistic Properties Ltd.	57,400	119,294
Hutchison Port Holdings Trust	130,200	55,989
Hyflux Ltd.	5,900	2,357
Indofood Agri Resources Ltd.	5,800	2,022
Japfa Ltd. (b)	3,100	1,452
Jardine Cycle & Carriage Ltd.	2,200	70,895
Kenon Holdings Ltd. (a)	204	2,740
Keppel Corp. Ltd.	33,200	151,696
Keppel DC REIT	13,719	12,856
Keppel REIT	116,400	96,817
Lippo Malls Indonesia Retail Trust	25,400	8,211
M1 Ltd.	5,300	8,394
Manulife US Real Estate Investment Trust	7,700	6,931
Mapletree Commercial Trust	111,900	129,639
Mapletree Greater China Commercial Trust	26,400	20,736
Mapletree Industrial Trust	74,300	100,392
Mapletree Logistics Trust	86,600	75,169
Midas Holdings Ltd. (a)	14,300	2,337
OUE Hospitality Trust	14,000	7,579
OUE Ltd.	5,500	7,830
Oversea-Chinese Banking Corp. Ltd.	68,800	539,249
Parkway Life Real Estate Investment Trust	5,000	9,728
QAF Ltd.	2,166	1,998
Raffles Medical Group Ltd. (b)	12,785	12,452
RHT Health Trust	8,900	5,778
Riverstone Holdings Ltd.	3,400	2,482
Sabana Shari’ah Compliant Industrial Real Estate Investment Trust	14,200	4,799
SATS Ltd.	14,400	53,467

	Number of Shares	Value
Sembcorp Industries Ltd.	18,600	$41,623
SembCorp Marine Ltd. (b)	12,300	14,701
Sheng Siong Group Ltd. (b)	7,500	5,393
SIIC Environment Holdings Ltd.	12,600	4,760
Singapore Airlines Ltd.	11,100	81,609
Singapore Exchange Ltd.	16,300	86,921
Singapore Post Ltd. (b)	21,700	20,963
Singapore Press Holdings Ltd. (b)	32,600	76,492
Singapore Technologies Engineering Ltd.	33,000	88,212
Singapore Telecommunications Ltd.	177,100	500,413
Soilbuild Business Space REIT	10,800	5,650
SPH REIT	10,500	7,620
Starhill Global REIT	19,900	11,266
StarHub Ltd.	9,700	19,189
Suntec Real Estate Investment Trust (b)	163,500	222,087
United Engineers Ltd. (b)	6,900	13,771
United Overseas Bank Ltd.	28,729	482,676
UOL Group Ltd.	30,574	169,736
Venture Corp. Ltd.	4,100	35,886
WaVe Life Sciences Ltd. (a)	267	4,966
Wilmar International Ltd.	33,600	81,763
Wing Tai Holdings Ltd.	6,200	8,968
Yangzijiang Shipbuilding Holdings Ltd.	52,800	45,643
Yanlord Land Group Ltd.	10,300	13,134
Yoma Strategic Holdings Ltd. (b)	15,600	6,619

		7,627,646

South Africa — 0.3%
Anglo Platinum Ltd. (a)	769	17,636
AngloGold Ashanti Ltd.	5,401	52,689
Aspen Pharmacare Holdings Ltd.	5,169	113,420
Barclays Africa Group Ltd.	8,074	88,690
Bid Corp. Ltd.	4,435	101,537
Bidvest Group Ltd.	4,199	50,572
Capitec Bank Holdings Ltd.	525	33,332
Coronation Fund Managers Ltd.	3,265	16,268
Discovery Ltd.	4,747	46,408
Exxaro Resources Ltd.	2,366	16,813
FirstRand Ltd.	45,713	164,855
Fortress Income Fund Ltd.	12,360	16,215
Fortress Income Fund Ltd.	11,585	30,737
The Foschini Group Ltd.	2,723	28,601
Gold Fields Ltd.	10,845	37,412
Growthpoint Properties Ltd.	24,421	45,705
Hyprop Investments Ltd.	3,596	32,099
Impala Platinum Holdings Ltd. (a)	8,582	24,192
Imperial Holdings Ltd.	2,040	25,097
Investec Ltd.	3,337	24,618
Liberty Holdings Ltd.	1,596	13,730
Life Healthcare Group Holdings Ltd.	18,020	35,313
Massmart Holdings Ltd.	1,434	11,571

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
MMI Holdings Ltd.	13,713	$21,236
Mondi Ltd.	1,340	34,759
Mr Price Group Ltd.	3,287	39,214
MTN Group Ltd.	21,852	190,548
Naspers Ltd.	5,777	1,123,534
Nedbank Group Ltd.	2,900	46,313
Netcare Ltd.	13,296	26,156
Pick n Pay Stores Ltd.	4,879	22,007
Pioneer Foods Group Ltd.	1,662	17,223
PSG Group Ltd.	1,288	23,640
Rand Merchant Investment Holdings Ltd.	8,601	25,648
Redefine Properties Ltd.	58,416	46,993
Remgro Ltd.	7,173	117,030
Resilient REIT Ltd.	3,943	36,700
RMB Holdings Ltd.	9,461	42,511
Sanlam Ltd.	18,749	92,867
Sappi Ltd.	7,103	47,309
Sasol Ltd.	7,172	200,675
Shoprite Holdings Ltd.	5,368	81,807
Sibanye Gold Ltd.	22,576	25,953
The SPAR Group Ltd.	2,572	30,309
Standard Bank Group Ltd.	16,641	183,369
Telkom SA SOC Ltd. (b)	3,545	16,688
Tiger Brands Ltd.	2,160	60,774
Truworths International Ltd.	5,707	31,188
Vodacom Group Ltd.	6,843	85,917
Woolworths Holdings Ltd.	13,306	62,736

		3,760,614

Spain — 1.1%
Abengoa SA (a) (b)	204,725	2,792
Abertis Infraestructuras SA	15,257	282,890
Acciona SA	420	37,070
Acerinox SA	2,435	33,436
ACS Actividades de Construccion y Servicios SA	5,001	193,433
Aena SA (d)	1,503	293,678
Almirall SA	850	13,870
Amadeus IT Group SA (b)	9,608	574,770
Applus Services SA	1,929	24,335
Atresmedia Corp. de Medios de Comunicacion SA	1,488	17,457
Axiare Patrimonio SOCIMI SA	3,836	65,609
Banco Bilbao Vizcaya Argentaria SA	145,895	1,219,365
Banco de Sabadell SA	114,944	235,277
Banco Santander SA	317,745	2,115,439
Bankia SA	21,826	105,586
Bankinter SA (b)	14,130	130,753
Bolsas y Mercados Espanoles SHMSF SA	1,112	40,235
CaixaBank SA	77,389	370,430
Cellnex Telecom SAU (d)	2,203	45,544

	Number of Shares	Value
Cia de Distribucion Integral Logista Holdings SA	548	$14,410
CIE Automotive SA	917	21,054
Codere SA (a) (b)	17,959	9,035
Construcciones y Auxiliar de Ferrocarriles SA	260	10,685
Corp. Financiera Alba SA	200	12,086
Distribuidora Internacional de Alimentacion SA (b)	13,670	85,365
Ebro Foods SA	1,075	24,559
Enagas SA	4,714	132,427
Ence Energia y Celulosa SA	2,009	8,247
Endesa SA (b)	6,651	153,609
Euskaltel SA (d)	1,288	13,715
Faes Farma SA	3,647	12,134
Ferrovial SA	10,513	233,676
Fomento de Construcciones y Contratas SA (a)	1,018	11,008
Gamesa Corp Technologica SA	5,193	111,247
Gas Natural SDG SA	7,327	172,162
Global Dominion Access SA (a) (d)	784	3,498
Grifols SA	6,411	178,789
Grupo Catalana Occidente SA	672	28,303
Hispania Activos Inmobiliarios SOCIMI SA	5,748	95,059
Iberdrola SA	126,945	1,007,945
Indra Sistemas SA (a)	1,965	28,388
Industria de Diseno Textil SA	23,816	917,138
Inmobiliaria Colonial SA	15,979	139,425
International Consolidated Airlines Group SA	14,259	113,389
Lar Espana Real Estate Socimi SA	5,372	49,538
Liberbank SA (a)	5,687	5,854
Mapfre SA	22,175	77,495
Mediaset Espana Comunicacion SA	2,496	31,098
Melia Hotels International SA	1,769	26,481
Merlin Properties Socimi SA	20,253	256,028
Miquel y Costas & Miquel SA	183	6,692
NH Hotel Group SA (a)	3,319	19,978
Obrascon Huarte Lain SA (b)	1,611	5,780
Papeles y Cartones de Europa SA	697	5,976
Pharma Mar SA (a)	2,440	10,960
Promotora de Informaciones SA (a)	759	2,036
Prosegur Cia de Seguridad SA	3,986	25,964
Realia Business SA (a)	2,536	3,115
Red Electrica Corp. SA	9,378	196,386
Repsol SA	26,244	402,616
Sacyr SA (a)	4,824	12,834
Saeta Yield SA	746	8,444
Talgo SA (d)	1,341	8,138
Tecnicas Reunidas SA	469	18,182
Telefonica SA	98,922	1,022,810
Telepizza Group SA (a) (d)	1,187	6,847

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Tubacex SA	1,699	$6,487
Viscofan SA	576	34,126
Zardoya Otis SA	2,906	30,093

		11,613,280

Sweden — 1.0%
AAK AB	430	31,423
AcadeMedia AB (a) (d)	399	2,688
AF AB	1,002	20,762
Ahlsell AB (d)	2,565	17,632
Alfa Laval AB	6,207	127,181
Alimak Group AB (d)	408	6,782
Arcam AB (a)	93	3,706
Assa Abloy AB Class B	21,780	478,764
Atlas Copco AB Class A	14,623	563,199
Atlas Copco AB Class B	8,390	290,404
Attendo AB (d)	1,473	18,003
Avanza Bank Holding AB	397	17,337
Axfood AB	1,545	25,827
Bergman & Beving AB	343	5,060
Betsson AB	1,909	16,549
Bilia AB	1,410	13,961
BillerudKorsnas AB	2,592	41,128
BioGaia AB	207	8,438
Boliden AB	5,765	157,537
Bonava AB	1,286	22,015
Bravida Holding AB (d)	2,685	19,627
Bufab AB	491	5,421
Bure Equity AB	621	7,227
Byggmax Group AB	818	5,947
Camurus AB (a)	236	3,859
Capio AB (d)	1,574	9,641
Castellum AB	16,156	237,759
Cherry AB (a)	915	6,516
Clas Ohlson AB	513	9,863
Cloetta AB	3,094	12,745
Collector AB (a)	543	6,136
Com Hem Holding AB	2,296	31,940
D Carnegie & Co. AB (a)	2,034	28,239
Dios Fastigheter AB	5,172	28,666
Dometic Group AB (d)	4,409	38,400
Duni AB	498	7,285
Dustin Group AB (d)	641	5,330
Elanders AB	195	2,645
Electrolux AB Series B	5,162	169,753
Elekta AB	5,574	52,818
Eltel AB (a) (b) (d)	669	2,325
Essity AB Class B (a)	13,059	357,295
Evolution Gaming Group AB (d)	332	17,355
Fabege AB	7,905	152,038
Fastighets AB Balder (a)	5,861	141,933
Fingerprint Cards AB (a)	5,093	18,667
Getinge AB Class B	4,407	86,471
Granges AB	1,040	9,594

	Number of Shares	Value
Gunnebo AB	493	$2,732
Haldex AB (a)	562	7,070
Hansa Medical AB (a)	356	9,152
Hemfosa Fastigheter AB	8,848	95,772
Hennes & Mauritz AB Class B	20,775	518,870
Hexagon AB Class B	5,686	270,469
Hexpol AB	3,689	40,291
Hoist Finance AB (b) (d)	1,119	11,458
Holmen AB	774	33,618
Hufvudstaden AB	6,609	109,688
Humana AB	279	2,088
Husqvarna AB Class B	9,478	94,518
ICA Gruppen AB	1,571	58,568
Industrivarden AB Class C	3,288	78,862
Indutrade AB	1,365	31,295
Intrum Justitia AB (b)	1,085	37,002
Investment AB Oresund	421	7,736
Investor AB Class B	10,049	486,082
Inwido AB	803	11,310
ITAB Shop Concept AB	501	4,485
JM AB	1,064	37,670
KappAhl AB	859	4,674
Kinnevik AB Class B	5,076	155,827
Klovern AB	35,329	38,723
Kungsleden AB	11,457	70,177
L E Lundbergforetagen AB Class B	836	66,002
LeoVegas AB (d)	1,117	8,227
Lindab International AB	941	10,266
Loomis AB	1,092	39,128
Lundin Petroleum AB (a)	4,336	83,538
Magnolia Bostad AB (b)	206	2,235
Mekonomen AB	332	6,593
Modern Times Group MTG AB Class B	763	26,281
Mycronic AB	1,120	10,212
NCC AB	1,296	36,520
NetEnt AB	2,577	22,571
New Wave Group AB	685	4,634
Nibe Industrier AB	5,299	50,074
Nobia AB	1,499	15,124
Nobina AB (d)	1,214	6,584
Nolato AB	284	10,670
Nordax Group AB (d)	1,391	7,455
Nordea Bank AB	66,350	846,708
Pandox AB	3,957	70,697
Paradox Interactive AB	375	3,062
Peab AB	2,734	33,173
Probi AB	84	5,818
Ratos AB	3,193	15,231
RaySearch Laboratories AB (a)	395	11,066
Recipharm AB (b)	780	11,390
Resurs Holding AB (d)	1,533	9,534
Rezidor Hotel Group AB	389	1,441
Saab AB	945	46,769

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Sandvik AB	24,779	$390,198
SAS AB (a)	1,704	3,722
Scandi Standard AB	631	4,573
Scandic Hotels Group AB (d)	1,143	14,860
Securitas AB Class B	6,460	109,195
Skandinaviska Enskilda Banken AB Class A	32,935	399,777
Skanska AB Class B	7,143	169,982
SKF AB Class B	8,331	169,589
SkiStar AB	320	7,428
SSAB AB (a)	2,875	13,149
SSAB AB (a)	7,876	29,236
Starbreeze AB (a) (b)	3,853	6,761
Svenska Cellulosa AB Class B	9,000	68,281
Svenska Handelsbanken AB Class A	33,001	473,885
Sweco AB	1,137	28,185
Swedbank AB Class A	19,615	478,469
Swedish Match AB	3,984	140,471
Swedish Orphan Biovitrum AB (a)	2,450	37,817
Tele2 AB	7,186	75,518
Telefonaktiebolaget LM Ericsson Class B	66,668	480,838
Telia Co AB	58,076	267,907
Tethys Oil AB	487	3,381
Thule Group AB (d)	1,499	28,229
Tobii AB (a)	1,446	6,775
Trelleborg AB	3,622	82,698
Victoria Park AB	1,555	5,194
Vitrolife AB	175	11,028
Volati AB	381	3,437
Volvo AB Class B	33,609	574,071
Wallenstam AB	11,072	106,671
Wihlborgs Fastigheter AB	4,119	87,035

		11,301,391

Switzerland — 2.7%
ABB Ltd. Registered	43,509	1,076,420
Adecco Group AG Registered	3,461	263,489
Allied World Assurance Co Holdings AG	2,695	142,565
Allreal Holding AG	834	150,890
ALSO Holding AG Registered	78	10,041
APG SGA SA	20	9,710
Arbonia AG (a) (b)	523	9,579
Aryzta AG	1,378	45,541
Ascom Holding AG	487	9,956
Autoneum Holding AG	40	10,986
Bachem Holding AG Registered Class B	69	7,876
Baloise Holding AG Registered	1,075	166,216
Banque Cantonale Vaudoise	44	32,602
Barry Callebaut AG Registered	52	71,548
Basilea Pharmaceutica AG (a)	166	14,027

	Number of Shares	Value
Bell Foods Group AG	19	$9,090
BKW AG	196	11,522
Bobst Group SA	117	11,308
Bossard Holding AG	98	19,952
Bucher Industries AG	103	32,416
Burckhardt Compression Holding AG (b)	50	14,407
Burkhalter Holding AG	55	7,887
Cembra Money Bank AG	431	40,865
Chocoladefabriken Lindt & Spruengli AG	22	127,574
Chocoladefabriken Lindt & Spruengli AG Registered	2	139,431
Chubb Ltd.	10,384	1,509,626
Cie Financiere Richemont SA Registered	11,395	940,288
Clariant AG (b)	4,455	98,448
Coca-Cola HBC AG	3,963	116,578
Comet Holding AG Registered	100	12,524
Conzzeta AG	22	21,850
Credit Suisse Group AG	50,951	738,244
Daetwyler Holding AG	116	19,744
dormakaba Holding AG	48	41,720
Dufry AG Registered (a)	762	125,390
EDAG Engineering Group AG	101	1,937
EFG International AG	1,469	9,554
Emmi AG	31	23,349
EMS-Chemie Holding AG Registered	175	129,450
Feintool International Holding AG	22	2,733
Flughafen Zuerich AG	297	72,929
Forbo Holding AG	18	29,571
GAM Holding Ltd.	2,413	32,493
Garmin Ltd.	3,840	195,955
Geberit AG Registered	805	375,786
Georg Fischer AG	62	60,188
Givaudan SA Registered	201	402,232
Gurit Holding AG	5	6,009
Helvetia Holding AG	99	56,752
Huber + Suhner AG	185	13,837
Idorsia Ltd. (a)	1,456	27,483
Implenia AG	251	18,852
Inficon Holding AG	23	11,385
Intershop Holding AG	14	7,023
Investis Holding SA	39	2,402
Julius Baer Group Ltd.	4,966	261,718
Kardex AG	88	10,114
Komax Holding AG	59	17,267
Kudelski SA	517	8,843
Kuehne & Nagel International AG Registered	1,142	190,895
LafargeHolcim Ltd. Registered	9,937	570,849
Leonteq AG (a)	119	6,611
Logitech International SA	2,316	85,046

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Lonza Group AG Registered	1,644	$355,540
Meyer Burger Technology AG (a) (b)	7,537	9,443
Mobilezone Holding AG	354	5,205
Mobimo Holding AG	361	101,319
Molecular Partners AG (a)	165	5,057
Nestle SA Registered	67,751	5,901,790
Novartis AG Registered	48,625	4,060,623
OC Oerlikon Corp. AG	3,115	40,980
Oriflame Holding AG	592	22,252
Orior AG	79	6,278
Panalpina Welttransport Holding AG	173	24,344
Pargesa Holding SA	896	68,379
Partners Group Holding AG	380	235,593
PSP Swiss Property AG	2,365	221,147
Rieter Holding AG	44	10,046
Roche Holding AG	15,298	3,906,131
Santhera Pharmaceutical Holding AG (a) (b)	73	5,073
Schindler Holding AG	861	182,251
Schindler Holding AG Registered	451	93,531
Schmolz + Bickenbach AG (a)	6,344	5,905
Schweiter Technologies AG	15	19,480
SFS Group AG	252	28,602
SGS SA Registered	119	288,495
Siegfried Holding AG	51	14,431
Sika AG	48	308,999
Sonova Holding AG Registered	1,118	181,509
St Galler Kantonalbank AG	40	17,647
Straumann Holding AG Registered	213	121,596
Sulzer AG	206	23,389
Sunrise Communications Group AG (d)	505	39,739
The Swatch Group AG	673	248,807
The Swatch Group AG Registered	1,236	90,294
Swiss Life Holding AG Registered	678	229,057
Swiss Prime Site AG Registered	4,656	422,934
Swiss Re AG	7,087	649,249
Swisscom AG Registered	579	279,605
Swissquote Group Holding SA	132	3,646
Tecan Group AG	172	32,347
Temenos Group AG Registered	905	80,723
Transocean Ltd. (a) (b)	12,460	102,546
U-Blox AG	93	17,451
UBS Group AG Registered	79,775	1,354,233
Valiant Holding AG	247	28,447
Valora Holding AG	40	12,797
VAT Group AG (d)	271	33,797
Vifor Pharma AG	1,062	117,404
Vontobel Holding AG	363	23,657
VZ Holding AG	48	15,406
Walter Meier AG Registered	65	2,925
Ypsomed Holding AG	58	11,735

	Number of Shares	Value
Zehnder Group AG	144	$5,242
Zurich Insurance Group AG	3,287	957,150

		29,715,799

Taiwan — 0.7%
Acer, Inc.	42,000	22,032
Advanced Semiconductor Engineering, Inc.	82,529	105,953
Advantech Co. Ltd.	4,287	30,316
Asia Cement Corp.	30,000	25,742
Asia Pacific Telecom Co. Ltd. (a)	31,000	11,137
Asustek Computer	9,000	85,123
AU Optronics Corp.	115,000	52,561
Catcher Technology Co. Ltd.	9,000	107,213
Cathay Financial Holding Co. Ltd.	110,754	182,505
Chang Hwa Commercial Bank Ltd.	63,000	36,142
Cheng Shin Rubber Industry Co. Ltd.	27,000	57,469
Chicony Electronics Co. Ltd.	8,000	20,279
China Airlines Ltd.	38,000	11,531
China Development Financial Holding Corp.	176,000	51,094
China Life Insurance Co. Ltd.	46,000	45,824
China Steel Corp.	160,000	130,192
Chunghwa Telecom Co. Ltd.	51,000	180,966
Compal Electronics, Inc.	47,000	31,614
CTBC Financial Holding Co. Ltd.	222,000	145,617
Delta Electronics, Inc.	26,036	142,483
E.Sun Financial Holding Co. Ltd.	113,169	69,516
Eclat Textile Co. Ltd.	2,000	24,314
Eva Airways Corp.	28,000	13,854
Evergreen Marine Corp. Taiwan Ltd. (a)	30,000	15,240
Far Eastern New Century Corp.	35,000	28,415
Far EasTone Telecommunications Co. Ltd.	22,000	56,049
Feng TAY Enterprise Co. Ltd.	5,000	22,039
First Financial Holding Co. Ltd.	114,000	76,268
Formosa Chemicals & Fibre Corp.	39,000	122,450
Formosa Petrochemical Corp.	16,000	55,239
Formosa Plastics Corp.	56,000	170,676
Formosa Taffeta Co. Ltd.	11,000	11,048
Foxconn Technology Co. Ltd.	12,000	36,218
Fubon Financial Holding Co. Ltd. (a)	85,071	135,627
Giant Manufacturing Co. Ltd.	4,000	22,838
Globalwafers Co. Ltd.	2,000	13,977
Highwealth Construction Corp.	7,000	11,599
Hiwin Technologies Corp.	3,000	20,336
Hon Hai Precision Industry Co. Ltd.	205,016	783,733
Hotai Motor Co. Ltd.	3,032	37,865
HTC Corp. (a)	9,000	21,489
Hua Nan Financial Holdings Co. Ltd.	84,000	48,742
Innolux Corp.	118,000	61,696
Inventec Corp.	33,000	26,932

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Largan Precision Co. Ltd.	1,241	$197,242
Lite On Technology Corp.	30,000	49,317
MediaTek, Inc.	20,000	171,304
Mega Financial Holding Co. Ltd.	137,000	113,959
Merida Industry Co. Ltd.	3,000	16,094
Micro-Star International Co. Ltd.	8,339	19,365
Nan Ya Plastics Corp.	61,000	151,132
Nanya Technology Corp.	9,000	16,205
Nien Made Enterprise Co. Ltd.	2,000	22,231
Novatek Microelectronics Corp.	8,000	32,335
OBI Pharma, Inc. (a)	1,371	10,862
Pegatron Corp.	24,000	75,210
Phison Electronics Corp.	1,826	22,545
Pou Chen Corp.	29,000	40,084
Powertech Technology, Inc.	9,000	27,802
President Chain Store Corp.	7,000	62,744
Quanta Computer, Inc.	37,000	87,320
Realtek Semiconductor Corp.	6,000	21,482
Ruentex Development Co. Ltd. (a)	11,000	12,425
Ruentex Industries Ltd.	8,000	11,944
Shin Kong Financial Holding Co. Ltd. (a)	106,000	28,216
Siliconware Precision Industries Co. Ltd.	29,000	46,790
SinoPac Financial Holdings Co. Ltd.	137,000	41,884
Standard Foods Corp.	6,000	16,124
Synnex Technology International Corp.	19,000	21,288
TaiMed Biologics, Inc. (a)	1,985	12,041
Taishin Financial Holding Co. Ltd.	120,000	54,555
Taiwan Business Bank	58,000	16,207
Taiwan Cement Corp.	45,000	52,078
Taiwan Cooperative Financial Holding Co. Ltd.	107,000	56,811
Taiwan Fertilizer Co. Ltd.	11,000	14,607
Taiwan High Speed Rail Corp.	23,000	19,244
Taiwan Mobile Co. Ltd.	22,000	82,680
Taiwan Semiconductor Manufacturing Co. Ltd.	322,934	2,203,682
Teco Electric and Machinery Co. Ltd.	25,000	23,926
Transcend Information, Inc.	2,000	6,690
Uni-President Enterprises Corp.	62,000	124,346
United Microelectronics Corp.	158,000	76,608
Vanguard International Semiconductor Corp.	12,000	23,696
Wistron Corp.	33,000	33,640
WPG Holdings Ltd.	19,000	25,361
Yuanta Financial Holding Co. Ltd.	125,000	55,069
Yulon Motor Co. Ltd.	15,000	13,463

		7,572,561

Thailand — 0.1%
Advanced Info Service PCL	14,100	73,696
Airports of Thailand PCL	56,400	78,418

	Number of Shares	Value
Bangkok Bank PCL	2,500	$13,614
Bangkok Dusit Medical Services PCL	50,200	28,382
Bangkok Expressway & Metro PCL	93,200	20,430
Banpu PCL	26,400	12,899
BEC World PCL	10,500	6,490
Berli Jucker PCL	14,600	20,512
BTS Group Holdings PCL	79,300	19,844
Bumrungrad Hospital PCL	4,800	24,237
Central Pattana PCL	18,200	37,106
Charoen Pokphand Foods PCL	36,700	26,797
CP ALL PCL	61,300	113,275
Delta Electronics Thailand PCL	6,400	16,362
Electricity Generating PCL	1,800	11,340
Energy Absolute PCL	15,200	15,435
Glow Energy PCL	6,900	15,993
Home Product Center PCL	53,500	15,122
Indorama Ventures PCL	20,300	22,720
IRPC PCL	139,300	21,928
Kasikornbank PCL Sponsored ADR	23,700	138,404
KCE Electronics PCL	3,500	11,179
Krung Thai Bank PCL	47,400	26,223
Minor International PCL	27,900	33,058
PTT Exploration & Production PCL	18,500	46,932
PTT Global Chemical PCL	27,200	54,841
PTT PCL	13,500	147,032
Robinson Department Store PCL	6,800	11,666
The Siam Cement PCL	5,500	81,599
The Siam Commercial Bank PCL	22,800	104,328
Thai Oil PCL	11,000	25,579
Thai Union Group PCL	25,900	16,092
TMB Bank PCL	178,100	12,064
True Corp. PCL (a)	135,700	24,751

		1,328,348

Turkey — 0.1%
Akbank TAS	26,702	74,359
Anadolu Efes Biracilik Ve Malt Sanayii AS	1,734	10,763
Arcelik AS	3,324	24,616
Aselsan Elektronik Sanayi Ve Ticaret AS	2,478	15,394
BIM Birlesik Magazalar AS	2,856	52,918
Coca-Cola Icecek AS	940	10,787
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (a)	26,656	22,269
Eregli Demir ve Celik Fabrikalari TAS	18,909	37,881
Ford Otomotiv Sanayi AS	865	10,546
Haci Omer Sabanci Holding AS	12,981	40,262
Koc Holding AS	8,474	38,984
Petkim Petrokimya Holding AS	8,319	14,327
TAV Havalimanlari Holding AS	2,015	10,805
Tofas Turk Otomobil Fabrikasi AS	1,541	12,637
Tupras-Turkiye Petrol Rafinerileri AS	1,702	48,949
Turk Hava Yollari AO (a)	8,488	19,416

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Turk Telekomunikasyon AS (a)	8,019	$14,213
Turkcell Iletisim Hizmetleri AS	12,053	39,612
Turkiye Garanti Bankasi AS	30,657	85,287
Turkiye Halk Bankasi AS	8,593	32,020
Turkiye Is Bankasi	21,958	46,485
Turkiye Sise ve Cam Fabrikalari AS	8,843	11,569
Turkiye Vakiflar Bankasi TAO	9,243	16,994
Ulker Biskuvi Sanayi AS	1,897	11,958
Yapi ve Kredi Bankasi AS (a)	10,715	13,671

		716,722

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	27,943	53,080
Aldar Properties PJSC	42,805	26,708
DAMAC Properties Dubai Co. PJSC	17,067	14,637
DP World Ltd.	2,189	45,736
Dubai Islamic Bank PJSC	16,212	25,122
DXB Entertainments PJSC (a)	39,481	8,109
Emaar Malls PJSC	25,991	17,827
Emaar Properties PJSC	43,687	92,111
Emirates Telecommunications Group Co. PJSC	23,181	109,050
First Abu Dhabi Bank PJSC	20,171	57,655
NMC Health PLC	1,223	34,805

		484,840

United Kingdom — 5.9%
3i Group PLC	21,342	251,275
888 Holdings PLC	3,025	10,055
AA PLC	8,798	26,156
Abcam PLC	2,720	34,509
Aberdeen Asset Management PLC	20,188	79,532
Acacia Mining PLC	2,251	8,741
Admiral Group PLC	4,307	112,403
Advanced Medical Solutions Group PLC	2,837	10,719
Aggreko PLC	3,823	45,870
Aldermore Group PLC (a)	3,914	11,080
Allied Minds PLC (a) (b)	3,431	7,463
Amdocs Ltd.	4,622	297,934
AMEC PLC	5,760	35,139
Amerisur Resources PLC (a)	12,959	3,339
Anglo American PLC (a)	28,901	387,328
Antofagasta PLC (b)	8,788	91,762
AO World PLC (a) (b)	4,442	6,726
Aon PLC	5,810	772,440
ARRIS International PLC (a)	5,733	160,639
Arrow Global Group PLC	2,700	14,262
Ascential PLC	5,997	25,306
Ashmore Group PLC	5,582	25,688
Ashtead Group PLC	10,841	224,873
ASOS PLC (a)	810	60,653
Associated British Foods PLC	7,802	298,419
Assura PLC	100,559	83,574
AstraZeneca PLC	27,576	1,848,115

	Number of Shares	Value
Atlassian Corp. PLC Class A (a)	2,330	$81,969
Auto Trader Group PLC (d)	20,637	102,182
Aveva Group PLC	910	23,002
Aviva PLC	88,768	608,744
Babcock International Group PLC	5,651	64,861
BAE Systems PLC	69,487	574,168
Balfour Beatty PLC	10,178	35,898
Barclays PLC	369,782	978,559
Barratt Developments PLC	21,300	156,400
BBA Aviation PLC	15,208	60,976
Beazley PLC	7,830	49,813
Bellway PLC	1,884	73,049
Berendsen PLC	2,565	41,126
The Berkeley Group Holdings PLC	2,803	117,828
BGEO Group PLC	578	26,310
BHP Billiton PLC	45,891	703,074
Biffa PLC (a) (d)	4,131	11,864
Big Yellow Group PLC	8,782	90,613
Blue Prism Group PLC (a)	565	5,674
Bodycote PLC	2,849	28,015
boohoo.com plc (a)	9,524	28,830
Booker Group PLC	25,294	61,419
Bovis Homes Group PLC	1,974	24,581
BP PLC	425,876	2,460,310
Brewin Dolphin Holdings PLC	4,604	20,556
British American Tobacco PLC	40,609	2,764,748
The British Land Co. PLC	67,534	532,888
Britvic PLC	3,967	35,808
BT Group PLC	184,943	710,208
BTG PLC (a)	5,757	52,353
Bunzl PLC	7,386	220,317
Burberry Group PLC	9,750	211,236
Burford Capital Ltd.	2,808	32,952
Cairn Energy PLC (a) (b)	8,240	18,501
Cape PLC	1,752	4,285
Capita PLC	14,591	131,434
Capital & Counties Properties PLC	43,877	167,323
Capital & Regional PLC	23,323	17,091
Card Factory PLC	4,436	17,185
Cardtronics PLC Class A (a)	1,468	48,238
Carillion PLC (b)	7,035	17,121
Carnival PLC	4,036	267,242
Centamin PLC	16,087	32,478
Centrica PLC	122,197	318,525
Chemring Group PLC	3,950	9,532
Chesnara PLC	2,428	12,239
Cineworld Group PLC	2,951	26,996
Civitas Social Housing PLC	4,989	7,116
Clinigen Healthcare Ltd. (a)	1,560	17,509
Close Brothers Group PLC	2,214	43,542
CMC Markets PLC (d)	1,589	2,958
Cobham PLC	52,927	89,531
Coca-Cola European Partners PLC	4,559	185,158

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Compass Group PLC	34,518	$728,838
ConvaTec Group PLC (a) (d)	25,557	106,281
Conviviality PLC	2,445	9,813
Costain Group PLC	1,743	10,481
Countryside Properties PLC (d)	3,436	15,270
Countrywide PLC	2,072	4,523
Crest Nicholson Holdings plc	3,773	25,732
Croda International PLC	2,965	150,098
Custodian Reit PLC	14,962	22,804
CVS Group PLC	995	16,322
CYBG PLC (a)	13,297	47,905
Daejan Holdings PLC	225	18,095
Daily Mail & General Trust PLC	4,309	37,450
Dairy Crest Group PLC (b)	2,306	18,001
Dart Group PLC	1,317	10,562
De La Rue PLC	1,399	12,171
Debenhams PLC	15,839	8,925
Dechra Pharmaceuticals PLC	1,421	31,453
Delphi Automotive PLC	8,524	747,129
Derwent London PLC	6,134	212,050
DFS Furniture PLC	3,259	8,717
Diageo PLC	54,853	1,621,530
Dialight PLC (a)	348	4,981
Dialog Semiconductor PLC (a)	1,163	49,858
Dignity PLC	756	24,487
Diploma PLC	1,796	25,893
Direct Line Insurance Group PLC	28,579	132,387
Dixons Carphone PLC	20,714	76,589
Domino’s Pizza Group PLC	7,801	29,876
Drax Group PLC	5,843	24,797
DS Smith PLC	14,191	87,607
Dunelm Group PLC	1,718	13,465
easyJet PLC	3,657	64,754
EI Group PLC (a)	7,151	11,969
Electrocomponents PLC	6,587	49,575
Elementis PLC	6,653	25,499
EMIS Group PLC	810	9,725
Empiric Student Property PLC	27,875	40,567
EnQuest PLC (a)	14,883	6,175
Ensco PLC Class A	9,452	48,772
Equiniti Group PLC (d)	4,481	14,578
Eros International PLC (a) (b)	1,034	11,839
Essentra PLC	3,821	28,101
esure Group PLC	4,294	16,864
Evraz PLC (a)	5,890	15,891
Experian PLC	20,853	428,233
F&C UK Real Estate Investment Ltd.	10,185	14,160
Faroe Petroleum PLC (a)	4,450	4,817
Fenner PLC	2,683	10,026
Ferrexpo PLC	4,615	12,488
Fevertree Drinks PLC	1,383	30,744
Firstgroup PLC (a)	17,877	29,295
Forterra PLC (d)	1,419	4,721

	Number of Shares	Value
Foxtons Group PLC	3,581	$4,422
Fresnillo PLC	4,628	89,811
G4S PLC	32,708	139,164
Galliford Try PLC	1,344	20,332
GB Group PLC	1,832	8,303
GCP Student Living PLC	16,218	30,630
Genus PLC	882	20,458
GKN PLC	36,489	155,103
GlaxoSmithKline PLC	106,954	2,278,242
Glencore PLC	266,999	1,002,155
Go-Ahead Group PLC	689	15,793
Gocompare.Com Group PLC (a)	3,920	5,409
Grainger PLC	24,712	84,674
Great Portland Estates PLC	19,735	153,606
Greene King PLC	4,807	42,192
Greggs PLC	1,457	20,495
GVC Holdings PLC	4,104	40,449
Halfords Group PLC	2,777	12,378
Halma PLC	5,711	81,912
Hammerson PLC	52,494	393,001
Hansteen Holdings PLC	43,338	70,334
Hargreaves Lansdown PLC	5,583	94,734
Hastings Group Holdings Ltd. (d)	2,995	12,257
Hays PLC	20,280	43,883
Helical PLC	5,906	23,150
Hikma Pharmaceuticals PLC	3,142	60,179
Hill & Smith Holdings PLC	1,244	22,364
Hochschild Mining PLC (b)	3,673	13,102
HomeServe PLC	4,086	39,166
Hostelworld Group Plc (d)	1,317	5,956
Hotel Chocolat Group Ltd. (a)	612	2,806
Howden Joinery Group PLC	9,260	49,111
HSBC Holdings PLC	427,840	3,971,239
Hunting PLC (a)	2,279	14,527
Hurricane Energy PLC (a) (b)	13,339	5,639
Ibstock PLC (d)	4,630	14,815
IG Group Holdings PLC	5,503	40,741
Imagination Technologies Group PLC (a) (b)	4,585	9,144
IMI PLC	5,987	93,242
Imperial Brands PLC	20,923	940,848
Inchcape PLC	6,375	62,697
Indivior PLC	10,888	44,399
Informa PLC	12,521	109,196
Inmarsat PLC	9,768	97,956
InterContinental Hotels Group PLC	3,951	219,582
Intermediate Capital Group PLC	4,369	47,428
International Game Technology PLC	3,429	62,751
International Personal Finance PLC	3,027	6,648
International Seaways, Inc. (a)	923	20,001
Interserve PLC	1,978	5,962
Intertek Group PLC	3,639	200,149
Intu Properties PLC (b)	56,129	196,767

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Investec PLC	13,677	$102,209
iomart Group PLC	1,196	4,774
IQE PLC (a)	9,173	10,046
ITE Group PLC	3,635	7,287
ITV PLC	79,283	187,510
IWG PLC	10,446	44,060
J D Wetherspoon PLC	1,094	13,900
J Sainsbury PLC	33,740	110,693
Jackpotjoy PLC (a) (b)	800	7,075
JD Sports Fashion PLC	6,594	30,066
Jimmy Choo PLC (a)	1,188	3,218
John Laing Group PLC (d)	5,902	23,246
John Menzies PLC	1,228	11,282
John Wood Group PLC	5,607	46,902
Johnson Matthey PLC	4,243	158,712
JRP Group PLC	8,006	13,277
Jupiter Fund Management PLC	6,419	42,245
Just Eat PLC (a)	8,141	69,503
Kainos Group PLC	919	3,239
KAZ Minerals PLC (a)	3,476	23,538
KCOM Group PLC	7,173	8,315
Keller Group PLC	993	11,371
Kennedy Wilson Europe Real Estate PLC	4,388	63,517
Keywords Studios PLC	641	6,232
Kier Group PLC	1,552	24,794
Kingfisher PLC	49,278	192,998
Ladbrokes Coral Group PLC	14,632	21,837
Laird PLC	7,768	14,014
Land Securities Group PLC	51,082	674,286
Legal & General Group PLC	129,831	436,984
LivaNova PLC (a)	1,513	92,611
Lloyds Banking Group PLC	1,555,701	1,342,767
London Stock Exchange Group PLC	6,896	327,752
LondonMetric Property PLC	38,044	82,957
Lonmin PLC (a) (b)	3,873	3,322
Lookers PLC	4,314	6,438
Luceco PLC (d)	1,160	3,628
Majestic Wine PLC (b)	908	3,785
Man Group PLC	25,267	50,985
Marks & Spencer Group PLC	36,773	159,637
Marshalls PLC	2,923	14,286
Marston’s PLC	8,076	12,837
McCarthy & Stone PLC (d)	7,250	15,561
Mediclinic International PLC (b)	7,881	76,098
MedicX Fund Ltd.	17,598	20,339
Meggitt PLC	16,387	101,942
Melrose Industries PLC	28,706	90,683
Merlin Entertainments PLC (d)	15,395	96,414
Metro Bank PLC (a)	908	42,450
Michael Kors Holdings Ltd. (a)	4,895	177,444
Micro Focus International PLC	3,477	102,882
Mitchells & Butlers PLC	2,893	8,689

	Number of Shares	Value
Mitie Group PLC (b)	5,195	$18,693
Mondi PLC	7,882	206,849
Moneysupermarket.com Group PLC	8,222	37,870
Morgan Advanced Materials PLC	4,059	15,014
N Brown Group PLC	2,162	8,744
National Express Group PLC	7,216	34,450
National Grid PLC	75,284	934,406
NCC Group PLC (b)	4,210	8,983
New Europe Property Investments PLC	2,707	34,235
NewRiver REIT PLC	13,278	60,521
Newriver REIT PLC (a) (c)	1,292	251
NEX Group PLC	4,735	38,540
Next PLC	3,228	162,120
Nielsen Holdings PLC	11,361	439,216
Noble Corp. PLC	7,534	27,273
Northgate PLC	1,847	10,661
Nostrum Oil & Gas PLC (a)	1,209	7,629
Novae Group PLC	919	6,821
Novocure Ltd. (a)	1,769	30,604
Ocado Group PLC (a) (b)	8,077	30,504
Old Mutual PLC	105,971	267,034
OM Asset Management PLC	1,657	24,623
On the Beach Group PLC (d)	1,705	8,653
OneSavings Bank PLC	2,223	10,862
Ophir Energy PLC (a)	10,105	11,250
Oxford Immunotec Global PLC (a)	558	9,386
Oxford Instruments PLC	755	10,303
Pagegroup PLC	5,098	31,600
Pan African Resources PLC	31,577	5,654
Pantheon Resources PLC (a) (b)	2,888	1,918
The Paragon Group of Cos. PLC	4,100	22,816
Paysafe Group PLC (a)	6,950	46,237
Pearson PLC	18,023	162,327
Pendragon PLC	22,888	9,253
Pennon Group PLC	6,216	66,790
Persimmon PLC	6,636	193,870
Petrofac Ltd.	6,253	36,100
Pets at Home Group Plc (b)	4,825	10,129
Phoenix Spree Deutschland Ltd.	3,463	13,240
Photo-Me International PLC	4,013	8,665
Playtech PLC	3,805	47,115
Polypipe Group plc	2,801	13,959
Premier Foods PLC (a)	9,741	5,135
Premier Oil PLC (a) (b)	7,003	4,583
Primary Health Properties PLC (b)	32,374	47,966
Provident Financial PLC	3,282	104,062
Prudential PLC	56,260	1,292,484
Purplebricks Group PLC (a)	3,262	18,441
PZ Cussons PLC	4,533	20,204
QinetiQ Group PLC	8,420	29,655
Quotient Ltd. (a)	809	5,954
Randgold Resources Ltd.	1,997	176,741

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rank Group PLC	2,933	$9,063
Rathbone Brothers PLC	764	25,233
Reckitt Benckiser Group PLC	14,506	1,471,816
Redde PLC	3,981	8,408
Redefine International PLC	81,811	42,453
Redrow PLC	3,205	22,845
Regional REIT Ltd. (d)	9,682	13,270
RELX PLC	23,763	514,230
Renewi PLC	11,732	12,662
Renishaw PLC	522	24,652
Rentokil Initial PLC	27,257	97,168
The Restaurant Group PLC	3,414	14,568
Restore PLC	1,476	8,735
Rightmove PLC	1,415	78,371
Rio Tinto PLC	27,000	1,138,419
Rolls-Royce Holdings PLC	35,962	417,934
Rotork PLC	13,091	40,199
Rowan Cos. PLC Class A (a)	3,619	37,059
Royal Bank of Scotland Group PLC (a)	76,516	246,580
Royal Dutch Shell PLC Class A	96,493	2,563,149
Royal Dutch Shell PLC Class B	81,607	2,191,904
Royal Mail PLC	20,895	114,701
RPC Group PLC	6,216	60,969
RPS Group PLC	3,108	10,616
RSA Insurance Group PLC	21,784	174,763
SafeCharge International Group Ltd. (b)	667	2,302
Safestore Holdings PLC	11,951	65,619
Saga PLC	16,397	44,735
The Sage Group PLC	23,186	207,919
Savills PLC	2,130	24,370
Scapa Group PLC	1,944	11,991
Schroder Real Estate Investment Trust Ltd.	31,062	25,911
Schroders PLC	2,843	114,989
Segro PLC	65,416	417,159
Senior PLC	5,988	18,333
Serco Group PLC (a)	17,326	25,954
Severn Trent PLC	5,054	143,737
Shaftesbury PLC	13,516	171,238
Shawbrook Group PLC (d)	1,848	8,162
Shire PLC	19,711	1,085,968
SIG PLC	8,561	16,589
Sirius Minerals PLC (a) (b)	59,751	23,657
Sky PLC	22,418	290,234
Smart Metering Systems PLC	1,063	7,313
Smith & Nephew PLC	19,204	331,716
Smiths Group PLC	8,456	176,177
Soco International PLC	2,825	4,299
Softcat PLC	1,739	8,929
SolGold PLC (a)	10,166	5,188
Sophos Group PLC (d)	3,979	23,002

	Number of Shares	Value
Sound Energy PLC (a) (b)	9,553	$9,584
Spectris PLC	1,812	59,641
Spirax-Sarco Engineering PLC	1,115	77,797
Spire Healthcare Group PLC (d)	4,549	19,215
Sports Direct International PLC (a) (b)	3,677	13,949
SSE PLC	22,279	421,339
SSP Group Plc	7,060	43,752
St Modwen Properties PLC	2,686	12,554
St. James’s Place PLC	11,970	184,352
Staffline Group PLC	297	5,111
Stagecoach Group PLC	6,546	15,889
Stallergenes Greer PLC (a)	63	2,724
Standard Chartered PLC (a)	71,786	728,150
Standard Life Investment Property, Income Trust Ltd.	23,167	26,931
Standard Life PLC	43,050	223,855
STERIS PLC	2,662	216,953
Stobart Group Ltd.	4,902	18,935
Stock Spirits Group PLC	2,617	5,794
SuperGroup PLC	815	15,883
Synthomer PLC	4,317	27,451
TalkTalk Telecom Group PLC (b)	8,551	20,110
Target Healthcare REIT Ltd.	11,122	17,054
Tate & Lyle PLC	10,003	86,315
Taylor Wimpey PLC	69,101	158,647
Ted Baker PLC	468	14,588
Telecom Plus PLC	886	13,331
Telford Homes PLC	1,013	5,141
Telit Communications PLC	1,242	5,042
Tesco PLC (a)	177,555	391,054
Thomas Cook Group PLC	21,092	24,711
TORM PLC	387	3,774
TP ICAP PLC	8,278	50,414
Travis Perkins PLC	5,187	98,368
Tritax Big Box REIT PLC	82,848	157,730
Tullow Oil PLC (a)	20,833	41,101
UBM PLC	5,832	52,412
Ultra Electronics Holdings PLC	1,025	27,369
Unilever PLC	27,986	1,515,909
The UNITE Group PLC	13,454	113,786
United Utilities Group PLC	14,824	167,609
Vectura Group PLC (a)	8,490	12,374
Vedanta Resources PLC	1,356	11,381
Vesuvius PLC	3,147	21,798
Victoria PLC (a)	897	5,900
Victrex PLC	1,339	32,765
Virgin Money Holdings UK PLC	4,066	14,142
Vodafone Group PLC	580,286	1,646,730
VTTI Energy Partners LP	500	9,825
Watkin Jones PLC	2,694	6,957
The Weir Group PLC	4,604	104,064
WH Smith PLC	1,647	36,814
Whitbread PLC	4,099	211,812

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
William Hill PLC	12,909	$42,782
Wm Morrison Supermarkets PLC	46,386	145,844
Wolseley PLC	5,448	335,036
Workspace Group PLC	7,485	86,701
Worldpay Group PLC (d)	43,944	180,247
WPP PLC	27,975	588,595
WS Atkins PLC	1,397	37,844
Zeal Network SE	108	3,269
ZPG PLC (d)	4,449	20,951

		65,046,963

United States — 54.6%
1-800-Flowers.com, Inc. Class A (a)	843	8,219
1st Source Corp.	505	24,210
2U, Inc. (a) (b)	1,354	63,530
3D Systems Corp. (a)	3,464	64,777
3M Co.	10,321	2,148,729
8x8, Inc. (a)	2,842	41,351
A. Schulman, Inc.	905	28,960
A.O. Smith Corp.	4,580	257,991
A10 Networks, Inc. (a)	1,604	13,538
AAC Holdings, Inc. (a)	391	2,710
AAON, Inc.	1,322	48,716
AAR Corp.	926	32,188
Aaron’s, Inc.	1,972	76,711
Abaxis, Inc.	718	38,068
Abbott Laboratories	37,768	1,835,902
AbbVie, Inc.	28,358	2,056,239
Abeona Therapeutics, Inc. (a)	1,020	6,528
Abercrombie & Fitch Co. Class A	2,189	27,231
ABIOMED, Inc. (a)	1,277	182,994
ABM Industries, Inc.	1,704	70,750
Abraxas Petroleum Corp. (a)	4,913	7,959
Acacia Communications, Inc. (a) (b)	569	23,596
Acacia Research Corp. (a)	1,930	7,913
Acadia Healthcare Co., Inc. (a) (b)	2,494	123,154
ACADIA Pharmaceuticals, Inc. (a) (b)	3,022	84,284
Acadia Realty Trust	6,370	177,086
Accelerate Diagnostics, Inc. (a)	860	23,521
Acceleron Pharma, Inc. (a) (b)	1,045	31,758
Access National Corp.	393	10,422
Acco Brands Corp. (a)	3,442	40,099
Accuray, Inc. (a)	2,007	9,533
Aceto Corp.	829	12,808
Achaogen, Inc. (a) (b)	898	19,514
Achillion Pharmaceuticals, Inc. (a)	3,095	14,206
ACI Worldwide, Inc. (a)	3,730	83,440
Aclaris Therapeutics, Inc. (a)	628	17,031
ACNB Corp.	231	7,046
Acorda Therapeutics, Inc. (a)	1,392	27,422
Activision Blizzard, Inc.	16,513	950,653
Actua Corp. (a)	1,069	15,019
Actuant Corp. Class A	1,902	46,789

	Number of Shares	Value
Acuity Brands, Inc.	1,401	$284,795
Acushnet Holdings Corp.	593	11,765
Acxiom Corp. (a)	2,345	60,923
Adamas Pharmaceuticals, Inc. (a)	342	5,982
Adams Resources & Energy, Inc.	67	2,752
Addus HomeCare Corp. (a)	292	10,862
Adobe Systems, Inc. (a)	11,028	1,559,800
Adtalem Global Education, Inc.	1,913	72,598
ADTRAN, Inc.	1,581	32,648
Aduro Biotech, Inc. (a)	1,296	14,774
Advance Auto Parts, Inc.	2,281	265,942
Advanced Disposal Services, Inc. (a)	669	15,206
Advanced Drainage Systems, Inc.	1,121	22,532
Advanced Emissions Solutions, Inc.	627	5,743
Advanced Energy Industries, Inc. (a)	1,228	79,439
Advanced Micro Devices, Inc. (a)	26,207	327,063
AdvanSix, Inc. (a)	930	29,053
Advaxis, Inc. (a) (b)	1,320	8,567
The Advisory Board Co. (a)	1,234	63,551
AECOM (a)	4,909	158,708
Aegion Corp. (a)	1,064	23,280
Aerie Pharmaceuticals, Inc. (a)	935	49,134
Aerohive Networks, Inc. (a)	936	4,680
Aerojet Rocketdyne Holdings, Inc. (a)	2,174	45,219
Aerovironment, Inc. (a)	629	24,028
AES Corp.	20,821	231,321
Aetna, Inc.	7,242	1,099,553
Affiliated Managers Group, Inc.	1,794	297,553
Aflac, Inc.	8,667	673,253
AG Mortgage Investment Trust, Inc.	842	15,409
AGCO Corp.	2,118	142,732
Agenus, Inc. (a)	2,345	9,169
Agilent Technologies, Inc.	10,269	609,054
Agilysys, Inc. (a)	589	5,961
Agios Pharmaceuticals, Inc. (a)	1,324	68,120
AGNC Investment Corp.	11,258	239,683
Agree Realty Corp.	1,940	88,988
AgroFresh Solutions, Inc. (a) (b)	865	6,211
Aimmune Therapeutics, Inc. (a)	1,092	22,452
Air Lease Corp.	3,087	115,330
Air Products & Chemicals, Inc.	4,772	682,682
Air Transport Services Group, Inc. (a)	1,564	34,064
AK Steel Holding Corp. (a) (b)	10,128	66,541
Akamai Technologies, Inc. (a)	5,363	267,131
Akebia Therapeutics, Inc. (a)	1,219	17,517
Akorn, Inc. (a)	2,859	95,891
Alamo Group, Inc.	301	27,334
Alarm.com Holdings, Inc. (a)	628	23,632
Alaska Air Group, Inc.	3,797	340,819
Albany International Corp. Class A	916	48,914
Albany Molecular Research, Inc. (a)	684	14,843
Albemarle Corp.	3,506	370,023
Alcoa Corp.	5,869	191,623

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Alder Biopharmaceuticals, Inc. (a)	1,508	$17,267
Alere, Inc. (a)	2,782	139,629
Alexander & Baldwin, Inc.	1,402	58,015
Alexander’s, Inc.	165	69,541
Alexandria Real Estate Equities, Inc.	6,865	827,027
Alexion Pharmaceuticals, Inc. (a)	4,857	590,951
Alico, Inc.	92	2,880
Align Technology, Inc. (a)	2,526	379,203
Alleghany Corp. (a)	470	279,556
Allegheny Technologies, Inc. (b)	3,213	54,653
Allegiance Bancshares, Inc. (a)	303	11,605
Allegiant Travel Co.	397	53,833
ALLETE, Inc.	1,633	117,053
Alliance Data Systems Corp.	1,543	396,073
Alliant Energy Corp.	7,192	288,903
Allied Motion Technologies, Inc.	264	7,186
Allison Transmission Holdings, Inc.	4,241	159,080
Allscripts Healthcare Solutions, Inc. (a)	5,613	71,622
The Allstate Corp.	8,128	718,840
Ally Financial, Inc.	14,636	305,892
Almost Family, Inc. (a)	414	25,523
Alnylam Pharmaceuticals, Inc. (a)	2,412	192,381
Alon USA Energy, Inc.	811	10,803
Alphabet, Inc. Class A (a)	5,300	4,927,304
Alphabet, Inc. Class C (a)	5,383	4,891,694
Alteryx, Inc. Class A (a)	265	5,173
Altisource Residential Corp.	1,699	21,985
Altra Industrial Motion Corp.	937	37,293
Altria Group, Inc.	34,393	2,561,247
AMAG Pharmaceuticals, Inc. (a)	1,130	20,792
Amazon.com, Inc. (a)	7,074	6,847,632
Ambac Financial Group, Inc. (a)	1,407	24,411
Amber Road, Inc. (a)	694	5,948
AMC Entertainment Holdings, Inc. Class A (b)	1,746	39,721
AMC Networks, Inc. Class A (a)	1,667	89,034
Amedisys, Inc. (a)	917	57,597
AMERCO	159	58,204
Ameren Corp.	7,698	420,850
Ameresco, Inc. Class A (a)	232	1,786
America’s Car-Mart, Inc. (a)	182	7,080
American Airlines Group, Inc.	14,184	713,739
American Assets Trust, Inc.	3,071	120,967
American Axle & Manufacturing Holdings, Inc. (a)	2,752	42,931
American Campus Communities, Inc.	10,187	481,845
American Eagle Outfitters, Inc.	5,056	60,925
American Electric Power Co., Inc.	10,997	763,962
American Equity Investment Life Holding Co.	2,792	73,374
American Express Co.	16,573	1,396,110
American Financial Group, Inc.	2,254	223,980

	Number of Shares	Value
American Homes 4 Rent	17,284	$390,100
American International Group, Inc.	20,602	1,288,037
American National Bankshares, Inc.	186	6,873
American National Insurance Co.	213	24,812
American Outdoor Brands Corp. (a)	1,780	39,445
American Public Education, Inc. (a)	391	9,247
American Railcar Industries, Inc. (b)	190	7,277
American Renal Associates Holdings, Inc. (a)	343	6,363
American Software, Inc. Class A	963	9,909
American States Water Co.	1,079	51,155
American Tower Corp.	9,427	1,247,381
American Vanguard Corp.	823	14,197
American Water Works Co., Inc.	5,659	441,119
American Woodmark Corp. (a)	451	43,093
Ameriprise Financial, Inc.	4,846	616,847
Ameris Bancorp	1,185	57,117
AMERISAFE, Inc.	619	35,252
AmerisourceBergen Corp.	5,052	477,566
Ames National Corp.	191	5,845
AMETEK, Inc.	7,218	437,194
Amgen, Inc.	13,096	2,255,524
Amicus Therapeutics, Inc. (a) (b)	4,610	46,423
Amkor Technology, Inc. (a)	3,240	31,655
AMN Healthcare Services, Inc. (a)	1,401	54,709
Ampco-Pittsburgh Corp.	174	2,567
Amphastar Pharmaceuticals, Inc. (a)	1,064	19,003
Amphenol Corp. Class A	9,523	702,988
Amplify Snack Brands, Inc. (a) (b)	1,000	9,640
AmTrust Financial Services, Inc. (b)	2,646	40,060
Anadarko Petroleum Corp.	12,512	567,294
Analog Devices, Inc.	11,507	895,245
Analogic Corp.	394	28,624
AnaptysBio, Inc. (a)	194	4,642
Anavex Life Sciences Corp. (a) (b)	685	3,644
The Andersons, Inc.	864	29,506
Angie’s List, Inc. (a)	1,386	17,727
AngioDynamics, Inc. (a)	1,125	18,236
ANI Pharmaceuticals, Inc. (a)	207	9,688
Anika Therapeutics, Inc. (a)	447	22,055
Anixter International, Inc. (a)	882	68,972
Annaly Capital Management, Inc.	32,284	389,022
ANSYS, Inc. (a)	2,715	330,361
Antares Pharma, Inc. (a)	4,471	14,397
Antero Resources Corp. (a)	7,332	158,445
Anthem, Inc.	5,920	1,113,730
Anworth Mortgage Asset Corp.	2,858	17,177
Apache Corp.	12,118	580,816
Apartment Investment & Management Co. Class A	12,014	516,242
Apogee Enterprises, Inc.	845	48,030
Apollo Commercial Real Estate Finance, Inc.	2,980	55,279

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Appfolio, Inc. Class A (a)	296	$9,650
Apple Hospitality REIT, Inc.	16,026	299,846
Apple, Inc.	92,896	13,378,882
Applied Industrial Technologies, Inc.	1,176	69,443
Applied Materials, Inc.	24,105	995,778
Applied Optoelectronics, Inc. (a) (b)	547	33,799
Approach Resources Inc. (a) (b)	1,916	6,457
Apptio, Inc. Class A (a)	536	9,300
AptarGroup, Inc.	1,934	167,987
Aqua America, Inc.	5,714	190,276
Aqua Metals, Inc. (a) (b)	688	8,634
Aramark	7,668	314,235
Aratana Therapeutics, Inc. (a) (b)	1,205	8,712
ARC Document Solutions, Inc. (a)	1,599	6,652
ArcBest Corp.	779	16,047
Arch Coal, Inc. Class A	682	46,581
Archer-Daniels-Midland Co.	12,423	514,064
Archrock, Inc.	2,199	25,069
Arconic, Inc.	12,425	281,426
Ardelyx, Inc. (a)	844	4,304
Ardmore Shipping Corp. (b)	1,112	9,063
Arena Pharmaceuticals, Inc. (a)	880	14,846
Ares Commercial Real Estate Corp.	679	8,888
Argan, Inc.	416	24,960
Arista Networks, Inc. (a) (b)	1,682	251,947
Arlington Asset Investment Corp. Class A	546	7,464
Armada Hoffler Properties, Inc.	1,356	17,560
ARMOUR Residential REIT, Inc.	1,190	29,750
Armstrong Flooring, Inc. (a)	652	11,716
Armstrong World Industries, Inc. (a)	1,374	63,204
Array BioPharma, Inc. (a) (b)	5,438	45,516
Arrow Electronics, Inc. (a)	2,815	220,752
Arrow Financial Corp.	301	9,527
Artesian Resources Corp. Class A	169	6,361
Arthur J Gallagher & Co.	5,655	323,749
Artisan Partners Asset Management, Inc. Class A	1,361	41,783
ASB Bancorp, Inc. (a)	116	5,098
Asbury Automotive Group, Inc. (a)	563	31,838
Ascena Retail Group, Inc. (a)	5,543	11,917
Ascent Capital Group, Inc. Class A (a)	399	6,129
Ashford Hospitality Prime, Inc.	894	9,199
Ashford Hospitality Trust, Inc.	5,661	34,419
Ashland Global Holdings, Inc.	1,999	131,754
Aspen Technology, Inc. (a)	2,319	128,148
Assembly Biosciences, Inc. (a)	442	9,127
Associated Banc-Corp.	4,791	120,733
Associated Capital Group, Inc. Class A	175	5,950
Assurant, Inc.	1,736	180,006
Astec Industries, Inc.	626	34,749

	Number of Shares	Value
Asterias Biotherapeutics, Inc. (a)	1,131	$4,015
Astoria Financial Corp.	3,001	60,470
Astronics Corp. (a)	605	18,434
At Home Group, Inc. (a)	256	5,962
AT&T, Inc.	109,606	4,135,434
Atara Biotherapeutics, Inc. (a)	818	11,452
athenahealth, Inc. (a) (b)	1,253	176,109
Athersys, Inc. (a)	2,955	4,462
Atkore International Group, Inc. (a)	1,007	22,708
Atlantic Capital Bancshares, Inc. (a)	684	12,996
Atlas Air Worldwide Holdings, Inc. (a)	689	35,931
Atmos Energy Corp.	3,255	270,002
ATN International, Inc.	341	23,338
AtriCure, Inc. (a)	950	23,037
Atrion Corp.	43	27,662
Atwood Oceanics, Inc. (a) (b)	2,436	19,853
Audentes Therapeutics, Inc. (a)	580	11,095
Autodesk, Inc. (a)	6,603	665,714
Automatic Data Processing, Inc.	9,993	1,023,883
AutoNation, Inc. (a) (b)	2,098	88,452
AutoZone, Inc. (a)	901	513,984
AV Homes, Inc. (a)	223	4,471
AvalonBay Communities, Inc.	10,536	2,024,703
Avangrid, Inc.	1,807	79,779
Avery Dennison Corp.	2,803	247,701
Avexis, Inc. (a)	764	62,770
Avid Technology, Inc. (a)	906	4,766
Avis Budget Group, Inc. (a) (b)	2,317	63,185
Avista Corp.	2,072	87,977
Avnet, Inc.	3,957	153,848
AVX Corp.	1,454	23,758
Axcelis Technologies, Inc. (a)	877	18,373
AxoGen, Inc. (a)	683	11,440
Axon Enterprise, Inc. (a) (b)	1,695	42,612
AXT, Inc. (a)	1,156	7,341
AZZ, Inc.	837	46,705
B&G Foods, Inc. (b)	2,012	71,627
B. Riley Financial, Inc.	534	9,906
Babcock & Wilcox Enterprises, Inc. (a)	1,708	20,086
Badger Meter, Inc.	905	36,064
Baker Hughes, Inc.	13,538	737,956
Balchem Corp.	961	74,679
Baldwin & Lyons, Inc. Class B	357	8,747
Ball Corp.	11,008	464,648
Banc of California, Inc. (b)	1,347	28,960
BancFirst Corp.	252	24,343
The Bancorp, Inc. (a)	1,694	12,841
BancorpSouth, Inc.	2,682	81,801
Bank Mutual Corp.	1,104	10,102
Bank of America Corp.	177,395	4,303,603
Bank of Commerce Holdings	478	5,282
Bank of Hawaii Corp.	1,355	112,424

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Bank of Marin Bancorp	157	$9,663
The Bank of New York Mellon Corp.	22,508	1,148,358
Bank of the Ozarks, Inc.	3,632	170,232
BankFinancial Corp.	268	3,999
Bankrate, Inc. (a)	1,357	17,437
BankUnited, Inc.	3,336	112,457
Bankwell Financial Group, Inc.	227	7,089
Banner Corp.	1,073	60,635
Bar Harbor Bankshares	413	12,729
Barnes & Noble Education, Inc. (a)	1,057	11,236
Barnes & Noble, Inc.	1,944	14,774
Barnes Group, Inc.	1,536	89,902
Barracuda Networks, Inc. (a)	868	20,016
Barrett Business Services, Inc.	188	10,771
Basic Energy Services, Inc. (a)	539	13,421
Bassett Furniture Industries, Inc.	228	8,653
Baxter International, Inc.	11,121	673,265
Bazaarvoice, Inc. (a)	2,064	10,217
BB&T Corp.	18,085	821,240
BCB Bancorp, Inc.	321	4,911
Beacon Roofing Supply, Inc. (a)	1,834	89,866
Bear State Financial, Inc.	704	6,660
Beazer Homes USA, Inc. (a)	839	11,511
Becton, Dickinson & Co.	4,989	973,404
Bed Bath & Beyond, Inc.	4,338	131,875
Bel Fuse, Inc. Class B	366	9,040
Belden, Inc.	1,293	97,531
Bellicum Pharmaceuticals, Inc. (a) (b)	699	8,164
Bemis Co., Inc.	2,902	134,217
Benchmark Electronics, Inc. (a)	1,609	51,971
Beneficial Bancorp, Inc.	2,273	34,095
Benefitfocus, Inc. (a) (b)	473	17,194
Berkshire Hathaway, Inc. Class B (a)	34,253	5,801,431
Berkshire Hills Bancorp, Inc.	1,098	38,595
Berry Plastics Group, Inc. (a)	4,143	236,192
Best Buy Co., Inc.	8,398	481,457
BG Staffing, Inc.	275	4,780
BGC Partners, Inc. Class A	7,275	91,956
Big 5 Sporting Goods Corp. (b)	705	9,200
Big Lots, Inc. (b)	1,360	65,688
Biglari Holdings, Inc. (a)	28	11,193
Bill Barrett Corp. (a)	2,722	8,357
Bio-Rad Laboratories, Inc. Class A (a)	668	151,175
Bio-Techne Corp.	1,182	138,885
BioCryst Pharmaceuticals, Inc. (a)	2,265	12,593
Biogen, Inc. (a)	4,735	1,284,890
BioMarin Pharmaceutical, Inc. (a)	5,563	505,232
BioScrip, Inc. (a) (b)	2,675	7,263
BioSpecifics Technologies Corp. (a)	210	10,397
BioTelemetry, Inc. (a)	889	29,737
BioTime, Inc. (a) (b)	2,546	8,020
Bioverativ, Inc. (a)	3,448	207,466
BJ’s Restaurants, Inc. (a)	687	25,591

	Number of Shares	Value
Black Diamond, Inc. (a)	775	$5,154
Black Hills Corp.	1,696	114,429
Black Knight Financial Services, Inc. Class A (a)	954	39,066
Blackbaud, Inc.	1,466	125,709
Blackhawk Network Holdings, Inc. (a)	1,658	72,289
Blackline, Inc. (a)	316	11,294
BlackRock, Inc.	2,776	1,172,610
Bloomin’ Brands, Inc.	3,152	66,917
Blucora, Inc. (a)	1,270	26,924
Blue Bird Corp. (a)	192	3,264
Blue Buffalo Pet Products, Inc. (a)	2,965	67,632
Blue Hills Bancorp, Inc.	694	12,423
Bluebird Bio, Inc. (a) (b)	1,396	146,650
Blueprint Medicines Corp. (a)	1,210	61,311
Bluerock Residential Growth REIT, Inc.	722	9,307
BMC Stock Holdings, Inc. (a)	2,013	43,984
Bob Evans Farms, Inc.	646	46,402
The Boeing Co.	10,124	2,002,021
BofI Holding, Inc. (a) (b)	1,955	46,373
Boingo Wireless, Inc. (a)	1,034	15,469
Boise Cascade Co. (a)	1,266	38,486
Bojangles’, Inc. (a)	387	6,289
BOK Financial Corp. (b)	762	64,107
Bonanza Creek Energy, Inc. (a)	631	20,009
Boot Barn Holdings, Inc. (a) (b)	524	3,710
Booz Allen Hamilton Holding Corp.	4,650	151,311
BorgWarner, Inc.	6,747	285,803
The Boston Beer Co., Inc. Class A (a) (b)	285	37,663
Boston Private Financial Holdings, Inc.	2,666	40,923
Boston Properties, Inc.	11,787	1,450,037
Boston Scientific Corp. (a)	30,537	846,486
Bottomline Technologies de, Inc. (a)	1,270	32,626
Box, Inc. Class A (a)	2,428	44,287
Boyd Gaming Corp.	2,683	66,565
Brady Corp. Class A	1,507	51,087
Brandywine Realty Trust	13,350	234,025
Bridge Bancorp, Inc.	550	18,315
Bridgepoint Education, Inc. (a)	711	10,494
Briggs & Stratton Corp.	1,354	32,631
Bright Horizons Family Solutions, Inc. (a)	1,608	124,154
Brightcove, Inc. (a)	909	5,636
The Brink’s Co.	1,455	97,485
Brinker International, Inc.	1,518	57,836
Bristol-Myers Squibb Co.	29,222	1,628,250
Bristow Group, Inc. (b)	990	7,574
Brixmor Property Group, Inc.	23,295	416,515
Broadridge Financial Solutions, Inc.	3,716	280,781
BroadSoft, Inc. (a) (b)	944	40,639

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Brocade Communications Systems, Inc.	12,885	$162,480
Brookdale Senior Living, Inc. (a)	5,935	87,304
Brookline Bancorp, Inc.	2,246	32,792
Brooks Automation, Inc.	2,210	47,935
Brown & Brown, Inc.	3,749	161,469
Brown-Forman Corp. Class A	1,746	86,078
Brown-Forman Corp. Class B	5,608	272,549
Bruker Corp.	3,363	96,989
Brunswick Corp.	2,823	177,087
Bryn Mawr Bank Corp.	526	22,355
BSB Bancorp, Inc. (a)	310	9,068
The Buckle, Inc. (b)	835	14,863
Buffalo Wild Wings, Inc. (a)	511	64,744
Build-A-Bear Workshop, Inc. (a)	525	5,486
Builders FirstSource, Inc. (a)	3,059	46,864
Burlington Stores, Inc. (a)	2,196	202,010
BWX Technologies, Inc.	3,004	146,445
C&F Financial Corp.	124	5,816
C&J Energy Services, Inc. (a)	1,447	49,589
C.H. Robinson Worldwide, Inc.	4,453	305,832
C.R. Bard, Inc.	2,308	729,582
CA, Inc.	10,033	345,838
Cabela’s, Inc. (a)	1,612	95,785
Cable One, Inc.	148	105,213
Cabot Corp.	1,962	104,830
Cabot Microelectronics Corp.	780	57,587
Cabot Oil & Gas Corp.	14,589	365,892
CACI International, Inc. Class A (a)	750	93,787
Cadence BanCorp (a)	279	6,105
Cadence Design Systems, Inc. (a)	8,763	293,473
Cadiz, Inc. (a)	690	9,315
Caesars Acquisition Co. Class A (a)	1,546	29,451
Caesars Entertainment Corp. (a) (b)	1,655	19,860
CAI International, Inc. (a)	585	13,806
Cal-Maine Foods, Inc. (a) (b)	999	39,560
CalAmp Corp. (a)	1,087	22,099
CalAtlantic Group, Inc.	2,240	79,184
Calavo Growers, Inc. (b)	499	34,456
Caleres, Inc.	1,388	38,559
Calgon Carbon Corp.	1,601	24,175
California Resources Corp. (a) (b)	1,491	12,748
California Water Service Group	1,423	52,366
Calithera Biosciences, Inc. (a)	948	14,078
Calix, Inc. (a)	1,596	10,933
Callaway Golf Co.	3,060	39,107
Callidus Software, Inc. (a)	1,962	47,480
Callon Petroleum Co. (a)	6,506	69,029
Calpine Corp. (a)	11,487	155,419
Cambium Learning Group, Inc. (a)	449	2,276
Cambrex Corp. (a)	1,034	61,781
Camden National Corp.	485	20,811
Camden Property Trust	6,638	567,615
Campbell Soup Co.	5,684	296,421

	Number of Shares	Value
Camping World Holdings, Inc. Class A	442	$13,636
Cantel Medical Corp.	1,164	90,687
Capella Education Co.	358	30,645
Capital Bank Financial Corp. Class A	935	35,623
Capital City Bank Group, Inc.	431	8,801
Capital One Financial Corp.	10,738	887,174
Capital Senior Living Corp. (a)	750	11,408
Capitol Federal Financial, Inc.	3,888	55,248
Capstar Financial Holdings, Inc. (a)	270	4,790
Capstead Mortgage Corp.	2,708	28,244
Cara Therapeutics, Inc. (a) (b)	786	12,097
CARBO Ceramics, Inc. (a) (b)	764	5,233
Carbonite, Inc. (a)	763	16,633
CardConnect Corp. (a)	472	7,104
Cardinal Health, Inc.	10,057	783,641
Cardiovascular Systems, Inc. (a)	1,039	33,487
Care Capital Properties, Inc.	6,396	170,773
Care.com, Inc. (a)	552	8,335
Career Education Corp. (a)	2,085	20,016
CareTrust REIT, Inc.	5,551	102,916
Carlisle Cos., Inc.	2,016	192,326
CarMax, Inc. (a)	5,871	370,225
Carolina Financial Corp.	404	13,057
Carpenter Technology Corp.	1,502	56,220
Carriage Services, Inc.	382	10,299
Carrizo Oil & Gas, Inc. (a)	1,999	34,823
Carrols Restaurant Group, Inc. (a)	993	12,164
Cars.com, Inc. (a)	2,233	59,465
Carter’s, Inc.	1,523	135,471
Carvana Co. (a) (b)	467	9,559
Cascadian Therapeutics, Inc. (a)	1,433	5,324
Casella Waste Systems, Inc. Class A (a)	1,174	19,265
Casey’s General Stores, Inc.	1,255	134,423
Cass Information Systems, Inc.	320	21,005
Castle Brands, Inc. (a)	2,809	4,831
Castlight Health, Inc. Class B (a) (b)	1,588	6,590
Catalent, Inc. (a)	3,928	137,873
Catalyst Pharmaceuticals, Inc. (a)	2,185	6,031
Catchmark Timber Trust, Inc. Class A	1,064	12,098
Caterpillar, Inc.	12,683	1,362,915
Cathay General Bancorp	2,304	87,437
The Cato Corp. Class A	766	13,474
Cavco Industries, Inc. (a)	269	34,876
Cavium, Inc. (a)	2,090	129,852
CBIZ, Inc. (a)	1,581	23,715
CBL & Associates Properties, Inc. (b)	13,055	110,054
CBOE Holdings, Inc.	3,507	320,540
CBRE Group, Inc. Class A (a)	9,333	339,721
CBS Corp. Class B	7,951	507,115
CDK Global, Inc.	4,298	266,734
CDW Corp.	4,878	305,021

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
CECO Environmental Corp.	730	$6,701
Cedar Realty Trust, Inc.	5,816	28,208
Celanese Corp. Series A	4,431	420,679
Celgene Corp. (a)	13,794	1,791,427
Celldex Therapeutics, Inc. (a) (b)	4,243	10,480
Cempra, Inc. (a)	1,561	7,181
Centene Corp. (a)	5,386	430,234
Centennial Resource Development, Inc. Class A (a) (b)	3,520	55,686
CenterPoint Energy, Inc.	13,703	375,188
CenterState Banks, Inc.	1,630	40,522
Central Garden & Pet Co. (a)	265	8,424
Central Garden & Pet Co. Class A (a)	1,083	32,512
Central Pacific Financial Corp.	952	29,959
Central Valley Community Bancorp	342	7,579
Century Aluminum Co. (a)	1,582	24,648
Century Bancorp, Inc. Class A	116	7,378
Century Casinos, Inc. (a)	839	6,183
Century Communities, Inc. (a)	609	15,103
CenturyLink, Inc. (b)	17,108	408,539
Cerner Corp. (a)	9,155	608,533
Cerus Corp. (a) (b)	2,571	6,453
CEVA, Inc. (a)	633	28,770
CF Industries Holdings, Inc.	7,323	204,751
ChannelAdvisor Corp. (a)	935	10,799
Charles River Laboratories International, Inc. (a)	1,503	152,028
The Charles Schwab Corp.	26,448	1,136,206
Chart Industries, Inc. (a)	987	34,279
Charter Communications, Inc. Class A (a)	4,423	1,489,888
Charter Financial Corp.	248	4,464
Chase Corp.	228	24,328
Chatham Lodging Trust	2,958	59,426
The Cheesecake Factory, Inc.	1,411	70,973
The Chefs’ Warehouse, Inc. (a) (b)	770	10,010
Chegg, Inc. (a)	2,576	31,659
Chemed Corp.	489	100,015
Chemical Financial Corp.	2,205	106,744
ChemoCentryx, Inc. (a)	731	6,842
The Chemours Co.	5,869	222,552
Chemung Financial Corp.	104	4,252
Cheniere Energy, Inc. (a)	6,538	318,466
Cherry Hill Mortgage Investment Corp.	370	6,834
Chesapeake Energy Corp. (a) (b)	28,750	142,887
Chesapeake Lodging Trust	4,304	105,319
Chesapeake Utilities Corp.	499	37,400
Chevron Corp.	33,633	3,508,931
Chico’s FAS, Inc.	4,244	39,978
The Children’s Place, Inc.	548	55,951
Chimera Investment Corp.	6,041	112,544
Chimerix, Inc. (a)	1,672	9,112

	Number of Shares	Value
Chipotle Mexican Grill, Inc. (a)	804	$334,544
Choice Hotels International, Inc.	1,060	68,105
Church & Dwight Co., Inc.	7,910	410,371
Churchill Downs, Inc.	416	76,253
Chuy’s Holdings, Inc. (a)	475	11,115
Ciena Corp. (a)	4,436	110,989
Cigna Corp.	5,533	926,169
Cimarex Energy Co.	2,955	277,800
Cincinnati Bell, Inc. (a)	1,274	24,907
Cincinnati Financial Corp.	4,901	355,077
Cinemark Holdings, Inc.	3,414	132,634
Cintas Corp.	2,733	344,467
CIRCOR International, Inc.	527	31,293
Cirrus Logic, Inc. (a)	2,038	127,823
Cisco Systems, Inc.	89,252	2,793,588
CIT Group, Inc. (b)	6,412	312,264
Citi Trends, Inc.	529	11,225
Citigroup, Inc.	48,928	3,272,305
Citizens & Northern Corp.	246	5,722
Citizens Financial Group, Inc.	16,125	575,340
Citizens, Inc. (a) (b)	1,110	8,192
Citrix Systems, Inc. (a)	4,806	382,461
City Holding Co.	460	30,300
City Office REIT, Inc.	1,049	13,322
Civista Bancshares, Inc.	310	6,473
Civitas Solutions, Inc. (a)	601	10,518
Clean Energy Fuels Corp. (a)	3,561	9,045
Clean Harbors, Inc. (a)	1,644	91,785
Clear Channel Outdoor Holdings, Inc. Class A	1,259	6,106
Clearfield, Inc. (a)	450	5,940
Clearside Biomedical, Inc. (a)	414	3,772
Clearwater Paper Corp. (a)	543	25,385
Cliffs Natural Resources, Inc. (a) (b)	9,147	63,297
Clifton Bancorp, Inc.	542	8,959
Clipper Realty, Inc. (b)	222	2,739
The Clorox Co.	4,101	546,417
Cloud Peak Energy, Inc. (a)	2,266	7,999
Cloudera, Inc. (a) (b)	419	6,712
Clovis Oncology, Inc. (a)	1,348	126,213
ClubCorp Holdings, Inc.	2,083	27,287
CME Group, Inc.	7,564	947,315
CMS Energy Corp.	8,860	409,775
CNA Financial Corp.	818	39,877
CNB Financial Corp.	344	8,246
CNO Financial Group, Inc.	5,227	109,140
Coach, Inc.	8,990	425,587
CoBiz Financial, Inc.	1,160	20,184
Coca-Cola Bottling Co. Consolidated	153	35,017
The Coca-Cola Co.	68,391	3,067,336
Codexis, Inc. (a)	1,316	7,172
Codorus Valley Bancorp, Inc.	312	8,861
Coeur Mining, Inc. (a)	5,833	50,047

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Cogent Communications Holdings, Inc.	1,243	$49,844
Cogint, Inc. (a) (b)	298	1,505
Cognex Corp.	2,614	221,929
Cognizant Technology Solutions Corp. Class A	13,054	866,786
Cohen & Steers, Inc.	672	27,243
Coherent, Inc. (a)	777	174,817
Coherus Biosciences, Inc. (a)	1,035	14,852
Cohu, Inc.	776	12,214
Colfax Corp. (a)	2,806	110,472
Colgate-Palmolive Co.	19,223	1,425,001
Collectors Universe, Inc.	287	7,132
Collegium Pharmaceutical, Inc. (a) (b)	647	8,094
Colony NorthStar, Inc. Class A	17,081	240,671
Colony Starwood Homes	8,098	277,842
Columbia Banking System, Inc.	1,778	70,853
Columbia Property Trust, Inc.	9,484	212,252
Columbia Sportswear Co.	881	51,151
Columbus McKinnon Corp.	575	14,616
Comcast Corp. Class A	83,849	3,263,403
Comerica, Inc.	5,620	411,609
Comfort Systems USA, Inc.	1,185	43,963
Commerce Bancshares, Inc.	2,803	159,294
Commerce Union Bancshares, Inc.	220	5,251
CommerceHub, Inc. Series A (a)	403	7,020
CommerceHub, Inc. Series C (a)	881	15,365
Commercial Metals Co.	3,462	67,267
Commercial Vehicle Group, Inc. (a)	749	6,329
CommScope Holding Co., Inc. (a)	6,067	230,728
Community Bank System, Inc.	1,572	87,670
Community Bankers Trust Corp. (a)	676	5,577
The Community Financial Corp.	129	4,967
Community Health Systems, Inc. (a)	2,943	29,312
Community Healthcare Trust, Inc.	290	7,421
Community Trust Bancorp, Inc.	481	21,044
CommVault Systems, Inc. (a)	1,251	70,619
Compass Minerals International, Inc. (b)	1,054	68,826
Computer Programs & Systems, Inc. (b)	406	13,317
CompX International, Inc.	80	1,220
Comtech Telecommunications Corp.	798	15,138
Conagra Brands, Inc.	12,882	460,660
Conatus Pharmaceuticals, Inc. (a)	1,016	5,852
Concert Pharmaceuticals, Inc. (a)	640	8,928
Concho Resources, Inc. (a)	4,688	569,733
Conduent, Inc. (a)	6,025	96,038
ConforMIS, Inc. (a)	1,318	5,654
CONMED Corp.	802	40,854
Conn’s, Inc. (a) (b)	517	9,875
Connecticut Water Service, Inc.	335	18,596
ConnectOne Bancorp, Inc.	919	20,723

	Number of Shares	Value
ConocoPhillips	27,655	$1,215,714
CONSOL Energy, Inc. (a)	7,296	109,002
Consolidated Communications Holdings, Inc.	1,620	34,781
Consolidated Edison, Inc.	9,731	786,459
Consolidated-Tomoka Land Co.	72	4,100
Constellation Brands, Inc. Class A	3,610	699,365
The Container Store Group, Inc. (a)	480	2,842
Contango Oil & Gas Co. (a)	886	5,883
Continental Building Products, Inc. (a)	1,164	27,121
Continental Resources, Inc. (a)	2,788	90,136
Control4 Corp. (a)	759	14,884
Convergys Corp.	2,908	69,152
The Cooper Cos., Inc.	1,530	366,313
Cooper Tire & Rubber Co.	1,683	60,756
Cooper-Standard Holding, Inc. (a)	537	54,167
Copart, Inc. (a)	6,291	199,991
Corbus Pharmaceuticals Holdings, Inc. (a) (b)	1,350	8,505
Corcept Therapeutics, Inc. (a)	2,864	33,795
Core Molding Technologies, Inc. (a)	244	5,273
Core-Mark Holding Co., Inc.	1,482	48,995
CoreCivic, Inc.	3,760	103,701
CoreLogic, Inc. (a)	2,699	117,083
CorEnergy Infrastructure Trust, Inc.	335	11,253
CoreSite Realty Corp.	1,077	111,502
Corindus Vascular Robotics, Inc. (a)	3,167	5,891
Corium International, Inc. (a)	694	5,177
Cornerstone OnDemand, Inc. (a)	1,634	58,415
Corning, Inc.	20,220	607,611
Corporate Office Properties Trust	7,638	267,559
Corvel Corp. (a)	260	12,337
Corvus Pharmaceuticals, Inc. (a)	200	2,420
Costamare, Inc.	1,135	8,297
CoStar Group, Inc. (a)	1,027	270,717
Costco Wholesale Corp.	9,746	1,558,678
Cotiviti Holdings, Inc. (a)	832	30,900
Coty, Inc. Class A	14,972	280,875
County Bancorp, Inc.	150	3,600
Coupa Software, Inc. (a)	921	26,691
Cousins Properties, Inc.	31,612	277,869
Covanta Holding Corp. (b)	3,604	47,573
Covenant Transportation Group, Inc. Class A (a)	468	8,204
Cowen, Inc. (a)	659	10,709
CPI Card Group, Inc. (b)	835	2,380
CRA International, Inc.	183	6,647
Cracker Barrel Old Country Store, Inc. (b)	597	99,848
Craft Brew Alliance, Inc. (a)	428	7,212
Crane Co.	1,567	124,388
Crawford & Co. Class B (b)	470	4,371
Cray, Inc. (a)	1,289	23,718

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Credit Acceptance Corp. (a) (b)	355	$91,285
Cree, Inc. (a)	3,034	74,788
Crocs, Inc. (a)	2,073	15,983
Cross Country Healthcare, Inc. (a)	913	11,787
Crown Castle International Corp.	8,158	817,268
Crown Holdings, Inc. (a)	4,160	248,186
CryoLife, Inc. (a)	939	18,733
CSG Systems International, Inc.	1,046	42,447
CSRA, Inc.	5,096	161,798
CSS Industries, Inc.	333	8,711
CSW Industrials, Inc. (a)	427	16,504
CSX Corp.	19,648	1,071,995
CTS Corp.	1,001	21,622
CU Bancorp (a)	510	18,436
CubeSmart	13,842	332,762
Cubic Corp.	814	37,688
Cullen/Frost Bankers, Inc.	1,812	170,165
Culp, Inc.	269	8,743
Cummins, Inc.	5,055	820,022
Curis, Inc. (a)	2,536	4,793
Curtiss-Wright Corp.	1,385	127,115
Customers Bancorp, Inc. (a)	880	24,886
Cutera, Inc. (a)	447	11,577
CVB Financial Corp.	3,310	74,243
CVR Energy, Inc. (b)	375	8,160
CVS Health Corp.	22,738	1,829,499
CyberOptics Corp. (a)	209	4,316
Cypress Semiconductor Corp. (b)	10,452	142,670
CyrusOne, Inc.	2,750	153,312
CYS Investments, Inc.	4,908	41,276
Cytokinetics, Inc. (a)	1,140	13,794
CytomX Therapeutics, Inc. (a)	1,030	15,965
D.R. Horton, Inc.	10,857	375,326
Daily Journal Corp. (a) (b)	20	4,126
Daktronics, Inc.	909	8,754
Dana, Inc.	4,637	103,544
Danaher Corp.	13,682	1,154,624
Darden Restaurants, Inc.	3,960	358,142
Darling Ingredients, Inc. (a)	4,995	78,621
Daseke, Inc. (a)	610	6,789
Dave & Buster’s Entertainment, Inc. (a)	1,304	86,729
DaVita, Inc. (a)	4,949	320,497
DCT Industrial Trust, Inc.	7,022	375,256
DDR Corp.	23,749	215,403
Dean Foods Co.	2,695	45,815
Deckers Outdoor Corp. (a)	980	66,895
Deere & Co.	7,105	878,107
Del Frisco’s Restaurant Group, Inc. (a)	658	10,594
Del Taco Restaurants, Inc. (a)	1,000	13,750
Delek US Holdings, Inc.	2,001	52,906
Dell Technologies ,Inc. Class V (a)	6,520	398,437
Delta Air Lines, Inc.	15,084	810,614

	Number of Shares	Value
Delta Apparel, Inc. (a)	90	$1,996
Delta Natural Gas Co., Inc.	264	8,044
Deltic Timber Corp.	343	25,608
Deluxe Corp.	1,533	106,114
Denbury Resources, Inc. (a) (b)	11,215	17,159
Denny’s Corp. (a)	2,277	26,800
DENTSPLY SIRONA, Inc.	7,170	464,903
Depomed, Inc. (a)	1,868	20,062
Dermira, Inc. (a)	1,188	34,618
Devon Energy Corp.	16,671	532,972
Dexcom, Inc. (a) (b)	2,719	198,895
DHI Group, Inc. (a)	1,747	4,979
DHT Holdings, Inc.	2,515	10,437
Diamond Hill Investment Group, Inc.	93	18,544
Diamond Offshore Drilling, Inc. (a) (b)	1,990	21,552
Diamondback Energy, Inc. (a)	3,118	276,910
DiamondRock Hospitality Co.	15,120	165,564
Dick’s Sporting Goods, Inc.	2,813	112,042
Diebold Nixdorf, Inc. (b)	2,389	66,892
Digi International, Inc. (a)	603	6,120
Digimarc Corp. (a) (b)	329	13,209
Digital Realty Trust, Inc.	12,247	1,383,299
DigitalGlobe, Inc. (a)	1,894	63,070
Dillard’s, Inc. Class A (b)	472	27,230
Dime Community Bancshares, Inc.	986	19,326
DineEquity, Inc. (b)	565	24,888
Diodes, Inc. (a)	1,195	28,716
Diplomat Pharmacy, Inc. (a)	1,468	21,726
Discover Financial Services	12,052	749,514
Discovery Communications, Inc. Class A (a)	4,829	124,733
Discovery Communications, Inc. Class C (a)	6,645	167,520
DISH Network Corp. Class A (a)	4,906	307,901
DMC Global, Inc.	548	7,179
DNB Financial Corp.	142	4,871
Dolby Laboratories, Inc. Class A	1,749	85,631
Dollar General Corp.	8,770	632,229
Dollar Tree, Inc. (a)	7,309	511,045
Dominion Energy, Inc.	14,019	1,074,276
Domino’s Pizza, Inc.	1,525	322,583
Domtar Corp.	2,005	77,032
Donaldson Co., Inc.	4,202	191,359
Donegal Group, Inc. Class A	322	5,120
Donnelley Financial Solutions, Inc. (a)	810	18,598
Dorian LPG Ltd. (a)	281	2,299
Dorman Products, Inc. (a)	866	71,679
Douglas Dynamics, Inc.	713	23,458
Douglas Emmett, Inc.	11,110	424,513
Dover Corp.	4,941	396,367
The Dow Chemical Co.	27,265	1,719,604
Dr. Pepper Snapple Group, Inc.	5,830	531,171
Dril-Quip, Inc. (a)	1,186	57,877

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Drive Shack, Inc.	1,781	$5,610
DSP Group, Inc. (a)	812	9,419
DST Systems, Inc.	1,917	118,279
DSW, Inc. Class A	1,886	33,382
DTE Energy Co.	5,682	601,099
Ducommun, Inc. (a)	248	7,832
Duke Energy Corp.	15,645	1,307,766
Duke Realty Corp.	27,283	762,560
Duluth Holdings, Inc. Class B (a) (b)	367	6,683
The Dun & Bradstreet Corp.	1,170	126,535
Dunkin’ Brands Group, Inc.	2,951	162,659
DuPont Fabros Technology, Inc.	5,956	364,269
Durect Corp. (a)	4,964	7,744
DXC Technology Co.	9,005	690,864
DXP Enterprises, Inc. (a)	436	15,042
Dycom Industries, Inc. (a) (b)	944	84,507
Dynavax Technologies Corp. (a) (b)	1,727	16,666
Dynegy, Inc. (a)	3,137	25,943
Dynex Capital, Inc.	1,693	12,020
E*TRADE Financial Corp. (a)	8,760	333,143
E.I. du Pont de Nemours & Co.	19,388	1,564,805
The E.W. Scripps Co. Class A (a)	1,938	34,516
Eagle Bancorp, Inc. (a)	997	63,110
Eagle Materials, Inc.	1,506	139,185
Eagle Pharmaceuticals, Inc. (a) (b)	287	22,641
Earthstone Energy, Inc. Class A (a) (b)	90	901
East West Bancorp, Inc.	4,615	270,347
Easterly Government Properties, Inc.	1,039	21,767
The Eastern Co.	170	5,109
EastGroup Properties, Inc.	2,557	214,277
Eastman Chemical Co.	4,627	388,622
Eastman Kodak Co. (a)	670	6,097
Eaton Vance Corp.	3,534	167,229
eBay, Inc. (a)	22,602	789,262
Ebix, Inc. (b)	729	39,293
Echo Global Logistics, Inc. (a)	897	17,850
EchoStar Corp. Class A (a)	1,462	88,743
Eclipse Resources Corp. (a)	2,255	6,449
Ecolab, Inc.	5,728	760,392
Edge Therapeutics, Inc. (a)	639	6,556
Edgewell Personal Care Co. (a)	1,815	137,976
Edison International	10,101	789,797
Editas Medicine, Inc. (a) (b)	1,041	17,468
Education Realty Trust, Inc.	5,513	213,629
Edwards Lifesciences Corp. (a)	6,648	786,060
eHealth, Inc. (a)	441	8,291
El Paso Electric Co.	1,214	62,764
El Pollo Loco Holdings, Inc. (a)	792	10,969
Eldorado Resorts, Inc. (a)	1,442	28,840
Electro Scientific Industries, Inc. (a)	1,076	8,866
Electronic Arts, Inc. (a)	6,691	707,373
Electronics For Imaging, Inc. (a)	1,410	66,806
Elevate Credit, Inc. (a)	618	4,895

	Number of Shares	Value
elf Beauty, Inc. (a)	642	$17,469
Eli Lilly & Co.	21,813	1,795,210
Ellie Mae, Inc. (a)	1,061	116,615
Ellington Residential Mortgage REIT	326	4,779
EMC Insurance Group, Inc.	324	9,001
EMCOR Group, Inc.	1,877	122,718
EMCORE Corp.	582	6,198
Emerald Expositions Events, Inc.	482	10,556
Emergent BioSolutions, Inc. (a)	1,037	35,165
Emerson Electric Co.	14,342	855,070
Empire Resorts, Inc. (a)	88	2,103
Empire State Realty Trust, Inc. Class A	9,551	198,374
Employers Holdings, Inc.	937	39,635
Enanta Pharmaceuticals, Inc. (a)	462	16,623
Encore Capital Group, Inc. (a)	770	30,915
Encore Wire Corp.	647	27,627
Endologix, Inc. (a) (b)	2,381	11,572
Endurance International Group Holdings, Inc. (a)	1,627	13,585
Energen Corp. (a)	3,120	154,034
Energizer Holdings, Inc.	1,969	94,551
Energous Corp. (a) (b)	581	9,447
Energy Recovery, Inc. (a) (b)	1,194	9,898
Energy XXI Gulf Coast, Inc. (a)	920	17,084
EnerNOC, Inc. (a)	1,049	8,130
EnerSys	1,357	98,315
Engility Holdings, Inc. (a)	531	15,080
Ennis, Inc.	698	13,332
Enova International, Inc. (a)	1,035	15,370
EnPro Industries, Inc.	625	44,606
The Ensign Group, Inc.	1,505	32,764
Entegra Financial Corp. (a)	210	4,778
Entegris, Inc. (a)	4,395	96,470
Entellus Medical, Inc. (a) (b)	293	4,852
Entercom Communications Corp. Class A	676	6,997
Entergy Corp.	5,704	437,896
Enterprise Bancorp, Inc.	217	7,712
Enterprise Financial Services Corp.	717	29,254
Entravision Communications Corp. Class A	2,297	15,160
Envestnet, Inc. (a)	1,341	53,104
EnviroStar, Inc. (b)	175	4,734
Envision Healthcare Corp. (a)	3,734	234,010
Enzo Biochem, Inc. (a)	1,431	15,798
EOG Resources, Inc.	12,878	1,165,717
EP Energy Corp. Class A (a) (b)	1,528	5,592
EPAM Systems, Inc. (a)	1,504	126,471
Epizyme, Inc. (a)	1,286	19,419
ePlus, Inc. (a)	417	30,900
EPR Properties	4,733	340,161
EQT Corp. (b)	5,445	319,023

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Equifax, Inc.	3,778	$519,173
Equinix, Inc.	1,733	743,734
Equity Bancshares, Inc. Class A (a)	366	11,214
Equity Commonwealth (a)	9,122	288,255
Equity LifeStyle Properties, Inc.	6,195	534,876
Equity Residential	23,875	1,571,691
Era Group, Inc. (a)	393	3,718
Erie Indemnity Co. Class A	784	98,055
Escalade, Inc.	406	5,319
ESCO Technologies, Inc.	822	49,032
Esperion Therapeutics, Inc. (a)	417	19,299
ESSA Bancorp, Inc.	309	4,548
Essendant, Inc.	1,133	16,802
Essex Property Trust, Inc.	4,994	1,284,806
The Estee Lauder Cos., Inc. Class A	4,876	467,998
Esterline Technologies Corp. (a)	812	76,978
Ethan Allen Interiors, Inc.	799	25,808
Etsy, Inc. (a)	3,764	56,460
Euronet Worldwide, Inc. (a)	1,603	140,054
Evans Bancorp, Inc.	146	5,833
Everbridge, Inc. (a)	515	12,545
Evercore Partners, Inc. Class A	1,282	90,381
Everi Holdings, Inc. (a)	1,974	14,371
Eversource Energy	10,075	611,653
Evolent Health, Inc. Class A (a)	1,191	30,192
Evolution Petroleum Corp.	982	7,954
Exa Corp. (a)	545	7,521
Exact Sciences Corp. (a)	3,417	120,859
Exactech, Inc. (a)	395	11,771
Exelixis, Inc. (a)	9,189	226,325
Exelon Corp.	20,666	745,423
Exlservice Holdings, Inc. (a)	1,053	58,526
The ExOne Co. (a)	429	4,912
Expedia, Inc.	3,844	572,564
Expeditors International of Washington, Inc.	5,707	322,331
Exponent, Inc.	840	48,972
Express Scripts Holding Co. (a)	13,400	855,456
Express, Inc. (a)	2,348	15,849
Extended Stay America, Inc.	5,255	101,737
Exterran Corp. (a)	1,026	27,394
Extra Space Storage, Inc.	9,329	727,662
Extraction Oil & Gas, Inc. (a) (b)	3,824	51,433
Extreme Networks, Inc. (a)	3,357	30,952
Exxon Mobil Corp.	75,462	6,092,047
EZCORP, Inc. Class A (a)	1,359	10,464
F.N.B. Corp.	10,199	144,418
F5 Networks, Inc. (a)	2,062	261,998
Facebook, Inc. Class A (a)	41,556	6,274,125
FactSet Research Systems, Inc.	1,226	203,737
Fair Isaac Corp.	970	135,228
Fairmount Santrol Holdings, Inc. (a) (b)	4,797	18,708

	Number of Shares	Value
FairPoint Communications, Inc. (a)	560	$8,764
Farmer Brothers Co. (a)	308	9,317
Farmers & Merchants Bancorp, Inc. /Archbold OH	139	8,618
Farmers Capital Bank Corp.	157	6,052
Farmers National Banc Corp.	611	8,860
Farmland Partners, Inc. (b)	1,131	10,111
FARO Technologies, Inc. (a)	510	19,278
Fastenal Co.	9,155	398,517
Fate Therapeutics, Inc. (a)	1,678	5,437
FB Financial Corp. (a) (b)	237	8,577
FBL Financial Group, Inc. Class A	312	19,188
FCB Financial Holdings, Inc. Class A (a)	1,101	52,573
Federal Agricultural Mortgage Corp. Class C	251	16,240
Federal Realty Investment Trust	5,459	689,963
Federal Signal Corp.	1,902	33,019
Federated Investors, Inc. Class B	3,010	85,032
Federated National Holding Co.	496	7,936
FedEx Corp.	5,527	1,201,183
FelCor Lodging Trust, Inc.	9,459	68,199
Ferro Corp. (a)	2,702	49,420
Ferroglobe Representation & Warranty Insurance Trust (a) (c)	3,141	—
FibroGen, Inc. (a)	1,839	59,400
Fidelity & Guaranty Life (b)	433	13,445
Fidelity National Information Services, Inc.	10,459	893,199
Fidelity Southern Corp.	588	13,442
Fiesta Restaurant Group, Inc. (a)	844	17,429
Fifth Street Asset Management, Inc.	128	621
Fifth Third Bancorp	23,895	620,314
Financial Engines, Inc. (b)	1,865	68,259
Financial Institutions, Inc.	390	11,622
Finisar Corp. (a)	3,466	90,047
The Finish Line, Inc. Class A	1,207	17,103
FireEye, Inc. (a) (b)	5,574	84,781
First American Financial Corp.	3,432	153,376
First Bancorp	749	23,414
First Bancorp, Inc.	220	5,953
The First Bancshares, Inc.	272	7,507
First Busey Corp.	1,024	30,024
First Business Financial Services, Inc.	315	7,270
First Citizens BancShares, Inc. Class A	233	86,839
First Commonwealth Financial Corp.	2,907	36,861
First Community Bancshares, Inc.	415	11,350
First Community Financial Partners, Inc. (a)	532	6,863
First Connecticut Bancorp, Inc.	338	8,670
First Data Corp. Class A (a)	11,743	213,723
First Defiance Financial Corp.	344	18,122
First Financial Bancorp	1,811	50,165

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
First Financial Bankshares, Inc. (b)	1,964	$86,809
First Financial Corp.	390	18,447
First Financial Northwest, Inc.	236	3,807
First Foundation, Inc. (a)	725	11,912
First Guaranty Bancshares, Inc.	187	5,094
First Hawaiian, Inc.	1,699	52,023
First Horizon National Corp.	7,418	129,222
First Industrial Realty Trust, Inc.	8,821	252,457
First Internet Bancorp	212	5,947
First Interstate BancSystem, Inc. Class A	833	30,988
First Merchants Corp.	1,338	53,707
First Mid-Illinois Bancshares, Inc.	311	10,649
First Midwest Bancorp, Inc.	3,194	74,452
First Northwest Bancorp (a)	429	6,765
The First of Long Island Corp.	655	18,733
First Potomac Realty Trust	4,507	50,073
First Republic Bank	4,995	499,999
First Solar, Inc. (a) (b)	2,590	103,289
FirstCash, Inc.	1,451	84,593
FirstEnergy Corp.	14,119	411,710
Fiserv, Inc. (a)	6,749	825,673
Fitbit, Inc. Class A (a) (b)	5,346	28,387
Five Below, Inc. (a)	1,637	80,819
Five Prime Therapeutics, Inc. (a)	869	26,166
Five9, Inc. (a)	1,616	34,776
Flagstar Bancorp, Inc. (a)	647	19,941
FleetCor Technologies, Inc. (a)	2,913	420,084
Flexion Therapeutics, Inc. (a) (b)	865	17,490
Flexsteel Industries, Inc.	257	13,906
FLIR Systems, Inc.	4,262	147,721
Floor & Decor Holdings, Inc. (a)	325	12,759
Flotek Industries, Inc. (a)	1,743	15,582
Flowers Foods, Inc.	5,501	95,222
Flowserve Corp.	4,183	194,217
Fluidigm Corp. (a)	1,046	4,226
Fluor Corp.	4,491	205,598
Flushing Financial Corp.	889	25,061
FMC Corp.	4,232	309,148
FNB Bancorp	192	5,272
FNF Group	8,328	373,344
FNFV Group (a)	2,104	33,243
Fogo De Chao, Inc. (a)	90	1,251
FONAR Corp. (a)	183	5,078
Foot Locker, Inc.	4,152	204,611
Ford Motor Co.	86,964	973,127
Forest City Realty Trust, Inc.	18,033	435,858
Forestar Group, Inc. (a)	1,256	21,540
FormFactor, Inc. (a)	2,225	27,590
Forrester Research, Inc.	268	10,492
Forterra, Inc. (a) (b)	673	5,539
Fortinet, Inc. (a)	4,659	174,433
Fortive Corp.	9,768	618,803
Fortress Biotech, Inc. (a) (b)	935	4,441

	Number of Shares	Value
Fortune Brands Home & Security, Inc.	4,836	$315,501
Forum Energy Technologies, Inc. (a)	2,045	31,902
Forward Air Corp.	963	51,309
Fossil Group, Inc. (a)	1,267	13,113
Foundation Building Materials, Inc. (a)	496	6,379
Foundation Medicine, Inc. (a)	458	18,205
Four Corners Property Trust, Inc.	4,730	118,770
Fox Factory Holding Corp. (a)	1,062	37,807
Francesca’s Holdings Corp. (a)	1,175	12,854
Franklin Covey Co. (a)	400	7,720
Franklin Electric Co., Inc.	1,486	61,520
Franklin Financial Network, Inc. (a)	310	12,787
Franklin Resources, Inc.	7,461	334,178
Franklin Street Properties Corp.	8,082	89,549
Fred’s, Inc. Class A (b)	1,056	9,747
Freeport-McMoRan, Inc. (a)	43,068	517,247
FreightCar America, Inc.	469	8,156
Freshpet, Inc. (a)	877	14,558
Frontier Communications Corp.	36,535	42,381
FRP Holdings, Inc. (a)	242	11,168
FTD Cos., Inc. (a)	440	8,800
FTI Consulting, Inc. (a)	1,350	47,196
Fulton Financial Corp.	5,454	103,626
FutureFuel Corp.	635	9,582
G-III Apparel Group Ltd. (a)	1,393	34,755
Gaia, Inc. (a)	173	1,938
Gain Capital Holdings, Inc.	1,452	9,046
GAMCO Investors, Inc. Class A	173	5,121
GameStop Corp. Class A	3,039	65,673
Gaming and Leisure Properties, Inc.	15,063	567,423
Gaming Innovation Group, Inc. (a)	5,244	2,788
Gannett Co., Inc.	3,790	33,049
The Gap, Inc. (b)	7,634	167,872
Gardner Denver Holdings, Inc. (a)	1,318	28,482
Gartner, Inc. (a)	2,764	341,382
Gastar Exploration, Inc. (a)	5,298	4,906
GATX Corp.	1,203	77,317
GCP Applied Technologies, Inc. (a)	2,302	70,211
Gencor Industries, Inc. (a)	281	4,552
Gener8 Maritime, Inc. (a)	1,547	8,802
Generac Holdings, Inc. (a)	1,858	67,130
General Cable Corp.	1,513	24,738
General Communication, Inc. Class A (a)	873	31,987
General Dynamics Corp.	5,798	1,148,584
General Electric Co.	154,580	4,175,206
General Mills, Inc.	12,862	712,555
General Motors Co.	30,594	1,068,648
Genesco, Inc. (a)	607	20,577
Genesee & Wyoming, Inc. Class A (a)	1,956	133,771
Genesis Healthcare, Inc. (a)	1,140	1,984
Genie Energy Ltd. Class B	378	2,880
GenMark Diagnostics, Inc. (a)	1,233	14,586

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Genocea Biosciences, Inc. (a)	938	$4,896
Genomic Health, Inc. (a)	567	18,456
Gentex Corp.	8,838	167,657
Gentherm, Inc. (a)	1,183	45,900
Genuine Parts Co.	4,573	424,191
Genworth Financial, Inc. Class A (a)	14,878	56,090
The GEO Group, Inc.	3,816	112,839
Geospace Technologies Corp. (a)	518	7,164
German American Bancorp Inc.	681	23,215
Geron Corp. (a) (b)	3,811	10,556
Getty Realty Corp.	2,000	50,200
GGP, Inc.	47,194	1,111,891
Gibraltar Industries, Inc. (a)	1,020	36,363
Gigamon, Inc. (a) (b)	1,181	46,472
Gilead Sciences, Inc.	29,050	2,056,159
Glacier Bancorp, Inc.	2,366	86,619
Gladstone Commercial Corp.	659	14,360
Glaukos Corp. (a) (b)	888	36,825
Global Blood Therapeutics, Inc. (a)	1,146	31,343
Global Brass & Copper Holdings, Inc.	688	21,018
Global Eagle Entertainment, Inc. (a) (b)	1,708	6,080
Global Medical REIT, Inc. (b)	463	4,139
Global Net Lease, Inc.	5,179	115,181
Global Payments, Inc.	4,827	435,975
Global Water Resources, Inc.	56	554
Globalstar, Inc. (a) (b)	14,118	30,071
Globus Medical, Inc. Class A (a)	2,279	75,549
Glu Mobile, Inc. (a)	2,140	5,350
GMS, Inc. (a)	713	20,035
GNC Holdings, Inc. Class A (b)	1,983	16,717
GoDaddy, Inc. Class A (a)	2,499	106,008
Gogo, Inc. (a) (b)	1,737	20,028
Gold Resource Corp.	1,718	7,009
Golden Entertainment, Inc. (a)	408	8,450
The Goodyear Tire & Rubber Co.	7,966	278,491
GoPro, Inc. Class A (a) (b)	3,190	25,935
The Gorman-Rupp Co.	530	13,499
Government Properties Income Trust (b)	5,434	99,497
GP Strategies Corp. (a)	290	7,656
Graco, Inc.	1,731	189,164
Graham Corp.	370	7,274
Graham Holdings Co. Class B	140	83,951
Gramercy Property Trust	11,468	340,714
Grand Canyon Education, Inc. (a)	1,471	115,341
Granite Construction, Inc.	1,267	61,120
Graphic Packaging Holding Co.	9,828	135,430
Gray Television, Inc. (a)	2,074	28,414
Great Ajax Corp.	582	8,136
Great Lakes Dredge & Dock Corp. (a)	1,296	5,573
Great Plains Energy, Inc.	6,766	198,108
Great Southern Bancorp, Inc.	323	17,280

	Number of Shares	Value
Great Western Bancorp, Inc.	1,826	$74,519
Green Bancorp, Inc. (a)	784	15,210
Green Brick Partners, Inc. (a)	465	5,324
Green Dot Corp. Class A (a)	1,388	53,480
Green Plains, Inc.	1,118	22,975
The Greenbrier Cos., Inc. (b)	879	40,654
Greenhill & Co., Inc.	913	18,351
Greif, Inc.	150	9,060
Greif, Inc. Class A	833	46,465
Griffon Corp.	990	21,730
Group 1 Automotive, Inc.	595	37,675
Groupon, Inc. (a)	10,455	40,147
GrubHub, Inc. (a) (b)	2,670	116,412
GSI Technology, Inc. (a)	632	4,968
GTT Communications, Inc. (a)	998	31,587
Guaranty Bancorp	741	20,155
Guess?, Inc. (b)	1,950	24,921
Guidance Software, Inc. (a)	879	5,810
Guidewire Software, Inc. (a)	2,325	159,751
Gulf Island Fabrication, Inc.	476	5,522
Gulfport Energy Corp. (a)	4,971	73,322
H&E Equipment Services, Inc.	1,019	20,798
H&R Block, Inc.	6,500	200,915
H.B. Fuller Co.	1,531	78,249
The Habit Restaurants, Inc. Class A (a)	531	8,390
The Hackett Group, Inc.	631	9,781
Haemonetics Corp. (a)	1,669	65,909
The Hain Celestial Group, Inc. (a)	3,278	127,252
Halcon Resources Corp. (a)	1,845	8,376
Hallador Energy Co.	704	5,470
Halliburton Co.	19,309	824,687
Hallmark Financial Services, Inc. (a)	539	6,075
Halozyme Therapeutics, Inc. (a)	3,533	45,293
Halyard Health, Inc. (a)	1,394	54,756
Hamilton Lane, Inc. Class A	413	9,082
Hancock Holding Co.	2,649	129,801
Handy & Harman Ltd. (a)	103	3,234
Hanesbrands, Inc. (b)	11,547	267,429
Hanmi Financial Corp.	995	28,308
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,512	34,579
The Hanover Insurance Group, Inc.	1,359	120,448
HarborOne Bancorp, Inc. (a)	474	9,461
Hardinge, Inc.	511	6,347
Harley-Davidson, Inc. (b)	5,572	300,999
Harmonic, Inc. (a) (b)	2,136	11,214
Harris Corp.	3,879	423,121
Harsco Corp. (a)	2,612	42,053
The Hartford Financial Services Group, Inc.	11,615	610,601
Hasbro, Inc.	3,618	403,443
Haverty Furniture Cos., Inc.	527	13,228
Hawaiian Electric Industries, Inc.	3,443	111,484

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Hawaiian Holdings, Inc. (a)	1,627	$76,388
Hawaiian Telcom Holdco, Inc. (a)	233	5,823
Hawkins, Inc.	272	12,607
Haynes International, Inc.	359	13,035
HC2 Holdings, Inc. (a)	1,300	7,644
HCA Healthcare, Inc. (a)	6,602	575,694
HCI Group, Inc.	230	10,805
HCP, Inc.	36,031	1,151,551
HD Supply Holdings, Inc. (a)	6,484	198,605
Health Insurance Innovations, Inc. Class A (a)	345	8,108
Healthcare Realty Trust, Inc.	8,709	297,412
Healthcare Services Group, Inc.	2,202	103,120
Healthcare Trust of America, Inc. Class A	14,640	455,450
HealthEquity, Inc. (a)	1,552	77,336
HealthSouth Corp.	2,783	134,697
HealthStream, Inc. (a)	809	21,293
Heartland Express, Inc.	1,503	31,292
Heartland Financial USA, Inc.	763	35,937
Hecla Mining Co.	12,365	63,061
HEICO Corp.	768	55,173
HEICO Corp. Class A	1,545	95,867
Heidrick & Struggles International, Inc.	527	11,462
Helix Energy Solutions Group, Inc. (a)	4,463	25,171
Helmerich & Payne, Inc. (b)	3,374	183,343
Hemisphere Media Group, Inc. (a)	595	7,051
Henry Schein, Inc. (a)	2,510	459,380
Herc Holdings, Inc. (a)	741	29,136
Heritage Commerce Corp.	1,131	15,585
Heritage Financial Corp.	953	25,254
Heritage Insurance Holdings, Inc.	650	8,463
Heritage-Crystal Clean, Inc. (a)	500	7,950
Herman Miller, Inc.	1,782	54,173
Heron Therapeutics, Inc. (a) (b)	1,292	17,894
Hersha Hospitality Trust	2,960	54,790
The Hershey Co.	4,429	475,542
Hertz Global Holdings, Inc. (a)	1,678	19,297
Heska Corp. (a)	194	19,802
Hess Corp.	8,952	392,724
Hewlett Packard Enterprise Co.	37,010	613,996
Hexcel Corp.	2,870	151,507
HFF, Inc. Class A	1,157	40,229
Hibbett Sports, Inc. (a)	654	13,570
Highwoods Properties, Inc.	7,702	390,568
Hill International, Inc. (a)	1,258	6,542
Hill-Rom Holdings, Inc.	2,107	167,738
Hillenbrand, Inc.	1,915	69,131
Hilltop Holdings, Inc.	2,258	59,182
Hilton Grand Vacations, Inc. (a)	1,882	67,865
Hilton Worldwide Holdings, Inc.	6,127	378,955
Hingham Institution for Savings	24	4,366

	Number of Shares	Value
HMS Holdings Corp. (a)	2,469	$45,676
HNI Corp.	1,347	53,705
HollyFrontier Corp.	5,632	154,711
Hologic, Inc. (a)	8,864	402,248
Home Bancorp Inc.	224	9,524
Home BancShares, Inc.	4,015	99,973
The Home Depot, Inc.	21,393	3,281,686
HomeStreet, Inc. (a)	935	25,876
HomeTrust Bancshares, Inc. (a)	441	10,760
Honeywell International, Inc.	13,566	1,808,212
Hooker Furniture Corp.	325	13,374
Hope Bancorp, Inc.	4,180	77,957
Horace Mann Educators Corp.	1,201	45,398
Horizon Bancorp	586	15,441
Horizon Global Corp. (a)	723	10,382
Hormel Foods Corp.	8,561	292,016
Hortonworks, Inc. (a)	1,525	19,642
Hospitality Properties Trust	12,433	362,422
Host Hotels & Resorts, Inc.	55,890	1,021,110
Hostess Brands, Inc. (a)	2,507	40,363
Houghton Mifflin Harcourt Co. (a)	3,207	39,446
Houlihan Lokey, Inc.	659	22,999
Hovnanian Enterprises, Inc. Class A (a)	2,786	7,801
Howard Bancorp, Inc. (a)	273	5,255
The Howard Hughes Corp. (a)	1,078	132,422
HP, Inc.	37,829	661,251
HRG Group, Inc. (a)	3,617	64,057
HSN, Inc.	1,016	32,410
Hub Group, Inc. Class A (a)	951	36,471
Hubbell, Inc.	1,721	194,766
HubSpot, Inc. (a)	1,041	68,446
Hudson Pacific Properties, Inc.	11,976	409,459
Hudson Technologies, Inc. (a)	1,115	9,422
Humana, Inc.	3,217	774,075
Huntington Bancshares, Inc.	34,243	462,965
Huntington Ingalls Industries, Inc.	1,438	267,698
Huntsman Corp.	6,378	164,808
Hurco Cos., Inc.	246	8,549
Huron Consulting Group, Inc. (a)	685	29,592
Huttig Building Products, Inc. (a)	729	5,110
Hyatt Hotels Corp. Class A (a)	1,074	60,370
Hyster-Yale Materials Handling, Inc.	348	24,447
IAC/InterActiveCorp (a)	2,210	228,160
IBERIABANK Corp.	1,594	129,911
ICF International, Inc. (a)	544	25,622
Iconix Brand Group, Inc. (a)	1,808	12,493
ICU Medical, Inc. (a)	477	82,282
IDACORP, Inc.	1,606	137,072
Idera Pharmaceuticals, Inc. (a)	3,497	6,015
IDEX Corp.	2,446	276,422
IDEXX Laboratories, Inc. (a)	2,774	447,779
IDT Corp. Class B	685	9,843

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
IES Holdings, Inc. (a)	310	$5,627
Ignyta, Inc. (a)	1,664	17,222
II-VI, Inc. (a)	1,929	66,165
ILG, Inc.	3,318	91,212
Illinois Tool Works, Inc.	6,799	973,957
Illumina, Inc. (a)	4,635	804,265
Immersion Corp. (a)	605	5,493
Immune Design Corp. (a)	754	7,352
ImmunoGen, Inc. (a) (b)	3,052	21,700
Immunomedics, Inc. (a) (b)	3,476	30,693
Impac Mortgage Holdings, Inc. (a)	381	5,765
Impax Laboratories, Inc. (a)	2,326	37,449
Imperva, Inc. (a)	1,027	49,142
Impinj, Inc. (a) (b)	558	27,147
INC Research Holdings, Inc. Class A (a)	1,699	99,391
Incyte Corp. (a)	5,359	674,752
Independence Contract Drilling, Inc. (a)	1,173	4,563
Independence Holding Co.	292	5,971
Independence Realty Trust, Inc.	2,178	21,497
Independent Bank Corp.	843	56,186
Independent Bank Corp.	557	12,115
Independent Bank Group, Inc.	545	32,427
Infinera Corp. (a)	4,536	48,399
Infinity Property & Casualty Corp.	352	33,088
Information Services Group, Inc. (a)	1,203	4,944
InfraREIT, Inc. (a)	1,291	24,723
Ingevity Corp. (a)	1,308	75,079
Ingles Markets, Inc. Class A	437	14,552
Ingredion, Inc.	2,266	270,130
InnerWorkings, Inc. (a)	1,495	17,342
Innophos Holdings, Inc.	609	26,699
Innospec, Inc.	765	50,146
Innoviva, Inc. (a)	2,207	28,250
Inogen, Inc. (a)	533	50,859
Inovalon Holdings, Inc. Class A (a) (b)	1,937	25,472
Inovio Pharmaceuticals, Inc. (a) (b)	2,318	18,173
Inphi Corp. (a) (b)	1,302	44,659
Insight Enterprises, Inc. (a)	1,069	42,749
Insmed, Inc. (a)	1,998	34,286
Insperity, Inc.	580	41,180
Installed Building Products, Inc. (a)	661	35,000
Insteel Industries, Inc.	557	18,364
Instructure, Inc. (a)	642	18,939
Insulet Corp. (a)	1,758	90,203
Insys Therapeutics, Inc. (a)	856	10,828
Integer Holdings Corp. (a)	994	42,990
Integra LifeSciences Holdings Corp. (a)	1,962	106,949
Integrated Device Technology, Inc. (a)	4,178	107,751
Intel Corp.	83,780	2,826,737
Intellia Therapeutics, Inc. (a) (b)	273	4,368

	Number of Shares	Value
Inter Parfums, Inc.	554	$20,304
Interactive Brokers Group, Inc. Class A	2,043	76,449
Intercept Pharmaceuticals, Inc. (a) (b)	572	69,252
Intercontinental Exchange, Inc.	13,050	860,256
InterDigital, Inc.	1,070	82,711
Interface, Inc.	1,835	36,058
Internap Corp. (a)	2,436	8,940
International Bancshares Corp.	1,648	57,762
International Business Machines Corp.	15,295	2,352,830
International Flavors & Fragrances, Inc.	2,511	338,985
International Paper Co.	13,102	741,704
International Speedway Corp. Class A	833	31,279
The Interpublic Group of Cos., Inc.	12,516	307,894
Intersect ENT, Inc. (a)	855	23,897
Intevac, Inc. (a)	591	6,560
INTL. FCStone, Inc. (a)	451	17,030
Intra-Cellular Therapies, Inc. (a) (b)	1,029	12,780
Intrawest Resorts Holdings, Inc. (a)	438	10,398
Intrepid Potash, Inc. (a)	2,888	6,527
Intrexon Corp. (a) (b)	1,660	39,989
Intuit, Inc.	5,427	720,760
Intuitive Surgical, Inc. (a)	815	762,327
Invacare Corp. (b)	793	10,468
Invesco Mortgage Capital, Inc.	3,377	56,430
Investar Holding Corp.	263	6,023
Investment Technology Group, Inc.	1,052	22,344
Investors Bancorp, Inc.	8,116	108,430
Investors Real Estate Trust	9,556	59,343
Investors Title Co.	55	10,639
Invitae Corp. (a)	1,205	11,520
Invitation Homes, Inc.	6,836	147,863
Ionis Pharmaceuticals, Inc. (a)	3,877	197,223
Iovance Biotherapeutics, Inc. (a)	1,991	14,634
IPG Photonics Corp. (a)	1,136	164,834
iRhythm Technologies, Inc. (a)	428	18,186
Iridium Communications, Inc. (a) (b)	2,673	29,537
iRobot Corp. (a)	823	69,247
Iron Mountain, Inc.	8,386	288,143
Ironwood Pharmaceuticals, Inc. (a)	4,185	79,013
Isramco, Inc. (a)	23	2,631
iStar, Inc. (a)	2,063	24,839
Iteris, Inc. (a)	836	5,200
Itron, Inc. (a)	1,081	73,238
ITT, Inc.	2,770	111,299
IXYS Corp.	617	10,150
J Alexander’s Holdings, Inc. (a)	526	6,444
J&J Snack Foods Corp.	456	60,224
J. Jill, Inc. (a)	389	4,781
J.B. Hunt Transport Services, Inc.	2,739	250,290
The J.M. Smucker Co.	3,580	423,621
j2 Global, Inc.	1,417	120,573

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Jabil, Inc.	5,663	$165,303
Jack Henry & Associates, Inc.	2,463	255,832
Jack in the Box, Inc.	970	95,545
Jacobs Engineering Group, Inc.	3,768	204,942
Jagged Peak Energy, Inc. (a)	844	11,267
JC Penney Co., Inc. (a)	9,627	44,766
JELD-WEN Holding, Inc. (a)	623	20,223
Jernigan Capital, Inc.	291	6,402
JetBlue Airways Corp. (a)	10,617	242,386
John B Sanfilippo & Son, Inc.	268	16,913
John Bean Technologies Corp.	964	94,472
John Wiley & Sons, Inc. Class A	1,432	75,538
Johnson & Johnson	48,020	6,352,566
Johnson Outdoors, Inc. Class A	192	9,256
Jones Energy, Inc. Class A (a) (b)	1,962	3,139
Jones Lang LaSalle, Inc.	1,450	181,250
Jounce Therapeutics, Inc. (a)	247	3,465
JP Morgan Chase & Co.	62,983	5,756,646
Juniper Networks, Inc.	11,842	330,155
Juno Therapeutics, Inc. (a) (b)	1,967	58,794
K12, Inc. (a)	1,076	19,282
K2M Group Holdings, Inc. (a)	1,263	30,767
Kadant, Inc.	335	25,192
Kaiser Aluminum Corp.	517	45,765
Kaman Corp.	876	43,686
Kansas City Southern	3,358	351,415
KapStone Paper and Packaging Corp.	2,603	53,700
KAR Auction Services, Inc.	4,310	180,891
Karyopharm Therapeutics, Inc. (a)	931	8,426
Kate Spade & Co. (a)	4,120	76,179
KB Home	2,504	60,021
KBR, Inc.	4,415	67,196
KCG Holdings, Inc. Class A (a)	1,506	30,030
Keane Group, Inc. (a)	853	13,648
Kearny Financial Corp.	2,505	37,199
Kellogg Co.	7,880	547,345
Kelly Services, Inc. Class A	906	20,340
KEMET Corp. (a)	1,423	18,214
Kemper Corp.	1,174	45,316
Kennametal, Inc.	2,450	91,679
Kennedy-Wilson Holdings, Inc.	2,672	50,902
Keryx Biopharmaceuticals, Inc. (a)	2,270	16,412
Key Energy Services, Inc. (a) (b)	319	6,138
KeyCorp	34,732	650,878
Keysight Technologies, Inc. (a)	5,815	226,378
The KeyW Holding Corp. (a)	1,182	11,052
Kforce, Inc.	747	14,641
Kilroy Realty Corp.	7,352	552,503
Kimball Electronics, Inc. (a)	802	14,476
Kimball International, Inc. Class B	1,166	19,461
Kimberly-Clark Corp.	7,904	1,020,485
Kimco Realty Corp.	31,455	577,199
Kinder Morgan, Inc.	42,957	823,056

	Number of Shares	Value
Kindred Biosciences, Inc. (a)	709	$6,097
Kindred Healthcare, Inc.	2,723	31,723
Kingstone Cos., Inc.	319	4,881
Kinsale Capital Group, Inc.	454	16,939
Kirby Corp. (a)	1,699	113,578
Kirkland’s, Inc. (a)	581	5,973
Kite Pharma, Inc. (a) (b)	1,522	157,786
Kite Realty Group Trust	6,137	116,173
KKR Real Estate Finance Trust, Inc.	325	6,988
KLA-Tencor Corp.	4,964	454,256
KLX, Inc. (a)	1,602	80,100
KMG Chemicals, Inc.	244	11,875
Knight Transportation, Inc.	2,268	84,029
Knoll, Inc.	1,566	31,398
Knowles Corp. (a)	2,865	48,476
Kohl’s Corp.	5,395	208,625
Kopin Corp. (a)	2,451	9,093
Koppers Holdings, Inc. (a)	630	22,774
Korn/Ferry International	1,577	54,454
The Kraft Heinz Co.	10,730	918,917
Kraton Corp. (a)	962	33,131
Kratos Defense & Security Solutions, Inc. (a)	2,386	28,322
The Kroger Co.	20,306	473,536
Kronos Worldwide, Inc.	583	10,622
Kura Oncology, Inc. (a)	685	6,371
KVH Industries, Inc. (a)	588	5,586
L Brands, Inc.	7,638	411,612
L3 Technologies, Inc.	2,470	412,688
La Jolla Pharmaceutical Co. (a)	492	14,647
La Quinta Holdings, Inc. (a)	2,422	35,773
La-Z-Boy, Inc.	1,599	51,967
Laboratory Corp. of America Holdings (a)	3,246	500,338
Ladder Capital Corp.	2,226	29,851
Ladenburg Thalmann Financial Services, Inc. (a)	4,008	9,780
Lakeland Bancorp, Inc.	1,275	24,034
Lakeland Financial Corp.	781	35,832
Lam Research Corp.	5,137	726,526
Lamar Advertising Co. Class A	2,642	194,372
Lamb Weston Holdings, Inc.	4,697	206,856
Lancaster Colony Corp.	569	69,771
Landauer, Inc.	273	14,278
Landec Corp. (a)	679	10,083
Lands’ End, Inc. (a)	366	5,453
Landstar System, Inc.	1,352	115,731
Lannett Co., Inc. (a) (b)	859	17,524
Lantheus Holdings, Inc. (a)	808	14,261
Laredo Petroleum, Inc. (a)	5,153	54,210
Las Vegas Sands Corp.	8,055	514,634
LaSalle Hotel Properties	8,616	256,757
Lattice Semiconductor Corp. (a)	3,883	25,861

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Laureate Education, Inc. Class A (a)	1,003	$17,583
Lawson Products, Inc. (a)	197	4,364
Layne Christensen Co. (a)	707	6,215
LB Foster Co. Class A	258	5,534
LCI Industries	776	79,462
LCNB Corp.	343	6,860
Leaf Group Ltd. (a)	625	4,875
Lear Corp.	2,194	311,724
LegacyTexas Financial Group, Inc.	1,481	56,471
Legg Mason, Inc.	2,744	104,711
Leggett & Platt, Inc.	4,160	218,525
Leidos Holdings, Inc.	4,517	233,484
LeMaitre Vascular, Inc.	508	15,860
LendingClub Corp. (a)	9,767	53,816
LendingTree, Inc. (a) (b)	206	35,473
Lennar Corp. Class A	6,340	338,049
Lennar Corp. Class B	350	15,739
Lennox International, Inc.	1,234	226,612
Leucadia National Corp.	10,272	268,716
Level 3 Communications, Inc. (a)	9,414	558,250
Lexicon Pharmaceuticals, Inc. (a) (b)	1,311	21,566
Lexington Realty Trust	17,188	170,333
LGI Homes, Inc. (a) (b)	558	22,420
LHC Group, Inc. (a)	489	33,198
Libbey, Inc.	878	7,077
Liberty Broadband Corp. Class A (a)	819	70,262
Liberty Broadband Corp. Class C (a)	3,325	288,444
Liberty Expedia Holdings, Inc. Class A (a)	1,714	92,590
Liberty Interactive Corp. QVC Group Class A (a)	13,119	321,940
Liberty Media Corp-Liberty Braves Class A (a)	361	8,624
Liberty Media Corp-Liberty Braves Class C (a)	1,011	24,234
Liberty Media Corp-Liberty Formula One Class A (a) (b)	785	27,499
Liberty Media Corp-Liberty Formula One Class C (a)	3,374	123,556
Liberty Media Corp-Liberty SiriusXM Class A (a)	2,779	116,662
Liberty Media Corp-Liberty SiriusXM Class C (a)	5,677	236,731
Liberty Property Trust	11,310	460,430
Liberty Tax, Inc.	205	2,655
Liberty TripAdvisor Holdings, Inc. Class A (a)	2,350	27,260
Liberty Ventures Series A (a)	2,570	134,385
Life Storage, Inc.	3,472	257,275
LifePoint Health, Inc. (a)	1,203	80,781
Lifetime Brands, Inc.	158	2,868
Lifeway Foods, Inc. (a)	81	757
Ligand Pharmaceuticals, Inc. (a)	638	77,453

	Number of Shares	Value
Lilis Energy, Inc. (a) (b)	1,316	$6,448
Limelight Networks, Inc. (a)	1,430	4,133
Limoneira Co.	446	10,539
Lincoln Electric Holdings, Inc.	1,869	172,116
Lincoln National Corp.	7,122	481,305
Lindblad Expeditions Holdings, Inc. (a)	587	6,164
Lindsay Corp.	343	30,613
Liquidity Services, Inc. (a)	916	5,817
Lithia Motors, Inc. Class A	722	68,034
Littelfuse, Inc.	689	113,685
Live Nation Entertainment, Inc. (a)	4,228	147,346
Live Oak Bancshares, Inc. (b)	539	13,044
LivePerson, Inc. (a)	1,761	19,371
LKQ Corp. (a)	9,835	324,063
Lockheed Martin Corp.	5,594	1,552,950
Loews Corp.	8,835	413,566
LogMeIn, Inc.	1,648	172,216
Loral Space & Communications, Inc. (a)	376	15,623
Louisiana-Pacific Corp. (a)	4,494	108,350
Lowe’s Cos., Inc.	19,156	1,485,165
Loxo Oncology, Inc. (a)	622	49,878
LPL Financial Holdings, Inc.	2,862	121,521
LSB Industries, Inc. (a)	809	8,357
LSC Communications, Inc.	1,028	21,999
LSI Industries, Inc.	820	7,421
LTC Properties, Inc.	3,036	156,020
Lululemon Athletica, Inc. (a)	3,029	180,740
Lumber Liquidators Holdings, Inc. (a) (b)	969	24,283
Lumentum Holdings, Inc. (a)	1,895	108,110
Luminex Corp.	1,163	24,563
Lumos Networks Corp. (a)	743	13,277
Lydall, Inc. (a)	515	26,625
M&T Bank Corp.	4,603	745,456
M.D.C. Holdings, Inc.	1,380	48,755
M/I Homes, Inc. (a)	738	21,070
Macatawa Bank Corp.	507	4,837
The Macerich Co.	10,422	605,101
Mack-Cali Realty Corp.	6,735	182,788
MACOM Technology Solutions Holdings, Inc. (a)	1,261	70,326
Macquarie Infrastructure Corp.	2,471	193,726
MacroGenics, Inc. (a)	982	17,195
Macy’s, Inc.	9,704	225,521
The Madison Square Garden Co. Class A (a)	584	114,990
Magellan Health, Inc. (a)	760	55,404
MainSource Financial Group, Inc.	755	25,300
Malibu Boats, Inc. Class A (a)	500	12,935
Malvern Bancorp, Inc. (a)	212	5,077
Mammoth Energy Services, Inc. (a)	257	4,780

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Manhattan Associates, Inc. (a)	2,173	$104,434
The Manitowoc Co., Inc. (a)	4,098	24,629
ManpowerGroup, Inc.	2,153	240,382
ManTech International Corp. Class A	768	31,780
Marathon Oil Corp.	26,874	318,457
Marathon Petroleum Corp.	16,376	856,956
Marcus & Millichap, Inc. (a)	561	14,788
The Marcus Corp.	565	17,063
Marine Products Corp.	251	3,918
MarineMax, Inc. (a)	721	14,096
Markel Corp. (a)	434	423,523
MarketAxess Holdings, Inc.	1,155	232,270
Marlin Business Services Corp.	332	8,350
Marriott International, Inc. Class A	7,057	707,888
Marriott Vacations Worldwide Corp.	684	80,541
Marsh & McLennan Cos., Inc.	11,477	894,747
Marten Transport Ltd.	682	18,687
Martin Marietta Materials, Inc.	1,994	443,825
Masco Corp.	10,166	388,443
Masimo Corp. (a)	1,406	128,199
MasTec, Inc. (a)	2,026	91,474
Mastercard, Inc. Class A	16,769	2,036,595
Matador Resources Co. (a) (b)	2,866	61,246
Match Group, Inc. (a)	1,047	18,197
Materion Corp.	641	23,973
Matinas BioPharma Holdings, Inc. (a)	1,838	3,106
Matrix Service Co. (a)	750	7,013
Matson, Inc.	1,409	42,326
Mattel, Inc.	10,985	236,507
Matthews International Corp. Class A	972	59,535
Maui Land & Pineapple Co., Inc. (a)	247	5,014
Maxim Integrated Products, Inc.	8,935	401,181
MAXIMUS, Inc.	2,008	125,761
MaxLinear, Inc. (a)	1,822	50,816
Maxwell Technologies, Inc. (a)	1,229	7,362
MB Financial, Inc.	2,535	111,641
MBIA, Inc. (a)	3,666	34,570
MBT Financial Corp.	696	6,751
MCBC Holdings, Inc. (a)	556	10,870
McCormick & Co., Inc.	3,606	351,621
McDonald’s Corp.	14,527	2,224,955
McGrath RentCorp	761	26,353
McKesson Corp.	4,730	778,274
MDU Resources Group, Inc.	6,246	163,645
MedEquities Realty Trust, Inc.	797	10,058
Medical Properties Trust, Inc.	27,772	357,426
The Medicines Co. (a) (b)	2,082	79,137
MediciNova, Inc. (a)	1,005	5,286
Medidata Solutions, Inc. (a)	1,778	139,040
Medifast, Inc.	302	12,524
Medley Management, Inc. Class A	156	1,014
MEDNAX, Inc. (a)	2,862	172,779
Medpace Holdings, Inc. (a)	265	7,685

	Number of Shares	Value
The Meet Group, Inc. (a) (b)	1,849	$9,337
Mercantile Bank Corp.	482	15,173
Merck & Co., Inc.	48,752	3,124,516
Mercury General Corp.	861	46,494
Mercury Systems, Inc. (a)	1,518	63,893
Meredith Corp. (b)	1,239	73,659
Meridian Bancorp, Inc.	1,594	26,939
Meridian Bioscience, Inc.	1,301	20,491
Merit Medical Systems, Inc. (a)	1,525	58,179
Meritage Home Corp. (a)	1,243	52,455
Meritor, Inc. (a)	2,677	44,465
Merrimack Pharmaceuticals, Inc. (b)	4,190	5,196
Mesa Laboratories, Inc.	80	11,465
Meta Financial Group, Inc.	268	23,852
Methode Electronics, Inc.	1,060	43,672
MetLife, Inc.	20,444	1,123,193
Mettler-Toledo International, Inc. (a)	806	474,363
MFA Financial, Inc.	12,434	104,321
MGE Energy, Inc.	1,058	68,082
MGIC Investment Corp. (a)	11,547	129,326
MGM Resorts International	16,122	504,457
MGP Ingredients, Inc.	407	20,826
The Michaels Cos., Inc. (a)	3,672	68,005
Microchip Technology, Inc.	6,768	522,354
Micron Technology, Inc. (a)	23,358	697,470
Microsemi Corp. (a)	3,661	171,335
Microsoft Corp.	133,543	9,205,119
MicroStrategy, Inc. Class A (a)	306	58,651
MicroVision, Inc. (a) (b)	2,591	5,493
Mid-America Apartment Communities, Inc.	8,623	908,692
The Middleby Corp. (a)	1,780	216,288
Middlefield Banc Corp. (b)	97	4,889
Middlesex Water Co.	496	19,642
Midland States Bancorp, Inc.	480	16,090
MidSouth Bancorp, Inc.	422	4,959
Midstates Petroleum Co., Inc. (a)	375	4,751
MidWestOne Financial Group, Inc.	349	11,828
Milacron Holdings Corp. (a)	1,333	23,447
Miller Industries, Inc.	238	5,914
MiMedx Group, Inc. (a)	3,312	49,581
MINDBODY, Inc. Class A (a)	1,141	31,035
Minerals Technologies, Inc.	1,062	77,738
Minerva Neurosciences, Inc. (a)	640	5,664
Miragen Therapeutics, Inc. (a)	546	7,060
Mistras Group, Inc. (a)	440	9,667
Mitek Systems, Inc. (a)	969	8,140
MKS Instruments, Inc.	1,664	111,987
Mobile Mini, Inc.	1,430	42,685
MobileIron, Inc. (a)	1,663	10,061
Model N, Inc. (a)	876	11,651
Modine Manufacturing Co. (a)	1,407	23,286
Moelis & Co.Class A	771	29,953

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Mohawk Industries, Inc. (a)	1,962	$474,196
Molina Healthcare, Inc. (a)	1,334	92,286
Molson Coors Brewing Co. Class B	5,478	472,971
Momenta Pharmaceuticals, Inc. (a)	2,387	40,340
Monarch Casino & Resort, Inc. (a)	253	7,653
Mondelez International, Inc. Class A	32,749	1,414,429
MoneyGram International, Inc. (a)	874	15,076
Monmouth Real Estate Investment Corp.	5,205	78,335
Monogram Residential Trust, Inc.	12,462	121,006
Monolithic Power Systems, Inc.	1,271	122,524
Monotype Imaging Holdings, Inc.	1,297	23,735
Monro Muffler Brake, Inc.	1,022	42,668
Monsanto Co.	9,789	1,158,626
Monster Beverage Corp. (a)	9,219	458,000
Moody’s Corp.	5,292	643,931
Moog, Inc. Class A (a)	967	69,353
Morgan Stanley	29,478	1,313,540
Morningstar, Inc.	614	48,101
The Mosaic Co.	11,274	257,385
Motorcar Parts of America, Inc. (a)	535	15,108
Motorola Solutions, Inc.	5,205	451,482
Movado Group, Inc.	405	10,226
MRC Global, Inc. (a)	2,726	45,034
MSA Safety, Inc.	1,013	82,225
MSC Industrial Direct Co., Inc. Class A	1,419	121,977
MSCI, Inc.	2,826	291,050
MSG Networks, Inc. Class A (a)	1,939	43,531
MTGE Investment Corp.	1,500	28,200
MTS Systems Corp.	525	27,195
Mueller Industries, Inc.	1,835	55,876
Mueller Water Products, Inc. Class A	4,627	54,043
MuleSoft, Inc. (a)	459	11,447
Multi-Color Corp.	432	35,251
Murphy Oil Corp.	5,253	134,634
Murphy USA, Inc. (a)	1,110	82,262
MutualFirst Financial, Inc.	213	7,604
Myers Industries, Inc.	825	14,809
MyoKardia, Inc. (a)	443	5,803
MYR Group, Inc. (a)	468	14,517
Myriad Genetics, Inc. (a) (b)	1,986	51,318
NACCO Industries, Inc. Class A	95	6,731
Nanometrics, Inc. (a)	772	19,524
NanoString Technologies, Inc. (a)	560	9,262
NantHealth, Inc. (a) (b)	332	1,404
NantKwest, Inc. (a) (b)	652	4,949
Napco Security Technologies, Inc. (a)	541	5,085
Nasdaq, Inc.	3,611	258,150
Natera, Inc. (a)	997	10,827
Nathan’s Famous, Inc. (a)	43	2,709
National Bank Holdings Corp. Class A	785	25,991
National Bankshares, Inc.	140	5,712

	Number of Shares	Value
National Beverage Corp. (b)	380	$35,553
National CineMedia, Inc.	1,989	14,758
National Commerce Corp. (a)	331	13,091
National Fuel Gas Co.	2,553	142,560
National General Holdings Corp.	1,569	33,106
National Health Investors, Inc.	3,045	241,164
National HealthCare Corp.	343	24,058
National Instruments Corp.	3,321	133,571
National Oilwell Varco, Inc.	12,169	400,847
National Presto Industries, Inc.	143	15,801
National Research Corp. Class A	324	8,716
National Retail Properties, Inc.	11,392	445,427
National Storage Affiliates Trust	3,363	77,719
National Western Life Group, Inc. Class A	72	23,013
Nationstar Mortgage Holdings, Inc. (a)	969	17,335
Natural Gas Services Group, Inc. (a)	307	7,629
Natural Grocers by Vitamin Cottage, Inc. (a) (b)	263	2,175
Natural Health Trends Corp.	261	7,269
Nature’s Sunshine Products, Inc.	336	4,452
Natus Medical, Inc. (a)	1,057	39,426
Nautilus, Inc. (a)	886	16,967
Navient Corp.	9,136	152,114
Navigant Consulting, Inc. (a)	1,547	30,569
The Navigators Group, Inc.	631	34,642
Navios Maritime Acquisition Corp.	3,151	4,632
Navistar International Corp. (a)	1,606	42,125
NBT Bancorp, Inc.	1,255	46,372
NCI Building Systems, Inc. (a)	1,201	20,057
NCI, Inc. Class A (a)	81	1,709
NCR Corp. (a)	3,834	156,581
NCS Multistage Holdings, Inc. (a)	346	8,712
Neenah Paper, Inc.	486	39,001
Neff Corp. Class A (a)	362	6,878
Nektar Therapeutics (a)	4,621	90,341
Nelnet, Inc. Class A	633	29,757
Neogen Corp. (a)	1,182	81,688
NeoGenomics, Inc. (a) (b)	1,453	13,019
NeoPhotonics Corp. (a) (b)	1,035	7,990
Neos Therapeutics, Inc. (a)	662	4,833
NetApp, Inc.	8,616	345,071
Netflix, Inc. (a)	9,159	1,368,446
NETGEAR, Inc. (a)	1,047	45,126
NetScout Systems, Inc. (a)	2,769	95,254
Neurocrine Biosciences, Inc. (a)	2,769	127,374
NeuStar, Inc. Class A (a)	1,772	59,096
Nevro Corp. (a) (b)	860	64,010
The New Home Co., Inc. (a)	499	5,724
New Jersey Resources Corp.	2,659	105,562
New Media Investment Group, Inc.	1,434	19,330
New Relic, Inc. (a)	905	38,924
New Residential Investment Corp.	9,730	151,399

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
New Senior Investment Group, Inc.	6,180	$62,109
New York Community Bancorp, Inc.	15,283	200,666
New York Mortgage Trust, Inc.	3,179	19,773
The New York Times Co. Class A	4,037	71,455
Newell Brands, Inc.	15,271	818,831
Newfield Exploration Co. (a)	6,393	181,945
NewLink Genetics Corp. (a)	735	5,402
NewMarket Corp.	234	107,752
Newmont Mining Corp.	16,975	549,820
Newpark Resources, Inc. (a)	2,679	19,691
News Corp. Class A	12,238	167,661
News Corp. Class B	3,814	53,968
NewStar Financial, Inc.	926	9,723
Nexeo Solutions, Inc. (a) (b)	677	5,619
NexPoint Residential Trust, Inc.	516	12,843
Nexstar Media Group, Inc. Class A	1,428	85,394
NextEra Energy, Inc.	10,445	1,463,658
NI Holdings, Inc. (a) (b)	311	5,561
NIC, Inc.	2,063	39,094
Nicolet Bankshares, Inc. (a)	283	15,483
NIKE, Inc. Class B	29,515	1,741,385
NiSource, Inc.	10,373	263,059
NL Industries, Inc. (a)	142	1,001
NMI Holdings, Inc. Class A (a)	1,980	22,671
NN, Inc.	839	23,031
Noble Energy, Inc.	15,319	433,528
Noodles & Co. (a) (b)	687	2,679
Nordson Corp.	1,836	222,744
Nordstrom, Inc. (b)	3,718	177,832
Norfolk Southern Corp.	6,461	786,304
Northeast Bancorp	242	4,925
Northern Trust Corp.	6,672	648,585
Northfield Bancorp, Inc.	1,249	21,420
Northrim BanCorp, Inc.	264	8,026
Northrop Grumman Corp.	3,601	924,413
NorthStar Realty Europe Corp.	1,750	22,190
Northwest Bancshares, Inc.	2,877	44,910
Northwest Natural Gas Co.	869	52,010
Northwest Pipe Co. (a)	313	5,089
NorthWestern Corp.	1,523	92,933
Norwood Financial Corp. (b)	119	5,028
Novavax, Inc. (a)	9,464	10,884
NOW, Inc. (a)	3,458	55,605
NRG Energy, Inc.	9,515	163,848
NRG Yield, Inc. Class A	1,057	18,032
NRG Yield, Inc. Class C	2,045	35,992
Nu Skin Enterprises, Inc. Class A	1,670	104,943
Nuance Communications, Inc. (a)	9,130	158,953
Nucor Corp.	10,147	587,207
Nutanix, Inc. Class A (a) (b)	1,062	21,399
Nutraceutical International Corp.	265	11,037
Nutrisystem, Inc.	948	49,343
NuVasive, Inc. (a)	1,558	119,841

	Number of Shares	Value
NV5 Global, Inc. (a)	280	$11,900
NVE Corp.	126	9,702
NVIDIA Corp.	12,696	1,835,334
NVR, Inc. (a)	105	253,114
NxStage Medical, Inc. (a)	1,916	48,034
O’Reilly Automotive, Inc. (a)	2,842	621,659
Oasis Petroleum, Inc. (a)	7,559	60,850
Obalon Therapeutics, Inc. (a)	456	4,519
Occidental Petroleum Corp.	17,054	1,021,023
Oceaneering International, Inc.	3,030	69,205
OceanFirst Financial Corp.	1,016	27,554
Oclaro, Inc. (a) (b)	5,136	47,970
Ocular Therapeutix, Inc. (a) (b)	746	6,915
Ocwen Financial Corp. (a)	3,050	8,205
Office Depot, Inc.	15,872	89,518
OGE Energy Corp.	6,413	223,108
Ohio Valley Banc Corp.	143	5,155
Oil States International, Inc. (a)	1,651	44,825
Oil-Dri Corp. of America	190	7,982
Okta, Inc. (a)	337	7,684
Old Dominion Freight Line, Inc.	1,933	184,099
Old Line Bancshares, Inc.	330	9,299
Old National Bancorp	4,133	71,294
Old Point Financial Corp.	160	5,261
Old Republic International Corp.	7,783	152,002
Old Second Bancorp, Inc.	675	7,796
Olin Corp.	5,235	158,516
Ollie’s Bargain Outlet Holdings, Inc. (a) (b)	1,493	63,602
Olympic Steel, Inc.	361	7,032
Omega Flex, Inc.	48	3,091
Omega Healthcare Investors, Inc.	14,894	491,800
Omega Protein Corp.	603	10,794
Omeros Corp. (a) (b)	1,373	27,330
Ominto, Inc. (a) (b)	689	10,507
Omnicell, Inc. (a)	1,162	50,082
Omnicom Group, Inc.	7,348	609,149
OMNOVA Solutions, Inc. (a)	1,152	11,232
On Assignment, Inc. (a)	1,555	84,203
On Deck Capital, Inc. (a)	1,687	7,861
ON Semiconductor Corp. (a)	13,265	186,241
ONE Gas, Inc.	1,608	112,254
One Liberty Properties, Inc.	510	11,949
OneMain Holdings, Inc. (a)	1,617	39,762
ONEOK, Inc.	6,625	345,560
Ooma, Inc. (a)	602	4,816
OPKO Health, Inc. (a) (b)	10,370	68,235
Oppenheimer Holdings, Inc. Class A	384	6,298
Opus Bank	649	15,706
Oracle Corp.	51,193	2,566,817
OraSure Technologies, Inc. (a)	1,751	30,222
ORBCOMM, Inc. (a)	1,960	22,148
Orbital ATK, Inc.	1,822	179,212

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Orchid Island Capital, Inc.	1,268	$12,502
Orchids Paper Products Co.	339	4,390
Organovo Holdings, Inc. (a) (b)	3,226	8,484
Orion Group Holdings, Inc. (a)	1,064	7,948
Oritani Financial Corp.	1,238	21,108
Ormat Technologies, Inc.	1,276	74,876
Orrstown Financial Services, Inc.	291	6,649
Oshkosh Corp.	2,343	161,386
OSI Systems, Inc. (a)	567	42,610
Otonomy, Inc. (a)	899	16,946
Otter Tail Corp.	1,229	48,668
Outfront Media, Inc.	4,430	102,422
Overseas Shipholding Group, Inc. Class A (a)	1,471	3,913
Overstock.com, Inc. (a)	526	8,574
Owens & Minor, Inc.	1,925	61,966
Owens Corning	3,528	236,094
Owens Realty Mortgage, Inc.	394	6,682
Owens-Illinois, Inc. (a)	5,135	122,829
Oxford Industries, Inc.	493	30,808
P.H. Glatfelter Co.	1,379	26,946
PACCAR, Inc.	10,911	720,562
Pacific Biosciences of California, Inc. (a)	2,824	10,053
Pacific Continental Corp.	613	15,662
Pacific Ethanol, Inc. (a)	1,137	7,106
Pacific Mercantile Bancorp (a)	607	5,342
Pacific Premier Bancorp, Inc. (a)	1,161	42,841
Pacira Pharmaceuticals, Inc. (a)	1,178	56,191
Packaging Corp. of America	2,959	329,603
PacWest Bancorp	3,819	178,347
Palo Alto Networks, Inc. (a)	2,840	380,020
Pandora Media, Inc. (a) (b)	7,078	63,136
Panera Bread Co. Class A (a)	673	211,753
Panhandle Oil & Gas, Inc. Class A	572	13,213
Papa John’s International, Inc.	824	59,130
Par Pacific Holdings, Inc. (a)	916	16,525
Paragon Commercial Corp. (a)	136	7,136
Paramount Group, Inc.	15,062	240,992
Paratek Pharmaceuticals, Inc. (a) (b)	741	17,858
PAREXEL International Corp. (a)	1,565	136,014
Park City Group, Inc. (a) (b)	507	6,160
Park Electrochemical Corp.	471	8,676
Park Hotels & Resorts, Inc.	9,884	266,473
Park National Corp.	430	44,600
Park Sterling Corp.	1,610	19,127
Park-Ohio Holdings Corp.	212	8,077
Parke Bancorp, Inc.	231	5,174
Parker Drilling Co. (a)	4,793	6,471
Parker-Hannifin Corp.	4,207	672,363
Parkway, Inc.	3,225	73,820
Parsley Energy, Inc. Class A (a)	7,368	204,462
Party City Holdco, Inc. (a)	1,020	15,963

	Number of Shares	Value
Patrick Industries, Inc. (a)	522	$38,028
Pattern Energy Group, Inc.	2,170	51,733
Patterson Cos., Inc. (b)	2,585	121,366
Patterson-UTI Energy, Inc.	6,634	133,940
Paychex, Inc.	10,234	582,724
Paycom Software, Inc. (a) (b)	1,533	104,873
Paylocity Holding Corp. (a)	800	36,144
PayPal Holdings, Inc. (a)	25,280	1,356,778
PBF Energy, Inc. Class A (b)	3,506	78,044
PC Connection, Inc.	272	7,360
PCM, Inc. (a)	301	5,644
PCSB Financial Corp. (a)	555	9,468
PDC Energy, Inc. (a)	2,052	88,462
PDF Solutions, Inc. (a)	856	14,081
PDL BioPharma, Inc.	3,761	9,290
pdvWireless, Inc. (a)	385	8,971
Peabody Energy Corp. (a)	1,522	37,213
Peapack Gladstone Financial Corp.	450	14,080
Pebblebrook Hotel Trust (b)	5,226	168,486
Pegasystems, Inc.	1,170	68,269
Penn National Gaming, Inc. (a)	2,695	57,673
Penn Virginia Corp. (a) (b)	442	16,243
Penns Woods Bancorp, Inc.	179	7,371
Pennsylvania Real Estate Investment Trust	5,362	60,698
PennyMac Financial Services, Inc. Class A (a)	514	8,584
PennyMac Mortgage Investment Trust	1,971	36,050
Penske Automotive Group, Inc.	1,098	48,213
Penumbra, Inc. (a)	901	79,063
People’s United Financial, Inc.	10,770	190,198
People’s Utah Bancorp	321	8,603
Peoples Bancorp of North Carolina, Inc.	161	5,088
Peoples Bancorp, Inc.	461	14,812
Peoples Financial Services Corp.	248	10,845
PepsiCo, Inc.	25,423	2,936,102
Perficient, Inc. (a)	1,103	20,560
Performance Food Group Co. (a)	2,191	60,033
PerkinElmer, Inc.	3,494	238,081
Perry Ellis International, Inc. (a)	270	5,254
PetMed Express, Inc.	551	22,371
Pfizer, Inc.	105,357	3,538,942
PG&E Corp.	11,416	757,680
PGT Innovations, Inc. (a)	1,409	18,035
PharMerica Corp. (a)	953	25,016
PHH Corp. (a)	1,531	21,082
PHI, Inc. (a)	438	4,275
Phibro Animal Health Corp. Class A	560	20,748
Philip Morris International, Inc.	27,625	3,244,556
Phillips 66	9,735	804,987
Photronics, Inc. (a)	2,108	19,815
Physicians Realty Trust	11,636	234,349

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PICO Holdings, Inc. (a)	786	$13,755
Piedmont Office Realty Trust, Inc. Class A	11,142	234,873
Pier 1 Imports, Inc.	2,498	12,965
Pieris Pharmaceuticals, Inc. (a)	1,114	5,637
Pilgrim’s Pride Corp. (a)	1,623	35,576
Pinnacle Entertainment, Inc. (a)	1,757	34,718
Pinnacle Financial Partners, Inc.	2,310	145,068
Pinnacle Foods, Inc.	3,724	221,206
Pinnacle West Capital Corp.	3,511	298,997
Pioneer Energy Services Corp. (a)	1,549	3,175
Pioneer Natural Resources Co.	3,773	602,095
Piper Jaffray Cos.	461	27,637
Pitney Bowes, Inc.	6,078	91,778
Pixelworks, Inc. (a)	1,059	4,861
PJT Partners, Inc. Class A	550	22,121
Planet Fitness, Inc. Class A	2,614	61,011
Planet Payment, Inc. (a)	1,661	5,481
Plantronics, Inc.	983	51,421
Platform Specialty Products Corp. (a)	7,009	88,874
Plexus Corp. (a)	1,025	53,884
Plug Power, Inc. (a) (b)	6,055	12,352
Ply Gem Holdings, Inc. (a)	616	11,057
The PNC Financial Services Group, Inc.	10,804	1,349,095
PNM Resources, Inc.	2,461	94,133
Polaris Industries, Inc. (b)	1,870	172,470
PolyOne Corp.	2,594	100,492
Pool Corp.	1,257	147,785
Portland General Electric Co.	2,817	128,709
Portola Pharmaceuticals, Inc. (a)	1,601	89,928
Post Holdings, Inc. (a)	2,067	160,503
Potbelly Corp. (a)	577	6,636
Potlatch Corp.	1,221	55,800
Powell Industries, Inc.	195	6,238
Power Integrations, Inc.	889	64,808
PPG Industries, Inc.	5,719	628,861
PPL Corp.	21,864	845,262
PRA Group, Inc. (a)	1,497	56,736
PRA Health Sciences, Inc. (a)	1,211	90,837
Praxair, Inc.	6,374	844,874
Preferred Apartment Communities, Inc. Class A	878	13,828
Preferred Bank	386	20,639
Preformed Line Products Co.	131	6,081
Premier Financial Bancorp, Inc.	361	7,440
Premier, Inc. Class A (a)	1,621	58,356
Presidio, Inc. (a)	580	8,300
Prestige Brands Holdings, Inc. (a)	1,641	86,661
The Priceline Group, Inc. (a)	1,096	2,050,090
PriceSmart, Inc.	704	61,670
Primerica, Inc.	1,410	106,807
Primo Water Corp. (a)	831	10,554

	Number of Shares	Value
Primoris Services Corp.	1,259	$31,399
Principal Financial Group, Inc.	8,481	543,378
ProAssurance Corp.	1,662	101,050
The Procter & Gamble Co.	45,576	3,971,948
Progenics Pharmaceuticals, Inc. (a)	2,199	14,931
Progress Software Corp.	1,448	44,729
The Progressive Corp.	18,441	813,064
Prologis, Inc.	40,409	2,369,584
Proofpoint, Inc. (a) (b)	1,331	115,571
ProPetro Holding Corp. (a)	786	10,973
PROS Holdings, Inc. (a)	769	21,063
Prosperity Bancshares, Inc.	2,111	135,611
Protagonist Therapeutics, Inc. (a)	247	2,794
Proto Labs, Inc. (a)	796	53,531
The Providence Service Corp. (a)	373	18,878
Provident Bancorp, Inc. (a)	219	4,928
Provident Financial Holdings, Inc.	260	5,005
Provident Financial Services, Inc.	1,814	46,039
Prudential Bancorp, Inc.	277	5,030
Prudential Financial, Inc.	9,576	1,035,549
PS Business Parks, Inc.	1,485	196,599
PTC Therapeutics, Inc. (a) (b)	903	16,552
PTC, Inc. (a)	3,667	202,125
Public Service Enterprise Group, Inc.	16,081	691,644
Public Storage	9,943	2,073,414
Pulse Biosciences, Inc. (a)	284	9,807
PulteGroup, Inc.	9,264	227,246
Puma Biotechnology, Inc. (a) (b)	905	79,097
Pure Cycle Corp. (a)	633	4,906
Pure Storage, Inc. Class A (a)	2,885	36,957
PVH Corp.	2,470	282,815
Pzena Investment Management, Inc. Class A	630	6,401
Q2 Holdings, Inc. (a)	964	35,620
QAD, Inc. Class A	370	11,858
QCR Holdings, Inc.	350	16,590
QEP Resources, Inc. (a)	7,690	77,669
Qorvo, Inc. (a)	4,020	254,546
QTS Realty Trust, Inc. Class A	3,567	186,661
Quad/Graphics, Inc.	940	21,545
Quaker Chemical Corp.	387	56,204
QUALCOMM, Inc.	33,010	1,822,812
Quality Care Properties, Inc. (a)	7,104	130,074
Quality Systems, Inc. (a)	1,655	28,483
Qualys, Inc. (a)	1,001	40,841
Quanex Building Products Corp.	1,102	23,307
Quanta Services, Inc. (a)	4,652	153,144
Quantenna Communications, Inc. (a)	646	12,274
Quantum Corp. (a)	827	6,459
Quest Diagnostics, Inc.	4,345	482,990
Quidel Corp. (a)	825	22,390
QuinStreet, Inc. (a)	1,567	6,534
Quintiles IMS Holdings, Inc. (a)	4,030	360,685

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Quotient Technology, Inc. (a) (b)	2,443	$28,094
R1 RCM, Inc. (a)	3,112	11,670
Ra Pharmaceuticals, Inc. (a)	259	4,854
Radian Group, Inc.	6,762	110,559
Radiant Logistics, Inc. (a)	1,252	6,736
Radisys Corp. (a)	1,403	5,275
Radius Health, Inc. (a) (b)	1,155	52,241
RadNet, Inc. (a)	1,328	10,292
RAIT Financial Trust	2,047	4,483
Ralph Lauren Corp.	1,765	130,257
Ramaco Resources, Inc. (a) (b)	233	1,410
Rambus, Inc. (a)	3,522	40,256
Ramco-Gershenson Properties Trust	6,199	79,967
Range Resources Corp.	7,259	168,191
Rapid7, Inc. (a)	676	11,377
Raven Industries, Inc.	1,173	39,061
Raymond James Financial, Inc.	4,072	326,656
Rayonier Advanced Materials, Inc.	1,324	20,813
Rayonier, Inc.	4,103	118,043
Raytheon Co.	6,499	1,049,459
RBC Bearings, Inc. (a)	733	74,590
RCI Hospitality Holdings, Inc.	283	6,747
RE/MAX Holdings, Inc. Class A	572	32,061
Reading International, Inc. Series A (a)	335	5,404
RealNetworks, Inc. (a)	1,142	4,945
Realogy Holdings Corp.	4,312	139,924
RealPage, Inc. (a)	1,894	68,089
Realty Income Corp.	20,883	1,152,324
Reata Pharmaceuticals, Inc. Class A (a)	225	7,119
Recro Pharma, Inc. (a)	769	5,406
Red Hat, Inc. (a)	5,637	539,743
Red Lion Hotels Corp. (a)	642	4,719
Red Robin Gourmet Burgers, Inc. (a)	417	27,209
Red Rock Resorts, Inc. Class A	2,099	49,431
Redwood Trust, Inc.	2,499	42,583
Regal Beloit Corp.	1,420	115,801
Regal Entertainment Group Class A (b)	3,580	73,247
Regency Centers Corp.	11,430	715,975
Regeneron Pharmaceuticals, Inc. (a)	1,748	858,513
REGENXBIO, Inc. (a)	732	14,457
Regional Management Corp. (a)	196	4,631
Regions Financial Corp.	38,247	559,936
Regis Corp. (a)	1,019	10,465
Reinsurance Group of America, Inc.	2,060	264,483
Reis, Inc.	341	7,246
Reliance Steel & Aluminum Co.	2,247	163,604
Renasant Corp.	1,296	56,687
Renewable Energy Group, Inc. (a)	1,022	13,235
Rent-A-Center, Inc. (b)	1,474	17,275
Repligen Corp. (a)	1,097	45,460
Republic Bancorp, Inc. Class A	227	8,104

	Number of Shares	Value
Republic First Bancorp, Inc. (a)	1,305	$12,071
Republic Services, Inc.	7,309	465,803
ResMed, Inc.	4,417	343,952
Resolute Energy Corp. (a) (b)	670	19,946
Resource Capital Corp.	963	9,794
Resources Connection, Inc.	774	10,604
Retail Opportunity Investments Corp.	8,195	157,262
Retail Properties of America, Inc. Class A	18,110	221,123
Retrophin, Inc. (a)	1,160	22,492
REV Group, Inc.	309	8,553
Revance Therapeutics, Inc. (a)	784	20,698
Revlon, Inc. Class A (a)	263	6,233
REX American Resources Corp. (a)	168	16,222
Rexford Industrial Realty, Inc.	5,104	140,054
Rexnord Corp. (a)	3,152	73,284
Reynolds American, Inc.	14,682	954,917
RGC Resources, Inc. (b)	207	5,864
RH (a) (b)	1,078	69,553
Rice Energy, Inc. (a)	5,352	142,524
Rigel Pharmaceuticals, Inc. (a)	3,078	8,403
Rightside Group Ltd. (a)	315	3,345
RigNet, Inc. (a)	499	8,009
Ring Energy, Inc. (a)	1,545	20,085
RingCentral, Inc. Class A (a)	1,898	69,372
Rite Aid Corp. (a)	33,131	97,736
Riverview Bancorp, Inc.	737	4,894
RLI Corp.	1,236	67,510
RLJ Lodging Trust	9,174	182,287
The RMR Group, Inc. Class A	181	8,806
Roadrunner Transportation Systems, Inc. (a)	1,204	8,753
Robert Half International, Inc.	3,919	187,838
Rocket Fuel, Inc. (a)	1,845	5,074
Rockwell Automation, Inc.	4,085	661,607
Rockwell Collins, Inc.	5,159	542,108
Rockwell Medical, Inc. (a) (b)	1,747	13,854
Rogers Corp. (a)	585	63,543
Rollins, Inc.	3,070	124,980
Roper Technologies, Inc.	3,194	739,507
Rosetta Stone, Inc. (a)	295	3,180
Ross Stores, Inc.	12,214	705,114
Royal Gold, Inc.	2,093	163,610
RPC, Inc. (b)	1,721	34,781
RPM International, Inc.	4,197	228,946
RPX Corp. (a)	1,557	21,720
RR Donnelley & Sons Co.	2,147	26,923
RSP Permian, Inc. (a)	4,173	134,663
RTI Surgical, Inc. (a)	1,288	7,535
The Rubicon Project, Inc. (a)	1,465	7,530
Ruby Tuesday, Inc. (a)	2,326	4,675
Rudolph Technologies, Inc. (a)	959	21,913
Rush Enterprises, Inc. Class A (a)	953	35,433

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Rush Enterprises, Inc. Class B (a)	107	$3,896
Ruth’s Hospitality Group, Inc.	981	21,337
Ryder System, Inc.	1,724	124,094
Ryerson Holding Corp. (a)	498	4,930
Ryman Hospitality Properties, Inc.	3,351	214,498
S&P Global, Inc.	5,755	840,172
S&T Bancorp, Inc.	1,102	39,518
Sabra Health Care REIT, Inc.	4,797	115,608
Sabre Corp.	6,667	145,141
Safeguard Scientifics, Inc. (a)	772	9,187
Safety Insurance Group, Inc.	459	31,350
Saga Communications, Inc. Class A	142	6,497
Sage Therapeutics, Inc. (a)	1,076	85,693
Saia, Inc. (a)	820	42,066
Salem Media Group, Inc.	58	412
salesforce.com, Inc. (a)	15,093	1,307,054
Sally Beauty Holdings, Inc. (a)	4,366	88,411
Sanchez Energy Corp. (a) (b)	2,057	14,769
Sanderson Farms, Inc.	609	70,431
SandRidge Energy, Inc. (a)	1,076	18,518
Sandy Spring Bancorp, Inc.	785	31,918
Sangamo Therapeutics, Inc. (a)	1,928	16,966
Sanmina Corp. (a)	2,272	86,563
Santander Consumer USA Holdings, Inc. (a)	4,679	59,704
Sarepta Therapeutics, Inc. (a) (b)	1,621	54,644
Saul Centers, Inc.	798	46,268
SBA Communications Corp. (a)	3,817	514,913
SCANA Corp.	4,197	281,241
ScanSource, Inc. (a)	799	32,200
Schneider National, Inc. Class B	1,008	22,549
Schnitzer Steel Industries, Inc. Class A	793	19,984
Scholastic Corp.	883	38,490
Schweitzer-Mauduit International, Inc.	988	36,783
SciClone Pharmaceuticals, Inc. (a)	1,457	16,027
Science Applications International Corp.	1,383	96,008
Scientific Games Corp. Class A (a)	1,697	44,292
Scorpio Bulkers, Inc. (a)	1,694	12,027
Scorpio Tankers, Inc.	5,259	20,878
The Scotts Miracle-Gro Co.	1,392	124,528
Scripps Networks Interactive, Inc. Class A	2,737	186,964
Seaboard Corp.	8	31,960
Seacoast Banking Corp. of Florida (a)	1,246	30,029
SEACOR Holdings, Inc. (a)	517	17,733
SEACOR Marine Holdings, Inc. (a)	519	10,567
Sealed Air Corp.	6,184	276,796
Sears Holdings Corp. (a) (b)	442	3,916
Seattle Genetics, Inc. (a)	3,015	155,996
SeaWorld Entertainment, Inc. (b)	2,175	35,387
SecureWorks Corp. Class A (a) (b)	176	1,635
SEI Investments Co.	4,260	229,103

	Number of Shares	Value
Select Comfort Corp. (a)	1,254	$44,504
Select Income REIT	4,624	111,115
Select Medical Holdings Corp. (a)	3,473	53,311
Selecta Biosciences, Inc. (a)	256	5,084
Selective Insurance Group, Inc.	1,756	87,888
SemGroup Corp. Class A	2,000	54,000
Sempra Energy	7,989	900,760
Semtech Corp. (a)	1,962	70,141
Seneca Foods Corp. Class A (a)	252	7,825
Senior Housing Properties Trust	18,103	370,025
Sensient Technologies Corp.	1,401	112,823
Sequential Brands Group, Inc. (a)	1,130	4,509
Seres Therapeutics, Inc. (a) (b)	604	6,825
Seritage Growth Properties Class A (b)	1,916	80,376
Service Corp. International	5,776	193,207
ServiceMaster Global Holdings, Inc. (a)	4,231	165,813
ServiceNow, Inc. (a)	5,320	563,920
ServiceSource International, Inc. (a)	2,442	9,475
ServisFirst Bancshares, Inc. (b)	1,520	56,073
Shake Shack, Inc. Class A (a) (b)	673	23,474
Shenandoah Telecommunications Co.	1,509	46,326
The Sherwin-Williams Co.	1,828	641,555
Shiloh Industries, Inc. (a)	396	4,649
Shoe Carnival, Inc.	335	6,995
Shore Bancshares, Inc.	490	8,061
ShoreTel, Inc. (a)	1,800	10,440
Shutterfly, Inc. (a)	1,031	48,972
Shutterstock, Inc. (a)	616	27,153
SI Financial Group, Inc.	435	7,004
Sientra, Inc. (a)	555	5,395
Sierra Bancorp	271	6,653
Sigma Designs, Inc. (a)	1,253	7,330
Signature Bank (a)	1,700	244,001
Silgan Holdings, Inc.	2,390	75,954
Silicon Laboratories, Inc. (a)	1,280	87,488
Silver Spring Networks, Inc. (a)	1,449	16,345
SilverBow Resources, Inc. (a)	214	5,598
Silvercrest Asset Management Group, Inc. Class A	229	3,080
Simmons First National Corp. Class A	948	50,149
Simon Property Group, Inc.	20,877	3,377,064
Simpson Manufacturing Co., Inc.	1,249	54,594
Simulations Plus, Inc.	418	5,162
Sinclair Broadcast Group, Inc. Class A	2,267	74,584
Sirius XM Holdings, Inc. (b)	46,909	256,592
SiteOne Landscape Supply, Inc. (a)	1,048	54,559
Six Flags Entertainment Corp.	2,301	137,163
SJW Group	528	25,967
Skechers U.S.A., Inc. Class A (a)	4,140	122,130
SkyWest, Inc.	1,633	57,318
Skyworks Solutions, Inc.	5,863	562,555
SL Green Realty Corp.	7,539	797,626

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
SLM Corp. (a)	13,727	$157,860
SM Energy Co.	3,570	59,012
Smart & Final Stores, Inc. (a)	495	4,505
Smart Sand, Inc. (a) (b)	451	4,018
SmartFinancial, Inc. (a)	221	5,277
Snap-on, Inc.	1,828	288,824
Snyder’s-Lance, Inc.	2,688	93,059
Solaris Oilfield Infrastructure, Inc. Class A (a)	467	5,385
Sonic Automotive, Inc. Class A	841	16,357
Sonic Corp.	1,295	34,305
Sonoco Products Co.	3,095	159,145
Sonus Networks, Inc. (a)	1,656	12,321
Sotheby’s (a)	1,184	63,545
South Jersey Industries, Inc.	2,461	84,092
South State Corp.	905	77,558
The Southern Co.	22,240	1,064,851
Southern Copper Corp.	3,832	132,702
Southern First Bancshares, Inc. (a)	221	8,188
Southern Missouri Bancorp, Inc.	225	7,259
Southern National Bancorp of Virginia, Inc.	576	10,138
Southside Bancshares, Inc.	843	29,439
Southwest Airlines Co.	12,532	778,738
Southwest Bancorp, Inc.	520	13,286
Southwest Gas Holdings, Inc.	1,500	109,590
Southwestern Energy Co. (a)	15,779	95,936
SP Plus Corp. (a)	531	16,222
Spark Energy, Inc. Class A (b)	386	7,257
Spark Therapeutics, Inc. (a) (b)	720	43,013
Spartan Motors, Inc.	1,237	10,947
SpartanNash Co.	1,197	31,074
Sparton Corp. (a)	369	8,114
The Spectranetics Corp. (a)	1,403	53,875
Spectrum Brands Holdings, Inc. (b)	784	98,031
Spectrum Pharmaceuticals, Inc. (a)	2,178	16,226
Speedway Motorsports, Inc.	465	8,496
Spire, Inc.	1,513	105,532
Spirit AeroSystems Holdings, Inc. Class A	3,829	221,852
Spirit Airlines, Inc. (a)	2,198	113,527
Spirit Realty Capital, Inc.	37,044	274,496
Splunk, Inc. (a)	4,377	249,008
Spok Holdings, Inc.	537	9,505
Sportsman’s Warehouse Holdings, Inc. (a) (b)	903	4,876
Sprint Corp. (a)	14,030	115,186
Sprouts Farmers Market, Inc. (a)	4,246	96,257
SPS Commerce, Inc. (a)	536	34,175
SPX Corp. (a)	1,335	33,589
SPX FLOW, Inc. (a)	1,267	46,727
Square, Inc. Class A (a)	7,056	165,534
SRC Energy, Inc. (a) (b)	5,993	40,333

	Number of Shares	Value
SS&C Technologies Holdings, Inc	5,409	$207,760
The St. Joe Co. (a)	1,583	29,681
STAAR Surgical Co. (a)	1,077	11,632
STAG Industrial, Inc.	6,692	184,699
Stamps.com, Inc. (a)	491	76,044
Standard Motor Products, Inc.	693	36,188
Standex International Corp.	411	37,278
Stanley Black & Decker, Inc.	4,866	684,792
Staples, Inc.	20,765	209,104
Starbucks Corp.	31,510	1,837,348
Startek, Inc. (a)	445	5,447
Starwood Property Trust, Inc.	8,063	180,531
State Auto Financial Corp.	419	10,781
State Bank Financial Corp.	1,140	30,917
State National Cos., Inc.	855	15,715
State Street Corp.	8,357	749,874
Steel Dynamics, Inc.	7,384	264,421
Steelcase, Inc. Class A	2,791	39,074
Stemline Therapeutics, Inc. (a)	662	6,090
Stepan Co.	636	55,421
Stericycle, Inc. (a)	2,654	202,553
Sterling Bancorp	4,145	96,371
Sterling Construction Co., Inc. (a)	786	10,273
Steven Madden Ltd. (a)	1,881	75,146
Stewart Information Services Corp.	619	28,090
Stifel Financial Corp. (a)	2,102	96,650
Stock Yards Bancorp, Inc.	658	25,596
Stone Energy Corp. (a)	601	11,046
Stonegate Bank	479	22,120
Stoneridge, Inc. (a)	770	11,866
STORE Capital Corp.	13,103	294,162
Straight Path Communications, Inc. Class B (a)	267	47,967
Stratus Properties, Inc.	246	7,232
Strayer Education, Inc.	344	32,068
Stryker Corp.	7,595	1,054,034
Sturm, Ruger & Co., Inc.	545	33,872
Sucampo Pharmaceuticals, Inc. Class A (a)	870	9,135
Summit Financial Group, Inc.	327	7,194
Summit Hotel Properties, Inc.	8,008	149,349
Summit Materials, Inc. Class A (a)	3,252	93,885
Sun Bancorp, Inc.	225	5,546
Sun Communities, Inc.	5,603	491,327
Sun Hydraulics Corp.	747	31,874
SunCoke Energy, Inc. (a)	1,998	21,778
SunPower Corp. (a)	1,825	17,045
Sunrun, Inc. (a)	2,600	18,512
Sunshine Bancorp, Inc. (a)	233	4,965
Sunstone Hotel Investors, Inc.	16,578	267,237
SunTrust Banks, Inc.	15,388	872,807
Super Micro Computer, Inc. (a)	1,234	30,418
Superior Energy Services, Inc. (a)	4,724	49,271

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Superior Industries International, Inc.	780	$16,029
Superior Uniform Group, Inc.	318	7,107
Supernus Pharmaceuticals, Inc. (a)	1,520	65,512
SUPERVALU, Inc. (a)	8,550	28,129
Supreme Industries, Inc. Class A	490	8,061
Surgery Partners, Inc. (a)	658	14,969
Surmodics, Inc. (a)	474	13,343
Sutherland Asset Management Corp.	566	8,405
SVB Financial Group (a)	1,666	292,866
Swift Transportation Co. (a) (b)	2,231	59,121
Sykes Enterprises, Inc. (a)	1,257	42,147
Symantec Corp.	19,577	553,050
Synaptics, Inc. (a) (b)	1,044	53,985
Synchronoss Technologies, Inc. (a)	1,329	21,862
Synchrony Financial	25,864	771,264
Syndax Pharmaceuticals, Inc. (a) (b)	437	6,105
Synergy Pharmaceuticals, Inc. (a)	6,523	29,027
SYNNEX Corp.	906	108,684
Synopsys, Inc. (a)	4,768	347,730
Synovus Financial Corp.	3,851	170,368
Syntel, Inc. (b)	982	16,655
Syros Pharmaceuticals, Inc. (a)	520	8,367
Sysco Corp.	10,990	553,127
Systemax, Inc.	355	6,674
T-Mobile US, Inc. (a)	6,559	397,607
T. Rowe Price Group, Inc.	7,491	555,907
Tableau Software, Inc. Class A (a)	1,902	116,536
Tabula Rasa HealthCare, Inc. (a)	357	5,373
Tactile Systems Technology, Inc. (a) (b)	209	5,973
Tailored Brands, Inc. (b)	1,452	16,204
Take-Two Interactive Software, Inc. (a)	3,155	231,514
Tanger Factory Outlet Centers, Inc.	7,177	186,458
Targa Resources Corp.	6,198	280,150
Target Corp.	12,332	644,840
Taubman Centers, Inc.	4,488	267,260
Taylor Morrison Home Corp. Class A (a)	1,925	46,219
TCF Financial Corp.	5,054	80,561
TD Ameritrade Holding Corp.	8,007	344,221
Team, Inc. (a)	873	20,472
Tech Data Corp. (a)	1,087	109,787
TechTarget, Inc. (a)	610	6,326
Teekay Corp. (b)	1,365	9,105
Teekay Tankers Ltd. Class A (b)	4,404	8,280
TEGNA, Inc.	6,653	95,870
Tejon Ranch Co. (a)	553	11,414
Teladoc, Inc. (a) (b)	1,676	58,157
Teledyne Technologies, Inc. (a)	1,107	141,309
Teleflex, Inc.	1,432	297,512
Telenav, Inc. (a)	651	5,273
Telephone & Data Systems, Inc.	3,060	84,915
TeleTech Holdings, Inc.	478	19,502
Teligent, Inc. (a) (b)	963	8,811

	Number of Shares	Value
Tellurian, Inc. (a)	1,725	$17,302
Tempur Sealy International, Inc. (a) (b)	1,458	77,843
Tenet Healthcare Corp. (a)	2,522	48,775
Tennant Co.	566	41,771
Tenneco, Inc.	1,669	96,518
Teradata Corp. (a)	4,169	122,944
Teradyne, Inc.	6,308	189,429
Terex Corp.	2,868	107,550
TerraForm Global, Inc. Class A (a)	2,522	12,736
TerraForm Power, Inc. Class A (a)	2,410	28,920
Terreno Realty Corp.	3,666	123,398
Territorial Bancorp, Inc.	248	7,735
TESARO, Inc. (a)	1,180	165,035
Tesla, Inc. (a)	2,900	1,048,669
Tesoro Corp.	4,878	456,581
Tetra Tech, Inc.	1,770	80,977
TETRA Technologies, Inc. (a)	3,237	9,031
Tetraphase Pharmaceuticals, Inc. (a)	1,472	10,495
Texas Capital Bancshares, Inc. (a)	1,560	120,744
Texas Instruments, Inc.	22,288	1,714,616
Texas Roadhouse, Inc.	2,050	104,447
Textron, Inc.	8,526	401,575
TFS Financial Corp.	1,661	25,696
TG Therapeutics, Inc. (a) (b)	1,607	16,150
The The Goldman Sachs Group, Inc.	8,197	1,818,914
The Walt Disney Co.	27,863	2,960,444
TherapeuticsMD, Inc. (a)	4,852	25,570
Thermo Fisher Scientific, Inc.	8,709	1,519,459
Thermon Group Holdings, Inc. (a)	1,018	19,515
Thor Industries, Inc.	1,549	161,901
Tier REIT, Inc.	3,754	69,374
Tiffany & Co.	3,432	322,162
Tile Shop Holdings, Inc.	1,026	21,187
Tilly’s, Inc. Class A	463	4,699
Timberland Bancorp, Inc.	211	5,332
Time Warner, Inc.	17,323	1,739,402
Time, Inc.	2,975	42,691
The Timken Co.	2,230	103,137
TimkenSteel Corp. (a)	1,288	19,797
Tiptree, Inc.	898	6,331
Titan International, Inc.	1,694	20,345
Titan Machinery, Inc. (a)	645	11,597
Tivity Health, Inc. (a)	1,178	46,943
TiVo Corp.	3,763	70,180
The TJX Cos., Inc.	14,393	1,038,743
Tobira Therapeutics, Inc. (a) (c)	505	3,919
Tocagen, Inc. (a)	336	4,042
Toll Brothers, Inc.	4,820	190,438
Tompkins Financial Corp.	469	36,920
Tootsie Roll Industries, Inc. (b)	566	19,725
TopBuild Corp. (a)	1,166	61,880
Torchmark Corp.	3,664	280,296

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
The Toro Co.	3,353	$232,329
Total System Services, Inc.	5,768	335,986
Tower International, Inc.	604	13,560
Towne Bank	1,714	52,791
Townsquare Media, Inc. Class A (a)	308	3,154
TPI Composites, Inc. (a)	168	3,105
Tractor Supply Co.	4,089	221,665
The Trade Desk, Inc. Class A (a)	536	26,859
TransDigm Group, Inc.	1,538	413,522
TransUnion (a)	4,049	175,362
The Travelers Cos., Inc.	6,232	788,535
Trecora Resources (a)	783	8,809
Tredegar Corp.	713	10,873
TreeHouse Foods, Inc. (a) (b)	1,764	144,101
Trevena, Inc. (a)	1,659	3,816
Trex Co., Inc. (a)	893	60,420
TRI Pointe Group, Inc. (a)	4,902	64,657
Tribune Media Co. Class A	2,342	95,483
TriCo Bancshares	649	22,812
TriMas Corp. (a)	1,425	29,711
Trimble, Inc. (a)	7,957	283,826
TriNet Group, Inc. (a)	1,229	40,237
Trinity Industries, Inc.	4,810	134,824
Trinity Place Holdings, Inc. (a)	765	5,439
TripAdvisor, Inc. (a)	3,501	133,738
TriState Capital Holdings, Inc. (a)	645	16,254
Triumph Bancorp, Inc. (a)	411	10,090
Triumph Group, Inc.	1,583	50,023
tronc, Inc. (a)	576	7,425
TrueBlue, Inc. (a)	1,370	36,305
TrueCar, Inc. (a)	2,067	41,195
Trupanion, Inc. (a) (b)	750	16,785
TrustCo Bank Corp NY	2,973	23,041
Trustmark Corp.	2,090	67,214
TTM Technologies, Inc. (a)	2,856	49,580
Tucows, Inc. Class A (a) (b)	279	14,926
Tupperware Brands Corp.	1,615	113,421
Turning Point Brands, Inc. (a)	191	2,930
Tutor Perini Corp. (a)	1,215	34,931
Twenty-First Century Fox, Inc. Class A	23,276	659,642
Twenty-First Century Fox, Inc. Class B	9,787	272,764
Twilio, Inc. Class A (a)	1,926	56,066
Twin Disc, Inc. (a)	298	4,810
Twitter, Inc. (a)	21,271	380,113
Two Harbors Investment Corp.	11,012	109,129
Two River Bancorp	279	5,187
Tyler Technologies, Inc. (a)	1,097	192,710
Tyson Foods, Inc. Class A	8,861	554,964
U.S. Physical Therapy, Inc.	367	22,167
Ubiquiti Networks, Inc. (a) (b)	716	37,211
UCP, Inc. Class A (a)	162	1,774
UDR, Inc.	20,249	789,104
UFP Technologies, Inc. (a)	253	7,160

	Number of Shares	Value
UGI Corp.	5,539	$268,143
Ulta Salon Cosmetics & Fragrance, Inc. (a)	1,886	541,923
The Ultimate Software Group, Inc. (a) (b)	907	190,524
Ultra Clean Holdings, Inc. (a)	934	17,512
Ultragenyx Pharmaceutical, Inc. (a)	1,252	77,762
UMB Financial Corp.	1,401	104,879
UMH Properties, Inc.	936	15,959
Umpqua Holdings Corp.	6,901	126,702
Under Armour, Inc. Class A (a) (b)	5,877	127,884
Under Armour, Inc. Class C (a) (b)	5,906	119,065
Unifi, Inc. (a)	444	13,675
UniFirst Corp.	458	64,441
Union Bankshares Corp.	1,412	47,867
Union Bankshares, Inc.	145	6,888
Union Pacific Corp.	18,044	1,965,172
Unisys Corp. (a)	1,623	20,774
Unit Corp. (a)	1,636	30,642
United Bankshares, Inc. (b)	3,110	121,912
United Community Banks, Inc.	2,145	59,631
United Community Financial Corp.	1,236	10,271
United Continental Holdings, Inc. (a)	8,949	673,412
United Financial Bancorp, Inc.	1,540	25,703
United Fire Group, Inc.	684	30,137
United Insurance Holdings Corp.	631	9,926
United Natural Foods, Inc. (a)	1,629	59,784
United Parcel Service, Inc. Class B	12,309	1,361,252
United Rentals, Inc. (a)	2,682	302,288
United Security Bancshares/Fresno CA	515	4,764
United States Cellular Corp. (a)	492	18,853
United States Lime & Minerals, Inc.	78	6,121
United States Steel Corp. (b)	5,536	122,567
United Technologies Corp.	13,284	1,622,109
United Therapeutics Corp. (a)	1,420	184,217
UnitedHealth Group, Inc.	17,068	3,164,749
Uniti Group, Inc. (a)	5,258	132,186
Unitil Corp.	435	21,015
Unity Bancorp, Inc.	300	5,160
Univar, Inc. (a)	3,283	95,864
Universal Corp.	799	51,695
Universal Display Corp.	1,322	144,428
Universal Electronics, Inc. (a)	460	30,751
Universal Forest Products, Inc.	641	55,966
Universal Health Realty Income Trust	996	79,222
Universal Health Services, Inc. Class B	2,758	336,697
Universal Insurance Holdings, Inc.	1,065	26,838
Universal Logistics Holdings, Inc.	371	5,565
Univest Corp. of Pennsylvania	875	26,206
Unum Group	7,256	338,347
Upland Software, Inc. (a)	224	4,926
Uranium Energy Corp. (a) (b)	4,199	6,676

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Urban Edge Properties	7,317	$173,632
Urban Outfitters, Inc. (a) (b)	2,880	53,395
Urstadt Biddle Properties, Inc. Class A	2,346	46,451
US Bancorp	35,345	1,835,112
US Concrete, Inc. (a) (b)	461	36,212
US Ecology, Inc.	708	35,754
US Foods Holding Corp. (a)	4,242	115,467
US Silica Holdings, Inc.	2,543	90,251
USA Technologies, Inc. (a)	1,416	7,363
USANA Health Sciences, Inc. (a)	329	21,089
USG Corp. (a) (b)	2,805	81,401
Utah Medical Products, Inc.	132	9,557
Vail Resorts, Inc.	1,249	253,335
Valero Energy Corp.	9,976	672,981
Valhi, Inc.	1,290	3,844
Valley National Bancorp	8,132	96,039
Valmont Industries, Inc.	707	105,767
Valvoline, Inc.	6,496	154,085
Vanda Pharmaceuticals, Inc. (a)	1,355	22,086
Vantiv, Inc. Class A (a)	5,105	323,351
Varex Imaging Corp. (a)	1,176	39,749
Varian Medical Systems, Inc. (a)	2,924	301,728
Varonis Systems, Inc. (a)	588	21,874
VASCO Data Security International, Inc. (a)	754	10,820
VCA, Inc. (a)	2,503	231,052
Vector Group Ltd.	3,034	64,685
Vectren Corp.	2,674	156,269
Vectrus, Inc. (a)	384	12,411
Veeco Instruments, Inc. (a)	1,471	40,967
Veeva Systems, Inc. Class A (a)	3,405	208,761
Ventas, Inc.	27,183	1,888,675
Vera Bradley, Inc. (a)	691	6,758
Veracyte, Inc. (a)	740	6,164
VEREIT, Inc.	75,059	610,980
VeriFone Systems, Inc. (a)	3,424	61,974
Verint Systems, Inc. (a)	1,883	76,638
VeriSign, Inc. (a)	2,801	260,381
Verisk Analytics, Inc. (a)	4,817	406,410
Veritex Holdings, Inc. (a)	476	12,533
Veritiv Corp. (a)	354	15,930
Verizon Communications, Inc.	72,683	3,246,023
Versartis, Inc. (a)	890	15,530
Verso Corp. Class A (a)	1,247	5,848
Versum Materials, Inc.	3,451	112,157
Vertex Pharmaceuticals, Inc. (a)	5,542	714,198
VF Corp.	10,559	608,198
Viacom, Inc. Class B	11,109	372,929
Viacom, Inc.Class A (b)	385	14,649
Viad Corp.	658	31,090
ViaSat, Inc. (a) (b)	1,673	110,753
Viavi Solutions, Inc. (a)	7,085	74,605
Vicor Corp. (a)	380	6,802

	Number of Shares	Value
ViewRay, Inc. (a) (b)	895	$5,791
Village Super Market, Inc. Class A	286	7,413
VirnetX Holding Corp. (a) (b)	1,903	8,659
Virtu Financial, Inc. Class A (b)	674	11,896
Virtus Investment Partners, Inc.	204	22,634
Virtusa Corp. (a)	894	26,284
Visa, Inc. Class A	32,894	3,084,799
Vishay Intertechnology, Inc.	4,137	68,674
Vishay Precision Group, Inc. (a)	188	3,252
Vista Outdoor, Inc. (a)	1,767	39,775
Visteon Corp. (a)	1,017	103,795
Vistra Energy Corp.	7,673	128,830
Vitamin Shoppe, Inc. (a)	676	7,875
Viveve Medical, Inc. (a) (b)	629	4,516
Vivint Solar, Inc. (a) (b)	866	5,066
VMware, Inc. Class A (a) (b)	1,591	139,101
Vocera Communications, Inc. (a)	783	20,687
Vonage Holdings Corp. (a)	6,219	40,672
Vornado Realty Trust	13,120	1,231,968
VOXX International Corp. (a)	676	5,543
Voya Financial, Inc.	5,915	218,204
Voyager Therapeutics, Inc. (a)	461	4,131
VSE Corp.	214	9,626
Vulcan Materials Co.	4,174	528,762
VWR Corp. (a)	2,710	89,457
W&T Offshore, Inc. (a) (b)	3,270	6,409
W.R. Berkley Corp.	3,012	208,340
W.R. Grace & Co.	2,157	155,326
W.W. Grainger, Inc.	1,672	301,846
Wabash National Corp. (b)	1,942	42,685
WABCO Holdings, Inc. (a)	1,608	205,036
Wabtec Corp. (b)	2,711	248,056
Waddell & Reed Financial, Inc. Class A (b)	2,569	48,503
WageWorks, Inc. (a)	1,192	80,102
Wal-Mart Stores, Inc.	25,935	1,962,761
Walgreens Boots Alliance, Inc.	16,652	1,304,018
Walker & Dunlop, Inc. (a)	895	43,703
Warrior Met Coal, Inc.	520	8,908
Washington Federal, Inc.	2,867	95,184
Washington Prime Group, Inc.	14,226	119,072
Washington Real Estate Investment Trust	5,927	189,071
Washington Trust Bancorp, Inc.	485	25,002
WashingtonFirst Bankshares, Inc.	332	11,464
Waste Management, Inc.	9,868	723,818
Waters Corp. (a)	2,424	445,628
Waterstone Financial, Inc.	726	13,685
Watsco, Inc.	959	147,878
Watts Water Technologies, Inc. Class A	896	56,627
Wayfair, Inc. Class A (a)	1,220	93,794
WD-40 Co.	413	45,575

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
Web.com Group, Inc. (a)	1,154	$29,196
WebMD Health Corp. (a)	1,125	65,981
Webster Financial Corp.	2,913	152,117
WEC Energy Group, Inc.	10,044	616,501
Weight Watchers International, Inc. (a) (b)	790	26,402
Weingarten Realty Investors	9,143	275,204
Weis Markets, Inc.	294	14,324
Welbilt, Inc. (a)	4,070	76,719
WellCare Health Plans, Inc. (a)	1,426	256,053
Wells Fargo & Co.	79,992	4,432,357
Welltower, Inc.	28,151	2,107,102
The Wendy’s Co.	5,852	90,765
Werner Enterprises, Inc.	1,453	42,646
WesBanco, Inc.	1,307	51,679
Wesco Aircraft Holdings, Inc. (a)	1,760	19,096
WESCO International, Inc. (a)	1,560	89,388
West Bancorporation, Inc.	620	14,663
West Corp.	1,398	32,601
West Marine, Inc.	723	9,291
West Pharmaceutical Services, Inc.	2,311	218,436
Westamerica Bancorp.	809	45,336
Westar Energy, Inc.	4,555	241,506
Western Alliance Bancorp (a)	3,109	152,963
Western Asset Mortgage Capital Corp.	1,060	10,918
Western Digital Corp.	9,285	822,651
Western New England Bancorp, Inc.	986	10,008
The Western Union Co.	15,001	285,769
Westlake Chemical Corp.	1,129	74,751
Westmoreland Coal Co. (a)	730	3,555
WestRock Co.	7,897	447,444
Westwood Holdings Group, Inc.	220	12,472
WEX, Inc. (a)	1,240	129,295
Weyco Group, Inc.	259	7,221
Weyerhaeuser Co.	23,734	795,089
WGL Holdings, Inc.	1,585	132,237
Whirlpool Corp.	2,302	441,109
Whitestone REIT (b)	1,015	12,434
Whiting Petroleum Corp. (a)	11,431	62,985
Whole Foods Market, Inc.	10,065	423,837
WildHorse Resource Development Corp. (a) (b)	768	9,500
Willbros Group, Inc. (a)	1,042	2,574
Willdan Group, Inc. (a)	234	7,149
William Lyon Homes Class A (a)	689	16,632
The Williams Cos., Inc.	26,322	797,030
Williams-Sonoma, Inc. (b)	2,735	132,647
Willis Lease Finance Corp. (a)	123	3,288
Windstream Holdings, Inc. (b)	5,904	22,908
Wingstop, Inc.	893	27,594
Winmark Corp.	51	6,576
Winnebago Industries, Inc.	969	33,915
Wintrust Financial Corp.	1,732	132,394
WisdomTree Investments, Inc. (b)	3,730	37,934

	Number of Shares	Value
WMIH Corp. (a)	6,741	$8,426
Wolverine World Wide, Inc.	2,951	82,658
Woodward, Inc.	1,651	111,575
Workday, Inc. Class A (a)	4,149	402,453
Workiva, Inc. (a)	769	14,649
World Acceptance Corp. (a) (b)	216	16,181
World Fuel Services Corp.	2,225	85,551
World Wrestling Entertainment, Inc. Class A (b)	1,177	23,975
Worthington Industries, Inc.	1,354	67,998
WP Carey, Inc.	8,025	529,730
WPX Energy, Inc. (a)	12,369	119,485
WSFS Financial Corp.	944	42,810
Wyndham Worldwide Corp.	3,248	326,132
Wynn Resorts Ltd.	2,536	340,128
Xactly Corp. (a)	860	13,459
Xcel Energy, Inc.	16,143	740,641
Xcerra Corp. (a)	1,533	14,977
Xencor, Inc. (a)	1,123	23,707
Xenia Hotels & Resorts, Inc.	8,245	159,706
Xenith Bankshares, Inc. (a)	132	4,100
Xerox Corp.	7,301	209,758
Xilinx, Inc.	7,914	509,028
XO Group, Inc. (a)	702	12,369
Xperi Corp.	1,593	47,471
XPO Logistics, Inc. (a)	3,509	226,787
Xylem, Inc.	5,665	314,011
Yelp, Inc. (a)	2,410	72,348
Yext, Inc. (a)	381	5,079
The York Water Co.	367	12,790
YRC Worldwide, Inc. (a)	824	9,163
Yum China Holdings, Inc. (a)	16,834	663,765
Yum! Brands, Inc.	7,779	573,779
ZAGG, Inc. (a)	1,017	8,797
Zayo Group Holdings, Inc. (a)	5,899	182,279
Zebra Technologies Corp. Class A (a)	1,669	167,768
Zendesk, Inc. (a)	3,011	83,646
Zillow Group, Inc. Class A (a)	1,643	80,244
Zillow Group, Inc. Class C (a) (b)	3,295	161,488
Zimmer Biomet Holdings, Inc.	6,423	824,713
Zions Bancorp	6,358	279,180
ZIOPHARM Oncology, Inc. (a)	3,913	24,339
Zix Corp. (a)	1,174	6,680
Zoe’s Kitchen, Inc. (a)	446	5,312
Zoetis, Inc.	15,651	976,309
Zogenix, Inc. (a)	904	13,108
Zumiez, Inc. (a)	443	5,471
Zynerba Pharmaceuticals, Inc. (a)	353	5,990
Zynga, Inc. Class A (a)	24,778	90,192

		600,941,537

TOTAL COMMON STOCK (Cost $983,375,130)		1,076,552,171

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
PREFERRED STOCK — 0.4%
Brazil — 0.2%
Banco Bradesco SA 0.60%	39,716	$337,470
Braskem SA	2,000	20,647
Centrais Eletricas Brasileiras SA	3,000	14,860
Cia Brasileira de Distribuicao Grupo Pao de Acucar Class A 2.380%	1,900	37,365
Cia Energetica de Minas Gerais 21.77%	9,800	23,902
Cia Paranaense de Energia	1,400	10,366
Gerdau SA	12,100	37,547
Itau Unibanco Holding SA 3.330%	42,059	466,560
Itausa—Investimentos Itau SA	49,816	135,633
Lojas Americanas SA 0.610%	9,700	40,991
Petroleo Brasileiro SA	51,083	190,738
Suzano Papel e Celulose SA	5,400	23,244
Telefonica Brasil SA	6,100	82,674
Vale SA Class A 7.260%	24,900	202,258

		1,624,255

Chile — 0.0%
Embotelladora Andina SA	3,374	14,302
Sociedad Quimica y Minera de Chile SA	1,285	42,584

		56,886

Colombia — 0.0%
Bancolombia SA 2.790%	5,548	61,716
Grupo Aval Acciones y Valores SA	43,311	17,836
Grupo de Inversiones Suramericana SA	1,436	18,198

		97,750

Germany — 0.2%
Bayerische Motoren Werke AG 4.460%	1,186	97,859
Draegerwerk AG & Co. KGaA 0.310%	106	11,160
Fuchs Petrolub SE 2.040%	1,626	88,852
Henkel AG & Co. KGaA 1.240%	3,864	531,808
Jungheinrich AG 1.380%	723	26,460
Porsche Automobil Holding SE 2.200%	3,374	189,571
Sartorius AG 0.490%	541	52,168

	Number of Shares	Value
Schaeffler AG 3.670%	3,338	$47,812
Sixt SE 4.00%	238	11,804
STO SE & Co. KGaA 4.430%	38	4,953
Volkswagen AG 0.140%	4,058	618,921

		1,681,368

Italy — 0.0%
Buzzi Unicem SpA 0.810%	538	7,663
Danieli & C Officine Meccaniche SpA 1.050%	543	9,733

		17,396

Republic of Korea — 0.0%
Amorepacific Corp.	120	19,487
Hyundai Motor Co.	295	29,077
Hyundai Motor Co.	447	45,516
LG Chem Ltd.	101	17,832
LG Household & Health Care Ltd.	29	15,738
Samsung Electronics Co. Ltd.	231	375,486

		503,136

Russia — 0.0%
Surgutneftegas OJSC	91,300	44,276
Transneft PJSC	6	16,247

		60,523

TOTAL PREFERRED STOCK (Cost $3,813,301)		4,041,314

TOTAL EQUITIES (Cost $987,188,431)		1,080,593,485

MUTUAL FUNDS — 2.6%
United Kingdom — 0.0%
F&C Commercial Property Trust Ltd.	24,270	45,942
P2P Global Investments PLC	1,222	14,128
The Picton Property Income Ltd.	24,213	26,260
UK Commercial Property Trust Ltd.	29,673	35,632

		121,962

United States — 2.6%
iShares MSCI India ETF	168,100	5,396,010
State Street Navigator Securities Lending Prime Portfolio (e)	23,677,290	23,677,290

		29,073,300

TOTAL MUTUAL FUNDS (Cost $28,617,273)		29,195,262

The accompanying notes are an integral part of the portfolio of investments.

MM Select Equity Asset Fund – Portfolio of Investments (Continued)

	Number of Shares	Value
RIGHTS — 0.0%
Australia — 0.0%
Link Administration Holdings Ltd., Expires 7/17/17 (a)	1,855	$1,632

Israel — 0.0%
Airport City Ltd., Expires 7/04/17 (a)	70	237

New Zealand — 0.0%
Kiwi Property Group Ltd., Expires 7/10/17 (a) (c)	7,207	264

Spain — 0.0%
ACS Actividades de Construccion y Servicios SA, Expires 7/17/17 (a)	5,001	3,998
Repsol SA, Expires 6/30/17 (a)	26,244	11,990
Sacyr SA, Expires 7/20/17 (a)	4,824	386
Talgo SA, Expires 6/28/17 (a) (c)	1,341	108

		16,482

TOTAL RIGHTS (Cost $17,175)		18,615

WARRANTS — 0.0%
Spain — 0.0%
Abengoa SA, Expires 3/31/25 (a) (b) (c)	11,608	159

TOTAL WARRANTS (Cost $0)		159

TOTAL LONG-TERM INVESTMENTS (Cost $1,015,822,879)		1,109,807,521

	Principal Amount
SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.2%
State Street Bank & Trust Co. Repurchase Agreement, dated 6/30/17, 0.050%, due 7/03/17 (f)	$13,775,562	13,775,562

U.S. Treasury Bill — 0.1%
U.S. Treasury Bill (g) 0.620% 8/17/17	40,000	39,955
U.S. Treasury Bill (g) 0.641% 8/17/17	15,000	14,983
U.S. Treasury Bill (g) 0.743% 8/17/17	405,000	404,542
U.S. Treasury Bill (g) 0.778% 8/17/17	25,000	24,972

	Principal Amount	Value
U.S. Treasury Bill (g) 0.797% 8/17/17	$15,000	$14,983
U.S. Treasury Bill (g) 0.813% 8/17/17	15,000	14,983
U.S. Treasury Bill (g) 0.814% 8/17/17	15,000	14,983
U.S. Treasury Bill (g) 0.894% 8/17/17	35,000	34,960
U.S. Treasury Bill (g) 0.930% 8/17/17	10,000	9,989

		574,350

TOTAL SHORT-TERM INVESTMENTS (Cost $14,350,008)		14,349,912

TOTAL INVESTMENTS — 102.1% (Cost $1,030,172,887) (h)		1,124,157,433

Other Assets/(Liabilities) — (2.1)%		(23,090,903)

NET ASSETS — 100.0%		$1,101,066,530

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2017, was $22,780,717 or 2.07% of net assets. Total securities on loan may not correspond with the amounts identified in the Portfolio of Investments because pending sales may be in the process of recall from the brokers. (Note 2).
(c)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2017, these securities amounted to a value of $47,466 or 0.00% of net assets.
(d)	Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2017, these securities amounted to a value of $3,521,483 or 0.32% of net assets.
(e)	Represents investment of security lending collateral. (Note 2).
(f)	Maturity value of $13,775,620. Collateralized by U.S. Government Agency obligations with a rate of 2.000%, maturity date of 8/31/21, and an aggregate market value, including accrued interest, of $14,071,903.
(g)	A portion of this security is pledged/held as collateral for open futures contracts. (Note 2).
(h)	See Note 3 for aggregate cost for federal tax purposes.

The accompanying notes are an integral part of the portfolio of investments.

Notes to Portfolio of Investments (Unaudited)

1.	The Funds

MassMutual Select Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 28, 1993, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of the following series (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Select Total Return Bond Fund (“Total Return Bond Fund”)

MassMutual Select Strategic Bond Fund (“Strategic Bond Fund”)

MassMutual Select BlackRock Global Allocation Fund (“BlackRock Global Allocation Fund”)

MassMutual Select Diversified Value Fund (“Diversified Value Fund”)

MassMutual Select Fundamental Value Fund (“Fundamental Value Fund”)

MassMutual Select Large Cap Value Fund (“Large Cap Value Fund”)

MM S&P 500® Index Fund (“S&P 500 Index Fund”)

MassMutual Select Equity Opportunities Fund (formerly known as MassMutual Select Focused Value Fund) (“Equity Opportunities Fund”)

MassMutual Select Fundamental Growth Fund (“Fundamental Growth Fund”)

MassMutual Select Blue Chip Growth Fund (“Blue Chip Growth Fund”)

MassMutual Select Growth Opportunities Fund (“Growth Opportunities Fund”)

MassMutual Select Mid-Cap Value Fund (“Mid-Cap Value Fund”)

MassMutual Select Small Cap Value Equity Fund (“Small Cap Value Equity Fund”)

MassMutual Select Small Company Value Fund (“Small Company Value Fund”)

MM S&P® Mid Cap Index Fund (“S&P Mid Cap Index Fund”)

MM Russell 2000® Small Cap Index Fund (“Russell 2000 Small Cap Index Fund”)

MassMutual Select Mid Cap Growth Fund (formerly known as MassMutual Select Mid Cap Growth Equity II Fund) (“Mid Cap Growth Fund”)

MassMutual Select Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”)

MM MSCI EAFE® International Index Fund (“MSCI EAFE International Index Fund”)

MassMutual Select Overseas Fund (“Overseas Fund”)

MassMutual RetireSMARTSM Conservative Fund (“MM RetireSMART Conservative Fund”)

MassMutual RetireSMARTSM Moderate Fund (“MM RetireSMART Moderate Fund”)

MassMutual RetireSMARTSM Moderate Growth Fund (“MM RetireSMART Moderate Growth Fund”)

MassMutual RetireSMARTSM Growth Fund (“MM RetireSMART Growth Fund”)

MassMutual RetireSMARTSM In Retirement Fund (“MM RetireSMART In Retirement Fund”)

MassMutual RetireSMARTSM 2010 Fund (“MM RetireSMART 2010 Fund”)

MassMutual RetireSMARTSM 2015 Fund (“MM RetireSMART 2015 Fund”)

MassMutual RetireSMARTSM 2020 Fund (“MM RetireSMART 2020 Fund”)

MassMutual RetireSMARTSM 2025 Fund (“MM RetireSMART 2025 Fund”)

MassMutual RetireSMARTSM 2030 Fund (“MM RetireSMART 2030 Fund”)

MassMutual RetireSMARTSM 2035 Fund (“MM RetireSMART 2035 Fund”)

MassMutual RetireSMARTSM 2040 Fund (“MM RetireSMART 2040 Fund”)

MassMutual RetireSMARTSM 2045 Fund (“MM RetireSMART 2045 Fund”)

MassMutual RetireSMARTSM 2050 Fund (“MM RetireSMART 2050 Fund”)

MassMutual RetireSMARTSM 2055 Fund (“MM RetireSMART 2055 Fund”)

MassMutual RetireSMARTSM 2060 Fund (“MM RetireSMART 2060 Fund”)

MM Select Bond and Income Asset Fund (“Bond and Income Asset Fund”)

MM Select Equity Asset Fund (“Equity Asset Fund”)

Each share class of a Fund represents an interest in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees, and shareholder and distribution service expenses borne by the classes. Because each class will have different fees and expenses, performance and share prices will vary between the classes. The classes of shares are offered to different types of investors, as outlined in the Funds’ Prospectus.

Notes to Portfolio of Investments (Unaudited) (Continued)

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Basis of Consolidation

The accompanying portfolio of investments for the BlackRock Global Allocation Fund includes the accounts of MassMutual Select Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly owned subsidiary of the BlackRock Global Allocation Fund, which primarily invests in commodity-related investments consistent with the Fund’s investment objectives and policies as stated in its Prospectus and Statement of Additional Information. The Subsidiary allows the BlackRock Global Allocation Fund to hold these commodity-related investments and still satisfy regulated investment company tax requirements. The BlackRock Global Allocation Fund may invest up to 25% of its total assets in the Subsidiary. Intercompany accounts and transactions have been eliminated. As of June 30, 2017, the BlackRock Global Allocation Fund’s net assets were approximately $590,322,919, of which approximately $23,409,717 or approximately 3.97%, represents the Subsidiary’s net assets.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes and will instead fair value securities in accordance with procedures approved annually by the Trustees, and under the general oversight of the Trustees. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established

Notes to Portfolio of Investments (Unaudited) (Continued)

benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral. Restricted securities are generally valued at a discount to similar publicly traded securities.

Investments for which market quotations are not available or for which a pricing service or vendor does not provide a value, or for which such market quotations or values are considered by the investment adviser or subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event) are stated at fair valuations determined in good faith by the Funds’ Valuation Committee1 in accordance with procedures approved annually by the Board of Trustees (“Trustees”), and under the general oversight of the Trustees. The Funds’ Valuation Committee employs various methods to determine fair valuations including a regular review of significant inputs and assumptions and review of any related market activity. The Funds’ Valuation Committee reports to the Trustees at its regularly scheduled meetings. It is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value procedures may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds’ portfolio securities may change on days when the prices of the Funds’ shares are not calculated. The prices of the Funds’ shares will reflect any such changes when the prices of the Funds’ shares are next calculated, which is the next business day. The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds’ investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

The types of assets and liabilities categorized in Level 1 generally include actively traded domestic and certain foreign equity securities, derivatives actively traded on a national securities exchange (such as some warrants, rights, futures, and options), and shares of open-end mutual funds.

[1]	The Valuation Committee consists of the President, Treasurer, Assistant Treasurers, Vice Presidents (except for the CCO), Assistant Vice Presidents, Secretary, and Assistant Secretaries of the Trust, as well as such alternate members as the Trustees may from time to time designate. The Valuation Committee reviews and determines the fair valuation of portfolio securities and the Funds’ pricing procedures in general.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

The types of assets and liabilities categorized in Level 2 generally include debt securities such as U.S. Government and agency securities, mortgage-backed securities, asset-backed securities, municipal obligations, sovereign debt obligations, bank loans, corporate bonds, and those securities valued at amortized cost; OTC derivatives such as swaps, options, swaptions, and forward foreign currency exchange contracts; certain restricted securities; and non-exchange traded equity securities and certain foreign equity securities traded on particular foreign exchanges that close before the Funds determine their net asset values.

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The types of assets and liabilities categorized in Level 3 generally include securities for which prices, spreads, or any of the other aforementioned significant inputs are unobservable. Generally, securities whose trading has been suspended or that have been de-listed from their current primary trading exchange; securities in default or bankruptcy proceedings for which there is no current market quotation; securities and certain derivatives valued by broker quotes which may include brokers’ assumptions; and any illiquid Rule 144A securities or restricted securities issued by non-public entities are categorized in Level 3.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the overall fair value measurement.

The Diversified Value Fund and Growth Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, as of June 30, 2017. The MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund characterized all investments at Level 1, as of June 30, 2017. The Bond and Income Asset Fund characterized all investments at Level 2, as of as of June 30, 2017. The BlackRock Global Allocation Fund characterized all securities sold short at Level 1, as of June 30, 2017. For each Fund noted in the preceding sentences, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2017, for the remaining Funds’ investments and the BlackRock Global Allocation Fund’s other investments:

	Level 1	Level 2	Level 3	Total
Total Return Bond Fund
Asset Investments
Corporate Debt	$-	$279,543,937	$-	$279,543,937
Municipal Obligations	-	19,728,794	-	19,728,794
Non-U.S. Government Agency Obligations	-	133,588,848	-	133,588,848

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Total Return Bond Fund (Continued)
Asset Investments (Continued)
U.S. Government Agency Obligations and Instrumentalities	$-	$312,851,420	$-		$312,851,420
U.S. Treasury Obligations	-	208,557,803	-		208,557,803
Short-Term Investments	-	99,074,087	-		99,074,087

Total Investments	$-	$1,053,344,889	$-		$1,053,344,889

Asset Derivatives
Forward Contracts	$-	$470,249	$-		$470,249
Futures Contracts	59,956	-	-		59,956
Swap Agreements	-	3,673	-		3,673

Total	$59,956	$473,922	$-		$533,878

Liability Derivatives
Futures Contracts	$(210,356)	$-	$-		$(210,356)

Strategic Bond Fund
Asset Investments
Preferred Stock	$120,807	$-	$-		$120,807
Bank Loans	-	15,545,852	-		15,545,852
Corporate Debt	-	119,062,805	-		119,062,805
Municipal Obligations	-	192,616	-		192,616
Non-U.S. Government Agency Obligations	-	53,627,178	1,229,975	**	54,857,153
Sovereign Debt Obligations	-	15,720,729	-		15,720,729
U.S. Government Agency Obligations and Instrumentalities	-	114,097,168	-		114,097,168
U.S. Treasury Obligations	-	123,096,517	-		123,096,517
Purchased Options	663,565	-	-		663,565
Short-Term Investments	-	61,612,834	-		61,612,834

Total Investments	$784,372	$502,955,699	$1,229,975		$504,970,046

Asset Derivatives
Forward Contracts	$-	$547,448	$-		$547,448
Futures Contracts	1,212,554	-	-		1,212,554
Swap Agreements	-	1,195,583	-		1,195,583

Total	$1,212,554	$1,743,031	$-		$2,955,585

Liability Derivatives
Forward Contracts	$-	$(300,744)	$-		$(300,744)
Futures Contracts	(1,179,545)	-	-		(1,179,545)
Swap Agreements	-	(349,303)	-		(349,303)
Written Options	(136,266)	-	-		(136,266)

Total	$(1,315,811)	$(650,047)	$-		$(1,965,858)

BlackRock Global Allocation Fund
Asset Investments
Common Stock*
Belgium	$-	$3,071,529	$-		$3,071,529
Bermuda	1,916,193	696,959	-		2,613,152
Brazil	490,384	-	-		490,384
British Virgin Islands	1,291,769	-	-		1,291,769

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
BlackRock Global Allocation Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Canada	$1,728,369	$-	$-	$1,728,369
Cayman Islands	2,352,185	106,656	-	2,458,841
Czech Republic	-	163,307	-	163,307
Finland	-	1,958,591	-	1,958,591
France	47,557	16,378,708	-	16,426,265
Germany	-	9,785,834	-	9,785,834
Hong Kong	175,250	3,549,809	-	3,725,059
India	-	6,079,598	-	6,079,598
Indonesia	-	540,741	-	540,741
Ireland	2,086,270	-	-	2,086,270
Italy	-	5,312,135	-	5,312,135
Japan	-	49,061,713	-	49,061,713
Liberia	39,650	-	-	39,650
Netherlands	-	6,647,726	-	6,647,726
Netherlands Antilles	899,177	-	-	899,177
Portugal	-	378,967	-	378,967
Republic of Korea	-	3,106,026	-	3,106,026
Singapore	-	1,581,426	-	1,581,426
Spain	-	2,022,089	-	2,022,089
Sweden	-	3,356,911	-	3,356,911
Switzerland	1,507,445	4,120,425	-	5,627,870
Taiwan	-	2,169,962	-	2,169,962
Thailand	397,526	509,913	-	907,439
United Kingdom	5,869,541	15,792,500	-	21,662,041
United States	143,328,843	320,320	250,836	143,899,999
Preferred Stock
United States	4,241,717	1,454,512	7,679,267	13,375,496
Bank Loans	-	2,659,243	-	2,659,243
Corporate Debt	-	37,806,817	1,771,604	39,578,421
Pass-Through Securities	-	-	503,551	503,551
Sovereign Debt Obligations	-	62,471,122	-	62,471,122
U.S. Treasury Obligations	-	78,572,502	-	78,572,502
Mutual Funds	25,070,818	-	-	25,070,818
Purchased Options	45,687	2,315,201	-	2,360,888
Warrants	-	10,932	-	10,932
Short-Term Investments	-	66,236,482	-	66,236,482

Total Investments	$191,488,381	$388,238,656	$10,205,258	$589,932,295

Asset Derivatives
Forward Contracts	$-	$102,228	$-	$102,228
Futures Contracts	32,047	-	-	32,047
Swap Agreements	-	1,364,924	-	1,364,924

Total	$32,047	$1,467,152	$-	$1,499,199

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3	Total
BlackRock Global Allocation Fund (Continued)
Liability Derivatives
Forward Contracts	$-	$(292,468)		$-	$(292,468)
Futures Contracts	(28,343)	-		-	(28,343)
Swap Agreements	-	(193,059)		-	(193,059)
Written Options	(13,997)	(829,340)		-	(843,337)

Total	$(42,340)	$(1,314,867)		$-	$(1,357,207)

Fundamental Value Fund
Asset Investments
Common Stock	$1,212,051,861	$33,716,034	*	$-	$1,245,767,895
Short-Term Investments	-	16,549,994		-	16,549,994

Total Investments	$1,212,051,861	$50,266,028		$-	$1,262,317,889

Large Cap Value Fund
Asset Investments
Common Stock	$170,396,284	$697,903		$-	$171,094,187
Mutual Funds	6,751,949	-		-	6,751,949
Short-Term Investments	-	5,485,383		-	5,485,383

Total Investments	$177,148,233	$6,183,286		$-	$183,331,519

S&P 500 Index Fund
Asset Investments
Common Stock	$3,383,246,870	$-		$-	$3,383,246,870
Short-Term Investments	-	23,816,244		-	23,816,244

Total Investments	$3,383,246,870	$23,816,244		$-	$3,407,063,114

Liability Derivatives
Futures Contracts	$(98,907)	$-		$-	$(98,907)

Equity Opportunities Fund
Asset Investments
Common Stock	$692,845,237	$12,415,774	*	$-	$705,261,011
Preferred Stock	1,556,957	-		-	1,556,957
Mutual Funds	1,001	-		-	1,001
Short-Term Investments	-	14,774,929		-	14,774,929

Total Investments	$694,403,195	$27,190,703		$-	$721,593,898

Fundamental Growth Fund
Asset Investments
Common Stock	$128,330,509	$574,961	*	$-	$128,905,470
Mutual Funds	3,612,136	-		-	3,612,136
Short-Term Investments	-	2,854,967		-	2,854,967

Total Investments	$131,942,645	$3,429,928		$-	$135,372,573

Blue Chip Growth Fund
Asset Investments
Common Stock	$1,974,900,597	$49,946,046	*	$-	$2,024,846,643
Mutual Funds	1,022	-		-	1,022
Short-Term Investments	-	24,323,480		-	24,323,480

Total Investments	$1,974,901,619	$74,269,526		$-	$2,049,171,145

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2		Level 3		Total
Mid-Cap Value Fund
Asset Investments
Common Stock	$96,425,964	$631,837	*	$-		$97,057,801
Mutual Funds	1,651,107	-		-		1,651,107
Short-Term Investments	-	2,101,431		-		2,101,431

Total Investments	$98,077,071	$2,733,268		$-		$100,810,339

Asset Derivatives
Forward Contracts	$-	$3,104		$-		$3,104

Liability Derivatives
Forward Contracts	$-	$(31,037)		$-		$(31,037)

Small Cap Value Equity Fund
Asset Investments
Common Stock	$173,666,104	$3,947,397	*	$-	+**	$177,613,501
Short-Term Investments	-	5,377,323		-		5,377,323

Total Investments	$173,666,104	$9,324,720		$-		$182,990,824

Small Company Value Fund
Asset Investments
Common Stock	$241,826,736	$-		$-	+**	$241,826,736
Mutual Funds	19,792,158	-		-		19,792,158
Short-Term Investments	-	5,108,560		-		5,108,560

Total Investments	$261,618,894	$5,108,560		$-		$266,727,454

Liability Derivatives
Futures Contracts	$(6,553)	$-		$-		$(6,553)

S&P Mid Cap Index Fund
Asset Investments
Common Stock	$461,871,511	$-		$-		$461,871,511
Mutual Funds	42,080,143	-		-		42,080,143
Short-Term Investments	-	5,314,325		-		5,314,325

Total Investments	$503,951,654	$5,314,325		$-		$509,265,979

Liability Derivatives
Futures Contracts	$(14,952)	$-		$-		$(14,952)

Russell 2000 Small Cap Index Fund
Asset Investments
Common Stock	$255,827,141	$16,800		$10,678	**	$255,854,619
Rights	-	-		44,356	**	44,356
Mutual Funds	41,520,570	-		-		41,520,570
Short-Term Investments	-	7,037,668		-		7,037,668

Total Investments	$297,347,711	$7,054,468		$55,034		$304,457,213

Liability Derivatives
Futures Contracts	$(17,734)	$-		$-		$(17,734)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Mid Cap Growth Fund
Asset Investments
Common Stock	$4,200,068,583	$1,971,504	$4,636,201	**	$4,206,676,288
Preferred Stock	-	-	10,456,570	**	10,456,570
Mutual Funds	396,825,789	-	-		396,825,789
Short-Term Investments	-	181,199,912	-		181,199,912

Total Investments	$4,596,894,372	$183,171,416	$15,092,771		$4,795,158,559

Small Cap Growth Equity Fund
Asset Investments
Common Stock	$499,936,642	$-	$1,831,468		$501,768,110
Preferred Stock	-	-	4,109,897		4,109,897
Rights	-	-	38,235		38,235
Mutual Funds	115,345,809	-	-		115,345,809
Short-Term Investments	-	11,112,069	-		11,112,069

Total Investments	$615,282,451	$11,112,069	$5,979,600		$632,374,120

MSCI EAFE International Index Fund
Asset Investments
Common Stock*
Australia	$-	$13,978,064	$-		$13,978,064
Austria	-	477,161	-		477,161
Belgium	-	2,289,028	-		2,289,028
Bermuda	-	778,485	-		778,485
Cayman Islands	79,473	1,219,694	-		1,299,167
Denmark	-	3,630,821	-		3,630,821
Finland	-	2,072,649	-		2,072,649
France	-	19,976,871	-		19,976,871
Germany	-	18,019,286	-		18,019,286
Hong Kong	-	4,950,082	-		4,950,082
Ireland	-	1,085,773	-		1,085,773
Israel	671,257	534,617	-		1,205,874
Italy	-	3,976,082	-		3,976,082
Japan	-	47,201,370	-		47,201,370
Luxembourg	-	657,191	-		657,191
Mauritius	-	32,007	-		32,007
Netherlands	1,113,707	7,616,307	-		8,730,014
New Zealand	-	366,718	-		366,718
Norway	-	1,249,762	-		1,249,762
Papua New Guinea	-	112,385	-		112,385
Portugal	-	296,251	453	**	296,704
Singapore	-	2,637,480	-		2,637,480
Spain	-	6,959,190	-		6,959,190
Sweden	-	5,817,748	-		5,817,748
Switzerland	-	17,088,873	-		17,088,873
United Kingdom	-	35,380,371	-		35,380,371
Preferred Stock*
Germany	-	1,047,773	-		1,047,773
Mutual Funds	2,605,868	-	-		2,605,868

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3	Total
MSCI EAFE International Index Fund (Continued)
Asset Investments (Continued)
Rights	$-	$11,774	$-	$11,774
Short-Term Investments	-	2,199,898	-	2,199,898

Total Investments	$4,470,305	$201,663,711	$453	$206,134,469

Asset Derivatives
Forward Contracts	$-	$75,600	$-	$75,600
Futures Contracts	209	-	-	209

Total	$209	$75,600	$-	$75,809

Liability Derivatives
Forward Contracts	$-	$(11,848)	$-	$(11,848)
Futures Contracts	(116,985)	-	-	(116,985)

Total	$(116,985)	$(11,848)	$-	$(128,833)

Overseas Fund
Asset Investments
Common Stock*
Australia	$-	$12,674,528	$-	$12,674,528
Austria	-	2,099,535	-	2,099,535
Belgium	-	6,643,509	-	6,643,509
Bermuda	-	645,262	-	645,262
Brazil	2,897,485	-	-	2,897,485
Canada	15,047,626	-	-	15,047,626
Cayman Islands	10,009,557	-	-	10,009,557
Chile	715,520	-	-	715,520
Denmark	-	7,906,708	-	7,906,708
Finland	-	1,338,198	-	1,338,198
France	-	93,750,652	-	93,750,652
Germany	-	71,879,167	-	71,879,167
Hong Kong	-	9,989,035	-	9,989,035
India	1,716,786	11,275,374	-	12,992,160
Indonesia	-	3,892,491	-	3,892,491
Ireland	4,766,203	-	-	4,766,203
Israel	6,509,628	-	-	6,509,628
Italy	-	14,651,949	-	14,651,949
Japan	-	84,163,686	-	84,163,686
Luxembourg	-	1,410,036	-	1,410,036
Mexico	3,321,631	-	-	3,321,631
Netherlands	-	42,719,202	-	42,719,202
Norway	-	1,177,303	-	1,177,303
Republic of Korea	-	2,425,421	-	2,425,421
Singapore	-	8,824,772	-	8,824,772
Spain	-	8,916,372	-	8,916,372
Sweden	-	14,656,870	-	14,656,870
Switzerland	-	73,241,814	-	73,241,814
Taiwan	6,189,703	498,148	-	6,687,851
United Kingdom	2,004,380	104,393,953	-	106,398,333
United States	5,479,035	-	-	5,479,035

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Overseas Fund (Continued)
Asset Investments (Continued)
Mutual Funds	$7,968,431	$-	$-		$7,968,431
Short-Term Investments	-	7,950,503	-		7,950,503

Total Investments	$66,625,985	$587,124,488	$-		$653,750,473

Asset Derivatives
Forwards Contracts	$-	$689,643	$-		$689,643

Liability Derivatives
Forwards Contracts	$-	$(1,109,852)	$-		$(1,109,852)

Equity Asset Fund
Asset Investments
Common Stock*
Australia	$31,646	$26,408,797	$-		$26,440,443
Austria	-	1,318,499	-		1,318,499
Bahamas	5,790	-	-		5,790
Belgium	-	4,403,233	-		4,403,233
Bermuda	5,503,953	2,463,256	-		7,967,209
Brazil	-	2,417,031	-		2,417,031
British Virgin Islands	11,310	-	-		11,310
Canada	33,844,054	16,300	-		33,860,354
Cayman Islands	4,713,337	7,285,745	-		11,999,082
Chile	-	640,521	-		640,521
China	-	5,863,775	-		5,863,775
Colombia	174,647	-	-		174,647
Czech Republic	-	112,568	-		112,568
Denmark	-	6,023,784	-		6,023,784
Egypt	-	80,043	-		80,043
Finland	-	3,723,006	-		3,723,006
France	-	33,175,250	-		33,175,250
Germany	-	30,895,561	-		30,895,561
Greece	-	253,349	-		253,349
Hong Kong	-	13,318,751	-		13,318,751
Hungary	-	188,725	-		188,725
Indonesia	-	1,492,582	-		1,492,582
Ireland	10,553,307	2,200,764	-		12,754,071
Israel	1,217,432	1,227,072	-		2,444,504
Italy	-	7,301,290	-	+**	7,301,290
Japan	-	86,955,573	-		86,955,573
Liberia	597,488	-	-		597,488
Luxembourg	120,622	1,308,019	-		1,428,641
Malaysia	-	1,443,070	-		1,443,070
Malta	-	68,898	-		68,898
Marshall Islands	17,356	-	-		17,356
Mauritius	-	48,432	-		48,432
Mexico	2,252,618	-	-		2,252,618
Netherlands	5,794,450	12,962,336	-		18,756,786
New Zealand	-	982,450	-		982,450
Norway	-	2,344,673	-		2,344,673
Pakistan	-	80,553	-		80,553

Notes to Portfolio of Investments (Unaudited) (Continued)

	Level 1	Level 2	Level 3		Total
Equity Asset Fund (Continued)
Asset Investments (Continued)
Common Stock* (Continued)
Panama	$802,796	$3,417	$-		$806,213
Papua New Guinea	-	150,291	-		150,291
Peru	27,600	-	-		27,600
Philippines	-	708,860	-		708,860
Poland	-	793,030	-		793,030
Portugal	-	579,270	-		579,270
Puerto Rico	214,622	-	-		214,622
Qatar	-	403,519	-		403,519
Republic of Korea	-	9,038,626	-		9,038,626
Russia	50,280	1,828,243	-		1,878,523
Singapore	1,661,019	5,966,627	-		7,627,646
South Africa	-	3,760,614	-		3,760,614
Spain	-	11,613,280	-		11,613,280
Sweden	-	11,301,391	-		11,301,391
Switzerland	1,950,692	27,765,107	-		29,715,799
Taiwan	-	7,572,561	-		7,572,561
Thailand	-	1,328,348	-		1,328,348
Turkey	-	716,722	-		716,722
United Arab Emirates	-	484,840	-		484,840
United Kingdom	3,322,660	61,724,303	-		65,046,963
United States	600,806,000	131,618	3,919	**	600,941,537
Preferred Stock*
Brazil	-	1,624,255	-		1,624,255
Chile	-	56,886	-		56,886
Colombia	97,750	-	-		97,750
Germany	-	1,681,368	-		1,681,368
Italy	-	17,396	-		17,396
Republic of Korea	-	503,136	-		503,136
Russia	-	60,523	-		60,523
Mutual Funds	29,073,300	121,962	-		29,195,262
Rights	-	18,243	372	**	18,615
Warrants	-	-	159	**	159
Short-Term Investments	-	14,349,912	-		14,349,912

Total Investments	$702,844,729	$421,308,254	$4,450		$1,124,157,433

Asset Derivatives
Forward Contracts	$-	$39,700	$-		$39,700
Futures Contracts	4,195	-	-		4,195

Total	$4,195	$39,700	$-		$43,895

Liability Derivatives
Forward Contracts	$-	$(5,519)	$-		$(5,519)
Futures Contracts	(73,684)	-	-		(73,684)

Total	$(73,684)	$(5,519)	$-		$(79,203)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their applicable foreign markets, as applicable.
**	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund(s). Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2017 is not presented.
+	Represents a security at $0 value as of June 30, 2017.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds, with the exception of the Russell 2000 Small Cap Index Fund, Equity Asset Fund, and BlackRock Global Allocation Fund, had no transfers between Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended June 30, 2017. The Russell 2000 Small Cap Index Fund and the Equity Asset Fund had transfers between levels of the fair value hierarchy during the period ended June 30, 2017; however, none of the transfers individually or collectively had a material impact on the Funds. The Funds recognize transfers between the Levels as of the beginning of the year.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining value:

Asset Valuation Inputs

	Investments in Securities
	Balance as of 9/30/16		Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	(Sales)	Transfers into Level 3*		Transfers (out) of Level 3*	Balance as of 6/30/17	Net Change in Unrealized Appreciation (Depreciation) from Investments Still held as of 6/30/17
BlackRock Global Allocation Fund
Common Stock	$999,822		$-	$(190,378)	$1,404,245	$9,461	$(1,972,314)	$-		$-	$250,836	$224,565
Preferred Stock	6,112,727		-	-	(344,226)	1,910,766	-	-		-	7,679,267	(344,226)
Corporate Debt†	3,090		-	-	(429,420)	-	-	1,588,630	**	-	1,162,300	(429,420)
Corporate Debt	1,560,628		-	(768,958)	(328,753)	282,743	(136,356)	-		-	609,304	(381,025)
Pass-Through Securities†	482,434		-	-	21,117	-	-	-		-	503,551	21,117

	$9,158,701		$-	$(959,336)	$322,963	$2,202,970	$(2,108,670)	$1,588,630		$-	$10,205,258	$(908,989)

Small Cap Growth Equity Fund
Common Stock	$1,039,359		$-	$3,572	$191,345	$611,781	$(14,589)	$-		$-	$1,831,468	$181,345
Preferred Stock	6,269,529		-	674,642	(718,430)	-	(2,115,844)	-		-	4,109,897	(188,406)
Rights	-	***	-	-	38,235	-	-	-		-	38,235	38,235

	$7,308,888		$-	$678,214	$(488,850)	$611,781	$(2,130,433)	$-		$-	$5,979,600	$31,174

*	The Funds recognize transfers between the Levels as of the beginning of the year.
**	Transfers occurred between Levels as inputs were less observable.
***	Represents a security at $0 value as of September 30, 2016.
†	Represents (i) an illiquid 144A security valued by a broker quote or vendor price or (ii) a restricted security issued by a non-public entity valued by a broker quote or vendor price.

Notes to Portfolio of Investments (Unaudited) (Continued)

The BlackRock Global Allocation Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the BlackRock Global Allocation Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
BlackRock Global Allocation Fund

Common stock — $250,836
Jawbone Health Hub, Inc.	$53,741	Market Approach	Intrinsic Value Analysis	$2.73
Liberty Media Corporation — Liberty Formula One	194,720	Market Approach	Parity to Underlying Security	$36.40
			Discount for Lack of Marketability	5.00%
Lookout, Inc.	2,375	Market Approach	Option Pricing Method / EV Multiple	6.75x

Corporate Debt — $609,304
AliphCom, Inc. Convertible Bond	65,687	Asset Valuation	Future Cash Distribution	$2.51
AliphCom, Inc. Convertible Bond	4,794
Bio City Development Co. B.V.,
Convertible	447,580	Market Approach	Debt Restructure Analysis — Expected Recovery Rate	42.90%
			Cashflow discount rate	17.50%
Delta Topco Ltd.	91,243	Market Approach	Intrinsic Value Analysis	$148.86

Preferred Stock — $7,679,267
Domo, Inc. Series D-2, Convertible	1,352,608	Market Approach	Probability Weigthed Return Method
			IPO 2017 Probability	10%
			IPO 2018 Probability	79%
			Sale Scenario Probability	10%
			Insolvency Probability	1%
Dropbox, Inc. Series C	1,046,239	Market Approach	EV/Multiple	7.75x
Grand Rounds, Inc. Series C, Convertible	368,822	Market Approach	Option Pricing Method / EV Multiple	12.25x
Lookout, Inc. Series F	548,358	Market Approach	Option Pricing Method / EV Multiple	6.75x
Palantir Technologies, Inc. Series I	857,807	Market Approach	EV/Multiple	10.75x
			1 Year Revenue Growth Rate	130.6%
Uber Technologies, Inc. Series D	3,505,433	Market Approach	EV/Multiple	8.25x

			2 Year Revenue Growth Rate	164.3%
Total	$8,539,407

Notes to Portfolio of Investments (Unaudited) (Continued)

The Small Cap Growth Equity Fund fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments, but may include defaulted securities and new debt issuances. There may not be a secondary market for such investments, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Valuation Committee. Valuations are reviewed by members of the Valuation Committee utilizing available market information to determine if the carrying value of these investments should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment, also referred to as enterprise value (EV) to earnings before interest, taxes, depreciation, and amortization (EBITDA) ratios. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Small Cap Growth Equity Fund. All market variables are assessed on a regular frequency and calibrated as necessary.

	Fair Value Amount	Valuation Technique	Unobservable Input Description	Value/ Weighted Average Range
Small Cap Growth Equity Fund

Common stock — $1,831,468
Cloudera, Inc.	$605,831	Market Approach	Parity to Underlying Security	$15.90
			Discount for Lack of Marketability	10%
Docusign, Inc. (Escrow Shares)	-	Worthless	Worthless	$0.00
Dropbox, Inc. Class B	304,154	Market Approach	EV/Multiple	7.10x
			Discount for Lack of Marketability	10%
Telogis, Inc.	798,186	Asset Valuation	Future Cash Distribution	$3.18
Veracode, Inc. (Escrow Shares)	123,297	Asset Valuation	Future Cash Distribution	$4.07
			Discount for Lack of Certainty	20%

Preferred stock — $4,109,897
Draftkings, Inc. Series D	121,553	Market Approach	Probability Expected Weighted Return Model
Draftkings, Inc. Series D1	316,131		Merger Probability	0%
			No Merger Probability	100%
MarkLogic Corp. Series F	824,093	Market Approach	EV/Multiple	2.40x
			Discount for Lack of Marketability	10%
Telogis, Inc. Series A	1,504,842	Asset Valuation	Future Cash Distribution	$4.40
The Honest Company, Inc. Series D	506,801	Market Approach	Probability Expected Weighted Return Model
			IPO Probability	50%
			No IPO Probability	50%
Zuora, Inc. Series F	836,477	Market Approach	EV/Multiple	6.40x
			Discount for Lack of Marketability	10%

Rights — $38,235
Dyax Corporation CVR	38,235	Asset Valuation	Future Cash Distribution	$1.89

Total	$5,979,600

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Gains or losses from derivatives can be substantially greater than their original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price. For those Funds that held derivatives at June 30, 2017, the following table shows how the Fund used these types of derivatives during the period (marked with an “A”), as well as additional uses, if any, it may have for them in the future (marked with an “M”).

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Total Return Bond Fund	Strategic Bond Fund	BlackRock Global Allocation Fund	S&P 500 Index Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A	A	A
Directional Exposures to Currencies	M	A	A

Futures Contracts**
Hedging/Risk Management	A	A	A
Duration/Credit Quality Management	A	A	M
Substitution for Direct Investment	M	A	A	A

Interest Rate Swaps***
Hedging/Risk Management	A	A	A
Duration Management	A	A	A
Substitution for Direct investment			A

Total Return Swaps****
Hedging/Risk Management			M
Duration/Credit Quality Management			M
Substitution for Direct Investment			A
Market Access			M

Credit Default Swaps (Protection Buyer)
Hedging/Risk Management		A	M
Duration/Credit Quality Management		A	M
Income		M	M
Substitution for Direct Investment		M	A

Credit Default Swaps (Protection Seller)
Hedging/Risk Management		A
Duration/Credit Quality Management		A
Income		M
Substitution for Direct Investment		M

Option (Purchased)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Substitution for Direct Investment		M	A
Direct Investment		M	A

Options (Written)
Hedging/Risk Management		A	A
Duration/Credit Quality Management		A	A
Income		A	A
Substitution for Direct Investment		M	M
Direct Investment		M	A

Notes to Portfolio of Investments (Unaudited) (Continued)

Type of Derivative and Objective for Use	Mid-Cap Value Fund	Small Company Value Fund	S&P Mid Cap Index Fund	Russell 2000 Small Cap Index Fund	MSCI EAFE International Index Fund	Overseas Fund	Equity Asset Fund
Foreign Currency Exchange Transactions*
Hedging/Risk Management	A					A
Directional Exposures to Currencies					A		A

Futures Contracts**
Hedging/Risk Management		A
Substitution for Direct Investment		A	A	A	A		A

*	Includes any options purchased or written, futures contracts, forward contracts, and swap agreements, if applicable.
**	Includes any options purchased or written on futures contracts, if applicable.
***	Includes any caps, floors, and collars, and related purchased or written options, if applicable.
****	Includes any index swaps, if applicable.

At June 30, 2017, the Fund(s) had the following derivatives and transactions in derivatives, grouped into the indicated risk categories:

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Total Return Bond Fund
Asset Derivatives
Forward Contracts	$-	$-	$470,249	$-	$470,249
Futures Contracts	-	-	-	59,956	59,956
Swap Agreements	-	-	-	3,673	3,673

Total Value	$-	$-	$470,249	$63,629	$533,878

Liability Derivatives
Futures Contracts	$-	$-	$-	$(210,356)	$(210,356)

Strategic Bond Fund
Asset Derivatives
Purchased Options	$-	$-	$-	$663,565	$663,565
Forward Contracts	-	-	547,448	-	547,448
Futures Contracts	-	-	-	1,212,554	1,212,554
Swap Agreements	290,342	-	-	905,241	1,195,583

Total Value	$290,342	$-	$547,448	$2,781,360	$3,619,150

Liability Derivatives
Forward Contracts	$-	$-	$(300,744)	$-	$(300,744)
Futures Contracts	-	-	(8,985)	(1,170,560)	(1,179,545)
Swap Agreements	(221,525)	-	-	(127,778)	(349,303)
Written Options	-	-	-	(136,266)	(136,266)

Total Value	$(221,525)	$-	$(309,729)	$(1,434,604)	$(1,965,858)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
BlackRock Global Allocation Fund
Asset Derivatives
Forward Contracts	$-	$-	$102,228	$-	$102,228
Futures Contracts	-	32,047	-	-	32,047
Swap Agreements	-	740,429	398,899	225,596	1,364,924
Purchased Options	-	1,404,114	769,211	187,563	2,360,888

Total Value	$-	$2,176,590	$1,270,338	$413,159	$3,860,087

Liability Derivatives
Forward Contracts	$-	$-	$(292,468)	$-	$(292,468)
Futures Contracts	-	(28,343)	-	-	(28,343)
Swap Agreements	(32,097)	(3,406)	-	(157,556)	(193,059)
Written Options	-	(533,457)	(96,857)	(213,023)	(843,337)

Total Value	$(32,097)	$(565,206)	$(389,325)	$(370,579)	$(1,357,207)

S&P 500 Index Fund
Liability Derivatives
Futures Contracts	$-	$(98,907)	$-	$-	$(98,907)

Mid-Cap Value Fund
Asset Derivatives
Forward Contracts	$-	$-	$3,104	$-	$3,104

Liability Derivatives
Forward Contracts	$-	$-	$(31,037)	$-	$(31,037)

Small Company Value Fund
Liability Derivatives
Futures Contracts	$-	$(6,553)	$-	$-	$(6,553)

S&P Mid Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(14,952)	$-	$-	$(14,952)

Russell 2000 Small Cap Index Fund
Liability Derivatives
Futures Contracts	$-	$(17,734)	$-	$-	$(17,734)

MSCI EAFE International Index Fund
Asset Derivatives
Forward Contracts	$-	$-	$75,600	$-	$75,600
Futures Contracts	-	209	-	-	209

Total Value	$-	$209	$75,600	$-	$75,809

Liability Derivatives
Forward Contracts	$-	$-	$(11,848)	$-	$(11,848)
Futures Contracts	-	(116,985)	-	-	(116,985)

Total Value	$-	$(116,985)	$(11,848)	$-	$(128,833)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Credit Risk	Equity Risk	Foreign Exchange Risk	Interest Rate Risk	Total
Overseas Fund
Asset Derivatives
Forward Contracts	$-	$-	$689,643	$-	$689,643

Liability Derivatives
Forward Contracts	$-	$-	$1,109,852	$-	$1,109,852

Equity Asset Fund
Asset Derivatives
Forward Contracts	$-	$-	$39,700	$-	$39,700
Futures Contracts	-	4,195	-	-	4,195

Total Value	$-	$4,195	$39,700	$-	$43,895

Liability Derivatives
Forward Contracts	$-	$-	$(5,519)	$-	$(5,519)
Futures Contracts	-	(73,684)	-	-	(73,684)

Total Value	$-	$(73,684)	$(5,519)	$-	$(79,203)

At June 30, 2017, the number of contracts, notional amounts, or shares/units for each derivative type was as follows:

	Number of Contracts, Notional Amounts or Shares/Units†
Fund Name	Futures Contracts	Forward Contracts	Swap Agreements	Purchased Options	Purchased Swaptions	Written Options	Written Swaptions
Total Return Bond Fund	1,030	$36,300,594	$4,755,000	-	$-	-	$-
Strategic Bond Fund	2,902	51,861,681	67,064,000	1,536	-	1,220	-
BlackRock Global Allocation Fund	152	14,893,204	37,164,369	41,227,942	175,576,935	19,164,019	62,076,000
S&P 500 Index Fund	213	-	-	-	-	-	-
Mid-Cap Value Fund	-	1,928,898	-	-	-	-	-
Small Company Value Fund	27	-	-	-	-	-	-
S&P Mid Cap Index Fund	26	-	-	-	-	-	-
Russell 2000 Small Cap Index Fund	101	-	-	-	-	-	-
MSCI EAFE International Index Fund	109	5,630,841	-	-	-	-	-
Overseas Fund	-	61,989,351	-	-	-	-	-
Equity Asset Fund	200	2,701,597	-	-	-	-	-

†	Amount(s) disclosed represent number of contracts for futures contracts, notional amounts for forward contracts, swap agreements, purchased swaptions, and written swaptions, or shares/units outstanding for purchased options and written options at June 30, 2017.

Further details regarding the derivatives and other investments held by the Funds at June 30, 2017, are discussed below.

Foreign Currency Exchange Transactions

A Fund may engage in foreign currency exchange transactions for hedging purposes in order to protect against uncertainty in the level of future foreign currency exchange rates, or for other, non-hedging purposes.

Forward Foreign Currency Contracts, Foreign Currency Futures, and Foreign Currency Options. A Fund may enter into foreign currency exchange transactions, including foreign currency futures contracts and foreign currency forward contracts. These contracts call for the Fund to deliver in the future an amount of one currency in return for an amount of another currency, at an

Notes to Portfolio of Investments (Unaudited) (Continued)

exchange rate determined at the time the contract is entered into. Futures contracts are exchange-traded and typically have minimal exposure to counterparty risk. Forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. This type of arrangement may require the Fund to post margin. A Fund may also buy and sell options on currencies or currency futures contracts. When the Fund buys an option, its loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a currency or currency futures contract, it is subject generally to the same risks as if it had entered into a futures contract or forward contract with respect to that currency. For example, futures contracts are exchange-traded and typically have minimal exposure to counterparty risk and forward contracts are private contractual arrangements and a Fund is subject to the risk that its counterparty will not, or will not be able to, perform its obligations. A Fund may enter into foreign currency exchange transactions in order to hedge against changes in the values of the assets or liabilities denominated in one or more foreign currencies, or otherwise to increase or reduce a Fund’s exposure to various foreign currencies. The use of foreign currency exchange transactions may create investment leverage.

Whenever a Fund enters into a foreign currency exchange transaction, it is subject to the risk that the value of the transaction will move in a direction unfavorable to it. When the Fund uses the transactions for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part. If a Fund enters into foreign currency exchange transactions other than for hedging purposes (for example, seeking to profit from an anticipated change in the values of currencies by creating directional exposures in the portfolio with respect to one or more currencies), it will generally be subject to the same risks, but is less likely to have assets or liabilities that will offset any losses on the transactions. There can be no assurance that a Fund will be able to terminate any foreign currency exchange transaction prior to its maturity in order to limit its loss on the transaction.

Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. Forward foreign currency contracts are valued at the settlement price established through dealers or other market sources on the day which they are traded. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. The notional or contractual amounts of these instruments do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions and counterparty risks are considered. For information regarding the accounting treatment of futures contracts and options, respectively, see “Futures Contracts” and “Options, Rights, and Warrants” below.

Foreign Currency Swaps. A Fund may also enter into currency swaps, as an alternative to the transactions described above. Currency swaps involve the individually negotiated exchange by a Fund with another party of a series of payments in specified currencies in amounts determined pursuant to the terms of the swap agreement. For a description of risks associated with swap transactions and the accounting treatment, see “Swap Agreements” below.

The Fund(s) listed in the following table had open forward foreign currency contracts at June 30, 2017. A Fund’s current exposure to a counterparty is the unrealized appreciation on the contract.

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Contracts to Deliver
JPY	240,000,000	Goldman Sachs & Co.	07/18/17	$2,207,589	$72,604
JPY	1,650,000,000	Goldman Sachs & Co.	08/07/17	14,854,159	164,008
JPY	2,130,000,000	Goldman Sachs & Co.	09/25/17	19,238,846	233,637

				$36,300,594	$470,249

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund
Contracts to Buy
CAD	1,538,050	Bank of America N.A.	07/20/17	$1,152,610	$33,770

BRL	15,548,900	Barclays Bank PLC	07/20/17	4,676,163	2,125
CAD	3,816,620	Barclays Bank PLC	07/20/17	2,865,223	78,741
CNY	40,663,913	Barclays Bank PLC	07/20/17	5,979,108	13,857
EUR	1,200,000	Barclays Bank PLC	07/20/17	1,330,444	41,188
GBP	832,464	Barclays Bank PLC	07/20/17	1,042,643	42,121
IDR	31,676,380,000	Barclays Bank PLC	07/20/17	2,365,939	6,905
INR	165,360,000	Barclays Bank PLC	07/20/17	2,538,922	14,392
MXN	75,674,295	Barclays Bank PLC	07/20/17	4,002,026	157,710

				24,800,468	357,039

CNH	5,420,000	Citibank N.A.	07/20/17	794,896	3,561

				$26,747,974	$394,370

Contracts to Deliver
MXN	36,295,975	Bank of America N.A.	07/20/17	$1,933,857	$(61,294)

CNH	5,420,000	Barclays Bank PLC	07/20/17	782,638	(15,820)
CNY	40,663,913	Barclays Bank PLC	07/20/17	5,837,484	(155,481)
CNY	40,663,913	Barclays Bank PLC	10/19/17	5,936,338	(23,959)
EUR	996,359	Barclays Bank PLC	07/20/17	1,102,336	(36,530)
JPY	582,746,225	Barclays Bank PLC	07/20/17	5,337,480	153,078
TWD	103,310,000	Barclays Bank PLC	07/20/17	3,393,889	(3,838)

				22,390,165	(82,550)

CNH	5,420,000	Citibank N.A.	10/19/17	789,685	(3,822)

				$25,113,707	$(147,666)

BlackRock Global Allocation Fund
Contracts to Buy
EUR	1,780,000	Deutsche Bank AG	08/31/17	$2,005,953	$33,027

EUR	1,313,000	Goldman Sachs & Co.	10/12/17	1,494,138	13,395

NOK	4,602,000	Morgan Stanley & Co. LLC	07/27/17	537,761	13,712

EUR	1,780,000	UBS AG	09/14/17	2,008,641	31,889
EUR	1,300,000	UBS AG	10/19/17	1,482,988	10,205

				3,491,629	42,094

				$7,529,481	$102,228

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
BlackRock Global Allocation Fund (Continued)
Contracts to Deliver
AUD	1,796,000	Citibank N.A.	10/12/17		$1,325,951	$(52,737)

AUD	698,000	Deutsche Bank AG	09/29/17		520,917	(14,986)

AUD	1,771,000	Goldman Sachs & Co.	10/12/17		1,306,493	(53,004)

NZD	2,052,000	JP Morgan Chase Bank N.A.	10/19/17		1,410,750	(90,020)

NZD	1,943,000	UBS AG	09/07/17		1,341,428	(80,755)

					$5,905,539	$(291,502)

Cross Currency Forwards
EUR	1,307,000	Deutsche Bank AG	09/26/17	PLN	5,561,463	$(966)

Mid-Cap Value Fund
Contracts to Buy
CAD	29,581	Morgan Stanley & Co. LLC	09/29/17		$22,803	$39

EUR	24,442	UBS AG	09/29/17		28,059	(16)

					$50,862	$23

Contracts to Deliver
JPY	43,228,715	Credit Suisse International	09/29/17		$388,854	$3,065

CAD	1,232,662	Morgan Stanley & Co. LLC	09/29/17		932,682	(19,138)

EUR	495,398	UBS AG	09/29/17		556,500	(11,883)

					$1,878,036	$(27,956)

MSCI EAFE International Index Fund
Contracts to Buy
DKK	489,685	Bank of New York Mellon	09/20/17		$73,974	$1,566
JPY	100,686,492	Bank of New York Mellon	09/20/17		908,483	(10,314)

					982,457	(8,748)

CHF	52,269	Citibank N.A.	09/20/17		54,013	764
EUR	1,673,952	Citibank N.A.	09/20/17		1,879,661	39,942
GBP	760,031	Citibank N.A.	09/20/17		973,266	18,969

					2,906,940	59,675

AUD	587,567	Morgan Stanley & Co. LLC	09/20/17		445,980	5,189
SEK	2,054,062	Morgan Stanley & Co. LLC	09/20/17		236,907	7,966
SGD	120,302	Morgan Stanley & Co. LLC	09/20/17		87,082	404

					769,969	13,559

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
MSCI EAFE International Index Fund (Continued)
Contracts to Buy (Continued)
ILS	195,433	Societe Generale	09/20/17	$55,501	$692

				$4,714,867	$65,178

Contracts to Deliver
AUD	182,412	Goldman Sachs & Co.	09/20/17	$140,000	$(67)

HKD	902,717	Morgan Stanley & Co. LLC	09/20/17	115,974	108

EUR	326,354	Societe Generale	09/20/17	374,000	(246)
GBP	220,005	Societe Generale	09/20/17	286,000	(1,221)

				660,000	(1,467)

				$915,974	$(1,426)

Overseas Fund
Contracts to Buy
EUR	1,763,074	Australia & New Zealand Banking Group	07/24/17	$1,955,830	$59,823
GBP	899,472	Australia & New Zealand Banking Group	07/24/17	1,165,994	6,233
HKD	20,048,619	Australia & New Zealand Banking Group	07/24/17	2,580,875	(11,532)
JPY	114,598,729	Australia & New Zealand Banking Group	07/24/17	1,036,314	(16,618)

				6,739,013	37,906

EUR	1,116,984	BNP Paribas SA	07/24/17	1,250,350	26,654
SEK	10,558,916	BNP Paribas SA	07/24/17	1,217,505	37,143

				2,467,855	63,797

GBP	477,748	Citibank N.A.	07/24/17	611,955	10,664
JPY	108,430,931	Citibank N.A.	07/24/17	974,441	(9,625)
NOK	2,172,236	Citibank N.A.	07/24/17	252,124	8,167

				1,838,520	9,206

AUD	5,857,407	Goldman Sachs & Co.	07/24/17	4,410,540	90,349
DKK	3,947,898	Goldman Sachs & Co.	07/24/17	568,535	38,485

				4,979,075	128,834

EUR	1,258,518	HSBC Bank USA	07/24/17	1,386,903	51,912

SEK	10,533,588	Merrill Lynch International	07/24/17	1,177,319	74,320

GBP	2,180,194	Morgan Stanley & Co. LLC	07/24/17	2,738,795	102,518

GBP	467,800	Royal Bank of Canada	07/24/17	610,932	(1,276)

EUR	666,722	Societe Generale	07/24/17	760,435	1,802
HKD	6,588,176	Societe Generale	07/24/17	846,610	(2,299)

				1,607,045	(497)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date	In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Buy (Continued)
CHF	1,991,539	Standard Chartered Bank	07/24/17	$1,996,571	$82,791

JPY	125,219,921	State Street Bank and Trust Co.	07/24/17	1,130,335	(16,131)

EUR	1,159,526	UBS AG	07/24/17	1,298,160	27,481
GBP	393,290	UBS AG	07/24/17	501,109	11,441

				1,799,269	38,922

				$28,471,632	$572,302

Contracts to Deliver
CHF	2,540,501	Australia & New Zealand Banking Group	07/24/17	$2,611,698	$(40,833)
EUR	8,653,455	Australia & New Zealand Banking Group	07/24/17	9,277,360	(615,795)
GBP	681,538	Australia & New Zealand Banking Group	07/24/17	878,956	(9,250)
JPY	83,337,054	Australia & New Zealand Banking Group	07/24/17	769,423	27,892

				13,537,437	(637,986)

EUR	719,324	Citibank N.A.	07/24/17	799,995	(22,380)
GBP	295,592	Citibank N.A.	07/24/17	381,147	(4,080)

				1,181,142	(26,460)

EUR	1,149,569	Goldman Sachs & Co.	07/24/17	1,269,713	(44,544)
JPY	36,342,960	Goldman Sachs & Co.	07/24/17	326,996	3,617

				1,596,709	(40,927)

AUD	1,217,766	HSBC Bank USA	07/24/17	921,315	(14,429)
NOK	8,153,130	HSBC Bank USA	07/24/17	955,522	(21,438)

				1,876,837	(35,867)

SEK	5,656,542	Morgan Stanley & Co. LLC	07/24/17	650,727	(21,404)

CAD	700,968	Royal Bank of Canada	07/24/17	519,529	(21,203)
GBP	489,691	Royal Bank of Canada	07/24/17	630,995	(7,189)

				1,150,524	(28,392)

EUR	603,330	Societe Generale	07/24/17	679,176	(10,587)
SEK	5,440,288	Societe Generale	07/24/17	629,152	(17,283)

				1,308,328	(27,870)

JPY	128,064,938	Standard Chartered Bank	07/24/17	1,139,087	(432)

CAD	1,608,313	State Street Bank and Trust Co.	07/24/17	1,206,900	(33,763)
CHF	1,975,000	State Street Bank and Trust Co.	09/20/17	1,977,591	(92,150)
EUR	869,661	State Street Bank and Trust Co.	07/24/17	958,704	(35,544)

Notes to Portfolio of Investments (Unaudited) (Continued)

		Counterparty	Settlement Date		In Exchange for	Unrealized Appreciation/ (Depreciation)
Overseas Fund (Continued)
Contracts to Deliver (Continued)
GBP	977,613	State Street Bank and Trust Co.	07/24/17		$1,262,011	$(12,052)
JPY	82,758,165	State Street Bank and Trust Co.	07/24/17		750,549	14,170

					6,155,755	(159,339)

EUR	236,578	UBS AG	07/24/17		265,371	(5,099)

					$28,861,917	$(983,776)

Cross Currency Forwards
GBP	969,994	Royal Bank of Canada	07/24/17	EUR	1,114,693	$(10,252)
SEK	5,351,407	Royal Bank of Canada	07/24/17	GBP	483,917	5,214

						(5,038)

CHF	2,040,670	State Street Bank and Trust Co.	07/24/17	EUR	1,874,745	(12,664)
SEK	5,975,196	State Street Bank and Trust Co.	07/24/17	EUR	613,182	8,967

						(3,697)

						$(8,735)

Equity Asset Fund
Contracts to Buy
JPY	76,067,855	Bank of New York Mellon	09/20/17		$684,079	$(5,519)

CAD	337,579	Citibank N.A.	09/20/17		255,509	5,125
CHF	270,588	Citibank N.A.	09/20/17		279,615	3,953
EUR	875,295	Citibank N.A.	09/20/17		982,858	20,885
GBP	390,092	Citibank N.A.	09/20/17		499,536	9,737

					2,017,518	39,700

					$2,701,597	$34,181

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Offshore Chinese Yuan
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	Taiwan Dollar

Futures Contracts

A Fund may seek to manage a variety of different risks, such as interest rate risk, equity price risk, and currency risk, through the use of futures contracts and related options (see “Foreign Currency Exchange Transactions,” above, for a discussion of the use of futures contracts in connection with currency risk).

Futures Contracts. A Fund may use interest rate futures contracts to adjust the interest rate sensitivity (duration) of its portfolio or the credit exposure of the portfolio. Interest rate futures contracts obligate the long or short holder to take or make delivery of a specified quantity of a financial instrument, such as a specific fixed-income security, during a specified future period at a specified

Notes to Portfolio of Investments (Unaudited) (Continued)

price. A Fund may use index futures to hedge against broad market risks to its portfolio or to gain broad market exposure when it holds uninvested cash or as an inexpensive substitute for cash investments directly in securities or other assets. Securities index futures contracts are contracts to buy or sell units of a securities index at a specified future date at a price agreed upon when the contract is made and are settled in cash. Positions in futures may be closed out only on an exchange or board of trade which provides a secondary market for such futures. Because futures contracts are exchange-traded, they typically have minimal exposure to counterparty risk.

Parties to a futures contract are not required to post the entire notional amount of the contract, but rather a small percentage of that amount (by way of margin), both at the time they enter into futures transactions, and then on a daily basis if their positions decline in value; as a result, futures contracts are highly leveraged. Such payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. Because futures markets are highly leveraged, they can be extremely volatile, and there can be no assurance that the pricing of a futures contract will correlate precisely with the pricing of the asset or index underlying it or the asset or liability of the Fund that is the subject of the hedge. It may not always be possible for a Fund to enter into a closing transaction with respect to a futures contract it has entered into, at a favorable time or price. When a Fund enters into a futures transaction, it is subject to the risk that the value of the futures contract will move in a direction unfavorable to it. When a Fund uses futures contracts for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the transactions, at least in part.

Options on Futures Contracts. If a Fund buys an option on a futures contract, it will have the right to assume a futures contract at a particular price during the course of the option. Its potential loss should generally be limited to the amount of the premium paid and any transaction costs. If a Fund sells an option on a futures contract, it is subject generally to the same risks as if it had entered into a futures contract underlying the option itself.

When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

The Fund(s) listed in the following table had open futures contracts at June 30, 2017:

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Total Return Bond Fund
Futures Contracts — Long
U.S. Treasury Note 2 Year	09/29/17	315	$68,074,454	$(93,230)
U.S. Treasury Note 5 Year	09/29/17	235	27,691,445	(65,500)
90 Day Eurodollar	12/18/17	240	59,115,000	(51,626)

				$(210,356)

Future Contract — Short
90 Day Eurodollar	12/17/18	240	$(58,920,000)	$59,956

Strategic Bond Fund
Futures Contracts — Long
Euro-BTP	09/07/17	46	$7,100,105	$72,760
U.S. Treasury Long Bond	09/20/17	7	1,075,813	(2,210)
U.S. Treasury Note 10 Year	09/20/17	718	90,131,437	(621,865)
U.S. Treasury Ultra Long Bond	09/20/17	45	7,464,375	94,690
U.S. Treasury Note 5 Year	09/29/17	1,218	143,524,172	(418,857)
90 Day Eurodollar	12/17/18	134	32,897,000	103,327

				$(772,155)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Amount	Net Unrealized Appreciation/ (Depreciation)
Strategic Bond Fund (Continued)
Futures Contracts — Short
Euro Bund	09/07/17	240	$(44,371,144)	$775,889
Japanese Government Bond 10 Year	09/12/17	6	(8,007,646)	28,764
90 Day Eurodollar	09/18/17	90	(22,195,125)	(1,305)
Euro FX	09/18/17	5	(716,687)	(8,985)
U.S. Treasury Ultra Long Bond	09/20/17	74	(9,976,125)	110,400
U.S. Treasury Note 2 Year	09/29/17	12	(2,593,313)	3,711
90 Day Eurodollar	12/18/17	173	(42,612,062)	23,013
90 Day Eurodollar	12/16/19	134	(32,814,925)	(126,323)

				$805,164

BlackRock Global Allocation Fund
Futures Contracts — Long
SGX NIFTY 50	07/27/17	50	$951,850	$(3,385)

Futures Contracts — Short
Nikkei Index	09/07/17	(5)	$(445,988)	$(2,631)
Euro Stoxx 50 Index	09/15/17	(6)	(235,123)	7,462
Nasdaq 100 E Mini Index	09/15/17	(12)	(1,356,660)	19,415
Russell 2000 Mini Index	09/15/17	(73)	(5,162,195)	(22,327)
S&P 500 E Mini Index	09/15/17	(6)	(726,270)	5,170

				$7,089

S&P 500 Index Fund
Future Contract — Long
S&P 500 E Mini Index	09/15/17	213	$25,782,585	$(98,907)

Small Company Value Fund
Future Contract — Long
Russell 2000 Mini Index	09/15/17	27	$1,909,305	$(6,553)

S&P Mid Cap Index Fund
Future Contract — Long
S&P Midcap 400 E Mini Index	09/15/17	26	$4,539,860	$(14,952)

Russell 2000 Small Cap Index Fund
Future Contract — Long
Russell 2000 Mini Index	09/15/17	101	$7,142,215	$(17,734)

MSCI EAFE International Index Fund
Futures Contracts — Long
Hang Seng Index	07/28/17	2	$327,700	$(2,237)
Euro Stoxx 50 Index	09/15/17	71	2,782,288	(89,786)
FTSE 100 Index	09/15/17	14	1,320,619	(24,962)
SPI 200 Index	09/21/17	7	759,818	209

				$(116,776)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Expiration Date	Number of Contracts	Notional Contract Value	Net Unrealized Appreciation/ (Depreciation)
Equity Asset Fund
Futures Contracts — Long
Topix Index	09/07/17	1	$143,276	$792
S&P TSX 60 IX	09/14/17	4	548,550	(8,859)
S&P TSX 60 IX	09/14/17	1	137,138	(2,489)
Euro Stoxx 50 Index	09/15/17	6	235,123	(7,084)
Euro Stoxx 50 Index	09/15/17	3	117,561	(2,451)
FTSE 100 Index	09/15/17	2	188,660	(4,504)
Mini MSCI EAFE	09/15/17	49	4,629,520	2,484
Mini MSCI EAFE	09/15/17	5	472,400	(1,149)
Mini MSCI Emerging Market	09/15/17	41	2,067,015	(6,319)
Russell 2000 Mini Index	09/15/17	1	70,715	919
Russell 2000 Mini Index	09/15/17	18	1,272,870	(4,089)
S&P 500 E Mini Index	09/15/17	21	2,541,945	(10,333)
S&P 500 E Mini Index	09/15/17	21	2,541,945	(14,765)
S&P 500 E Mini Index	09/15/17	10	1,210,450	(4,047)
S&P 500 E Mini Index	09/15/17	3	363,135	(1,417)
S&P Midcap 400 E Mini Index	09/15/17	14	2,444,540	(6,178)

				$(69,489)

Swap Agreements

Swap agreements are typically two-party contracts entered into primarily by institutional investors. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” (i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or in a “basket” of securities representing a particular index).

Interest Rate Swaps. When a Fund enters into an interest rate swap, it typically agrees to make payments to its counterparty based on a specified long- or short-term interest rate, and will receive payments from its counterparty based on another interest rate. Other forms of interest rate swap agreements include interest rate caps, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a specified payment stream, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. A Fund may enter into an interest rate swap in order, for example, to hedge against the effect of interest rate changes on the value of specific securities in its portfolio, or to adjust the interest rate sensitivity (duration) or the credit exposure of its portfolio overall, or otherwise as a substitute for a direct investment in debt securities.

Total Return Swaps. A Fund also may enter into total return swaps. In a total return swap, one party typically agrees to pay to the other a short-term interest rate in return for a payment at one or more times in the future based on the increase in the value of an underlying security or other asset, or index of securities or assets; if the underlying security, asset, or index declines in value, the party that pays the short-term interest rate must also pay to its counterparty a payment based on the amount of the decline. A Fund may take either side of such a swap, and so may take a long or short position in the underlying security, asset, or index. A Fund may enter into a total return swap to hedge against an exposure in its portfolio — such as interest rate risk (including to adjust the duration or credit quality of a Fund’s bond portfolio), equity risk, or credit risk — or generally to put cash to work efficiently in the markets in anticipation of, or as a replacement for, cash investments. A Fund may also enter into a total return swap to gain exposure to securities or markets in which it might not be able to invest directly (in so-called market access transactions).

Notes to Portfolio of Investments (Unaudited) (Continued)

Credit Default Swaps. A Fund also may enter into credit default swap transactions, as a “buyer” or “seller” of credit protection. In a credit default swap, one party provides what is in effect insurance against a default or other adverse credit event affecting an issuer of debt securities (typically referred to as a “reference entity”). In general, the buyer of credit protection is obligated to pay the protection seller an upfront amount or a periodic stream of payments over the term of the swap. If a “credit event” occurs, the buyer has the right to deliver to the seller bonds or other obligations of the reference entity (with a value up to the full notional value of the swap), and to receive a payment equal to the par value of the bonds or other obligations. Credit events that would trigger a request that the seller make payment are specific to each credit default swap agreement, but generally include bankruptcy, failure to pay, restructuring, acceleration, default, or repudiation/moratorium. When a Fund buys protection, it may or may not own securities of the reference entity. If it does own securities of the reference entity, the swap serves as a hedge against a decline in the value of the securities due to the occurrence of a credit event involving the issuer of the securities. If the Fund does not own securities of the reference entity, the credit default swap may be seen to create a short position in the reference entity. If a Fund is a buyer and no credit event occurs, the Fund will typically recover nothing under the swap, but will have had to pay the required upfront payment or stream of continuing payments under the swap. When a Fund sells protection under a credit default swap, the position may have the effect of creating leverage in the Fund’s portfolio through the Fund’s indirect long exposure to the issuer or securities on which the swap is written. When a Fund sells protection, it may do so either to earn additional income or to create a “synthetic” long position.

Whenever a Fund enters into a swap agreement, it takes on counterparty risk — the risk that its counterparty will be unable or unwilling to meet its obligations under the swap agreement. The Fund also takes the risk that the market will move against its position in the swap agreement. In the case of an interest rate swap, the value of the swap may increase or decrease depending on changes in interest rates. In the case of a total return swap, the swap will change in value depending on the change in value of the asset or index on which the swap is written. In the case of a credit default swap, the swap will become more or less valuable depending on the credit of the issuer of the underlying security, and, if a credit event occurs under a swap where the Fund is the seller of credit protection, the Fund could be required to purchase the security at par value, resulting in a significant loss to the Fund. When the Fund enters into any type of swap for hedging purposes, it is likely that the Fund will have an asset or liability that will offset any loss (or gain) on the swap, at least in part. Swap agreements may be non-transferable or otherwise highly illiquid, and a Fund may not be able to terminate or transfer a swap agreement at any particular time or at an acceptable price.

Swaptions. A Fund may also enter into options on swap agreements (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation) to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. A Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund will generally incur a greater degree of risk when it writes a swaption than it will incur when it purchases a swaption. When a Fund purchases a swaption, it risks losing only the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a Fund writes a swaption, upon exercise of the option the Fund will become obligated according to the terms of the underlying agreement. A Fund may enter into swaptions for the same purposes as swaps. For information regarding the accounting treatment of options, see “Options, Rights, and Warrants” below.

Centrally Cleared Swaps. Certain clearinghouses currently offer clearing for limited types of derivatives transactions, principally certain interest rate swaps, certain index swaps, and credit derivatives. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty, and performance of the transaction is effectively guaranteed by a central clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of its original counterparty. The Fund will be required to post amounts (“initial margin”) with the clearinghouse or at the instruction of the clearinghouse. The initial margin required by a clearinghouse may be greater than the initial margin the Fund would be required to post in an uncleared transaction. If cash is deposited as the initial margin, it is shown as collateral on a Fund’s Statement of Assets and Liabilities. Swap agreements are marked-to-market daily and subsequent payments (“variation margin”) are made or received by a Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on a Fund’s Statement of Assets and Liabilities (“Variation margin on open derivative instruments”) and as a component of net change in unrealized appreciation (depreciation) on a Fund’s Statement of Operations. Only a limited number of transaction types are currently eligible for clearing.

During the term of a swap transaction, changes in the value of the swap are recognized as unrealized gains or losses by marking to market to reflect the market value of the swap. When the swap is terminated, a Fund will record a realized gain or loss equal to the

Notes to Portfolio of Investments (Unaudited) (Continued)

difference, if any, between the proceeds from (or cost of) the closing transaction and a Fund’s basis in the agreement. Upfront swap premium payments paid or received by a Fund, if any, are recorded within the value of the open swap agreement on the Fund’s Statement of Assets and Liabilities and represent payments paid or received upon entering into the swap agreement to compensate for differences between stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, and other relevant factors). These upfront payments are recorded as realized gain or loss on the Fund’s Statement of Operations upon termination or maturity of the swap agreement.

During the term of a swap transaction, the periodic net payments can be made for a set period of time or may be triggered by a predetermined credit event. The net periodic payments may be based on a fixed or variable interest rate, the change in market value of a specified security, basket of securities or index, or the return generated by a security.

The Fund(s) listed in the following table had open swap transactions at June 30, 2017. A Fund’s current exposure to a counterparty is the fair value of the transaction.

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
Total Return Bond Fund*
Interest Rate Swaps
Centrally Cleared Swaps
	USD	4,755,000	6/30/19	Fixed 1.602%	3-Month USD-LIBOR-BBA	$3,673	$-	$3,673

Strategic Bond Fund**
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	3,230,000	6/20/22	5.000%	CDX.NA.HY.28†	$22,272	$(243,797)	$(221,525)

Credit Default Swaps — Sell Protection††
Centrally Cleared Swaps
	USD	8,980,000	6/20/22	1.000%	CDX.NA.IG.28† (Rating: BBB+)+	$(900)	$167,657	$166,757
	USD	6,000,000	12/20/21	1.000%	CDX.NA.HY.27† (Rating:AAA)+	26,219	97,366	123,585

						25,319	265,023	290,342

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Interest Rate Swaps
Centrally Cleared Swaps
	USD	5,030,000	6/13/21	Fixed 1.185%	3-Month USD-LIBOR	$(127,778)	$-	$(127,778)
	USD	5,020,000	6/13/26	Fixed 1.580%	3-Month USD-LIBOR	272,275	709	272,984
	USD	10,400,000	8/31/22	Fixed 1.897%	3-Month USD-LIBOR	35,841	-	35,841
	USD	16,244,000	11/30/22	Fixed 1.900%	3-Month USD-LIBOR	77,917	-	77,917
	USD	12,160,000	5/15/23	Fixed 1.266%	3-Month USD-LIBOR	513,770	4,729	518,499

						772,025	5,438	777,463

Counterparty	Currency	Notional Amount	Expiration Date	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
BlackRock Global Allocation Fund***
Credit Default Swaps — Buy Protection
Centrally Cleared Swaps
	USD	190,347	6/20/22	5.000%	CDX.NA.HY.28. V1†	$1,173	$(14,228)	$(13,055)
	USD	254,794	12/20/21	5.000%	CDX.NA.HY.27.V2†	(1,235)	(17,807)	(19,042)

						(62)	(32,035)	(32,097)

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
BlackRock Global Allocation Fund*** (Continued)
Interest Rate Swaps
Centrally Cleared Swaps
	EUR	765,512	4/09/21	Fixed 0.016%	6-Month EURIBOR	$-	$-	$-
	EUR	6,478,731	3/07/23	Fixed 0.415%	6-Month EURIBOR	12,968	-	12,968
	EUR	2,564,777	8/15/26	Fixed 0.373%	6-Month EURIBOR	-	-	-
	EUR	2,500,805	8/15/26	Fixed 0.373%	6-Month EURIBOR	110,419	51	110,470
	USD	7,320,599	3/07/23	Fixed 2.403%	3-Month USD-LIBOR-BBA	102,158	-	102,158
	USD	9,708,744	4/19/27	Fixed 3.027%	3-Month USD-LIBOR-BBA	(157,556)	-	(157,556)

						67,989	51	68,040

Total Return Swaps
BNP Paribas SA	EUR	1,400	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	20,627	-	20,627
BNP Paribas SA	EUR	2,300	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	22,920	-	22,920
BNP Paribas SA	EUR	1,500	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	15,762	-	15,762
BNP Paribas SA	EUR	900	12/20/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	19,736	-	19,736
BNP Paribas SA	EUR	1,900	12/20/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	40,364	-	40,364
BNP Paribas SA	EUR	1,700	12/20/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	34,950	-	34,950
BNP Paribas SA	EUR	1,400	12/27/19	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	27,183	-	27,183
BNP Paribas SA	EUR	1,000	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	22,158	-	22,158
BNP Paribas SA	EUR	500	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	11,022	-	11,022
BNP Paribas SA	EUR	500	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	11,136	-	11,136
BNP Paribas SA	EUR	400	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	9,000	-	9,000
BNP Paribas SA	EUR	500	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	10,679	-	10,679
BNP Paribas SA	EUR	1,600	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	34,173	-	34,173
BNP Paribas SA	EUR	1,400	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	14,071	-	14,071
BNP Paribas SA	EUR	700	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(1,200)	-	(1,200)
BNP Paribas SA	EUR	700	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	3,678	-	3,678

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
BlackRock Global Allocation Fund*** (Continued)
Total Return Swaps (Continued)
BNP Paribas SA	EUR	700	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	$6,476	$-	$6,476
BNP Paribas SA	EUR	700	12/16/22	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(1,840)	-	(1,840)
BNP Paribas SA	EUR	800	12/21/22	Notional amount at expiration date × Strike Price	Gross dividends on Euro STOXX 50 Index x notional amount	(366)	-	(366)
BNP Paribas SA	JPY	90,000	4/02/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	27,998	-	27,998
BNP Paribas SA	JPY	90,000	4/02/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	25,406	-	25,406
BNP Paribas SA	JPY	50,000	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	20,627	-	20,627
BNP Paribas SA	JPY	40,000	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	19,435	-	19,435
BNP Paribas SA	JPY	90,000	3/29/19	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	45,210	-	45,210
BNP Paribas SA	JPY	70,000	3/21/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	51,034	-	51,034
BNP Paribas SA	JPY	60,000	3/31/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	38,942	-	38,942
BNP Paribas SA	JPY	50,000	3/31/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	32,185	-	32,185
BNP Paribas SA	JPY	30,000	3/31/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	11,643	-	11,643
BNP Paribas SA	JPY	10,000	3/31/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	3,414	-	3,414
BNP Paribas SA	JPY	10,000	3/31/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	3,636	-	3,636
BNP Paribas SA	JPY	20,000	4/01/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	870	-	870
BNP Paribas SA	JPY	60,000	4/01/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	20,485	-	20,485
BNP Paribas SA	JPY	30,000	3/31/22	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	8,749	-	8,749
BNP Paribas SA	JPY	20,000	4/01/22	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	5,655	-	5,655
BNP Paribas SA	JPY	20,000	4/01/22	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	1,571	(806)	765

Notes to Portfolio of Investments (Unaudited) (Continued)

Counterparty	Currency	Notional Amount	Expiration Date	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium (Received) Paid	Value
BlackRock Global Allocation Fund*** (Continued)
Total Return Swaps (Continued)
BNP Paribas SA	JPY	60,000	4/01/22	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	$19,898	$-	$19,898
BNP Paribas SA	JPY	20,000	4/03/23	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	2,436	-	2,436
BNP Paribas SA	USD	8,000	12/21/18	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	43,600	-	43,600
Goldman Sachs International	USD	3,250	12/18/20	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	22,506	-	22,506
BNP Paribas SA	USD	4,000	12/17/21	Notional amount at expiration date × Strike Price	Gross dividends on NIKKEI 225 Index x notional amount	32,000	-	32,000

						737,829	(806)	737,023

Deliver	Receive		Expiration Date	Counterparty	(Buy)/Sell	Payments Made by Fund	Payments Received by Fund	Unrealized Appreciation (Depreciation)	Premium Received (Paid)	Value
Currency Swaps
OTC Swaps
188,550,005	1,672,043	USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.96%	$12,163	$-	$12,163
124,400,006	1,111,614	USD	3/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 1.84%	15,228	-	15,228
384,149,987	3,740,553	USD	10/15/18	Bank of America N.A.	Sell	Notional Amount x 0.10%	Notional Amount x 2.01%	371,825	(317)	371,508

								399,216	(317)	398,899

EUR	Euro
JPY	Japanese Yen
USD	U.S. Dollar

*	Collateral for swap agreements held by Citibank N.A. amounted to $21,182 in cash at June 30, 2017.
**	Collateral for swap agreements held by Goldman Sachs International amounted to $411,033 in cash at June 30, 2017.
***	Collateral for swap agreements held by Citibank N.A. amounted to $277,880 in cash at June 30, 2017. A portion of the cash collateral received from Bank of America N.A., BNP Paribas SA, and Goldman Sachs International, in the amounts of $300,000, $520,000, and $1,000,000, respectively, was related to swap agreements at June 30, 2017.
+	Rating is determined by Western Asset Management Company and represents a weighted average of the ratings of all securities included in the underlying index for the credit default swap. Ratings used in the weighted average are from Moody’s Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.
††	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings or Western Asset Management Company’s rating category, as applicable. The reference entity rating represents the likelihood of a potential payment by the Fund if the referenced entity experiences a credit event as of period end. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Notes to Portfolio of Investments (Unaudited) (Continued)

Options, Rights, and Warrants

A Fund may purchase and sell put and call options on securities or an index of securities to enhance investment performance or to protect against changes in market prices. A Fund that invests in debt securities may also purchase and sell put and call options to adjust the interest rate sensitivity of its portfolio or the credit exposure of the portfolio.

Call Options. A call option gives the holder the right to purchase, and obligates the writer to sell, a security at the strike price at any time before the expiration date.

Put Options. A put option gives the holder the right to sell, and obligates the writer to buy, a security at the exercise price at any time before the expiration date.

Writing put and call options. A Fund may write call options on a security it owns, in a “directional” strategy hoping to realize a greater current return through the receipt of premiums. In return for the option premium, the Fund takes the risk that it will have to forego any increase in the value of the security over the strike price. When a Fund has written a call option on a security it does not own, its exposure on such an option is theoretically unlimited. A Fund may enter into closing purchase transactions in order to realize a profit or limit a loss on a previously written call option or, in the case of a call option on a security it owns, to free itself to sell the underlying security or to write another call on the security, or protect a security from being called in an unexpected market rise. Any profits from a closing purchase transaction in the case of a call option on a security a Fund owns may be offset by a decline in the value of the underlying security. Conversely, because increases in the market price of a call option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction relating to a call option on a security a Fund owns is likely to be offset in whole or in part by unrealized appreciation of the underlying security owned by the Fund. A Fund may not be able to close out a call option that it has previously written. A Fund may write put options in order to enhance its current return by taking a long directional position as to a security or index of securities. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then current market value, resulting in a potential capital loss unless the security later appreciates in value. A Fund may terminate a put option that it has written before it expires by entering into a closing purchase transaction. Any loss from this transaction may be partially or entirely offset by the premium received on the terminated option. A Fund may not be able to close out a put option that it has previously written.

When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against the amount paid on the underlying investment to determine the realized gain or loss.

Purchasing put and call options. A Fund may purchase put options to protect portfolio holdings against a decline in market value of a security or securities held by it. A Fund may also purchase a put option hoping to profit from an anticipated decline in the value of the underlying security. If the Fund holds the security underlying the option, the option premium and any transaction costs will reduce any profit the Fund might have realized had it sold the underlying security instead of buying the put option. A Fund may purchase call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. A Fund may also purchase a call option as a long directional investment hoping to profit from an anticipated increase in the value of the underlying security. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.

When a Fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the Fund exercises the option or enters into a closing sale transaction before the option’s expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the Fund will lose part or all of its investment in the option. This contrasts with an investment by a Fund in the underlying security, since the Fund will not realize a loss if the security’s price does not change. Premiums paid for purchasing options that expire are treated as realized losses.

Notes to Portfolio of Investments (Unaudited) (Continued)

Exchange Traded Options. Exchange traded options purchased or sold by a Fund may be traded on a securities or options exchange or market. Such options typically have minimal exposure to counterparty risk. However, an exchange or market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. If an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price.

OTC Options. OTC options purchased or sold by a Fund are not traded on securities or options exchanges or backed by clearinghouses. Rather, they are entered into directly between a Fund and the counterparty to the option. In the case of an OTC option purchased by the Fund, the value of the option to the Fund will depend on the willingness and ability of the option writer to perform its obligations to the Fund. In addition, OTC options may not be transferable and there may be little or no secondary market for them, so they may be considered illiquid. It may not be possible to enter into closing transactions with respect to OTC options or otherwise to terminate such options, and as a result a Fund may be required to remain obligated on an unfavorable OTC option until its expiration. OTC options are valued using prices supplied by a primary pricing source, selected pursuant to procedures approved by the Trustees.

Rights and Warrants. A Fund may purchase or hold warrants or rights in order to gain exposure to the underlying security without owning the security, including, for example, cases where the Fund hopes to lock in the price today of a security it may wish to purchase in the future. Warrants generally give the holder the right, but not the obligation, to buy a security at a stated price. In order for a warrant to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover any premium and transaction costs. Rights may similarly confer on the holder the right to purchase or acquire securities, including through participation in a so-called rights offering. Bonds may be issued with warrants or other rights attached to purchase or acquire equity or other debt securities, typically of the bond issuer. The market prices of bonds with warrants or rights attached to purchase equity securities or bonds may, to some degree, reflect changes in the values of the underlying securities.

When a Fund purchases or otherwise acquires warrants or other rights, it runs the risk that it will lose its entire investment in the warrants or rights, unless the Fund exercises the warrant or right, acquires the underlying securities, or enters into a closing transaction before expiration. If the price of the underlying security does not rise to an extent sufficient to cover any premium and transaction costs, the Fund will lose part or all of its investment. Any premiums or purchase price paid for warrants or other rights that expire are treated as realized losses. Warrants and similar rights differ from options in that they are typically written by the issuer of the security underlying the warrant or right. Although some warrants and rights may be non-transferable, others may be traded over-the-counter or on an exchange.

The Fund(s) listed in the following table had open written option contracts at June 30, 2017. A Fund’s current exposure to a counterparty is the fair value of the contract.

OTC Counterparty	Units	Expiration Date	Description	Premiums Received	Value
Strategic Bond Fund
	146	7/21/17	U.S. Treasury Bond Future Put, Strike 149.00	$97,776	$31,938
	146	7/21/17	U.S. Treasury Bond Future Call, Strike 157.00	61,119	31,938
	159	8/25/17	U.S. Treasury Bond Future Call, Strike 160.00	136,702	39,750
	329	7/21/17	U.S. Treasury Note 10 Year Future Call, Strike 129.00	45,196	5,140
	440	8/25/17	U.S. Treasury Note 10 Year Future Call, Strike 129.00	80,492	27,500

				$421,285	$136,266

BlackRock Global Allocation Fund
	15,919	11/17/17	SPDR Gold Shares, Put, Strike 103.00	$10,825	$4,476
	15,919	11/17/17	SPDR Gold Shares, Call, Strike 137.00	17,033	6,671
	6	9/15/17	Wynn Resorts Ltd., Put, Strike 125.00	2,234	2,850

Notes to Portfolio of Investments (Unaudited) (Continued)

OTC Counterparty	Units		Expiration Date	Description	Premiums Received	Value
BlackRock Global Allocation Fund (Continued)
Bank of America N.A.	7,541,356	*	9/05/17	Interest Rate Swaption USD 10 Year, Call, Strike 1.81	$19,230	$5,380
Bank of America N.A.	7,541,356	*	9/05/17	Interest Rate Swaption USD 10 Year, Put, Strike 2.51	16,214	21,863
Bank of America N.A.	7,549,014	*	10/16/17	Interest Rate Swaption USD 10 Year, Call, Strike 1.85	31,706	15,170
Bank of America N.A.	7,549,014	*	10/16/17	Interest Rate Swaption USD 10 Year, Put, Strike 2.42	33,971	63,811
BNP Paribas SA	1,866,000		10/27/17	USD Put BRL Call, Put, Strike 3.00	16,701	1,859
BNP Paribas SA	3,732,000		10/27/17	USD Call BRL Put, Call, Strike 3.55	67,810	55,226
Deutsche Bank AG	190		9/21/18	Euro STOXX 50 Index, Put, Strike 2,586.07	69,380	12,687
Deutsche Bank AG	1,865,588		8/24/17	USD Call ZAR Put, Call, Strike 13.95	23,320	15,609
Goldman Sachs & Co.	90,155		7/14/17	Topix Index, Put, Strike 1,475.00	29,895	638
Goldman Sachs & Co.	8,047,184	*	5/02/18	Interest Rate Swaption USD 5 Year, Put, Strike 2.50	59,886	40,519
Goldman Sachs & Co.	9,056,710	*	11/02/17	Interest Rate Swaption USD 5 Year, Put, Strike 2.70	36,000	59,811
Goldman Sachs & Co.	14,791,366	*	10/03/17	Interest Rate Swaption USD 5 Year, Put, Strike 0.76	20,126	6,469
JPMorgan Chase Bank N.A.	12,918		10/20/17	SPDR Gold Shares, Put, Strike 105.00	10,980	2,893
JPMorgan Chase Bank N.A.	12,918		10/20/17	SPDR Gold Shares, Call, Strike 146.00	7,105	1,532
JPMorgan Chase Bank N.A.	7,240,942		8/21/17	GBP Call USD Put, Call, Strike 1.34	58,238	23,087
Morgan Stanley & Co.	18,561		9/15/17	ETFS Gold Trust, Call, Strike 140.00	15,784	2,784
Morgan Stanley & Co.	20,675		9/29/17	SPDR Gold Shares, Put, Strike 105.00	34,054	2,895
Morgan Stanley & Co.	15,164		12/15/17	SPDR Gold Shares, Call, Strike 137.00	7,644	7,430
Societe Generale	184,635		8/10/17	Topix Index, Call, Strike 1,700.00	8,173	2,843
UBS AG	49,917		1/18/19	BP PLC, Put, Strike 25.00	55,907	47,671
UBS AG	15,828		1/18/19	Chevron Corp., Put, Strike 80.00	51,441	51,045
UBS AG	25,986		1/18/19	ConocoPhillips, Put, Strike 35.00	56,480	59,378
UBS AG	3,712,065		9/08/17	EUR Put USD Call, Put, Strike 1.07	26,171	1,076
UBS AG	10,761		1/18/19	Exxon Mobil Corp., Put, Strike 60.00	17,218	18,670
UBS AG	23,126		1/18/19	Occidental Petroleum Corp., Put, Strike 45.00	50,877	50,646
UBS AG	28,493		1/18/19	Royal Dutch Shell PLC, Put, Strike 40.00	59,835	41,315
UBS AG	15,577		1/18/19	Siberian Energy Group, Inc., Put, Strike 60.00	50,625	77,496
UBS AG	33,608		1/18/19	Suncor Energy Inc., Put, Strike 25.00	65,031	70,073
UBS AG	122,746		9/08/17	Topix Index, Call, Strike 1,750.00	13,433	1,678
UBS AG	34,322		1/18/19	Total SA, Put, Strike 40.00	77,225	67,786

					$1,120,552	$843,337

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
USD	U.S. Dollar
ZAR	South African Rand
*	Notional amount.

Transactions in written option contracts during the period ended June 30, 2017, were as follows:

	Number of Contracts	Premiums Received
Strategic Bond Fund
Options outstanding at September 30, 2016	277	$63,944
Options written	14,966,855	2,160,996
Options terminated in closing purchase transactions	(5,894,010)	(1,162,337)
Options expired	(9,071,621)	(573,950)
Options exercised	(281)	(67,368)

Options outstanding at June 30, 2017	1,220	$421,285

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Contracts	Premiums Received
BlackRock Global Allocation Fund
Options outstanding at September 30, 2016	75,908,659	$1,392,888
Options written	501,737,036	3,519,353
Options terminated in closing purchase transactions	(415,672,272)	(2,544,349)
Options expired	(78,963,183)	(1,114,097)
Options exercised	(1,770,221)	(133,243)

Options outstanding at June 30, 2017	81,240,019	$1,120,552

Inflation-Indexed Bonds

The Funds may invest in inflation-indexed bonds, which are fixed income securities whose principal value or coupon is periodically adjusted according to the rate of inflation, as measured by the Consumer Price Index for All Urban Consumers (“CPI-U”) (for U.S. Treasury inflation-indexed bonds) or, generally, by a comparable inflation index calculated by the foreign government issuing the inflation-indexed bonds.

If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed, and will fluctuate. The Funds may also invest in other inflation related bonds which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. Any adjustments to the principal amount of an inflation-indexed bond due to inflation will be reflected as increases or decreases to interest income. Such adjustments may have a significant impact on the Fund’s distributions.

The value of inflation-indexed bonds is generally based on changes in real interest rates, which in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. While the values of these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. There can be no assurance that the CPI-U or any foreign inflation index will accurately measure the real rate of inflation, or that the rate of inflation in a foreign country will correlate to the rate of inflation in the United States. Additionally, if interest rates rise due to reasons other than inflation, investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.

Bank Loans

Certain of the Funds may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. A Fund may invest in a loan by lending money to a borrower directly as part of a syndicate of lenders. In a syndicated loan, the agent that originated and structured the loan typically administers and enforces the loan on behalf of the syndicate. Failure by the agent to fulfill its obligations may delay or adversely affect receipt of payment by a Fund. A Fund may also invest in loans through novations, assignments, and participation interests. In a novation, a Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When a Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If a Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, a Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, a Fund assumes the credit risk of both the

Notes to Portfolio of Investments (Unaudited) (Continued)

borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party.

Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults. The value of any collateral securing a bank loan may decline after the Fund invests, and there is a risk that the value of the collateral may not be sufficient to cover the amount owed to the Fund.

At June 30, 2017, the Funds had no unfunded loan commitments.

Short Sales

A short sale is a transaction in which a Fund sells a security it does not own in anticipation that the market price of that security will decline. When a Fund makes a short sale on a security, it must borrow the security sold short and deliver it to a broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon the conclusion of the sale.

A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any accrued interest and dividends on such borrowed securities. If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, a Fund will incur a loss, which could be unlimited, in cases where a Fund is unable for whatever reason to close out its short position; conversely, if the price declines, a Fund will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely impacted by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker-dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. A Fund, through its custodian, takes possession of the securities collateralizing the repurchase agreement in a segregated account. Repurchase agreements must be fully collateralized at all times, but involve some risk to a Fund if the other party should default on its obligation and the Fund is delayed or prevented from recovering the collateral, or if the Fund is required to return collateral to a borrower at a time when it may realize a loss on the investment of that collateral.

When-Issued, Delayed-Delivery, Forward Commitment, and To-Be-Announced Transactions

A Fund may enter into when-issued, delayed-delivery, forward commitment, or to-be-announced (“TBA”) transactions (collectively, the “Forward Transactions”) in order to lock in the purchase price of the underlying security, or in order to adjust the interest rate exposure of the Fund’s existing portfolio. In Forward Transactions, a Fund commits to purchase or sell particular securities, with payment and delivery to take place at a future date. In the case of TBA purchase commitments, the unit price and the estimated principal amount are established when the Fund enters into a commitment, with the actual principal amount being within a specified range of the estimate. Although a Fund does not typically pay for the securities in these types of transactions until they are delivered, it immediately assumes the risks of ownership, including the risk of price fluctuation. As a result, each of these types of transactions may create investment leverage in a Fund’s portfolio and increase the volatility of the Fund. If a Fund’s counterparty fails to deliver a security purchased in a Forward Transaction, there may be a loss, and the Fund may have missed an opportunity to make an alternative investment.

These securities are valued on the basis of valuations furnished by a pricing service, selected pursuant to procedures approved by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Securities for which no market quotation is available are valued at fair value in accordance with procedures approved by the Trustees. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the values of these securities. When a Forward Transaction is closed, the Funds record a realized gain or loss equal to the difference between the value of the transaction at the time it was opened and the value of the transaction at the time it was closed.

Notes to Portfolio of Investments (Unaudited) (Continued)

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“agent”). The Lending Agreement authorizes the agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash or securities adjusted daily to have market value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2017, the Funds’ collateral was equal to or greater than 100% of the market value of securities on loan.

Security loans can be terminated at the discretion of either the lending agent or the Fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. For all Funds, all securities on loan are classified as common stock in the Fund’s Portfolio of Investments at June 30, 2017.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country’s tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds determine the classification of distributions received as return of capital distributions or capital gain distributions.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Allocation of Operating Activity

In maintaining the records for the Funds, the income and expense accounts are allocated daily to each class of shares. Investment income and loss, and unrealized and realized gains or losses are prorated among the classes of shares based on the relative net

Notes to Portfolio of Investments (Unaudited) (Continued)

assets of each. Expenses are allocated to each class of shares depending on the nature of the expenditures. Administration and service fees, if any, which are directly attributable to a class of shares, are charged to that class’s operations. Expenses of a Fund not directly attributable to the operations of any specific class of shares of the Fund are prorated among the classes to which the expense relates based on relative net assets.

In addition, the MM RetireSMART Conservative Fund, MM RetireSMART Moderate Fund, MM RetireSMART Moderate Growth Fund, MM RetireSMART Growth Fund, MM RetireSMART In Retirement Fund, MM RetireSMART 2010 Fund, MM RetireSMART 2015 Fund, MM RetireSMART 2020 Fund, MM RetireSMART 2025 Fund, MM RetireSMART 2030 Fund, MM RetireSMART 2035 Fund, MM RetireSMART 2040 Fund, MM RetireSMART 2045 Fund, MM RetireSMART 2050 Fund, MM RetireSMART 2055 Fund, and MM RetireSMART 2060 Fund will also incur certain fees and expenses indirectly as a shareholder in the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and each Fund may own different proportions of Underlying Funds at different times, the amount of fees and expenses indirectly incurred by each Fund will vary.

Foreign Securities

The BlackRock Global Allocation Fund and the Equity Asset Fund invest a significant amount of their assets and each of the MSCI EAFE International Index Fund, and Overseas Fund invests substantially all of its assets in foreign securities. The other Funds and certain Underlying Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, and diplomatic risks. In addition, fluctuations in currency exchange rates may adversely affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, and greater volatility in currency exchange rates.

Federal Income Tax

It is each Fund’s intent to continue to comply with the provisions of subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

The Subsidiary is classified as a controlled foreign corporation under the Code. Therefore, the BlackRock Global Allocation Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net losses of the Subsidiary cannot be deducted by the BlackRock Global Allocation Fund in the current period nor carried forward to offset taxable income in future periods.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3.	Federal Income Tax Information

At June 30, 2017, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Total Return Bond Fund	$1,048,683,305	$14,964,291	$(10,302,707)	$4,661,584
Strategic Bond Fund	499,589,950	10,476,774	(5,096,678)	5,380,096
BlackRock Global Allocation Fund	557,042,611	51,884,785	(18,995,101)	32,889,684
Diversified Value Fund	312,245,014	82,518,078	(3,942,145)	78,575,933
Fundamental Value Fund	948,409,605	357,246,175	(43,337,891)	313,908,284
Large Cap Value Fund	160,861,550	32,766,621	(10,296,652)	22,469,969
S&P 500 Index Fund	1,995,879,115	1,456,191,404	(45,007,405)	1,411,183,999
Equity Opportunities Fund	692,645,147	37,869,441	(8,920,690)	28,948,751
Fundamental Growth Fund	113,502,233	23,570,377	(1,700,037)	21,870,340
Blue Chip Growth Fund	1,484,007,590	582,373,202	(17,209,647)	565,163,555
Growth Opportunities Fund	604,940,715	222,505,827	(24,324,161)	198,181,666
Mid-Cap Value Fund	92,763,418	10,937,055	(2,890,134)	8,046,921
Small Cap Value Equity Fund	145,692,759	45,937,069	(8,639,004)	37,298,065
Small Company Value Fund	229,222,825	45,218,167	(7,713,538)	37,504,629
S&P Mid Cap Index Fund	469,863,412	53,461,371	(14,058,804)	39,402,567
Russell 2000 Small Cap Index Fund	277,109,278	39,691,806	(12,343,871)	27,347,935
Mid Cap Growth Fund	3,919,387,212	914,406,909	(38,635,562)	875,771,347
Small Cap Growth Equity Fund	555,289,340	87,409,032	(10,324,252)	77,084,780
MSCI EAFE International Index Fund	189,221,431	22,773,910	(5,860,872)	16,913,038
Overseas Fund	569,587,403	98,071,091	(13,908,021)	84,163,070
MM RetireSMART Conservative Fund	200,662,368	6,500,372	(1,830,824)	4,669,548
MM RetireSMART Moderate Fund	297,881,877	18,002,643	(1,966,497)	16,036,146
MM RetireSMART Moderate Growth Fund	240,494,733	19,776,449	(696,554)	19,079,895
MM RetireSMART Growth Fund	98,092,541	8,864,564	(180,108)	8,684,456
MM RetireSMART In Retirement Fund	82,540,349	3,064,273	(529,470)	2,534,803
MM RetireSMART 2010 Fund	65,160,498	2,905,193	(419,302)	2,485,891
MM RetireSMART 2015 Fund	83,833,437	4,311,204	(463,973)	3,847,231
MM RetireSMART 2020 Fund	465,808,199	30,287,729	(2,240,461)	28,047,268
MM RetireSMART 2025 Fund	244,032,480	19,957,051	(783,835)	19,173,216
MM RetireSMART 2030 Fund	509,013,418	42,639,360	(1,443,674)	41,195,686
MM RetireSMART 2035 Fund	184,226,278	16,978,978	(458,331)	16,520,647
MM RetireSMART 2040 Fund	300,293,069	27,518,870	(720,372)	26,798,498
MM RetireSMART 2045 Fund	107,188,086	10,274,030	(243,729)	10,030,301
MM RetireSMART 2050 Fund	150,837,633	14,942,371	(303,442)	14,638,929
MM RetireSMART 2055 Fund	34,791,476	3,098,872	(55,538)	3,043,334
MM RetireSMART 2060 Fund	10,718,619	879,129	(36,953)	842,176
Bond and Income Asset Fund	257,718,507	1,394,828	(5,576,300)	(4,181,472)
Equity Asset Fund	1,030,172,887	121,818,902	(27,834,356)	93,984,546

Notes to Portfolio of Investments (Unaudited) (Continued)

4.	Investment in Affiliated Issuers

A summary of the Funds’ transactions in the securities of affiliated issuers during the period ended June 30, 2017, was as follows:

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART Conservative Fund
Barings Global Floating Rate Fund, Class Y*	155,256	169,862	62,192	262,926	$2,513,568	$51,560	$-	$17,789
MassMutual Premier Core Bond Fund, Class I	3,009,791	710,263	864,846	2,855,208	31,178,870	944,810	-	(336,889)
MassMutual Premier Disciplined Growth Fund, Class I	291,263	109,661	108,718	292,206	3,591,206	52,696	251,068	(24,981)
MassMutual Premier Disciplined Value Fund, Class I	214,182	69,640	81,143	202,679	3,455,670	117,271	124,406	43,950
MassMutual Premier High Yield Fund, Class I	686,807	521,286	454,174	753,919	7,116,997	261,170	-	265,992
MassMutual Premier Inflation-Protected and Income Fund, Class I	576,057	274,663	400,756	449,964	4,661,632	203,000	-	31,272
MassMutual Premier International Equity Fund, Class I	144,625	82,151	68,993	157,783	2,005,416	22,400	25,684	(60,017)
MassMutual Premier Short-Duration Bond Fund, Class I	1,836,975	1,560,269	944,036	2,453,208	25,366,176	629,251	-	(37,704)
MassMutual Premier Strategic Emerging Markets Fund, Class I	354,461	117,293	230,058	241,696	2,878,594	37,071	-	(185,982)
MassMutual Select Blue Chip Growth Fund, Class I	73,306	20,848	51,356	42,798	793,908	4,483	29,968	41,188
MassMutual Select Diversified International Fund, Class I	126,351	25,526	151,877	-	-	46,391	-	12,831
MassMutual Select Diversified Value Fund, Class I	39,099	31,528	25,875	44,752	720,052	16,788	29,929	23,755
MassMutual Select Equity Opportunities Fund , Class I	170,415	32,542	71,681	131,276	2,840,804	38,270	51,337	(243,415)
MassMutual Select Fundamental Growth Fund, Class I	67,923	58,029	22,816	103,136	821,996	6,926	77,862	(21,322)
MassMutual Select Fundamental Value Fund, Class I	41,293	38,264	31,174	48,383	611,083	12,626	49,182	8,702
MassMutual Select Growth Opportunities Fund, Class I	38,554	28,857	13,607	53,804	598,839	-	34,345	(24,778)
MassMutual Select Large Cap Value Fund, Class I	64,973	54,809	50,357	69,425	537,348	15,389	28,969	14,041
MassMutual Select Mid Cap Growth Fund , Class I	69,480	18,079	39,290	48,269	1,014,611	2,049	55,293	14,636
MassMutual Select Mid-Cap Value Fund, Class I	134,072	95,938	123,065	106,945	1,568,877	25,836	32,594	(54,609)
MassMutual Select Overseas Fund, Class I	483,061	968,372	865,870	585,563	5,322,769	101,372	-	152,199
MassMutual Select Small Cap Growth Equity Fund, Class I	72,011	26,431	26,897	71,545	1,070,313	-	-	(76,079)
MassMutual Select Small Cap Value Equity Fund, Class I	84,617	33,833	38,871	79,579	1,359,204	5,551	64,332	73,329
MassMutual Select Small Company Value Fund, Class I	51,260	13,229	21,499	42,990	544,684	5,449	3,247	(49,321)
MassMutual Select Strategic Bond Fund, Class I	1,137,325	218,291	275,419	1,080,197	11,385,281	279,176	-	72,186
MassMutual Select Total Return Bond Fund, Class I	1,372,559	374,248	344,897	1,401,910	13,892,927	324,675	261,465	(20,824)
MM Select Bond and Income Asset Fund, Class I	4,096,880	168,535	125,823	4,139,592	40,319,625	202,908	1,901	(32,719)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART Conservative Fund (Continued)
MM Select Equity Asset Fund, Class I	2,471,758	175,471	73,249	2,573,980	$29,085,974	$147,795	$1,478	$82,919
Oppenheimer Developing Markets Fund, Class I**	24,861	347	25,208	-	-	-	-	(49,255)
Oppenheimer International Bond Fund, Class I**	369,862	940,390	95,847	1,214,405	7,116,414	135,053	-	30,250
Oppenheimer Real Estate Fund, Class I**	26,558	63,686	64,515	25,729	652,995	19,272	123,028	(112,884)

					$203,025,833	$3,709,238	$1,246,088	$(445,740)

MM RetireSMART Moderate Fund
Barings Global Floating Rate Fund, Class Y*	259,485	124,617	109,512	274,590	$2,625,085	$70,527	$-	$(327)
MassMutual Premier Core Bond Fund, Class I	2,800,922	651,507	848,121	2,604,308	28,439,043	927,708	-	(255,064)
MassMutual Premier Disciplined Growth Fund, Class I	679,844	199,491	245,509	633,826	7,789,716	114,137	543,806	30,140
MassMutual Premier Disciplined Value Fund, Class I	502,567	117,993	180,851	439,709	7,497,045	254,224	269,691	191,166
MassMutual Premier High Yield Fund, Class I	1,129,209	399,187	742,180	786,216	7,421,878	413,489	-	448,363
MassMutual Premier Inflation-Protected and Income Fund, Class I	552,840	219,427	364,330	407,937	4,226,224	182,311	-	797
MassMutual Premier International Equity Fund, Class I	571,894	97,566	232,470	436,990	5,554,141	79,802	91,502	(295,910)
MassMutual Premier Short-Duration Bond Fund, Class I	1,504,293	1,072,589	408,593	2,168,289	22,420,110	438,924	-	(61,545)
MassMutual Premier Strategic Emerging Markets Fund, Class I	871,659	330,444	501,491	700,612	8,344,290	78,443	-	(627,789)
MassMutual Select Blue Chip Growth Fund, Class I	231,646	80,212	77,618	234,240	4,345,152	21,199	141,709	(31,399)
MassMutual Select Diversified International Fund, Class I	443,052	75,132	518,184	-	-	162,511	-	(39,779)
MassMutual Select Diversified Value Fund, Class I	235,144	86,165	74,742	246,567	3,967,259	79,442	141,623	96,925
MassMutual Select Equity Opportunities Fund, Class I	323,128	51,670	109,099	265,699	5,749,736	78,026	104,668	(389,337)
MassMutual Select Fundamental Growth Fund, Class I	408,061	211,568	128,635	490,994	3,913,224	32,753	368,195	(118,049)
MassMutual Select Fundamental Value Fund, Class I	249,933	107,682	85,472	272,143	3,437,168	59,733	232,671	(144,460)
MassMutual Select Growth Opportunities Fund, Class I	224,825	106,124	76,403	254,546	2,833,095	-	162,315	(103,223)
MassMutual Select Large Cap Value Fund, Class I	392,284	155,721	149,059	398,946	3,087,843	72,795	137,033	(147,066)
MassMutual Select Mid Cap Growth Fund, Class I	264,370	85,911	214,773	135,508	2,848,388	9,264	250,019	144,482
MassMutual Select Mid-Cap Value Fund, Class I	508,194	188,808	396,452	300,550	4,409,075	117,226	147,888	148,343
MassMutual Select Overseas Fund, Class I	1,935,091	576,087	852,364	1,658,814	15,078,623	331,543	-	(320,129)
MassMutual Select Small Cap Growth Equity Fund, Class I	256,820	55,021	104,733	207,108	3,098,340	-	-	(282,583)
MassMutual Select Small Cap Value Equity Fund, Class I	299,560	71,345	140,478	230,427	3,935,686	19,890	230,514	203,318
MassMutual Select Small Company Value Fund, Class I	181,586	24,189	81,287	124,488	1,577,258	19,505	11,623	(178,820)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART Moderate Fund (Continued)
MassMutual Select Strategic Bond Fund, Class I	1,048,854	256,190	326,751	978,293	$10,311,205	$275,696	$-	$95,587
MassMutual Select Total Return Bond Fund, Class I	1,265,914	306,180	303,138	1,268,956	12,575,356	320,475	258,083	(76,950)
MM Select Bond and Income Asset Fund, Class I	3,703,940	140,673	149,014	3,695,599	35,995,134	183,860	1,723	(47,830)
MM Select Equity Asset Fund, Class I	7,643,608	467,445	379,993	7,731,060	87,360,980	457,012	4,570	271,928
Oppenheimer Developing Markets Fund, Class I**	60,487	703	61,190	-	-	-	-	(141,394)
Oppenheimer International Bond Fund, Class I**	628,840	668,151	200,025	1,096,966	6,428,223	161,346	-	40,805
Oppenheimer Real Estate Fund, Class I**	71,101	67,346	64,567	73,880	1,875,082	32,785	190,401	(101,993)

					$307,144,359	$4,994,626	$3,288,034	$(1,691,793)

MM RetireSMART Moderate Growth Fund
Barings Global Floating Rate Fund, Class Y*	293,342	22,048	202,018	113,372	$1,083,835	$61,180	$-	$39,055
MassMutual Premier Core Bond Fund, Class I	604,015	322,630	189,564	737,081	8,048,928	187,002	-	(76,380)
MassMutual Premier Disciplined Growth Fund, Class I	435,359	219,256	173,296	481,319	5,915,412	81,140	386,591	(22,179)
MassMutual Premier Disciplined Value Fund, Class I	324,260	128,822	119,046	334,036	5,695,316	181,031	192,044	82,092
MassMutual Premier High Yield Fund, Class I	1,284,445	125,383	1,087,255	322,573	3,045,090	411,994	-	550,974
MassMutual Premier Inflation-Protected and Income Fund, Class I	124,442	69,846	74,228	120,060	1,243,818	41,315	-	11,925
MassMutual Premier International Equity Fund, Class I	732,875	104,943	313,451	524,367	6,664,708	98,817	113,306	(608,190)
MassMutual Premier Short-Duration Bond Fund, Class I	220,468	817,883	150,444	887,907	9,180,961	136,285	-	11,263
MassMutual Premier Strategic Emerging Markets Fund, Class I	955,329	418,877	549,651	824,555	9,820,446	84,613	-	(607,270)
MassMutual Select Blue Chip Growth Fund, Class I	342,670	150,167	101,895	390,942	7,251,967	33,734	225,505	(42,791)
MassMutual Select Diversified International Fund, Class I	522,958	120,391	643,349	-	-	201,642	-	(93,211)
MassMutual Select Diversified Value Fund, Class I	375,727	135,771	98,630	412,868	6,643,053	126,595	225,683	135,613
MassMutual Select Equity Opportunities Fund , Class I	207,808	75,266	59,486	223,588	4,838,447	61,483	82,476	(187,691)
MassMutual Select Fundamental Growth Fund, Class I	651,893	316,738	184,165	784,466	6,252,193	52,134	586,070	(171,414)
MassMutual Select Fundamental Value Fund, Class I	400,052	168,449	108,092	460,409	5,814,962	95,181	370,751	(148,715)
MassMutual Select Growth Opportunities Fund, Class I	355,810	164,346	109,541	410,615	4,570,144	-	258,127	(114,808)
MassMutual Select Large Cap Value Fund, Class I	627,362	231,287	176,904	681,745	5,276,703	115,979	218,322	(374,098)
MassMutual Select Mid Cap Growth Fund, Class I	265,574	46,975	155,475	157,074	3,301,704	7,887	212,858	126,695
MassMutual Select Mid-Cap Value Fund, Class I	511,108	87,654	250,783	347,979	5,104,847	100,006	126,164	374,996
MassMutual Select Overseas Fund, Class I	2,491,187	646,463	1,180,142	1,957,508	17,793,749	405,320	-	291,418

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART Moderate Growth Fund (Continued)
MassMutual Select Small Cap Growth Equity Fund, Class I	333,623	55,666	147,088	242,201	$3,623,332	$-	$-	$(374,337)
MassMutual Select Small Cap Value Equity Fund, Class I	389,981	63,041	183,483	269,539	4,603,723	26,958	312,424	292,158
MassMutual Select Small Company Value Fund, Class I	236,320	29,117	119,814	145,623	1,845,039	26,427	15,748	(229,458)
MassMutual Select Strategic Bond Fund, Class I	240,809	160,691	122,575	278,925	2,939,869	55,715	-	28,482
MassMutual Select Total Return Bond Fund, Class I	290,533	213,869	144,107	360,295	3,570,521	64,894	52,260	(2,656)
MM Select Bond and Income Asset Fund, Class I	926,040	138,577	16,968	1,047,649	10,204,100	46,669	437	(3,958)
MM Select Equity Asset Fund, Class I	8,676,044	546,452	200,639	9,021,857	101,946,982	521,512	5,215	188,876
Oppenheimer Developing Markets Fund, Class I**	67,756	674	68,430	-	-	-	-	(231,567)
Oppenheimer International Bond Fund, Class I**	648,358	142,529	248,902	541,985	3,176,032	117,925	-	(13,168)
Oppenheimer Real Estate Fund, Class I**	72,511	73,326	59,651	86,186	2,187,390	31,559	168,988	(101,664)

					$251,643,271	$3,374,997	$3,552,969	$(1,270,008)

MM RetireSMART Growth Fund
Barings Global Floating Rate Fund, Class Y*	20,755	3,040	14,182	9,613	$91,898	$5,121	$-	$8,095
MassMutual Premier Core Bond Fund, Class I	57,142	52,757	27,386	82,513	901,039	15,507	-	4,796
MassMutual Premier Disciplined Growth Fund, Class I	51,292	96,508	60,836	86,964	1,068,790	14,166	67,496	17,045
MassMutual Premier Disciplined Value Fund, Class I	38,923	64,021	42,532	60,412	1,030,030	31,534	33,452	42,660
MassMutual Premier High Yield Fund, Class I	90,621	19,678	82,413	27,886	263,244	35,142	-	56,937
MassMutual Premier Inflation-Protected and Income Fund, Class I	17,623	31,836	8,742	40,717	421,831	5,785	-	2,778
MassMutual Premier International Equity Fund, Class I	309,933	95,256	143,130	262,059	3,330,776	42,142	48,321	(165,966)
MassMutual Premier Short-Duration Bond Fund, Class I	21,457	167,175	65,396	123,236	1,274,264	12,280	-	(4,929)
MassMutual Premier Strategic Emerging Markets Fund, Class I	417,624	211,119	237,629	391,114	4,658,173	36,637	-	(303,588)
MassMutual Select Blue Chip Growth Fund, Class I	194,233	101,715	63,482	232,466	4,312,237	19,548	130,672	(38,750)
MassMutual Select Diversified International Fund, Class I	224,878	70,681	295,559	-	-	86,811	-	796
MassMutual Select Diversified Value Fund, Class I	213,803	98,114	65,809	246,108	3,959,874	73,202	130,498	92,802
MassMutual Select Equity Opportunities Fund, Class I	81,728	38,726	27,533	92,921	2,010,802	24,166	32,418	(57,087)
MassMutual Select Fundamental Growth Fund, Class I	370,833	205,668	117,900	458,601	3,655,047	30,199	339,485	(108,693)
MassMutual Select Fundamental Value Fund, Class I	227,937	117,848	69,420	276,365	3,490,485	55,053	214,441	(120,626)
MassMutual Select Growth Opportunities Fund, Class I	201,181	109,469	67,916	242,734	2,701,632	-	149,673	(97,960)
MassMutual Select Large Cap Value Fund, Class I	357,234	163,327	108,653	411,908	3,188,170	67,090	126,293	(167,216)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART Growth Fund (Continued)
MassMutual Select Mid Cap Growth Fund, Class I	115,412	36,015	78,064	73,363	$1,542,080	$3,252	$87,767	$28,833
MassMutual Select Mid-Cap Value Fund, Class I	221,846	82,174	141,905	162,115	2,378,224	40,988	51,708	(108,591)
MassMutual Select Overseas Fund, Class I	1,052,123	411,285	521,515	941,893	8,561,803	171,376	-	(314,637)
MassMutual Select Small Cap Growth Equity Fund, Class I	149,516	52,357	88,540	113,333	1,695,467	-	-	(209,624)
MassMutual Select Small Cap Value Equity Fund, Class I	174,390	56,180	104,394	126,176	2,155,086	12,709	147,288	170,901
MassMutual Select Small Company Value Fund, Class I	105,698	29,246	66,701	68,243	864,639	12,474	7,433	(96,345)
MassMutual Select Strategic Bond Fund, Class I	24,332	25,697	18,413	31,616	333,235	4,566	-	7,349
MassMutual Select Total Return Bond Fund, Class I	29,180	33,725	22,749	40,156	397,943	5,259	4,235	4,748
MM Select Bond and Income Asset Fund, Class I	89,250	21,752	2,846	108,156	1,053,444	4,420	41	(648)
MM Select Equity Asset Fund, Class I	3,669,174	532,454	87,849	4,113,779	46,485,698	220,691	2,207	106,869
Oppenheimer Developing Markets Fund, Class I**	29,160	-	29,160	-	-	-	-	(84,714)
Oppenheimer International Bond Fund, Class I**	65,642	21,213	49,974	36,881	216,122	13,047	-	12,397
Oppenheimer Real Estate Fund, Class I**	29,243	44,560	33,015	40,788	1,035,198	11,131	49,415	(25,638)

					$103,077,231	$1,054,296	$1,622,843	$(1,348,006)

MM RetireSMART In Retirement Fund
Barings Global Floating Rate Fund, Class Y*	59,831	65,881	26,033	99,679	$952,929	$19,470	$-	$11,752
MassMutual Premier Core Bond Fund, Class I	909,817	335,449	335,144	910,122	9,938,533	292,071	-	(141,321)
MassMutual Premier Disciplined Growth Fund, Class I	170,759	51,916	73,405	149,270	1,834,530	29,984	142,859	(32,581)
MassMutual Premier Disciplined Value Fund, Class I	125,427	29,703	51,744	103,386	1,762,738	66,762	70,823	32,788
MassMutual Premier High Yield Fund, Class I	259,844	206,024	189,862	276,006	2,605,495	98,534	-	121,803
MassMutual Premier Inflation-Protected and Income Fund, Class I	758,388	167,968	389,554	536,802	5,561,269	227,271	-	(17,457)
MassMutual Premier International Equity Fund, Class I	73,747	42,294	46,260	69,781	886,922	10,802	12,386	(40,502)
MassMutual Premier Short-Duration Bond Fund, Class I	865,592	800,343	791,454	874,481	9,042,131	306,475	-	(31,672)
MassMutual Premier Strategic Emerging Markets Fund, Class I	205,177	54,035	142,984	116,228	1,384,271	21,784	-	(64,875)
MassMutual Select Blue Chip Growth Fund, Class I	47,417	10,632	44,359	13,690	253,942	2,487	16,627	26,735
MassMutual Select Diversified International Fund, Class I	67,538	11,263	78,801	-	-	22,511	-	7,530
MassMutual Select Diversified Value Fund, Class I	21,976	15,566	23,488	14,054	226,136	9,312	16,601	31,089
MassMutual Select Equity Opportunities Fund, Class I	100,086	15,289	47,708	67,667	1,464,306	21,975	29,479	(143,951)
MassMutual Select Fundamental Growth Fund, Class I	38,178	28,004	29,661	36,521	291,069	3,842	43,191	(12,477)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART In Retirement Fund (Continued)
MassMutual Select Fundamental Value Fund, Class I	23,242	19,322	28,156	14,408	$181,968	$7,003	$27,278	$12,048
MassMutual Select Growth Opportunities Fund, Class I	21,568	14,306	17,946	17,928	199,534	-	19,040	(13,195)
MassMutual Select Large Cap Value Fund, Class I	36,573	28,103	45,163	19,513	151,033	8,535	16,066	18,265
MassMutual Select Mid Cap Growth Fund, Class I	35,015	16,238	27,631	23,622	496,542	783	21,123	(1,942)
MassMutual Select Mid-Cap Value Fund, Class I	67,171	58,986	73,703	52,454	769,493	9,885	12,471	(21,400)
MassMutual Select Overseas Fund, Class I	245,677	473,631	445,366	273,942	2,490,128	50,827	-	93,517
MassMutual Select Small Cap Growth Equity Fund, Class I	37,600	16,617	19,469	34,748	519,826	-	-	(52,199)
MassMutual Select Small Cap Value Equity Fund, Class I	43,702	20,132	25,208	38,626	659,736	2,618	30,351	34,644
MassMutual Select Small Company Value Fund, Class I	26,505	8,901	14,581	20,825	263,856	2,570	1,531	(31,405)
MassMutual Select Strategic Bond Fund, Class I	414,720	137,200	190,770	361,150	3,806,518	86,125	-	41,689
MassMutual Select Total Return Bond Fund, Class I	497,289	193,326	223,882	466,733	4,625,320	99,205	79,891	(28,666)
MM Select Bond and Income Asset Fund, Class I	1,703,960	71,827	117,336	1,658,451	16,153,313	86,862	814	(33,109)
MM Select Equity Asset Fund, Class I	1,293,947	97,634	117,996	1,273,585	14,391,516	79,080	791	101,744
Oppenheimer Developing Markets Fund, Class I**	13,854	557	14,411	-	-	-	-	(24,615)
Oppenheimer International Bond Fund, Class I**	158,068	388,918	79,528	467,458	2,739,307	53,268	-	23,247
Oppenheimer Real Estate Fund, Class I**	17,117	37,424	42,127	12,414	315,061	11,147	76,660	(74,219)

					$83,967,422	$1,631,188	$617,982	$(208,735)

MM RetireSMART 2010 Fund
Barings Global Floating Rate Fund, Class Y*	60,506	53,145	30,199	83,452	$797,798	$17,967	$-	$12,260
MassMutual Premier Core Bond Fund, Class I	707,297	270,033	316,110	661,220	7,220,527	256,217	-	(128,848)
MassMutual Premier Disciplined Growth Fund, Class I	137,929	90,280	107,799	120,410	1,479,838	25,777	122,816	10,825
MassMutual Premier Disciplined Value Fund, Class I	102,075	58,205	77,077	83,203	1,418,614	57,073	60,546	72,639
MassMutual Premier High Yield Fund, Class I	266,407	162,731	213,109	216,029	2,039,311	98,546	-	125,890
MassMutual Premier Inflation-Protected and Income Fund, Class I	539,066	167,450	323,257	383,259	3,970,565	162,853	-	28,375
MassMutual Premier International Equity Fund, Class I	95,917	37,128	67,391	65,654	834,464	14,119	16,189	(56,212)
MassMutual Premier Short-Duration Bond Fund, Class I	493,776	479,702	379,602	593,876	6,140,677	145,715	-	9,514
MassMutual Premier Strategic Emerging Markets Fund, Class I	173,486	65,611	132,398	106,699	1,270,787	16,882	-	(131)
MassMutual Select Blue Chip Growth Fund, Class I	30,796	13,912	21,850	22,858	424,021	2,296	15,348	21,351
MassMutual Select Diversified International Fund, Class I	72,923	22,823	95,746	-	-	28,626	-	10,581

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2010 Fund (Continued)
MassMutual Select Diversified Value Fund, Class I	20,959	19,102	16,277	23,784	$382,678	$8,556	$15,252	$17,944
MassMutual Select Equity Opportunities Fund, Class I	79,880	15,860	42,161	53,579	1,159,443	18,187	24,398	(87,046)
MassMutual Select Fundamental Growth Fund, Class I	36,443	42,735	26,938	52,240	416,351	3,543	39,834	(14,490)
MassMutual Select Fundamental Value Fund, Class I	22,099	23,282	19,921	25,460	321,560	6,437	25,073	10,520
MassMutual Select Growth Opportunities Fund, Class I	20,775	20,314	14,759	26,330	293,055	-	17,639	(13,831)
MassMutual Select Large Cap Value Fund, Class I	34,819	34,317	32,883	36,253	280,601	7,848	14,774	13,719
MassMutual Select Mid Cap Growth Fund, Class I	45,875	18,693	42,521	22,047	463,435	1,609	43,428	7,160
MassMutual Select Mid-Cap Value Fund, Class I	88,464	48,377	87,499	49,342	723,851	20,190	25,471	(4,252)
MassMutual Select Overseas Fund, Class I	324,428	309,141	375,786	257,783	2,343,247	44,625	-	14,410
MassMutual Select Small Cap Growth Equity Fund, Class I	44,989	12,662	24,570	33,081	494,892	-	-	(54,073)
MassMutual Select Small Cap Value Equity Fund, Class I	52,814	15,422	31,441	36,795	628,464	3,547	41,102	31,439
MassMutual Select Small Company Value Fund, Class I	32,003	5,573	17,819	19,757	250,324	3,480	2,074	(34,105)
MassMutual Select Strategic Bond Fund, Class I	325,979	81,470	151,599	255,850	2,696,656	74,893	-	34,515
MassMutual Select Total Return Bond Fund, Class I	390,600	157,577	217,399	330,778	3,278,006	86,235	69,446	(8,510)
MM Select Bond and Income Asset Fund, Class I	1,339,940	28,795	218,372	1,150,363	11,204,535	66,364	622	(68,827)
MM Select Equity Asset Fund, Class I	1,419,173	47,970	242,349	1,224,794	13,840,174	83,032	830	202,198
Oppenheimer Developing Markets Fund, Class I**	12,616	-	12,616	-	-	-	-	(16,041)
Oppenheimer International Bond Fund, Class I**	130,359	294,173	94,112	330,420	1,936,260	41,787	-	33,278
Oppenheimer Real Estate Fund, Class I**	13,735	29,093	32,047	10,781	273,632	7,967	52,120	(46,201)

					$66,583,766	$1,304,371	$586,962	$124,051

MM RetireSMART 2015 Fund
Barings Global Floating Rate Fund, Class Y*	85,683	50,089	36,885	98,887	$945,364	$23,204	$-	$11,387
MassMutual Premier Core Bond Fund, Class I	962,407	306,401	561,910	706,898	7,719,329	314,106	-	(242,522)
MassMutual Premier Disciplined Growth Fund, Class I	210,294	104,592	156,880	158,006	1,941,892	32,042	152,662	42,787
MassMutual Premier Disciplined Value Fund, Class I	155,374	67,840	113,882	109,332	1,864,107	71,356	75,697	151,404
MassMutual Premier High Yield Fund, Class I	373,609	202,657	304,130	272,136	2,568,967	129,799	-	156,827
MassMutual Premier Inflation-Protected and Income Fund, Class I	679,316	164,651	393,675	450,292	4,665,021	188,162	-	62,653
MassMutual Premier International Equity Fund, Class I	167,933	41,274	136,556	72,651	923,399	21,131	24,229	(51,419)
MassMutual Premier Short-Duration Bond Fund, Class I	571,846	472,429	346,628	697,647	7,213,668	158,782	-	7,216

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2015 Fund (Continued)
MassMutual Premier Strategic Emerging Markets Fund, Class I	243,883	109,509	198,966	154,426	$1,839,216	$21,972	$-	$70,613
MassMutual Select Blue Chip Growth Fund, Class I	39,722	22,437	29,173	32,986	611,899	2,963	19,805	31,491
MassMutual Select Diversified International Fund, Class I	123,231	24,455	147,686	-	-	43,499	-	35,425
MassMutual Select Diversified Value Fund, Class I	34,238	25,705	25,902	34,041	547,724	11,126	19,834	38,182
MassMutual Select Equity Opportunities Fund, Class I	109,187	24,820	64,366	69,641	1,507,037	23,351	31,324	(60,318)
MassMutual Select Fundamental Growth Fund, Class I	59,481	54,015	42,293	71,203	567,488	4,577	51,451	(15,770)
MassMutual Select Fundamental Value Fund, Class I	36,176	31,822	32,520	35,478	448,087	8,366	32,587	24,673
MassMutual Select Growth Opportunities Fund, Class I	33,724	25,852	27,080	32,496	361,677	-	22,666	(13,678)
MassMutual Select Large Cap Value Fund, Class I	56,940	49,328	57,205	49,063	379,751	10,193	19,187	31,780
MassMutual Select Mid Cap Growth Fund, Class I	78,590	34,738	81,894	31,434	660,735	2,791	75,331	31,578
MassMutual Select Mid-Cap Value Fund, Class I	151,171	72,488	153,753	69,906	1,025,515	35,569	44,872	65,826
MassMutual Select Overseas Fund, Class I	568,894	203,446	435,651	336,689	3,060,505	80,524	-	(33,639)
MassMutual Select Small Cap Growth Equity Fund, Class I	74,698	14,095	41,409	47,384	708,865	-	-	(75,695)
MassMutual Select Small Cap Value Equity Fund, Class I	87,249	21,231	55,816	52,664	899,503	5,610	65,020	57,336
MassMutual Select Small Company Value Fund, Class I	52,892	7,397	31,875	28,414	360,002	5,492	3,273	(34,620)
MassMutual Select Strategic Bond Fund, Class I	416,454	86,471	202,296	300,629	3,168,628	94,507	-	28,810
MassMutual Select Total Return Bond Fund, Class I	499,205	143,277	253,418	389,064	3,855,629	108,931	87,723	(38,805)
MM Select Bond and Income Asset Fund, Class I	1,582,660	60,250	194,384	1,448,526	14,108,642	78,385	734	(56,761)
MM Select Equity Asset Fund, Class I	2,129,394	89,501	317,320	1,901,575	21,487,793	123,694	1,237	275,575
Oppenheimer Developing Markets Fund, Class I**	16,997	-	16,997	-	-	-	-	(3,721)
Oppenheimer International Bond Fund, Class I**	185,176	328,405	120,924	392,657	2,300,972	50,522	-	25,025
Oppenheimer Real Estate Fund, Class I**	19,699	25,818	29,158	16,359	415,193	7,682	46,363	(41,970)

					$86,156,608	$1,658,336	$773,995	$479,670

MM RetireSMART 2020 Fund
Barings Global Floating Rate Fund, Class Y*	432,934	174,858	178,171	429,621	$4,107,179	$112,402	$-	$20,488
MassMutual Premier Core Bond Fund, Class I	3,036,131	1,452,440	1,020,937	3,467,634	37,866,562	1,054,069	-	(523,742)
MassMutual Premier Disciplined Growth Fund, Class I	1,156,243	454,067	605,029	1,005,281	12,354,903	176,244	839,714	(260,881)
MassMutual Premier Disciplined Value Fund, Class I	854,797	282,117	440,156	696,758	11,879,720	393,151	417,071	184,958
MassMutual Premier High Yield Fund, Class I	1,878,855	556,313	1,238,275	1,196,893	11,298,670	666,053	-	810,885

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2020 Fund (Continued)
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,599,551	616,580	1,303,645	1,912,486	$19,813,350	$715,681	$-	$(20,697)
MassMutual Premier International Equity Fund, Class I	1,001,424	164,127	486,250	679,301	8,633,911	124,663	142,941	(304,470)
MassMutual Premier Short-Duration Bond Fund, Class I	2,486,107	1,651,194	1,083,540	3,053,761	31,575,884	674,719	-	(22,904)
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,566,856	504,380	946,771	1,124,465	13,392,379	127,866	-	(1,101,623)
MassMutual Select Blue Chip Growth Fund, Class I	505,197	122,598	252,894	374,901	6,954,407	39,919	266,848	(268,101)
MassMutual Select Diversified International Fund, Class I	776,221	105,084	881,305	-	-	259,843	-	43,198
MassMutual Select Diversified Value Fund, Class I	480,636	133,033	219,833	393,836	6,336,823	150,052	267,499	148,285
MassMutual Select Equity Opportunities Fund, Class I	542,037	65,350	189,563	417,824	9,041,713	123,434	165,581	(552,597)
MassMutual Select Fundamental Growth Fund, Class I	833,816	288,923	340,667	782,072	6,233,115	61,695	693,544	(183,700)
MassMutual Select Fundamental Value Fund, Class I	511,218	176,491	254,657	433,052	5,469,451	112,787	439,328	(361,397)
MassMutual Select Growth Opportunities Fund, Class I	457,904	145,027	201,644	401,287	4,466,321	-	304,920	(318,587)
MassMutual Select Large Cap Value Fund, Class I	801,974	249,139	418,808	632,305	4,894,044	137,375	258,599	(298,635)
MassMutual Select Mid Cap Growth Fund, Class I	460,612	105,781	345,187	221,206	4,649,745	14,035	378,795	125,950
MassMutual Select Mid-Cap Value Fund, Class I	885,734	260,626	655,557	490,803	7,200,081	179,791	226,817	(439,756)
MassMutual Select Overseas Fund, Class I	3,386,750	802,876	1,551,035	2,638,591	23,984,793	520,778	-	(1,098,875)
MassMutual Select Small Cap Growth Equity Fund, Class I	451,539	93,159	208,998	335,700	5,022,071	-	-	(611,451)
MassMutual Select Small Cap Value Equity Fund, Class I	527,001	117,288	270,805	373,484	6,379,105	31,370	363,552	400,866
MassMutual Select Small Company Value Fund, Class I	319,458	40,077	158,029	201,506	2,553,078	30,662	18,273	(350,138)
MassMutual Select Strategic Bond Fund, Class I	1,390,791	406,565	496,082	1,301,274	13,715,431	317,895	-	55,842
MassMutual Select Total Return Bond Fund, Class I	1,667,157	576,740	565,572	1,678,325	16,632,204	366,447	295,104	(159,393)
MM Select Bond and Income Asset Fund, Class I	5,714,680	329,890	500,043	5,544,527	54,003,697	290,155	2,718	(161,530)
MM Select Equity Asset Fund, Class I	13,808,650	424,126	1,683,331	12,549,445	141,808,723	805,300	8,052	1,149,890
Oppenheimer Developing Markets Fund, Class I**	109,007	-	109,007	-	-	-	-	(219,658)
Oppenheimer International Bond Fund, Class I**	1,094,546	988,772	418,001	1,665,317	9,758,758	257,783	-	97,703
Oppenheimer Real Estate Fund, Class I**	127,143	155,639	165,781	117,001	2,969,477	45,942	253,913	(221,270)

					$482,995,595	$7,790,111	$5,343,269	$(4,441,340)

MM RetireSMART 2025 Fund
Barings Global Floating Rate Fund, Class Y*	286,119	26,571	135,246	177,444	$1,696,364	$72,268	$-	$38,029
MassMutual Premier Core Bond Fund, Class I	905,041	579,637	267,120	1,217,558	13,295,730	301,472	-	(108,285)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2025 Fund (Continued)
MassMutual Premier Disciplined Growth Fund, Class I	569,562	226,841	266,700	529,703	$6,510,055	$86,257	$410,971	$101,176
MassMutual Premier Disciplined Value Fund, Class I	420,946	137,027	190,470	367,503	6,265,932	192,838	204,570	250,124
MassMutual Premier High Yield Fund, Class I	1,240,053	215,225	948,219	507,059	4,786,633	485,111	-	495,277
MassMutual Premier Inflation-Protected and Income Fund, Class I	764,659	256,963	320,996	700,626	7,258,488	224,173	-	44,396
MassMutual Premier International Equity Fund, Class I	584,362	165,027	291,369	458,020	5,821,440	79,519	91,177	(256,042)
MassMutual Premier Short-Duration Bond Fund, Class I	660,020	889,410	232,970	1,316,460	13,612,196	237,381	-	13,760
MassMutual Premier Strategic Emerging Markets Fund, Class I	827,216	393,777	496,098	724,895	8,633,496	75,130	-	(111,755)
MassMutual Select Blue Chip Growth Fund, Class I	296,421	115,467	112,666	299,222	5,550,575	27,990	187,108	(170,343)
MassMutual Select Diversified International Fund, Class I	450,137	107,765	557,902	-	-	165,970	-	154,670
MassMutual Select Diversified Value Fund, Class I	306,409	120,334	111,218	315,525	5,076,795	104,988	187,163	75,950
MassMutual Select Equity Opportunities Fund, Class I	237,287	62,823	74,963	225,147	4,872,174	61,100	81,963	(104,796)
MassMutual Select Fundamental Growth Fund, Class I	531,630	258,723	180,874	609,479	4,857,547	43,248	486,181	(141,129)
MassMutual Select Fundamental Value Fund, Class I	326,308	152,205	127,788	350,725	4,429,653	78,948	307,518	(137,903)
MassMutual Select Growth Opportunities Fund, Class I	289,991	130,820	102,528	318,283	3,542,490	0	214,075	(166,647)
MassMutual Select Large Cap Value Fund, Class I	511,689	217,038	210,964	517,763	4,007,489	96,176	181,046	(136,204)
MassMutual Select Mid Cap Growth Fund, Class I	235,678	63,399	159,562	139,515	2,932,615	7,244	195,505	5,937
MassMutual Select Mid-Cap Value Fund, Class I	451,859	117,459	260,654	308,664	4,528,100	91,995	116,057	(150,782)
MassMutual Select Overseas Fund, Class I	1,982,891	638,824	906,682	1,715,033	15,589,648	328,678	-	(366,670)
MassMutual Select Small Cap Growth Equity Fund, Class I	258,925	63,988	109,906	213,007	3,186,585	-	-	(262,310)
MassMutual Select Small Cap Value Equity Fund, Class I	300,891	85,866	149,877	236,880	4,045,915	20,538	238,022	153,605
MassMutual Select Small Company Value Fund, Class I	182,485	34,663	89,145	128,003	1,621,798	20,132	11,997	(128,748)
MassMutual Select Strategic Bond Fund, Class I	395,395	210,655	147,494	458,556	4,833,184	89,580	-	28,551
MassMutual Select Total Return Bond Fund, Class I	474,205	315,578	200,107	589,676	5,843,691	103,238	83,139	(5,720)
MM Select Bond and Income Asset Fund, Class I	1,564,110	446,061	82,121	1,928,050	18,779,210	88,718	831	(21,108)
MM Select Equity Asset Fund, Class I	7,018,841	1,139,452	340,490	7,817,803	88,341,177	447,728	4,477	383,633
Oppenheimer Developing Markets Fund, Class I**	54,512	3,254	57,766	-	-	-	-	(11,499)
Oppenheimer International Bond Fund, Class I**	639,305	304,780	174,612	769,473	4,509,110	149,226	-	18,962
Oppenheimer Real Estate Fund, Class I**	65,102	75,978	65,816	75,264	1,910,203	28,344	151,167	(94,348)

					$256,338,293	$3,707,990	$3,152,967	$(610,219)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2030 Fund
Barings Global Floating Rate Fund, Class Y*	743,357	57,731	492,214	308,874	$2,952,832	$170,177	$-	$126,729
MassMutual Premier Core Bond Fund, Class I	1,201,555	883,022	425,307	1,659,270	18,119,231	358,318	-	(145,783)
MassMutual Premier Disciplined Growth Fund, Class I	994,906	350,773	401,763	943,916	11,600,726	150,073	715,023	(44,191)
MassMutual Premier Disciplined Value Fund, Class I	737,835	212,351	295,250	654,936	11,166,661	334,359	354,702	153,210
MassMutual Premier High Yield Fund, Class I	3,227,505	362,564	2,711,801	878,268	8,290,852	1,240,781	-	1,307,091
MassMutual Premier Inflation-Protected and Income Fund, Class I	1,038,455	371,801	379,096	1,031,160	10,682,816	300,877	-	25,331
MassMutual Premier International Equity Fund, Class I	1,513,937	260,508	725,133	1,049,312	13,336,750	202,852	232,593	(639,578)
MassMutual Premier Short-Duration Bond Fund, Class I	622,651	2,015,676	383,641	2,254,686	23,313,451	360,201	-	31,875
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,973,040	798,976	1,109,079	1,662,937	19,805,576	174,731	-	(1,266,305)
MassMutual Select Blue Chip Growth Fund, Class I	724,071	290,184	220,954	793,301	14,715,735	69,198	462,573	(193,776)
MassMutual Select Diversified International Fund, Class I	1,095,869	247,130	1,342,999	-	-	417,308	-	59,820
MassMutual Select Diversified Value Fund, Class I	776,919	278,644	218,047	837,516	13,475,639	259,099	461,899	141,060
MassMutual Select Equity Opportunities Fund, Class I	445,337	123,865	125,875	443,327	9,593,593	119,839	160,759	(312,512)
MassMutual Select Fundamental Growth Fund, Class I	1,347,779	640,438	399,794	1,588,423	12,659,731	106,889	1,201,603	(228,156)
MassMutual Select Fundamental Value Fund, Class I	827,396	346,951	241,017	933,330	11,787,963	194,860	759,022	(408,260)
MassMutual Select Growth Opportunities Fund, Class I	735,197	329,955	235,403	829,749	9,235,112	-	529,789	(355,859)
MassMutual Select Large Cap Value Fund, Class I	1,297,377	481,833	398,111	1,381,099	10,689,704	237,419	446,926	(281,700)
MassMutual Select Mid Cap Growth Fund, Class I	551,137	89,287	321,693	318,731	6,699,724	15,602	421,082	107,215
MassMutual Select Mid-Cap Value Fund, Class I	1,058,778	204,147	557,131	705,794	10,353,992	198,502	250,422	(568,128)
MassMutual Select Overseas Fund, Class I	5,141,355	1,421,024	2,622,514	3,939,865	35,813,375	832,873	-	(1,868,158)
MassMutual Select Small Cap Growth Equity Fund, Class I	683,726	140,703	333,623	490,806	7,342,464	-	-	(881,602)
MassMutual Select Small Cap Value Equity Fund, Class I	796,691	152,647	403,074	546,264	9,330,186	56,127	650,460	591,336
MassMutual Select Small Company Value Fund, Class I	483,003	71,854	259,869	294,988	3,737,504	54,967	32,757	(505,716)
MassMutual Select Strategic Bond Fund, Class I	556,950	326,819	256,312	627,457	6,613,401	107,229	-	64,064
MassMutual Select Total Return Bond Fund, Class I	667,688	469,413	332,253	804,848	7,976,047	123,571	99,513	16,218
MM Select Bond and Income Asset Fund, Class I	2,333,350	511,224	111,800	2,732,774	26,617,218	126,643	1,186	(29,920)
MM Select Equity Asset Fund, Class I	17,493,885	1,481,276	804,195	18,170,966	205,331,917	1,064,665	10,646	815,196
Oppenheimer Developing Markets Fund, Class I**	135,590	135	135,725	-	-	-	-	(323,007)
Oppenheimer International Bond Fund, Class I**	1,628,580	307,154	459,127	1,476,607	8,652,917	330,498	-	(28,196)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2030 Fund (Continued)
Oppenheimer Real Estate Fund, Class I**	151,495	169,797	148,738	172,554	$4,379,409	$56,437	$278,909	$(160,777)

					$534,274,526	$7,664,095	$7,069,864	$(4,802,479)

MM RetireSMART 2035 Fund
Barings Global Floating Rate Fund, Class Y*	188,767	21,036	126,689	83,114	$794,571	$47,304	$-	$55,057
MassMutual Premier Core Bond Fund, Class I	352,731	247,966	135,935	464,762	5,075,198	101,740	-	(34,317)
MassMutual Premier Disciplined Growth Fund, Class I	305,772	153,369	169,263	289,878	3,562,596	46,030	219,308	111,478
MassMutual Premier Disciplined Value Fund, Class I	226,986	93,869	119,643	201,212	3,430,673	102,811	109,067	185,094
MassMutual Premier High Yield Fund, Class I	818,721	130,248	708,202	240,767	2,272,840	343,610	-	337,985
MassMutual Premier Inflation-Protected and Income Fund, Class I	226,304	128,243	73,090	281,457	2,915,893	70,453	-	12,593
MassMutual Premier International Equity Fund, Class I	545,638	123,948	259,515	410,071	5,212,007	76,868	88,138	(193,103)
MassMutual Premier Short-Duration Bond Fund, Class I	158,828	634,309	121,011	672,126	6,949,782	92,479	-	3,927
MassMutual Premier Strategic Emerging Markets Fund, Class I	701,393	342,551	395,642	648,302	7,721,273	65,642	-	(136,071)
MassMutual Select Blue Chip Growth Fund, Class I	282,355	122,510	71,143	333,722	6,190,545	28,268	188,967	(104,236)
MassMutual Select Diversified International Fund, Class I	405,063	88,873	493,936	-	-	159,207	-	142,258
MassMutual Select Diversified Value Fund, Class I	306,964	126,595	81,025	352,534	5,672,278	105,804	188,619	25,323
MassMutual Select Equity OpportunitiesFund, Class I	151,179	48,540	38,644	161,075	3,485,671	42,772	57,376	(33,927)
MassMutual Select Fundamental Growth Fund, Class I	532,544	270,982	140,708	662,818	5,282,656	43,664	490,851	(114,614)
MassMutual Select Fundamental Value Fund, Class I	327,128	152,035	85,524	393,639	4,971,657	79,573	309,955	(127,886)
MassMutual Select Growth Opportunities Fund, Class I	289,452	139,288	81,840	346,900	3,860,996	-	216,530	(141,224)
MassMutual Select Large Cap Value Fund, Class I	512,772	204,207	133,255	583,724	4,518,022	96,970	182,540	(115,827)
MassMutual Select Mid Cap Growth Fund, Class I	196,001	44,460	116,995	123,466	2,595,251	5,747	155,115	(32,671)
MassMutual Select Mid-Cap Value Fund, Class I	375,719	109,025	211,794	272,950	4,004,171	72,700	91,714	(181,624)
MassMutual Select Overseas Fund, Class I	1,854,447	633,229	956,396	1,531,280	13,919,333	312,204	-	(335,449)
MassMutual Select Small Cap Growth Equity Fund, Class I	248,972	67,803	126,402	190,373	2,847,978	-	-	(248,106)
MassMutual Select Small Cap Value Equity Fund, Class I	289,107	74,239	151,571	211,775	3,617,110	21,722	251,730	164,665
MassMutual Select Small Company Value Fund, Class I	175,337	36,790	97,615	114,512	1,450,863	21,299	12,691	(95,787)
MassMutual Select Strategic Bond Fund, Class I	151,112	92,575	67,628	176,059	1,855,657	30,081	-	20,913
MassMutual Select Total Return Bond Fund, Class I	181,212	142,689	98,376	225,525	2,234,953	34,666	27,917	7,073
MM Select Bond and Income Asset Fund, Class I	581,040	207,745	34,359	754,426	7,348,111	32,802	307	(9,018)
MM Select Equity Asset Fund, Class I	6,012,735	1,263,972	300,756	6,975,951	78,828,241	384,989	3,850	336,493

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2035 Fund (Continued)
Oppenheimer Developing Markets Fund, Class I**	46,704	1,909	48,613	-	$-	$-	$-	$(15,106)
Oppenheimer International Bond Fund, Class I**	443,758	135,411	184,922	394,247	2,310,286	97,864	-	20,279
Oppenheimer Real Estate Fund, Class I**	52,792	67,558	53,429	66,921	1,698,447	20,787	99,543	(66,869)

					$194,627,059	$2,538,056	$2,694,218	$(562,697)

MM RetireSMART 2040 Fund
Barings Global Floating Rate Fund, Class Y*	272,920	22,898	187,824	107,994	$1,032,423	$64,441	$-	$52,447
MassMutual Premier Core Bond Fund, Class I	608,243	357,584	269,662	696,165	7,602,124	167,734	-	(83,604)
MassMutual Premier Disciplined Growth Fund, Class I	360,737	265,569	250,836	375,470	4,614,522	58,491	278,681	153,896
MassMutual Premier Disciplined Value Fund, Class I	268,408	168,778	176,738	260,448	4,440,633	130,580	138,525	263,233
MassMutual Premier High Yield Fund, Class I	1,183,865	166,002	1,045,960	303,907	2,868,878	479,187	-	516,812
MassMutual Premier Inflation-Protected and Income Fund, Class I	285,897	234,799	126,630	394,066	4,082,529	89,316	-	21,778
MassMutual Premier International Equity Fund, Class I	969,575	183,656	483,982	669,249	8,506,158	129,397	148,369	(363,150)
MassMutual Premier Short-Duration Bond Fund, Class I	246,194	975,749	226,366	995,577	10,294,268	128,739	-	6,529
MassMutual Premier Strategic Emerging Markets Fund, Class I	1,281,444	592,687	807,020	1,067,111	12,709,291	113,280	-	(661,365)
MassMutual Select Blue Chip Growth Fund, Class I	550,423	225,186	195,794	579,815	10,755,578	53,789	359,564	(207,897)
MassMutual Select Diversified International Fund, Class I	712,024	167,468	879,492	-	-	266,298	-	67,530
MassMutual Select Diversified Value Fund, Class I	602,991	206,523	197,225	612,289	9,851,737	201,382	359,006	134,503
MassMutual Select Equity Opportunities Fund, Class I	262,906	89,538	90,171	262,273	5,675,580	73,897	99,129	(192,228)
MassMutual Select Fundamental Growth Fund, Class I	1,045,865	460,547	362,151	1,144,261	9,119,763	83,079	933,943	(230,139)
MassMutual Select Fundamental Value Fund, Class I	642,694	254,770	213,942	683,522	8,632,887	151,458	589,960	(369,712)
MassMutual Select Growth Opportunities Fund, Class I	568,273	237,614	208,278	597,609	6,651,384	-	411,727	(336,978)
MassMutual Select Large Cap Value Fund, Class I	1,007,364	339,146	333,236	1,013,274	7,842,737	184,540	347,384	(244,619)
MassMutual Select Mid Cap Growth Fund , Class I	355,432	66,136	216,896	204,672	4,302,202	9,775	263,800	39,067
MassMutual Select Mid-Cap Value Fund, Class I	682,657	188,620	417,493	453,784	6,657,017	124,424	156,969	(435,489)
MassMutual Select Overseas Fund, Class I	3,290,807	1,071,409	1,837,490	2,524,726	22,949,761	526,686	-	(1,201,753)
MassMutual Select Small Cap Growth Equity Fund, Class I	455,651	118,656	258,280	316,027	4,727,771	-	-	(636,960)
MassMutual Select Small Cap Value Equity Fund, Class I	530,688	123,939	302,930	351,697	6,006,980	38,078	441,293	413,521
MassMutual Select Small Company Value Fund, Class I	321,802	63,954	195,911	189,845	2,405,336	37,281	22,217	(263,115)
MassMutual Select Strategic Bond Fund, Class I	260,260	141,086	137,792	263,554	2,777,863	50,118	-	44,474

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2040 Fund (Continued)
MassMutual Select Total Return Bond Fund, Class I	312,065	210,151	184,448	337,768	$3,347,284	$57,761	$46,515	$8,100
MM Select Bond and Income Asset Fund, Class I	984,190	176,021	53,762	1,106,449	10,776,812	50,835	476	(14,600)
MM Select Equity Asset Fund, Class I	11,186,095	1,147,394	591,713	11,741,776	132,682,065	694,391	6,943	609,678
Oppenheimer Developing Markets Fund, Class I**	87,166	804	87,970	-	-	-	-	(211,114)
Oppenheimer International Bond Fund, Class I**	730,913	197,771	462,563	466,121	2,731,467	145,772	-	49,989
Oppenheimer Real Estate Fund, Class I**	92,048	130,820	112,870	109,998	2,791,755	29,651	130,306	(123,895)

					$316,836,805	$4,140,380	$4,734,807	$(3,195,061)

MM RetireSMART 2045 Fund
Barings Global Floating Rate Fund, Class Y*	67,467	7,547	44,660	30,354	$290,179	$17,689	$-	$22,501
MassMutual Premier Core Bond Fund, Class I	192,879	120,618	76,672	236,825	2,586,130	54,466	-	(13,155)
MassMutual Premier Disciplined Growth Fund, Class I	84,509	77,424	62,914	99,019	1,216,948	15,585	74,254	5,539
MassMutual Premier Disciplined Value Fund, Class I	62,852	50,260	44,377	68,735	1,171,929	34,834	36,953	26,660
MassMutual Premier High Yield Fund, Class I	291,194	59,507	262,498	88,203	832,632	128,756	-	130,320
MassMutual Premier Inflation-Protected and Income Fund, Class I	61,909	94,431	32,012	124,328	1,288,039	21,607	-	6,453
MassMutual Premier International Equity Fund, Class I	313,345	82,466	142,891	252,920	3,214,613	44,180	50,657	(105,497)
MassMutual Premier Short-Duration Bond Fund, Class I	74,458	336,915	68,375	342,998	3,546,601	34,988	-	(864)
MassMutual Premier Strategic Emerging Markets Fund, Class I	416,146	216,523	239,537	393,132	4,682,201	39,111	-	(84,791)
MassMutual Select Blue Chip Growth Fund, Class I	194,182	89,430	57,336	226,276	4,197,425	20,026	133,868	(92,345)
MassMutual Select Diversified International Fund, Class I	234,017	59,140	293,157	-	-	90,970	-	91,745
MassMutual Select Diversified Value Fund, Class I	213,052	90,279	64,092	239,239	3,849,354	74,953	133,620	21,671
MassMutual Select Equity Opportunities Fund, Class I	83,624	34,625	24,186	94,063	2,035,516	25,159	33,749	(16,264)
MassMutual Select Fundamental Growth Fund, Class I	369,558	189,301	113,281	445,578	3,551,256	30,931	347,714	(105,920)
MassMutual Select Fundamental Value Fund, Class I	227,208	108,075	67,395	267,888	3,383,431	56,372	219,579	(110,213)
MassMutual Select Growth Opportunities Fund, Class I	200,356	98,618	64,885	234,089	2,605,409	-	153,372	(120,783)
MassMutual Select Large Cap Value Fund, Class I	356,055	148,262	106,068	398,249	3,082,449	68,696	129,317	(91,007)
MassMutual Select Mid Cap Growth Fund, Class I	115,550	30,492	71,549	74,493	1,565,845	3,375	91,085	(17,024)
MassMutual Select Mid-Cap Value Fund, Class I	221,533	76,453	133,357	164,629	2,415,109	42,606	53,751	(92,811)
MassMutual Select Overseas Fund, Class I	1,063,300	357,560	487,692	933,168	8,482,497	178,721	-	(177,723)
MassMutual Select Small Cap Growth Equity Fund, Class I	149,220	44,848	79,086	114,982	1,720,130	-	-	(119,928)
MassMutual Select Small Cap Value Equity Fund, Class I	173,247	50,864	96,175	127,936	2,185,147	13,177	152,705	114,293

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2045 Fund (Continued)
MassMutual Select Small Company Value Fund, Class I	105,110	25,642	61,573	69,179	$876,494	$12,928	$7,704	$(36,663)
MassMutual Select Strategic Bond Fund, Class I	76,172	47,163	33,594	89,741	945,870	16,028	-	14,952
MassMutual Select Total Return Bond Fund, Class I	91,373	74,903	51,395	114,881	1,138,475	18,467	14,871	5,935
MM Select Bond and Income Asset Fund, Class I	258,100	113,101	15,611	355,590	3,463,446	14,283	134	(3,746)
MM Select Equity Asset Fund, Class I	3,527,673	827,178	156,253	4,198,598	47,444,155	227,658	2,276	188,141
Oppenheimer Developing Markets Fund, Class I**	27,376	1,483	28,859	-	-	-	-	(10,054)
Oppenheimer International Bond Fund, Class I**	202,313	80,045	161,362	120,996	709,037	44,252	-	23,859
Oppenheimer Real Estate Fund, Class I**	29,115	40,669	29,195	40,589	1,030,154	10,726	46,182	(25,182)

					$113,510,471	$1,340,544	$1,681,791	$(571,901)

MM RetireSMART 2050 Fund
Barings Global Floating Rate Fund, Class Y*	48,594	6,810	34,093	21,311	$203,731	$12,046	$-	$16,772
MassMutual Premier Core Bond Fund, Class I	141,097	101,083	64,341	177,839	1,942,007	37,976	-	1,814
MassMutual Premier Disciplined Growth Fund, Class I	121,168	144,252	133,297	132,123	1,623,793	20,649	98,385	(1,895)
MassMutual Premier Disciplined Value Fund, Class I	90,384	96,368	94,974	91,778	1,564,814	46,112	48,917	25,620
MassMutual Premier High Yield Fund, Class I	209,353	41,449	188,918	61,884	584,186	87,184	-	107,495
MassMutual Premier Inflation-Protected and Income Fund, Class I	42,916	71,113	23,914	90,115	933,596	14,232	-	6,345
MassMutual Premier International Equity Fund, Class I	485,418	127,609	226,777	386,250	4,909,236	65,522	75,129	(153,783)
MassMutual Premier Short-Duration Bond Fund, Class I	54,252	300,663	93,108	261,807	2,707,082	28,819	-	(6,935)
MassMutual Premier Strategic Emerging Markets Fund, Class I	645,023	316,246	368,000	593,269	7,065,840	58,459	-	(253,550)
MassMutual Select Blue Chip Growth Fund, Class I	304,740	139,267	95,891	348,116	6,457,544	30,338	202,802	(150,614)
MassMutual Select Diversified International Fund, Class I	363,949	91,904	455,853	-	-	134,243	-	90,442
MassMutual Select Diversified Value Fund, Class I	334,304	138,875	104,783	368,396	5,927,488	113,415	202,186	44,483
MassMutual Select Equity Opportunities Fund, Class I	129,304	52,418	40,587	141,135	3,054,164	37,400	50,170	(79,844)
MassMutual Select Fundamental Growth Fund, Class I	579,797	290,521	184,888	685,430	5,462,877	46,850	526,664	(126,278)
MassMutual Select Fundamental Value Fund, Class I	356,497	166,489	110,091	412,895	5,214,863	85,312	332,309	(211,706)
MassMutual Select Growth Opportunities Fund, Class I	314,200	151,471	104,843	360,828	4,016,020	-	232,431	(186,056)
MassMutual Select Large Cap Value Fund, Class I	558,696	228,920	173,336	614,280	4,754,526	103,972	195,720	(159,282)
MassMutual Select Mid Cap Growth Fund, Class I	179,548	46,366	113,712	112,202	2,358,476	4,993	134,752	(4,754)
MassMutual Select Mid-Cap Value Fund, Class I	343,928	119,918	215,917	247,929	3,637,117	63,124	79,635	(202,072)
MassMutual Select Overseas Fund, Class I	1,647,618	618,951	851,731	1,414,838	12,860,873	264,098	-	(421,303)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2050 Fund (Continued)
MassMutual Select Small Cap Growth Equity Fund, Class I	232,208	70,538	129,566	173,180	$2,590,769	$-	$-	$(263,030)
MassMutual Select Small Cap Value Equity Fund, Class I	269,179	77,436	153,818	192,797	3,292,979	19,628	227,475	173,012
MassMutual Select Small Company Value Fund, Class I	163,277	39,246	98,280	104,243	1,320,758	19,243	11,468	(96,212)
MassMutual Select Strategic Bond Fund, Class I	56,202	45,037	33,159	68,080	717,563	11,207	-	13,758
MassMutual Select Total Return Bond Fund, Class I	67,399	62,645	43,228	86,816	860,351	12,913	10,399	7,642
MM Select Bond and Income Asset Fund, Class I	192,050	70,869	11,382	251,537	2,449,970	9,948	93	(3,052)
MM Select Equity Asset Fund, Class I	5,438,318	1,110,677	238,152	6,310,843	71,312,520	345,038	3,450	268,269
Oppenheimer Developing Markets Fund, Class I**	42,536	1,229	43,765	-	-	-	-	(66,869)
Oppenheimer International Bond Fund, Class I**	148,556	54,916	121,800	81,672	478,599	30,843	-	25,747
Oppenheimer Real Estate Fund, Class I**	46,049	63,630	48,182	61,497	1,560,786	15,489	63,627	(30,456)

					$159,862,528	$1,719,053	$2,495,612	$(1,636,292)

MM RetireSMART 2055 Fund
Barings Global Floating Rate Fund, Class Y*	8,866	1,999	6,209	4,656	$44,515	$2,536	$-	$3,378
MassMutual Premier Core Bond Fund, Class I	27,615	26,956	13,780	40,791	445,442	8,143	-	3,557
MassMutual Premier Disciplined Growth Fund, Class I	31,753	37,699	38,894	30,558	375,559	5,509	26,249	(6,971)
MassMutual Premier Disciplined Value Fund, Class I	23,479	25,027	27,225	21,281	362,848	12,238	12,983	5,417
MassMutual Premier High Yield Fund, Class I	38,443	16,867	40,852	14,458	136,483	17,836	-	20,013
MassMutual Premier Inflation-Protected and Income Fund, Class I	8,226	17,409	5,252	20,383	211,164	2,992	-	505
MassMutual Premier International Equity Fund, Class I	90,624	68,601	62,100	97,125	1,234,461	14,259	16,350	(19,378)
MassMutual Premier Short-Duration Bond Fund, Class I	10,758	73,871	23,162	61,467	635,568	5,974	-	(3,077)
MassMutual Premier Strategic Emerging Markets Fund, Class I	118,680	122,568	102,010	139,238	1,658,322	12,333	-	68,968
MassMutual Select Blue Chip Growth Fund, Class I	57,282	49,882	23,698	83,466	1,548,289	6,330	42,315	(8,929)
MassMutual Select Diversified International Fund, Class I	70,745	38,159	108,904	-	-	29,289	-	36,951
MassMutual Select Diversified Value Fund, Class I	62,611	52,516	26,522	88,605	1,425,656	23,603	42,079	20,708
MassMutual Select Equity Opportunities Fund, Class I	24,570	18,431	10,441	32,560	704,605	7,792	10,453	26,165
MassMutual Select Fundamental Growth Fund, Class I	108,589	105,863	49,019	165,433	1,318,498	9,771	109,841	(40,078)
MassMutual Select Fundamental Value Fund, Class I	66,788	61,144	28,096	99,836	1,260,934	17,762	69,183	(14,369)
MassMutual Select Growth Opportunities Fund, Class I	58,780	57,770	28,213	88,337	983,196	-	48,564	(34,124)
MassMutual Select Large Cap Value Fund, Class I	104,664	88,981	44,356	149,289	1,155,493	21,651	40,757	(14,343)
MassMutual Select Mid Cap Growth Fund, Class I	33,010	20,638	28,043	25,605	538,220	1,083	29,243	16,460

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2055 Fund (Continued)
MassMutual Select Mid-Cap Value Fund, Class I	63,173	40,941	47,899	56,215	$824,681	$13,449	$16,966	$28,398
MassMutual Select Overseas Fund, Class I	307,542	207,664	178,092	337,114	3,064,364	56,964	-	18,799
MassMutual Select Small Cap Growth Equity Fund, Class I	42,621	29,587	32,719	39,489	590,750	-	-	20,513
MassMutual Select Small Cap Value Equity Fund, Class I	49,353	30,552	35,923	43,982	751,220	4,101	47,530	68,019
MassMutual Select Small Company Value Fund, Class I	29,959	16,679	22,779	23,859	302,297	4,035	2,404	21,151
MassMutual Select Strategic Bond Fund, Class I	10,287	11,279	5,951	15,615	164,579	2,322	-	1,548
MassMutual Select Total Return Bond Fund, Class I	12,336	16,734	9,171	19,899	197,199	2,674	2,152	1,120
MM Select Bond and Income Asset Fund, Class I	32,570	25,388	2,313	55,645	541,977	1,903	18	(690)
MM Select Equity Asset Fund, Class I	959,667	485,574	64,437	1,380,804	15,603,088	66,102	661	57,509
Oppenheimer Developing Markets Fund, Class I**	7,424	914	8,338	-	-	-	-	673
Oppenheimer International Bond Fund, Class I**	26,340	19,883	27,358	18,865	110,548	6,432	-	2,098
Oppenheimer Real Estate Fund, Class I**	8,119	20,814	14,358	14,575	369,925	4,294	20,097	(17,938)

					$36,559,881	$361,377	$537,845	$262,053

MM RetireSMART 2060 Fund
Barings Global Floating Rate Fund, Class Y*	3,321	167	2,024	1,464	$13,999	$841	$-	$1,050
MassMutual Premier Core Bond Fund, Class I	9,331	6,069	2,873	12,527	136,800	2,679	-	(451)
MassMutual Premier Disciplined Growth Fund, Class I	6,200	7,585	4,539	9,246	113,634	1,519	7,235	754
MassMutual Premier Disciplined Value Fund, Class I	4,694	4,936	3,200	6,430	109,630	3,391	3,597	1,337
MassMutual Premier High Yield Fund, Class I	14,522	1,832	12,015	4,339	40,959	6,099	-	6,681
MassMutual Premier Inflation-Protected and Income Fund, Class I	2,854	4,565	1,147	6,272	64,982	1,001	-	165
MassMutual Premier International Equity Fund, Class I	33,058	4,427	10,098	27,387	348,083	4,614	5,290	(6,905)
MassMutual Premier Short-Duration Bond Fund, Class I	3,520	20,513	5,671	18,362	189,859	2,034	-	(323)
MassMutual Premier Strategic Emerging Markets Fund, Class I	44,400	16,882	19,584	41,698	496,623	4,056	-	4,474
MassMutual Select Blue Chip Growth Fund, Class I	20,731	7,082	3,284	24,529	455,008	2,140	14,302	(10,020)
MassMutual Select Diversified International Fund, Class I	24,144	3,898	28,042	-	-	9,584	-	2,310
MassMutual Select Diversified Value Fund, Class I	22,805	6,838	3,684	25,959	417,684	8,012	14,284	1,561
MassMutual Select Equity Opportunities Fund, Class I	8,739	2,580	1,443	9,876	213,725	2,644	3,547	(1,871)
MassMutual Select Fundamental Growth Fund, Class I	39,540	14,847	6,050	48,337	385,249	3,305	37,157	(9,150)
MassMutual Select Fundamental Value Fund, Class I	24,311	8,559	3,748	29,122	367,815	6,025	23,467	(5,157)
MassMutual Select Growth Opportunities Fund, Class I	21,450	7,752	3,701	25,501	283,823	-	16,383	(8,345)

Notes to Portfolio of Investments (Unaudited) (Continued)

	Number of Shares Held as of 9/30/16	Purchases	Sales	Number of Shares Held as of 6/30/17	Value as of 6/30/17	Dividend Income	Realized Gains Distributions	Net Realized Gain (Loss)

MM RetireSMART 2060 Fund (Continued)
MassMutual Select Large Cap Value Fund, Class I	38,105	11,242	5,963	43,384	$335,792	$7,344	$13,824	$(5,396)
MassMutual Select Mid Cap Growth Fund , Class I	12,265	1,811	6,249	7,827	164,517	355	9,576	(4,428)
MassMutual Select Mid-Cap Value Fund, Class I	23,574	5,838	12,145	17,267	253,310	4,478	5,650	(9,283)
MassMutual Select Overseas Fund, Class I	112,212	28,070	40,837	99,445	903,955	18,732	-	3,369
MassMutual Select Small Cap Growth Equity Fund, Class I	15,877	2,915	6,704	12,088	180,834	-	-	(12,205)
MassMutual Select Small Cap Value Equity Fund, Class I	18,521	3,412	8,486	13,447	229,674	1,390	16,106	10,503
MassMutual Select Small Company Value Fund, Class I	11,231	1,631	5,576	7,286	92,317	1,363	812	(8,649)
MassMutual Select Strategic Bond Fund, Class I	3,898	2,856	1,994	4,760	50,169	790	-	908
MassMutual Select Total Return Bond Fund, Class I	4,668	3,898	2,505	6,061	60,060	910	733	386
MM Select Bond and Income Asset Fund, Class I	14,060	3,551	112	17,499	170,442	696	7	(29)
MM Select Equity Asset Fund, Class I	387,041	53,108	2,327	437,822	4,947,392	24,079	241	2,849
Oppenheimer Developing Markets Fund, Class I**	3,058	3	3,061	-	-	-	-	4,733
Oppenheimer International Bond Fund, Class I**	10,405	2,547	7,242	5,710	33,462	2,145	-	1,657
Oppenheimer Real Estate Fund, Class I**	3,066	3,514	2,245	4,335	110,013	1,116	4,822	(3,079)

					$11,169,810	$121,342	$177,033	$(42,554)

*	Fund advised by Barings LLC.
**	Fund advised by OFI Global Asset Management, Inc.

5.	New Accounting Pronouncements

In October 2016, the Securities and Exchange Commission (“SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies — Form N-PORT and Form N-CEN — also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Management is still evaluating the impact of the Rule; however, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that each Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

In March 2017, FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities (“ASU 2017-08”). For entities that hold callable debt securities at a premium, ASU 2017-08 requires that the premium be amortized to the earliest call date. ASU 2017-08 would first be effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. Management is still evaluating the potential impact of ASU 2017-08 but believes that adoption of ASU 2017-08 will not have a material effect on each Fund’s financial position or its results of operations.

Notes to Portfolio of Investments (Unaudited) (Continued)

6.	Legal Proceedings

On December 7, 2010, the Trust was named as a defendant and putative member of the proposed defendant class of shareholders named in an adversary proceeding brought by The Official Committee of Unsecured Creditors of Tribune Company (the “Official Committee”) in the U.S. Bankruptcy Court for the District of Delaware, in connection with Tribune Company’s Chapter 11 bankruptcy proceeding (In re Tribune Company). The proceeding relates to a leveraged buyout (“LBO”) transaction by which Tribune Company converted to a privately-held company in 2007, and the putative defendant class is comprised of beneficial owners of shares of Tribune Company who received proceeds (the “Proceeds”) of the LBO. The Official Committee seeks to recover payments of those Proceeds.

The potential amounts sought to be recovered from the Diversified Value Fund and S&P 500 Index Fund, plus interest and the Official Committee’s court costs, are approximately $1,621,800 and $1,186,430, respectively.

In addition, on June 2, 2011, the Diversified Value Fund and S&P 500 Index Fund were named as defendants in a closely related, parallel adversary proceeding brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Plaintiffs”), in the United States District Court for the District of Massachusetts. The Plaintiffs also seek to recover payments of the Proceeds.

The Funds cannot predict the outcome of these proceedings. Accordingly, the Funds have not accrued any amounts related to these proceedings. If the proceedings were to be decided in a manner adverse to the Funds, or if the Funds were to enter into a settlement agreement with the Official Committee or the Plaintiffs, as applicable, the payment of such judgment or settlement could potentially have a material adverse effect on the Funds’ net asset values depending on the net assets of each applicable Fund at the time of such judgment or settlement.

7.	Fund Liquidation

Effective April 28, 2017 (the “Termination Date”), the Diversified International Fund was dissolved pursuant to a Plan of Liquidation and Termination approved by the Trustees. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.

8.	Other

Teresa Hassara became a Trustee of the Trust effective as of June 6, 2017.

9.	Subsequent Events

Management has evaluated the events and transactions subsequent to June 30, 2017, through the date when the Portfolios of Investments were issued, and determined that there are no subsequent events or transactions that would require adjustments to or disclosures in the Funds’ Portfolios of Investments.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective, as of a date within 90 days of the filing date of this Form N-Q, to provide reasonable assurance that the information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the SEC’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MassMutual Select Funds

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/22/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Eric Wietsma
Eric Wietsma, President and Principal Executive Officer

Date	8/22/2017

By	/s/ Renee Hitchcock
Renee Hitchcock, Treasurer and Principal Financial Officer

Date	8/22/2017